UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2006 through February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT   FEBRUARY 28, 2007

JPMorgan Funds

Municipal

Bond

Funds

JPMorgan Municipal Income Fund

CONTENTS

President’s Letter	1
Fund Commentary:
JPMorgan Municipal Income Fund	2
Schedule of Portfolio Investments	4
Financial Statements	20
Financial Highlights	26
Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	40
Trustees	41
Officers	43
Schedule of Shareholder Expenses	45
Tax Letter	46

HIGHLIGHTS

•	The FOMC held the fed funds rate steady at 5.25%

•	Better-than-expected economic data caused bond yields to drift higher

•	The U.S. equity market experienced a jolt in late-February, sparked by a meltdown in Chinese stocks

•	Bonds generated positive performance for the 12-month period

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 9, 2007 (Unaudited)

Dear Shareholder:
We are pleased to present this annual report for the JPMorgan Municipal Income Bond Fund for the 12 months ended February 28, 2007. Inside, you’ll find in-depth information on the Fund along with a report from the portfolio managers.

“Once again, the best fixed income performance came from lower-quality bonds, which notably outperformed the investment-grade market.”

Fed puts rate policy on hold

Concerned about the robust pace of economic growth and mounting inflationary pressures, the Federal Open Market Committee (FOMC) raised the fed funds target by a total of 75 basis points early in the fiscal year, with 25-basis-point hikes in March, May and June of 2006. Bond yields headed upward on concerns that stronger economic growth would lead to accelerating inflation and additional interest rate hikes.

By mid-summer 2006, though, economic sentiment changed. Market observers expected the sharp slowdown in the housing market along with declines in manufacturing activity to stall the overall pace of economic growth. Indeed, gross domestic product (GDP) growth slowed, and a moderation in oil prices helped ease some of the lingering inflationary concerns.

The slower economic data were enough for the Federal Reserve (Fed) to change course and, at its August meeting, the FOMC held the fed funds rate steady at 5.25%, marking the first time in 18-consecutive meetings the U.S. central bank did not implement a 25-basis point rate hike.

Stock market woes trigger bond market rally

Initially, the Fed’s pause sparked a rally in the financial markets. Despite the Fed’s cautious tone, bond investors believed the fed funds target had peaked, and they began pricing into the market a Fed easing in 2007. That optimism moderated in subsequent months as better-than-expected economic data caused bond yields to drift higher.

Nevertheless, a late-February 2007 jolt to the U.S. equity market, sparked by a meltdown in Chinese stocks and a recession warning from former Fed Chairman Alan Greenspan, ignited a bond market rally. Investors discarded their riskier equity assets and sought a “safe haven” in the U.S. bond market.

Yields end year on downward trend

Although Treasury yields were up from March 1, 2006, to February 28, 2007, they ended the 12-month period significantly lower than the peaks realized in late spring and early summer, when concerns about a strong economy and rising inflation gripped the market. For example:

•	The two-year Treasury yield began the fiscal year at 4.21%, peaked at 5.29% on June 28, 2006, and ended the fiscal year at 4.71%.

•	The 10-year Treasury yield began the fiscal year at 4.39%, peaked at 5.25% on June 28, 2006, and ended the fiscal year at 4.64%.

•	The 30-year Treasury yield started the year at 4.67%, peaked at 5.31% on May 12, 2006, and ended the fiscal year at 4.76%.

Bonds post healthy returns

Overall, bonds generated positive performance for the 12-month period, with the Lehman Brothers U.S. Aggregate Index posting a total return of 5.54% for the fiscal year. Once again, the best fixed income performance came from lower-quality bonds, which notably outperformed the investment-grade market. Specifically, the Lehman Brothers U.S. Corporate High-Yield Index advanced 12.13% for the 12-month period, as investors generally showed a strong appetite for risk.

As growth continues, Fed may keep rates on hold

The U.S. economy seems poised to expand moderately in coming quarters, versus its 3.1% growth in calendar 2006. The main point of contention now is the extent to which U.S. activity will cool and whether the rest of the world can bear the fallout. Although some recent indicators, particularly in the construction and manufacturing sectors, have shown distinct signs of weakness, the broad economy — and crucially, the job market — have held up relatively well. This scenario may have to change for the Fed to embark on an easing campaign.

For investment-grade corporate bonds, 2007 largely may be a year of clipping coupons. Event risk remains prevalent, but solid fundamentals, decent earnings growth and continued low default rates may provide a stable foundation for investment-grade corporate bonds as a whole and may prevent significant spread widening.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   1

JPMorgan Municipal Income Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	February 9, 1993
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2007
(in Thousands)	$1,532,596
Primary Benchmark	Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AA1/AA2
Duration	5.2 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Municipal Income Fund, which seeks current income exempt from federal income taxes, returned 4.14%* (Select Class Shares) for the 12 months ended February 28, 2007, compared to the 4.29% return for the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, the primary drivers of performance versus the benchmark were the Fund’s allocation to housing bonds and A-rated revenue bonds. Housing bonds contributed to performance as they outperformed given their yield advantages relative to the benchmark. Detracting from the Fund’s performance was the fund’s underweight of longer-term bonds. The municipal yield curve flattened by approximately 50 basis-points (bps) throughout the period, and thus longer-term securities outperformed.

The period began with interest rates remaining on the upswing, as the Federal Reserve’s (Fed) anticipated and actual actions drove the fixed-income markets. The Federal Reserve (Fed) reacted by continuing its tightening policy, increasing rates by 25 bps at each of its Federal Open Market Committee (FOMC) meetings in March, May and June.

By July, a cooling-off in the housing market and other indicators the economy was slowing led to expectations that the Fed would halt its rate-tightening campaign. This sentiment caused interest rates to head downward. Although inflation remained a concern, it seemed that inflation was reaching its peak, as evidenced by falling oil and other commodity prices. At the FOMC’s August meeting, the slowing economy encouraged the Fed to keep rates unchanged at 5.25%, the first pause in the two-year-old rate-tightening campaign. The Fed’s decision helped push market rates lower, and, overall, municipal bond yields declined and the yield curve flattened. In this rate environment, longer-term bonds outperformed shorter-term securities.

The Fed remained on hold throughout the rest of the reporting period, though the rate environment remained volatile. With every new piece of economic data, investors attempted to gauge the potential Fed reaction and the implications for monetary policy.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on the housing and credit sectors, as well as other bonds offering a yield premium relative to the benchmark. In general, this strategy was effective, as bonds in these sectors continued to perform well in the market environment of the 12-month period. Given the uncertainty surrounding the direction of interest rates, we kept the Fund’s duration close to that of the benchmark, which helped limit the Fund’s interest rate risk relative to the index.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2007***

AAA	64.7%
AA	15.5
A	15.0
BAA	4.6
Other	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The performance of the index does not reflect shareholder activity or the deduction of expenses associated with a mutual fund, such as investment management fees.

***	Portfolio composition subject to change. Percentages are based on total investments.

2   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/23/93
Without Sales Charge		3.76%	3.64%	4.31%
With Sales Charge*		(0.12)	2.84	3.91
CLASS B SHARES	1/14/94
Without CDSC		3.29	3.02	3.78
With CDSC**		(1.71)	2.66	3.78
CLASS C SHARES	11/4/97
Without CDSC		3.29	3.00	4.04
With CDSC***		2.29	3.00	4.04
SELECT CLASS SHARES	2/9/93	4.14	3.92	4.58

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one-year period, a 2% CDSC for the five-year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one-year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 9, 1993. Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Municipal Income Fund, the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the broad-based securities index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment-grade, tax-exempt bonds with maturities of 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   3

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 99.4%
	Municipal Bonds — 98.1%
	Alabama — 1.2%
	Alabama 21st Century Authority, Tobacco Settlement,
1,020	Rev., 5.50%, 12/01/10	1,063
1,790	Rev., 5.75%, 06/01/10	1,901
2,000	Rev., 5.75%, 12/01/11	2,127
2,290	Rev., 5.85%, 06/01/10	2,440
3,365	Alabama Public School & College Authority, Capital Improvement, Rev., 5.25%, 11/01/08	3,497
2,000	Alabama State Dock Authority, Series A, Rev., AMT, MBIA, 5.00%, 10/01/14	2,135
1,290	Fairfield Industrial Development Board, Rev., 5.40%, 11/01/16	1,387
3,615	Montgomery Medical Clinic Board, Jackson Hospital & Clinic, Rev., 5.13%, 03/01/16	3,800
		18,350
	Alaska — 2.5%
12,940	Alaska Housing Finance Corp., Capital Appreciation, General Mortgage, Series A, Rev., MBIA, Zero Coupon, 06/01/07	6,901
4,960	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, MBIA, 5.00%, 06/01/15	5,111
	Alaska Student Loan Corp.,
2,750	Series A, Rev., AMBAC, 5.75%, 07/01/07	2,766
3,690	Series A, Rev., AMBAC, 6.05%, 07/01/10	3,933
4,500	Series A, Rev., GTD STD LNS, 5.00%, 06/01/11	4,692
	City of North Slope Boro,
2,700	Series A, GO, MBIA, Zero Coupon, 06/30/08	2,568
1,000	Series A, GO, MBIA, Zero Coupon, 06/30/10	877
6,350	Series A, GO, MBIA, Zero Coupon, 06/30/13	4,946
2,000	City of North Slope Boro, Capital Appreciation, Series B, GO, MBIA, Zero Coupon, 06/30/09	1,830
4,805	Four Dam Pool Power Agency, Electrical, Rev., LOC: Dexia Credit Local, 5.00%, 07/01/14	5,040
		38,664
	Arizona — 3.7%
610	Arizona Housing Finance Authority, Series 2A, Rev., VAR, GNMA COLL, 5.63%, 07/01/12	612
	Arizona State University,
2,100	COP, MBIA, 5.00%, 07/01/15	2,282
2,150	COP, MBIA, 5.00%, 07/01/16	2,349
3,605	COP, MBIA, 5.00%, 07/01/17	3,951
10,000	Rev., FSA, 5.25%, 07/01/09 (f) (u)	10,365
7,000	Chandler IDA, Intel Corp. Project, Rev., VAR, 4.38%, 12/01/10	7,105
1,940	Gila County, COP, 6.40%, 06/01/14 (i)	2,033
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.00%, 12/01/10	1,074
1,385	Maricopa County IDA, Multi-Family Housing, Coral Point Apartments Project, Series B, Rev., VAR, 5.10%, 03/01/28	1,386
6,327	Maricopa County IDA, Series 1B, Rev., SUB, GNMA/FNMA, 4.95%, 05/01/16	6,914
955	Maricopa County IDA, Single-Family Mortgage, Series 2B, Rev., VAR, GNMA/FNMA/FHLMC, 5.95%, 09/01/12	962
5,210	Maricopa County Unified School District No 11-Peoria, GO, FSA, 5.25%, 07/01/13	5,675
930	Phoenix IDA, Single-Family Mortgage, Series 2002-2, Rev., AMT, VAR, GNMA/FNMA/FHLMC, 5.95%, 09/01/12	937
145	Pima County IDA, Single-Family Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/10	145
5,975	Pinal County, COP, 5.25%, 12/01/14	6,417
1,090	Tucson & Pima Counties IDA, Single-Family Mortgage, Series 1A, Rev., VAR, GNMA COLL, 5.62%, 07/01/12	1,104
	Tucson & Pima Counties, IDA, Single-Family Mortgage, Mortgage-Backed Securities Program,
85	Series 1A, Rev., GNMA/FNMA, 5.70%, 01/01/10	86
55	Series 1A, Rev., GNMA/FNMA, 6.10%, 01/01/10	56
3,000	Tucson IDA, Single-Family Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.35%, 07/01/16	3,194
		56,647
	Arkansas — 0.8%
50	Arkansas Development Finance Authority, Compound Accretion, Series 1, Rev., Zero Coupon, 04/02/07	35
5,000	Baxter County, Hospital Improvement, Series A, Rev., 5.60%, 09/01/09	5,147
1,000	Baxter County, Rev., 5.00%, 09/01/16	1,043
	City of Springdale, Sales & Use Tax,
2,000	Rev., FSA, 4.20%, 07/01/13	1,986
3,000	Rev., FSA, 4.25%, 07/01/13	2,996
26	Drew County, Public Facilities Board, Single-Family Housing, Series A-2, Rev., FNMA COLL, 7.90%, 04/02/07	26
1,300	Fayetteville, Sales & Use Tax, Series A, Rev., FSA, 4.00%, 11/01/16	1,302

SEE NOTES TO FINANCIAL STATEMENTS.

4   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Arkansas — Continued
18	Jacksonville Residential Housing Facilities Board, Single-Family Mortgage, Series A-2, Rev., FNMA COLL, 7.90%, 04/02/07	18
49	Lonoke County Residential Housing Facilities Board, Single-Family Mortgage, Series A-2, Rev., FNMA COLL, 7.90%, 04/01/11	50
27	Stuttgart Public Facilities Board, Single-Family Mortgage, Series A, Class A-2, Rev., FNMA COLL, 7.90%, 04/02/07	27
		12,630
	California — 5.0%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.38%, 02/01/09	1,523
2,000	California Municipal Finance Authority, Waste Management Inc., Project, Rev., VAR, 4.10%, 09/01/14	1,991
	California Rural Home Mortgage Finance Authority, Single-Family Mortgage, Mortgage-Backed Security Program,
145	Series A, Rev., GNMA/FNMA, 5.00%, 06/01/11	146
2,000	Series A, Rev., GNMA/FNMA/FHLMC, 4.20%, 02/01/17	2,005
2,500	Series A, Rev., GNMA/FNMA/FHLMC, 5.40%, 06/01/16	2,683
5,380	Series FH-1, Rev., 5.50%, 02/01/16	5,826
5,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series J, Rev., 5.00%, 01/01/16	5,423
4,875	California Statewide Communities Development Authority, Poinsettia Apartments , Series B, Rev., VAR, LIQ: FNMA, 4.75%, 06/15/31	5,016
3,465	California Statewide Communities Development Authority, Unrefunded Balance, Sherman Oaks, Series A, Rev., AMBAC, 5.00%, 08/01/22	3,790
5,500	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,489
4,375	Kaweah Delta Health Care District, Rev., 5.00%, 08/01/12	4,559
3,400	Pasadena Area Community College District, Series C, GO, AMBAC, Zero Coupon, 08/01/14	2,543
120	Redondo Beach, Redevelopment Agency, Residential Mortgage, Series B, Rev., 6.25%, 04/02/07 (i)	119
5,000	Sacramento City Financing Authority, Rev., FGIC, 5.00%, 12/01/15	5,404
	State of California,
3,415	GO, 5.00%, 06/01/13	3,659
5,000	GO, 5.00%, 03/01/14	5,388
5,000	GO, 5.00%, 08/01/15	5,362
5,000	GO, 5.00%, 10/01/15	5,442
5,000	GO, 5.13%, 04/01/14	5,367
5,000	GO, XCLA-ICR, 6.00%, 02/01/15	5,779
		76,514
	Colorado — 5.1%
2,300	Arapahoe County, Single-Family Mortgage, Rev., IMI, Zero Coupon, 09/01/10 (p)	2,014
1,920	City of Aurora, IDR, McKesson Corp. Project, Series A, Rev., 5.38%, 04/02/07	1,921
5,030	City of Aurora, Single-Family Mortgage, Series A-2, Rev., Zero Coupon, 03/01/13 (p)	2,994
1,000	City of Erie, Water Enterprise, Rev., ACA, 5.13%, 12/01/08	1,019
2,500	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.00%, 11/15/13	2,634
1,445	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single-Family Program, Series C-1, Rev., AMT, Zero Coupon, 05/01/08	414
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
650	Series C-3, Class I, Rev., AMT, 4.45%, 04/01/11	658
985	Series C-3, Class I, Rev., AMT, 4.55%, 10/01/12	1,002
975	Series C-3, Class I, Rev., AMT, 4.65%, 10/01/12	994
	Colorado Housing & Facilities Finance Authority, Single-Family Program,
285	Series B-2, Rev., MBIA-IBC, 6.80%, 04/01/09	289
1,120	Series C-2, Rev., AMT, FHA/VA MTGS, 7.05%, 10/01/09	1,155
2,500	Countrydale Metropolitan District, GO, VAR, LOC: Compass Bank, 3.50%, 12/01/07	2,492
	Denver City & County, Airport,
10,000	Series A, Rev., AMBAC, 6.00%, 11/15/10	10,718
2,410	Series D, Rev., FSA, 5.50%, 11/15/11 (f) (u)	2,565
4,070	Series D, Rev., FSA, 5.50%, 11/15/11 (f) (u)	4,332
1,000	Series D, Rev., FSA, 5.50%, 11/15/11 (f) (u)	1,064
2,500	Series D, Rev., FSA, 5.50%, 11/15/11 (f) (u)	2,660
10,850	Denver City & County, Capital Appreciation, Single-Family Mortgage, Series A, Rev., MGIC, Zero Coupon, 07/01/08	7,584
5,000	Denver City & County, Single-Family Mortgage, Series A, Rev., AMT, VAR, GNMA/FNMA/FHLMC, 4.70%, 08/01/16	5,390

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   5

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Colorado — Continued
	Denver City & County, Single-Family Mortgage, Metropolitan Mayors Caucus,
180	Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 05/01/12	182
440	Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.15%, 05/01/12	448
175	Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 7.30%, 11/01/10	176
1,000	Denver City & County, Special Facilities, Rental Car Project, Series A, Rev., MBIA, 6.00%, 01/01/09	1,043
5,660	Douglas County, School District No. Re-1, Douglas & Elbert Counties, DRIVER, Series 163, GO, VAR, MBIA, 5.99%, 06/15/09	6,329
1,870	El Paso County, School District No. 11, Colorado Springs, GO, 7.13%, 12/01/07 (p)	2,373
	El Paso County, Single-Family Mortgage,
275	Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.20%, 05/01/09	276
3,451	Series A, Rev., VAR, GNMA/FNMA, 4.75%, 03/01/16	3,700
2,500	Englewood, Multi-Family Housing, Marks Apartments Project, Rev., 6.65%, 03/12/07	2,554
208	IDK Partners III Trust, Series 1999, Class A, Pass-Through Certificates, 5.10%, 08/01/23	208
3,500	Mesa County, Residential, Rev., Zero Coupon, 12/01/11 (p)	2,915
6,310	Northern Metropolitan District, Adams County, GO, MBIA-IBC, 6.50%, 12/01/07	6,558
		78,661
	Connecticut — 0.9%
	Stamford Housing Authority, Rippowam Park Apartments Project,
4,350	Rev., 6.25%, 10/01/08	4,558
9,200	Rev., 6.38%, 10/01/08	9,634
		14,192
	Delaware — 0.2%
	Delaware State Housing Authority, Single-Family Mortgage,
1,250	Series A, Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/17	1,252
1,335	Series A-1, Rev., AMBAC, 5.17%, 07/01/09	1,362
		2,614
	District of Columbia — 1.4%
	District of Columbia,
11,840	COP, AMBAC, 5.25%, 01/01/13	12,731
1,000	Series A, GO, AMBAC, 5.38%, 06/01/07 (p)	1,024
2,980	District of Columbia Housing Finance Agency, Single-Family Program, Series B, Rev., AMT, 5.63%, 06/01/15	3,122
2,895	District of Columbia Tobacco Settlement Financing Corp, Asset-Backed Bonds, Rev., 5.20%, 05/15/08	2,927
1,690	Metropolitan Washington DC Airports Authority, Series B, Rev., FGIC, 5.25%, 10/01/13	1,829
		21,633
	Florida — 7.6%
2,720	Broward County Airport, Series L, Rev., AMBAC, 5.00%, 10/01/14	2,908
5,265	Capital Projects Finance Authority, Capital Projects Loan Program, Series F-1, Rev., MBIA, 5.50%, 08/01/11	5,677
5,000	Citizens Property Insurance Corp., Series A, Rev., MBIA, 5.00%, 03/01/17	5,481
4,000	Collier County School Board, COP, FSA, 5.25%, 02/15/21	4,526
4,985	Coral Gables Health Facilities Authority, Baptist Health, Rev., VAR, FSA, 5.00%, 08/15/34	5,320
1,000	Escambia County Health Facilities Authority, Ascension Health Credit, Series A, Rev., 5.00%, 11/15/08	1,022
3,000	Escambia County Housing Finance Authority, Single-Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC/FHA/VA GTD, 4.80%, 04/01/15	3,036
4,040	Florida Housing Finance Agency, Multi-Family Housing, Series E, Andover Rev., 6.35%, 05/01/26	4,145
195	Florida Housing Finance Corp, Homeowner Mortgage, Series 2, Rev., AMT, MBIA, 4.75%, 06/01/07	195
7,605	Florida State Department of Environmental Protection, Preservation, Series A, Rev., FSA, 5.50%, 07/01/12	8,263
	Fort Pierce Utilities Authority,
3,685	Rev., AMBAC, 5.00%, 10/01/12	3,929
6,970	Rev., AMBAC, 5.00%, 10/01/13	7,484
	Highlands County Health Facilities Authority, Adventist Health,
2,500	Rev., VAR, 3.95%, 11/15/32	2,478
1,800	Series A, Rev., 5.00%, 11/15/15	1,918

SEE NOTES TO FINANCIAL STATEMENTS.

6   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Florida — Continued
	Hillsborough County Aviation Authority, Tampa International Airport,
7,890	Series A, Rev., MBIA, 5.38%, 10/01/13	8,489
5,000	Series A, Rev., MBIA, 5.50%, 10/01/13	5,419
2,000	Hillsborough County Housing Finance Authority, Rev., AMT, GNMA/FNMA/FHLMC, 5.20%, 04/01/15	2,081
4,000	Lee County Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., GNMA/FNMA, 6.33%, 03/01/15	4,325
	Lee County, Solid Waste System,
1,135	Rev., MBIA, 5.63%, 10/01/11	1,213
6,850	Series A, Rev., AMBAC, 5.00%, 10/01/16	7,301
2,800	Manatee County Housing Finance Authority, Single-Family Program, Series A, Rev., GNMA/FNMA, 6.57%, 05/01/16	3,126
	Miami-Dade County, Miami International Airport,
3,000	Series B, Rev., CIFG, 5.00%, 10/01/15	3,203
4,215	Series D, Rev., MBIA, 5.25%, 10/01/13	4,531
1,395	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.30%, 04/01/15	1,447
6,000	Miami-Dade County School Board, Series A, COP, MBIA, 5.00%, 08/01/27	6,112
2,900	Miami-Dade County, Sub-Series A, Rev., SO, MBIA, Zero Coupon, 04/01/08	1,820
1,225	Orange County, Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA, 5.40%, 09/01/12	1,240
1,195	Palm Beach County, North County Courthouse Projects, Rev., 5.00%, 12/01/12	1,275
2,485	Pinellas County Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series B-1, Rev., GNMA/FNMA, 5.20%, 03/01/15	2,584
1,100	Pompano Beach, Water & Sewer, Rev., FGIC, 5.50%, 07/01/07 (p)	1,118
	Santa Rosa Bay Bridge Authority, Capital Appreciation,
1,535	Rev., ACA, CBI-MBIA-IBC, Zero Coupon, 07/01/12	1,249
1,320	Rev., ACA, MBIA, Zero Coupon, 07/01/08	1,254
1,625	Rev., ACA, MBIA, Zero Coupon, 07/01/09	1,486
		115,655
	Georgia — 1.8%
2,000	City of Atlanta, Water & Wastewater, Rev., FSA, 5.00%, 11/01/14	2,145
1,765	Fulton County, Housing Authority Multi-Family Housing, Concorde Place Apartments Project, Series A, Rev., 6.30%, 04/02/07 (p)	1,820
11,000	Municipal Electric Authority of Georgia, 2nd Series, Rev., VAR, AMBAC, 5.00%, 01/01/09	11,248
10,660	State of Georgia, Series D, GO, 5.25%, 12/01/13	11,693
		26,906
	Hawaii — 0.5%
750	Hawaii Housing & Community Development Corp., Multi-Family Housing, Sunset Villas, Rev., GNMA COLL, 5.00%, 07/20/10	749
5,000	State of Hawaii, Series DG, GO, AMBAC, 5.00%, 07/01/12	5,317
1,000	State of Hawaii, Airports, Second Series, Rev., FSA-CR, 6.90%, 07/01/12 (p)	1,094
		7,160
	Idaho — 0.5%
	Idaho Housing & Finance Association,
1,385	Series A, Class III, Rev., 5.55%, 07/01/11	1,409
1,675	Series B, Class III, Rev., 5.00%, 01/01/15	1,725
	Idaho Housing & Finance Association, Single-Family Mortgage,
125	Series D, Rev., FHA/VA MTGS, 6.45%, 04/02/07	126
150	Series E-2, Rev, 5.95%, 04/02/07	152
245	Series H, Rev., FHA/VA MTGS, 6.05%, 04/02/07	250
235	Sub Series A, Rev., FHA/VA MTGS, 5.35%, 01/01/08	237
4,000	State of Idaho, Building Authority, Capitol Project, Rev., FGIC, 5.00%, 09/01/13	4,318
		8,217
	Illinois — 5.3%
6,000	Chicago Housing Authority, Rev., FSA, 5.00%, 07/01/09	6,170
1,000	Chicago O’Hare International Airport, Second Lien Passenger Facilities, Series A, Rev., AMT, AMBAC, 5.50%, 01/01/09	1,029
5,000	Chicago Transit Authority, Federal Transit Administration, Series A, Rev., AMBAC, 5.25%, 06/01/13	5,423
3,000	City of Aurora, Series A, Rev., AMT, GNMA/FNMA/FHLMC/FHA COLL, VA GTD, 5.50%, 12/01/39	3,250

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   7

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Illinois — Continued
4,450	City of Chicago Heights, Series A, GO, FGIC, 5.65%, 12/01/08	4,590
	City of Chicago,
7,580	Series A, GO, FSA, 5.25%, 01/01/14	8,208
1,325	Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.20%, 12/01/16	1,327
4,000	Series K, Rev., GNMA/FNMA/FHLMC, 5.35%, 12/01/16	4,274
3,000	City of Chicago, City Colleges Capital Improvement, GO, FGIC, 6.00%, 01/01/10	3,188
3,485	City of Chicago, Gas Supply, Series B, Rev., VAR, 4.75%, 07/01/09	3,578
100	City of Chicago, Midway Airport, Series A, Rev., AMT, FSA, 5.13%, 01/01/11	104
	City of Chicago, Single-Family Mortgage,
2,225	Series B, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.00%, 04/01/12	2,321
4,000	Series C, Rev., GNMA/FNMA, 5.75%, 12/01/15	4,414
200	Series C, Rev., MBIA-IBC GNMA/FNMA/FHLMC, 7.00%, 09/01/10	205
6,000	Series E, Rev., GNMA/FNMA/FHLMC COLL, 5.50%, 06/01/16	6,631
2,936	City of Peru, IDR, Consolidated Freightways Corp. Project, Series B, Rev., 5.25%, 01/01/04 (d) (i)	198
	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place,
3,430	Series A, Rev., GNMA COLL, 6.50%, 07/20/10	3,794
4,465	Series A, Rev., GNMA COLL, 6.60%, 07/20/10	4,952
3,065	Illinois Educational Advancement Fund, University Central Project, Rev., 6.25%, 05/01/12 (p)	3,460
1,500	Illinois Finance Authority, Healthcare Systems, Rev., 5.25%, 05/15/14	1,589
70	Peoria, Moline & Freeport, Single-Family Collateral Mortgage, Series A, Rev., GNMA COLL, FHA/VA MTGS, 7.60%, 04/02/07	71
	State of Illinois,
2,800	GO, MBIA, 5.00%, 06/01/13	2,990
3,925	Rev., 5.00%, 06/15/14	4,215
	University of Illinois, Academic Facilities Projects,
2,985	Series A, COP, AMBAC, 5.00%, 03/15/12	3,152
1,750	Series A, COP, AMBAC, 5.00%, 03/15/13	1,865
		80,998
	Indiana — 1.5%
	City of Indianapolis, Multi-Family Housing, Turtle Creek, North Apartments,
270	Series A, Rev., GNMA COLL/FHA, 3.40%, 12/20/09	264
550	Series A, Rev., GNMA COLL/FHA, 4.15%, 12/20/09	547
700	Series A, Rev., GNMA COLL/FHA, 4.38%, 12/20/09	703
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
555	Rev., 5.00%, 11/15/12	576
1,095	Rev., 5.00%, 11/15/15	1,146
1,000	Rev., 5.25%, 11/15/15	1,060
	Indiana Housing & Community Development Authority ,
4,980	Series B-2, Rev., GNMA/FNMA, 5.00%, 07/01/14	5,152
3,560	Series C-2, Rev., GNMA/FNMA, 5.00%, 01/01/15	3,664
	Indianapolis Local Public Improvement Bond Bank,
4,050	Rev., MBIA, 5.00%, 01/01/16	4,385
2,000	Series A, Rev., FSA, 6.50%, 01/01/08	2,046
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Rev., AMBAC, 5.25%, 01/01/14	3,230
4,141	Town of Fremont, Consolidated Freightways Corp. Project, Rev., 5.25%, 05/01/04 (d) (i)	279
		23,052
	Kansas — 2.0%
1,905	City of Wichita, Hospital Facilities Improvement, Series XI, Rev., 6.75%, 11/15/09	2,047
1,020	Kansas Development Finance Authority, Multi-Family Housing, Lom Vista Apartments, Series O, Rev., GNMA COLL, 6.50%, 06/20/09	1,091
	Sedgwick & Shawnee Counties,
4,455	Series A, Rev., GNMA/FNMA, 5.40%, 12/01/15	4,748
1,290	Series A, Rev., VAR, GNMA/FNMA, 6.05%, 06/01/13	1,351
1,830	Series A-3, Rev., GNMA/FNMA, 5.50%, 06/01/15	1,924
945	Series A-3, Rev., GNMA/FNMA, 5.65%, 06/01/15	1,039

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Kansas — Continued
	Sedgwick & Shawnee Counties, Single Family Mortgage, Mortgage-Backed Securities Program,
895	Series A, Rev., VAR, GNMA/FNMA, 5.25%, 06/01/12	909
5,785	Series A, Rev., GNMA/FNMA/FHLMC, 5.45%, 06/01/16	6,198
1,480	Series A-4, Rev., VAR, GNMA/FNMA COLL, 5.65%, 06/01/12	1,488
4,000	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 06/01/16	4,256
2,030	Series B-3, Rev., VAR, GNMA/FNMA, 5.75%, 12/01/12	2,199
3,500	Series B-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 12/01/16	3,510
30	Shawnee County, Single-Family Mortgage, Capital Appreciation, Rev., MBIA, FHA/VA MTGS, Zero Coupon, 04/01/07	11
		30,771
	Kentucky — 0.0% (g)
170	Meade County, PCR, Olin Corp. Project, Rev., 6.00%, 07/01/07 (i)	170
	Louisiana — 3.9%
550	Calcasieu Parish Public Transportation Authority, Series A, Rev., GNMA/FNMA, 5.55%, 04/01/08	565
375	Calcasieu Parish Public Transportation Authority, Single-Family Mortgage, Series B, Rev., GNMA/FNMA, 5.00%, 04/01/13	380
	Calcasieu Parish Public Transportation Authority, Single-Family Mortgage, Mortgage-Backed Securities Program,
3,500	Series B, Rev., GNMA/FNMA/FHLMC, 5.35%, 09/01/16	3,752
3,095	City of Shreveport, Series A, GO, FGIC, 6.00%, 05/01/09	3,240
	Jefferson Parish Home Mortgage Authority, Single-Family Mortgage,
845	Series B-1, Rev., VAR, GNMA/FNMA COLL, 6.65%, 06/01/11	879
4,830	Series C, Rev., GNMA/FNMA, 4.50%, 12/01/13	4,844
330	Series C-1, Rev., GNMA/FNMA, 7.00%, 06/01/10	334
1,915	Jefferson Parish School Board, Rev., FSA, Zero Coupon, 09/01/08	1,806
7,370	Lafayette Public Power Authority, Series A, Rev., AMBAC, 5.00%, 11/01/10	7,666
	Louisiana Energy & Power Authority,
4,460	Rev., FSA, 5.75%, 01/01/11	4,768
4,320	Rev., FSA, 5.75%, 01/01/12	4,687
2,290	Rev., FSA, 5.75%, 01/01/13	2,519
	Louisiana Housing Finance Agency, Single-Family Access Program,
40	Series B, Rev., GNMA/FHLMC COLL, 8.00%, 03/01/25	41
590	Series D-2, Rev., AMT, GNMA/FNMA COLL, 7.05%, 06/01/10	606
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
1,805	Rev., AMBAC, CNTY GTD, 5.00%, 03/01/15	1,952
3,040	Rev., AMBAC, CNTY GTD, 5.00%, 03/01/16	3,306
	Louisiana Public Facilities Authority, Franciscan Missionaries,
915	Series A, Rev., FSA, 5.50%, 07/01/08	935
5,000	Series A, Rev., FSA, 5.75%, 07/01/18	5,752
35	Louisiana Public Facilities Authority, Single-Family Mortgage, Series B, Rev., GNMA/FNMA COLL, 5.75%, 08/01/07	35
	Louisiana State Military Department, Custody Receipts,
1,470	Rev., 5.00%, 08/01/13	1,545
1,000	Rev., 5.00%, 08/01/15	1,060
2,000	St. Tammany Parish Finance Authority, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/16	2,148
	St. Tammany Parish Hospital Service District No. 2,
540	Series B, GO, RADIAN, 5.25%, 03/01/11	566
515	Series B, GO, RADIAN, 5.25%, 03/01/12	544
475	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.70%, 11/15/08 (i)	487
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
1,805	Series A, Rev., 5.00%, 02/01/12	1,878
3,190	Series A, Rev., 5.38%, 02/01/13	3,418
		59,713
	Maryland — 1.1%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 09/01/07	251
4,150	Baltimore County Consolidated, Public Improvement, GO, 5.00%, 09/01/14	4,526

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   9

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Maryland — Continued
2,000	City of Baltimore, Port Facilities, Rev., 6.50%, 03/19/07	2,050
2,000	Maryland State Economic Development Corp., University of Maryland College Park Projects, Rev., CIFG, 5.00%, 06/01/16	2,168
	Prince Georges County, Housing Authority, Bristol Pines Apartments Project,
1,200	Rev., FNMA, 4.50%, 12/15/15	1,215
3,760	Rev., VAR, FNMA, 4.85%, 12/15/15	3,850
5,140	Prince Georges County, Housing Authority Mortgage, Capital Appreciation, Foxglenn Apartments, Series A, Rev., GNMA COLL, Zero Coupon, 03/07/07	2,169
190	Prince Georges County, Housing Authority, Single-Family Mortgage, Series A, Rev., AMT, VAR, GNMA/FNMA/FHLMC COLL, 5.60%, 06/01/12	191
		16,420
	Massachusetts — 1.7%
	Commonwealth of Massachusetts,
5,000	Series D, GO, 5.50%, 08/01/17	5,725
3,920	Series D, GO, MBIA, 5.38%, 08/01/12 (p)	4,234
1,795	Massachusetts Educational Financing Authority, Educational Loan, Series E, Rev., AMBAC, 4.60%, 01/01/10	1,806
4,000	Massachusetts Housing Finance Agency, Series C, Rev., AMT, VAR 3.80%, 12/01/08	3,974
	Massachusetts Housing Finance Agency, Single-Family Housing,
55	Series 21, Rev., 7.13%, 04/02/07	55
1,000	Series 124, Rev., AMT, VAR, 4.90%, 12/01/15	1,026
1,175	Massachusetts Industrial Finance Agency, University Commons Nursing, Series A, Rev., FHA, 6.55%, 02/01/08	1,259
5,000	Massachusetts State Water Pollution Abatement, Rev., 5.25%, 08/01/24	5,792
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.40%, 10/01/11	665
700	Series A, Rev., 3.60%, 10/01/12	696
725	Series A, Rev., 3.75%, 10/01/13	726
750	Series A, Rev., 3.90%, 10/01/14	758
		26,716
	Michigan — 1.8%
5,430	Detroit Water System, Series A, Rev., FSA, 5.00%, 07/01/16	5,907
1,575	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 5.50%, 11/15/09	1,662
5,000	Michigan State Hospital Finance Authority, Oakwood Obligated Group, Rev., 5.50%, 11/01/13	5,403
4,000	Michigan State Housing Development Authority, Series A, Rev., AMT, 5.00%, 12/01/15	4,079
6,000	Michigan State Housing Development Authority, Multi-Family Housing, Benton Harbor Project, Rev., VAR, AMT LOC: Fifth Third Bank, 4.35%, 07/01/07	6,003
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.13%, 07/01/14	2,629
1,450	Western Michigan University, Rev., FGIC, 5.13%, 11/15/07	1,462
		27,145
	Minnesota — 0.9%
572	Blaine, IDR, Consolidated Freightways Corp. Project, Rev., 5.15%, 01/01/04 (d) (i)	39
1,625	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.10%, 09/01/09	1,664
1,800	Minnesota Housing Finance Agency, Series D, Rev., AMT, VAR, 5.50%, 07/01/16	1,911
	Minnesota Housing Finance Agency, Single-Family Mortgage,
1,265	Series A, Rev., 5.75%, 07/01/09	1,300
8,500	State of Minnesota, GO, 5.00%, 06/01/13	9,136
		14,050
	Mississippi — 0.4%
6,400	Mississippi Higher Education Assistance Corp., Student Loan Program, Series B-3, Rev., GTD STD LNS, 5.45%, 03/01/10	6,607
	Missouri — 1.7%
915	Cameron IDA, Cameron Community Hospital, Rev., ACA, 6.25%, 12/01/10	988
2,105	City of St. Louis, Series B, Rev., AMT, FSA, 5.00%, 07/01/17 (w)	2,265
2,570	Kansas City, Streetlight Project, Series B, GO, 5.13%, 04/02/07	2,598

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Missouri — Continued
	Missouri Housing Development Commission, Single Family Mortgage, Home Ownership Loan Program,
4,080	Series B, Rev., AMT, GNMA/FNMA, 5.80%, 09/01/14	4,343
2,710	Series D, Rev., GNMA, 6.00%, 03/01/15	2,909
3,500	Series E-1, Rev., AMT, GNMA/FNMA, 5.60%, 03/01/16	3,789
	Missouri Housing Development Commission, Single-Family Homeowner Mortgage,
190	Series B-1, Rev., AMT, GNMA/FNMA COLL, 6.15%, 03/01/10	191
265	Series B-1, Rev., AMT, MBIA-IBC, 7.45%, 03/01/10	269
5,000	Springfield School District No R-12, GO, FSA, 5.25%, 03/01/16	5,513
2,995	St. Louis County Housing Authority, Oakmont Hathaway & Brighton, Multi-Family Housing, Series A, Rev., LIQ: FNMA, 4.55%, 05/01/31	3,064
		25,929
	Montana — 0.4%
	Montana Board of Housing, Single-Family Mortgage,
4,990	Series A, Rev., 5.25%, 06/01/15	5,241
1,120	Series B-2, Rev., AMT, 6.00%, 06/01/10	1,127
		6,368
	Nebraska — 0.8%
	Nebraska Investment Finance Authority, Single Family Housing,
3,275	Series C, Rev., 5.50%, 03/01/15	3,449
6,040	Series C, Rev., GNMA/FNMA/FHLMC, 5.25%, 03/01/14	6,225
1,960	Nebraska Public Power District, Unrefunded Balance, Series A, Rev., MBIA, 5.25%, 01/01/08	2,003
		11,677
	Nevada — 1.6%
14,575	Clark County School District, Series B, GO, FSA, 5.00%, 06/15/14	15,646
1,840	Las Vegas Special Improvement District No. 707, Special Assessment, Series A, FSA, 5.40%, 06/01/08	1,908
1,295	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., AMT, FNMA COLL, 5.45%, 10/01/10	1,336
	Nevada Housing Division, Single-Family Mortgage,
135	Series A-1, Rev., AMT, 5.20%, 04/01/08	136
20	Series B-1, Rev., AMT, 6.00%, 04/02/07	20
5	Series C, Rev., FHA/VA/PRIV MTGS, 6.60%, 04/02/07	5
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.00%, 01/01/16	5,895
		24,946
	New Jersey — 3.9%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.00%, 01/01/15	2,503
	New Jersey EDA, School Facilities Construction,
1,500	Series O, Rev., 5.00%, 03/01/12	1,585
3,000	Series O, Rev., 5.25%, 03/01/14	3,273
3,000	Series P, Rev., 5.25%, 09/01/15	3,305
	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems,
1,295	Rev., RADIAN, 5.00%, 07/01/10	1,343
1,355	Rev., RADIAN, 5.00%, 07/01/11	1,416
5,000	New Jersey State Highway Authority, Senior Parkway, Rev., FGIC, 5.50%, 01/01/13 (p)	5,480
15,000	New Jersey Transportation Trust Fund Authority, Series C, Rev., AMBAC, 5.25%, 12/15/08 (f) (u)	15,421
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
5,000	Series A, Rev., 5.25%, 12/15/20	5,657
2,000	Series A, Rev., 5.50%, 12/15/21	2,325
5,000	Series A, Rev., AMBAC, 5.50%, 12/15/15	5,655
8,690	Series B, Rev., AMBAC, 5.25%, 12/15/22	10,008
	Tobacco Settlement Financing Corp.,
1,155	Series 1A, Rev., 5.00%, 06/01/14	1,195
1,155	Series 1A, Rev., 5.00%, 06/01/16	1,193
		60,359
	New Mexico — 1.1%
	New Mexico Educational Assistance Foundation, Student Loan Program,
985	1st Sub. Series A-2, Rev., GTD STD LNS, 6.20%, 04/02/07	987
590	1st Sub. Series A-2, Rev., GTD STD LNS, 6.30%, 04/02/07	591

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   11

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	New Mexico — Continued
	New Mexico Mortgage Finance Authority, Single-Family Mortgage,
155	Series A-2, AMT, Rev., GNMA/FNMA/FHLMC COLL, 6.05%, 07/01/07	159
3,500	Series A-2, Class I, Rev., GNMA/FNMA/FHLMC, 6.05%, 07/01/16	3,805
4,650	Series C-2, AMT, Rev., FNMA/GNMA, 4.70%, 09/01/12	4,676
3,920	Series D-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 07/01/15	4,220
1,005	Series E-2, AMT, Rev., GNMA/FNMA/FHLMC COLL, 6.80%, 09/01/09	1,023
1,125	Taos County, Rev., RADIAN, 4.00%, 10/01/11	1,130
		16,591
	New York — 8.3%
1,095	Hempstead Town IDA, Adelphi University Civic Facilities, Rev., 5.25%, 02/01/09	1,133
	Islip Resource Recovery Agency, 1985 Facility,
1,000	Series F, Rev., FSA, 5.00%, 07/01/12	1,050
2,140	Series F, Rev., FSA, 5.00%, 07/01/13	2,262
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.25%, 11/15/14	1,096
1,365	Monroe County, Airport Authority, Greater Rochester International, Rev., MBIA, 5.25%, 01/01/12	1,444
	New York City,
2,000	Series A, GO, 5.25%, 08/01/07	2,032
5,000	Series C, GO, 5.50%, 02/01/13	5,444
7,500	Series D, GO, 5.00%, 11/01/14	7,991
5,270	Series G, GO, 5.00%, 08/01/13	5,624
5,000	Series G, GO, 5.00%, 08/01/14	5,378
4,000	Series G, GO, 5.25%, 02/01/14	4,320
	New York City, Transitional Finance Authority, Future Tax Secondary,
5,000	Series A, Rev., VAR, 5.50%, 11/01/11	5,367
5,000	Series B, Rev., 5.00%, 11/01/13	5,388
5,000	Series B, Rev., VAR, 5.25%, 02/01/11	5,268
5,000	Sub Series A-1, Rev., 5.00%, 08/01/12	5,324
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.00%, 06/01/13	2,106
1,000	New York City, Unrefunded Balance, Series B, GO, 5.25%, 08/01/07	1,016
6,220	New York State Dormitory Authority, Court Facilities, Series A, Rev., 5.25%, 05/15/12	6,618
10,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., AMBAC, 5.50%, 05/15/20	11,662
	New York State Dormitory Authority, Jewish Board of Family & Children,
1,100	Rev., AMBAC, 5.00%, 07/01/11	1,155
1,150	Rev., AMBAC, 5.00%, 07/01/12	1,219
2,800	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series B, Rev., 6.00%, 08/15/16	3,172
1,295	New York State Dormitory Authority, Series B, Rev., VAR, 5.25%, 05/15/12	1,383
5,000	New York State Thruway Authority, Series B, Rev., FGIC, 5.00%, 10/01/15	5,447
	Port Authority of New York & New Jersey,
5,625	Rev., CONS-117, FGIC, 5.13%, 11/15/08	5,793
3,370	Rev., CONS-124, 5.00%, 08/01/08	3,453
4,130	Rev., CONS-127, AMBAC, 5.50%, 06/15/12	4,479
4,000	Rev., CONS-131, CIFG-TCRS, 5.00%, 06/15/13	4,259
	Tobacco Settlement Financing Authority, Asset Backed Securities,
4,000	Series A-1, Rev., 5.00%, 06/01/12	4,223
1,450	Series A-1, Rev., 5.50%, 06/01/10	1,528
1,675	Series B-1, Rev., XLCA-ICR, 4.00%, 06/01/12	1,694
8,000	Series B-1C, Rev., 5.50%, 06/01/11	8,546
		126,874
	North Carolina — 1.6%
765	Asheville Housing Authority, Multi-Family, Battery Park Apartment, Series A, Rev., GNMA, 3.90%, 08/20/14	754
5,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AMBAC, 5.00%, 01/01/16	5,992
	North Carolina Housing Finance Agency, Home Ownership,
255	Series 8-A, Rev., AMT, 5.95%, 01/01/27	257
3,000	Series 23-A, Rev., AMT, VAR, 5.00%, 07/01/15	3,097
2,500	Series 26-A, Rev., AMT, VAR, 5.50%, 01/01/16	2,647
10,945	State of North Carolina, Public Improvement, Series A, GO, 5.00%, 03/01/15	11,953
		24,700
	North Dakota — 0.2%
	North Dakota State Housing Finance Agency, Housing Finance Program,
155	Series A, Rev., 6.00%, 04/02/07	158
2,500	Series B, Rev., 5.50%, 01/01/16	2,685
		2,843

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Ohio — 2.2%
1,175	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Series B, Rev., 4.50%, 05/15/14	1,196
1,545	Cleveland-Cuyahoga County Port Authority, Port Capital Improvement Project, Series A, Rev., 5.38%, 05/15/09	1,579
	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bond Fund,
1,055	Series A, Rev., 6.20%, 05/15/12	1,144
535	Series A, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	573
1,755	Series C, Rev., 5.25%, 05/15/12	1,819
1,760	Cleveland-Cuyahoga County Port Authority, Port Development of Cleveland, Series A, Rev, 5.38%, 05/15/08	1,788
	Cuyahoga County, Multi-Family Housing, Carter Manor,
300	Rev., GNMA, COLL, 3.25%, 09/20/09	296
550	Rev., GNMA, COLL, 4.00%, 09/20/14	538
	Dublin City School District, Capital Appreciation,
2,885	GO, FGIC, Zero Coupon, 12/01/13	2,208
3,580	GO, FGIC, Zero Coupon, 12/01/14	2,631
1,000	Franklin County, Online Computer Library Center, Rev., 5.00%, 04/15/09	1,023
1,065	Lucas County, Swan Creek Apartments Project, Series A, Rev., GNMA COLL, 5.95%, 12/20/10	1,128
2,500	Montgomery County, Care Facilities, Mary Scott Project, Series A, Rev., GNMA COLL, 6.55%, 09/20/11	2,771
1,000	Ohio Air Quality Development Authority, Cleveland Pollution Control, Series B, Rev., VAR, 3.75%, 10/01/08	995
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
230	Series B, Rev., GNMA COLL, 4.65%, 09/01/08	231
1,995	Series C, Rev., GNMA COLL, 4.63%, 01/01/11	2,000
	RiverSouth Authority, Area Redevelopment,
2,430	Series A, Rev., 5.00%, 12/01/15	2,634
1,135	Series A, Rev., 5.25%, 12/01/15	1,254
945	State of Ohio, Rev., FHA, 6.20%, 04/02/07	966
	Summit County Port Authority, Eastland Woods Project,
195	Series A, Rev., FHA, GNMA COLL, 3.25%, 12/20/09	193
425	Series A, Rev., FHA, GNMA COLL, 4.00%, 06/20/14	414
580	Series A, Rev., FHA, GNMA COLL, 4.35%, 06/20/14	581
1,020	Series A, Rev., FHA, GNMA COLL, 4.75%, 06/20/14	1,037
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund,
635	Series C, Rev., AMT, 6.00%, 05/15/11	663
745	Series E, Rev., 6.10%, 11/15/10	784
190	Series F, Rev., 6.00%, 11/15/07	192
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Oracle,
1,590	Series C, Rev., 5.35%, 11/15/12	1,628
330	Series C, Rev., AMT, 4.35%, 11/15/07	331
1,710	Upper Arlington City School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/14	1,257
		33,854
	Oklahoma — 1.0%
1,010	Canadian County Home Finance Authority, Single-Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., VAR, GNMA COLL, 6.70%, 09/01/10	1,021
2,000	City of Enid, Municipal Authority, Sales Tax and Utility, Rev., AMBAC, 4.50%, 02/01/09	2,028
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
5,000	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 04/01/16	5,323
2,470	Series A-2, Rev., GNMA, 5.70%, 04/01/15	2,609
2,100	Oklahoma Housing Finance Agency, Single-Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.95%, 03/01/15	2,250
1,250	Tulsa Airports Improvement Trust, Series A, Rev., FGIC, 6.00%, 06/01/20	1,451
		14,682
	Oregon — 1.2%
1,445	Keizer Urban Renewal Agency, North River Economic, Tax Allocation, Series A, 5.00%, 12/01/12 (p)	1,485
1,890	Oregon State Department of Administrative Services, Education Project, Series A, Rev., FSA, 5.25%, 04/01/09	1,965
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of the West, 5.10%, 05/01/13	2,652
3,980	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series B, Rev., AMT, 5.63%, 07/01/15	4,207

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   13

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Oregon — Continued
2,485	Port of Portland, Portland International Airport, Series D, Rev., AMT, FGIC, 5.50%, 07/01/11	2,656
5,410	Washington, Multnomah & Yamhill Counties School District No. 1J, DRIVER, Series 171, GO, VAR, MBIA, 5.99%, 06/01/11	5,981
		18,946
	Other — 1.8%
	Multi-Family Housing Revenue, Bond Pass-Through Certificates,
2,135	Series 7, Rev., VAR, GTD AGMT, 5.85%, 06/01/12	2,212
1,400	Series 2000-2, Rev., VAR, GTD AGMT, 6.00%, 12/01/10	1,443
2,850	Series 2000-3, Rev., VAR, GTD AGMT, 6.00%, 12/01/10	2,938
1,800	Series 2000-4, Rev., VAR, GTD AGMT, 6.00%, 12/01/10	1,856
1,490	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Grand Reserve Apartments of Texas, Series 8, Rev., VAR, GTD AGMT, 5.95%, 12/01/12	1,545
2,405	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Lakewood Jefferson County, Series 6, Rev., GTD AGMT, 5.75%, 12/01/11	2,549
1,950	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Manzano Mesa Apartments, Series 2, Rev., VAR, GTD AGMT, 5.95%, 12/01/11	2,018
2,020	Multi-Family Housing Revenue, Bond Pass-Through Certificates, North Oak Crossing, Series 11, Rev., GTD AGMT, 5.75%, 12/01/11	2,087
1,475	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Stonecrest-Dekalb County, Series 8, Rev., GTD AGMT, 5.90%, 12/01/11	1,531
3,180	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Town Center Villas, Series 12, Rev., GTD AGMT, 5.80%, 12/01/11	3,302
1,630	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., GTD AGMT, 5.85%, 06/01/11	1,685
2,570	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Western Groves Apartments of Arizona, Series 4, Rev., VAR, GTD AGMT, 5.80%, 12/01/11	2,650
1,910	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Woodward Gables, Series 16, Rev., GTD AGMT, 5.60%, 12/01/11	1,940
		27,756
	Pennsylvania — 2.1%
3,125	Allegheny County, Pittsburgh International Airport, Series A, Rev., AMT, MBIA, 5.75%, 01/01/11	3,329
2,000	Allegheny County Residential Finance Authority, Single-Family Mortgage, Series TT, Rev., GNMA/FNMA, 5.75%, 05/01/16	2,124
1,700	City of Philadelphia, Series A, GO, XLCA, 5.00%, 02/15/12	1,795
	Commonwealth of Pennsylvania,
5,000	First Series, GO, 5.00%, 10/01/12	5,333
5,000	First Series, GO, MBIA, 5.00%, 01/01/13 (p)	5,344
2,165	Third Series, GO, 5.00%, 09/01/11	2,285
6,925	Harrisburg Authority, Series D-2, Rev., VAR, FSA, 5.00%, 12/01/33	7,386
800	Pennsylvania Housing Finance Agency, Single-Family Mortgage, Series 64, Rev., AMT, Zero Coupon, 10/01/08	753
2,500	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., MBIA, 5.70%, 11/15/11	2,693
310	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.70%, 07/01/13	309
265	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.70%, 07/01/13	264
250	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., 4.70%, 07/01/13	249
		31,864
	Puerto Rico — 0.5%
	Children’s Trust Fund, Tobacco Settlement,
2,915	Rev., 5.75%, 07/01/08 (f) (p) (u)	3,065
4,000	Rev., 5.75%, 07/01/10 (f) (p) (u)	4,283
		7,348
	South Carolina — 0.9%
2,560	City of Columbia, Tourism, COP, AMBAC, 5.25%, 06/01/13	2,757
1,050	Laurens County School District No. 55, Rev., 5.25%, 12/01/15	1,127

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	South Carolina — Continued
	Lexington County, Health Services District Hospital,
925	Rev., 6.00%, 05/01/11	992
2,790	Rev., 6.00%, 05/01/14	3,112
1,745	Piedmont Municipal Power Agency, Unrefunded Balance,, Rev., FGIC, 6.75%, 01/01/19	2,190
3,735	South Carolina Jobs EDA, Republic Services, Inc. Project, Rev., CIFG, 5.00%, 05/01/16	4,017
190	South Carolina Resource Authority, Local Government, Series A, Rev., 7.25%, 04/02/07	191
		14,386
	South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
700	Series D, Rev., 4.80%, 05/01/11	723
880	Series D, Rev., 4.90%, 11/01/11	915
		1,638
	Tennessee — 3.0%
670	Bristol Industrial Development Board, Multi-Family Housing, Shelby Heights Apartments Project, Rev., 6.10%, 04/02/07	682
5,350	City of Memphis, Electric System, Sub Series A, Rev., MBIA, 5.00%, 12/01/13	5,736
3,000	Johnson City Health & Educational Facilities Board, 1st Mortgage, Series A, Rev., MBIA, 6.00%, 07/01/10	3,216
3,425	Knox County Health Educational & Housing Facilities Board, Multi-Family Housing, Eastowne Village Project, Rev., VAR, LIQ: FNMA, 4.90%, 06/01/31	3,469
5,795	Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Healthcare, Series A, Rev., VAR, 5.00%, 09/01/20	5,892
	Tennessee Energy Acquisition Corp.,
3,000	Series A, Rev., 5.00%, 09/01/09	3,091
10,000	Series A, Rev., 5.25%, 09/01/21	11,272
	Tennessee Housing Development Agency, Home Ownership Program,
3,500	Series 2006-2, Rev., AMT, 5.75%, 01/01/16	3,736
2,500	Series 2007-1, Rev., AMT, 5.50%, 01/01/17	2,669
4,535	Series 3-A, Rev., AMT, 5.13%, 07/01/14	4,668
1,750	Tennessee Housing Development Agency, Single-Family Housing, Home Ownership Program 3, Series 3, Rev., AMT, 5.30%, 01/01/09	1,799
		46,230
	Texas — 9.1%
	Arlington Housing Finance Corp., Single-Family, Mortgage,
970	Rev., VAR, GNMA/FNMA, 6.40%, 05/01/12	978
440	Rev., VAR, 6.40%, 06/01/27	444
890	Rev., VAR, 6.40%, 06/01/34	899
4,000	Brazos River Harbor Navigation District, Dow Chemical Co. Project, Series A-4, Rev., AMT, VAR, 5.20%, 05/15/33	4,056
4,999	Central Texas Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A-2, Rev., VAR, AMT, GNMA/FNMA, 4.70%, 08/01/16	5,346
3,000	City of Austin, Airport System, Prior Lien, Rev., MBIA, 5.25%, 11/15/13	3,241
6,000	City of Austin, Electric, Series A, Rev., AMBAC, 5.00%, 11/15/13	6,449
4,465	City of Dallas, GO, 5.00%, 02/15/14	4,765
3,105	City of El Paso, GO, FGIC, 5.00%, 08/15/17	3,401
3,000	City of San Antonio, Hotel Occupancy, Sub Lien, Series B, Rev., VAR, AMBAC, 5.00%, 08/15/34	3,053
4,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.00%, 12/01/16	4,353
	Dallas-Fort Worth International Airport Facilities Improvement Corp,
6,000	Series A, Rev., FSA, 5.50%, 11/01/13	6,515
3,000	Series A, Rev., XLCA, 5.00%, 11/01/09	3,079
4,000	El Paso Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/08	3,028
140	Galveston Property Finance Authority, Single-Family Mortgage, Series A, Rev., 8.50%, 04/02/07	143
3,000	Grapevine-Colleyville Independent School District, GO, PSF-GTD, 8.25%, 06/15/08	3,170
5,840	Harris County Flood Control District, Series A, GO, 5.25%, 10/01/14	6,394
1,470	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.25%, 12/01/13	1,572
4,885	Harris County, Hospital District, Rev., MBIA, 5.75%, 08/15/10	5,191
8,295	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., MBIA, Zero Coupon, 11/15/08	6,021
2,525	Harris County, Tax & Sub Lien, Series B, Rev., VAR, FSA, 5.00%, 08/15/32	2,673

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   15

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Texas — Continued
690	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev, 4.25%, 11/01/12	672
5,000	Houston Independent School District, Series A, GO, PSF-GTD, 5.25%, 02/15/15	5,486
	Keller Independent School District, Capital Appreciation,
1,880	GO, PSF-GTD, Zero Coupon, 08/15/09	1,711
1,750	GO, PSF-GTD, Zero Coupon, 08/15/10	1,530
	Little Elm Independent School District, Capital Appreciation,
3,560	GO, PSF-GTD, Zero Coupon, 08/15/12	839
1,930	GO, PSF-GTD, Zero Coupon, 08/15/12	501
3,000	Lower Colorado River Authority, LCRA Transmission Service, Rev., FSA, 5.25%, 05/15/12	3,204
3,500	Nortex Single-Family Housing Finance Corp., Mortgage-Backed Securities, Class A, Rev., GNMA/FNMA/FHLMC, 5.50%, 01/01/16	3,779
3,000	North Central Texas Health Facility Development Corp., Baylor Health Care System, Rev., 5.00%, 05/15/08	3,089
2,000	Northside Independent School District, Series C, GO, VAR, PSF-GTD, 4.10%, 06/01/07	2,021
4,000	State of Texas, RIB, Series B1 & B2, GO, VAR, 8.57%, 09/30/11	4,792
2,500	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.40%, 03/01/16	2,503
8,540	Texas Public Finance Authority, Building & Procurement Projects, Series A, Rev., AMBAC, 5.00%, 02/01/14	9,191
3,000	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.30%, 10/01/16	3,198
5,947	Texas State Affordable Housing Corp., Professional Educators Home, Single Family Mortgage, Series A, Rev., VAR, GNMA/FNMA/FHLMC, 4.60%, 09/01/15	6,333
415	Texas State Affordable Housing Corp., Single-Family Mortgage, Series 2002-1, Rev., SUB, GNMA/FNMA, 7.10%, 03/01/12	420
1,525	Texas State Affordable Housing Corp., Single-Family Mortgage, Teachers Home Loan Program, Rev., VAR, GNMA/FNMA COLL, 6.20%, 09/01/12	1,556
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.00%, 04/01/16	5,447
4,991	Travis County Housing Finance Corp., Single Family Mortgage, Series A, Rev., VAR, AMT, GNMA/FNMA, 4.70%, 03/01/16	5,319
1,945	Tyler Health Facilities Development Corp., East Texas Medical Center, Series D, Rev., FSA, 5.38%, 02/16/09	2,031
1,000	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.35%, 02/01/17	1,065
		139,458
	Utah — 0.6%
5,000	State of Utah, Series A, GO, 5.00%, 07/01/12	5,325
1,950	Utah County Marathon Oil Project, Rev., 5.05%, 11/01/17	2,063
625	Utah Housing Corp., Single-Family Mortgage, Series G, Class I, Rev., 3.10%, 07/01/08	619
	Utah State Housing Finance Agency, Single-Family Mortgage,
575	Series D-2, Rev., FHA/VA MTGS, 5.35%, 01/01/08	588
55	Series F, Class II, Rev., 6.30%, 07/01/09	56
		8,651
	Virginia — 1.3%
2,425	Chesapeake Hospital Authority, Series A, Rev., 5.00%, 07/01/08	2,460
	Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Oxford Apartments Project,
3,690	Rev., 6.10%, 10/01/08 (i)	3,746
3,500	Rev., 6.25%, 10/01/08 (i)	3,553
	Virginia Public Building Authority,
5,015	Series B, Rev., 5.00%, 08/01/08	5,109
5,000	Series C, Rev., 5.00%, 08/01/10	5,215
		20,083
	Washington — 3.2%
2,000	Chelan Public Utilities District No. 1, Chelan Hydro, Series D, Rev., MBIA, 6.35%, 07/01/07	2,056
5,000	City of Seattle, Light & Power, Rev., FSA, 5.00%, 08/01/14	5,384
3,000	Energy Northwest, Electric, Project No.1, Series A, Rev., FSA, 5.50%, 07/01/11	3,238
10,675	Energy Northwest, Electric, Project No.3, Series B, Rev., MBIA, 5.50%, 07/01/10	11,205
	Grant County Public Utility District No. 2 Priest Rapids,
2,530	Series A, Rev., FGIC, 5.00%, 01/01/16	2,740

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Washington — Continued
1,960	Series B, Rev., AMT, FGIC, 5.25%, 01/01/15	2,093
	Quinault Indian Nation, Quinault Beach,
5,290	Series A, Rev., ACA, 5.80%, 12/01/09	5,515
1,700	Series A, Rev., ACA, 5.85%, 04/02/07	1,703
2,315	Washington Housing Finance Commission, Mortgage-Backed Securities Program, Rev., GNMA COLL, 7.00%, 01/01/11	2,536
2,500	Washington Public Power Supply System, Rev., VAR, FSA, 7.24%, 07/01/11	2,882
1,720	Washington Public Power Supply System, Nuclear Project No. 1, Series B, Rev., MBIA, 5.13%, 07/01/07	1,762
	Washington Public Power Supply System, Nuclear Project No. 2,
2,500	Series A, Rev., 5.00%, 07/01/08	2,587
4,500	Series A, Rev., 6.30%, 07/01/12	5,055
		48,756
	West Virginia — 0.3%
5,000	State of West Virginia, State Road, GO, FSA, 5.50%, 06/01/11	5,357
	Wisconsin — 1.4%
2,290	Badger Tobacco Asset Securitization Corp., Asset Backed, Rev., 6.00%, 06/01/12	2,459
5,000	City of Kenosha, Capital Appreciation Series D, GO, AMBAC, Zero Coupon, 09/01/15	3,561
	State of Wisconsin,
5,000	GO, 4.78%, 05/01/29 (i)	5,013
8,610	Series A, GO, FGIC, 5.00%, 05/01/12	9,141
480	Wisconsin Housing EDA, Home Ownership, Series E, AMT, Rev., 5.75%, 07/01/10	482
		20,656
	Total Municipal Bonds (Cost $1,487,364)	1,503,437

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 1.3%
436	BlackRock Investment Quality Municipal Fund	8,155
776	Nuveen Premium Income Municipal Fund	11,172
	Total Investment Companies (Cost $17,186)	19,327
	Total Long-Term Investments (Cost $1,504,550)	1,522,764
Short-Term Investment — 2.6%
	Investment Company — 2.6%
40,219	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $40,219)	40,219
	Total Investments — 102.0% (Cost $1,544,769)	1,562,983
	Liabilities in Excess of Other Assets — (2.0)%	(30,387)
	NET ASSETS — 100.0%	$1,532,596

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   17

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

ABBREVIATIONS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	—	Defaulted Security.

(f)	—	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

Market Value	Percentage
$43,755	2.9%

(g)	—	Amount rounds to less than 0.1%.

(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	—	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	—	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

(t)	—	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity date.

(u)	—	Security represents underlying bonds transferred to a separate trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in financing transactions (see Note H).

(w)	—	When-Issued Security.

ACA	—	Insured by American Capital Access

AMBAC	—	American Municipal Bond Assurance Corp.

AMT	—	Alternative Minimum Tax Paper

CBI	—	Certificate of Bond Insurance

CIFG	—	CDC IXIS Financial Guarantee

CNTY GTD	—	County Guaranteed

COLL	—	Collateral

CONS	—	Consolidated Bonds

COP	—	Certificate of Participation

CR	—	Custodial Receipts

DRIVER	—	Derivative Inverse Tax-Exempt Receipts

EDA	—	Economic Development Authority

FGIC	—	Financial Guaranty Insurance Co.

FHA	—	Federal Housing Authority

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

FSA	—	Financial Security Assurance

GNMA	—	Government National Mortgage Association

GO	—	General Obligation Bond

GTD	—	Guaranteed

GTD AGMT	—	Guaranteed Agreement

GTD STD LNS	—	Guaranteed Student Loans

IBC	—	Insured Bond Certificates

ICR	—	Insured Custodial Receipts

IDA	—	Industrial Development Authority

IDR	—	Industrial Development Revenue

IMI	—	Investors Mortgage Insurance Company

LIQ	—	Liquidity Agreement

LOC	—	Letter of Credit

MBIA	—	Municipal Bond Insurance Association

MGIC	—	Mortgage Guaranty Insurance Corporation

MTGS	—	Mortgages

PCR	—	Pollution Control Revenue

PRIV MTGS	—	Private Mortgages

PSF-GTD	—	Permanent School Fund Guaranteed

RADIAN	—	Radian Asset Assurance

Rev.	—	Revenue Bond

RIB	—	Residual Interest Bond

SO	—	Special Obligation

SUB	—	Step-Up Bond. The rate shown is the rate in effect as of February 28, 2007.

TCRS	—	Transferable Custodial Receipts

VA	—	Veterans Administration

VAR	—	Variable Rate Note. The interest rate shown is the rate in effect at February 28, 2007.

XLCA	—	XL Capital Assurance

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   19

STATEMENT OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2007

(Amounts in thousands, except per share amounts)

	Municipal Income Fund
ASSETS:
Investments in non-affiliates, at value	$1,522,764
Investments in affiliates, at value	40,219
Total investment securities, at value	1,562,983
Receivables:
Fund shares sold	2,545
Interest and dividends	18,137
Prepaid expenses and other assets	—	(b)
Total Assets	1,583,665

LIABILITIES:
Payables:
Dividends	3,518
Interest payable on floating rate notes	174
Investment securities purchased	25,273
Floating rate notes payable	20,945
Fund shares redeemed	359
Accrued liabilities:
Investment advisory fees	348
Administration fees	113
Shareholder servicing fees	192
Distribution fees	51
Custodian and accounting fees	21
Other	75
Total Liabilities	51,069
Net Assets	$1,532,596

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

Municipal Income Fund
NET ASSETS:
Paid in capital	$1,543,107
Accumulated undistributed (distributions in excess of) net investment income	2
Accumulated net realized gains (losses) from investments	(28,727)
Net unrealized appreciation (depreciation) from investments	18,214
Total Net Assets	$1,532,596

Net Assets:
Class A	$106,260
Class B	34,456
Class C	19,137
Select Class	1,372,743
Total	$1,532,596

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,827
Class B	3,531
Class C	1,963
Select Class	140,572

Net Asset Value:
Class A — Redemption price per share	$9.81
Class B — Offering price per share (a)	$9.76
Class C — Offering price per share (a)	$9.75
Select Class — Offering and redemption price per share	$9.77
Class A maximum sales charge	3.75%
Class A maximum public offering price per share (net asset value per share/100% — maximum sales charge)	$10.19
Cost of investments	$1,544,769

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   21

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2007

(Amounts in thousands)

Municipal Income Fund
INVESTMENT INCOME:
Interest income	$59,785
Dividend income	1,019
Dividend income from affiliates (a)	1,228
Total investment income	62,032

EXPENSES:
Investment advisory fees	4,193
Administration fees	1,403
Distribution fees:
Class A	269
Class B	331
Class C	161
Shareholder servicing fees:
Class A	269
Class B	110
Class C	54
Select Class	3,061
Custodian and accounting fees	96
Imputed interest expense on floating rate notes	982
Interest expense	— (b)
Professional fees	59
Trustees’ and Officers fees	18
Printing and mailing costs	114
Registration and filing fees	58
Transfer agent fees	30
Other	41
Total expenses	11,249
Less amounts waived	(1,154)
Less earnings credits	(13)
Less expense reimbursements for legal matters	(1)
Net expenses	10,081
Net investment income (loss)	51,951

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	189
Change in net unrealized appreciation (depreciation) of investments	5,655
Net realized/ unrealized gains (losses)	5,844
Change in net assets resulting from operations	$57,795

(a)	Includes reimbursements of Investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Municipal Income Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$51,951	$25,050	$36,679
Net realized gain (loss) on investments	189	(2,019)	(695)
Change in net unrealized appreciation (depreciation) of investments	5,655	(10,058)	15,419
Change in net assets resulting from operations	57,795	12,973	51,403

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,740)	(2,863)	(4,711)
Class B
From net investment income	(1,271)	(1,214)	(2,575)
Class C
From net investment income	(622)	(591)	(1,223)
Select Class
From net investment income	(46,320)	(20,031)	(29,638)
Total distributions to shareholders	(51,953)	(24,699)	(38,147)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	285,495	341,539	(128,374)

NET ASSETS:
Change in net assets	291,337	329,813	(115,118)
Beginning of period	1,241,259	911,446	1,026,564
End of period	$1,532,596	$1,241,259	$911,446
Accumulated undistributed (distributions in excess of) net investment income	$2	$(17)	$(368)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   23

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Municipal Income Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,212	$14,800	$36,178
Dividends reinvested	2,672	2,009	3,625
Cost of shares redeemed	(30,727)	(25,064)	(46,394)
Change in net assets from Class A capital transactions	$(10,843)	$(8,255)	$(6,591)
Class B
Proceeds from shares issued	$504	$563	$1,914
Dividends reinvested	911	869	2,021
Cost of shares redeemed	(22,857)	(14,600)	(25,147)
Change in net assets from Class B capital transactions	$(21,442)	$(13,168)	$(21,212)
Class C
Proceeds from shares issued	$1,971	$2,036	$8,422
Dividends reinvested	424	397	910
Cost of shares redeemed	(9,887)	(9,303)	(17,619)
Change in net assets from Class C capital transactions	$(7,492)	$(6,870)	$(8,287)
Select Class
Proceeds from shares issued	$762,244	$493,593	$59,289
Dividends reinvested	5,288	909	748
Cost of shares redeemed	(442,260)	(124,670)	(152,321)
Change in net assets from Select Class capital transactions	$325,272	$369,832	$(92,284)

SHARE TRANSACTIONS:
Class A
Issued	1,764	1,507	3,642
Reinvested	274	205	366
Redeemed	(3,153)	(2,560)	(4,673)
Change in Class A Shares	(1,115)	(848)	(665)
Class B
Issued	52	58	194
Reinvested	94	89	205
Redeemed	(2,360)	(1,497)	(2,548)
Change in Class B Shares	(2,214)	(1,350)	(2,149)
Class C
Issued	203	208	852
Reinvested	44	41	93
Redeemed	(1,023)	(955)	(1,787)
Change in Class C Shares	(776)	(706)	(842)
Select Class
Issued	78,726	50,700	6,000
Reinvested	545	93	76
Redeemed	(45,687)	(12,788)	(15,429)
Change in Select Class Shares	33,584	38,005	(9,353)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   25

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Class A

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions
Year Ended February 28, 2007	$9.79	$0.35	$0.01	$0.36	$(0.34)	$(0.34)
July 1, 2005 to February 28, 2006 (d)	9.92	0.24	(0.14)	0.10	(0.23)	(0.23)
Year Ended June 30, 2005	9.79	0.37	0.14	0.51	(0.38)	(0.38)
Year Ended June 30, 2004	10.13	0.39	(0.35)	0.04	(0.38)	(0.38)
Year Ended June 30, 2003	9.93	0.40	0.20	0.60	(0.40)	(0.40)
Year Ended June 30, 2002	9.83	0.43	0.10	0.53	(0.43)	(0.43)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	See Note 2H.

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (excluding imputed interest)	Net expenses (including imputed interest) (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (excluding imputed interest)	Expenses without waivers, reimbursements and earnings credits (including imputed interest) (e)	Portfolio turnover rate (b)
$9.81	3.76%	$106,260	0.84%	0.91%	3.53%	0.93%	1.00%	39%
9.79	1.04	116,863	0.84	0.99	3.68	0.94	1.09	28
9.92	5.25	126,834	0.85	0.96	3.66	0.98	1.09	39
9.79	0.39	131,692	0.84	0.90	3.84	0.99	1.05	48
10.13	6.17	183,392	0.84	0.90	4.02	0.99	1.05	74
9.93	5.52	166,452	0.84	0.90	4.40	0.99	1.05	94

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   27

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions
Year Ended February 28, 2007	$9.73	$0.29	$0.02	$0.31	$(0.28)	$(0.28)
July 1, 2005 to February 28, 2006 (d)	9.86	0.20	(0.14)	0.06	(0.19)	(0.19)
Year Ended June 30, 2005	9.74	0.30	0.14	0.44	(0.32)	(0.32)
Year Ended June 30, 2004	10.08	0.32	(0.35)	(0.03)	(0.31)	(0.31)
Year Ended June 30, 2003	9.89	0.34	0.19	0.53	(0.34)	(0.34)
Year Ended June 30, 2002	9.79	0.37	0.10	0.47	(0.37)	(0.37)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	See Note 2H.

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (excluding imputed interest)	Net expenses (including imputed interest) (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (excluding imputed interest)	Expenses without waivers, reimbursements and earnings credits (including imputed interest) (e)	Portfolio turnover rate (b)
$9.76	3.29%	$34,456	1.43%	1.50%	2.95%	1.43%	1.50%	39%
9.73	0.62	55,914	1.44	1.59	3.09	1.44	1.59	28
9.86	4.53	69,964	1.47	1.58	3.05	1.58	1.69	39
9.74	(0.27)	89,997	1.49	1.55	3.19	1.64	1.70	48
10.08	5.56	120,581	1.49	1.55	3.37	1.64	1.70	74
9.89	4.78	111,849	1.49	1.55	3.75	1.64	1.70	94

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   29

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions
Year Ended February 28, 2007	$9.72	$0.28	$0.03	$0.31	$(0.28)	$(0.28)
July 1, 2005 to February 28, 2006 (d)	9.85	0.20	(0.14)	0.06	(0.19)	(0.19)
Year Ended June 30, 2005	9.73	0.30	0.14	0.44	(0.32)	(0.32)
Year Ended June 30, 2004	10.07	0.33	(0.35)	(0.02)	(0.32)	(0.32)
Year Ended June 30, 2003	9.88	0.33	0.20	0.53	(0.34)	(0.34)
Year Ended June 30, 2002	9.79	0.36	0.10	0.46	(0.37)	(0.37)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	See Note 2H.

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (excluding imputed interest)	Net expenses (including imputed interest) (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (excluding imputed interest)	Expenses without waivers, reimbursements and earnings credits (including imputed interest) (e)	Portfolio turnover rate (b)
$9.75	3.29%	$19,137	1.43%	1.50%	2.94%	1.43%	1.50%	39%
9.72	0.62	26,635	1.44	1.59	3.09	1.44	1.59	28
9.85	4.55	33,941	1.47	1.58	3.05	1.58	1.69	39
9.73	(0.26)	41,703	1.49	1.55	3.19	1.64	1.70	48
10.07	5.46	58,554	1.49	1.55	3.36	1.64	1.70	74
9.88	4.81	42,670	1.49	1.55	3.74	1.64	1.70	94

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   31

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class

			Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions
Year Ended February 28, 2007	$9.74	$0.36	$0.03	$0.39	$(0.36)	$(0.36)
July 1, 2005 to February 28, 2006 (d)	9.87	0.25	(0.13)	0.12	(0.25)	(0.25)
Year Ended June 30, 2005	9.74	0.39	0.14	0.53	(0.40)	(0.40)
Year Ended June 30, 2004	10.09	0.41	(0.35)	0.06	(0.41)	(0.41)
Year Ended June 30, 2003	9.89	0.43	0.20	0.63	(0.43)	(0.43)
Year Ended June 30, 2002	9.80	0.46	0.09	0.55	(0.46)	(0.46)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	See Note 2H.

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (excluding imputed interest)	Net expenses (including imputed interest) (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (excluding imputed interest)	Expenses without waivers, reimbursements and earnings credits (including imputed interest) (e)	Portfolio turnover rate (b)
$9.77	4.14%	$1,372,743	0.59%	0.66%	3.77%	0.68%	0.75%	39%
9.74	1.20	1,041,847	0.59	0.74	3.91	0.69	0.84	28
9.87	5.55	680,707	0.60	0.71	3.91	0.66	0.77	39
9.74	0.57	763,172	0.59	0.65	4.08	0.64	0.70	48
10.09	6.48	898,852	0.59	0.65	4.27	0.64	0.70	74
9.89	5.82	959,322	0.59	0.65	4.65	0.64	0.70	94

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   33

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007

1. Organization

JPMorgan Trust II (“JPM II”) (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes offered
Municipal Income Fund	Class A, Class B, Class C and Select Class

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to contingent deferred sales charges as described in the Fund’s prospectus.

Effective August 1, 2006, the maximum sales charges incurred on sales of Class A Shares of the Fund changed as noted below:

	Sales Charge Effective August 1, 2006	Sales Charge Prior to August 1, 2006
Municipal Income Fund	3.75%	4.50%

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed Income Securities (other than short-term investments maturing in 61 days or less) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers generally provide bid-side quotations. Generally, short-term investments maturing in 61 days or less are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. Restricted and Illiquid Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The market value and percentage of net assets of illiquid securities as of February 28, 2007 were approximately $15,637,000 and 1.0% respectively.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund’s policy to segregate assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

34   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Municipal Income Fund	$(21)	$21	$—

The reclassification for the Fund relates primarily to differences in character for tax purposes of deferred compensation.

G. New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

H. Floating-Rate Note Obligations Related to Securities Held — The Fund may enter into transactions in which a fixed-rate note owned by the Fund is transferred to a trust in exchange for cash and residual interests in the trust’s assets and cash flows, which are in the form of inverse floating rate investments (the “Inverse Floater”). The trust funds the purchase of the fixed-rate notes by issuing floating-rate certificates issued to third parties and allowing the Fund to retain the residual interests in the fixed-rate notes. The Inverse Floater held by the Fund gives the Fund the right to (1) cause the holders of the floating-rate certificates to tender their notes at par at the next reset date, and (2) to transfer the fixed-rate notes from the trust to the Fund, causing the trust to collapse. The Fund accounts for the transfer of the fixed-rate notes to the trust as a secured borrowing, with the fixed-rate notes transferred to the trust remaining in the Fund’s investments, and the related floating-rate certificates reflected as a liability under the caption “Floating rate notes payable” on the Statement of Assets and Liabilities. At February 28, 2007, Fund investments with a value of approximately $43,755,000 were held by the trusts and served as collateral for approximately $20,945,000 in floating-rate certificates outstanding at that date. The Fund recorded imputed interest expense of approximately $982,000 for these investments based on an average interest rate of 3.76% for the year ended February 28, 2007.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets at an annual fee rate of 0.30%.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   35

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

The Fund may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Fund in an amount sufficient to offset any doubling up of these fees related to the Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the year ended February 28, 2007 was approximately $66,000.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C
0.25%	0.75%	0.75%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges (“CDSC”) from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2007, the Distributor retained the following amounts (in thousands):

Front End Sales Charge	CDSC
$14	$26

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class B, Class C and Select Class Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees and/or reimbursed expenses as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”) provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense on short sales, interest (which includes imputed interest), taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class B	Class C	Select Class
0.87%	1.52%	1.52%	0.62%

The contractual expense limitation agreements were in effect for the year ended February 28, 2007. The expense limitation percentages in the table above are in place until at least June 30, 2007.

36   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

For the year ended February 28, 2007 the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Shareholder Servicing	Total
$788	$788

Voluntary Waivers
Shareholder Servicing	Total
$366	$366

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Officers’ fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party brokers/dealers. For the period ended February 28, 2007 the Fund did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2007, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$822,836	$525,578

During the year ended February 28, 2007, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2007, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,544,769	$27,458	$9,244	$18,214

The tax character of distributions paid during the fiscal year ended February 28, 2007 was as follows (amounts in thousands):

Total Distributions Paid From:
Ordinary Income	Net Long term Capital gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
$224	$—	$224	$51,729	$51,953

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   37

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

The tax character of distributions paid during the period ended February 28, 2006 was as follows (amounts in thousands):

Total Distributions Paid From:
Ordinary Income	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
$422	$422	$24,277	$24,699

The tax character of distributions paid during the fiscal year ended June 30, 2005 was as follows (amounts in thousands):

Total Distributions Paid From:
Ordinary Income	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
$111	$111	$38,036	$38,147

At February 28, 2007, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

Current Distributable Ordinary Income	Current Distributable Tax-exempt Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$—	$3,533	$(27,461)	$18,214

For the Fund, the cumulative timing differences primarily consist of deferred compensation, distributions payable, and losses on certain defaulted municipal bonds.

As of February 28, 2007, the Fund had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

Expires
2008	2009	2010	2011	2012	2013	2014	2015	Total
$2,710	$17,833	$—	$—	$5,336	$—	$1,582	$—	$27,461

During the year ended February 28, 2007, the Fund utilized capital loss carryforwards of approximately $190,000.

6. Borrowing

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Fund does not have outstanding borrowings from another fund or from the unsecured, uncommitted credit facility as of February 28, 2007. Average borrowings from the Facility for the year ended February 28, 2007 were as follows (amounts in thousands):

Average Borrowings	Number of Days Used	Interest Paid
$478	1	$—

(a)	Amount is less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statements of Operations.

38   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

7. Concentrations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund invests substantially all of its assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The issuer’s abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

From time to time, the Fund’s investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Fund’s outstanding shares. Investment activities on behalf of these shareholders could impact the Fund.

8. Legal Matters

On June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisers, Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed pursuant to a distribution plan to certain current and former shareholders of the funds identified in the distribution plan. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds it managed in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the “Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the subadvisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of the Trust and BOIA, certain current and former Trustees and One Group Mutual Funds, the predecessor to the Trust. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their Fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right of Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   39

Report of Independent Registered Public Accounting Firm

To the Trustees of JPMorgan Trust II and Shareholders of
JPMorgan Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Municipal Income Fund (a portfolio of JPMorgan Trust II, and hereafter referred to as the “Fund”) at February 28, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2007

40   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

TRUSTEES
(Unaudited)

The names of the Trustees of the Trust, together with information regarding their year of birth, the year each Trustee became a Board member of the Trust, the year each Trustee first became a Board member of any of the heritage JPMorgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	131	None.
Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	131	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	131	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	131
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	131	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	131	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	131	Trustee, Mather LifeWays (1994–present); Trustee, Carleton College (2003–present).

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   41

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	131	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	131	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	131	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	131	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	131	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	131
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (131 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

42   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

OFFICERS
(Unaudited)

The Trust’s executive officers (listed below) generally are employees of the Advisor or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. The Trust has no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trust and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.
Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   43

OFFICERS
(Unaudited) (continued)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

44   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2006, and continued to hold your shares at the end of the reporting period, February 28, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Municipal Income Fund
Class A
Actual	$1,000.00	$1,020.50	$4.61	0.92%
Hypothetical	1,000.00	1,020.23	4.61	0.92
Class B
Actual	1,000.00	1,018.70	7.56	1.51
Hypothetical	1,000.00	1,017.31	7.55	1.51
Class C
Actual	1,000.00	1,017.70	7.55	1.51
Hypothetical	1,000.00	1,017.31	7.55	1.51
Select Class
Actual	1,000.00	1,022.90	3.31	0.66
Hypothetical	1,000.00	1,021.52	3.31	0.66

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   45

TAX LETTER
(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the fiscal year ended February 28, 2007. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2007. The information necessary to complete your income tax returns for the calendar year ending December 31, 2007 will be received under separate cover.

Funds with Tax-Exempt Income

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 28, 2007:

Exempt Distributions Paid
Municipal Income Fund	99.57%

46   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. February 2007.	AN-MB-207

ANNUAL REPORT FEBRUARY 28, 2007

JPMorgan Funds

Municipal

Bond

Funds

JPMorgan Arizona Municipal Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short Term Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan West Virginia Municipal Bond Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Arizona Municipal Bond Fund	2
JPMorgan Kentucky Municipal Bond Fund	4
JPMorgan Louisiana Municipal Bond Fund	6
JPMorgan Michigan Municipal Bond Fund	8
JPMorgan Ohio Municipal Bond Fund	10
JPMorgan Short Term Municipal Bond Fund	12
JPMorgan Tax Free Bond Fund	14
JPMorgan West Virginia Municipal Bond Fund	16
Schedules of Portfolio Investments	18
Financial Statements	48
Financial Highlights	66
Notes to Financial Statements	80
Report of Independent Registered Public Accounting Firm	90
Trustees	91
Officers	93
Schedule of Shareholder Expenses	95
Tax Letter	98

HIGHLIGHTS

•	The FOMC held the fed funds rate steady at 5.25%

•	Better-than-expected economic data caused bond yields to drift higher

•	The U.S. equity market experienced a jolt in late-February, sparked by a meltdown in Chinese stocks

•	Bonds generated positive performance for the 12-month period

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 9, 2007 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Municipal Bond Funds for the 12 months ended February 28, 2007. Inside, you’ll find in-depth information on the funds along with a report from the portfolio managers.

“Once again, the best fixed income performance came from lower-quality bonds, which notably outperformed the investment-
grade market.”

Fed puts rate policy on hold

Concerned about the robust pace of economic growth and mounting inflationary pressures, the Federal Open Market Committee (FOMC) raised the fed funds target by a total of 75 basis points early in the fiscal year, with 25-basis-
point hikes in March, May and June of 2006. Bond yields headed upward on concerns that stronger economic growth would lead to accelerating inflation and additional interest rate hikes.

By mid-summer 2006, though, economic sentiment changed. Market observers expected the sharp slowdown in the housing market along with declines in manufacturing activity to stall the overall pace of economic growth. Indeed, gross domestic product (GDP) growth slowed, and a moderation in oil prices helped ease some of the lingering inflationary concerns.

The slower economic data were enough for the Federal Reserve (Fed) to change course and, at its August meeting, the FOMC held the fed funds rate steady at 5.25%, marking the first time in 18-consecutive meetings the U.S. central bank did not implement a 25-basis point rate hike.

Stock market woes trigger bond market rally

Initially, the Fed’s pause sparked a rally in the financial markets. Despite the Fed’s cautious tone, bond investors believed the fed funds target had peaked, and they began pricing into the market a Fed easing in 2007. That optimism moderated in subsequent months as better-than-expected economic data caused bond yields to drift higher.

Nevertheless, a late-February 2007 jolt to the U.S. equity market, sparked by a meltdown in Chinese stocks and a recession warning from former Fed Chairman Alan Greenspan, ignited a bond market rally. Investors discarded their riskier equity assets and sought a “safe haven” in the U.S. bond market.

Yields end year on downward trend

Although Treasury yields were up from March 1, 2006, to February 28, 2007, they ended the 12-month period significantly lower than the peaks realized in late spring and early summer, when concerns about a strong economy and rising inflation gripped the market. For example:

•	The two-year Treasury yield began the fiscal year at 4.21%, peaked at 5.29% on June 28, 2006, and ended the fiscal year at 4.71%.

•	The 10-year Treasury yield began the fiscal year at 4.39%, peaked at 5.25% on June 28, 2006, and ended the fiscal year at 4.64%.

•	The 30-year Treasury yield started the year at 4.67%, peaked at 5.31% on May 12, 2006, and ended the fiscal year at 4.76%.

Bonds post healthy returns

Overall, bonds generated positive performance for the 12-month period, with the Lehman Brothers U.S. Aggregate Index posting a total return of 5.54% for the fiscal year. Once again, the best fixed income performance came from lower-quality bonds, which notably outperformed the investment-grade market. Specifically, the Lehman Brothers U.S. Corporate High-Yield Index advanced 12.13% for the 12-month period, as investors generally showed a strong appetite for risk.

As growth continues, Fed may keep rates on hold

The U.S. economy seems poised to expand moderately in coming quarters, versus its 3.1% growth in calendar year 2006. The main point of contention now is the extent to which U.S. activity will cool and whether the rest of the world can bear the fallout. Although some recent indicators, particularly in the construction and manufacturing sectors, have shown distinct signs of weakness, the broad economy — and crucially, the job market — have held up relatively well. This scenario may have to change for the Fed to embark on an easing campaign.

For investment-grade corporate bonds, 2007 largely may be a year of clipping coupons. Event risk remains prevalent, but solid fundamentals, decent earnings growth and continued low default rates may provide a stable foundation for investment-grade corporate bonds as a whole and may prevent significant spread widening.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   1

JPMorgan Arizona Municipal Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	January 20, 1997
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2007
(in Thousands)	$139,328
Primary Benchmark	Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AAA/AA1
Duration	4.8 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Arizona Municipal Bond Fund, which seeks current income exempt from federal income tax and Arizona personal income tax, consistent with the preservation of principal, returned 3.83%* (Select Class Shares) for the 12 months ended February 28, 2007, compared to the 4.29% return for the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index for the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	In anticipation of higher rates, we started the period with a shorter duration than the benchmark. This strategy contributed to the Fund’s relative performance during the months that interest rates increased. In addition, we favored high-credit-quality securities over lower-rated credits. With lower-rated credits outperforming, our underweight in lower-rated securities detracted from Fund performance.

The period began with interest rates remaining on the upswing as the Federal Reserve’s (Fed) anticipated and actual actions drove the fixed-income markets. The Federal Reserve (Fed) continued its tightening policy, increasing rates by 25 basis points (bps) at each of its Federal Open Market Committee (FOMC) meetings in March, May and June.

By July, a cool-off in the housing market and other indicators that the economy was slowing led to expectations that the Fed would halt its rate-tightening campaign. This sentiment caused interest rates to head downward. Although inflation remained a concern, it appeared that inflation was reaching its peak, as evidenced by falling oil and other commodity prices. At the FOMC’s August meeting, the slowing economy encouraged the Fed to keep rates unchanged at 5.25%, the first pause in the two-year-old rate-tightening campaign. The Fed’s decision helped push market rates lower, and, overall, municipal bond yields declined and the yield curve flattened. In this rate environment, longer-term bonds outperformed shorter-term securities.

The Fed remained on hold throughout the rest of the reporting period, though the rate environment remained volatile. With every new piece of economic data, investors attempted to gauge the potential Fed reaction and the implications for monetary policy.

Overall, the municipal yield curve flattened by approximately 50 bps throughout the one-year period. Longer-term securities slightly outperformed, and lower-quality bonds outpaced higher-quality instruments.

Q:	HOW WAS THE FUND MANAGED?

A:	We favored premium-coupon bonds over low-coupon bonds. We saw better value in premium coupon bonds and believed they would offer better performance in rising or declining interest rate scenarios.

We also favored high-credit-quality securities over lower-quality securities. The portfolio continued to have a very high quality bias. At the end of the period, with more than 90% of the portfolio rated AA or better, and more than 75% rated AAA. With lower-rated credits trading at “rich” levels compared to historical averages, we believed higher-rated credits offered better value. Nevertheless, lower-quality bonds outperformed during the period, and our focus away from this segment did not help Fund performance.

In an effort to enhance the Fund’s diversification, we increased the percentage of the portfolio invested outside of Arizona (within prospectus guidelines), given that, in 2006, Arizona municipal bond supply was 40% lower than the previous year.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2007***

AAA	82.1%
AA	13.8
A	4.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The performance of the index does not reflect shareholder activity or the deduction of expenses associated with a mutual fund, such as investment management fees.

***	Portfolio composition subject to change. Percentages are based on total investments.

2   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		3.61%	3.54%	4.11%
With Sales Charge*		(0.23)	2.76	3.71
CLASS B SHARES	1/20/97
Without CDSC		2.83	2.86	3.24
With CDSC**		(2.17)	2.50	3.24
CLASS C SHARES	2/19/05
Without CDSC		2.85	2.85	3.10
With CDSC***		1.85	2.85	3.10
SELECT CLASS SHARES	1/20/97	3.83	3.80	4.45

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one-year period, a 2% CDSC for the five-year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one-year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception are based on the performance of Class B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Arizona Municipal Bond Fund, the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the broad-based securities index does not reflect the deductions of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment-grade, tax-exempt bonds with maturities of 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   3

JPMorgan Kentucky Municipal Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	March 12, 1993
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2007
(in Thousands)	$90,583
Primary Benchmark	Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AAA/AA1
Duration	4.9 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Kentucky Municipal Bond Fund, which seeks current income exempt from federal income tax and Kentucky personal income tax, consistent with the preservation of principal, returned 3.69%* (Select Class Shares) for the 12 months ended February 28, 2007, compared to the 4.29% return for the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index for the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, the primary driver of performance versus the benchmark was the Fund’s exposure to zero-coupon bonds (longer duration), which performed well during the one-year period. The primary detractor of performance was the Fund’s duration strategy. In anticipation of higher rates, we began the period with a shorter duration than the benchmark, as municipal interest rates moved upward in response to continued strong economic growth, higher-than-desired inflation and the seasonal upturn in municipal new issue volumes. The Federal Reserve (Fed) continued its tightening policy, increasing rates by 25 basis points (bps) at each of its Federal Open Market Committee (FOMC) meetings in March, May and June.

As expected, municipal rates increased 35–45 bps in a near-parallel fashion across the maturity spectrum. The upward, parallel move caused our short-duration strategy to enhance the portfolio’s relative performance in the first four months of the period.

A mid-year leveling off in a number of key economic sectors, such as housing and automobiles, together with an easing in commodity prices, caused many market participants to project that the Fed would end its tightening policy sometime in the third quarter. As a result, interest rates began to migrate downward in early July and continued on this course virtually unabated into late September. The rally was aided by the Fed’s decision to keep monetary policy unchanged at its August meeting and then on hold for the remainder of the period. In all, tax-free rates fell 25–45 bps, and the yield curve flattened by 20 bps from mid-year to the end of September. This decline in rates, coupled with the flattening of the yield curve, caused longer-term bonds to outperform shorter-term securities, eliminating the effectiveness of our short-duration strategy.

During the remainder of the period, rate volatility increased, as investors attempted to gauge the Fed’s reaction to each new piece of economic data. As Fed policy remained on hold, the market settled into a tight trading range. Short-term rates moved up modestly while long-term rates fell approximately 15 bps. This resulted in an additional 20 bps of curve flattening and further hurt the effectiveness of our short-duration strategy.

Overall, the municipal yield curve flattened by approximately 50 bps during the 12-month period. Longer-term, lower-quality securities outperformed shorter-term, higher-quality instruments as rates fell, the curve flattened and investors reached for yield.

Q:	HOW WAS THE FUND MANAGED?

A:	We slightly extended the Fund’s option-adjusted duration throughout the fiscal year, moving it from 4.6 years at the beginning of the period to a close-to-benchmark 4.9 years by the end. This compares to the benchmark’s duration of 5.0 years on March 1, 2006, and 4.8 years on February 28, 2007.

We continued to favor high-quality, intermediate-term securities. At the end of the fiscal year, securities rated AA or higher represented 96.8% of the Fund’s portfolio, versus 89% of the benchmark’s portfolio. Given the single-state nature of the Fund, we held investments in most market sectors. Nevertheless, we continued to avoid the corporate-backed sector, due to tight spreads and credit concerns.

We also managed the Fund with the shareholder’s tax position in mind. The number of holdings subject to the alternative minimum tax (AMT) remained relatively small.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2007***

AAA	91.8%
AA	5.0
A	3.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The performance of the index does not reflect shareholder activity or the deduction of expenses associated with a mutual fund, such as investment management fees.

***	Portfolio composition subject to change. Percentages are based on total investments.

4   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/95
Without Sales Charge		3.44%	3.49%	4.22%
With Sales Charge*		(0.48)	2.71	3.82
CLASS B SHARES	3/16/95
Without CDSC		2.79	2.85	3.69
With CDSC**		(2.21)	2.49	3.69
SELECT CLASS SHARES	3/12/93	3.69	3.76	4.49

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one-year period, a 2% CDSC for the five-year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Kentucky Municipal Bond Fund, the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the broad-based securities index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment-grade, tax-exempt bonds with maturities of 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   5

JPMorgan Louisiana Municipal Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	December 29, 1989
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2007
(in Thousands)	$81,472
Primary Benchmark	Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AAA/AA1
Duration	4.8 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Louisiana Municipal Bond Fund, which seeks current income exempt from federal income tax and Louisiana personal income tax, consistent with the preservation of principal, returned 3.89%* (Class A Shares) for the 12 months ended February 28, 2007, compared to the 4.29% return for the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index during the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, the primary driver of performance versus the benchmark was the Fund’s exposure to zero-coupon bonds (longer duration), which performed well during the one-year period. The primary detractor of performance was the Fund’s duration strategy. In anticipation of higher rates, we began the period with a shorter-than-benchmark duration as municipal interest rates moved upward in response to continued strong economic growth, higher-than-desired inflation and the seasonal upturn in municipal new issue volumes. The Federal Reserve (Fed) continued its tightening policy, increasing rates by 25 basis points (bps) at each of its Federal Open Market Committee (FOMC) meetings in March, May and June.

As expected, municipal rates increased 35–45 bps in a near-parallel fashion across the maturity spectrum. The upward, parallel move caused our short-duration strategy to enhance the portfolio’s relative performance throughout the first four months of the period.

A mid-year leveling off in a number of key economic sectors, such as housing and automobiles, together with an easing in commodity prices caused many market participants to project that the Fed would end its tightening policy sometime in the third quarter. As a result, interest rates began to migrate downward in early July and continued on this course virtually unabated into late September. This rally was aided by the Fed’s decision to keep monetary policy unchanged at its August meeting and then on hold for the remainder of the period. In all, tax free rates fell 25–45 bps, and the yield curve flattened by 20 bps from mid-year to the end of September. This decline in rates coupled with the flattening of the yield curve caused longer-term bonds to outperform shorter-term issues and thus eliminated the effectiveness of our short-duration strategy.

During the remainder of the reporting period, rate volatility increased, as investors attempted to gauge the Fed’s reaction to each new piece of economic data. As Fed policy remained on hold, the market settled into a tight trading range. Short-term rates moved up modestly while long-term rates fell approximately 15 bps. This resulted in an additional 20 bps of curve flattening and further hurt the effectiveness of our short-duration strategy.

Overall, the municipal yield curve flattened by approximately 50 bps during the one-year period. Longer-term, lower-quality securities outperformed shorter-term, higher-quality instruments, as rates fell, the curve flattened, and investors reached for yield.

In the aftermath of Hurricane Katrina, valuations on Louisiana’s municipal securities tumbled. But the hurricane’s impact on the market diminished throughout the fiscal year, and a rebound in the valuations of Louisiana securities contributed positively to the Fund’s performance.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to favor high-quality, intermediate-term securities. Approximately 96.6% of the Fund’s portfolio was invested in securities rated AA or better, compared to 89% for its benchmark. Nevertheless, our quality emphasis hindered performance during the period, as investors’ demand for yield helped lower-quality securities outperform.

The Fund’s option-adjusted duration remained relatively stable and in line with that of the benchmark’s throughout the period. The Fund’s duration moved from 4.9 years to 4.8 years, compared to benchmark, which moved from 5.0 years to 4.8 years.

We also managed the Fund with the shareholder’s tax position in mind. The number of holdings subject to the alternative minimum tax (AMT) remained relatively small.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2007***

AAA	95.3%
AA	1.3
A	2.7
BAA	0.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The performance of the index does not reflect shareholder activity or the deduction of expenses associated with a mutual fund, such as investment management fees.

***	Portfolio composition subject to change. Percentages are based on total investments.

6   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	12/29/89
Without Sales Charge		3.89%	3.48%	4.19%
With Sales Charge*		0.00	2.69	3.79
CLASS B SHARES	9/16/94
Without CDSC		3.21	2.82	3.64
With CDSC**		(1.79)	2.46	3.64
SELECT CLASS SHARES	3/26/96	4.12	3.74	4.44

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one-year period, a 2% CDSC for the five-year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Louisiana Municipal Bond Fund, the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and includes a sales charge. The performance of the broad-based securities index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment-grade, tax-exempt bonds with maturities of 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   7

JPMorgan Michigan Municipal Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	February 1, 1993
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2007
(in Thousands)	$298,094
Primary Benchmark	Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AAA/AA1
Duration	5.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Michigan Municipal Bond Fund, which seeks current income exempt from federal income tax and Michigan personal income tax, consistent with the preservation of principal, returned 3.72%* (Select Class Shares) for the 12 months ended February 28, 2007, compared to the 4.29% return for the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index during the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, the primary driver of performance versus the benchmark was the Fund’s short duration strategy. In anticipation of higher rates, we started the period with a shorter duration than the benchmark. This strategy contributed to the Fund’s performance during the months interest rates rose. The primary detractor of returns was our overweight position in high-credit-quality securities. With lower-rated credits outperforming, our underweight in lower-rated securities hindered Fund performance.

As expected, the period began with interest rates remaining on the upswing, with the Federal Reserve’s (Fed) anticipated and actual actions driving the fixed-income markets. The Federal Reserve (Fed) reacted by continuing its tightening policy, increasing rates by 25 basis points (bps) at each of its Federal Open Market Committee (FOMC) meetings in March, May and June.

By July, a cooling-off in the housing market and other signs the economy was slowing led to expectations that the Fed would halt its rate-tightening campaign. This sentiment caused interest rates to head downward. Although inflation remained a concern, it seemed likely that inflation was reaching its peak, as evidenced by falling oil and other commodity prices. At the FOMC’s August meeting, the slowing economy encouraged the Fed to keep rates unchanged at 5.25%, the first pause in the two-year-old rate-tightening campaign. The Fed’s decision helped push market rates lower and, overall, municipal bond yields declined and the yield curve flattened. In this rate environment, longer-term bonds outperformed shorter-term securities.

The Fed remained on hold throughout the rest of the reporting period, but the rate environment remained volatile. With every new piece of economic data, investors attempted to gauge the likely Fed reaction and the implications for monetary policy.

Overall, the municipal yield curve flattened by approximately 50 bps throughout the one-year period. Longer-term securities slightly outperformed, and lower-quality bonds outpaced higher-quality instruments.

Q:	HOW WAS THE FUND MANAGED?

A:	We favored premium-coupon bonds over low-coupon bonds. We saw better value in premium coupon bonds, believing they would offer better performance in rising or declining interest rate scenarios.

We also favored high-credit-quality securities over lower-quality securities and continued to maintain a very high-quality portfolio. As of February 28, 2007, more than 90% of the portfolio was rated AA or better, more than 80% was rated AAA, and approximately 80% was either insured or pre-refunded or escrowed to maturity. With lower-rated credits trading at “rich” levels compared to historical averages, combined with Michigan’s weak economy, we believed higher-rated credits offered better value. Nevertheless, lower-quality bonds outperformed higher-quality bonds during the period.

In an effort to enhance the Fund’s diversification, we increased the percentage of the portfolio invested outside Michigan (within prospectus guidelines). We believe this is a prudent strategy in light of Michigan’s weak economy. Moody’s Investors Service and Standard & Poor’s revised their Michigan general obligation bond rating outlooks to negative. In 2006, Michigan municipal bond issuance was 30% below 2005 issuance.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2007***

AAA	85.6%
AA	11.6
BAA	2.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The performance of the index does not reflect shareholder activity or the deduction of expenses associated with a mutual fund, such as investment management fees.

***	Portfolio composition subject to change. Percentages are based on total investments.

8   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/1/93
Without Sales Charge		3.53%	3.69%	4.48%
With Sales Charge*		(0.39)	2.90	4.08
CLASS B SHARES	9/23/96
Without CDSC		2.88	3.02	3.96
With CDSC**		(2.12)	2.66	3.96
CLASS C SHARES	2/19/05
Without CDSC		2.84	3.03	3.82
With CDSC***		1.84	3.03	3.82
SELECT CLASS SHARES	2/1/93	3.72	3.94	4.74

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one-year period, a 2% CDSC for the five-year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one-year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The predecessor to the Fund commenced operations on February 1, 1993. The performance data includes the performance of the Pegasus Michigan Municipal Bond Fund, which consolidated with the Fund on March 22, 1999. Returns for Class C Shares prior to its inception are based on the performance of Class B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Michigan Municipal Bond Fund, the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the broad-based securities index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment-grade, tax-exempt bonds with maturities of 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   9

JPMorgan Ohio Municipal Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	July 2, 1991
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2007
(in Thousands)	$207,172
Primary Benchmark	Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AAA/AA1
Duration	4.9 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Ohio Municipal Bond Fund, which seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal, returned 3.94%* (Select Class Shares) for the 12 months ended February 28, 2007, compared to the 4.29% return for the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index during the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, the primary driver of performance versus the benchmark was the Fund’s exposure to zero-coupon bonds (longer duration), which performed well during the one-year period. The primary detractor of performance was the Fund’s duration strategy. In anticipation of higher rates, we began the period with a shorter-than-benchmark duration as municipal interest rates moved upward in response to continued strong economic growth, higher-than-desired inflation and the seasonal upturn in municipal new issue volumes. The Federal Reserve (Fed) continued its tightening policy, increasing rates by 25 basis points (bps) at each of its Federal Open Market Committee (FOMC) meetings in March, May and June.

As expected, municipal rates increased 35–45 bps in a near-parallel fashion across the maturity spectrum. The upward, parallel move caused our short-duration strategy to enhance the portfolio’s relative performance in the first four months of the period.

A mid-year leveling off in a number of key economic sectors, such as housing and automobiles, together with an easing in commodity prices caused many market participants to project that the Fed would end its tightening policy sometime in the third quarter. As a result, interest rates began to migrate downward in early July and continued on this course virtually unabated into late September. This rally was aided by the Fed’s decision to keep monetary policy unchanged at its August meeting and then on hold for the remainder of the period. In all, tax-free rates fell 25–45 bps, and the yield curve flattened by 20 bps from mid-year to the end of September. This decline in rates coupled with the flattening of the yield curve caused longer-term bonds to outperform shorter-term issues and thus eliminated the effectiveness of our short-duration strategy.

>During the remainder of the reporting period, rate volatility increased as investors attempted to gauge the Fed’s reaction to each new piece of economic data. As Fed policy remained on hold, the market settled into a tight trading range. Short-term rates moved up modestly while long-term rates fell approximately 15 bps. This resulted in an additional 20 bps of curve flattening and further hindered the effectiveness of our short-duration strategy.

Overall, the municipal yield curve flattened by approximately 50 bps during the period. Longer-term, lower-quality securities outperformed shorter-term, higher-quality instruments as rates fell, the curve flattened, and investors reached for yield.

Q:	HOW WAS THE FUND MANAGED?

A:	We slightly extended the Fund’s option-adjusted duration throughout the fiscal year, moving it from 4.5 years at the beginning of the period to a close-to-benchmark 4.9 years by the end. This compares to the benchmark’s duration of 5.0 years on March 1, 2006, and 4.8 years on February 28, 2007.

We continued to favor high-quality, intermediate-term securities. Given the single-state nature of the Fund, we held investments in most market sectors. Nevertheless, we continued to avoid the corporate-backed sector, due to tight spreads and credit concerns. As stated above, the Fund’s performance benefited from our exposure to zero-coupon bonds (longer duration), which performed well during the one-year period.

We also managed the Fund with the shareholder’s tax position in mind. The number of holdings subject to the alternative minimum tax (AMT) remained relatively small.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2007***

AAA	76.2%
AA	12.8
A	6.3
BAA	4.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The performance of the index does not reflect shareholder activity or the deduction of expenses associated with a mutual fund, such as investment management fees.

***	Portfolio composition subject to change. Percentages are based on total investments.

10   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		3.74%	3.57%	4.23%
With Sales Charge*		(0.11)	2.78	3.83
CLASS B SHARES	1/14/94
Without CDSC		2.99	2.90	3.69
With CDSC**		(2.01)	2.54	3.69
CLASS C SHARES	2/19/05
Without CDSC		3.06	2.91	3.56
With CDSC***		2.06	2.91	3.56
SELECT CLASS SHARES	7/2/91	3.94	3.81	4.49

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one-year period, a 2% CDSC for the five-year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one-year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception are based on the performance of Class B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Ohio Municipal Bond Fund, the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the broad-based securities index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment-grade, tax-exempt bonds with maturities of 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   11

JPMorgan Short Term Municipal Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	May 4, 1998
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2007
(in Thousands)	$273,196
Primary Benchmark	Lehman Brothers Short Municipal Bond Index
Average Credit Quality	AA2/AA3
Duration	1.8 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Short Term Municipal Bond Fund, which seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal, returned 3.19%* (Select Class Shares) for the 12 months ended February 28, 2007, compared to the 3.43% return for the Lehman Brothers Short Municipal Bond Index during the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, the primary positive driver of performance versus the benchmark was the Fund’s overweight position in lower-rated securities. On the other hand, the Fund’s shorter-than-benchmark duration detracted from performance during the third quarter of 2006, as the Fed paused in its tightening campaign.

As expected, the period began with interest rates remaining on the upswing, as the Federal Reserve’s (Fed) anticipated and actual actions drove the fixed-income markets. The Federal Reserve (Fed) continued its tightening policy, increasing rates by 25 basis points (bps) at each of its Federal Open Market Committee (FOMC) meetings in March, May and June.

By July, a cooling-off in the housing market and other indicators that the economy was slowing led to expectations that the Fed would halt its rate-tightening campaign. This sentiment caused interest rates to head downward. Although inflation remained a concern, it appeared that inflation was reaching its peak, as evidenced by falling oil and other commodity prices. At the FOMC’s August meeting, the slowing economy encouraged the Fed to keep rates unchanged at 5.25%, the first pause in the two-year-old rate-tightening campaign. The Fed’s decision helped push market rates lower and, overall, municipal bond yields declined and the yield curve flattened. In this rate environment, longer-term bonds outperformed shorter-term securities.

The Fed remained on hold throughout the rest of the reporting period, though the rate environment remained volatile. With every new piece of economic data, investors attempted to gauge the potential Fed reaction and the implications for monetary policy.

Overall, the municipal yield curve flattened by approximately 50 bps throughout the 12-month period. Longer-term securities slightly outperformed, and lower-quality bonds outpaced higher-quality instruments.

Q:	HOW WAS THE FUND MANAGED?

A:	We maintained a defensive duration posture throughout the first half of the reporting period, in response to the Fed’s ongoing tightening campaign. Although this strategy enhanced performance during the first half of 2006, it hindered performance during the second half, as tax-exempt interest rates rallied in response to the Fed’s decision to halt its program of raising short-term interest rates.

Spreads among lower-quality credits continued to tighten during the period, and we maintained an overweight position in lower-quality securities. Within the credit sector, we continued to avoid tobacco-related credits due to their risk characteristics.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2007***

AAA	45.4%
AA	24.0
A	23.3
BAA	7.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The performance of the index does not reflect shareholder activity or the deduction of expenses associated with a mutual fund, such as investment management fees.

***	Portfolio composition subject to change. Percentages are based on total investments.

12   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	5/4/98
Without Sales Charge		2.93%	2.40%	3.22%
With Sales Charge*		0.64	1.94	2.95
CLASS B SHARES	5/4/98
Without CDSC		2.40	1.89	2.87
With CDSC**		(0.60)	1.89	2.87
CLASS C SHARES	11/1/01	2.40	1.91	2.70
SELECT CLASS SHARES	5/4/98	3.19	2.67	3.50

*	Sales Charge for Class A Shares is 2.25%.

**	Assumes 3% CDSC (contingent deferred sales charge) for the one-year period and 0% CDSC for the five-year period and thereafter.

LIFE OF FUND PERFORMANCE (5/4/98 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The predecessor to the Fund commenced operations on May 4, 1998. The performance data includes the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999. Returns for Class C Shares prior to its inception are based on the performance of Select Class Shares. Returns for Class C Shares have been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Term Municipal Bond Fund, the Lehman Brothers Short Municipal Bond Index, and the Lipper Short Municipal Debt Funds Index from May 4, 1998 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the Lehman Brothers Short Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Short Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with short-term maturities. The Lipper Short Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   13

JPMorgan Tax Free Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	March 1, 1988
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2007
(in Thousands)	$1,035,386
Primary Benchmark	Lehman Brothers Municipal Bond Index
Average Credit Quality	AAA/AA1
Duration	6.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Tax-Free Bond Fund, which seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal, returned 4.03%* (A Class Shares) for the 12 months ended February 28, 2007, compared to the 4.96% return for the Lehman Brothers Municipal Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, the primary detractor of performance versus the benchmark was our emphasis on high-quality securities, which underperformed lower-quality bonds during the period. The primary driver of performance was our strategy of increasing the Fund’s yield and focusing on the longer end of the intermediate maturity range.

The period began with municipal interest rates moving upward in response to continued strong economic growth, higher-than-desired inflation and the seasonal upturn in municipal new issue volumes. The Federal Reserve (Fed) continued its tightening policy, increasing rates by 25 basis points (bps) at each of its Federal Open Market Committee (FOMC) meetings in March, May and June.

As expected, municipal rates increased 35–45 bps in a near-parallel fashion across the maturity spectrum. The upward, parallel move caused our short-duration strategy relative to the benchmark to enhance the portfolio’s relative performance through the first four months of the period.

A mid-year leveling off in a number of key economic sectors, such as housing and automobiles, together with an easing in commodity prices caused many market participants to project that the Fed would end its tightening policy sometime in the third quarter. As a result, interest rates began to migrate downward in early July and continued on this course virtually unabated into late September. This rally was aided by the Fed’s decision to keep monetary policy unchanged at its August meeting and then on hold for the remainder of the period. In all, tax free rates fell 25–45 bps, and the yield curve flattened by 20 bps from mid-year to the end of September. This decline in rates coupled with the flattening of the yield curve caused longer-term bonds to outperform shorter-term issues, eliminating the effectiveness of our short-duration strategy.

During the remainder of the reporting period, rate volatility increased, as investors attempted to gauge the Fed’s reaction to each new piece of economic data. As Fed policy remained on hold, the market settled into a tight trading range. Short-term rates moved up modestly while long-term rates fell approximately 15 bps. This resulted in an additional 20 bps of curve flattening and further hurt the effectiveness of our short-duration strategy.

Overall, the municipal yield curve flattened by approximately 50 bps during the 12-month period. Longer-term, lower-quality securities outperformed shorter-term, higher-quality instruments. As rates fell, the curve flattened, and investors reached for yield.

Q:	HOW WAS THE FUND MANAGED?

A:	Throughout most of the period, we overweighted the longer end of the yield curve’s intermediate range by adding discount coupon bonds of specialty state issuers.

We increased the Fund’s exposure to California-issued bonds. Spreads on these securities tightened during the one-year period, which helped the Fund’s overall performance. In addition, we believe they may experience additional spread tightening in months to come. We also increased the Fund’s exposure to zero-coupon bonds, which offered relatively higher yields without additional credit risk. We continued to sell specialty state paper into pockets of retail demand.

Toward the end of the period, we maintained the Fund’s duration-neutral position to the benchmark, which helped limit the Fund’s interest rate risk relative to the index. As is consistent with our tax-advantaged strategy, we continued the Fund’s relatively low exposure (approximately 2%) to securities subject to the alternative minimum tax (AMT).

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2007***

AAA	78.2%
AA	9.6
A	9.4
BAA	2.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The performance of the index does not reflect shareholder activity or the deduction of expenses associated with a mutual fund, such as investment management fees.

***	Portfolio composition subject to change. Percentages are based on total investments.

14   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/1/88
Without Sales Charge		4.03%	4.35%	5.02%
With Sales Charge*		0.10	3.56	4.62
CLASS B SHARES	4/4/95
Without CDSC		3.24	3.64	4.43
With CDSC**		(1.76)	3.29	4.43
SELECT CLASS SHARES	2/1/95	4.13	4.57	5.25

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one-year period, a 2% CDSC for the five-year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The predecessor to the Fund commenced operations on March 1, 1988. The performance data includes the performance of the Pegasus Municipal Bond Fund and its predecessor for the period before it was consolidated with the Fund on March 22, 1999.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund, Lehman Brothers Municipal Bond Index, and the Lipper General Municipal Debt Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and includes a sales charge. The performance of the broad-based securities index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper General Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Municipal Bond Index represents the performance of the municipal bond market as a whole. The Lipper General Municipal Debt Funds Index represents the total returns of the 30 largest mutual funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   15

JPMorgan West Virginia Municipal Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	January 20, 1997
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2007
(in Thousands)	$94,220
Primary Benchmark	Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AAA/AA1
Duration	4.8 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan West Virginia Municipal Bond Fund, which seeks current income exempt from federal income tax and West Virginia personal income tax, consistent with the preservation of principal, returned 3.82%* (Select Class Shares) over the 12 months ended February 28, 2007, compared to the 4.29% return for the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, the primary driver of performance versus the benchmark was the Fund’s overweight position in longer-duration assets. This contributed to performance, as the yield curve flattened during the period, leading long-duration assets to outperform shorter-duration assets. The primary detractor of performance was our underweight position in lower-rated securities, which outperformed high-credit quality securities.

As expected, the period began with interest rates remaining on the upswing, with the Federal Reserve’s (Fed) anticipated and actual actions driving the fixed-income markets. The Federal Reserve (Fed) continued its tightening policy, increasing rates by 25 basis points (bps) at each of its Federal Open Market Committee (FOMC) meetings in March, May and June.

By July, a cooling-off in the housing market and other signs the economy was slowing led to expectations that the Fed would halt its rate-tightening campaign. This sentiment caused interest rates to head downward. Although inflation remained a concern, it seemed likely that inflation was reaching its peak, as evidenced by falling oil and other commodity prices. At the FOMC’s August meeting, the slowing economy encouraged the Fed to keep rates unchanged at 5.25%, the first pause in the two-year-old rate-tightening campaign. The Fed’s decision helped push market rates lower and, overall, municipal bond yields declined and the yield curve flattened. In this rate environment, longer-term bonds outperformed shorter-term securities.

The Fed remained on hold throughout the rest of the reporting period, but the rate environment remained volatile. With every new piece of economic data, investors attempted to gauge the likely Fed reaction and the implications for monetary policy.

Overall, the municipal yield curve flattened by approximately 50 bps throughout the one-year period. Longer-term securities slightly outperformed, and lower-quality bonds outpaced higher-quality instruments.

Q:	HOW WAS THE FUND MANAGED?

A:	We favored premium-coupon bonds over low-coupon bonds. We saw better value in premium coupon bonds during the period, believing they would offer better performance in rising or declining interest rate scenarios.

We also favored high-credit-quality securities over lower-quality securities. Overall, we maintained a very high-quality portfolio. As of February 28, 2007, more than 85% of the portfolio was rated AA or better, more than 80% was rated AAA and more than 90% was either insured or pre-refunded or escrowed to maturity. With lower-rated credits trading “rich” to their historical averages, we believed that higher-rated credits offered better value. Nevertheless, lower-quality bonds outperformed, and our focus away from this segment did not help Fund performance.

In an effort to enhance the Fund’s diversification, we increased the percentage of the portfolio invested outside of West Virginia (within prospectus guidelines). West Virginia municipal bond issuance in 2006 was 13% higher than 2005.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2007***

AAA	91.7%
AA	4.8
A	2.9
BAA	0.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. The performance of the index does not reflect shareholder activity or the deduction of expenses associated with a mutual fund, such as investment management fees.

***	Portfolio composition subject to change. Percentages are based on total investments.

16   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

 AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		3.63%	3.50%	4.31%
With Sales Charge*		(0.22)	2.71	3.92
CLASS B SHARES	1/20/97
Without CDSC		2.96	2.83	3.75
With CDSC**		(2.04)	2.47	3.75
SELECT CLASS SHARES	1/20/97	3.82	3.74	4.52

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one-year period, a 2% CDSC for the five-year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan West Virginia Municipal Bond Fund, the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the broad-based securities index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index comprised of investment-grade, tax-exempt bonds with maturities of 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   17

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 97.8%
	Municipal Bonds — 97.8%
	Arizona — 89.2%
1,000	Arizona Municipal Financing Program, Series 20, COP, VAR, BIG, 7.70%, 08/01/10 (p)	1,085
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.25%, 10/01/17	2,803
	Arizona School Facilities Board,
1,500	Series A, COP, MBIA, 5.00%, 09/01/12	1,596
3,000	Series A, COP, MBIA, 5.25%, 03/01/13 (p)	3,252
2,850	Arizona School Facilities Board, State School Improvement, Rev., 5.25%, 07/01/12 (p)	3,066
	Arizona State Transportation Board Highway,
500	Rev., 6.00%, 07/01/09	526
2,000	Series A, Rev., 5.25%, 07/01/12	2,180
3,000	Series B, Rev., 5.25%, 07/01/12	3,214
	Arizona State University,
3,500	Rev., FSA, 5.25%, 07/01/12	3,775
2,630	Series A, COP, FSA, 5.00%, 11/01/11	2,778
3,000	Arizona State University, Board of Regents, COP, MBIA, 5.00%, 07/01/17	3,293
	Arizona Student Loan Acquisition Authority,
1,030	Series A-1, Rev., GTD Student Loans, 5.40%, 11/01/09	1,076
1,000	Series A-1, Rev., GTD Student Loans, 5.88%, 11/01/09	1,065
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,000	Series A, Rev., 5.38%, 10/01/09	1,047
2,250	Series A, Rev., 5.38%, 10/01/11 (p)	2,412
1,600	Series A, Rev., 5.50%, 10/01/09	1,681
1,110	Series A, Rev., 5.63%, 10/01/09	1,171
2,000	Series A, Rev., 5.75%, 10/01/09	2,118
2,475	Central Arizona Water Conservation District, Central Arizona Project, Rev., MBIA, 4.75%, 04/02/07	2,477
1,665	City of Casa Grande, Excise Tax, Rev., AMBAC, 5.00%, 04/01/14	1,786
5,000	City of Chandler, Capital Appreciation, GO, FGIC, Zero Coupon, 07/01/07	4,937
3,000	City of Gilbert, GO, MBIA, 5.00%, 07/01/16	3,298
1,090	City of Mesa, GO, FGIC, 5.38%, 07/01/14	1,206
3,000	City of Mesa IDA, Discovery Health Systems, Series A, Rev., MBIA, 5.63%, 01/01/10 (p)	3,186
1,000	City of Mesa, Street & Highway, Rev., FSA, 5.00%, 07/01/12	1,063
3,000	City of Mesa, Utility Systems, Rev., FGIC, 5.00%, 07/01/20	3,347
	City of Peoria,
1,000	GO, FGIC, 5.00%, 04/01/09	1,026
850	GO, FGIC, 5.40%, 04/01/09	878
2,000	City of Phoenix, GO, 5.88%, 07/01/10 (p)	2,134
135	City of Phoenix IDA, Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.35%, 12/01/07	137
1,000	City of Phoenix, Street & Highway, Rev., 6.50%, 04/02/07 (p)	1,034
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., FGIC, Zero Coupon, 07/01/12	2,031
	City of Scottsdale,
655	GO, 5.25%, 07/01/11 (p)	702
2,000	GO, 5.75%, 07/01/09 (p)	2,094
1,345	City of Scottsdale, Unrefunded Balance, GO, 5.25%, 07/01/11	1,443
2,500	City of Scottsdale IDA, Scottsdale Memorial Hospital, Series A, Rev., AMBAC, 6.13%, 09/01/07	2,576
	City of Tempe, Excise Tax,
1,125	Rev., 5.00%, 07/01/16	1,234
970	Series A, Rev., 5.63%, 07/01/09 (p)	1,013
	City of Tuscon, Airport Authority, Inc.,
1,000	Rev., FSA, 5.00%, 06/01/12	1,062
1,670	Sub Lien, AMT, Rev., MBIA, 5.00%, 12/01/16	1,798
1,500	City of Tuscon, GO, MBIA, 5.00%, 07/01/18	1,663
1,725	City of Tuscon, Street & Highway, Junior Lien, Series 1994-E, Rev., FGIC, 5.50%, 07/01/10 (p)	1,825
	Greater Arizona Development Authority,
1,000	Series A, Rev., MBIA, 5.00%, 08/01/15	1,078
1,235	Series A, Rev., MBIA, 5.60%, 08/01/08	1,289
2,000	Maricopa County, Elementary School District No. 28-Kyrene Elementary, Capital Appreciation, Series C, GO, FGIC, Zero Coupon, 01/01/11	1,724
1,265	Maricopa County, Elementary School District No. 38-Madison Elementary, Project of 2004, Series A, GO, MBIA, 5.00%, 07/01/15	1,370
2,950	Maricopa County IDA, Capital Appreciation, Series 1983-A, Rev., Zero Coupon, 12/31/14 (p)	2,174
500	Maricopa County IDA, St. Joseph’s Hospital & Medical Center Projects, Rev., 6.20%, 11/01/11 (p)	542
1,225	Maricopa County, Unified School District No. 4-Mesa, GO, FSA, 5.00%, 07/01/11	1,291

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Arizona — Continued
1,020	Maricopa County, Unified School District No. 11 – Peoria, Unrefunded Balance, School Improvement, GO, FGIC, 4.75%, 07/01/11	1,064
	Maricopa County, Unified School District No. 69 – Paradise Valley,
3,100	GO, AMBAC, 5.80%, 07/01/09	3,248
1,000	GO, MBIA, 6.35%, 07/01/10	1,084
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, FGIC, 5.25%, 07/01/14	1,101
1,905	Navajo County Unified School District No. 20, Projects of 2005, Series A, Rev., MBIA, 5.00%, 07/01/18	2,106
1,500	Northern Arizona University, COP, AMBAC, 5.00%, 09/01/15	1,615
2,000	Phoenix Civic Improvement Corp., Airport Improvement, Senior Lien, Series B, Rev., 6.00%, 04/02/07	2,004
	Pima County IDA,
215	Series A, Rev., 6.40%, 04/02/07	215
5	Series A, Rev., FHA/VA/PRIV MTGS/POOL INS, 7.63%, 04/02/07	5
70	Series B, Step Coupon, Rev., GNMA/FNMA/FHLMC COLL, 6.95%, 03/09/07	71
1,560	Pima County, Unified School District No. 12-Sunnyside, GO, FSA, 5.00%, 07/01/14	1,692
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.00%, 07/01/14	2,712
3,000	Rev., 5.00%, 07/01/17	3,320
	Show Low IDA, Navapache Regional Medical Center,
1,000	Series A, Rev., ACA, 5.13%, 12/01/07	1,009
1,000	Series A, Rev., ACA, 5.50%, 12/01/07	1,029
	University of Arizona,
700	Series 8, COP, MBIA, 4.90%, 08/01/09	720
1,365	Series A, COP, AMBAC, 5.00%, 06/01/15	1,471
1,700	Series A, COP, AMBAC, 5.50%, 06/01/12	1,834
1,000	Series B, COP, AMBAC, 5.00%, 06/01/15	1,075
1,100	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., FSA, 5.13%, 06/01/07	1,125
3,000	Yuma County IDA, Multi-Family Mortgage, Series A, Rev., AMT, GNMA COLL, 6.10%, 09/20/09	3,266
1,000	Yuma County IDA, Yuma Regional Medical Center, Rev., MBIA, 5.50%, 08/01/07 (p)	1,027
		124,349
	California — 2.3%
3,000	State of California, GO, 5.00%, 09/01/16	3,274
	Illinois — 0.8%
1,000	State of Illinois, GO, 5.00%, 01/01/16	1,081
	New York — 1.5%
2,000	New York City, Series D, GO, FGIC-TCRS, 5.00%, 11/01/14	2,153
	Texas — 1.6%
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.00%, 12/01/16	2,191
	West Virginia — 1.6%
2,000	West Virginia School Building Authority, Capital Improvement, Series A, Rev., FGIC, 5.00%, 07/01/16 (w)	2,194
	Wisconsin — 0.8%
1,000	State of Wisconsin, Series 1, GO, MBIA, 5.00%, 05/01/15	1,084
	Total Municipal Bonds (Cost $132,297)	136,326
SHARES
Short-Term Investment — 4.1%
	Investment Company — 4.1%
5,670	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $5,670)	5,670
	Total Investments — 101.9% (Cost $137,967)	141,996
	Liabilities in Excess of Other Assets — (1.9)%	(2,668)
	NET ASSETS — 100.0%	$139,328

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   19

JPMorgan Kentucky Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 99.6%
	Municipal Bonds — 99.6%
	Arizona — 0.8%
1,000	Tucson & Prima Counties, IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/01/14 (p)	739
	California — 4.7%
	San Marcos, Public Facilities Authority, Custody Receipts,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,516
1,715	Rev., Zero Coupon, 01/01/19 (p)	1,061
2,850	Rev., Zero Coupon, 09/01/19 (p)	1,715
		4,292
	Colorado — 2.1%
2,600	El Paso County, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/15 (p)	1,867
	Kansas — 2.1%
1,600	Kansas City, Single Family Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	1,180
1,000	Saline County, Single-Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	709
		1,889
	Kentucky — 82.1%
	Boone County, School District Finance Corp., School Building,
1,740	Series B, Rev., 5.38%, 08/01/10 (p)	1,852
1,000	Series B, Rev., FSA, 5.38%, 08/01/10 (p)	1,064
1,225	Christian County, Public Courthouse Corp., District Court Facility Project, Rev., 5.10%, 11/01/10	1,294
1,000	City of Berea College Utilities, Rev., AMT, 5.90%, 06/01/07 (m) (p)	1,024
1,010	City of Bowling Green, GO, 5.25%, 06/01/10	1,064
	City of Richmond Water, Gas & Sewer,
100	Series A, Rev., MBIA, 5.00%, 07/01/08	103
255	Series B, Rev., MBIA, 5.00%, 07/01/08	264
	Fayette County, School District Finance Corp.,
2,000	Rev., 5.38%, 09/15/09 (p)	2,102
1,000	Rev., 5.50%, 09/15/09 (p)	1,054
1,645	Rev., 5.50%, 06/01/10 (p)	1,753
450	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 04/02/07	451
2,465	Hardin County, School District Finance Corp., Rev., 5.50%, 02/01/10 (p)	2,613
500	Jefferson County, Capital Projects Corp., Rev., 6.38%, 12/01/07 (p)	510
930	Jefferson County, Health Facilities, Jewish Hospital Healthcare Services, Inc., Rev., 5.65%, 04/02/07	950
	Jefferson County, School District Finance Corp.,
2,160	Series A, Rev., FSA, 4.50%, 07/01/16	2,247
1,000	Series A, Rev., FSA, 5.00%, 04/01/11	1,054
1,320	Series A, Rev., FSA, 5.25%, 07/01/09	1,375
1,000	Series A, Rev., FSA, 5.25%, 01/01/10 (p)	1,049
1,000	Series B, Rev., FSA, 5.25%, 07/01/09 (p)	1,041
2,315	Junction City College, Centre College Project, Rev., 5.70%, 04/01/07 (p)	2,365
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, MBIA, 5.00%, 03/01/11	2,199
1,500	Kentucky Asset Liability Commission, Series A, Rev., AMBAC, 4.00%, 10/01/16	1,521
	Kentucky Economic Development Finance Authority, Catholic Health Initiatives,
500	Rev., 5.50%, 09/01/11 (p)	537
425	Series A, Rev., 5.38%, 06/01/08 (p)	438
1,245	Kentucky Economic Development Finance Authority, Mortgage South Center Nursing, Series A, Rev., MBIA, FHA, 6.00%, 01/01/08 (p)	1,327
1,000	Kentucky State Property & Buildings Commission, Project No. 63, Rev., 5.10%, 11/01/09 (p)	1,036
2,000	Kentucky State Property & Buildings Commission, Project No. 64, Rev., MBIA, 5.75%, 11/01/09 (p)	2,105
715	Kentucky State Property & Buildings Commission, Project No. 65, Rev., 6.00%, 02/01/10 (p)	760
1,500	Kentucky State Property & Buildings Commission, Project No. 66, Series A, Rev., MBIA, 5.60%, 05/01/10 (p)	1,585
1,500	Kentucky State Property & Buildings Commission, Project No. 67, Rev., 5.13%, 09/01/10 (p)	1,570
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., MBIA-IBC, 5.50%, 08/01/12	1,089
1,335	Kentucky State Property & Buildings Commission, Project No. 73, Rev., 5.25%, 11/01/11	1,424

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Kentucky — Continued
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., AMBAC, 5.50%, 08/01/20	1,168
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/18	1,133
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., MBIA, 5.00%, 08/01/21	1,120
1,175	Rev., MBIA, 5.00%, 08/01/22	1,324
1,500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., FSA, 5.00%, 08/01/15	1,619
2,000	Kentucky State Property & Buildings Commission, Project No. 87, Rev., FGIC, 5.00%, 03/01/17	2,190
1,000	Kentucky State Turnpike Authority, Capital Appreciation Revitalization, Rev., FGIC, Zero Coupon, 01/01/10	897
	Kentucky State Turnpike Authority, Resource Recovery,
30	Rev., 6.13%, 04/02/07 (p)	30
130	Rev., 6.63%, 04/02/07 (p)	133
	Kentucky State Turnpike Authority, Revitalization Projects,
3,000	Rev., AMBAC, 5.50%, 07/01/08	3,073
1,000	Rev., AMBAC, 5.50%, 07/01/09	1,042
1,000	Rev., AMBAC, 6.50%, 07/01/08	1,037
1,000	Series A, Rev., AMBAC, 5.50%, 07/01/11	1,073
1,000	Kentucky State Turnpike Authority, Series B, Rev., AMBAC, 5.00%, 07/01/16	1,098
50	Kentucky State Turnpike Authority, Toll Road, Rev., 6.13%, 04/02/07 (p)	51
	Lexington-Fayette County, Urban County Government,
1,000	Series A, Rev., 5.00%, 07/01/11	1,055
1,000	Series D, GO, MBIA, 4.00%, 11/01/16	1,010
1,000	Louisville & Jefferson County, Metro Government Board of Water Works, Rev., 5.00%, 11/15/16	1,100
	Louisville & Jefferson County Metropolitan Sewer District,
1,000	Series A, Rev., AMBAC, 5.00%, 05/15/16	1,093
1,500	Series A, Rev., FGIC, 5.50%, 11/15/09	1,581
	Louisville & Jefferson County, Regional Airport Authority,
1,000	Series A, Rev., FSA, 5.75%, 07/01/11	1,078
1,420	Series A, Rev., MBIA, 6.00%, 07/01/07	1,457
2,000	Louisville Regional Airport Authority, Rev., AMBAC, 5.00%, 07/01/15	2,116
1,000	Louisville Waterworks Board, Water System, Rev., FSA, 5.13%, 11/15/10	1,047
2,090	McCracken County, Mercy Health Systems, Series A, Rev., MBIA, 6.40%, 04/02/07	2,095
460	Murray State University, Second Series, Series G, Rev., 5.60%, 05/01/07	461
1,260	Northern Kentucky University, Student Housing Facilities Project, COP, AMBAC, 5.00%, 12/01/09	1,288
1,060	Oldham County, School District Financial, Rev., MBIA, 5.00%, 05/01/14	1,143
		74,332
	Louisiana — 4.5%
395	Louisiana Housing Finance Agency, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA, 6.65%, 12/01/07	403
1,000	Louisiana Public Facilities Authority, Custodial Receipts, Series B, Rev., Zero Coupon, 12/01/19 (p)	594
4,300	New Orleans Home Mortgage Authority, Compound Interest, Series A, Rev., MBIA, VEREX, Zero Coupon, 10/01/15 (p)	3,070
		4,067
	Puerto Rico — 2.6%
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, MBIA-IBC, Zero Coupon, 07/01/17	987
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,334
		2,321
	Texas — 0.7%
1,000	Central Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	686
	Total Investments — 99.6% (Cost $85,456)	90,193
	Other Assets In Excess of Liabilities — 0.4%	390
	NET ASSETS — 100.0%	$90,583

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   21

JPMorgan Louisiana Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 97.9%
	Municipal Bonds — 97.9%
	California — 2.7%
1,000	State of California, GO, 5.00%, 09/01/16	1,092
1,000	University of California Regents Medical Center, Series A, Rev., MBIA, 5.00%, 05/15/15	1,085
		2,177
	Louisiana — 91.4%
1,230	Ascension Parish, Gravity Drain, District No.1, East Ascension, Series ST-96, Rev., FGIC, 5.50%, 04/02/07	1,232
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., MBIA, 5.38%, 05/01/11	1,065
1,125	Calcasieu Parish School District No. 30, Ward 4, Public School Improvement, GO, FSA, 5.00%, 02/15/12	1,179
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,171
495	City of New Orleans, Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	535
	City of New Orleans, Sewer Service,
1,000	Rev., FGIC, 5.38%, 06/01/10	1,054
1,000	Rev., MBIA, 5.00%, 06/01/08	1,022
	City of Shreveport, Certificates of Indebtedness,
1,000	Series A, Rev., AMBAC, 5.00%, 10/01/09	1,045
1,000	Series A, Rev., AMBAC, 5.50%, 10/01/09	1,059
3,905	East Baton Rouge Parish, Public Improvement, Sales & Use Tax, Series A, Rev., FGIC, 5.50%, 02/01/09 (p)	4,076
25	Iberia Home Mortgage Authority, Single Family Mortgage, Rev., 7.38%, 04/02/07	25
2,070	Jefferson Parish School Board, Sales & Use Tax, Rev., FSA, Zero Coupon, 09/01/09	1,877
	Lafayette Parish, Public Improvement, Sales Tax,
1,000	Rev., MBIA, 5.00%, 03/01/15	1,069
1,000	Series B, Rev., FGIC, 5.35%, 03/01/09 (p)	1,047
1,195	Series B, Rev., FGIC, 5.45%, 03/01/09 (p)	1,253
1,985	Series B, Rev., FGIC, 5.60%, 03/01/09 (p)	2,087
1,500	Louisiana Energy & Power Authority, Rev., FSA, 5.75%, 01/01/13	1,650
	Louisiana Housing Finance Agency, Single Family Mortgage,
50	Series B-1, Rev., GNMA/FNMA COLL, 6.00%, 04/02/07	51
330	Series B-2, AMT, Rev., GNMA/FNMA FHA/VA MTGS, 4.80%, 12/01/07	330
30	Series D-2, AMT, Rev., GNMA/FNMA COLL, 6.10%, 04/02/07	31
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Rev., AMBAC, 5.25%, 12/01/18	3,293
	Louisiana Office Facilities Corp., Capitol Complex Program,
2,055	Rev., AMBAC, 5.50%, 05/01/11	2,196
1,650	Series A, Rev., MBIA, 5.13%, 03/01/09	1,707
1,000	Series A, Rev., MBIA, 5.38%, 03/01/09	1,039
3,220	Series A, Rev., MBIA, 5.50%, 03/01/09	3,359
35	Louisiana Public Facilities Authority, Alton Ochsner Medical Foundation Project, Series B, Rev., MBIA, 5.75%, 05/15/08 (p)	36
	Louisiana Public Facilities Authority, Custodial Receipts, Multi-Family Carriage,
8,000	Series A, Rev., Zero Coupon, FHLM, 02/01/20 (p)	4,693
7,000	Series B, Rev., Zero Coupon, FNMA, 12/01/19 (p)	4,155
2,495	Louisiana Public Facilities Authority, Department of Public Safety, Rev., FSA, 5.50%, 08/01/11	2,666
1,000	Louisiana Public Facilities Authority, Dillard University Project, Rev., AMBAC, 5.00%, 02/01/08	1,030
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., FSA, 5.50%, 07/01/12	1,594
185	Louisiana Public Facilities Authority, Hospital, Pendleton Memorial Methodist, Rev., 5.00%, 06/01/08 (p)	188
	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project,
1,000	Rev., FGIC, 5.00%, 04/01/15	1,064
500	Rev., FSA, 6.00%, 10/01/10 (p)	539
2,000	Louisiana Public Facilities Authority, Xavier University of Louisiana Project, Rev., MBIA, 5.13%, 09/01/07	2,052
1,000	Louisiana Stadium & Exposition District, Hotel Occupancy Tax & Stadium, Series B, Rev., FGIC, 5.25%, 07/01/09 (p)	1,054
1,000	Orleans Parish, Parishwide School District, Series A, GO, FGIC, 5.13%, 03/01/08	1,012
250	Orleans Parish, School Board, GO, FGIC, 5.30%, 04/02/07	250

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Louisiana — Continued
555	Orleans Parish, School Board, Public School, Capital Refinancing, Rev., MBIA, 6.00%, 06/01/09	581
1,000	Ouachita Parish, Hospital Service District No. 1, Glenwood Regional Medical Center, Rev., FSA, 5.70%, 05/15/10	1,053
	Port New Orleans Board of Commissioners,
1,000	Rev., AMBAC, 5.50%, 04/01/10	1,041
1,675	Rev., AMBAC, 5.63%, 04/01/11	1,757
1,000	South Louisiana Port Commission, Cargill Inc. Project, Rev., 5.85%, 04/01/07	1,021
530	St. Tammany Parish, Public Trust Financing Authority, Christwood Project, Rev., 5.25%, 11/15/08 (i)	535
1,000	St. Tammany Parish, Sales Tax, Rev., CIFG, 5.00%, 04/01/17	1,093
	State of Louisiana,
1,500	Series A, GO, FGIC, 5.25%, 11/15/10 (p)	1,583
1,000	Series A, GO, FGIC, 5.50%, 05/15/11	1,061
2,875	Series A, GO, MBIA, 5.80%, 08/01/10	3,068
250	Series B, GO, MBIA, 5.60%, 08/01/08	257
3,500	Series B, GO, MBIA, 5.63%, 08/01/13	3,876
1,500	Series C, GO, FSA, 5.00%, 05/01/16	1,635
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.50%, 03/01/11	1,148
		74,494
	Massachusetts — 1.3%
1,000	Commonwealth of Massachusetts, Consolidated Loan, Series D, GO, 5.00%, 08/01/16	1,093
	Ohio — 2.5%
	Ohio Housing Finance Agency, Hillwood II Project,
755	Rev., AMT, GNMA COLL, 4.38%, 05/20/11	756
1,245	Rev., AMT, GNMA COLL, 4.70%, 05/20/16	1,270
		2,026
	Total Municipal Bonds (Cost $74,755)	79,790

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.3%
	Investment Company — 1.3%
1,046	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $1,046)	1,046
	Total Investments — 99.2% (Cost $75,801)	80,836
	Other Assets in Excess of Liabilities — 0.8%	636
	NET ASSETS — 100.0%	$81,472

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   23

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 98.1%
	Municipal Bonds — 98.1%
	Colorado — 0.6%
3,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/19	1,788
	Florida — 0.7%
2,000	Miami-Dade County, Aviation, Miami International Airport, Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	2,122
	Illinois — 1.5%
3,900	Regional Transportation Authority, Series A, Rev., MBIA, 5.75%, 07/01/14	4,402
	Massachusetts — 0.4%
1,000	Commonwealth of Massachusetts, Consolidated Loan, Series A, GO, FSA, 5.00%, 03/01/15 (p)	1,089
	Michigan — 83.9%
2,500	Battle Creek, Tax Allocation, MBIA, 5.00%, 05/01/08	2,536
1,625	Brighton Township Sanitation and Sewer Drainage District, GO, FSA, 5.25%, 04/01/09 (p)	1,677
	Caledonia Community Schools,
2,300	GO, MBIA Q-SBLF, 5.00%, 05/01/15	2,479
1,475	GO, Q-SBLF, 5.75%, 05/01/10 (p)	1,567
1,250	Central Montcalm Public Schools, GO, MBIA Q-SBLF, 5.90%, 05/01/09 (p)	1,308
	Charles Stewart Mott Community College, Building & Improvement,
1,380	GO, FGIC, 5.40%, 05/01/10 (p)	1,452
1,775	GO, FGIC, 5.50%, 05/01/10 (p)	1,873
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, MBIA, 5.00%, 05/01/15	1,805
1,235	Charlevoix Public School District, GO, FSA, 5.75%, 05/01/09 (p)	1,289
1,150	Charlotte Public School District, GO, Q-SBLF, 5.25%, 05/01/09 (p)	1,188
3,075	Chelsea Economic Development Corp., United Methodist Retirement, Rev., 5.40%, 11/15/08	3,121
2,500	Chippewa Hills School District, GO, FGIC Q-SBLF, 5.30%, 05/01/09 (p)	2,586
	Chippewa Valley School District,
2,840	GO, MBIA Q-SBLF, 5.00%, 05/01/13	3,044
1,000	GO, Q-SBLF, 5.00%, 05/01/10	1,041
4,000	City of Dearborn School District, GO, FGIC Q-SBLF, 5.00%, 05/01/17	4,394
	City of Detroit,
2,570	Series A, GO, FSA, 5.25%, 04/01/09	2,668
3,000	Series A, Rev., FSA, 5.00%, 07/01/16	3,263
1,500	Series A-1, GO, MBIA, 5.38%, 10/01/11	1,603
2,000	Series B, Rev., MBIA, 6.00%, 07/01/10	2,144
4,015	Series B, Rev., VAR, MBIA, 5.25%, 07/01/17	4,481
	City of Detroit, Capital Appreciation,
5,000	Series A, Rev., FGIC, Zero Coupon, 07/01/13	3,894
1,500	Series A, Rev., FGIC, Zero Coupon, 07/01/17	987
3,850	City of Detroit, Local Development Finance Authority, Tax Increment, Series A, Tax Allocation, 5.38%, 05/01/07	3,913
1,800	City of Detroit, Wayne County Stadium Authority, Rev., FGIC, 5.50%, 04/02/07	1,839
1,500	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	1,608
	City of Jackson, Capital Appreciation, Downtown Development,
1,620	GO, FSA, Zero Coupon, 06/01/16	1,121
1,710	GO, FSA, Zero Coupon, 06/01/17	1,135
2,060	GO, FSA, Zero Coupon, 06/01/18	1,306
1,200	GO, FSA, Zero Coupon, 06/01/19	728
1,000	City of Port Huron, Series A, GO, MBIA, 5.25%, 10/01/08 (p)	1,034
	Clarkston Community Schools,
4,090	GO, AMBAC Q-SBLF, 5.00%, 05/01/08	4,149
2,580	GO, AMBAC Q-SBLF, 5.05%, 05/01/08	2,619
3,250	Dearborn, Economic Development Corp., Oakwood Obligation Group, Series A, Rev., FGIC, 5.60%, 04/02/07	3,288
2,075	East Grand Rapids Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/14	2,227
	East Lansing School District, School Building & Site,
1,000	GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,052
2,580	GO, Q-SBLF, 5.75%, 05/01/10 (p)	2,742
1,105	Emmet County Building Authority, GO, AMBAC, 5.00%, 05/01/13	1,179
1,000	Fitzgerald Public School District, School Building & Site, Series B, Rev., GO, AMBAC, 5.00%, 11/01/14 (p)	1,087
2,000	Forest Hills Public Schools, GO, 5.25%, 05/01/10 (p)	2,096
1,000	Grand Blanc Community Schools, School Building & Site, GO, FSA Q-SBLF, 5.00%, 05/01/14	1,079

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Michigan — Continued
1,060	Grand Ledge Public Schools District, GO, FGIC Q-SBLF, 5.00%, 05/01/15	1,142
1,370	Grand Rapids Building Authority, GO, AMBAC, 5.75%, 08/01/10	1,458
2,000	Harper Creek Community School District, GO, Q-SBLF, 5.50%, 05/01/11 (p)	2,141
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.38%, 05/01/11	2,820
1,515	Healthsource Saginaw, Inc., GO, MBIA, 5.00%, 05/01/15	1,619
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.00%, 11/01/13	1,715
	Jackson Public Schools, School Building & Site,
1,130	GO, FGIC Q-SBLF, 5.60%, 05/01/10 (p)	1,196
1,405	GO, FGIC Q-SBLF, 5.65%, 05/01/10 (p)	1,489
1,620	GO, FSA Q-SBLF, 5.00%, 05/01/14	1,739
1,390	Jenison Public Schools, GO, FGIC, 5.25%, 05/01/15	1,537
1,790	Lake Orion Community School District, Series A, GO, FGIC Q-SBLF, 5.75%, 05/01/10 (p)	1,902
1,250	Lansing Community College, Building & Site, GO, MBIA, 5.00%, 05/01/13	1,330
1,000	Lincoln Park School District, GO, FGIC Q-SBLF, 5.00%, 05/01/07 (p)	1,002
915	Livingston County, Building Authority, GO, 5.80%, 07/01/08	931
	Lowell Area Schools, Capital Appreciation,
5,000	GO, FGIC Q-SBLF, Zero Coupon, 05/01/14	3,774
1,425	GO, FGIC Q-SBLF, Zero Coupon, 05/01/16	990
1,670	Madison Public Schools, GO, FGIC Q-SBLF, 5.13%, 05/01/09 (p)	1,721
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation, Rev., 5.50%, 12/01/10 (i)	1,207
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, 5.50%, 09/01/11	1,329
	Michigan Higher Education Student Loan Authority,
1,200	Series XII-T, Rev., AMT, AMBAC, 5.30%, 09/01/10	1,256
1,000	Series XVII-A, Rev., VAR, AMBAC, 5.75%, 06/01/07	1,015
1,500	Series XVII-F, Rev., AMT, AMBAC, 4.20%, 03/01/09	1,511
	Michigan Municipal Bond Authority, Clean Water Revolving Fund,
3,250	Rev., 5.50%, 10/01/09 (p)	3,427
1,000	Rev., 5.75%, 10/01/09 (p)	1,061
2,500	Rev., 5.88%, 10/01/10 (p)	2,708
	Michigan Municipal Bond Authority, Drinking Water Revolving Fund,
1,250	Rev., 5.00%, 10/01/14	1,350
2,500	Rev., 5.50%, 10/01/09 (p)	2,637
	Michigan Municipal Bond Authority, Local Government Lien Program,
1,055	Series 4-A, Rev., AMBAC, 5.00%, 05/01/14	1,136
1,500	Series A, Rev., FGIC, 6.00%, 04/02/07	1,503
1,570	Michigan Public Power Agency, Campbell Project, Series A, Rev., AMBAC, 4.00%, 01/01/10	1,585
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.25%, 01/01/12	1,329
	Michigan State Building Authority, Facilities Program,
2,675	Series 1, Rev., 5.25%, 10/15/09	2,777
1,250	Series I, Rev., FSA, 5.25%, 10/15/13	1,358
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.38%, 04/02/07 (p)	1,011
3,795	Series U, Rev., 5.63%, 08/15/07 (p)	3,866
6,875	Series W, Rev., FSA, 5.25%, 08/15/07 (p)	6,990
2,590	Michigan State Hospital Finance Authority, Port Huron Hospital Obligations, Rev., FSA, 5.38%, 04/02/07	2,603
1,500	Michigan State Hospital Finance Authority, Sparrow Obligated Group, Rev., MBIA, 5.00%, 05/15/15	1,604
	Michigan State Housing Development Authority, Weston Limited Obligation,
1,200	Rev., GNMA COLL, 4.10%, 12/20/14	1,190
1,880	Rev., GNMA COLL, 4.60%, 12/20/14	1,896
1,000	Michigan State Trunk Line, Rev., FSA, 5.25%, 11/01/20	1,144
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.00%, 05/01/21	1,535

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   25

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Michigan — Continued
1,210	Newaygo Public Schools, GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,302
1,000	North Kent Sewer Authority, Rev., MBIA, 5.00%, 11/01/16	1,091
915	Northwestern Michigan College, Improvement, GO, FGIC, 5.60%, 10/01/09 (p)	959
150	Northwestern Michigan College, Unrefunded Balance, GO, FGIC, 5.60%, 10/01/09	157
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.00%, 11/01/08	2,572
1,670	Oakland University, Rev., AMBAC, 5.25%, 05/15/14	1,817
3,345	Otsego Public School District, GO, FSA, 5.00%, 05/01/17	3,668
1,000	Otsego Public School District, School Building & Site, GO, FSA Q-SBLF, 5.00%, 05/01/14 (p)	1,083
1,200	Paw Paw Public School District, GO, FGIC Q-SBLF, 6.50%, 05/01/09	1,237
1,910	Pinckney Community Schools, GO, FSA Q-SBLF, 5.00%, 05/01/14 (p)	2,046
1,000	Rochester Community School District, GO, MBIA Q-SBLF, 5.00%, 05/01/19	1,102
1,000	Rockford Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/15	1,078
	South Lyon Community Schools, School Building & Site,
1,375	GO, FGIC, 5.25%, 11/01/12 (p)	1,485
1,935	Series II, GO, FGIC Q-SBLF, 5.00%, 05/01/15	2,084
2,675	South Macomb Disposal Authority, Rev., AMBAC, 5.38%, 09/01/10	2,809
1,500	South Redford School District, School Building & Site, GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,613
	Southfield Library Building Authority,
3,010	GO, MBIA, 5.00%, 05/01/15	3,247
1,175	GO, MBIA, 5.30%, 05/01/10 (p)	1,233
3,100	Southfield Public Schools, School Building & Site, Series B, GO, FSA Q-SBLF, 5.13%, 05/01/14	3,350
2,085	Southgate Community School District, GO, FGIC Q-SBLF, 5.00%, 05/01/09 (p)	2,144
1,765	St. John’s Public School, GO, FGIC Q-SBLF, 5.00%, 05/01/08	1,790
	State of Michigan,
2,000	COP, AMBAC, 5.50%, 06/01/10 (p)	2,110
1,490	GO, 5.25%, 12/01/11	1,593
3,000	Rev., FSA, 5.25%, 11/01/16	3,355
4,500	Rev., FSA, 5.25%, 11/01/17	5,078
3,130	Rev., FSA, 5.25%, 05/15/18	3,535
1,000	Rev., FSA, 5.25%, 05/15/21	1,146
1,110	Tawas City Hospital Finance Authority, St. Joseph Asset Guaranty, Series A, Rev., RADIAN-IBCC, 5.60%, 02/15/08 (p)	1,152
1,030	Tecumseh Public Schools, GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,084
	University of Michigan, Hospital,
1,000	Rev., 5.00%, 12/01/10	1,043
6,000	Series A-1, Rev., 5.25%, 06/01/08	6,147
	Utica Community Schools, School Building & Site,
1,000	GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,085
2,050	GO, MBIA Q-SBLF, 5.00%, 05/01/16	2,236
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.25%, 05/01/11	2,110
3,040	Wayland Union School District, GO, FGIC Q-SBLF, 5.10%, 05/01/07 (p)	3,048
	Wayne Charter County, Airport,
1,275	Series B, Rev., MBIA, 5.25%, 12/01/08	1,314
1,500	Series D, Rev., FGIC, 5.25%, 12/01/09	1,555
1,175	Wayne County, Sewer, Series B, GO, MBIA, 5.13%, 11/01/09	1,214
	Wayne State University,
2,000	Rev., FGIC, 5.25%, 11/15/09	2,093
2,000	Rev., FGIC, 5.38%, 11/15/09	2,101
215	Wayne State University, Unrefunded Balance, Rev., AMBAC, 5.50%, 04/02/07	215
2,015	West Bloomfield School District, GO, FSA, 5.00%, 05/01/15	2,170
1,000	Western Michigan University, Rev., MBIA, 5.00%, 11/15/13	1,069
1,000	Willow Run Community Schools, GO, FSA Q-SBLF, 5.00%, 05/01/15	1,078
1,500	Wyandotte Electric, Rev., MBIA, 4.00%, 10/01/08	1,516
1,000	Zeeland Public Schools, GO, FGIC, 5.00%, 05/01/15	1,077
		250,127
	Minnesota — 1.5%
4,000	State of Minnesota, GO, 5.00%, 06/01/16	4,405
	New Jersey — 1.1%
3,000	New Jersey Transportation Trust Fund Authority, Grant Anticipation Building, Series A, Rev., FGIC, 5.00%, 06/15/15	3,272

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	North Carolina — 1.1%
2,955	University of North Carolina, Series A, Rev., MBIA, 5.00%, 10/01/16	3,241
	Puerto Rico — 1.1%
	Commonwealth of Puerto Rico,
880	GO, 5.75%, 07/01/07	899
2,195	GO, MBIA, 6.25%, 07/01/12	2,470
		3,369
	Tennessee — 1.2%
3,200	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/14	3,433
	Texas — 4.5%
3,000	Austin Independent School District, GO, PSF-GTD, 5.25%, 08/01/14	3,293
1,500	City of San Antonio, Rev., MBIA, 5.00%, 05/15/15	1,611
1,000	Conroe Independent School District, Series C, GO, PSF-GTD, 5.00%, 02/15/15	1,072
4,000	Texas Public Finance Authority, Building & Procurement Projects, Series A, Rev., AMBAC, 5.00%, 02/01/14	4,305
3,000	Texas State Transportation Commission, Series A, Rev., 5.25%, 04/01/14	3,284
		13,565
	Washington — 0.5%
1,500	City of Seattle, Water Systems, Rev., MBIA, 5.00%, 09/01/15	1,615
	Total Municipal Bonds (Cost $281,666)	292,428

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.7%
	Investment Company — 1.7%
5,009	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $5,009)	5,009
	Total Investments — 99.8% (Cost $286,675)	297,437
	Other Assets in Excess of Liabilities — 0.2%	657
	NET ASSETS — 100.0%	$298,094

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   27

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 99.0%
	Municipal Bonds — 99.0%
	California — 0.8%
	State of California,
1,500	GO, 5.00%, 03/01/16	1,615
	Colorado — 1.8%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	1,752
2,810	El Paso County, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,044
		3,796
	Florida — 0.5%
1,000	Miami-Dade County, Aviation, International Airport, Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	1,061
	Hawaii — 0.8%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	1,631
	Illinois — 2.6%
2,000	Chicago Park District, Alternative Revenue Source, Series D, FGIC, GO, 5.00%, 01/01/16	2,160
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.00%, 11/01/16	1,631
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.00%, 03/15/16	1,623
		5,414
	Kansas — 0.8%
1,000	Kansas City, Single Family Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	737
1,390	Saline County, Single-Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	986
		1,723
	Louisiana — 0.5%
1,685	Jefferson Parish Home Mortgage Authority, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,121
	Missouri — 0.5%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series AA, Rev., MBIA, 6.40%, 06/01/10 (p)	1,082
	New York — 0.8%
1,500	New York City, Series E, FSA, GO, 5.00%, 11/01/14	1,622
	Ohio — 86.9%
1,000	Adams County Ohio Valley Local School District, Adams & Highland County, GO, MBIA, 5.45%, 04/02/07	1,011
1,000	Avon Lake City School District, GO, FGIC, 5.50%, 12/01/09 (p)	1,067
1,280	Belmont County, Improvement-East Ohio Regional Hospital, Rev., ACA, 5.25%, 01/01/08	1,293
1,000	Bowling Green State University, Rev., FGIC, 5.75%, 06/01/10 (p)	1,074
1,095	Butler County, Sewer System, Rev., FGIC, 5.25%, 12/01/09 (p)	1,151
1,000	Cincinnati City School District, Classroom Construction and Improvement, GO, FGIC, 5.25%, 12/01/20	1,145
1,500	Cincinnati City School District, School Improvement, GO, MBIA, 5.38%, 12/01/11 (p)	1,615
1,000	City of Akron, Community Learning Centers, Series A, Rev., FGIC, 5.25%, 12/01/13	1,085
	City of Akron, Sanitation Sewer System,
1,030	Rev., FGIC, 5.38%, 12/01/13	1,134
1,070	Rev., FGIC, 5.50%, 12/01/12	1,171
	City of Cincinnati,
1,215	Series A, GO, 5.00%, 12/01/15	1,314
1,500	Series A, Rev., 5.00%, 12/01/16	1,643
	City of Cleveland,
1,015	GO, AMBAC, 5.25%, 12/01/14	1,107
1,000	GO, FGIC, 5.60%, 12/01/10 (p)	1,078
1,000	GO, MBIA, 5.75%, 08/01/11	1,085
1,000	Rev., FSA, 5.00%, 09/15/14	1,082
1,370	Rev., FSA, 5.25%, 09/15/21	1,574
	City of Cleveland, Airport System,
1,000	Series A, Rev., AMT, FSA, 5.13%, 01/01/08	1,019
2,000	Series A, Rev., FSA, 5.25%, 01/01/10 (p)	2,104
1,500	Series C, Rev., FSA, VAR, 5.00%, 01/01/17	1,630
	City of Cleveland, Capital Appreciation, First Mortgage,
935	Series A, Rev., MBIA, Zero Coupon, 11/15/09 (p)	845
320	Series A, Rev., MBIA, Zero Coupon, 11/15/11 (p)	268
	City of Cleveland, Capital Appreciation, First Mortgage, Unrefunded Balance,
1,065	Series A, MBIA, Rev., Zero Coupon, 11/15/09	961
2,680	Series A, MBIA, Rev., Zero Coupon, 11/15/11	2,236

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Ohio — Continued
5,250	City of Cleveland, Cleveland Stadium Project, Rev., COP, AMBAC, Zero Coupon, 11/15/11	4,376
2,200	City of Cleveland, First Mortgage, Series G, Rev., MBIA, 5.50%, 01/01/13	2,315
	City of Cleveland, Public Power System,
1,280	Series A, Rev., FGIC, 5.00%, 11/15/15	1,398
1,000	Series A-1, Rev., FGIC, 5.00%, 11/15/16	1,086
1,220	Rev., AMBAC, 5.50%, 11/15/11	1,310
642	City of Columbus, Clintonville II Street Light Assessment, GO, 4.40%, 09/01/15	657
1,000	City of Columbus, Police-Firemen Disability, GO, 5.00%, 07/15/08 (p)	1,028
1,265	City of Defiance, Waterworks System Improvements, GO, AMBAC, 5.65%, 12/01/08	1,329
1,495	City of Newark, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/11	1,244
	City of Reading, St. Mary’s Educational Institute,
1,160	Rev., RADIAN, 5.65%, 02/01/10	1,215
1,000	Rev., RADIAN, 5.70%, 02/01/10	1,048
110	City of Strongsville, Unrefunded Balance, GO, 6.70%, 04/02/07	112
1,355	City of Toledo, School District, School Facilities Improvement, GO, FSA, SD CRED PROG, 5.00%, 12/01/12	1,448
1,000	City of Toledo, Sewer System, Rev., MBIA, 5.25%, 11/15/09	1,057
2,975	Clermont County Sewer District, Rev., AMBAC, 5.25%, 08/01/13	3,226
830	Cleveland-Cuyahoga County, Port Authority, Port Capital Improvement Project, Series A, Rev., 5.38%, 05/15/09	848
725	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	776
900	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.50%, 11/15/11	974
	Cuyahoga County,
2,500	Series A, Rev., 5.50%, 01/01/13	2,711
2,400	Series A, Rev., 6.00%, 07/01/13	2,676
2,000	Cuyahoga County, Benjamin Rose Institute Project, Rev., 5.50%, 12/01/08 (p)	2,078
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/13	1,158
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., MBIA, 5.13%, 04/02/07	1,021
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.15%, 06/20/15	537
1,000	Cuyahoga County, University School Project, Series B, Rev., VAR, LOC: Keybank N.A., 5.30%, 12/01/29	1,034
1,000	Cuyahoga County, Walker Center, Inc., Series I, Rev., AMBAC, 5.25%, 07/01/08	1,027
1,000	Dublin City School District, School Facilities, Construction & Improvement, GO, MBIA, 5.00%, 06/01/16	1,092
435	Erie County, Hospital Facilities, Firelands Regional Medical Center, Series A, Rev., 4.50%, 08/15/07	436
1,250	Franklin County, American Chemical Society Project, Rev., 5.50%, 10/01/09	1,309
1,000	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.70%, 06/01/10 (i)	1,019
1,000	Franklin County, Health Care Presbyterian Services, Rev., 5.50%, 07/01/08	1,022
1,260	Franklin County, Improvement Children’s Hospital Project, Rev., AMBAC, 5.50%, 05/01/11 (p)	1,360
2,000	Franklin County, Online Computer Library Center, Series A, Rev., 5.00%, 10/01/08	2,053
1,025	Hamilton County, Convention Facilities Authority, Second Lien Rev., FGIC, 5.00%, 06/01/14	1,100
1,000	Hamilton County, Sales Tax, Series A, Rev., AMBAC, 5.00%, 12/01/16	1,096
1,000	Huron County, Correctional Facility Issue I, GO, MBIA, 5.70%, 12/01/07 (p)	1,035
2,070	Lake County, Building Improvement, GO, MBIA, 5.00%, 06/01/15	2,234
1,400	Lake Local School District, School Improvement GO, FSA, 5.00%, 06/01/15	1,514
2,535	Lakota Local School District, GO, FGIC, 5.10%, 12/01/08	2,617
1,120	Lebanon City School District, School Construction, GO, FSA, 5.00%, 06/01/15	1,210
1,930	London City School District, School Facilities, Construction & Improvement, GO, FGIC, 5.25%, 12/01/11	2,060
2,000	Lorain County Hospital, Catholic Healthcare Partners, Series S, Rev., MBIA, 5.63%, 09/01/07	2,056
2,000	Lucas County, Hospital, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/09	2,109

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   29

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Ohio — Continued
2,430	Lucas County, Multi-Family Housing Neighborhood Properties, Inc. Project, Rev., LOC: Keybank N.A., 5.20%, 11/01/08	2,504
2,700	Mahoning Valley Sanitation District, Rev., FSA, 5.13%, 12/15/08	2,790
1,430	Marysville Exempt Village School District, GO, FSA, 5.00%, 12/01/15	1,550
2,500	Middleburg Heights, Southwest General Health Center, Rev., FSA, 5.70%, 08/15/08	2,613
1,000	Middletown City School District, School Improvement, GO, FGIC, 5.00%, 12/01/13 (p)	1,078
1,000	Minster Local School District, School Facilities & Construction, GO, FSA, 5.50%, 12/01/10 (p)	1,075
1,750	Montgomery County, Catholic Health, Rev., 4.25%, 09/01/09 (p)	1,774
	Montgomery County, Grandview Hospital & Medical Center,
1,000	Rev., 5.35%, 12/01/07 (p)	1,028
1,575	Rev., 5.65%, 12/01/07 (p)	1,651
920	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.60%, 11/01/13	922
305	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.90%, 04/02/07	305
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.85%, 05/20/16	1,429
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
1,000	Series A, Rev., AMT, GNMA COLL, 4.30%, 03/01/16	1,006
135	Series D, Rev., 4.20%, 09/01/10	136
2,685	Ohio Housing Finance Agency, Single Family, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	1,808
	Ohio State Building Authority, State Facilities, Adult Correction Building,
2,480	Series A, Rev., 5.25%, 10/01/09 (p)	2,601
1,000	Series A, Rev., AMBAC, 5.50%, 04/01/07 (p)	1,012
1,000	Series A, Rev., FSA, 5.50%, 10/01/08	1,028
1,000	Series A, Rev., FSA, 5.50%, 10/01/11	1,074
	Ohio State Turnpike Commission,
1,500	Rev., 5.50%, 02/15/11	1,597
5,155	Series A, Rev., FGIC, 5.50%, 02/15/14	5,720
	Ohio State University,
1,000	Series A, Rev., 5.50%, 12/01/09 (p)	1,058
1,000	Series B, Rev., 5.25%, 06/01/13	1,082
2,510	Ohio State Water Development Authority, Fresh Water Service, Rev., AMBAC, 5.80%, 06/01/11 (p)	2,549
930	Ohio State Water Development Authority, Pure Water, Series I, Rev., AMBAC, 7.00%, 03/19/07 (p)	969
1,250	Ohio State Water Development Authority, State Match, Rev., 5.00%, 06/01/14	1,346
2,250	Ohio State Water Development Authority, Water Control Loan Fund - Water Quality Service, Rev., MBIA, 5.50%, 12/01/07 (p)	2,303
	Olentangy Local School District,
2,165	Series A, GO, FSA, 5.00%, 12/01/16	2,360
500	GO, BIG, 7.75%, 12/01/11	587
1,000	Plain Local School District, GO, FGIC, 5.80%, 06/01/11	1,080
1,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.13%, 11/15/16	1,600
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.00%, 12/01/15	2,759
1,000	Sandusky County, Hospital Facilities, Memorial Hospital, Rev., 5.10%, 01/01/08	1,004
525	Shaker Heights City School District, Series A, GO, 7.10%, 12/15/10	563
1,260	Southwest Licking Local School District, GO, FGIC, 5.75%, 12/01/14	1,433
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,367
1,220	State of Ohio, Series A, Rev., FSA, 5.00%, 04/01/16	1,329
1,000	State of Ohio, Baldwin Higher Educational Facility, Wallace College Project, Rev., 5.50%, 06/01/14	1,079
1,150	State of Ohio, Case Western Reserve University Project, Rev., MBIA, 5.25%, 12/01/19	1,306
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.25%, 09/15/12	1,300
1,250	Series B, GO, 5.00%, 03/15/14	1,339
1,110	State of Ohio, Conservation Projects, Series A, GO, 4.00%, 09/01/10	1,123
1,500	State of Ohio, Denison University 2007 Project, Rev., 5.00%, 11/01/17	1,642

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Ohio — Continued
	State of Ohio, Infrastructure Improvements,
1,955	GO, 5.75%, 02/01/10 (p)	2,069
1,500	Series D, GO, 5.00%, 03/01/14	1,605
1,500	State of Ohio, Mental Health Capital Facilities II, Series B, Rev., 5.50%, 06/01/11 (p)	1,608
1,000	State of Ohio, University of Dayton 2001, Rev., AMBAC, 5.38%, 06/01/11	1,070
1,000	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.13%, 05/15/15	1,022
	Toledo-Lucas County, Port Authority, Development, Northwest Ohio Bond Fund,
1,445	Series A, Rev., 5.10%, 05/15/09	1,485
650	Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.13%, 11/15/09	671
535	Series E, Rev., 6.10%, 11/15/10	563
285	Series F, Rev., 6.00%, 11/15/07	288
	University of Cincinnati, General Receipts,
1,500	Series A, Rev., AMBAC, 5.00%, 06/01/14	1,613
1,960	Series A, Rev., MBIA, 5.00%, 06/01/17	2,143
1,135	University of Toledo, General Receipts, Rev., FGIC, 5.25%, 06/01/11 (p)	1,207
1,000	West Geauga Local School District, School Improvement, GO, AMBAC, 5.00%, 11/01/10	1,044
1,680	Westerville City School District, GO, MBIA, 5.25%, 06/01/11 (p)	1,787
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, FGIC, Zero Coupon, 12/01/15	1,343
1,690	Youngstown City School District, Classroom Facilities & School Improvement, GO, FSA, SD CRED PROG, 5.00%, 12/01/14	1,813
		179,913
	Texas — 2.1%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.00%, 06/15/16	1,086
2,500	Southeast Housing Finance Corp., Rev., MBIA, VA MTGS, Zero Coupon, 09/01/17 (p)	1,641
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.00%, 04/01/16	1,623
		4,350
	Washington — 0.4%
825	State of Washington, Series A & AT-6, GO, 6.25%, 02/01/11	870
	West Virginia — 0.5%
1,000	West Virginia EDA, Public & Juvenile Correctional Facility, Series A, Rev., MBIA, 4.25%, 06/01/09	1,014
	Total Municipal Bonds (Cost $196,554)	205,212

SHARES
Short-Term Investment — 0.2%
	Investment Company — 0.2%
338	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $338)	338
	Total Investments — 99.2% (Cost $196,892)	205,550
	Other Assets in Excess of Liabilities — 0.8%	1,622
	NET ASSETS — 100.0%	$207,172

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   31

JPMorgan Short Term Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 98.4%
	Municipal Bonds — 98.4%
	Alabama — 1.6%
250	Alabama Public Housing Authorities, Series A, Rev., FSA, 3.50%, 01/01/10	248
4,050	Jefferson County, Sub Series A-4, Rev., VAR, AMBAC, 3.50%, 03/29/07	4,050
		4,298
	Alaska — 1.9%
1,945	Alaska Energy Authority, Power, Bradley Lake, Third Series, Rev., FSA, 6.00%, 07/01/09	2,046
	Alaska Student Loan Corp.,
250	Series A, Rev., AMBAC, 5.35%, 07/01/07	251
2,915	Series A, Rev., AMBAC, 5.65%, 07/01/07	2,931
		5,228
	Arizona — 7.0%
2,400	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 4.65%, 02/01/13	2,430
1,365	City of Sedona, Excise Tax, Rev., MBIA, 5.00%, 07/01/08	1,390
1,000	City of Tuscon, GO, FGIC, 6.40%, 07/01/08	1,036
210	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.38%, 12/01/07	212
11,705	Maricopa County IDA, Coral Point Apartments Project Series A, Rev., VAR, 4.95%, 03/01/28	11,711
855	Maricopa County IDA, Correctional Facilities, Phoenix West Prison, Rev., ACA, 3.50%, 07/01/08	849
1,000	Salt River Project, Agricultural Improvement & Power Distribution, Electric Systems, Series C, Rev., 6.50%, 01/01/09	1,050
445	Tucson & Prima Counties IDA, Mortgage-Backed Securities Program, Series 1A, Rev., VAR, GNMA/FNMA, 7.45%, 01/01/10	459
		19,137
	Arkansas — 0.4%
1,005	Northwest Regional Airport Authority, Rev., ACA, 4.00%, 02/01/09	1,005
	California — 4.2%
4,000	California Statewide Communities Development Authority, Kaiser Permanent, Series G, Rev., VAR, 2.30%, 05/01/07 (p)	3,988
3,400	City of Lodi, Electric Systems, Series B, COP, MBIA, Zero Coupon, 01/15/09 (p)	1,291
5,000	Contra Costa County, Multi-Family Housing, Pleasant Hill Bart Transit, Class A, Rev., VAR, 3.95%, 04/11/07	5,002
1,210	Orange County, Water District, Series B, COP, MBIA, 4.50%, 08/15/09	1,236
		11,517
	Colorado — 5.5%
5,750	Arapahoe County Water & Wastewater Authority, Series C, Rev., VAR, LOC: BNP Paribas, 3.13%, 12/01/07	5,609
480	Colorado Housing & Finance Authority, Multi-Family Project, Series C-3, Class I, AMT, Rev., 3.50%, 10/01/07	479
2,500	Countrydale Metropolitan District, GO, VAR, LOC: Compass Bank, 3.50%, 12/01/07	2,492
	Delta County, Memorial Hospital District Enterprise,
1,065	Rev., 3.75%, 09/01/07	1,062
1,025	Rev., 4.10%, 09/01/08	1,022
1,155	Rev., 4.45%, 09/01/09	1,159
1,010	Denver City & County, Metropolitan Mayors Caucus, Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.35%, 05/01/09	1,014
1,570	Denver City & County, Various Purpose, Series B, GO, 5.75%, 08/01/08	1,616
480	El Paso County, Single Family Mortgage, Series A, Rev., 6.20%, 05/01/12	482
		14,935
	Connecticut — 2.1%
5	City of New Haven, Series C, GO, MBIA, 5.00%, 11/01/08 (p)	5
995	City of New Haven, Unrefunded Balance, Series C, GO, MBIA, 5.00%, 11/01/08	1,017
	State of Connecticut,
3,000	Series B, GO, 5.25%, 06/15/09	3,104
1,495	Series B, GO, 5.75%, 11/01/09 (p)	1,588
		5,714
	District of Columbia — 1.8%
185	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBCC, 6.00%, 06/01/07	186
4,500	Washington Convention Center Authority, Senior Lien, Rev., AMBAC, 5.25%, 10/01/08 (p)	4,612
		4,798

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Florida — 4.7%
1,600	Broward County, Resource Recovery, Wheelabrator, Series A, Rev., 5.50%, 12/01/08	1,647
1,185	City of Atlantic Beach, Health Care, Fleet Landing Project, Rev., ACA, 5.25%, 10/01/08	1,210
2,195	Collier County School Board, COP, FSA, 5.38%, 02/15/12 (p)	2,363
1,495	Escambia County, Housing Finance Authority, Multi-County Program, Series A, Rev., GNMA/FNMA, 2.63%, 10/01/09	1,456
485	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, AMT, Rev., FSA, 4.35%, 07/01/07	485
3,500	Highlands County Health Facilities Authority, Rev., VAR, 5.00%, 11/15/29	3,597
2,000	University Athletic Association, Inc., Athletic Program, Remarket, Rev., VAR, 3.80%, LOC: Suntrust Bank, 10/01/31	1,998
		12,756
	Georgia — 2.5%
5,000	Coweta County, Sales Tax, GO, AMBAC, 5.00%, 03/01/11	5,250
	Monroe County Development Authority, Oglethorpe Power Corp.,
905	Series A, Rev., MBIA-IBCC, 6.70%, 01/01/09	953
500	Series A, Rev., MBIA-IBCC, 6.75%, 01/01/10	541
		6,744
	Guam — 0.4%
1,130	Guam Education Financing Foundation, Series A, COP, 5.00%, 10/01/07	1,138
	Hawaii — 0.7%
2,000	Honolulu City & County, GO, MBIA-IBCC, 5.45%, 09/11/08 (p)	2,051
	Illinois — 6.3%
5,000	Centerpoint Intermodal Center Program Trust, Tax Allocation, Series F3, VAR, LIQ: Lehman Brothers Special Financing, 3.62%, 06/15/23	5,000
4,345	Chicago Board of Education, Lease Certificates, Series A, COP, MBIA, 6.25%, 01/01/08	4,437
1,825	Chicago Central Loop Redevelopment, Tax Allocation, Series A, ACA, 6.50%, 12/01/08	1,905
1,000	City of Chicago, Second Lien, Rev., MBIA, 6.00%, 01/01/10 (p)	1,072
1,000	Cook County Forest Preservation District, GO, AMBAC, 5.00%, 11/15/09	1,035
775	Glenview, Multi-Family Housing, Valley Lo Towers II Project, Rev., FNMA COLL, 5.20%, 12/01/27	783
1,250	Illinois Health Facilities Authority, Centegra Health System, Rev., 5.50%, 09/01/07	1,260
1,675	Winnebago County, School District No. 122 Harlem-Loves Park, GO, FGIC, 6.55%, 06/01/09	1,776
		17,268
	Indiana — 1.1%
1,055	Indiana Educational Facilities Authority, Butler University Project, Rev., MBIA, 4.75%, 02/01/08	1,066
	New Albany School District, Floyd County School Building Corp., First Mortgage,
635	Rev., FGIC, 5.00%, 01/15/09	650
1,305	Rev., FGIC, 5.00%, 01/15/10	1,352
		3,068
	Kansas — 0.4%
1,010	Saline County Unified School District No. 305, GO, FSA, 5.25%, 09/01/08	1,031
	Louisiana — 0.5%
240	Louisiana Housing Finance Agency, Single Family Home Ownership, Series B-2, Rev., GNMA/FNMA FHA/VA MTGS, 6.20%, 12/01/07	242
	Parish of St. Mary, Solid Waste,
225	Rev., 5.40%, 03/01/08	227
280	Rev., 5.40%, 03/01/09	285
295	Rev., 5.40%, 03/01/10	303
310	Rev., 5.40%, 03/01/11	321
		1,378
	Maine — 0.5%
1,500	Maine Educational Authority, Supplementary Educational Program, Series A-1, Rev., VAR, AMBAC, 3.83%, 05/16/07	1,500
	Maryland — 0.5%
1,276	City of Baltimore, Port Facilities, Series 1409, Rev., VAR, LIQ: Morgan Stanley, 3.85%, 03/19/07	1,276
	Massachusetts — 3.6%
3,850	City of Quincy, Longs, Rev., VAR, FSA, 6.57%, 3/19/07	3,859
745	Commonwealth of Massachusetts, Series B, GO, 6.50%, 08/01/08 (p)	773

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   33

JPMorgan Short Term Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Massachusetts — Continued
3,000	Massachusetts Housing Finance Agency, Insured Construction Loan Series A, Rev., FSA, 4.13%, 01/01/08	3,006
	New Bedford Housing Authority, Capital Funding Program,
605	Series A, Rev., 2.40%, 10/01/07	599
620	Series A, Rev., 2.70%, 10/01/08	608
635	Series A, Rev., 3.00%, 10/01/09	622
375	Series A, Rev., 3.20%, 10/01/10	367
		9,834
	Michigan — 0.8%
1,240	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 4.75%, 07/01/08	1,252
1,000	Traverse City Area Public Schools, GO, FGIC, 4.35%, 05/01/08	1,008
		2,260
	Mississippi — 1.6%
4,540	Biloxi Housing Authority, Cadet Point Senior Village, Rev., FSA, 3.25%, 04/02/07	4,508
	Missouri — 1.6%
2,500	City of St. Louis, Lamber-St. Louis International Airport, Series A, Rev., FSA, 5.00%, 07/01/09	2,575
1,340	Missouri Development Finance Board Infrastructure, Public Safety Improvement, Series D, Rev., 5.00%, 03/01/08	1,356
665	Riverview Gardens School District, Capital Appreciation, GO, FSA, Zero Coupon, 04/01/11	567
		4,498
	Nebraska — 0.4%
1,000	State of Nebraska, State Information Systems Project, COP, 4.40%, 07/01/08	1,010
	Nevada — 2.1%
5,600	Clark County, Junior Sub Lien, Series B-1, AMT, Rev., 5.00%, 07/01/08	5,690
	New Hampshire — 1.6%
4,000	New Hampshire Business Finance Authority, Series A, Rev., VAR, 3.50%, 04/11/07	3,957
335	New Hampshire Health & Education Facilities Authority, Portsmouth Academy, Rev., ACA, 3.65%, 07/01/08	332
		4,289
	New Jersey — 2.5%
1,105	New Jersey Educational Facilities Authority, Fairleigh Dickinson University, Series D, Rev., ACA, 5.00%, 07/01/07	1,109
2,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., MBIA, 5.25%, 12/15/09	2,085
2,685	South Jersey Port Corp., AMT, Rev., 5.00%, 01/01/08	2,707
1,000	State of New Jersey, Series F, GO, 5.50%, 08/01/08	1,026
		6,927
	New Mexico — 1.3%
3,380	New Mexico State Transportation Commission, Senior Sub Lien Tax, Series A, Rev., 5.00%, 06/15/09 (p)	3,478
	New York — 3.9%
	City of New York,
5	Series F, GO, 5.38%, 02/01/08 (p)	5
245	Series L, GO, MBIA, 5.20%, 08/01/07 (p)	249
	City of New York, Unrefunded Balance,
1,520	Series A, GO, 6.25%, 04/02/07	1,546
495	Series F, GO, 5.38%, 02/01/08	506
3,000	Metropolitan Transportation Authority, Series B, Rev., FGIC, 5.25%, 01/01/10	3,132
3,000	New York State Dormitory Authority, Series B, Rev., VAR, 5.25%, 05/15/12	3,204
1,810	New York State Urban Development Corp., State Facilities, Rev., 5.70%, 04/01/09	1,880
		10,522
	North Carolina — 2.3%
1,000	City of Charlotte, Equipment Acquisition Project, Series A, COP, 5.00%, 03/01/07	1,000
3,000	North Carolina Housing Finance Agency, Series 27-A, VAR, AMT, Rev., 3.69%, 06/01/08	2,997
	North Carolina Medical Care Commission, First Mortgage, Deerfield,
1,000	Series A, Rev., 3.13%, 11/01/09	978
1,500	Series A, Rev., 3.38%, 11/01/10	1,471
		6,446
	North Dakota — 0.5%
	North Dakota State Housing Finance Agency, Home Mortgage Finance,
825	Series B, Rev., 2.95%, 07/01/07	823
580	Series B, Rev., 3.30%, 07/01/08	576
		1,399

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Ohio — 5.1%
615	Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project, Series E, Rev., 4.65%, 05/15/14	621
6,000	Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project, Rev., FSA, 3.60%, 12/01/07	5,902
	Columbus Regional Airport Authority, Joseph Knight Towers Projects,
160	Series A, Rev., GNMA COLL, 3.60%, 02/20/09	159
480	Series A, Rev., GNMA COLL, 4.30%, 02/20/14	482
1,690	Ohio State Building Authority, State Facilities, Adult Correction Building, Series A, Rev., 5.75%, 04/01/09	1,760
3,000	State of Ohio, Mental Health Capital Facilities, Series II-A, Rev., AMBAC, 4.00%, 08/01/09	3,026
2,000	State of Ohio, Water Development Authority, Waste Management, Solid Waste, Rev., VAR, 4.85%, 11/01/07	2,007
		13,957
	Oklahoma — 0.3%
770	Oklahoma Housing Finance Agency, Single Family Mortgage, Series B-2, Rev., AMT, GNMA/FNMA, 6.80%, 09/01/09	789
	Oregon — 1.5%
4,160	MMA Financial CDD Senior Securitization Trust, Harmony Pass-Through Certificates, Series A, Rev., VAR, LOC: Compass Bank, 3.37%, 11/01/08 (i)	4,107
	Pennsylvania — 0.4%
500	City of Philadelphia, Gas Works, Series A-1, Rev., FSA, 5.00%, 09/01/09	515
400	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Series A, Rev., MBIA, 5.60%, 11/15/09	418
145	Pennsylvania State Housing Finance Agency, Single Family Mortgage, Series 65A, AMT, Rev., 4.60%, 10/01/08	146
		1,079
	Puerto Rico — 0.5%
1,295	Commonwealth of Puerto Rico, Unrefunded Balance, Public Improvement, Series A, GO, 5.00%, 07/01/08	1,315
	Rhode Island — 1.5%
3,975	Rhode Island Refunding Bond Authority, Series A, Rev., AMBAC, 5.25%, 02/01/08	4,068
	South Carolina — 0.4%
1,160	Charleston County School District Development Corp., Series B, GO, SCSDE, 5.00%, 02/01/10	1,204
	Tennessee — 3.8%
985	Clarksville Natural Gas Acquisition Corp., Rev., 5.00%, 12/15/07	995
2,500	Knox County Health Educational & Housing Facilities Board, Ft. Sanders Alliance, Rev., MBIA, 7.25%, 01/01/08	2,573
1,000	Tennessee Energy Acquisition Corp., Series B, Rev., AMBAC, 5.00%, 09/01/07	1,007
5,895	Tennessee Housing Development Agency, Homeownership Program Issue 3A, Rev., AMT, Zero Coupon, 07/01/07	5,808
		10,383
	Texas — 8.0%
	Austin Independent School District, Capital Appreciation,
1,035	GO, FGIC, Zero Coupon, 08/01/10	904
1,205	GO, FGIC, Zero Coupon, 08/01/11	1,013
2,900	Brazos River Harbor Navigation District, Dow Chemical Co. Project, Series A-3, AMT, Rev., VAR, 4.95%, 05/15/33	2,906
975	City of Arlington, Permanent Improvement, GO, 5.00%, 08/15/07 (p)	981
2,205	City of Houston, Junior Lien, Series A, Rev., MBIA, 5.38%, 04/15/11 (p)	2,347
2,385	City of Houston, Unrefunded Balance, Junior Lien, Series A, Rev., MBIA, 5.38%, 04/15/11	2,530
5,275	City of Houston, Water & Sewer System, Series B, Rev., FGIC, 5.25%, 12/01/10 (p)	5,559
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.00%, 02/01/12	2,944
1,195	Keller Higher Education Facilities Corp., Series A, Rev., RADIAN, 4.25%, 06/01/08	1,198
1,500	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien, Series B, Rev., VAR , 3.93%, 03/02/07	1,505
		21,887

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   35

JPMorgan Short Term Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Virginia — 3.6%
1,000	Big Stone Gap Redevelopment & Housing Authority, Rev., 5.00%, 09/01/08	1,019
	Virginia Beach Development Authority, Sentara Health Systems,
2,985	Rev., 5.25%, 11/01/08	3,087
5,100	Series A, Rev., 5.00%, 12/01/11	5,393
350	Virginia Housing Development Authority, Rental Housing, Series F, AMT, Rev., 4.40%, 05/01/07	350
		9,849
	Washington — 6.3%
1,000	Energy Northwest, Wind Project, Rev., MBIA, 5.00%, 07/01/10	1,041
2,835	King County, Limited Tax, Series B, GO, 4.00%, 01/01/09	2,853
2,000	Washington Health Care Facilities Authority, Grays Harbor Community Hospital, Rev., VAR, RADIAN, 3.75%, 04/09/07	2,000
1,475	Washington Public Power Supply System, Compound Interest, Series A, Rev., Zero Coupon, 07/01/07 (p)	1,457
3,550	Washington Public Power Supply System, Compound Interest, Unrefunded Balance, Series A, Rev., Zero Coupon, 07/01/07 (p)	3,506
	Washington State Public Power Supply System,
2,500	Series A, Rev., 5.75%, 07/01/08	2,568
3,735	Series A, Rev., MBIA-IBCC, Zero Coupon, 07/01/07 (p)	3,688
		17,113
	Wisconsin — 2.7%
7,400	Badger TOB Asset Securitization Corp., Asset-Backed, Rev., 5.00%, 06/01/08	7,470
	Total Municipal Bonds (Cost $270,522)	268,924

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.8%
	Investment Company — 0.8%
2,090	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $2,090)	2,090
	Total Investments — 99.2% (Cost $272,612)	271,014
	Other Assets In Excess of Liabilities — 0.8%	2,182
	NET ASSETS — 100.0%	$273,196

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 99.2%
	Municipal Bonds — 99.2%
	Alabama — 0.8%
8,000	Alabama State Public School & College Authority, Capital Improvement, Series C, Rev., 5.75%, 07/01/09 (m)	8,458
	Alaska — 1.1%
	Alaska Energy Authority Power, Bradley Lake,
3,485	Fourth Series, Rev., FSA, 6.00%, 07/01/17 (m)	4,083
3,915	Fourth Series, Rev., FSA, 6.00%, 07/01/19 (m)	4,659
2,000	City of Anchorage, Schools, Series B, GO, FGIC, 5.88%, 12/01/10 (m)(p)	2,156
		10,898
	Arizona — 1.8%
	Arizona School Facilities Board, State School Trust,
4,360	Series A, Rev., AMBAC, 5.75%, 07/01/14 (m)	4,918
2,375	Series A, Rev., AMBAC, 5.75%, 07/01/14 (m)	2,669
2,450	Arizona State Transportation Board, Highway, Sub-Series A, Rev., 5.25%, 07/01/12 (m)	2,639
1,000	City of Rogers, Water Improvement, Rev., FSA, 4.38%, 11/01/16	1,006
1,000	Maricopa County, Unified School District No. 89-Dysart, GO, FGIC, 5.25%, 07/01/20	1,143
450	Maricopa County, Unified School District No. 89-Dysart, School Improvement Project of 2002, Series B, GO, FSA, 5.25%, 07/01/14 (p)	495
1,090	Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.25%, 12/01/07	1,121
	University of Arizona,
2,090	Series A, COP, AMBAC, 5.00%, 06/01/15	2,260
2,240	Series B, COP, AMBAC, 5.00%, 06/01/15	2,423
		18,674
	California — 15.4%
4,420	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.38%, 06/01/12	4,433
4,200	California Health Facilities Financing Authority, Marshall Medical Center, Series A, Rev., CA MTG INS, 5.00%, 11/01/14	4,402
	California State Department of Water Resources, Power Supply,
2,000	Series A, Rev., MBIA-IBC, 5.25%, 05/01/12 (p)	2,175
4,000	Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	4,374
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., 5.50%, 12/01/13	3,037
3,000	California State Public Works Board, Department of Mental Health, Coalinga, Series A, Rev., 5.50%, 06/01/14	3,333
	California State University, Systemwide,
5,915	Series A, Rev., FGIC, 5.00%, 11/01/13	6,232
2,950	Series C, Rev., MBIA, 5.00%, 11/01/15	3,187
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., CA ST MTG, 5.25%, 11/01/13	4,260
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, MBIA, 5.00%, 04/01/10	369
430	Chino Valley Unified School District, Series A, COP, GO, FSA, 5.38%, 08/01/12	469
3,555	City of Oakland, Sewer System, Series A, Rev., FSA, 5.00%, 06/15/14	3,782
2,210	City of Riverside, Electric, Rev., FSA, 5.25%, 10/01/11 (p)	2,388
2,000	City of San Jose Evergreen Community College District, Series A, GO, AMBAC, 5.25%, 09/01/14	2,196
7,270	Clovis Unified School District, Election 2004, Series B, GO, MBIA, 5.00%, 08/01/16	7,886
1,000	Fullerton University Foundation, Series A, Rev., MBIA, 5.75%, 07/01/10	1,071
250	Los Angeles, Department of Water & Power, Series C, Rev., MBIA, 5.25%, 07/01/14	274
3,470	Los Angeles, Harbor Department, Rev., 7.60%, 10/01/18 (p)	4,228
1,045	Los Angeles Unified School District, Series A, GO, MBIA, 5.38%, 07/01/13 (p)	1,152
10,000	Los Angeles Unified School District, Election of 1997, Series E, GO, MBIA, 5.13%, 07/01/12 (p)	10,755
2,920	Napa Valley Unified School District, Election 2002, GO, FGIC, 5.00%, 08/01/16	3,154
100	Nevada Union High School District, New Haven, GO, FSA, 12.00%, 08/01/09	119
5,350	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation, AMBAC, 5.25%, 09/01/13	5,799
650	Pomona Public Financing Authority, Merged Redevelopment, Project Area, Series AH, Rev., AMBAC, 5.25%, 02/01/13 (p)	708
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.25%, 02/01/13	1,951

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   37

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	California — Continued
50	Pomona Unified School District, Series A, GO, MBIA, 6.10%, 02/01/20	61
6,650	San Bernardino City, Unified School District, Series A, GO, FGIC, 5.75%, 08/01/09 (p)	7,055
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation, Series A, FSA, 5.75%, 10/01/25	3,118
4,500	San Diego Unified School District, Election 1998, Series G-1, GO, FSA, 5.25%, 07/01/28	5,302
160	San Mateo County Transportation District, Series A, Rev., MBIA, 5.25%, 06/01/19	182
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	5,677
6,765	Saugus Union School District, Capital Appreciation, GO, FGIC, Zero Coupon, 08/01/22	3,542
4,175	Saugus Union School District, GO, FGIC, 5.25%, 08/01/19	4,757
8,620	South Orange County, Public Financing Authority, Foothill Area, Special Tax, Series A, FGIC, 5.25%, 08/15/14	9,450
	State of California, Economic Recovery,
5,000	GO, 5.00%, 08/01/13	5,243
3,000	GO, 5.25%, 02/01/13	3,235
5,000	GO, XLCA-ICR, 5.00%, 02/01/12	5,267
5,500	Series A, GO, 5.00%, 07/01/11	5,802
4,550	Sweetwater Union High School District, Special Tax, Series A, FSA, 5.00%, 09/01/15	4,848
6,710	University of California, Multiple Purpose Projects Series Q, Rev., FSA, 5.00%, 09/01/11 (p)	7,146
2,500	University of California, Regents Medical Center, Series A, Rev., MBIA, 4.50%, 05/15/15	2,509
2,060	University of California, Series G, Rev., FGIC, 5.00%, 05/15/13	2,199
2,000	West Valley-Mission Community College District, Election 2004, Series A, GO, FSA, 5.00%, 08/01/16	2,172
		159,299
	Colorado — 1.8%
	Denver City & County, Airport,
1,600	Series A, Rev., AMBAC, 6.00%, 11/15/10	1,714
6,925	Series D, Rev., AMBAC-TCRS, 7.75%, 11/15/13	7,796
2,000	Douglas County School District No. Re-1 Douglas & Elbert Counties, GO, FGIC, ST AID WITHHLDG, 5.75%, 12/15/14	2,261
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/22	5,217
1,150	Weld & Adams Counties School District No. RE-3J, GO, FSA, ST AID WITHHLDG, 5.00%, 12/15/14	1,243
		18,231
	Connecticut — 0.9%
1,425	City of Waterbury, Series A, GO, FSA, 5.50%, 04/01/12 (p)	1,547
1,500	Connecticut State Health & Educational Facility Authority, Eastern Connecticut, Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	1,640
1,240	Connecticut State Health & Educational Facility Authority, Eastern Connecticut, Unrefunded Balance 2006, Series A, Rev., RADIAN, 6.38%, 07/01/10	1,345
5,000	Connecticut State Health & Educational Facility Authority, Trinity College, Series J, Rev., MBIA, 4.50%, 07/01/17	5,078
		9,610
	Delaware — 0.6%
5,000	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., GO OF HOSP, 6.90%, 01/01/18 (p)	6,097
	District of Columbia — 2.1%
	District of Columbia,
65	Series A, GO, MBIA-IBC, 6.00%, 06/01/07 (p)	65
3,965	Series B, GO, MBIA, 6.00%, 06/01/19	4,749
10,950	District of Columbia, George Washington University, Series A, Rev., MBIA, GO OF UNIV, 6.00%, 09/15/09	11,644
420	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBC, 6.00%, 06/01/07	422
5,000	Washington Metropolitan Area Transit Authority, Rev., MBIA, 5.00%, 07/01/12	5,327
		22,207
	Florida — 3.2%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., FSA, 6.05%, 10/01/14	4,324
2,005	Florida Municipal Loan Council, Series A, Rev., MBIA, 5.00%, 02/01/15	2,140
5,000	Highlands County Health Facilities Authority, Hospital Adventist Sunbelt, Series A, Rev., 6.00%, 11/15/11 (p)	5,528

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Florida — Continued
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., FGIC, 6.00%, 10/01/18	3,785
2,415	Hillsborough County, Parks & Recreation Program, GO, MBIA, 5.25%, 07/01/25	2,822
	Orange County, Health Facilities Authority,
3,760	Series A, Rev., MBIA, 6.25%, 10/01/12 (p)	4,246
1,580	Series C, Rev., MBIA, 6.25%, 10/01/12 (p)	1,785
	Orange County, Health Facilities Authority, Unrefunded Balance,
1,255	Series A, Rev., MBIA, 6.25%, 10/01/12	1,404
680	Series C, Rev., MBIA, 6.25%, 10/01/12	761
2,475	Peace River/Manasota Regional Water Supply Authority, Utilities System, Series A, Rev., FSA, 5.00%, 10/01/15	2,659
	Santa Rosa Bay Bridge Authority, Capital Appreciation,
500	Rev., ACA-CBI, MBIA-IBC, Zero Coupon, 07/01/19	302
2,255	Rev., ACA-CBI, MBIA-IBC, Zero Coupon, 07/01/20	1,306
1,970	Sunrise Excise Tax & Special Assessment, Utilities System, Series A, Rev., AMBAC, 5.50%, 10/01/15	2,170
		33,232
	Georgia — 6.7%
1,500	City of Fairburn, Combined Utilities, Rev., 5.75%, 10/01/10 (p)	1,586
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., MBIA, 5.50%, 08/15/26 (k)	11,850
13,700	Forsyth County School District, GO, ST AID WITHHLDG, 6.00%, 02/01/10 (p)	14,791
	Georgia Municipal Electric Authority,
4,000	Series B, Rev., 6.20%, 01/01/10	4,261
4,500	Series BB, Rev., MBIA-IBC, 5.25%, 01/01/25	5,225
2,490	Series C, Rev., MBIA-IBC, 5.25%, 01/01/25	2,891
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.25%, 07/01/20	12,349
1,555	Peach County Development Authority, Fort Valley State University Foundation Property, Rev., AMBAC, 4.50%, 06/01/16	1,576
3,110	Savannah EDA, College of Art & Design Project, Rev., 6.60%, 10/01/09 (p)	3,381
	State of Georgia,
5,500	Series B, GO, 6.00%, 03/01/12	6,092
5,000	Series B, GO, 6.30%, 03/01/10	5,377
		69,379
	Hawaii — 0.5%
4,500	Honolulu City & County, Series A, GO, 7.35%, 07/01/08	4,711
	Idaho — 0.1%
1,320	University of Idaho, Student Fee, Recreation Center Project, Rev., FSA, 6.00%, 04/01/09	1,391
	Illinois — 5.9%
10,000	Chicago O’Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 04/02/07	10,114
1,750	Chicago Public Building, Commission Building, Series A, Rev., MBIA, 7.00%, 01/01/20 (p)	2,260
5,000	Cook County, Series B, GO, MBIA, 5.00%, 11/15/17	5,476
3,990	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.00%, 12/01/15 (w)	5,239
3,130	Cook-Kane Lake & Mchenry Counties Community College District No. 512, William Rainey Harper College, GO, 5.00%, 12/01/12	3,343
3,960	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., VAR, 5.50%, 08/01/11	4,308
770	Illinois Housing Development Authority, Multi-Family Program, Series 3, Rev., 6.10%, 04/02/07	771
7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project, Rev., FGIC, 5.50%, 12/15/09	7,368
	Regional Transportation Authority,
2,425	Rev., MBIA, GO OF AUTHORITY, 6.25%, 07/01/15	2,850
6,000	Rev., MBIA, GO OF AUTHORITY, 6.50%, 07/01/30	8,117
4,000	Series D, Rev., FGIC, GO OF AUTHORITY, 7.75%, 06/01/19	5,255
4,725	State of Illinois, Series P, Rev., 6.50%, 06/15/22	5,766
		60,867
	Indiana — 2.1%
1,550	Beech Grove School Building Corp., First Mortgage, Rev., MBIA, ST AID WITHHLDG, 6.25%, 07/05/16	1,758
55	City of Indianapolis, Gas Utilities, Rev., 7.00%, 06/01/08 (p)	56
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., MBIA, 5.50%, 01/01/16	3,333
	Indiana Transportation Finance Authority,
8,750	Series A, Rev., 6.80%, 12/01/16	10,342
885	Series A, Rev., 7.25%, 06/01/15 (p)	979

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   39

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Indiana — Continued
3,115	Indiana Transportation Finance Authority, Unrefunded Balance, Airport Facility, Series A, Rev., 7.25%, 06/01/15	3,693
1,180	Vincennes Community School Building Corp., First Mortgage, Rev., FSA, ST AID WITHHLDG, 6.00%, 04/02/07	1,206
		21,367
	Kansas — 0.3%
3,050	Johnson County Unified School District 232, Series A, GO, FSA, 5.25%, 09/01/15	3,355
	Kentucky — 0.4%
4,090	Louisville & Jefferson County Metropolitan Sewer District, Series A, Rev., FGIC, 5.63%, 11/15/09	4,319
	Louisiana — 3.1%
7,970	City of Baton Rouge, Public Improvement, Series A, Rev., FGIC, 5.25%, 08/01/08	8,251
7,505	City of Shreveport, Series A, GO, FGIC, 5.25%, 05/01/09 (p)	7,755
12,330	City of St. Bernard Parish, Sales & Use Tax, Rev., FSA, 5.00%, 03/01/14	13,215
3,040	State of Louisiana, Gas & Fuels Tax, Series A, Rev., AMBAC, 5.38%, 06/01/12	3,254
		32,475
	Maryland — 0.3%
2,750	State of Maryland, State & Local Facilities Lien, Capital Improvement, Series A, GO, 5.50%, 03/01/15	3,104
	Massachusetts — 0.5%
290	City of Auburn, GO, AMBAC, 5.13%, 06/01/14 (m)	314
470	City of Pittsfield, GO, MBIA, ST AID WITHHLDG, 5.13%, 04/15/12	501
2,250	Massachusetts Port Authority, Series B, Rev., AMT, FSA, 5.50%, 07/01/09	2,341
1,975	Massachusetts State College Building Authority, Series A, Rev., 7.50%, 05/01/14	2,375
		5,531
	Michigan — 3.8%
1,375	Armada Area, Schools Building & Site, GO, MBIA, Q-SBLF, 5.00%, 05/01/15 (m)	1,473
1,125	Fenton Area Public Schools, GO, FGIC, Q-SBLF, 5.00%, 05/01/15	1,222
3,000	L’Anse Creuse Public Schools, GO, FSA, Q-SBLF, 5.00%, 11/01/14	3,240
1,410	Madison District Public Schools, GO, FGIC, Q-SBLF, 5.00%, 05/01/15	1,534
10,000	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	10,751
15,000	Michigan Strategic Fund, Detroit Education Community Center Convention, Rev., VAR, AMBAC, 4.85%, 09/01/30	15,578
	State of Michigan, Trunk Line Fund,
1,250	Rev., FSA, 5.25%, 05/15/15	1,383
1,520	Rev., FSA, 5.50%, 11/01/18	1,758
2,700	Western Michigan University, Rev., FGIC, 4.38%, 05/15/15	2,747
		39,686
	Minnesota — 0.1%
535	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., MBIA, GO OF AGY, 5.90%, 04/02/07	536
	Mississippi — 1.0%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., FSA, 6.00%, 07/01/12 (p)	8,960
1,000	State of Mississippi, Series D, GO, MBIA-IBC, 5.00%, 11/01/19	1,116
		10,076
	Missouri — 0.6%
1,105	City of Sikeston, Electric, Rev., MBIA, 6.00%, 06/01/16	1,300
1,505	Jackson County, Public Building Corp., Capital Improvements Project, Rev., 5.00%, 12/01/13	1,588
2,250	St. Louis Municipal Finance Corp., Convention Center Project, Rev., AMBAC, 5.25%, 07/15/13	2,447
1,000	University of Missouri, Curators University, Series B, Rev., 5.00%, 11/01/13	1,066
		6,401
	Montana — 0.6%
	Montana State Board of Regents, Higher Education,
890	Series H, Rev., AMBAC, 5.00%, 11/15/14	960
100	Series H, Rev., AMBAC, 5.50%, 11/15/14	112
4,925	Montana State Board of Regents, Montana State University, Series I, Rev., AMBAC, 5.00%, 11/15/14	5,307
		6,379

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Nevada — 1.6%
5,000	Clark County School District, Series A, GO, MBIA, 7.00%, 06/01/11	5,627
6,000	Director of the State of Nevada Department of Business & Industry, Las Vegas Monorail, Capital Appreciation, Rev., AMBAC, Zero Coupon, 01/01/16	4,198
6,000	Truckee Meadows Water Authority, Series A, Rev., FSA, 5.00%, 07/01/11 (p)	6,320
		16,145
	New Jersey — 4.1%
4,200	Freehold Regional High School District, GO, FGIC, 5.60%, 03/01/10 (p)	4,436
	Hudson County Improvement Authority, Capital Appreciation,
820	Series A-1, Rev., MBIA, CNTY GTD, Zero Coupon, 12/15/23	408
825	Series A-1, Rev., MBIA, CNTY GTD, Zero Coupon, 12/15/24	391
1,330	Series A-1, Rev., MBIA, CNTY GTD, Zero Coupon, 12/15/30	480
1,000	Jersey City, School Improvements, Series B, GO, AMBAC, 5.25%, 03/01/16	1,115
7,500	New Jersey EDA, Cigarette Tax, Rev., 5.63%, 06/15/07	7,538
1,145	New Jersey State Educational Facilities Authority, Fairleigh Dickinson University, Series G, Rev., 5.70%, 07/01/08 (p)	1,181
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,000	Series A, Rev., 5.75%, 06/15/15 (p)	1,145
5,000	Series C, Rev., MBIA, 5.25%, 06/15/15 (p)	5,546
5,000	Newark Housing Authority, Redevelopment Project, Rev., MBIA, 4.38%, 01/01/17	4,987
15,000	Tobacco Settlement Financing Corp., Series 1-A, Rev., 5.00%, 06/01/17	14,662
		41,889
	New Mexico — 0.4%
3,170	Los Alamos County, Utilities, Series A, Rev., FSA, 5.00%, 07/01/13	3,388
625	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series G-3, Rev., VAR, GNMA/FNMA/FHLMC COLL, 5.90%, 07/01/07	635
		4,023
	New York — 16.6%
1,390	Coxsackie-Athens Central School District, GO, FSA, ST AID WITHHLDG, 5.00%, 06/15/15	1,517
300	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, ST AID WITHHLDG, 5.75%, 05/01/12	329
	Metropolitan Transportation Authority,
3,000	Series A, Rev., 5.13%, 07/01/12	3,177
14,000	Series B, Rev., FSA-CR, 4.50%, 11/15/16	14,175
	New York City,
6,040	Series A, GO, 6.00%, 05/15/10 (p)	6,533
7,885	Series F, GO, 6.00%, 01/15/13 (p)	8,871
25	Series F, GO, MBIA-IBC, 5.25%, 02/01/08 (p)	26
	New York City, Unrefunded Balance,
9,255	GO, 6.00%, 01/15/13	10,288
745	Series A, GO, 6.00%, 05/15/10	799
2,375	Series F, GO, MBIA-IBC, 5.25%, 08/01/16	2,430
2,850	New York City Municipal Water Finance Authority, Series A, Rev., 5.75%, 06/15/09 (p)	3,011
565	New York City Municipal Water Finance Authority, Unrefunded Balance, Series B, Rev., 6.00%, 06/15/10	609
1,330	New York City Transitional Finance Authority, Series A-1, Rev., 5.00%, 11/01/15	1,441
	New York City Transitional Finance Authority, Future Tax Secured,
695	Series B, Rev., 5.50%, 02/01/11 (p)	749
17,000	Series C, Rev., 5.50%, 05/01/10 (p)	18,122
2,305	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.50%, 02/01/11 (p)	2,468
2,900	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07 (p)	2,939
	New York Municipal Bond Bank Agency,
1,900	Series C, Rev., ST AID WITHHLDG, 5.25%, 06/01/13	2,029
2,000	Series C, Rev., ST AID WITHHLDG, 5.25%, 12/01/13	2,136
	New York State Dormitory Authority, City University System,
3,000	CONS, Series A, Rev., FGIC, 5.13%, 07/01/10 (p)	3,146
5,000	CONS, Series A, Rev., FSA-CR, 5.75%, 07/01/13	5,429
3,020	New York State Dormitory Authority, State University Dorm Facilities, Series B, Rev., MBIA, 5.25%, 07/01/15	3,341
2,575	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub-Series B, Rev., 5.00%, 06/15/16	2,808

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   41

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	New York — Continued
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.38%, 06/15/12	10,110
14,405	Sub-Series E, Rev., 5.38%, 06/15/12	15,569
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
2,855	Series A, Rev., 5.38%, 03/15/12	3,072
1,475	Series A, Rev., 5.38%, 03/15/12 (p)	1,595
3,005	Oneida County Industrial Development Agency, Hamilton College Project, Series A, Rev., MBIA, Zero Coupon, 07/01/17	1,346
26,000	Port Authority of New York & New Jersey, 93rd Series, Rev., CONS, GO OF Authority, 6.13%, 06/01/24	31,917
10	Rome City School District, GO, FGIC, ST AID WITHHLDG, 5.00%, 06/15/12	11
6,000	Tobacco Settlement Financing Corp., Series B-1C, Rev., 5.50%, 06/01/13	6,528
3,000	Tobacco Settlement Financing Corp., Asset Backed, Series A-1, Rev., 5.50%, 06/01/13	3,275
915	Utica Industrial Development Agency, Civic Facilities Munson-Williams Proctor, Series A, Rev., 5.38%, 07/15/09 (p)	968
985	Utica Industrial Development Agency, Munson Williams, Unrefunded Balance, Series A, Rev., 5.38%, 07/15/09	1,036
		171,800
	North Carolina — 2.4%
6,600	City of Charlotte, GO, 5.50%, 06/01/10 (p)	7,095
4,400	Cumberland County, GO, 5.70%, 03/01/10 (p)	4,738
	Gaston County, Schools,
7,110	GO, FSA, 4.38%, 04/01/16	7,286
4,000	GO, FSA, 4.50%, 04/01/16	4,126
1,000	GO, FSA, 5.00%, 04/01/16	1,102
30	North Carolina State Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.25%, 04/02/07	31
		24,378
	North Dakota — 1.1%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center, Series A, Rev., FSA, 5.25%, 07/01/08	4,475
5,000	Mercer County, Antelope Valley Station, Rev., AMBAC, 7.20%, 06/30/13	5,665
1,300	North Dakota State Water Commission, Water Development & Management Program, Series A, Rev., MBIA, 5.00%, 08/01/15	1,409
		11,549
	Ohio — 3.0%
1,500	Chillicothe City School District, School Improvement, GO, FGIC, 5.25%, 12/01/14 (p)	1,657
1,220	City of Cincinnati, Various Purpose, Series A, GO, 5.00%, 12/01/15	1,319
7,000	City of Cleveland, Cleveland Stadium Project, COP, AMBAC, 5.25%, 11/15/07	7,208
780	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National, Series D, Rev., 5.00%, 11/15/15	790
2,055	Cleveland-Cuyahoga County Port Authority, Port Development Cleveland Bond Fund, Series C, Rev., 5.95%, 05/15/12	2,193
2,360	Hamilton County, Sales Tax, Sub-Series B, Rev., AMBAC, 5.75%, 12/01/10 (p)	2,536
605	Hamilton County, Unrefunded Balance, Sub-Series B, Rev., AMBAC, 5.75%, 12/01/10	647
1,395	Indian Hill Exempt Village School District, School Improvement, GO, 5.00%, 12/01/17	1,543
3,000	Lucas County, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/09	3,163
5,635	RiverSouth, Riverfront Area Redevelopment, Series A, Rev., 5.25%, 06/01/14	6,118
	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund,
1,400	Series A, Rev., 6.00%, 05/15/11	1,462
1,650	Series C, Rev., LOC: Fifth Third Bank Northwest Ohio, 6.38%, 11/15/13	1,808
885	Toledo-Lucas County, Port Authority, Northwest Bond Fund, Woodsage Project, Series B, Rev., 5.40%, 05/15/14	933
		31,377
	Oklahoma — 0.0% (g)
455	Oklahoma State Housing Finance Agency, Single Family Housing, Series B-2, Rev., AMT, GNMA/FNMA COLL, 6.80%, 09/01/09	466
	Oregon — 0.5%
5,000	Washington County, Unified Sewerage Agency, Senior Lien, Series A, Rev., FGIC, 5.75%, 10/01/10	5,354
	Pennsylvania — 1.0%
1,000	Cheltenham Township, GO, AMBAC, 5.00%, 07/01/15	1,070
2,375	Delaware River Port Authority of Pennsylvania & New Jersey, Rev., FSA, 5.63%, 01/01/10	2,495
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.50%, 07/01/12	7,099
		10,664

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Puerto Rico — 2.4%
5,655	Commonwealth of Puerto Rico, GO, MBIA, 6.00%, 07/01/16	6,674
10,000	Puerto Rico Electric Power Authority, Series KK, Rev., MBIA, 5.50%, 07/01/15	11,297
5,000	Puerto Rico Highway & Transportation Authority, Series B, Rev., 6.00%, 07/01/10 (p)	5,412
1,630	Puerto Rico Public Buildings Authority, Government Facilities, Series A, Rev., AMBAC, COMMONWEALTH GTD, 6.25%, 07/01/11	1,799
		25,182
	South Carolina — 3.0%
1,565	Berkeley County, Water & Sewer, Rev., MBIA, 5.25%, 06/01/13 (p)	1,701
290	Berkeley County, Water & Sewer, Unrefunded Balance, Rev., MBIA, 5.25%, 06/01/13	313
1,000	Charleston County, Transition Sales Tax, GO, ST AID WITHHLDG, 5.00%, 11/01/15	1,086
2,450	Charleston Educational Excellence Finance Corp., Charleston County School District Project, Rev., 5.00%, 12/01/14	2,605
10,000	City of Spartanburg, Series A, Rev., FSA, 4.38%, 06/01/17	10,086
4,100	Georgetown County School District, GO, 5.75%, 03/01/11 (p)	4,417
3,900	Piedmont, Municipal Power Agency, Electric, Rev., FGIC, 6.75%, 01/01/20 (p)	5,019
4,615	Piedmont Municipal Power Agency, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	5,858
		31,085
	South Dakota — 0.9%
	Heartland Consumers Power District, Electric,
3,216	Rev., 6.38%, 01/01/16 (p)	3,591
2,305	Rev., 7.00%, 01/01/16 (p)	2,609
2,500	Rev., FSA, 6.00%, 01/01/17	2,873
		9,073
	Tennessee — 0.7%
1,000	City of Franklin, Water & Sewer, GO, 5.00%, 04/01/23	1,127
	Knox County Health Educational & Housing Facilities Board, Fort Sanders Alliance,
1,360	Rev., MBIA, 7.25%, 01/01/09	1,445
1,300	Rev., MBIA, 7.25%, 01/01/10	1,422
3,000	Metropolitan Government Nashville & Davidson County, Rev., FGIC, 5.20%, 01/01/13	3,242
		7,236
	Texas — 3.9%
445	City of Austin, Certificates of Obligation, GO, MBIA, 5.00%, 09/01/14 (m)	480
	City of Austin, Town Lake Park Community Events,
1,360	Rev., FGIC, 5.00%, 11/15/14 (m)	1,474
1,590	Rev., FGIC, 5.00%, 11/15/15	1,731
1,080	City of Austin, Water & Wastewater, Series A, Rev., AMBAC, 5.00%, 11/15/14	1,164
6,000	City of Brownsville, Priority Refunding, Utilities, Rev., MBIA, 6.25%, 09/01/14 (p)	6,641
3,085	City of Lewisville, Combination Contract, Special Assessment, Capital Improvement District 2, GO, ACA, 5.88%, 09/01/12	3,343
3,385	City of Pharr, Series B, GO, MBIA, 5.00%, 08/15/15	3,666
4,250	City of San Antonio, Electric & Gas, Series 2000, Rev., 5.00%, 02/01/17 (p)	4,558
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., FGIC, 5.50%, 11/01/11	3,181
3,000	Harris County, GO, 5.00%, 10/01/11	3,161
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.50%, 10/01/19 (p)	1,705
	Midtown Redevelopment Authority, Tax Allocation,
3,220	AMBAC, 5.00%, 01/01/15	3,445
4,000	North East Independent School District, GO, PSF-GTD, 5.25%, 02/01/20	4,517
1,085	Travis County, GO, 5.25%, 03/01/17	1,206
		40,272
	Utah — 0.0% (g)
175	Utah Housing Finance Agency, Single Family Mortgage, Senior Issue, Series A-2, Rev., FHA, VA MTGS, 6.25%, 04/02/07	176
	Virginia — 1.1%
3,345	City of Lynchburg, Public Improvement, GO, 5.00%, 06/01/14	3,613
4,140	City of Norfolk, Water, Rev., MBIA, 5.88%, 04/02/07	4,189
3,000	Commonwealth of Virginia, Series B, GO, 4.25%, 06/01/16	3,044
		10,846

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   43

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Washington — 2.4%
5,000	City of Seattle, Municipal Light & Power, Rev., MBIA-IBC, 6.00%, 10/01/09 (p)	5,335
	Energy Northwest, Columbia Generating Station,
150	Series B, Rev., 7.25%, 07/01/09 (p)	156
7,000	Series B, Rev., MBIA, 5.50%, 07/01/09	7,248
5,000	Energy Northwest, Project No. 1, Series A, Rev., MBIA, 5.50%, 07/01/12	5,427
15	Energy Northwest, Unrefunded Balance, Series B, Rev., 7.25%, 07/01/09	16
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.50%, 10/01/22	6,361
		24,543
	Wisconsin — 0.4%
3,820	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Rev., 5.63%, 10/01/11 (p)	4,152
370	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance, Rev., 5.63%, 10/01/11	400
		4,552
	Total Municipal Bonds (Cost $963,086)	1,026,893

Short-Term Investment — 2.6%
SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 2.6%
26,687	JPMorgan Tax Free Money Market Fund (b)(m) (Cost $26,687)	26,687
	Total Investments — 101.8% (Cost $989,773)	1,053,580
	Liabilities in Excess of Other Assets — (1.8)%	(18,194)
	NET ASSETS — 100.0%	$1,035,386

Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED DEPRECIATION
	Short Futures Outstanding
(237)	U.S. Treasury Bond	June 2007	$(26,766)	$(180)

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

JPMorgan West Virginia Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 100.6%
	Municipal Bonds — 100.6%
	Arizona — 1.2%
1,000	Arizona State University, Board of Regents, COP, MBIA, 5.00%, 07/01/17 (m)	1,096
	California — 2.3%
2,000	State of California, GO, 5.00%, 09/01/16	2,183
	Illinois — 2.8%
2,420	Cook County School District No. 99-Cicero, Series C, GO, FSA, 5.00%, 12/01/15	2,639
	Kansas — 2.5%
3,225	Labette County, Single Family Mortgage, Rev., Zero Coupon, 12/01/14 (p)	2,377
	Maryland — 0.8%
1,815	Prince Georges County, Housing Authority, Capital Appreciation, Foxglenn Apartments, Series A, Rev., GNMA COLL, Zero Coupon, 03/07/07	766
	Minnesota — 2.3%
2,000	State of Minnesota, GO, 5.00%, 06/01/16	2,202
	Tennessee — 1.1%
1,000	Tennessee Energy Acquisition Corp., Series C, Rev., 5.00%, 02/01/17	1,083
	West Virginia — 87.6%
1,525	Brooke Pleasants, Tyler & Wetzel Counties, Single Family Mortgage, Rev., 7.40%, 08/15/10 (m) (p)	1,706
555	City of Charleston, Building Commission, Center for Arts & Sciences Project, Rev., 5.30%, 06/01/09 (i)	575
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., FSA, 5.75%, 12/15/09	1,199
	City of Clarksburg, Capital Appreciation, Water Improvement,
1,020	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/08	964
1,000	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/11	840
	City of Fairmont, Waterworks,
790	Rev., MBIA, 5.30%, 07/01/07	810
925	Rev., MBIA, 5.50%, 07/01/07	949
1,430	City of Parkersburg, Waterworks & Sewer System, Series A, Rev., FGIC, 5.00%, 08/01/15	1,542
1,000	City of Wheeling, Waterworks & Sewer System, Rev., FGIC, 5.40%, 06/01/07	1,004
1,770	Harrison County, County Commission, Series A, SO, 6.25%, 05/15/10 (p)	1,868
735	Jackson County, Residential Mortgage, Rev., FGIC, 7.38%, 06/01/10 (p)	816
3,260	Kanawha, Mercer and Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,210
5,550	Kanawha-Putnam County, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/16 (p)	3,749
1,065	Marion County, Single Family Mortgage, Rev., FGIC PRIV MTGS, 7.38%, 08/01/11 (p)	1,220
430	Marshall County, SO, 6.50%, 05/15/10 (p)	452
1,000	Pleasants County Industrial Development, Potomac Power, Series C, Rev., MBIA-IBC, 6.15%, 04/02/07	1,017
1,750	Pleasants County Industrial Development, City of Parkersburg, West Penn Power, Series C, Rev., AMBAC MBIA, 6.15%, 04/02/07	1,779
2,000	Raleigh, Fayette & Nicholas Counties, SO, 6.25%, 08/01/11 (p)	2,175
	State of West Virginia,
1,000	Series B, AMT, GO, FGIC, 5.80%, 04/02/07	1,021
1,000	Series B, AMT, GO, FGIC, 5.85%, 04/02/07	1,021
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/13	770
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/14	739
2,000	State of West Virginia, Infrastructure, GO, FGIC, 5.00%, 11/01/14	2,174
	State of West Virginia, State Roads,
1,500	GO, 5.20%, 06/01/09 (p)	1,564
1,000	GO, 5.75%, 06/01/09 (p)	1,055
1,000	GO, 5.75%, 06/01/09 (p)	1,055
1,075	GO, FSA, 5.25%, 06/01/09 (p)	1,122
1,000	GO, FGIC, 5.00%, 06/01/15	1,081
970	GO, FGIC, 5.50%, 06/01/10 (p)	1,034
	West Virginia Commissioner of Highways,
500	Series A, Rev., FSA, 5.00%, 09/01/14	541
1,000	Series A, FSA, Rev., 5.00%, 09/01/15	1,089
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., AMBAC, 5.63%, 06/01/09	1,059
1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., MBIA, 5.50%, 06/01/12	1,092
500	West Virginia EDA, Department of Environmental Protection, Rev., 4.00%, 11/01/09	505

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   45

JPMorgan West Virginia Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	West Virginia — Continued
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., MBIA, 5.00%, 04/01/12	1,590
1,050	Series B, Rev., FGIC, 5.00%, 04/01/14	1,120
	West Virginia School Building Authority, Capital Improvement,
2,825	Rev., AMBAC, 5.50%, 07/01/07 (p)	2,898
2,000	Series A, Rev., FGIC, 5.00%, 07/01/17 (w)	2,191
3,500	Series B, Rev., FSA, 5.40%, 07/01/07 (p)	3,588
3,465	West Virginia State Building Commission, Series A, Rev., MBIA, 5.25%, 07/01/07 (w)	3,546
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., AMBAC, 5.25%, 07/01/12	2,135
3,040	West Virginia State Higher Education, Interim Governing Board University, Marshall University, Series A, Rev., FGIC, 5.25%, 05/01/11 (w)	3,212
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., FSA, 5.25%, 02/15/14	1,082
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.50%, 09/01/16 (p)	1,064
1,480	West Virginia State Hospital Finance Authority, United Hospital Center Inc. Project, Series A, Rev., AMBAC, 5.00%, 06/01/15	1,604
1,075	West Virginia State Infrastructure, Series B, AMT, GO, FGIC, 5.75%, 11/01/12	1,164
	West Virginia State Parkway Economic Development & Tourism Authority,
1,000	Rev., FGIC, 5.25%, 05/15/16	1,115
2,000	Rev., FGIC, 5.25%, 05/15/19	2,271
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	694
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	665
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	635
1,000	Series B, Rev., FGIC, 5.00%, 10/01/14	1,074
	West Virginia Water Development Authority,
1,200	Series A, Rev., AMBAC, 5.50%, 10/01/13 (p)	1,336
620	Series A, Rev., FSA, 5.35%, 10/01/10 (p)	655
770	Series A, Rev., FSA, 5.40%, 10/01/10 (p)	815
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., FGIC, 5.00%, 11/01/15	1,220
2,275	Series B, Rev., AMBAC, 5.00%, 11/01/12	2,429
1,000	Series B, Rev., AMBAC, 5.00%, 11/01/13	1,077
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., FSA, 5.00%, 11/01/15	1,540
		82,517
	Total Municipal Bonds (Cost $90,683)	94,863

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
815	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $815)	815
	Total Investments — 101.5% (Cost $91,498)	95,678
	Liabilities in Excess of Other Assets — (1.5)%	(1,458)
	NET ASSETS — 100.0%	$94,220

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

JPMorgan Municipal Bond Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

ABBREVIATIONS:

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)—	Amount rounds to less than 0.1%.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)—	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)—	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

(t)—	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity date.

(w)—	When-Issued Security.

ACA—	Insured by American Capital Access

AMBAC—	American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax Paper

BIG—	Bond Investment Guarantee

CA MTG INS—	California Mortgage Insurance

CA ST MTG—	California State Mortgage

CBI—	Certificate of Bond Insurance

CIFG —	CDC IXIS Financial Guarantee

COLL—	Collateral

CNTY GTD—	County Guaranteed

CONS—	Consolidated Bonds

COP—	Certificate of Participation

CR—	Custodial Receipts

EDA—	Economic Development Authority

FGIC—	Financial Guaranty Insurance Co.

FHA—	Federal Housing Authority

FHLM—	Federal Home Loan Mortgage

FHLMC—	Federal Home Loan Mortgage Corporation

FNMA—	Federal National Mortgage Association

FSA—	Financial Security Assurance

GNMA—	Government National Mortgage Association

GO—	General Obligation Bond

GO OF AGY—	General Obligation of Agency

GO OF HOSP—	General Obligation of Hospital

GO OF UNIV—	General Obligation of University

GTD—	Guaranteed

IBC—	Insured Bond Certificates

IBCC—	Insured Bond Custodial Certificates

ICR—	Insured Custodial Receipts

IDA—	Industrial Development Authority

LOC—	Letter of Credit

LIQ—	Liquidity Agreement

MBIA—	Municipal Bond Insurance Association

MTGS—	Mortgages

POOL INS—	Pool Insurance

PRIV MTGS—	Private Mortgages

PSF-GTD—	Permanent School Fund Guaranteed

Q-SBLF—	Qualified School Board Loan Fund

RADIAN—	Radian Asset Assurance

Rev.—	Revenue Bond

SCSDE—	South Carolina School District Enhancement

SD CRED PROG—	School District Credit Program

SO—	Special Obligation

ST AID WITHHLDG—	State Aid Withholding

TCRS—	Transferable Custodial Receipts

VA—	Veterans Administration

VAR—	Variable Rate Note. The interest rate shown is the rate in effect at February 28, 2007.

VEREX—	Verex Assurance Inc.

XLCA—	XL Capital Assurance

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   47

STATEMENTS OF ASSETS AND LIABILITIES
As of February 28, 2007

(Amounts in thousands, except per share amounts)

	Arizona Municipal Bond Fund		Kentucky Municipal Bond Fund		Louisiana Municipal Bond Fund
ASSETS:
Investments in non-affiliates, at value	$136,326		$90,193		$79,790
Investments in affiliates, at value	5,670		—		1,046
Total investment securities, at value	141,996		90,193		80,836
Receivables:
Fund shares sold	626		—	(b)	2
Interest and dividends	1,579		892		998
Prepaid expenses and other assets	—	(b)	—	(b)	—	(b)
Total Assets	144,201		91,085		81,836

LIABILITIES:
Payables:
Due to custodian	—		175		—
Dividends	294		250		140
Investment securities purchased	4,346		—		—
Fund shares redeemed	132		2		141
Accrued liabilities:
Investment advisory fees	32		21		19
Administration fees	9		3		1
Shareholder servicing fees	11		7		7
Distribution fees	9		5		11
Custodian and accounting fees	4		5		4
Trustees’ and Officers’ fees	—	(b)	—	(b)	1
Other	36		34		40
Total Liabilities	4,873		502		364
Net Assets	$139,328		$90,583		$81,472

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

	Arizona Municipal Bond Fund		Kentucky Municipal Bond Fund	Louisiana Municipal Bond Fund
NET ASSETS:
Paid in capital	$134,913		$86,522	$77,443
Accumulated undistributed (distributions in excess of) net investment income	—	(b)	1	(2)
Accumulated net realized gains (losses)	386		(677)	(1,004)
Net unrealized appreciation (depreciation)	4,029		4,737	5,035
Total Net Assets	$139,328		$90,583	$81,472

Net Assets:
Class A	$32,842		$12,841	$40,170
Class B	1,477		4,261	6,128
Class C	2,456		—	—
Select Class	102,553		73,481	35,174
Total	$139,328		$90,583	$81,472

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	3,444		1,272	4,021
Class B	153		425	613
Class C	256		—	—
Select Class	10,652		7,290	3,522

Net Asset Value:
Class A—Redemption price per share	$9.54		$10.09	$9.99
Class B—Offering price per share (a)	$9.62		$10.02	$10.00
Class C—Offering price per share (a)	$9.60		$—	$—
Select Class—Offering and redemption price per share	$9.63		$10.08	$9.99
Class A maximum sales charge	3.75%		3.75%	3.75%
Class A maximum public offering price per share (net asset value per share/100%–maximum sales charge)	$9.91		$10.48	$10.38

Cost of investments	$137,967		$85,456	$75,801

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   49

STATEMENTS OF ASSETS AND LIABILITIES
As of February 28, 2007 (continued)

(Amounts in thousands, except per share amounts)

	Michigan Municipal Bond Fund		Ohio Municipal Bond Fund		Short Term Municipal Bond Fund
ASSETS:
Investments in non-affiliates, at value	$292,428		$205,212		$268,924
Investments in affiliates, at value	5,009		338		2,090
Total investment securities, at value	297,437		205,550		271,014
Cash	—		—	(b)	—
Receivables:
Fund shares sold	1,631		303		360
Interest and dividends	3,874		2,249		2,908
Prepaid expenses and other assets	—	(b)	—	(b)	—	(b)
Total Assets	302,942		208,102		274,282

LIABILITIES:
Payables:
Dividends	610		344		489
Investment securities purchased	3,631		—		—
Fund shares redeemed	416		417		429
Accrued liabilities:
Investment advisory fees	68		48		53
Administration fees	22		15		14
Shareholder servicing fees	34		23		32
Distribution fees	27		32		26
Custodian and accounting fees	8		6		7
Trustees’ and Officers’ fees	—	(b)	—	(b)	1
Other	32		45		35
Total Liabilities	4,848		930		1,086
Net Assets	$298,094		$207,172		$273,196

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

	Michigan Municipal Bond Fund	Ohio Municipal Bond Fund	Short Term Municipal Bond Fund
NET ASSETS:
Paid in capital	$295,838	$202,628	$277,346
Accumulated undistributed (distributions in excess of) net investment income	(8)	(3)	(10)
Accumulated net realized gains (losses)	(8,498)	(4,111)	(2,542)
Net unrealized appreciation (depreciation)	10,762	8,658	(1,598)
Total Net Assets	$298,094	$207,172	$273,196

Net Assets:
Class A	$60,941	$67,941	$43,798
Class B	22,644	27,079	9,005
Class C	4,381	5,658	21,490
Select Class	210,128	106,494	198,903
Total	$298,094	$207,172	$273,196

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	5,724	6,259	4,323
Class B	2,227	2,477	882
Class C	432	519	2,104
Select Class	19,760	9,859	19,575

Net Asset Value:
Class A—Redemption price per share	$10.65	$10.86	$10.13
Class B—Offering price per share (a)	$10.17	$10.93	$10.21
Class C—Offering price per share (a)	$10.15	$10.90	$10.21
Select Class—Offering and redemption price per share	$10.63	$10.80	$10.16
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share (net asset value per share/100%—maximum sales charge)	$11.06	$11.28	$10.36

Cost of investments	$286,675	$196,892	$272,612

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   51

STATEMENTS OF ASSETS AND LIABILITIES
As of February 28, 2007 (continued)

(Amounts in thousands, except per share amounts)

	Tax Free Bond Fund		West Virginia Municipal Bond Fund
ASSETS:
Investments in non-affiliates, at value	$1,026,893		$94,863
Investments in affiliates, at value	26,687		815
Total investment securities, at value	1,053,580		95,678
Receivables:
Fund shares sold	378		1
Interest and dividends	12,422		1,033
Variation margin on futures contracts	104		—
Prepaid expenses and other assets	—	(b)	—	(b)
Total Assets	1,066,484		96,712

LIABILITIES:
Payables:
Dividends	2,981		255
Investment securities purchased	27,296		2,163
Fund shares redeemed	299		2
Accrued liabilities:
Investment advisory fees	238		22
Administration fees	56		1
Shareholder servicing fees	104		8
Distribution fees	31		6
Custodian and accounting fees	15		5
Trustees’ and Officers’ fees	25		—	(b)
Other	53		30
Total Liabilities	31,098		2,492
Net Assets	$1,035,386		$94,220

(a)	Redemption price for Class B Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

	Tax Free Bond Fund	West Virginia Municipal Bond Fund
NET ASSETS:
Paid in capital	$969,771	$91,468
Accumulated undistributed (distributions in excess of) net investment income	(2)	(3)
Accumulated net realized gains (losses)	1,990	(1,425)
Net unrealized appreciation (depreciation)	63,627	4,180
Total Net Assets	$1,035,386	$94,220

Net Assets:
Class A	$126,207	$12,147
Class B	11,836	5,463
Select Class	897,343	76,610
Total	$1,035,386	$94,220

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	9,921	1,207
Class B	933	543
Select Class	70,700	7,690

Net Asset Value:
Class A—Redemption price per share	$12.72	$10.07
Class B—Offering price per share (a)	$12.68	$10.06
Select Class—Offering and redemption price per share	$12.69	$9.96
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share (net asset value per share/100%—maximum sales charge)	$13.22	$10.46

Cost of investments	$989,773	$91,498

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   53

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2007

(Amounts in thousands)

	Arizona Municipal Bond Fund	Kentucky Municipal Bond Fund	Louisiana Municipal Bond Fund
INVESTMENT INCOME:
Interest income	$6,336	$4,648	$4,029
Dividend income from affiliates (a)	67	19	37
Total investment income	6,403	4,667	4,066

EXPENSES:
Investment advisory fees	413	290	250
Administration fees	138	97	84
Distribution fees:
Class A	83	30	100
Class B	14	45	53
Class C	17	—	—
Shareholder servicing fees:
Class A	83	30	100
Class B	5	15	18
Class C	5	—	—
Select Class	251	196	91
Custodian and accounting fees	28	26	25
Interest expense	2	4	2
Professional fees	44	42	43
Trustees’ and Officers’ fees	2	2	1
Printing and mailing costs	10	10	10
Registration and filing fees	24	19	17
Transfer agent fees	32	24	36
Other	12	9	8
Total expenses	1,163	839	838
Less amounts waived	(175)	(143)	(146)
Less earnings credits	— (b)	— (b)	— (b)
Less expense reimbursements for legal matters	— (b)	— (b)	— (b)
Net expenses	988	696	692
Net investment income (loss)	5,415	3,971	3,374

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	938	526	157
Change in net unrealized appreciation (depreciation) of investments	(1,292)	(1,181)	(384)
Net realized/ unrealized gains (losses)	(354)	(655)	(227)
Change in net assets resulting from operations	$5,061	$3,316	$3,147

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

	Michigan Municipal Bond Fund	Ohio Municipal Bond Fund	Short Term Municipal Bond Fund
INVESTMENT INCOME:
Interest income	$13,718	$9,826	$10,820
Dividend income from affiliates (a)	127	50	210
Total investment income	13,845	9,876	11,030

EXPENSES:
Investment advisory fees	875	623	824
Administration fees	293	209	331
Distribution fees:
Class A	165	176	139
Class B	183	253	82
Class C	23	34	207
Shareholder servicing fees:
Class A	165	176	139
Class B	61	84	27
Class C	8	11	69
Select Class	496	248	588
Custodian and accounting fees	32	31	36
Interest expense	1	5	4
Professional fees	40	43	38
Trustees’ and Officers’ fees	4	3	5
Printing and mailing costs	20	22	27
Registration and filing fees	44	24	54
Transfer agent fees	49	57	49
Other	15	12	13
Total expenses	2,474	2,011	2,632
Less amounts waived	(288)	(191)	(377)
Less earnings credits	(1)	(1)	(10)
Less expense reimbursements for legal matters	— (b)	— (b)	(1)
Net expenses	2,185	1,819	2,244
Net investment income (loss)	11,660	8,057	8,786

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	1,244	251	(655)
Change in net unrealized appreciation/depreciation of investments	(2,438)	(822)	1,650
Net realized/unrealized gains (losses)	(1,194)	(571)	995
Change in net assets resulting from operations	$10,466	$7,486	$9,781

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   55

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2007

(Amounts in thousands)

	Tax Free Bond Fund	West Virginia Municipal Bond Fund
INVESTMENT INCOME:
Interest income	$52,105	$4,485
Dividend income from affiliates (a)	481	61
Total investment income	52,586	4,546

EXPENSES:
Investment advisory fees	3,311	285
Administration fees	1,109	96
Distribution fees:
Class A	286	27
Class B	93	52
Shareholder servicing fees:
Class A	286	27
Class B	31	17
Select Class	2,442	194
Custodian and accounting fees	61	26
Interest expense	— (b)	—
Professional fees	63	42
Trustees’ and Officers’ fees	18	1
Printing and mailing costs	133	8
Registration and filing fees	58	24
Transfer agent fees	127	23
Other	32	8
Total expenses	8,050	830
Less amounts waived	(1,341)	(142)
Less earnings credits	(6)	— (b)
Less expense reimbursements for legal matters	(1)	— (b)
Net expenses	6,702	688
Net investment income (loss)	45,884	3,858

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	3,557	217
Futures	(555)	—
Net realized gain (loss)	3,002	217
Change in net unrealized appreciation/depreciation of:
Investments	(5,960)	(589)
Futures	(168)	—
Change in net unrealized appreciation (depreciation)	(6,128)	(589)
Net realized/unrealized gains (losses)	(3,126)	(372)
Change in net assets resulting from operations	$42,758	$3,486

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Arizona Municipal Bond Fund			Kentucky Municipal Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$5,415	$3,663	$5,784	$3,971	$2,840	$4,558
Net realized gain (loss)	938	(56)	418	526	19	108
Change in net unrealized appreciation (depreciation)	(1,292)	(2,974)	880	(1,181)	(2,323)	1,278
Change in net assets resulting from operations	5,061	633	7,082	3,316	536	5,944

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,264)	(789)	(844)	(482)	(393)	(584)
From net realized gains	(118)	(90)	—	—	—	—
Class B
From net investment income	(61)	(47)	(69)	(193)	(185)	(313)
From net realized gains	(6)	(6)	—	—	—	—
Class C
From net investment income	(70)	(28)	(3)	—	—	—
From net realized gains	(8)	(4)	—	—	—	—
Select Class
From net investment income	(4,021)	(2,795)	(4,902)	(3,298)	(2,258)	(3,702)
From net realized gains	(364)	(282)	—	—	—	—
Total distributions to shareholders	(5,912)	(4,041)	(5,818)	(3,973)	(2,836)	(4,599)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(20)	4,822	(8,710)	(12,550)	(6,787)	(8,213)

NET ASSETS:
Change in net assets	(871)	1,414	(7,446)	(13,207)	(9,087)	(6,868)
Beginning of period	140,199	138,785	146,231	103,790	112,877	119,745
End of period	$139,328	$140,199	$138,785	$90,583	$103,790	$112,877
Accumulated undistributed (distributions in excess of) net investment income	$— (c)	$(3)	$(7)	$1	$— (c)	$(4)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Class C Shares on February 19, 2005.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

	Louisiana Municipal Bond Fund			Michigan Municipal Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,374	$2,544	$4,302	$11,660	$7,673	$11,442
Net realized gain (loss)	157	181	249	1,244	241	437
Change in net unrealized appreciation (depreciation)	(384)	(2,805)	1,248	(2,438)	(5,798)	1,541
Change in net assets resulting from operations	3,147	(80)	5,799	10,466	2,116	13,420

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,608)	(1,225)	(2,151)	(2,525)	(1,998)	(3,201)
Class B
From net investment income	(235)	(217)	(400)	(831)	(664)	(1,125)
Class C
From net investment income	—	—	—	(111)	(44)	(6)
Select Class
From net investment income	(1,530)	(1,101)	(1,795)	(8,203)	(4,983)	(7,217)
Total distributions to shareholders	(3,373)	(2,543)	(4,346)	(11,670)	(7,689)	(11,549)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(6,726)	(16,197)	(12,457)	15,803	7,975	(4,521)

NET ASSETS:
Change in net assets	(6,952)	(18,820)	(11,004)	14,599	2,402	(2,650)
Beginning of period	88,424	107,244	118,248	283,495	281,093	283,743
End of period	$81,472	$88,424	$107,244	$298,094	$283,495	$281,093
Accumulated undistributed (distributions in excess of) net investment income	$(2)	$(6)	$(7)	$(8)	$(3)	$13

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Class C Shares on February 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Ohio Municipal Bond Fund			Short Term Municipal Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$8,057	$5,527	$8,725	$8,786	$7,105	$12,100
Net realized gain (loss)	251	156	239	(655)	(477)	(193)
Change in net unrealized appreciation (depreciation)	(822)	(4,271)	2,098	1,650	(2,655)	1,146
Change in net assets resulting from operations	7,486	1,412	11,062	9,781	3,973	13,053

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,696)	(1,983)	(2,900)	(1,407)	(1,226)	(2,301)
Class B
From net investment income	(1,072)	(922)	(1,644)	(224)	(175)	(333)
Class C
From net investment income	(154)	(48)	(3)	(557)	(531)	(1,146)
Select Class
From net investment income	(4,130)	(2,570)	(4,240)	(6,587)	(5,195)	(8,402)
Total distributions to shareholders	(8,052)	(5,523)	(8,787)	(8,775)	(7,127)	(12,182)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(3,255)	(10,774)	(17,344)	(107,074)	(78,226)	(77,787)

NET ASSETS:
Change in net assets	(3,821)	(14,885)	(15,069)	(106,068)	(81,380)	(76,916)
Beginning of period	210,993	225,878	240,947	379,264	460,644	537,560
End of period	$207,172	$210,993	$225,878	$273,196	$379,264	$460,644
Accumulated undistributed (distributions in excess of) net investment income	$(3)	$(12)	$(16)	$(10)	$(23)	$(1)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Class C Shares on February 19, 2005.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

	Tax Free Bond Fund			West Virginia Municipal Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$45,884	$28,199	$29,605	$3,858	$2,649	$3,994
Net realized gain (loss)	3,002	2,535	4,752	217	100	48
Change in net unrealized appreciation (depreciation)	(6,128)	(18,976)	8,828	(589)	(2,189)	1,021
Change in net assets resulting from operations	42,758	11,758	43,185	3,486	560	5,063

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,674)	(2,748)	(2,890)	(414)	(202)	(289)
From net realized gains	(237)	(561)	(838)	—	—	—
Class B
From net investment income	(419)	(318)	(488)	(221)	(188)	(314)
From net realized gains	(24)	(78)	(194)	—	—	—
Select Class
From net investment income	(41,158)	(25,661)	(26,396)	(3,221)	(2,256)	(3,435)
From net realized gains	(1,855)	(4,790)	(6,548)	—	—	—
Total distributions to shareholders	(48,367)	(34,156)	(37,354)	(3,856)	(2,646)	(4,038)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(186,792)	168,089	567,589	(1,415)	(3,307)	(1,310)

NET ASSETS:
Change in net assets	(192,401)	145,691	573,420	(1,785)	(5,393)	(285)
Beginning of period	1,227,787	1,082,096	508,676	96,005	101,398	101,683
End of period	$1,035,386	$1,227,787	$1,082,096	$94,220	$96,005	$101,398
Accumulated undistributed (distributions in excess of) net investment income	$(2)	$324	$461	$(3)	$(7)	$(10)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   61

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Arizona Municipal Bond Fund			Kentucky Municipal Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,769	$10,759	$15,852	$3,460	$1,506	$5,043
Dividends reinvested	997	553	538	338	268	417
Cost of shares redeemed	(13,666)	(4,042)	(6,379)	(5,099)	(4,232)	(2,536)
Change in net assets from Class A capital transactions	$100	$7,270	$10,011	$(1,301)	$(2,458)	$2,924
Class B
Proceeds from shares issued	$234	$408	$990	$49	$69	$306
Dividends reinvested	52	45	55	145	135	258
Cost of shares redeemed	(1,181)	(170)	(730)	(3,682)	(1,625)	(1,801)
Change in net assets from Class B capital transactions	$(895)	$283	$315	$(3,488)	(1,421)	$(1,237)
Class C
Proceeds from shares issued	$1,735	$1,510	$434	$—	$—	$—
Dividends reinvested	68	27	3	—	—	—
Cost of shares redeemed	(1,163)	(106)	(15)	—	—	—
Change in net assets from Class C capital transactions	$640	$1,431	$422	$—	$—	$—
Select Class
Proceeds from shares issued	$24,266	$8,778	$7,504	$8,087	$6,033	$5,949
Dividends reinvested	238	49	68	68	32	54
Cost of shares redeemed	(24,369)	(12,989)	(27,030)	(15,916)	(8,973)	(15,903)
Change in net assets from Select Class capital transactions	$135	$(4,162)	$(19,458)	$(7,761)	$(2,908)	$(9,900)

SHARE TRANSACTIONS:
Class A
Issued	1,340	1,109	1,606	343	148	487
Reinvested	105	57	55	33	26	40
Redeemed	(1,435)	(418)	(650)	(507)	(413)	(244)
Change in Class A Shares	10	748	1,011	(131)	(239)	283
Class B
Issued	24	42	99	5	7	29
Reinvested	6	5	5	15	13	25
Redeemed	(123)	(18)	(73)	(369)	(160)	(174)
Change in Class B Shares	(93)	29	31	(349)	(140)	(120)
Class C
Issued	181	154	44	—	—	—
Reinvested	7	3	— (c)	—	—	—
Redeemed	(121)	(11)	(1)	—	—	—
Change in Class C Shares	67	146	43	—	—	—
Select Class
Issued	2,523	900	754	804	592	571
Reinvested	25	5	7	7	3	5
Redeemed	(2,532)	(1,330)	(2,711)	(1,582)	(881)	(1,530)
Change in Select Class Shares	16	(425)	(1,950)	(771)	(286)	(954)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Class C Shares on February 19, 2005.

(c)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

	Louisiana Municipal Bond Fund			Michigan Municipal Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,854	$2,781	$3,847	$10,316	$12,290	$22,028
Dividends reinvested	1,076	758	1,464	1,889	1,451	2,415
Cost of shares redeemed	(8,348)	(14,276)	(11,816)	(22,837)	(18,352)	(24,703)
Change in net assets from Class A capital transactions	$(1,418)	$(10,737)	$(6,505)	$(10,632)	$(4,611)	$(260)
Class B
Proceeds from shares issued	$322	$72	$541	$985	$305	$1,218
Dividends reinvested	165	151	310	585	469	888
Cost of shares redeemed	(2,910)	(3,004)	(2,670)	(5,089)	(4,066)	(5,057)
Change in net assets from Class B capital transactions	$(2,423)	$(2,781)	$(1,819)	$(3,519)	$(3,292)	$(2,951)
Class C
Proceeds from shares issued	$—	$—	$—	$3,526	$1,230	$1,135
Dividends reinvested	—	—	—	94	42	6
Cost of shares redeemed	—	—	—	(1,550)	(46)	(8)
Change in net assets from Class C capital transactions	$—	$—	$—	$2,070	$1,226	$1,133
Select Class
Proceeds from shares issued	$7,544	$1,934	$3,596	$66,712	$27,714	$22,429
Dividends reinvested	141	42	51	838	231	272
Cost of shares redeemed	(10,570)	(4,655)	(7,780)	(39,666)	(13,293)	(25,144)
Change in net assets from Select Class capital transactions	$(2,885)	$(2,679)	$(4,133)	$27,884	$14,652	$(2,443)

SHARE TRANSACTIONS:
Class A
Issued	588	276	373	972	1,142	2,010
Reinvested	108	75	142	178	135	221
Redeemed	(839)	(1,419)	(1,147)	(2,151)	(1,705)	(2,259)
Change in Class A Shares	(143)	(1,068)	(632)	(1,001)	(428)	(28)
Class B
Issued	32	7	52	97	29	116
Reinvested	17	15	30	58	46	85
Redeemed	(293)	(298)	(260)	(502)	(395)	(481)
Change in Class B Shares	(244)	(276)	(178)	(347)	(320)	(280)
Class C
Issued	—	—	—	348	119	109
Reinvested	—	—	—	10	4	— (c)
Redeemed	—	—	—	(153)	(4)	(1)
Change in Class C Shares	—	—	—	205	119	108
Select Class
Issued	758	192	350	6,290	2,579	2,054
Reinvested	14	4	5	79	21	25
Redeemed	(1,064)	(462)	(756)	(3,735)	(1,239)	(2,298)
Change in Select Class Shares	(292)	(266)	(401)	2,634	1,361	(219)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Class C Shares on February 19, 2005.

(c)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   63

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Ohio Municipal Bond Fund			Short Term Municipal Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$11,175	$11,621	$14,737	$8,314	$17,356	$56,007
Dividends reinvested	1,802	1,346	2,322	1,104	940	1,874
Cost of shares redeemed	(21,753)	(13,118)	(13,546)	(32,944)	(36,254)	(79,779)
Change in net assets from Class A capital transactions	$(8,776)	$(151)	$3,513	$(23,526)	$(17,958)	$(21,898)
Class B
Proceeds from shares issued	$344	$456	$1,624	$84	$567	$937
Dividends reinvested	793	682	1,369	164	126	267
Cost of shares redeemed	(13,760)	(8,841)	(11,430)	(4,302)	(3,893)	(5,647)
Change in net assets from Class B capital transactions	$(12,623)	$(7,703)	$(8,437)	$(4,054)	$(3,200)	$(4,443)
Class C
Proceeds from shares issued	$3,381	$2,162	$584	$2,141	$3,787	$18,354
Dividends reinvested	78	34	2	480	452	1,018
Cost of shares redeemed	(518)	(39)	(1)	(17,240)	(20,209)	(45,247)
Change in net assets from Class C capital transactions	$2,941	$2,157	$585	$(14,619)	$(15,970)	$(25,875)
Select Class
Proceeds from shares issued	$34,457	$8,598	$9,328	$56,383	$104,958	$122,729
Dividends reinvested	715	194	230	246	313	756
Cost of shares redeemed	(19,969)	(13,869)	(22,563)	(121,504)	(146,369)	(149,056)
Change in net assets from Select Class capital transactions	$15,203	$(5,077)	$(13,005)	$(64,875)	$(41,098)	$(25,571)

SHARE TRANSACTIONS:
Class A
Issued	1,032	1,062	1,331	824	1,714	5,463
Reinvested	167	123	209	109	93	184
Redeemed	(2,009)	(1,199)	(1,218)	(3,259)	(3,581)	(7,797)
Change in Class A Shares	(810)	(14)	322	(2,326)	(1,774)	(2,150)
Class B
Issued	31	41	142	8	56	91
Reinvested	73	62	122	16	12	26
Redeemed	(1,262)	(803)	(1,021)	(422)	(381)	(549)
Change in Class B Shares	(1,158)	(700)	(757)	(398)	(313)	(432)
Class C
Issued	312	196	53	210	371	1,780
Reinvested	7	3	— (c)	47	44	99
Redeemed	(48)	(4)	— (c)	(1,693)	(1,980)	(4,394)
Change in Class C Shares	271	195	53	(1,436)	(1,565)	(2,515)
Select Class
Issued	3,197	790	834	5,566	10,339	11,964
Reinvested	67	18	21	24	31	74
Redeemed	(1,853)	(1,275)	(2,041)	(11,989)	(14,408)	(14,549)
Change in Select Class Shares	1,411	(467)	(1,186)	(6,399)	(4,038)	(2,511)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Class C Shares on February 19, 2005.

(c)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

	Tax Free Bond Fund			West Virginia Municipal Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$49,625	$22,912	$20,391	$5,694	$912	$1,089
Net assets acquired in a tax-free reorganization (Note 9)	—	—	50,210
Dividends reinvested	3,407	2,220	2,452	246	118	186
Cost of shares redeemed	(33,151)	(18,292)	(29,466)	(1,777)	(561)	(1,385)
Change in net assets from Class A capital transactions	$19,881	$6,840	$43,587	$4,163	$469	$(110)
Class B
Proceeds from shares issued	$951	$596	$1,665	$117	$43	$277
Net assets acquired in a tax-free reorganization (Note 9)	—	—	4,082
Dividends reinvested	316	288	558	140	123	236
Cost of shares redeemed	(3,004)	(3,043)	(3,771)	(2,888)	(1,029)	(2,074)
Change in net assets from Class B capital transactions	$(1,737)	$(2,159)	$2,534	$(2,631)	$(863)	$(1,561)
Select Class	>
Proceeds from shares issued	$81,224	$102,593	$53,523	$7,996	$10,277	$10,287
Subscription in-kind (Note 10)	—	198,635	—	—	—	—
Net assets acquired in a tax-free reorganization (Note 9)	—	—	552,348	—	—	—
Dividends reinvested	763	2,520	929	40	16	164
Cost of shares redeemed	(286,923)	(140,340)	(85,332)	(10,983)	(13,206)	(10,090)
Change in net assets from Select Class capital transactions	$(204,936)	$163,408	$521,468	$(2,947)	$(2,913)	$361
SHARE TRANSACTIONS:
Class A
Issued	3,913	1,785	1,563	568	89	105
Shares issued in connection with Fund reorganization (Note 9)	—	—	3,855	—	—	—
Reinvested	269	173	188	25	12	18
Redeemed	(2,618)	(1,428)	(2,269)	(176)	(55)	(133)
Change in Class A Shares	1,564	530	3,337	417	46	(10)
Class B
Issued	75	46	128	11	4	27
Shares issued in connection with Fund reorganization (Note 9)	—	—	314	—	—	—
Reinvested	25	23	43	14	12	23
Redeemed	(238)	(238)	(289)	(288)	(101)	(201)
Change in Class B Shares	(138)	(169)	196	(263)	(85)	(151)
Select Class
Issued	6,427	8,044	4,107	804	1,022	1,004
Subscription in-kind (Note 10)	—	15,628	—	—	—	—
Shares issued in connection with Fund reorganization (Note 9)	—	—	42,491	—	—	—
Reinvested	60	197	71	4	2	16
Redeemed	(22,730)	(10,988)	(6,557)	(1,105)	(1,313)	(986)
Change in Select Class Shares	(16,243)	12,881	40,112	(297)	(289)	34

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Class A

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Arizona Municipal Bond Fund
Year Ended February 28, 2007	$9.60	$0.36	$(0.02)	$0.34	$(0.36)	$(0.04)	$(0.40)
July 1, 2005 to February 28, 2006 (d)	9.84	0.25	(0.21)	0.04	(0.25)	(0.03)	(0.28)
Year Ended June 30, 2005	9.76	0.38	0.09	0.47	(0.39)	—	(0.39)
Year Ended June 30, 2004	10.19	0.38	(0.41)	(0.03)	(0.38)	(0.02)	(0.40)
Year Ended June 30, 2003	9.84	0.39	0.36	0.75	(0.40)	—	(0.40)
Year Ended June 30, 2002	9.67	0.39	0.20	0.59	(0.42)	—	(0.42)

Kentucky Municipal Bond Fund
Year Ended February 28, 2007	10.15	0.40	(0.06)	0.34	(0.40)	—	(0.40)
July 1, 2005 to February 28, 2006 (d)	10.37	0.26	(0.22)	0.04	(0.26)	—	(0.26)
Year Ended June 30, 2005	10.26	0.39	0.11	0.50	(0.39)	—	(0.39)
Year Ended June 30, 2004	10.67	0.40	(0.41)	(0.01)	(0.40)	—	(0.40)
Year Ended June 30, 2003	10.32	0.40	0.36	0.76	(0.41)	—	(0.41)
Year Ended June 30, 2002	10.20	0.43	0.13	0.56	(0.44)	—	(0.44)

Louisiana Municipal Bond Fund
Year Ended February 28, 2007	10.01	0.40	(0.02)	0.38	(0.40)	—	(0.40)
July 1, 2005 to February 28, 2006 (d)	10.27	0.26	(0.26)	—	(0.26)	—	(0.26)
Year Ended June 30, 2005	10.15	0.40	0.12	0.52	(0.40)	—	(0.40)
Year Ended June 30, 2004	10.59	0.37	(0.44)	(0.07)	(0.37)	—	(0.37)
Year Ended June 30, 2003	10.21	0.38	0.38	0.76	(0.38)	—	(0.38)
Year Ended June 30, 2002	10.08	0.42	0.13	0.55	(0.42)	—	(0.42)

Michigan Municipal Bond Fund
Year Ended February 28, 2007	10.69	0.42	(0.05)	0.37	(0.41)	—	(0.41)
July 1, 2005 to February 28, 2006 (d)	10.90	0.29	(0.21)	0.08	(0.29)	—	(0.29)
Year Ended June 30, 2005	10.83	0.43	0.07	0.50	(0.43)	—	(0.43)
Year Ended June 30, 2004	11.30	0.45	(0.48)	(0.03)	(0.44)	—	(0.44)
Year Ended June 30, 2003	10.84	0.43	0.46	0.89	(0.43)	—	(0.43)
Year Ended June 30, 2002	10.65	0.46	0.19	0.65	(0.46)	—	(0.46)

Ohio Municipal Bond Fund
Year Ended February 28, 2007	10.88	0.42	(0.02)	0.40	(0.42)	—	(0.42)
July 1, 2005 to February 28, 2006 (d)	11.09	0.28	(0.21)	0.07	(0.28)	—	(0.28)
Year Ended June 30, 2005	10.98	0.41	0.12	0.53	(0.42)	—	(0.42)
Year Ended June 30, 2004	11.41	0.41	(0.43)	(0.02)	(0.41)	—	(0.41)
Year Ended June 30, 2003	11.01	0.40	0.41	0.81	(0.41)	—	(0.41)
Year Ended June 30, 2002	10.82	0.46	0.19	0.65	(0.46)	—	(0.46)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.54	3.61%	$32,842	0.88%		3.77%	1.01%	30%
9.60	0.37	32,964	0.88		3.82	1.01	4
9.84	4.87	26,429	0.86		3.86	0.99	5
9.76	(0.34)	16,352	0.84		3.76	0.99	11
10.19	7.73	11,576	0.84		3.91	0.99	18
9.84	6.25	9,462	0.84		4.26	0.99	12

10.09	3.44	12,841	0.88		3.95	1.04	13
10.15	0.42	14,245	0.88		3.85	1.04	4
10.37	4.97	17,032	0.86		3.76	1.00	3
10.26	(0.08)	13,935	0.86		3.84	1.01	5
10.67	7.48	15,593	0.86		3.86	1.01	9
10.32	5.61	13,099	0.86		4.30	1.01	15

9.99	3.89	40,170	0.88		3.99	1.07	10
10.01	0.05	41,687	0.89	(e)	3.88	1.07	2
10.27	5.20	53,725	0.87		3.82	1.13	3
10.15	(0.68)	59,497	0.86		3.58	1.16	2
10.59	7.58	76,095	0.86		3.65	1.16	10
10.21	5.59	69,037	0.86		4.15	1.16	22

10.65	3.53	60,941	0.86		3.89	0.97	21
10.69	0.71	71,898	0.86		3.99	0.97	4
10.90	4.69	78,000	0.86		3.93	1.01	12
10.83	(0.28)	77,774	0.85		3.96	1.00	10
11.30	8.37	97,090	0.85		3.91	1.00	11
10.84	6.22	69,371	0.85		4.28	1.00	8

10.86	3.74	67,941	0.88		3.87	1.00	19
10.88	0.62	76,935	0.88		3.80	1.00	4
11.09	4.85	78,525	0.86		3.72	1.10	7
10.98	(0.18)	74,235	0.85		3.63	1.16	16
11.41	7.44	87,877	0.85		3.61	1.16	15
11.01	6.08	47,914	0.85		4.23	1.16	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class A (continued)

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Short Term Municipal Bond Fund
Year Ended February 28, 2007	$10.10	$0.25	$0.04	$0.29	$(0.26)	$—	$(0.26)
July 1, 2005 to February 28, 2006 (d)	10.17	0.16	(0.07)	0.09	(0.16)	—	(0.16)
Year Ended June 30, 2005	10.16	0.23	0.02	0.25	(0.24)	—	(0.24)
Year Ended June 30, 2004	10.40	0.22	(0.21)	0.01	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2003	10.21	0.26	0.20	0.46	(0.26)	(0.01)	(0.27)
Year Ended June 30, 2002	10.07	0.32	0.14	0.46	(0.32)	—	(0.32)

Tax Free Bond Fund
Year Ended February 28, 2007	12.76	0.51	—	0.51	(0.52)	(0.03)	(0.55)
July 1, 2005 to February 28, 2006 (d)	13.04	0.33	(0.20)	0.13	(0.34)	(0.07)	(0.41)
Year Ended June 30, 2005	12.90	0.54	0.33	0.87	(0.53)	(0.20)	(0.73)
Year Ended June 30, 2004	13.44	0.55	(0.52)	0.03	(0.55)	(0.02)	(0.57)
Year Ended June 30, 2003	12.91	0.55	0.54	1.09	(0.56)	—	(0.56)
Year Ended June 30, 2002	12.74	0.57	0.18	0.75	(0.58)	—	(0.58)

West Virginia Municipal Bond Fund
Year Ended February 28, 2007	10.10	0.38	(0.02)	0.36	(0.39)	—	(0.39)
July 1, 2005 to February 28, 2006 (d)	10.32	0.27	(0.22)	0.05	(0.27)	—	(0.27)
Year Ended June 30, 2005	10.21	0.39	0.11	0.50	(0.39)	—	(0.39)
Year Ended June 30, 2004	10.64	0.39	(0.44)	(0.05)	(0.38)	—	(0.38)
Year Ended June 30, 2003	10.27	0.41	0.37	0.78	(0.41)	—	(0.41)
Year Ended June 30, 2002	10.14	0.46	0.13	0.59	(0.46)	—	(0.46)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$10.13	2.93%	$43,798	0.80%	2.55%	0.92%	24%
10.10	0.89	67,143	0.80	2.33	0.92	13
10.17	2.47	85,690	0.80	2.28	1.08	41
10.16	0.11	107,434	0.80	2.10	1.16	138
10.40	4.57	109,112	0.80	2.53	1.15	110
10.21	4.64	49,927	0.80	3.13	1.15	94

12.72	4.03	126,207	0.75	4.02	0.95	31
12.76	0.98	106,675	0.75	3.87	0.93	30
13.04	6.82	102,064	0.79	3.99	0.96	43
12.90	0.27	57,927	0.84	4.16	0.99	20
13.44	8.59	67,693	0.83	4.22	0.98	12
12.91	5.97	51,859	0.83	4.47	0.98	11

10.07	3.63	12,147	0.88	3.89	1.04	17
10.10	0.47	7,985	0.88	3.98	1.05	4
10.32	4.93	7,677	0.86	3.74	1.01	4
10.21	(0.50)	7,695	0.85	3.66	1.01	20
10.64	7.77	10,045	0.84	3.97	1.00	10
10.27	5.89	6,422	0.86	4.48	1.01	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Arizona Municipal Bond Fund
Year Ended February 28, 2007	$9.69	$0.30	$(0.03)	$0.27	$(0.30)	$(0.04)	$(0.34)
July 1, 2005 to February 28, 2006 (d)	9.92	0.21	(0.20)	0.01	(0.21)	(0.03)	(0.24)
Year Ended June 30, 2005	9.85	0.32	0.08	0.40	(0.33)	—	(0.33)
Year Ended June 30, 2004	10.30	0.31	(0.43)	(0.12)	(0.31)	(0.02)	(0.33)
Year Ended June 30, 2003	9.92	0.32	0.39	0.71	(0.33)	—	(0.33)
Year Ended June 30, 2002	9.75	0.35	0.18	0.53	(0.36)	—	(0.36)

Kentucky Municipal Bond Fund
Year Ended February 28, 2007	10.08	0.33	(0.06)	0.27	(0.33)	—	(0.33)
July 1, 2005 to February 28, 2006 (d)	10.30	0.22	(0.22)	—	(0.22)	—	(0.22)
Year Ended June 30, 2005	10.19	0.33	0.11	0.44	(0.33)	—	(0.33)
Year Ended June 30, 2004	10.60	0.33	(0.41)	(0.08)	(0.33)	—	(0.33)
Year Ended June 30, 2003	10.26	0.34	0.34	0.68	(0.34)	—	(0.34)
Year Ended June 30, 2002	10.14	0.38	0.12	0.50	(0.38)	—	(0.38)

Louisiana Municipal Bond Fund
Year Ended February 28, 2007	10.02	0.33	(0.02)	0.31	(0.33)	—	(0.33)
July 1, 2005 to February 28, 2006 (d)	10.27	0.22	(0.25)	(0.03)	(0.22)	—	(0.22)
Year Ended June 30, 2005	10.15	0.33	0.12	0.45	(0.33)	—	(0.33)
Year Ended June 30, 2004	10.58	0.31	(0.43)	(0.12)	(0.31)	—	(0.31)
Year Ended June 30, 2003	10.21	0.32	0.37	0.69	(0.32)	—	(0.32)
Year Ended June 30, 2002	10.08	0.36	0.13	0.49	(0.36)	—	(0.36)

Michigan Municipal Bond Fund
Year Ended February 28, 2007	10.23	0.32	(0.03)	0.29	(0.35)	—	(0.35)
July 1, 2005 to February 28, 2006 (d)	10.45	0.22	(0.20)	0.02	(0.24)	—	(0.24)
Year Ended June 30, 2005	10.40	0.34	0.08	0.42	(0.37)	—	(0.37)
Year Ended June 30, 2004	10.87	0.35	(0.45)	(0.10)	(0.37)	—	(0.37)
Year Ended June 30, 2003	10.45	0.35	0.44	0.79	(0.37)	—	(0.37)
Year Ended June 30, 2002	10.29	0.38	0.18	0.56	(0.40)	—	(0.40)

Ohio Municipal Bond Fund
Year Ended February 28, 2007	10.96	0.37	(0.05)	0.32	(0.35)	—	(0.35)
July 1, 2005 to February 28, 2006 (d)	11.16	0.24	(0.21)	0.03	(0.23)	—	(0.23)
Year Ended June 30, 2005	11.05	0.35	0.11	0.46	(0.35)	—	(0.35)
Year Ended June 30, 2004	11.49	0.34	(0.44)	(0.10)	(0.34)	—	(0.34)
Year Ended June 30, 2003	11.08	0.34	0.41	0.75	(0.34)	—	(0.34)
Year Ended June 30, 2002	10.90	0.39	0.18	0.57	(0.39)	—	(0.39)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.62	2.83%	$1,477	1.51%		3.16%	1.51%	30%
9.69	0.05	2,387	1.51		3.18	1.51	4
9.92	4.10	2,158	1.48		3.24	1.59	5
9.85	(1.18)	1,831	1.49		3.11	1.64	11
10.30	7.09	1,761	1.49		3.25	1.64	18
9.92	5.53	1,032	1.49		3.62	1.64	12

10.02	2.79	4,261	1.53		3.31	1.54	13
10.08	(0.01)	7,806	1.52		3.21	1.54	4
10.30	4.34	9,413	1.49		3.12	1.60	3
10.19	(0.73)	10,533	1.51		3.18	1.66	5
10.60	6.73	14,947	1.51		3.21	1.66	9
10.26	4.97	14,559	1.51		3.65	1.66	15

10.00	3.21	6,128	1.53		3.34	1.57	10
10.02	(0.30)	8,580	1.54	(e)	3.23	1.57	2
10.27	4.48	11,643	1.51		3.18	1.73	3
10.15	(1.17)	13,298	1.51		2.93	1.81	2
10.58	6.90	16,332	1.51		3.00	1.81	10
10.21	4.90	13,085	1.51		3.50	1.81	22

10.17	2.88	22,644	1.47		3.28	1.47	21
10.23	0.23	26,334	1.47		3.37	1.47	4
10.45	4.12	30,233	1.49		3.30	1.60	12
10.40	(0.93)	33,018	1.50		3.32	1.65	10
10.87	7.64	38,980	1.50		3.26	1.65	11
10.45	5.49	28,567	1.50		3.63	1.65	8

10.93	2.99	27,079	1.50		3.26	1.50	19
10.96	0.28	39,832	1.50		3.18	1.50	4
11.16	4.21	48,375	1.49		3.08	1.70	7
11.05	(0.91)	56,279	1.50		2.98	1.81	16
11.49	6.82	73,263	1.50		2.99	1.81	15
11.08	5.30	58,650	1.50		3.59	1.81	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B (continued)

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Short Term Municipal Bond Fund
Year Ended February 28, 2007	$10.18	$0.21	$0.03	$0.24	$(0.21)	$—	$(0.21)
July 1, 2005 to February 28, 2006 (d)	10.25	0.13	(0.07)	0.06	(0.13)	—	(0.13)
Year Ended June 30, 2005	10.23	0.19	0.02	0.21	(0.19)	—	(0.19)
Year Ended June 30, 2004	10.47	0.17	(0.21)	(0.04)	(0.17)	(0.03)	(0.20)
Year Ended June 30, 2003	10.28	0.21	0.20	0.41	(0.21)	(0.01)	(0.22)
Year Ended June 30, 2002	10.14	0.27	0.14	0.41	(0.27)	—	(0.27)

Tax Free Bond Fund
Year Ended February 28, 2007	12.73	0.42	(0.01)	0.41	(0.43)	(0.03)	(0.46)
July 1, 2005 to February 28, 2006 (d)	13.01	0.27	(0.20)	0.07	(0.28)	(0.07)	(0.35)
Year Ended June 30, 2005	12.88	0.45	0.32	0.77	(0.44)	(0.20)	(0.64)
Year Ended June 30, 2004	13.42	0.47	(0.52)	(0.05)	(0.47)	(0.02)	(0.49)
Year Ended June 30, 2003	12.89	0.47	0.54	1.01	(0.48)	—	(0.48)
Year Ended June 30, 2002	12.72	0.48	0.19	0.67	(0.50)	—	(0.50)

West Virginia Municipal Bond Fund
Year Ended February 28, 2007	10.09	0.34	(0.05)	0.29	(0.32)	—	(0.32)
July 1, 2005 to February 28, 2006 (d)	10.30	0.23	(0.22)	0.01	(0.22)	—	(0.22)
Year Ended June 30, 2005	10.20	0.32	0.10	0.42	(0.32)	—	(0.32)
Year Ended June 30, 2004	10.62	0.32	(0.43)	(0.11)	(0.31)	—	(0.31)
Year Ended June 30, 2003	10.26	0.35	0.36	0.71	(0.35)	—	(0.35)
Year Ended June 30, 2002	10.13	0.38	0.14	0.52	(0.39)	—	(0.39)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$10.21	2.40%	$9,005	1.30%	2.05%	1.42%	24%
10.18	0.54	13,024	1.30	1.82	1.42	13
10.25	2.01	16,334	1.30	1.77	1.68	41
10.23	(0.40)	20,726	1.30	1.60	1.81	138
10.47	4.04	22,804	1.30	2.02	1.80	110
10.28	4.10	7,728	1.30	2.66	1.80	94

12.68	3.24	11,836	1.44	3.33	1.45	31
12.73	0.52	13,634	1.43	3.18	1.43	30
13.01	6.06	16,129	1.46	3.36	1.55	43
12.88	(0.38)	13,446	1.49	3.51	1.64	20
13.42	7.92	17,324	1.48	3.57	1.63	12
12.89	5.33	13,003	1.48	3.82	1.63	11

10.06	2.96	5,463	1.53	3.26	1.54	17
10.09	0.14	8,131	1.53	3.33	1.55	4
10.30	4.17	9,177	1.51	3.09	1.61	4
10.20	(1.15)	10,626	1.50	3.02	1.66	20
10.62	7.08	12,568	1.49	3.33	1.65	10
10.26	5.26	10,008	1.51	3.83	1.66	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   73

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Arizona Municipal Bond Fund
Year Ended February 28, 2007	$9.67	$0.31	$(0.04)	$0.27	$(0.30)	$(0.04)	$(0.34)
July 1, 2005 to February 28, 2006 (d)	9.92	0.21	(0.22)	(0.01)	(0.21)	(0.03)	(0.24)
February 19, 2005 (e) to June 30, 2005	9.96	0.13	(0.02)	0.11	(0.15)	—	(0.15)

Michigan Municipal Bond Fund
Year Ended February 28, 2007	10.22	0.35	(0.07)	0.28	(0.35)	—	(0.35)
July 1, 2005 to February 28, 2006 (d)	10.44	0.24	(0.21)	0.03	(0.25)	—	(0.25)
February 19, 2005 (e) to June 30, 2005	10.51	0.15	(0.05)	0.10	(0.17)	—	(0.17)

Ohio Municipal Bond Fund
Year Ended February 28, 2007	10.93	0.36	(0.03)	0.33	(0.36)	—	(0.36)
July 1, 2005 to February 28, 2006 (d)	11.15	0.25	(0.23)	0.02	(0.24)	—	(0.24)
February 19, 2005 (e) to June 30, 2005	11.22	0.14	(0.04)	0.10	(0.17)	—	(0.17)

Short Term Municipal Bond Fund
Year Ended February 28, 2007	10.18	0.22	0.02	0.24	(0.21)	—	(0.21)
July 1, 2005 to February 28, 2006 (d)	10.25	0.13	(0.07)	0.06	(0.13)	—	(0.13)
Year Ended June 30, 2005	10.23	0.19	0.01	0.20	(0.18)	—	(0.18)
Year Ended June 30, 2004	10.47	0.17	(0.21)	(0.04)	(0.17)	(0.03)	(0.20)
Year Ended June 30, 2003	10.28	0.21	0.20	0.41	(0.21)	(0.01)	(0.22)
November 1, 2001 (e) to June 30, 2002	10.28	0.17	0.01	0.18	(0.18)	—	(0.18)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

74   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.60	2.85%	$2,456	1.51%	3.14%	1.51%	30%
9.67	(0.09)	1,826	1.51	3.20	1.51	4
9.92	1.07	422	1.48	3.20	1.50	5

10.15	2.84	4,381	1.47	3.26	1.47	21
10.22	0.27	2,325	1.47	3.38	1.47	4
10.44	0.98	1,133	1.48	3.31	1.55	12

10.90	3.06	5,658	1.49	3.25	1.50	19
10.93	0.19	2,711	1.51	3.19	1.51	4
11.15	0.86	585	1.47	3.18	1.51	7

10.21	2.40	21,490	1.30	2.04	1.42	24
10.18	0.55	36,022	1.30	1.82	1.42	13
10.25	2.00	52,332	1.30	1.77	1.68	41
10.23	(0.41)	77,977	1.30	1.60	1.81	138
10.47	4.02	94,853	1.30	2.03	1.80	110
10.28	3.97	35,477	1.30	2.54	1.82	94

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   75

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Arizona Municipal Bond Fund
Year Ended February 28, 2007	$9.69	$0.39	$(0.02)	$0.37	$(0.39)	$(0.04)	$(0.43)
July 1, 2005 to February 28, 2006 (d)	9.93	0.27	(0.22)	0.05	(0.26)	(0.03)	(0.29)
Year Ended June 30, 2005	9.84	0.41	0.09	0.50	(0.41)	—	(0.41)
Year Ended June 30, 2004	10.28	0.40	(0.42)	(0.02)	(0.40)	(0.02)	(0.42)
Year Ended June 30, 2003	9.92	0.43	0.36	0.79	(0.43)	—	(0.43)
Year Ended June 30, 2002	9.75	0.45	0.17	0.62	(0.45)	—	(0.45)

Kentucky Municipal Bond Fund
Year Ended February 28, 2007	10.14	0.43	(0.06)	0.37	(0.43)	—	(0.43)
July 1, 2005 to February 28, 2006 (d)	10.36	0.28	(0.22)	0.06	(0.28)	—	(0.28)
Year Ended June 30, 2005	10.24	0.42	0.12	0.54	(0.42)	—	(0.42)
Year Ended June 30, 2004	10.66	0.43	(0.42)	0.01	(0.43)	—	(0.43)
Year Ended June 30, 2003	10.31	0.44	0.35	0.79	(0.44)	—	(0.44)
Year Ended June 30, 2002	10.19	0.47	0.12	0.59	(0.47)	—	(0.47)

Louisiana Municipal Bond Fund
Year Ended February 28, 2007	10.01	0.42	(0.02)	0.40	(0.42)	—	(0.42)
July 1, 2005 to February 28, 2006 (d)	10.26	0.28	(0.25)	0.03	(0.28)	—	(0.28)
Year Ended June 30, 2005	10.14	0.42	0.13	0.55	(0.43)	—	(0.43)
Year Ended June 30, 2004	10.58	0.40	(0.44)	(0.04)	(0.40)	—	(0.40)
Year Ended June 30, 2003	10.20	0.41	0.38	0.79	(0.41)	—	(0.41)
Year Ended June 30, 2002	10.08	0.45	0.12	0.57	(0.45)	—	(0.45)

Michigan Municipal Bond Fund
Year Ended February 28, 2007	10.68	0.44	(0.05)	0.39	(0.44)	—	(0.44)
July 1, 2005 to February 28, 2006 (d)	10.89	0.30	(0.21)	0.09	(0.30)	—	(0.30)
Year Ended June 30, 2005	10.82	0.46	0.07	0.53	(0.46)	—	(0.46)
Year Ended June 30, 2004	11.29	0.47	(0.47)	—	(0.47)	—	(0.47)
Year Ended June 30, 2003	10.83	0.46	0.46	0.92	(0.46)	—	(0.46)
Year Ended June 30, 2002	10.65	0.49	0.18	0.67	(0.49)	—	(0.49)

Ohio Municipal Bond Fund
Year Ended February 28, 2007	10.83	0.44	(0.02)	0.42	(0.45)	—	(0.45)
July 1, 2005 to February 28, 2006 (d)	11.04	0.30	(0.21)	0.09	(0.30)	—	(0.30)
Year Ended June 30, 2005	10.93	0.44	0.11	0.55	(0.44)	—	(0.44)
Year Ended June 30, 2004	11.36	0.44	(0.43)	0.01	(0.44)	—	(0.44)
Year Ended June 30, 2003	10.97	0.44	0.39	0.83	(0.44)	—	(0.44)
Year Ended June 30, 2002	10.79	0.49	0.18	0.67	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

76   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.63	3.83%	$102,553	0.63%		4.02%	0.76%	30%
9.69	0.53	103,022	0.63		4.06	0.76	4
9.93	5.18	109,776	0.60		4.12	0.67	5
9.84	(0.16)	128,048	0.59		4.01	0.64	11
10.28	8.06	141,541	0.59		4.17	0.64	18
9.92	6.57	161,869	0.59		4.52	0.64	12

10.08	3.69	73,481	0.63		4.20	0.79	13
10.14	0.59	81,739	0.63		4.10	0.79	4
10.36	5.36	86,432	0.61		4.00	0.68	3
10.24	0.10	95,277	0.61		4.09	0.66	5
10.66	7.74	116,423	0.61		4.12	0.66	9
10.31	5.89	122,970	0.61		4.56	0.66	15

9.99	4.12	35,174	0.63		4.24	0.82	10
10.01	0.33	38,157	0.64	(e)	4.13	0.83	2
10.26	5.46	41,876	0.62		4.07	0.82	3
10.14	(0.37)	45,453	0.61		3.84	0.81	2
10.58	7.86	56,421	0.61		3.90	0.81	10
10.20	5.75	68,446	0.61		4.41	0.81	22

10.63	3.72	210,128	0.61		4.13	0.72	21
10.68	0.87	182,938	0.61		4.24	0.72	4
10.89	4.97	171,727	0.61		4.18	0.69	12
10.82	(0.04)	172,951	0.60		4.22	0.65	10
11.29	8.67	203,301	0.60		4.18	0.65	11
10.83	6.39	216,149	0.60		4.53	0.65	8

10.80	3.94	106,494	0.63		4.12	0.75	19
10.83	0.81	91,515	0.63		4.05	0.75	4
11.04	5.13	98,393	0.61		3.96	0.79	7
10.93	0.06	110,433	0.60		3.88	0.81	16
11.36	7.67	132,810	0.60		3.90	0.81	15
10.97	6.33	136,759	0.60		4.49	0.82	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   77

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class (continued)

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Short Term Municipal Bond Fund
Year Ended February 28, 2007	$10.13	$0.29	$0.03	$0.32	$(0.29)	$—	$(0.29)
July 1, 2005 to February 28, 2006 (d)	10.21	0.18	(0.08)	0.10	(0.18)	—	(0.18)
Year Ended June 30, 2005	10.19	0.26	0.02	0.28	(0.26)	—	(0.26)
Year Ended June 30, 2004	10.43	0.25	(0.21)	0.04	(0.25)	(0.03)	(0.28)
Year Ended June 30, 2003	10.24	0.28	0.20	0.48	(0.28)	(0.01)	(0.29)
Year Ended June 30, 2002	10.09	0.35	0.15	0.50	(0.35)	—	(0.35)

Tax Free Bond Fund
Year Ended February 28, 2007	12.74	0.53	(0.01)	0.52	(0.54)	(0.03)	(0.57)
July 1, 2005 to February 28, 2006 (d)	13.01	0.34	(0.19)	0.15	(0.35)	(0.07)	(0.42)
Year Ended June 30, 2005	12.88	0.55	0.34	0.89	(0.56)	(0.20)	(0.76)
Year Ended June 30, 2004	13.42	0.59	(0.52)	0.07	(0.59)	(0.02)	(0.61)
Year Ended June 30, 2003	12.89	0.59	0.53	1.12	(0.59)	—	(0.59)
Year Ended June 30, 2002	12.72	0.61	0.17	0.78	(0.61)	—	(0.61)

West Virginia Municipal Bond Fund
Year Ended February 28, 2007	10.00	0.41	(0.04)	0.37	(0.41)	—	(0.41)
July 1, 2005 to February 28, 2006 (d)	10.22	0.28	(0.22)	0.06	(0.28)	—	(0.28)
Year Ended June 30, 2005	10.11	0.41	0.12	0.53	(0.42)	—	(0.42)
Year Ended June 30, 2004	10.55	0.41	(0.44)	(0.03)	(0.41)	—	(0.41)
Year Ended June 30, 2003	10.19	0.44	0.36	0.80	(0.44)	—	(0.44)
Year Ended June 30, 2002	10.06	0.48	0.13	0.61	(0.48)	—	(0.48)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

78   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$10.16	3.19%	$198,903	0.55%	2.80%	0.67%	24%
10.13	0.97	263,075	0.55	2.57	0.67	13
10.21	2.80	306,288	0.55	2.53	0.76	41
10.19	0.35	331,423	0.55	2.36	0.81	138
10.43	4.81	334,990	0.55	2.79	0.81	110
10.24	4.98	219,485	0.55	3.48	0.81	94

12.69	4.13	897,343	0.58	4.19	0.70	31
12.74	1.18	1,107,478	0.58	4.04	0.68	30
13.01	7.06	963,903	0.58	4.18	0.66	43
12.88	0.53	437,303	0.59	4.41	0.64	20
13.42	8.86	515,093	0.58	4.47	0.63	12
12.89	6.25	539,253	0.58	4.72	0.63	11

9.96	3.82	76,610	0.63	4.15	0.79	17
10.00	0.65	79,889	0.63	4.23	0.80	4
10.22	5.27	84,544	0.61	3.99	0.70	4
10.11	(0.33)	83,362	0.60	3.92	0.66	20
10.55	8.00	88,621	0.59	4.24	0.65	10
10.19	6.22	79,617	0.61	4.73	0.66	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   79

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007

1. Organization

JPMorgan Trust II (“JPM II”) (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 8 separate funds of the Trust (collectively, the “Funds”) covered by this report:

Classes offered
Arizona Municipal Bond Fund	Class A, Class B, Class C and Select Class
Kentucky Municipal Bond Fund	Class A, Class B and Select Class
Louisiana Municipal Bond Fund	Class A, Class B and Select Class
Michigan Municipal Bond Fund	Class A, Class B, Class C and Select Class
Ohio Municipal Bond Fund	Class A, Class B, Class C and Select Class
Short Term Municipal Bond Fund	Class A, Class B, Class C and Select Class
Tax Free Bond Fund	Class A, Class B and Select Class
West Virginia Municipal Bond Fund	Class A, Class B and Select Class

The Class C Shares commenced operations on February 19, 2005 for the Arizona Municipal Bond Fund, Michigan Municipal Bond Fund and Ohio Municipal Bond Fund.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (except for Class C Shares of Short Term Municipal Bond Fund). Class B Shares automatically convert to Class A Shares after eight years (except for Short Term Municipal Bond Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to the Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to contingent deferred sales charges as described in the Funds’ prospectus.

Effective August 1, 2006, the maximum sales charges incurred on sales of Class A Shares of the Funds changed as noted below:

	Sales Charge Effective August 1, 2006	Sales Charge Prior to August 1, 2006
Arizona Municipal Bond Fund	3.75%	4.50%
Kentucky Municipal Bond Fund	3.75	4.50
Louisiana Municipal Bond Fund	3.75	4.50
Michigan Municipal Bond Fund	3.75	4.50
Ohio Municipal Bond Fund	3.75	4.50
Short Term Municipal Bond Fund	2.25	3.00
Tax Free Bond Fund	3.75	4.50
West Virginia Municipal Bond Fund	3.75	4.50

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than short-term investments maturing in 61 days or less) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers generally provide bid-side quotations. Generally, short-term investments maturing in 61 days or less are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

80   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of February 28, 2007 (amounts in thousands):

	Market Value	Percentage
Louisiana Municipal Bond Fund	$535	0.7%
Michigan Municipal Bond Fund	1,207	0.4
Ohio Municipal Bond Fund	1,019	0.5
Short Term Municipal Bond Fund	4,107	1.5
West Virginia Municipal Bond Fund	575	0.6

C. Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

As of February 28, 2007, the Tax Free Bond Fund had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to segregate assets with a current value at least equal to the amount of their when-issued or delayed delivery purchase commitments.

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   81

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Arizona Municipal Bond Fund	$(4)	$4	$—
Kentucky Municipal Bond Fund	(3)	3	—
Louisiana Municipal Bond Fund	(3)	3	—
Michigan Municipal Bond Fund	(5)	5	—
Ohio Municipal Bond Fund	(4)	4	—
Short Term Municipal Bond Fund	(2)	2	—
Tax Free Bond Fund	17	41	(58)
West Virginia Municipal Bond Fund	(2)	2	—

The reclassifications for the Funds related primarily to differences in character for tax purposes of deferred compensation and reclassifications of distributions (for Tax Free Bond Fund).

H. New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Arizona Municipal Bond Fund	0.30%
Kentucky Municipal Bond Fund	0.30
Louisiana Municipal Bond Fund	0.30
Michigan Municipal Bond Fund	0.30
Ohio Municipal Bond Fund	0.30
Short Term Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
West Virginia Municipal Bond Fund	0.30

The Advisor waived Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

82   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

The amount of these waivers/reimbursements resulting from investments in the money market funds for the year ended are as follows (amounts in thousands):

Year Ended 2/28/2007
Arizona Municipal Bond Fund	$4
Kentucky Municipal Bond Fund	1
Louisiana Municipal Bond Fund	2
Michigan Municipal Bond Fund	7
Ohio Municipal Bond Fund	3
Short Term Municipal Bond Fund	12
Tax Free Bond Fund	27
West Virginia Municipal Bond Fund	3

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C
0.25%	0.75%	0.75%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges (“CDSC”) from redemptions of Class B and Class C Shares (except for Class C Shares of the Short Term Municipal Bond Fund) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2007, the Distributor retained the following amounts (in thousands):

	Front End Sales Charge	CDSC
Arizona Municipal Bond Fund	$20	$33
Kentucky Municipal Bond Fund	4	17
Louisiana Municipal Bond Fund	7	20
Michigan Municipal Bond Fund	26	51
Ohio Municipal Bond Fund	14	63
Short Term Municipal Bond Fund	3	19
Tax Free Bond Fund	74	49
West Virginia Municipal Bond Fund	13	18

The Distributor waived Distribution fees and/or reimbursed expenses as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class B, Class C and Select Class Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees and/or reimbursed expenses as outlined in Note 3.F.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   83

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”) provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Select Class
Arizona Municipal Bond Fund	0.88%	1.53%	1.53%	0.63%
Kentucky Municipal Bond Fund	0.88	1.53	n/a	0.63
Louisiana Municipal Bond Fund	0.88	1.53	n/a	0.63
Michigan Municipal Bond Fund	0.88	1.53	1.53	0.63
Ohio Municipal Bond Fund	0.88	1.53	1.53	0.63
Short Term Municipal Bond Fund	0.80	1.30	1.30	0.55
Tax Free Bond Fund	0.75	1.44	n/a	0.58
West Virginia Municipal Bond Fund	0.88	1.53	n/a	0.63

The contractual expense limitation agreements were in effect for the year ended February 28, 2007. The expense limitation percentages in the table above are in place until at least June 30, 2007.

For the year ended February 28, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Administration	Shareholder Servicing	Total
Arizona Municipal Bond Fund	$3	$172	$175
Kentucky Municipal Bond Fund	10	133	143
Louisiana Municipal Bond Fund	31	115	146
Michigan Municipal Bond Fund	—	237	237
Ohio Municipal Bond Fund	—	191	191
Short Term Municipal Bond Fund	48	329	377
Tax Free Bond Fund	69	1,272	1,341
West Virginia Municipal Bond Fund	13	129	142

	Voluntary Waivers
	Shareholder Servicing	Total
Michigan Municipal Bond Fund	$51	$51

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Officers’ fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the period ended February 28, 2007 the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

84   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

4. Investment Transactions

During the year ended February 28, 2007, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Arizona Municipal Bond Fund	$41,419	$40,494
Kentucky Municipal Bond Fund	12,928	25,708
Louisiana Municipal Bond Fund	7,936	14,384
Michigan Municipal Bond Fund	76,762	60,037
Ohio Municipal Bond Fund	39,730	42,750
Short Term Municipal Bond Fund	72,895	153,071
Tax Free Bond Fund	339,033	504,928
West Virginia Municipal Bond Fund	18,713	16,065

During the year ended February 28, 2007, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2007, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
Arizona Municipal Bond Fund	$137,967	$4,096	$67		$4,029
Kentucky Municipal Bond Fund	85,456	4,779	42		4,737
Louisiana Municipal Bond Fund	75,918	4,918	—	(a)	4,918
Michigan Municipal Bond Fund	286,675	10,834	72		10,762
Ohio Municipal Bond Fund	196,892	8,693	35		8,658
Short Term Municipal Bond Fund	272,612	233	1,831		(1,598)
Tax Free Bond Fund	989,620	64,214	254		63,960
West Virginia Municipal Bond Fund	91,498	4,181	1		4,180

(a)	Amount rounds to less than $1,000.

For the Louisiana Municipal Bond Fund, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals. For the Tax Free Bond Fund, the difference between book and tax basis appreciation (depreciation) is primarily attributed to differences relating to income recognition for securities acquired in a transfer in kind. (see Note 10).

The tax character of distributions paid during the fiscal year ended February 28, 2007 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long term Capital gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Arizona Municipal Bond Fund	$34	$496	$530	$5,382	$5,912
Kentucky Municipal Bond Fund	15	—	15	3,958	3,973
Louisiana Municipal Bond Fund	14	—	14	3,359	3,373
Michigan Municipal Bond Fund	199	—	199	11,471	11,670
Ohio Municipal Bond Fund	152	—	152	7,900	8,052
Short Term Municipal Bond Fund	53	—	53	8,722	8,775
Tax Free Bond Fund	863	1,547	2,410	45,957	48,367
West Virginia Municipal Bond Fund	18	—	18	3,838	3,856

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   85

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

The tax character of distributions paid during the period ended February 28, 2006 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long term Capital gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Arizona Municipal Bond Fund	$33	$382	$415	$3,626	$4,041
Kentucky Municipal Bond Fund	18	—	18	2,818	2,836
Louisiana Municipal Bond Fund	11	—	11	2,532	2,543
Michigan Municipal Bond Fund	171	—	171	7,518	7,689
Ohio Municipal Bond Fund	57	—	57	5,466	5,523
Short Term Municipal Bond Fund	28	—	28	7,099	7,127
Tax Free Bond Fund	1,336	4,646	5,982	28,174	34,156
West Virginia Municipal Bond Fund	13	—	13	2,633	2,646

The tax character of distributions paid during the fiscal year ended June 30, 2005 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long term Capital gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Arizona Municipal Bond Fund	$176	$—	$176	$5,642	$5,818
Kentucky Municipal Bond Fund	34	—	34	4,565	4,599
Louisiana Municipal Bond Fund	75	—	75	4,271	4,346
Michigan Municipal Bond Fund	323	—	323	11,226	11,549
Ohio Municipal Bond Fund	126	—	126	8,661	8,787
Short Term Municipal Bond Fund	77	—	77	12,105	12,182
Tax Free Bond Fund	793	7,580	8,373	28,981	37,354
West Virginia Municipal Bond Fund	17	—	17	4,021	4,038

At February 28, 2007, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Tax-exempt Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Arizona Municipal Bond Fund	$32	$296	$354	$4,029
Kentucky Municipal Bond Fund	—	252	(677)	4,737
Louisiana Municipal Bond Fund	—	140	(887)	4,918
Michigan Municipal Bond Fund	—	606	(8,498)	10,762
Ohio Municipal Bond Fund	—	343	(4,111)	8,658
Short Term Municipal Bond Fund	—	484	(2,409)	(1,598)
Tax Free Bond Fund	347	3,018	1,310	63,960
West Virginia Municipal Bond Fund	—	253	(1,425)	4,180

For the Funds the cumulative timing differences primarily consist of deferred compensation and distributions payable, wash sale loss deferrals (for Louisiana Municipal Bond Fund), market-to-market of futures contracts and differences relating to income recognition for securities acquired in a transfer in-kind (for Tax Free Bond Fund) and post October loss deferrals (for Short Term Municipal Bond Fund).

As of February 28, 2007, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

	Expires
	2008	2009	2010	2011	2012	2013	2014	2015	Total
Kentucky Municipal Bond Fund	$586	$91	$—	$—	$—	$—	$—	$—	677
Louisiana Municipal Bond Fund	743	—	—	—	144	—	—	—	887
Michigan Municipal Bond Fund	3,572	4,926	—	—	—	—	—	—	8,498
Ohio Municipal Bond Fund	2,827	1,266	4	—	14	—	—	—	4,111
Short Term Municipal Bond Fund	—	—	—	—	842	—	704	863	2,409
West Virginia Municipal Bond Fund	801	385	—	2	13	224	—	—	1,425

86   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

During the year ended February 28, 2007, the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Kentucky Municipal Bond Fund	$511
Louisiana Municipal Bond Fund	157
Michigan Municipal Bond Fund	1,244
Ohio Municipal Bond Fund	251
West Virginia Municipal Bond Fund	217

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ net taxable year. For the year ended February 28, 2007, the Short Term Municipal Bond Fund deferred to March 1, 2007, post October capital losses of approximately $133,000.

6. Borrowing

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Funds do not have outstanding borrowings from another fund or from the unsecured, uncommitted credit facility as of February 28, 2007. Average borrowings from the Facility for the year ended February 28, 2007 were as follows (amounts in thousands):

	Average Borrowings	Number of Days Used	Interest Paid
Arizona Municipal Bond Fund	$778	2	$—	(a)
Kentucky Municipal Bond Fund	523	13	1
Louisiana Municipal Bond Fund	421	3	—	(a)
Michigan Municipal Bond Fund	575	1	—	(a)
Ohio Municipal Bond Fund	658	11	1
Short Term Municipal Bond Fund	1,866	9	2
Tax Free Bond Fund	2,281	1	—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statements of Operations.

7. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The Arizona, Kentucky, Louisiana, Michigan, Ohio and West Virginia Municipal Bond Funds primarily invest in issuers in the States of Arizona, Kentucky, Louisiana, Michigan, Ohio and West Virginia, respectively. The issuer’s abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

8. Legal Matters

On June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisers, Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investiga-

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   87

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

tions conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed pursuant to a distribution plan to certain current and former shareholders of the funds identified in the distribution plan. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds it managed in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the “Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the subadvisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of the Trust and BOIA, certain current and former Trustees and One Group Mutual Funds, the predecessor to the Trust. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their Fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right of Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

9. Business Combinations

On August 12, 2004, the Board of Trustees of the One Group Mutual Funds, and, on August 19, 2004, the Board of Trustees of the JPMorgan Funds, each approved management’s proposal to merge the JPMorgan Tax Free Income Fund (the ”Target Fund“) into One Group Tax-Free Bond Fund (the ”Acquiring Fund“).

After shareholder approval was obtained, the merger was effective after the close of business on February 18, 2005. The Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. The merger transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on date of the reorganization.

88   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the reorganization (amounts in thousands, except per share amounts):

	Shares Outstanding	Net Asset	Net Assets Value Per Share	Net Unrealized Appreciation
Target Fund
JPMorgan Tax Free Income Fund				$34,598
Class A	7,816	$50,210	$6.42
Class B	634	4,082	6.44
Select Class	86,042	552,348	6.42

Acquiring Fund
JPMorgan Tax-Free Bond Fund				42,112
Class A	4,464	58,127	13.02
Class B	1,006	13,068	12.99
Class I (Renamed Select Class)	33,429	434,583	13.00

Post Reorganization
JPMorgan Tax Free Bond Fund				76,710
Class A	8,319	108,337	13.02
Class B	1,320	17,150	12.99
Select Class	75,920	986,931	13.00

10. Transfers-In-Kind

After the close of business on February 3, 2006, the JPMorgan Chase Bank Tax Exempt Bond Fund, a common trust fund managed by JPMCB, transferred securities in-kind to the Tax Free Bond Fund in a tax free exchange. The JPMorgan Chase Bank Tax Exempt Bond Fund purchased approximately 15,628,000 Select Class Shares of Tax Free Bond Fund and the Tax Free Bond Fund received portfolio securities with a market value of approximately $198,635,000, including net unrealized appreciation of approximately $12,515,000, in exchange for these shares. The cost basis of the portfolio securities transferred to the Tax Free Bond Fund was equal to the JPMorgan Chase Bank Tax Exempt Bond Fund’s cost of the securities at the time of the in-kind transfer.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   89

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
JPMorgan Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Arizona Municipal Bond Fund, JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Free Bond Fund and JPMorgan West Virginia Municipal Bond Fund (each a portfolio of JPMorgan Trust II, hereafter collectively referred to as the ”Funds“) at February 28, 2007, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ”financial statements“) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2007

90   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

TRUSTEES
(Unaudited)

The names of the Trustees of the Trust, together with information regarding their year of birth, the year each Trustee became a Board member of the Trust, the year each Trustee first became a Board member of any of the heritage JPMorgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	131	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	131	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	131	Director, Cardinal Health, Inc (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	131
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	131	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	131	None.

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	131	Trustee, Mather LifeWays (1994–present); Trustee, Carleton College (2003–present).

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   91

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	131	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	131	Director, American University in Cairo.

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	131	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	131	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	131	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	131
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (131 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

92   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

OFFICERS
(Unaudited)

The Trust’s executive officers (listed below) generally are employees of the Advisor or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. The Trust has no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trust and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liason, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   93

OFFICERS
(Unaudited) (continued)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.

Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

94   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2006, and continued to hold your shares at the end of the reporting period, February 28, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Arizona Municipal Bond Fund
Class A
Actual	$1,000.00	$1,020.00	$4.41	0.88%
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class B
Actual	1,000.00	1,015.70	7.55	1.51
Hypothetical	1,000.00	1,017.31	7.55	1.51
Class C
Actual	1,000.00	1,015.70	7.55	1.51
Hypothetical	1,000.00	1,017.31	7.55	1.51
Select Class
Actual	1,000.00	1,021.00	3.16	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

Kentucky Municipal Bond Fund
Class A
Actual	1,000.00	1,018.90	4.41	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class B
Actual	1,000.00	1,015.60	7.65	1.53
Hypothetical	1,000.00	1,017.21	7.65	1.53
Select Class
Actual	1,000.00	1,020.00	3.16	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   95

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During September 1, 2006 to February 28, 2007*	Annualized Expense Ratio

Louisiana Municipal Bond Fund
Class A
Actual	$1,000.00	$1,021.90	$4.41	0.88%
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class B
Actual	1,000.00	1,018.60	7.65	1.53
Hypothetical	1,000.00	1,017.21	7.65	1.53
Select Class
Actual	1,000.00	1,023.10	3.16	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

Michigan Municipal Bond Fund
Class A
Actual	1,000.00	1,019.60	4.31	0.86
Hypothetical	1,000.00	1,020.53	4.31	0.86
Class B
Actual	1,000.00	1,016.50	7.35	1.47
Hypothetical	1,000.00	1,017.50	7.35	1.47
Class C
Actual	1,000.00	1,015.90	7.35	1.47
Hypothetical	1,000.00	1,017.50	7.35	1.47
Select Class
Actual	1,000.00	1,020.00	3.06	0.61
Hypothetical	1,000.00	1,021.77	3.06	0.61

Ohio Municipal Bond Fund
Class A
Actual	1,000.00	1,020.10	4.41	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class B
Actual	1,000.00	1,015.80	7.45	1.49
Hypothetical	1,000.00	1,017.41	7.45	1.49
Class C
Actual	1,000.00	1,016.20	7.45	1.49
Hypothetical	1,000.00	1,017.41	7.45	1.49
Select Class
Actual	1,000.00	1,020.60	3.16	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

Short Term Municipal Bond Fund
Class A
Actual	1,000.00	1,015.20	4.00	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class B
Actual	1,000.00	1,012.70	6.49	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class C
Actual	1,000.00	1,012.60	6.49	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Select Class
Actual	1,000.00	1,016.60	2.75	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

96   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,022.90	$3.76	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class B
Actual	1,000.00	1,018.60	7.21	1.44
Hypothetical	1,000.00	1,017.65	7.20	1.44
Select Class
Actual	1,000.00	1,023.10	2.91	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58

West Virginia Municipal Bond Fund
Class A
Actual	1,000.00	1,018.90	4.41	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class B
Actual	1,000.00	1,015.50	7.65	1.53
Hypothetical	1,000.00	1,017.21	7.65	1.53
Select Class
Actual	1,000.00	1,019.40	3.15	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2007        JPMORGAN MUNICIPAL BOND FUNDS   97

TAX LETTER
(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the fiscal year ended February 28, 2007. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2007. The information necessary to complete your income tax returns for the calendar year ending December 31, 2007 will be received under separate cover.

Long Term Capital Gain Designation — 15%

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 28, 2007 (amounts in thousands):

15% Long-Term Capital Gain Distribution
Arizona Municipal Bond Fund	$496
Tax Free Bond Fund	1,547

Funds with Tax-Exempt Income

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 28, 2007:

Exempt Distributions Paid
Arizona Municipal Bond Fund	99.38%
Kentucky Municipal Bond Fund	99.51
Louisiana Municipal Bond Fund	99.59
Michigan Municipal Bond Fund	98.29
Ohio Municipal Bond Fund	98.11
Short Term Municipal Bond Fund	99.40
Tax Free Bond Fund	99.48
West Virginia Municipal Bond Fund	99.54

Qualified Short-Term Capital Gain Designation

For the fiscal year ended February, 28, 2007, Tax Free Bond Fund designated approximately $627,000 of ordinary distributions paid during the Fund’s fiscal year that are from qualified short-term capital gains.

98   JPMORGAN MUNICIPAL BOND FUNDS        FEBRUARY 28, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. February 2007.	AN-MUNIBOND-207

ANNUAL REPORT FEBRUARY 28, 2007

JPMorgan Funds

Income

Funds

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Ultra Short Duration Bond Fund
    (formerly JPMorgan Ultra Short Term Bond Fund)

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Core Bond Fund	2
JPMorgan Core Plus Bond Fund	4
JPMorgan Government Bond Fund	6
JPMorgan High Yield Bond Fund	8
JPMorgan Intermediate Bond Fund	10
JPMorgan Mortgage-Backed Securities Fund	12
JPMorgan Short Duration Bond Fund	14
JPMorgan Treasury & Agency Fund	16
JPMorgan Ultra Short Duration Bond Fund	18
Schedules of Portfolio Investments	20
Financial Statements	111
Financial Highlights	132
Notes to Financial Statements	152
Report of Independent Registered Public Accounting Firm	166
Trustees	167
Officers	169
Schedule of Shareholder Expenses	171
Tax Letter	175

HIGHLIGHTS

•	The FOMC held the fed funds rate steady at 5.25%

•	Better-than-expected economic data caused bond yields to drift higher

•	The U.S. equity market experienced a jolt in late-February, sparked by a meltdown in Chinese stocks

•	Bonds generated positive performance for the 12-month period

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 9, 2007 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Income Funds for the 12 months ended February 28, 2007. Inside, you’ll find in-depth information on the funds along with a report from the portfolio managers.

“Once again, the best fixed income performance came from lower-quality bonds, which notably outperformed the investment-grade market.”

Fed puts rate policy on hold

Concerned about the robust pace of economic growth and mounting inflationary pressures, the Federal Open Market Committee (FOMC) raised the fed funds target by a total of 75 basis points early in the fiscal year, with 25-basis-point hikes in March, May and June of 2006. Bond yields headed upward on concerns that stronger economic growth would lead to accelerating inflation and additional interest rate hikes.

By mid-summer 2006, though, economic sentiment changed. Market observers expected the sharp slowdown in the housing market along with declines in manufacturing activity to stall the overall pace of economic growth. Indeed, gross domestic product (GDP) growth slowed, and a moderation in oil prices helped ease some of the lingering inflationary concerns.

The slower economic data were enough for the Federal Reserve (Fed) to change course and, at its August meeting, the FOMC held the fed funds rate steady at 5.25%, marking the first time in 18-consecutive meetings the U.S. central bank did not implement a 25-basis point rate hike.

Stock market woes trigger bond market rally

Initially, the Fed’s pause sparked a rally in the financial markets. Despite the Fed’s cautious tone, bond investors believed the fed funds target had peaked, and they began pricing into the market a Fed easing in 2007. That optimism moderated in subsequent months as better-than-expected economic data caused bond yields to drift higher.

Nevertheless, a late-February 2007 jolt to the U.S. equity market, sparked by a meltdown in Chinese stocks and a recession warning from former Fed Chairman Alan Greenspan, ignited a bond market rally. Investors discarded their riskier equity assets and sought a “safe haven” in the U.S. bond market.

Yields end year on downward trend

Although Treasury yields were up from March 1, 2006, to February 28, 2007, they ended the 12-month period significantly lower than the peaks realized in late spring and early summer, when concerns about a strong economy and rising inflation gripped the market. For example:

•	The two-year Treasury yield began the fiscal year at 4.21%, peaked at 5.29% on June 28, 2006, and ended the fiscal year at 4.71%.

•	The 10-year Treasury yield began the fiscal year at 4.39%, peaked at 5.25% on June 28, 2006, and ended the fiscal year at 4.64%.

•	The 30-year Treasury yield started the year at 4.67%, peaked at 5.31% on May 12, 2006, and ended the fiscal year at 4.76%.

Bonds post healthy returns

Overall, bonds generated positive performance for the 12-month period, with the Lehman Brothers U.S. Aggregate Index posting a total return of 5.54% for the fiscal year. Once again, the best fixed income performance came from lower-quality bonds, which notably outperformed the investment-grade market. Specifically, the Lehman Brothers U.S. Corporate High-Yield Index advanced 12.13% for the 12-month period, as investors generally showed a strong appetite for risk.

As growth continues, Fed may keep rates on hold

The U.S. economy seems poised to expand moderately in coming quarters, versus its 3.1% growth in calendar 2006. The main point of contention now is the extent to which U.S. activity will cool and whether the rest of the world can bear the fallout. Although some recent indicators, particularly in the construction and manufacturing sectors, have shown distinct signs of weakness, the broad economy — and crucially, the job market — have held up relatively well. This scenario may have to change for the Fed to embark on an easing campaign.

For investment-grade corporate bonds, 2007 largely may be a year of clipping coupons. Event risk remains prevalent, but solid fundamentals, decent earnings growth and continued low default rates may provide a stable foundation for investment-grade corporate bonds as a whole and may prevent significant spread widening.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   1

JPMorgan Core Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	June 1, 1991
Fiscal Year End	Last day of February
Net Assets as of 2/28/07 (In Thousands)	$3,597,084
Primary Benchmark	Lehman Brothers Aggregate Bond Index
Average Credit Quality	AAA
Duration	4.3 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Core Bond Fund, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities, returned 5.69%* (Select Class Shares) over the 12 months ended February 28, 2007, compared to the 5.54% return for the Lehman Brothers Aggregate Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period. Security selection, particularly in the mortgage sector, positively impacted performance. Most of the Fund’s mortgage exposure was to well-structured collateralized mortgage obligations. Duration and yield curve positioning also contributed to performance. The Fund maintained a modestly shorter duration than its benchmark for most of the period, which was beneficial as interest rates rose through the first half of 2006 but worked against returns when interest rates rallied later in the year.

On the negative side, an underweight in the credit sector detracted from performance. The Fund’s high-quality bias also hindered returns as lower credit quality outperformed. The BBB segment of the investment-grade universe posted an excess return of 140 basis points (bps), compared with 101 bps for the A segment and 76 bps for the AA segment.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection as our primary strategy. The Fund’s sector allocations were essentially unchanged over the period. We remained overweight in mortgage-backed securities and asset-backed securities and underweight in agency debentures and corporate bonds. Due to rising name-specific event risk and generally tight spreads, we have maintained a defensive credit position.

In terms of maturity structure, we maintained our overweight in the 0-1 year segment and underweight in the 30-year portion of the yield curve. The Fund’s allocation to cash equivalents remains at the higher end of the typical range. Given the inversion at the front end of the yield curve and generally tight spreads, we are comfortable maintaining a higher cash allocation.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	45.4%
U.S. Treasury Obligations	20.9
Corporate Bonds	12.7
Mortgage Pass-Through Securities	7.0
Asset-Backed Securities	2.3
U.S. Government Agency Securities	1.6
Commerical Mortgage-Backed Securities	1.3
Other (Less than 1.0%)	0.7
Short-Term Investment	8.1

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2007. The Fund’s composition is subject to change.

2   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/1/92
Without Sales Charge		5.42%	4.62%	6.12%
With Sales Charge*		1.49	3.83	5.71
CLASS B SHARES	8/26/96
Without CDSC		4.75	3.94	5.56
With CDSC**		(0.25)	3.59	5.56
CLASS C SHARES	3/22/99
Without CDSC		4.83	3.96	5.47
With CDSC***		3.83	3.96	5.47
R CLASS SHARES	5/15/06	5.71	4.84	6.37
SELECT CLASS SHARES	6/1/91	5.69	4.84	6.37
ULTRA SHARES	2/22/05	5.88	4.92	6.41

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The performance data for periods prior to March 22, 1999, includes the performance of the Pegasus Bond Fund and its predecessor. Historical performance shown for Class C, R Class and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior class performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes. R Class, Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, Lehman Brothers Aggregate Bond Index and the Lipper Intermediate U.S. Government Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Aggregate Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, including investment management fees. These expenses are not identical to expenses charged by the Fund. The Lehman Brothers Aggregate Bond Index represents the performance of the bond market as a whole. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   3

JPMorgan Core Plus Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	March 5, 1993
Fiscal Year End	Last day of February
Net Assets as of 2/28/07 (In Thousands)	$941,728
Primary Benchmark	Lehman Brothers Aggregate Bond Index
Average Credit Quality	AA2
Duration	4.4 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Core Plus Bond Fund, which seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities, returned 5.74%* (Select Class Shares) over the 12 months ended February 28, 2007, compared to the 5.54% return for the Lehman Brothers Aggregate Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period due in part to security selection and positions in corporate bonds rated below BBB (“high yield” or “junk bonds”). High-yield bonds performed at a very strong pace and generally better than investment-grade corporate bonds. The Fund’s benchmark did not contain high-yield bonds, which gave the Fund an advantage in terms of performance. The Fund also had more overall exposure to the corporate sector than its benchmark. Generally, corporate bonds across the credit ratings spectrum performed very well as investors’ appetite for yield continued and the economy remained healthy. The Fund’s yield curve position was positive overall, with an overweight in the 0–1 year part of the curve and underweight in the 20–30 year part of the curve. Maintaining a slightly shorter duration than the benchmark lifted returns somewhat. The duration of the Fund began and ended the period at 4.40, compared to that of its benchmark at 4.59 and 4.60 years, respectively.

Exposure to the mortgage sector was slightly negative for returns, as we increased this sector at the expense of corporate bonds. Mortgage-backed securities (MBS) underperformed corporate credits on an excess return (duration neutral) basis. Although the Fund’s duration contributed to performance overall for the period, its slightly shorter duration detracted from performance in July and August 2006 as well as February 2007 when interest rates decreased significantly. The Fund also had better convexity than the benchmark, which detracted to some extent as interest rate volatility was stable to decreasing for most of the year. Convexity measures the sensitivity of a bond price to changes in interest rates.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection and relative value as our primary strategy, while keeping duration relatively close to the benchmark. The Fund’s sector allocations shifted to include more duration contribution from U.S. Treasuries and MBS, and to decrease duration contribution from agency and credit sectors.

With credit spreads at very tight levels and the potential for economic growth to slow, we have decreased the Fund’s exposure to the high-yield sector. We will continue to keep the Fund’s overall duration close to the benchmark.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	34.5%
Corporate Bonds	28.7
U.S. Treasury Obligations	18.0
Mortgage Pass-Through Securities	9.8
U.S. Government Agency Securities	2.4
Commerical Mortgage-Backed Securities	2.4
Asset-Backed Securities	1.4
Other (Less than 1.0%)	1.7
Short-Term Investment	1.1

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2007. The Fund’s composition is subject to change.

4   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		5.49%	4.86%	5.71%
With Sales Charge*		1.55	4.05	5.31
CLASS B SHARES	5/31/95
Without CDSC		4.91	4.22	5.12
With CDSC**		(0.09)	3.87	5.12
CLASS C SHARES	5/30/00
Without CDSC		4.90	4.25	5.03
With CDSC***		3.90	4.25	5.03
SELECT CLASS SHARES	3/5/93	5.74	5.12	5.97
ULTRA SHARES	2/22/05	5.97	5.21	6.02

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The performance data includes the performance of the Pegasus Multi-Sector Bond Fund and its predecessors for the period before its consolidation with JPMorgan Core Plus Bond Fund on March 22, 1999. Historical performance shown for Class C and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior class performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Aggregate Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Funds Index includes expenses associated with a mutual fund, including investment management fees. These expenses are not identical to expenses charged by the Fund. The Lehman Brothers Aggregate Bond Index represents the performance of the bond market as a whole. The Lipper Intermediate Investment Grade Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   5

JPMorgan Government Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	February 8, 1993
Fiscal Year End	Last day of February
Net Assets as of 2/28/07 (In Thousands)	$1,123,399
Primary Benchmark	Lehman Brothers Government Bond Index
Average Credit Quality	AAA
Duration	5.2 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Government Bond Fund, which seeks a high level of current income with liquidity and safety of principal, returned 4.99%* (Select Class Shares) over the 12 months ended February 28, 2007, compared to the 4.95% return for the Lehman Brothers Government Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period. Duration positioning for the Fund was a positive relative to the benchmark. Security selection and an overweight in the mortgage-backed securities sector also contributed to returns. On the negative side, yield curve positioning detracted slightly from performance. An underweight in U.S. Treasuries was also a negative influence on performance. The 10-year U.S. Treasury bond yield increased slightly by 0.02%. Interest rates decreased rapidly at the end of February 2007 as a result of investors’ flight to quality caused by a large sell-off in the Chinese equity markets and negative economic comments by former Federal Reserve Chairman Alan Greenspan.

Q:	HOW WAS THE FUND MANAGED?

A:	We are value investors who focus on security selection. The majority of our time is spent looking for and analyzing securities, which, if selected, are held over time, resulting typically in a low turnover.

We continued to hold overweights in Treasury STRIPS and mortgages, particularly well-structured collateralized mortgage obligations, and underweights in agency debentures and Treasury notes. In addition, the Fund maintained a duration target of 5.00–5.25 years.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	47.7%
U.S. Treasury Obligations	27.0
Mortgage Pass-Through Securities	12.5
U.S. Government Agency Securities	11.0
Short-Term Investment	1.8

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2007. The Fund’s composition is subject to change.

6   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		4.65%	4.62%	5.85%
With Sales Charge*		0.69	3.81	5.44
CLASS B SHARES	1/14/94
Without CDSC		3.93	3.90	5.30
With CDSC**		(1.07)	3.56	5.30
CLASS C SHARES	3/22/99
Without CDSC		3.94	3.90	5.12
With CDSC***		2.94	3.90	5.12
SELECT CLASS SHARES	2/8/93	4.99	4.87	6.11

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Lehman Brothers Government Bond Index and the Lipper General U.S. Government Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, including investment management fees. These expenses are not identical to expenses charged by the Fund. The Lehman Brothers Government Bond Index represents the performance of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   7

JPMorgan High Yield Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	November 13, 1998
Fiscal Year End	Last day of February
Net Assets as of 2/28/07 (In Thousands)	$1,261,167
Primary Benchmark	Lehman Brothers High Yield Index, 2% Issuer Constrained
Average Credit Quality	B2
Duration	4.7 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan High Yield Bond Fund, which seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated, returned 13.18%* (Select Class Shares) over the 12 months ended February 28, 2007, compared to the 11.25% return for the Lehman Brothers High Yield Index, 2% Issuer Constrained, over the same period.** Capital appreciation is a secondary objective.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period. Total return investments provided attractive excess returns, particularly in the transportation and finance sectors. The Fund was also supported by solid performance in the credit sector, as the market experienced a significant rally. On the negative side, increased exposure to loan participations and the BB sector was detrimental as lower-rated credits outperformed higher-rated credits. Security selection in the consumer cyclical sector also hurt returns.

Q:	HOW WAS THE FUND MANAGED?

A:	We gradually increased the Fund’s exposure to the BB sector during the period, as interest rates rose, and we began to reduce our floating-rate bank debt and note exposure.

The overall goal in upgrading the Fund’s credit quality is to reduce price volatility due to overexposure to lower-quality credits when market fundamentals and sentiment turn negative. We also continued to focus on reducing the credit volatility of the Fund’s lower-rated portion by emphasizing seasoned issuers and reducing exposure to untried issuers. We believe that this is best accomplished while the market outlook remains strong and weaker credits generally are fully priced.

PORTFOLIO COMPOSITION***

Corporate Bonds	85.1%
Loan Participations	9.0
Common Stocks	1.8
Other (Less than 1.0%)	0.7
Short-Term Investment	3.4

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2007. The Fund’s composition is subject to change.

8   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 Year	5 Year	Since Inception
CLASS A SHARES	11/13/98
Without Sales Charge		12.82%	10.69%	6.77%
With Sales Charge*		8.59	9.84	6.28
CLASS B SHARES	11/13/98
Without CDSC		12.05	9.98	6.12
With CDSC**		7.05	9.71	6.12
CLASS C SHARES	3/22/99
Without CDSC		12.05	9.97	6.10
With CDSC***		11.05	9.97	6.10
R CLASS SHARES	5/15/06	13.19	10.99	7.06
SELECT CLASS SHARES	11/13/98	13.18	10.99	7.05
ULTRA SHARES	2/22/05	13.12	11.00	7.06

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/13/98 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 13, 1998. Historical performance shown for Class C Shares prior to its inception is based on the performance of Class B Shares and historical performance shown for R Class and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes. R Class, Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Bond Fund, Lehman Brothers High Yield Index, 2% Issuer Constrained, and the Lipper High Current Yield Bond Funds Index from November 13, 1998 to February 28, 2007. The performance for the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the broad based securities indices does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper High Current Yield Bond Funds Index includes expenses associated with a mutual fund, including investment management fees. These expenses are not identical to expenses charged by the Fund. The Lehman Brothers High Yield Index, 2% Issuer Constrained is comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Current Yield Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   9

JPMorgan Intermediate Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	June 1, 1991
Fiscal Year End	Last day of February
Net Assets as of 2/28/07 (In Thousands)	$1,084,034
Primary Benchmark	Lehman Brothers Intermediate Government/Credit Bond Index
Average Credit Quality	AA1
Duration	3.6 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Intermediate Bond Fund, which seeks current income consistent with preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities, returned 5.68%* (Select Class Shares) over the 12 months ended February 28, 2007, compared to the 5.50% return for the Lehman Brothers Intermediate Government/Credit Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period. An overweight in the mortgage sector contributed to performance, as the benchmark did not hold mortgages and the Fund’s allocation to mortgages generated excess return. Mortgage-backed securities outperformed due to their yield spread and generally tighter spreads as expectations for volatility remained low. The Fund’s duration positioning also contributed slightly to excess returns, as the market experienced a very large rally. Overall security selection in the Fund aided excess returns. On the negative side, yield curve positioning in the Fund was slightly negative. An underweight in the credit sector also detracted from relative performance.

Q:	HOW WAS THE FUND MANAGED?

A:	We are value investors who focus on security selection. The majority of our time is spent looking for and analyzing securities, which, if selected, are held over time, resulting in a typically low turnover. The Fund’s duration positioning, roughly 3.59 years versus 3.65 years for the benchmark, is consistent with our duration management philosophy of maintaining our duration at ±10% of the benchmark.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	46.4%
Corporate Bonds	22.6
U.S. Treasury Obligations	21.2
Mortgage Pass-Through Securities	3.5
Asset-Backed Securities	2.2
Commercial Mortgage-Backed Securities	1.5
U.S. Government Agency Securities	1.4
Other (Less than 1.0%)	1.2

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2007. The Fund’s composition is subject to change.

10   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/1/92
Without Sales Charge		5.42%	4.24%	5.61%
With Sales Charge*		1.48	3.44	5.20
CLASS B SHARES	9/23/96
Without CDSC		4.70	3.60	5.04
With CDSC**		(0.30)	3.25	5.04
CLASS C SHARES	3/22/99
Without CDSC		4.80	3.59	4.93
With CDSC***		3.80	3.59	4.93
SELECT CLASS SHARES	6/1/91	5.68	4.50	5.88
ULTRA SHARES	2/22/05	5.84	4.59	5.92

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The performance data for periods prior to March 22, 1999 reflects the performance of the Pegasus Intermediate Bond Fund and its predecessor. Historical performance shown for Class C and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior performance for C Shares has been adjusted to reflect the differences in expenses and sales charges between classes. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Bond Fund, Lehman Brothers Intermediate Government/Credit Bond Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Intermediate Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, including investment management fees. These expenses are not identical to expenses charged by the Fund. The Lehman Brothers Intermediate Government/Credit Bond Index represents the performance of U.S. Government agency and treasury securities and investment grade corporate bonds. The Lipper Short- Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   11

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	August 18, 2000
Fiscal Year End	Last day of February
Net Assets as of 2/28/07 (In Thousands)	$955,049
Primary Benchmark	Lehman Brothers Mortgage- Backed Securities Index
Average Credit Quality	AAA
Duration	3.7 years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Mortgage-Backed Securities Fund, which seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages, returned 5.83%* (Select Class Shares) over the 12 months ended February 28, 2007, compared to the 5.76% return for the Lehman Brothers Mortgage-Backed Securities Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period due in part to having a slightly longer duration than its benchmark, which helped performance as interest rates in the two- to five-year maturity range decreased. The 10-year U.S. Treasury bond yield increased slightly by 0.02%. Interest rates decreased rapidly at the end of February 2007 as a result of investors’ flight to quality caused by a large sell-off in the Chinese equity markets, negative economic comments by former Federal Reserve Chairman Alan Greenspan and huge losses in sub-prime mortgages. Security selection in collateralized mortgage obligations (CMOs), which benefited from investors’ flight to quality, also added to performance especially early in 2007.

On the negative side, the Fund was consistently underweight in pass-through mortgage-backed securities (MBS) relative to its benchmark. The Fund held 19.4% in pass-throughs at the end of the period compared to 100% for the benchmark, which was positive due to large market moves in February. Compared to the benchmark, the Fund’s convexity profile also detracted for most of the fiscal year as interest rate volatility was generally stable to decreasing, which favors more negatively convex positions, such as the benchmark. Convexity measures the sensitivity of a bond price to changes in interest rates.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection and relative value as our primary strategy, while keeping duration relatively close to the benchmark. The investment process focuses on bottom-up portfolio construction and identifying what we believe are undervalued securities. While the benchmark consists entirely of pass-through MBS, we emphasize CMOs versus pass-through securities, as we believe this sub-sector offers more opportunities to find undervalued securities.

The Fund’s duration was 3.70 years versus 3.66 years for the benchmark at the beginning of the period. At the end of the period, the duration was 3.72 years versus 3.67 years for the benchmark.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	69.1%
Mortgage Pass-Through Securities	19.4
U.S. Government Agency Securities	1.3
Other (Less than 1.0%)	0.8
Short-Term Investment	9.4

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2007. The Fund’s composition is subject to change.

12   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	8/18/00
Without Sales Charge		5.60%	4.53%	6.39%
With Sales Charge*		1.64	3.75	5.98
SELECT CLASS SHARES	8/18/00	5.83	4.75	6.66
ULTRA SHARES	2/22/05	5.97	4.81	6.70

*	Sales Charge for Class A Shares is 3.75%.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The performance data for the Fund includes the performance of a common trust fund for periods prior to the commencement of operations of the JPMorgan Mortgage-Backed Securities Fund on August 18, 2000. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. Historical performance shown for Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, Lehman Brothers Mortgage-Backed Securities Index, and the Lipper U.S. Mortgage Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Mortgage-Backed Securities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, including investment management fees. These expenses are not identical to expenses charged by the Fund. The Lehman Brothers Mortgage-Backed Securities Index represents the performance of mortgage pools of Ginnie Mae, Fannie Mae and Freddie Mac. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   13

JPMorgan Short Duration Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	September 4, 1990
Fiscal Year End	Last day of February
Net Assets as of 2/28/07 (In Thousands)	$710,053
Primary Benchmark	Lehman Brothers 1–3 Year Government/Credit Index
Average Credit Quality	AAA
Duration	1.6 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Short Duration Bond Fund, which seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities, returned 4.99%* (Select Class Shares) over the 12 months ended February 28, 2007, compared to the 5.02% return for the Lehman Brothers 1–3 Year Government/Credit Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due in part to its higher credit quality, as Baa-rated securities outperformed higher-rated issues. On the positive side, the Fund’s shorter duration positioning contributed positively to returns, ending the year at 1.6 years compared to 1.7 years for its benchmark. An overweight in asset-backed securities (ABS), which posted 0.48 basis points of excess return relative to Treasuries, also contributed positively to performance.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection as our primary strategy, looking for attractively valued securities. We remained overweight in mortgage-backed securities and ABS, and underweight in agency debentures and corporate bonds.

Our overall duration posture remained slightly short of the benchmark for the year. In terms of maturity structure, we maintained an overweight in the 0–1 year and 3–5 year segments and an underweight in the 1–3 year portion of the yield curve.

PORTFOLIO COMPOSITION***

U.S. Treasury Obligations	29.8%
Corporate Bonds	21.4
U.S. Government Agency Securities	17.6
Collateralized Mortgage Obligations	13.0
Mortgage Pass-Through Securities	8.8
Asset-Backed Securities	6.8
Other (Less than 1.0%)	0.9
Short-Term Investment	1.7

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2007. The Fund’s composition is subject to change.

14   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		4.75%	2.92%	4.53%
With Sales Charge*		2.39	2.45	4.29
CLASS B SHARES	1/14/94
Without CDSC		4.27	2.42	4.23
With CDSC**		1.27	2.42	4.23
CLASS C SHARES	11/1/01	4.26	2.42	3.87
SELECT CLASS SHARES	9/4/90	4.99	3.18	4.79
ULTRA SHARES	2/22/05	5.24	3.29	4.84

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes 3.00% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Historical performance shown for Class C and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Lehman Brothers 1–3 Year Government/Credit Index and the Lipper Short U.S. Government Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers 1–3 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, including investment management fees. These expenses are not identical to expenses charged by the Fund. The Lehman Brothers 1–3 Year Government/ Credit Index represents the performance of short-term government securities and corporate fixed-rate debt issues. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   15

JPMorgan Treasury & Agency Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	January 20, 1997
Fiscal Year End	Last day of February
Net Assets as of 2/28/07 (In Thousands)	$148,037
Primary Benchmark	Lehman Brothers 1–5 Year Treasury Index
Average Credit Quality	AAA
Duration	1.8 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Treasury & Agency Fund, which seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes, returned 4.65%* (Select Class Shares) over the 12 months ended February 28, 2007, compared to the 4.90% return for the Lehman Brothers 1–5 Year Treasury Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period. Yield curve exposure on the very short end of the curve (0–1 years) significantly detracted from performance, as the market experienced a very large rally. On the positive side, the Fund’s agency positions contributed to performance by allowing it to earn spread over U.S. Treasuries while minimizing price impact.

Q:	HOW WAS THE FUND MANAGED?

A:	We are value investors who focus on security selection. The majority of our time is spent looking for and analyzing securities, which, if selected, are held over time, resulting in a typically low turnover. We continued to hold an overweight in agencies over the period, as they have provided more yield than Treasuries.

PORTFOLIO COMPOSITION***

U.S. Treasury Obligations	70.1%
U.S. Government Agency Securities	29.4
Short-Term Investment	0.5

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 28, 2007. The Fund’s composition is subject to change.

16   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		4.48%	3.36%	4.97%
With Sales Charge*		2.17	2.89	4.73
CLASS B SHARES	1/20/97
Without CDSC		3.97	2.86	4.64
With CDSC**		0.97	2.86	4.64
SELECT CLASS SHARES	1/20/97	4.65	3.62	5.16

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes 3.00% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Lehman Brothers 1–5 Year Treasury Index and the Lipper Short U.S. Government Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers 1–5 Year Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, including investment management fees. These expenses are not identical to expenses charged by the Fund. The Lehman Brothers 1–5 Year Treasury Index represents the performance of U.S. Treasury-issued securities with maturities of one to five years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   17

JPMorgan Ultra Short Duration Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	February 2, 1993
Fiscal Year End	Last day of February
Net Assets as of 2/28/07 (In Thousands)	$1,610,436
Primary Benchmark	Lehman Brothers Short 9–12 Month U.S. Treasury Index
Average Credit Quality	AAA
Duration	1.1 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Ultra Short Duration Bond Fund, which seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities, returned 5.29%* (Select Class Shares) over the 12 months ended February 28, 2007, compared to the 4.76% return for the Lehman Brothers Short 9–12 Month U.S. Treasury Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period. Mortgage-backed securities (MBS), which benefited from decreased volatility in the fourth quarter of 2006, contributed positively to performance. The Fund was also helped by floating-rate securities and asset backed securities (ABS), which posted 48 basis points of excess return versus comparable duration treasuries. On the negative side, duration, which was lengthened in the early part of the fiscal year and ended the period at 1.1 years, hurt returns.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection as our primary strategy, looking for attractively valued securities. We remained overweight in MBS and ABS, and had small allocations in the commercial mortgage-backed security and credit sectors.

In terms of maturity structure, we maintained an overweight in the 0–1 year segment and overweights in the 1–3 year, 3–5 year and 5+ year portions of the yield curve.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	57.8%
Mortgage Pass-Through Securities	16.3
Asset-Backed Securities	13.0
Commercial Mortgage-Backed Securities	2.5
Corporate Bonds	1.3
Other (Less than 1.0%)	0.3
Short-Term Investment	8.8

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2007. The Fund’s composition is subject to change.

18   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/10/93
Without Sales Charge		5.03%	3.00%	4.37%
With Sales Charge*		2.71	2.53	4.13
CLASS B SHARES	1/14/94
Without CDSC		4.54	2.49	4.08
With CDSC**		1.54	2.49	4.08
CLASS C SHARES	11/1/01	4.45	2.48	3.70
SELECT CLASS SHARES	2/2/93	5.29	3.24	4.63
ULTRA SHARES	2/22/05	5.37	3.32	4.67

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes 3.00% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/97 TO 2/28/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Historical performance shown for Class C and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Ultra Short Duration Bond Fund, the Lehman Brothers Short 9–12 Month U.S. Treasury Index and the Lipper Ultra Short Funds Index from February 28, 1997 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Short 9–12 Month U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Ultra Short Funds Index includes expenses associated with a mutual fund, including investment management fees. These expenses are not identical to expenses charged by the Fund. The Lehman Brothers Short 9–12 Month U.S. Treasury Index represents the performance of aged U.S. Treasury notes and bonds with a remaining maturity from nine up to (but not including) twelve months. The Lipper Ultra Short Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   19

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 91.4%
	Asset-Backed Securities — 2.2%
1,904	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,882
	AmeriCredit Automobile Receivables Trust,
213	Series 2003-BX, Class A4A, 2.72%, 01/06/10	212
969	Series 2003-CF, Class A4, 3.48%, 05/06/10	966
1,254	Series 2003-DM, Class A4, 2.84%, 08/06/10	1,244
382	Series 2004-DF, Class A3, 2.98%, 07/06/09	379
1,400	Series 2006-BG, Class A4, 5.21%, 09/06/13	1,407
	Capital One Auto Finance Trust,
897	Series 2003-B, Class A4, 3.18%, 09/15/10	889
2,777	Series 2004-A, Class A4, FRN, 5.42%, 03/15/11	2,778
6,355	Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4, 3.65%, 07/15/11	6,226
	Citibank Credit Card Issuance Trust,
11,250	Series 2000-A3, Class A3, 6.88%, 11/16/09	11,381
4,892	Series 2002-C2, Class C2, 6.95%, 02/18/14	5,226
3,300	Series 2005-B1, Class B1, 4.40%, 09/15/10	3,263
1,472	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, FRN, 5.70%, 12/25/33	1,478
1,513	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	1,497
754	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	756
	Countrywide Asset-Backed Certificates,
2,070	Series 2003-5, Class MF1, 5.41%, 01/25/34	2,065
11	Series 2004-1, Class 3A, FRN, 5.60%, 04/25/34	11
1,290	Series 2004-1, Class M1, FRN, 5.82%, 03/25/34	1,294
1,060	Series 2004-1, Class M2, FRN, 5.87%, 03/25/34	1,064
6,839	Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	6,853
300	DaimlerChrysler Auto Trust, Series 2003-A, Class A4, 2.88%, 10/08/09	300
93	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, 03/15/08	93
1,178	GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	1,175
116	Green Tree Financial Corp., Series 1995-4, Class A6, 7.30%, 06/15/25	116
910	Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	898
1,500	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, FRN, 5.89%, 07/25/34	1,512
1,086	M&I Auto Loan Trust, Series 2003-1, Class A4, 2.97%, 04/20/09	1,075
	MBNA Credit Card Master Note Trust,
3,000	Series 2001-C2, Class C2, FRN, 6.47%, 12/15/10 (e)	3,041
3,083	Series 2002-C1, Class C1, 6.80%, 07/15/14	3,292
3,000	Series 2003-A1, Class A1, 3.30%, 07/15/10	2,949
1,288	Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,340
	MBNA Master Credit Card Trust,
2,240	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	2,393
1,960	Series 2000-D, Class C, 8.40%, 09/15/09	1,968
996	Onyx Acceptance Grantor Trust, Series 2003-C, Class A4, 2.66%, 05/17/10	993
464	Option One Mortgage Loan Trust, Series 2003-1, Class A2, FRN, 5.74%, 02/25/33	465
81	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	80
	Residential Asset Securities Corp.,
217	Series 2002-KS4, Class AIIB, FRN, 5.82%, 07/25/32	217
349	Series 2003-KS5, Class AIIB, FRN, 5.61%, 07/25/33	349
362	Series 2003-KS9, Class A2B, FRN, 5.64%, 11/25/33	362
1,440	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10	1,417
1,691	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10	1,671
	Wachovia Asset Securitization, Inc.,
585	Series 2002-HE2, Class A, FRN, 5.75%, 12/25/32	586
1,909	Series 2003-HE3, Class A, FRN, 5.57%, 11/25/33	1,913
	WFS Financial Owner Trust,
555	Series 2003-2, Class A4, 2.41%, 12/20/10	553
918	Series 2003-4, Class A4, 3.15%, 05/20/11	909
	Total Asset-Backed Securities (Cost $80,140)	80,538
	Collateralized Mortgage Obligations — 45.2%
	Agency CMO — 33.1%
2,537	Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	2,546
	Federal Home Loan Mortgage Corp.,
169	Series 11, Class D, 9.50%, 07/15/19	177
52	Series 22, Class C, 9.50%, 04/15/20	54
82	Series 23, Class F, 9.60%, 04/15/20	88

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
1		Series 41, Class I, HB, 84.00%, 05/15/20	1
11		Series 47, Class F, 10.00%, 06/15/20	11
31		Series 99, Class Z, 9.50%, 01/15/21	32
1		Series 204, Class E, HB, IF, 819.84%, 05/15/23	2
—	(h)	Series 1045, Class G, HB, 1,065.12%, 02/15/21	—	(h)
35		Series 1065, Class J, 9.00%, 04/15/21	37
11		Series 1079, Class S, IF, 15.73%, 05/15/21	13
58		Series 1084, Class F, FRN, 6.33%, 05/15/21	58
41		Series 1084, Class S, HB, IF, 21.04%, 05/15/21	41
62		Series 1116, Class I, 5.50%, 08/15/21	62
49		Series 1144, Class KB, 8.50%, 09/15/21	49
—	(h)	Series 1172, Class L, HB, VAR, 1,182.96%, 11/15/21	1
2		Series 1196, Class B, HB, IF, 533.72%, 01/15/22	27
593		Series 1212, Class IZ, 8.00%, 02/15/22	594
95		Series 1250, Class J, 7.00%, 05/15/22	95
—	(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	—	(h)
118		Series 1343, Class LA, 8.00%, 08/15/22	126
149		Series 1343, Class LB, 7.50%, 08/15/22	148
285		Series 1370, Class JA, FRN, 6.53%, 09/15/22	286
266		Series 1455, Class WB, IF, 1.99%, 12/15/22	245
14		Series 1465, Class SA, IF, IO, 3.63%, 02/15/08	—	(h)
1,225		Series 1466, Class PZ, 7.50%, 02/15/23	1,294
22		Series 1470, Class F, FRN, 5.40%, 02/15/23	22
1,474		Series 1498, Class I, FRN, 6.53%, 04/15/23	1,494
1,885		Series 1502, Class PX, 7.00%, 04/15/23	1,939
250		Series 1505, Class Q, 7.00%, 05/15/23	257
12		Series 1506, Class F, FRN, 6.05%, 05/15/08	12
3		Series 1506, Class S, IF, 9.67%, 05/15/08	3
42		Series 1506, Class SD, IF, IO, 3.13%, 05/15/08	—	(h)
896		Series 1512, Class J, 6.50%, 05/15/08	894
173		Series 1513, Class N, 6.50%, 05/15/08	173
603		Series 1518, Class G, IF, 3.76%, 05/15/23	585
211		Series 1541, Class M, IF, 10.22%, 07/15/23	235
574		Series 1541, Class O, FRN, 4.16%, 07/15/23	560
69		Series 1544, Class J, IF, 7.02%, 07/15/08	69
611		Series 1558, Class D, 6.50%, 07/15/23	619
69		Series 1561, Class TA, PO, 08/15/08	67
53		Series 1570, Class F, FRN, 5.90%, 08/15/23	54
2,083		Series 1573, Class PZ, 7.00%, 09/15/23	2,152
52		Series 1575, Class FB, FRN, 6.88%, 08/15/08	52
21		Series 1575, Class SB, IF, 3.38%, 08/15/08	21
1,158		Series 1591, Class PV, 6.25%, 10/15/23	1,184
163		Series 1595, Class D, 7.00%, 10/15/13	165
495		Series 1596, Class D, 6.50%, 10/15/13	504
39		Series 1602, Class SA, IF, 5.28%, 10/15/23	39
108		Series 1604, Class SA, IF, 6.60%, 11/15/08	109
181		Series 1606, Class SC, IF, 9.18%, 11/15/08	183
76		Series 1607, Class SA, IF, 9.16%, 10/15/13	82
4,200		Series 1608, Class L, 6.50%, 09/15/23	4,362
1,866		Series 1609, Class LG, IF, 5.69%, 11/15/23	1,909
629		Series 1611, Class JA, FRN, 6.63%, 08/15/23	632
599		Series 1611, Class JB, IF, 2.72%, 08/15/23	583
196		Series 1612, Class SD, IF, 6.75%, 11/15/08	197
210		Series 1625, Class SD, IF, 8.51%, 12/15/08	214
2,340		Series 1642, Class PJ, 6.00%, 11/15/23	2,373
58		Series 1659, Class SB, IF, 8.50%, 01/15/09	59
21		Series 1671, Class QC, IF, 10.00%, 02/15/24	24
128		Series 1685, Class Z, 6.00%, 11/15/23	129
24		Series 1686, Class SH, IF, 7.14%, 02/15/24	25
87		Series 1689, Class SD, IF, 8.97%, 10/15/23	88
560		Series 1695, Class EB, 7.00%, 03/15/24	588
389		Series 1698, Class SC, IF, 9.33%, 03/15/09	404
153		Series 1699, Class FC, FRN, 5.98%, 03/15/24	155
711		Series 1700, Class GA, PO, 02/15/24	659
1,401		Series 1706, Class K, 7.00%, 03/15/24	1,471
71		Series 1709, Class FA, FRN, 3.92%, 03/15/24	69
190		Series 1745, Class D, 7.50%, 08/15/24	190
1,893		Series 1798, Class F, 5.00%, 05/15/23	1,859
157		Series 1807, Class A, 6.00%, 11/15/08	157
30		Series 1807, Class G, 9.00%, 10/15/20	31
543		Series 1829, Class ZB, 6.50%, 03/15/26	560
79		Series 1844, Class E, 6.50%, 10/15/13	79
3,531		Series 1863, Class Z, 6.50%, 07/15/26	3,633
58		Series 1865, Class D, PO, 02/15/24	38
335		Series 1890, Class H, 7.50%, 09/15/26	348
789		Series 1899, Class ZE, 8.00%, 09/15/26	840
117		Series 1900, Class T, PO, 08/15/08	117
52		Series 1935, Class FL, FRN, 6.08%, 02/15/27	53
740		Series 1963, Class Z, 7.50%, 01/15/27	757
140		Series 1967, Class PC, PO, 10/15/08	139
122		Series 1970, Class PG, 7.25%, 07/15/27	122
1,034		Series 1981, Class Z, 6.00%, 05/15/27	1,044
477		Series 1987, Class PE, 7.50%, 09/15/27	487
50		Series 2017, Class SE, IF, 7.98%, 12/15/08	50
1,087		Series 2019, Class Z, 6.50%, 12/15/27	1,120
759		Series 2025, Class PE, 6.30%, 01/15/13	768
390		Series 2033, Class SN, IF, IO, 11.69%, 03/15/24	145

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   21

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,050	Series 2038, Class PN, IO, 7.00%, 03/15/28	218
1,540	Series 2040, Class PE, 7.50%, 03/15/28	1,586
1,452	Series 2054, Class PV, 7.50%, 05/15/28	1,519
1,059	Series 2055, Class OE, 6.50%, 05/15/13	1,080
3,459	Series 2075, Class PH, 6.50%, 08/15/28	3,563
2,660	Series 2075, Class PM, 6.25%, 08/15/28	2,734
1,885	Series 2086, Class GB, 6.00%, 09/15/28	1,914
1,247	Series 2089, Class PJ, IO, 7.00%, 10/15/28	231
5,715	Series 2095, Class PE, 6.00%, 11/15/28	5,846
666	Series 2097, Class PV, 6.00%, 09/15/09	669
2,458	Series 2102, Class TC, 6.00%, 12/15/13	2,498
1,573	Series 2102, Class TU, 6.00%, 12/15/13	1,599
6,246	Series 2115, Class PE, 6.00%, 01/15/14	6,347
1,957	Series 2125, Class JZ, 6.00%, 02/15/29	1,991
357	Series 2132, Class SB, IF, 7.50%, 03/15/29	381
287	Series 2134, Class PI, IO, 6.50%, 03/15/19	54
170	Series 2135, Class UK, IO, 6.50%, 03/15/14	25
179	Series 2141, Class IO, IO, 7.00%, 04/15/29	36
244	Series 2143, Class CD, 6.00%, 02/15/28	245
375	Series 2163, Class PC, IO, 7.50%, 06/15/29	79
2,240	Series 2169, Class TB, 7.00%, 06/15/29	2,376
1,400	Series 2172, Class QC, 7.00%, 07/15/29	1,469
1,753	Series 2176, Class OJ, 7.00%, 08/15/29	1,814
426	Series 2189, Class SA, IF, 6.89%, 02/15/28	434
1,159	Series 2201, Class C, 8.00%, 11/15/29	1,213
843	Series 2209, Class TC, 8.00%, 01/15/30	893
1,203	Series 2210, Class Z, 8.00%, 01/15/30	1,257
275	Series 2224, Class CB, 8.00%, 03/15/30	284
993	Series 2230, Class Z, 8.00%, 04/15/30	999
832	Series 2234, Class PZ, 7.50%, 05/15/30	859
643	Series 2247, Class Z, 7.50%, 08/15/30	687
887	Series 2256, Class MC, 7.25%, 09/15/30	925
1,881	Series 2259, Class ZM, 7.00%, 10/15/30	1,941
86	Series 2261, Class ZY, 7.50%, 10/15/30	88
254	Series 2262, Class Z, 7.50%, 10/15/30	255
1,745	Series 2271, Class PC, 7.25%, 12/15/30	1,779
2,184	Series 2283, Class K, 6.50%, 12/15/23	2,300
1,244	Series 2296, Class PD, 7.00%, 03/15/31	1,289
46	Series 2299, Class G, 7.00%, 05/15/14	46
340	Series 2306, Class K, PO, 05/15/24	286
803	Series 2306, Class SE, IF, IO, 5.83%, 05/15/24	106
1,214	Series 2313, Class LA, 6.50%, 05/15/31	1,257
774	Series 2323, Class VO, 6.00%, 10/15/22	778
2,514	Series 2325, Class PM, 7.00%, 06/15/31	2,655
577	Series 2335, Class VH, 7.00%, 05/15/14	576
6,571	Series 2344, Class QG, 6.00%, 08/15/16	6,697
13,714	Series 2344, Class ZD, 6.50%, 08/15/31	14,112
1,176	Series 2344, Class ZJ, 6.50%, 08/15/31	1,214
1,386	Series 2345, Class NE, 6.50%, 08/15/31	1,425
1,981	Series 2345, Class PQ, 6.50%, 08/15/16	2,039
1,120	Series 2351, Class PZ, 6.50%, 08/15/31	1,160
2,260	Series 2353, Class TD, 6.00%, 09/15/16	2,314
2,052	Series 2355, Class BP, 6.00%, 09/15/16	2,094
890	Series 2359, Class PM, 6.00%, 09/15/16	907
1,853	Series 2359, Class ZB, 8.50%, 06/15/31	2,103
3,774	Series 2360, Class PG, 6.00%, 09/15/16	3,844
1,842	Series 2362, Class PD, 6.50%, 06/15/20	1,850
328	Series 2362, Class PJ, 6.50%, 10/15/28	329
899	Series 2363, Class PF, 6.00%, 09/15/16	916
1,645	Series 2366, Class MD, 6.00%, 10/15/16	1,678
2,256	Series 2367, Class ME, 6.50%, 10/15/31	2,329
1,233	Series 2371, Class VB, 6.00%, 08/15/15	1,234
50	Series 2382, Class TL, IO, 6.50%, 02/15/31	1
6,395	Series 2391, Class QR, 5.50%, 12/15/16	6,453
1,095	Series 2391, Class VQ, 6.00%, 10/15/12	1,114
2,585	Series 2392, Class PV, 6.00%, 12/15/20	2,598
2,042	Series 2394, Class MC, 6.00%, 12/15/16	2,085
2,800	Series 2399, Class OH, 6.50%, 01/15/32	2,900
4,480	Series 2399, Class TH, 6.50%, 01/15/32	4,635
4,275	Series 2410, Class NG, 6.50%, 02/15/32	4,456
1,256	Series 2410, Class OE, 6.38%, 02/15/32	1,289
3,262	Series 2410, Class QS, IF, 5.67%, 02/15/32	3,308
1,057	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	106
546	Series 2412, Class SE, IF, 5.02%, 02/15/09	544
2,030	Series 2412, Class SP, IF, 5.46%, 02/15/32	2,036
5,270	Series 2420, Class XK, 6.50%, 02/15/32	5,469
2,402	Series 2423, Class MC, 7.00%, 03/15/32	2,501
2,460	Series 2423, Class MT, 7.00%, 03/15/32	2,562
1,919	Series 2425, Class OB, 6.00%, 03/15/17	1,960
3,360	Series 2430, Class WF, 6.50%, 03/15/32	3,521
3,441	Series 2434, Class TC, 7.00%, 04/15/32	3,590
840	Series 2435, Class CJ, 6.50%, 04/15/32	881
2,800	Series 2435, Class VH, 6.00%, 07/15/19	2,871
3,048	Series 2436, Class MC, 7.00%, 04/15/32	3,184
2,125	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	177
1,294	Series 2450, Class GZ, 7.00%, 05/15/32	1,341
1,700	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	140
3,636	Series 2455, Class GK, 6.50%, 05/15/32	3,792
1,400	Series 2458, Class QE, 5.50%, 06/15/17	1,415
3,702	Series 2460, Class VZ, 6.00%, 11/15/29	3,760

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
2,856	Series 2466, Class PG, 6.50%, 04/15/32	2,966
1,400	Series 2466, Class PH, 6.50%, 06/15/32	1,473
2,800	Series 2474, Class NR, 6.50%, 07/15/32	2,926
938	Series 2480, Class PV, 6.00%, 07/15/11	954
2,713	Series 2484, Class LZ, 6.50%, 07/15/32	2,873
1,197	Series 2488, Class WS, IF, 5.02%, 08/15/17	1,211
1,931	Series 2498, Class UD, 5.50%, 06/15/16	1,932
772	Series 2500, Class GD, 5.50%, 12/15/15	770
3,360	Series 2500, Class MC, 6.00%, 09/15/32	3,422
1,199	Series 2500, Class TD, 5.50%, 02/15/16	1,198
1,680	Series 2512, Class PG, 5.50%, 10/15/22	1,667
3,158	Series 2513, Class YO, PO, 02/15/32	2,774
5,601	Series 2515, Class DE, 4.00%, 03/15/32	5,297
2,256	Series 2518, Class PX, 5.50%, 09/15/13	2,280
663	Series 2519, Class BT, 8.50%, 09/15/31	710
809	Series 2521, Class PU, 5.50%, 05/15/10	812
3,042	Series 2527, Class VU, 5.50%, 10/15/13	3,064
2,520	Series 2535, Class BK, 5.50%, 12/15/22	2,545
3,360	Series 2537, Class TE, 5.50%, 12/15/17	3,402
1,680	Series 2541, Class GX, 5.50%, 02/15/17	1,688
2,800	Series 2543, Class YX, 6.00%, 12/15/32	2,865
3,640	Series 2544, Class HC, 6.00%, 12/15/32	3,730
3,763	Series 2552, Class ME, 6.00%, 01/15/33	3,849
2,528	Series 2565, Class MB, 6.00%, 05/15/30	2,561
1,904	Series 2567, Class QD, 6.00%, 02/15/33	1,948
798	Series 2571, Class SK, IF, 11.56%, 09/15/23	918
5,601	Series 2575, Class ME, 6.00%, 02/15/33	5,725
1,416	Series 2586, Class HD, 5.50%, 03/15/23	1,384
3,144	Series 2586, Class WI, IO, 6.50%, 03/15/33	678
2,411	Series 2594, Class VA, 6.00%, 03/15/14	2,447
5,213	Series 2594, Class VP, 6.00%, 02/15/14	5,281
5,265	Series 2594, Class VQ, 6.00%, 08/15/20	5,362
1,420	Series 2595, Class HC, 5.50%, 04/15/23	1,406
2,051	Series 2596, Class QG, 6.00%, 03/15/33	2,093
8,845	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	565
11,730	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	587
14,499	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	832
14,862	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	928
1,680	Series 2611, Class UH, 4.50%, 05/15/18	1,602
2,240	Series 2617, Class GR, 4.50%, 05/15/18	2,141
533	Series 2619, Class HR, 3.50%, 11/15/31	502
2,242	Series 2619, Class IM, IO, 5.00%, 10/15/21	294
795	Series 2624, Class IU, IO, 5.00%, 06/15/33	191
13,211	Series 2626, Class NS, IF, IO, 1.23%, 06/15/23	795
2,565	Series 2630, Class KN, 2.50%, 04/15/13	2,510
3,360	Series 2631, Class LC, 4.50%, 06/15/18	3,216
864	Series 2633, Class EO, PO, 08/15/33	625
19,534	Series 2636, Class Z, 4.50%, 06/15/18	18,628
4,094	Series 2637, Class SA, IF, IO, 0.78%, 06/15/18	140
920	Series 2638, Class DS, IF, 3.28%, 07/15/23	780
5,459	Series 2638, Class SA, IF, IO, 1.78%, 11/15/16	224
1,232	Series 2640, Class UG, IO, 5.00%, 01/15/32	356
1,420	Series 2640, Class UR, IO, 4.50%, 08/15/17	123
1,234	Series 2643, Class HI, IO, 4.50%, 12/15/16	105
1,988	Series 2650, Class PO, PO, 12/15/32	1,610
9,325	Series 2650, Class SO, PO, 12/15/32	7,568
17,972	Series 2651, Class VZ, 4.50%, 07/15/18	17,136
2,324	Series 2656, Class SH, IF, 5.64%, 02/15/25	2,302
3,990	Series 2668, Class SB, IF, 2.47%, 10/15/15	3,715
2,800	Series 2672, Class ME, 5.00%, 11/15/22	2,749
917	Series 2672, Class SJ, IF, 2.43%, 09/15/16	844
8,401	Series 2675, Class CK, 4.00%, 09/15/18	7,762
3,592	Series 2682, Class YS, IF, 1.02%, 10/15/33	2,456
544	Series 2683, Class VA, 5.50%, 02/15/21	549
16,000	Series 2684, Class PO, PO, 01/15/33	10,347
4,480	Series 2684, Class TO, PO, 10/15/33	2,547
2,240	Series 2686, Class GB, 5.00%, 05/15/20	2,232
5,733	Series 2686, Class NS, IF, IO, 2.28%, 10/15/21	336
2,685	Series 2691, Class WS, IF, 1.02%, 10/15/33	1,899
1,000	Series 2695, Class DE, 4.00%, 01/15/17	957
924	Series 2696, Class CO, PO, 10/15/18	711
1,791	Series 2702, Class PC, 5.00%, 01/15/23	1,749
1,809	Series 2705, Class SC, IF, 1.02%, 11/15/33	1,312
3,418	Series 2705, Class SD, IF, 2.16%, 11/15/33	2,609
2,240	Series 2715, Class OG, 5.00%, 01/15/23	2,172
4,480	Series 2716, Class UN, 4.50%, 12/15/23	4,214
2,240	Series 2720, Class PC, 5.00%, 12/15/23	2,195
4,115	Series 2721, Class PI, IO, 5.00%, 05/15/16	189
11,481	Series 2727, Class BS, IF, 1.10%, 01/15/34	7,571
400	Series 2727, Class PO, PO, 01/15/34	256
76	Series 2733, Class GF, FRN, 0.00%, 09/15/33	71
1,254	Series 2739, Class S, IF, 1.36%, 01/15/34	918
2,000	Series 2743, Class HC, 4.50%, 12/15/15	1,970
2,150	Series 2743, Class HD, 4.50%, 08/15/17	2,097
2,008	Series 2744, Class FE, FRN, 0.00%, 02/15/34	1,569
1,120	Series 2744, Class PC, 5.50%, 01/15/31	1,123
2,535	Series 2744, Class PE, 5.50%, 02/15/34	2,593
4,827	Series 2744, Class TU, 5.50%, 05/15/32	4,833
2,877	Series 2749, Class PK, IO, 5.00%, 09/15/22	99
1,173	Series 2753, Class S, IF, 1.36%, 02/15/34	785

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
5,435		Series 2755, Class PA, PO, 02/15/29	4,673
4,534		Series 2755, Class SA, IF, 3.56%, 05/15/30	4,326
2,000		Series 2764, Class UC, 5.00%, 05/15/27	1,995
1,715		Series 2766, Class SX, IF, 0.54%, 03/15/34	1,394
1,048		Series 2769, Class PO, PO, 03/15/34	640
675		Series 2771, Class FG, PO, 03/15/34	502
5,526		Series 2776, Class SK, IF, 1.10%, 04/15/34	3,860
1,104		Series 2778, Class BS, IF, 2.45%, 04/15/34	873
1,201		Series 2780, Class JG, 4.50%, 04/15/19	1,141
2,000		Series 2809, Class UB, 4.00%, 09/15/17	1,913
2,000		Series 2809, Class UC, 4.00%, 06/15/19	1,833
379		Series 2827, Class SQ, IF, 7.50%, 01/15/19	394
139		Series 2841, Class GO, PO, 08/15/34	124
1,661		Series 2846, Class PO, PO, 08/15/34	1,287
945		Series 2849, Class PO, PO, 08/15/34	747
2,000		Series 2864, Class GB, 4.00%, 09/15/19	1,845
6,500		Series 2872, Class JD, 4.50%, 01/15/16	6,416
209		Series 2888, Class SL, IF, 1.76%, 11/15/34	204
2,319		Series 2965, Class GD, 4.50%, 04/15/20	2,217
1,000		Series 2975, Class KO, PO, 05/15/35	772
1,963		Series 2989, Class PO, PO, 06/15/23	1,533
4,000		Series 3047, Class OB, 5.50%, 12/15/33	4,055
2,500		Series 3064, Class OB, 5.50%, 07/15/29	2,526
2,261		Series 3101, Class EA, 6.00%, 06/15/20	2,260
2,810		Series 3117, Class EO, PO, 02/15/36	2,149
3,646		Series 3117, Class OK, PO, 02/15/36	2,768
548		Series 3122, Class ZB, 6.00%, 03/15/36	547
5,376		Series 3134, Class PO, PO, 03/15/36	4,146
6,377		Series 3138, Class PO, PO, 04/15/36	4,835
3,397		Series 3150, Class PO, PO, 05/15/36	2,618
1,869		Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,544
745		Series 3164, Class CF, FRN, 0.00%, 04/15/33	673
5,500		Series 3179, Class OA, PO, 07/15/36	4,250
2,599		Series 3189, Class SN, IF, 0.79%, 11/15/35	2,479
8,766		Series 3260, Class CS, IF, IO, 0.82%, 01/15/37	247
15		Federal Home Loan Mortgage Corp. STRIPS, Series 134, Class B, IO, 9.00%, 04/01/22	4
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,889		Series T-41, Class 3A, 7.50%, 07/25/32	1,960
1,176		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	1,213
5,626		Series T-54, Class 2A, 6.50%, 02/25/43	5,753
1,958		Series T-54, Class 3A, 7.00%, 02/25/43	2,021
829		Series T-58, Class A, PO, 09/25/43	708
		Federal Home Loan Mortgage Corp.— Government National Mortgage Association,
1,180		Series 8, Class ZA, 7.00%, 03/25/23	1,196
1,534		Series 55, Class GL, IF, IO, 0.60%, 04/25/24	8
		Federal National Mortgage Association,
20		Series 1988-7, Class Z, 9.25%, 04/25/18	21
88		Series 1989-70, Class G, 8.00%, 10/25/19	94
31		Series 1989-78, Class H, 9.40%, 11/25/19	33
59		Series 1989-83, Class H, 8.50%, 11/25/19	64
57		Series 1989-89, Class H, 9.00%, 11/25/19	61
41		Series 1990-1, Class D, 8.80%, 01/25/20	45
10		Series 1990-60, Class K, 5.50%, 06/25/20	10
18		Series 1990-63, Class H, 9.50%, 06/25/20	20
20		Series 1990-93, Class G, 5.50%, 08/25/20	20
—	(h)	Series 1990-94, Class H, HB, 504.00%, 08/25/20	5
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	8
72		Series 1990-102, Class J, 6.50%, 08/25/20	74
139		Series 1990-120, Class H, 9.00%, 10/25/20	151
12		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	15
—	(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	9
—	(h)	Series 1991-7, Class K, HB, 907.20%, 02/25/21	2
60		Series 1991-24, Class Z, 5.00%, 03/25/21	59
60		Series 1992-38, Class Z, 7.50%, 02/25/22	61
12		Series 1992-101, Class J, 7.50%, 06/25/22	12
322		Series 1992-136, Class PK, 6.00%, 08/25/22	329
215		Series 1992-143, Class MA, 5.50%, 09/25/22	217
14		Series 1992-152, Class N, IO, 8.00%, 08/25/07	—	(h)
133		Series 1992-156, Class K, 7.50%, 09/25/07	133
543		Series 1992-163, Class M, 7.75%, 09/25/22	577
980		Series 1992-188, Class PZ, 7.50%, 10/25/22	1,036
53		Series 1993-8, Class H, 7.00%, 01/25/08	53
423		Series 1993-21, Class KA, 7.70%, 03/25/23	449
613		Series 1993-25, Class J, 7.50%, 03/25/23	649
169		Series 1993-27, Class SA, IF, 15.50%, 02/25/23	220
203		Series 1993-55, Class K, 6.50%, 05/25/08	204
79		Series 1993-59, Class FA, FRN, 6.09%, 05/25/08	79
259		Series 1993-62, Class SA, IF, 10.28%, 04/25/23	312
26		Series 1993-72, Class F, FRN, 5.30%, 05/25/08	25
16		Series 1993-107, Class F, FRN, 5.25%, 06/25/08	16
208		Series 1993-164, Class SC, IF, 9.00%, 09/25/08	212

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
128	Series 1993-165, Class SD, IF, 5.53%, 09/25/23	128
278	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	334
634	Series 1993-167, Class GA, 7.00%, 09/25/23	648
62	Series 1993-175, Class SA, IF, 11.64%, 09/25/08	64
190	Series 1993-179, Class SB, IF, 10.52%, 10/25/23	216
127	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	144
57	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	58
180	Series 1993-190, Class S, IF, 6.60%, 10/25/08	181
60	Series 1993-196, Class FA, FRN, 5.30%, 10/25/08	60
34	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	34
82	Series 1993-197, Class SB, IF, 6.24%, 10/25/08	82
729	Series 1993-199, Class FA, FRN, 5.89%, 10/25/23	739
361	Series 1993-205, Class H, PO, 09/25/23	298
711	Series 1993-220, Class SG, IF, 5.31%, 11/25/13	718
248	Series 1993-221, Class FH, FRN, 6.44%, 12/25/08	249
121	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	125
372	Series 1993-225, Class UB, 6.50%, 12/25/23	387
110	Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	112
224	Series 1993-233, Class SB, IF, 7.72%, 12/25/08	228
555	Series 1993-247, Class FE, FRN, 6.34%, 12/25/23	567
257	Series 1993-247, Class SU, IF, 8.55%, 12/25/23	282
1,082	Series 1993-250, Class Z, 7.00%, 12/25/23	1,118
3,722	Series 1993-257, Class C, PO, 06/25/23	3,341
78	Series 1994-12, Class FC, FRN, 5.45%, 01/25/09	78
23	Series 1994-13, Class SK, IF, 8.81%, 02/25/09	23
6	Series 1994-33, Class F, FRN, 5.74%, 03/25/09	6
128	Series 1994-33, Class FA, FRN, 5.40%, 03/25/09	127
751	Series 1994-34, Class DZ, 6.00%, 03/25/09	753
2,148	Series 1994-37, Class L, 6.50%, 03/25/24	2,216
9,056	Series 1994-40, Class Z, 6.50%, 03/25/24	9,424
178	Series 1994-55, Class G, 6.75%, 12/25/23	178
251	Series 1995-2, Class Z, 8.50%, 01/25/25	266
373	Series 1995-19, Class Z, 6.50%, 11/25/23	404
2,266	Series 1996-14, Class SE, IF, IO, 5.92%, 08/25/23	408
75	Series 1996-20, Class L, PO, 09/25/08	72
51	Series 1996-24, Class B, PO, 10/25/08	50
149	Series 1996-24, Class E, PO, 03/25/09	142
84	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	84
255	Series 1996-32, Class PH, 7.00%, 01/25/26	255
358	Series 1996-39, Class J, PO, 09/25/08	345
197	Series 1996-59, Class J, 6.50%, 08/25/22	204
2,390	Series 1997-20, Class IO, IF, IO, 1.84%, 03/25/27	132
144	Series 1997-27, Class J, 7.50%, 04/18/27	152
228	Series 1997-29, Class J, 7.50%, 04/20/27	240
1,399	Series 1997-39, Class PD, 7.50%, 05/20/27	1,466
1,054	Series 1997-42, Class EN, 7.25%, 07/18/27	1,081
231	Series 1997-42, Class ZC, 6.50%, 07/18/27	237
132	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	7
3,350	Series 1997-61, Class ZC, 7.00%, 02/25/23	3,517
613	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	133
106	Series 1998-4, Class C, PO, 04/25/23	90
201	Series 1998-27, Class B, PO, 12/25/08	193
2,429	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,471
819	Series 1998-43, Class SA, IF, IO, 11.05%, 04/25/23	269
1,124	Series 1998-66, Class SB, IF, IO, 2.83%, 12/25/28	97
611	Series 1999-17, Class C, 6.35%, 04/25/29	629
1,919	Series 1999-18, Class Z, 5.50%, 04/18/29	1,916
1,505	Series 1999-38, Class SK, IF, IO, 2.73%, 08/25/23	115
354	Series 1999-52, Class NS, IF, 8.48%, 10/25/23	412
852	Series 1999-62, Class PB, 7.50%, 12/18/29	901
2,783	Series 2000-2, Class ZE, 7.50%, 02/25/30	2,943
1,196	Series 2000-20, Class SA, IF, IO, 3.78%, 07/25/30	140
216	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	54
1,336	Series 2001-4, Class PC, 7.00%, 03/25/21	1,397
1,328	Series 2001-5, Class OW, 6.00%, 03/25/16	1,348
978	Series 2001-7, Class PF, 7.00%, 03/25/31	1,022
2,816	Series 2001-7, Class PR, 6.00%, 03/25/16	2,915
3,303	Series 2001-10, Class PR, 6.00%, 04/25/16	3,408
233	Series 2001-28, Class VB, 6.00%, 02/25/20	232
2,213	Series 2001-30, Class PM, 7.00%, 07/25/31	2,316
1,315	Series 2001-31, Class VD, 6.00%, 05/25/31	1,339
4,017	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	803
2,383	Series 2001-36, Class DE, 7.00%, 08/25/31	2,464
4,828	Series 2001-44, Class MY, 7.00%, 09/25/31	5,136
879	Series 2001-44, Class PD, 7.00%, 09/25/31	919
1,059	Series 2001-44, Class PU, 7.00%, 09/25/31	1,106

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
4,839	Series 2001-48, Class Z, 6.50%, 09/25/21	5,060
882	Series 2001-49, Class DQ, 6.00%, 11/25/15	885
909	Series 2001-49, Class Z, 6.50%, 09/25/31	943
644	Series 2001-50, Class VB, 6.50%, 12/25/16	645
677	Series 2001-52, Class KB, 6.50%, 10/25/31	702
645	Series 2001-52, Class XM, 6.50%, 11/25/10	654
2,721	Series 2001-52, Class XN, 6.50%, 11/25/15	2,813
2,800	Series 2001-61, Class VB, 7.00%, 12/25/16	2,830
1,102	Series 2001-61, Class VQ, 6.50%, 08/25/15	1,103
4,550	Series 2001-61, Class Z, 7.00%, 11/25/31	4,816
252	Series 2001-71, Class JW, 6.00%, 08/25/21	252
1,351	Series 2001-71, Class MB, 6.00%, 12/25/16	1,377
3,128	Series 2001-71, Class QE, 6.00%, 12/25/16	3,187
668	Series 2001-72, Class SX, IF, 5.08%, 12/25/31	662
3,360	Series 2001-74, Class MB, 6.00%, 12/25/16	3,465
264	Series 2001-78, Class VB, 6.00%, 12/25/15	263
3,117	Series 2001-80, Class PE, 6.00%, 07/25/29	3,159
885	Series 2002-1, Class HC, 6.50%, 02/25/22	914
879	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	956
555	Series 2002-1, Class UD, IF, 5.80%, 12/25/23	574
3,579	Series 2002-2, Class UC, 6.00%, 02/25/17	3,625
10,361	Series 2002-3, Class OG, 6.00%, 02/25/17	10,563
1,914	Series 2002-4, Class VC, 6.50%, 03/25/24	1,916
2,240	Series 2002-7, Class O, 6.00%, 03/25/17	2,283
77	Series 2002-7, Class QM, 6.00%, 02/25/20	77
5,811	Series 2002-7, Class TG, 6.00%, 03/25/17	5,953
833	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	831
520	Series 2002-9, Class VE, 6.50%, 12/25/12	522
1,288	Series 2002-11, Class QG, 5.50%, 03/25/17	1,305
6,432	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	391
122	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	138
9,941	Series 2002-18, Class PC, 5.50%, 04/25/17	10,060
2,239	Series 2002-19, Class PE, 6.00%, 04/25/17	2,282
361	Series 2002-21, Class LO, PO, 04/25/32	289
3,036	Series 2002-21, Class PE, 6.50%, 04/25/32	3,145
1,680	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,727
7,130	Series 2002-28, Class PK, 6.50%, 05/25/32	7,401
78	Series 2002-36, Class HZ, 7.00%, 12/25/29	78
2,093	Series 2002-37, Class Z, 6.50%, 06/25/32	2,147
1,120	Series 2002-42, Class C, 6.00%, 07/25/17	1,157
5,601	Series 2002-48, Class GH, 6.50%, 08/25/32	5,850
1,008	Series 2002-55, Class QE, 5.50%, 09/25/17	1,016
16,802	Series 2002-56, Class UC, 5.50%, 09/25/17	16,985
2,291	Series 2002-61, Class PE, 5.50%, 05/25/16	2,288
689	Series 2002-73, Class S, IF, 2.95%, 11/25/09	669
4,480	Series 2002-74, Class LD, 5.00%, 01/25/16	4,454
6,161	Series 2002-74, Class PD, 5.00%, 11/25/15	6,128
2,155	Series 2002-74, Class VA, 6.00%, 11/25/31	2,151
7,001	Series 2002-74, Class VB, 6.00%, 11/25/31	7,040
2,775	Series 2002-77, Class S, IF, 4.73%, 12/25/32	2,690
4,440	Series 2002-83, Class CS, 6.88%, 08/25/23	4,636
699	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	109
926	Series 2002-93, Class PD, 3.50%, 02/25/29	900
4,621	Series 2002-94, Class BK, 5.50%, 01/25/18	4,677
2,135	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	76
1,051	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	13
3,752	Series 2003-22, Class UD, 4.00%, 04/25/33	3,139
952	Series 2003-27, Class DW, 4.50%, 04/25/17	925
1,400	Series 2003-32, Class KC, 5.00%, 05/25/18	1,369
2,614	Series 2003-34, Class AX, 6.00%, 05/25/33	2,681
2,256	Series 2003-34, Class ED, 6.00%, 05/25/33	2,322
1,328	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	296
1,960	Series 2003-39, Class LW, 5.50%, 05/25/23	1,929
2,800	Series 2003-41, Class PE, 5.50%, 05/25/23	2,844
1,092	Series 2003-42, Class GB, 4.00%, 05/25/33	970
1,120	Series 2003-47, Class PE, 5.75%, 06/25/33	1,129
1,801	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	1,875
1,165	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	791
1,568	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	152
709	Series 2003-67, Class VQ, 7.00%, 01/25/19	746
710	Series 2003-68, Class QP, 3.00%, 07/25/22	662
2,594	Series 2003-71, Class DS, IF, 0.38%, 08/25/33	1,815
713	Series 2003-74, Class SH, IF, 0.59%, 08/25/33	453
17,713	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	1,370
1,580	Series 2003-81, Class LC, 4.50%, 09/25/18	1,514
7,281	Series 2003-83, Class PG, 5.00%, 06/25/23	7,146
2,066	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	1,911
748	Series 2003-92, Class SH, IF, 2.67%, 09/25/18	636
3,360	Series 2003-106, Class US, IF, 1.10%, 11/25/23	2,281
449	Series 2003-106, Class WS, IF, 2.74%, 02/25/23	395
1,000	Series 2003-113, Class PC, 4.00%, 03/25/15	977
11,238	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	795
6,000	Series 2003-117, Class JB, 3.50%, 06/25/33	5,435
2,240	Series 2003-122, Class TE, 5.00%, 12/25/22	2,181
1,680	Series 2003-128, Class KE, 4.50%, 01/25/14	1,654

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
1,000		Series 2003-128, Class NG, 4.00%, 01/25/19	917
2,014		Series 2003-130, Class SX, IF, 3.54%, 01/25/34	1,923
1,673		Series 2003-132, Class OA, PO, 08/25/33	1,332
8,325		Series 2004-4, Class QI, IF, IO, 1.78%, 06/25/33	534
6,192		Series 2004-4, Class QM, IF, 3.56%, 06/25/33	5,849
4,601		Series 2004-10, Class SC, IF, 7.32%, 02/25/34	4,968
2,955		Series 2004-14, Class SD, IF, 1.10%, 03/25/34	2,110
2,460		Series 2004-21, Class CO, PO, 04/25/34	1,444
1,002		Series 2004-22, Class A, 4.00%, 04/25/19	954
1,680		Series 2004-25, Class PC, 5.50%, 01/25/34	1,692
9,003		Series 2004-25, Class SA, IF, 4.90%, 04/25/34	8,921
8,100		Series 2004-27, Class HB, 4.00%, 05/25/19	7,335
1,120		Series 2004-36, Class PC, 5.50%, 02/25/34	1,122
6,686		Series 2004-36, Class SA, IF, 4.90%, 05/25/34	6,594
2,960		Series 2004-36, Class SN, IF, 3.56%, 07/25/33	2,772
2,411		Series 2004-46, Class QB, IF, 2.72%, 05/25/34	2,230
3,014		Series 2004-51, Class SY, IF, 3.60%, 07/25/34	2,824
1,400		Series 2004-53, Class NC, 5.50%, 07/25/24	1,411
903		Series 2004-61, Class SK, IF, 8.50%, 11/25/32	1,010
1,120		Series 2004-76, Class CL, 4.00%, 10/25/19	1,033
2,000		Series 2004-81, Class AC, 4.00%, 11/25/19	1,840
1,960		Series 2004-92, Class JO, PO, 12/25/34	1,673
1,107		Series 2005-52, Class PA, 6.50%, 06/25/35	1,151
1,000		Series 2005-47, Class AN, 5.00%, 12/25/16	996
10,525		Series 2005-56, Class S, IF, IO, 1.39%, 07/25/35	537
1,500		Series 2005-68, Class BC, 5.25%, 06/25/35	1,466
8,000		Series 2005-68, Class PG, 5.50%, 08/25/35	8,076
2,500		Series 2005-68, Class UC, 5.00%, 06/25/35	2,415
12,500		Series 2005-84, Class XM, 5.75%, 10/25/35	12,728
1,000		Series 2005-109, Class PC, 6.00%, 12/25/35	1,032
26,000		Series 2005-110, Class GJ, 5.50%, 11/25/30	26,208
17,500		Series 2005-110, Class GK, 5.50%, 08/25/34	17,388
5,659		Series 2005-110, Class GL, 5.50%, 12/25/35	5,593
2,840		Series 2005-110, Class MN, 5.50%, 06/25/35	2,854
2,500		Series 2005-116, Class PB, 6.00%, 04/25/34	2,560
3,257		Series 2006-22, Class AO, PO, 04/25/36	2,425
2,000		Series 2006-39, Class WC, 5.50%, 01/25/36	1,994
4,575		Series 2006-44, Class GO, PO, 06/25/36	3,522
13,816		Series 2006-44, Class P, PO, 12/25/33	10,351
1,000		Series 2006-46, Class UC, 5.50%, 12/25/35	992
1,759		Series 2006-58, Class AP, PO, 07/25/36	1,419
2,815		Series 2006-58, Class PO, PO, 07/25/36	2,161
7,862		Series 2006-59, Class QO, PO, 01/25/33	6,135
4,437		Series 2006-65, Class QO, PO, 07/25/36	3,523
9,000		Series 2006-77, Class PC, 6.50%, 08/25/36	9,548
9,712		Series 2006-110, Class PO, PO, 11/25/36	6,971
31,327		Series 2007-7, Class SG, IF, IO, 1.18%, 08/25/36	974
3		Series G-17, Class S, HB, FRN, 530.88%, 06/25/21	40
181		Series G-28, Class S, IF, 9.76%, 09/25/21	204
139		Series G-35, Class M, 8.75%, 10/25/21	151
59		Series G-51, Class SA, IF, 16.43%, 12/25/21	78
244		Series G92-15, Class Z, 7.00%, 01/25/22	249
—	(h)	Series G92-27, Class SQ, IF, HB, 5,278.56%, 05/25/22	62
716		Series G92-35, Class E, 7.50%, 07/25/22	755
1		Series G92-35, Class G, HB, 1,184.78%, 07/25/22	18
80		Series G92-42, Class Z, 7.00%, 07/25/22	84
3,830		Series G92-44, Class ZQ, 8.00%, 07/25/22	4,076
108		Series G92-52, Class FD, FRN, 5.36%, 09/25/22	108
959		Series G92-54, Class ZQ, 7.50%, 09/25/22	1,017
119		Series G92-59, Class F, FRN, 5.10%, 10/25/22	118
226		Series G92-61, Class Z, 7.00%, 10/25/22	236
186		Series G92-62, Class B, PO, 10/25/22	149
801		Series G93-1, Class KA, 7.90%, 01/25/23	859
176		Series G93-5, Class Z, 6.50%, 02/25/23	181
237		Series G93-14, Class J, 6.50%, 03/25/23	243
538		Series G93-17, Class SI, IF, 6.00%, 04/25/23	540
538		Series G93-27, Class FD, FRN, 6.22%, 08/25/23	553
125		Series G93-37, Class H, PO, 09/25/23	105
163		Series G95-1, Class C, 8.80%, 01/25/25	179
		Federal National Mortgage Association STRIPS,
21		Series 23, Class 2, IO, 10.00%, 09/01/17	5
3		Series 50, Class 2, IO, 10.50%, 03/01/19	1
90		Series 218, Class 2, IO, 7.50%, 04/01/23	21
72		Series 265, Class 2, 9.00%, 03/01/24	78
2,039		Series 329, Class 1, PO, 12/01/32	1,575
2,329		Series 340, Class 1, PO, 09/01/33	1,722
1		Series K, Class 2, HB, 256.00%, 11/01/08	3
		Federal National Mortgage Association Whole Loan,
891		Series 2002-W5, Class A10, IF, IO, 2.78%, 11/25/30	40
790		Series 2002-W5, Class A7, 6.25%, 08/25/30	792
3,375		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	3,444
1,119		Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,167
581		Series 2003-W4, Class 2A, 6.50%, 10/25/42	594

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
371	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	369
4,139	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	4,299
	Government National Mortgage Association,
2,640	Series 1994-3, Class PQ, 7.49%, 07/16/24	2,769
1,594	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,674
6,721	Series 1994-7, Class PQ, 6.50%, 10/16/24	7,047
1,264	Series 1996-16, Class E, 7.50%, 08/16/26	1,314
1,967	Series 1997-8, Class PN, 7.50%, 05/16/27	2,050
473	Series 1997-11, Class D, 7.50%, 07/20/27	489
1,024	Series 1998-26, Class K, 7.50%, 09/17/25	1,077
5,899	Series 1999-4, Class ZB, 6.00%, 02/20/29	5,993
5,182	Series 1999-10, Class ZC, 6.50%, 04/20/29	5,315
777	Series 1999-15, Class E, 6.50%, 01/16/29	787
1,042	Series 1999-30, Class S, IF, IO, 3.28%, 08/16/29	82
53	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	59
1,086	Series 1999-40, Class ZW, 7.50%, 11/20/29	1,144
1,642	Series 1999-41, Class Z, 8.00%, 11/16/29	1,724
500	Series 1999-44, Class PC, 7.50%, 12/20/29	524
5,549	Series 1999-44, Class ZC, 8.50%, 12/16/29	6,321
1,542	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,617
1,238	Series 2000-6, Class Z, 7.50%, 02/20/30	1,293
81	Series 2000-9, Class PB, 7.50%, 06/16/26	81
592	Series 2000-9, Class Z, 8.00%, 06/20/30	633
6,079	Series 2000-9, Class ZJ, 8.50%, 02/16/30	6,596
1,112	Series 2000-12, Class ST, IF, 12.90%, 02/16/30	1,281
1,417	Series 2000-14, Class PD, 7.00%, 02/16/30	1,474
406	Series 2000-16, Class ZN, 7.50%, 02/16/30	427
8,329	Series 2000-21, Class Z, 9.00%, 03/16/30	9,161
906	Series 2000-26, Class TZ, 8.50%, 09/20/30	1,022
449	Series 2000-26, Class Z, 7.75%, 09/20/30	454
87	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	98
1,338	Series 2000-31, Class Z, 9.00%, 10/20/30	1,421
376	Series 2000-34, Class SG, IF, IO, 3.21%, 10/20/30	18
729	Series 2000-35, Class ZA, 9.00%, 11/20/30	786
102	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	22
537	Series 2000-37, Class B, 8.00%, 12/20/30	559
294	Series 2000-38, Class AH, 7.15%, 12/20/30	300
599	Series 2001-4, Class SJ, IF, IO, 2.83%, 01/19/30	2
908	Series 2001-6, Class SD, IF, IO, 3.23%, 03/16/31	88
1,427	Series 2001-7, Class PK, 6.50%, 03/20/31	1,472
3,950	Series 2001-8, Class Z, 6.50%, 03/20/31	4,078
67	Series 2001-32, Class WA, IF, 6.83%, 07/20/31	69
1,030	Series 2001-35, Class SA, IF, IO, 2.93%, 08/16/31	95
823	Series 2001-36, Class S, IF, IO, 2.73%, 08/16/31	67
637	Series 2001-60, Class VP, 6.50%, 07/20/17	640
2,800	Series 2001-64, Class MQ, 6.50%, 12/20/31	2,882
966	Series 2002-3, Class SP, IF, IO, 2.07%, 01/16/32	67
1,696	Series 2002-7, Class PG, 6.50%, 01/20/32	1,748
4,078	Series 2002-24, Class AG, IF, IO, 2.63%, 04/16/32	315
382	Series 2002-24, Class SB, IF, 3.95%, 04/16/32	368
9,873	Series 2002-31, Class SE, IF, IO, 2.18%, 04/16/30	674
2,912	Series 2002-40, Class UK, 6.50%, 06/20/32	3,050
158	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	169
12,688	Series 2002-45, Class QE, 6.50%, 06/20/32	13,240
3,976	Series 2002-47, Class PG, 6.50%, 07/16/32	4,158
8,173	Series 2002-47, Class ZA, 6.50%, 07/20/32	8,447
229	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	254
4,629	Series 2002-52, Class GH, 6.50%, 07/20/32	4,861
2,053	Series 2002-54, Class GB, 6.50%, 08/20/32	2,134
2,259	Series 2002-67, Class VA, 6.00%, 03/20/13	2,256
2,715	Series 2002-70, Class AV, 6.00%, 03/20/12	2,763
7,001	Series 2002-70, Class PS, IF, IO, 2.38%, 08/20/32	511
371	Series 2002-71, Class VJ, 6.00%, 12/20/14	371
1,411	Series 2002-75, Class PB, 6.00%, 11/20/32	1,451
1,345	Series 2002-79, Class KV, 6.00%, 11/20/13	1,367
1,390	Series 2002-80, Class EB, 7.00%, 01/20/32	1,422
118	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	—	(h)
2,701	Series 2002-88, Class VA, 6.00%, 12/20/17	2,750
3,035	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	467
1,550	Series 2003-4, Class NY, 5.50%, 12/20/13	1,567
4,914	Series 2003-11, Class SK, IF, IO, 2.38%, 02/16/33	375
2,305	Series 2003-12, Class SP, IF, IO, 2.38%, 02/20/33	182
521	Series 2003-24, Class PO, PO, 03/16/33	425
1,960	Series 2003-40, Class TC, 7.50%, 03/20/33	2,147
1,960	Series 2003-40, Class TJ, 6.50%, 03/20/33	2,104
1,120	Series 2003-46, Class MG, 6.50%, 05/20/33	1,215
2,072	Series 2003-46, Class TC, 6.50%, 03/20/33	2,196
1,609	Series 2003-52, Class AP, PO, 06/16/33	1,293
3,196	Series 2003-58, Class BE, 6.50%, 01/20/33	3,412

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
5,865	Series 2003-76, Class LS, IF, IO, 1.88%, 09/20/31	302
629	Series 2003-90, Class PO, PO, 10/20/33	514
1,735	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	26
1,820	Series 2003-98, Class PC, 5.00%, 02/20/29	1,805
7,443	Series 2003-112, Class SA, IF, IO, 1.23%, 12/16/33	356
13,434	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	291
1,875	Series 2004-28, Class S, IF, 5.03%, 04/16/34	1,860
2,864	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	2,740
4,154	Series 2004-83, Class AP, IF, 2.76%, 10/16/34	3,953
1,898	Series 2006-38, Class ZL, 6.50%, 09/20/33	1,896
	Vendee Mortgage Trust,
1,573	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,597
2,416	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,519
1,582	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,641
3,730	Series 1997-1, Class 2Z, 7.50%, 02/15/27	3,941
4,531	Series 1998-1, Class 2E, 7.00%, 09/15/27	4,680
		1,189,858
	Non-Agency CMO — 12.1%
7,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	6,820
	Banc of America Alternative Loan Trust,
711	Series 2003-1, Class A, PO, 02/25/33	579
1,142	Series 2003-11, Class PO, PO, 01/25/34	910
924	Series 2004-6, Class 15, PO, 07/25/34	734
1,433	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	1,415
	Banc of America Funding Corp.,
2,912	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,857
1,904	Series 2004-1, Class PO, PO, 03/25/34	1,466
3,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	3,005
3,416	Series 2005-7, Class 30, PO, 11/25/35	2,418
1,528	Series 2005-8, Class 30, PO, 01/25/36	1,075
7,391	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	7,321
3,845	Series 2006-1, Class X, PO, 01/25/36	2,720
	Banc of America Mortgage Securities,
777	Series 2003-7, Class A2, 4.75%, 09/25/18	763
1,206	Series 2003-8, Class A, PO, 11/25/33	901
17,334	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	119
708	Series 2004-4, Class A, PO, 05/25/34	544
3,024	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,813
2,764	Series 2004-6, Class A, PO, 07/25/34	1,893
579	Series 2004-8, Class 5, PO, 05/25/32	452
1,391	Series 2004-8, Class X, PO, 10/25/34	992
967	Series 2004-9, Class 3, PO, 09/25/32	763
8,581	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	8,444
6,454	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	6,412
	Bear Stearns Adjustable Rate Mortgage Trust,
1,549	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,546
1,120	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	1,100
21,040	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36	20,702
2,759	Cendant Mortgage Corp., Series 2003-8, Class 1P, PO, 10/25/33	1,979
	Citicorp Mortgage Securities, Inc.,
710	Series 1993-14, Class A3, FRN, 6.58%, 11/25/23	711
9,339	Series 2004-1, Class 3A1, 4.75%, 01/25/34	9,196
1,888	Series 2004-5, Class 2A5, 4.50%, 08/25/34	1,843
	Citigroup Mortgage Loan Trust, Inc.,
1,289	Series 2003-1, Class 2, PO, 10/25/33	906
613	Series 2003-1, Class 2A6, PO, 10/25/33	292
1,070	Series 2003-1, Class 3, PO, 09/25/33	782
388	Series 2003-1, Class WPO1, PO, 06/25/31	330
1,234	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,252
1,587	Series 2003-UST1, Class 1, PO, 12/25/18	1,266
814	Series 2003-UST1, Class 3, PO, 12/25/18	664
5,122	Series 2003-UST1, Class A1, 5.50%, 12/25/18	5,095
1,718	Series 2005-1, Class 2A1A, VAR, 4.70%, 04/25/35	1,734
	Countrywide Alternative Loan Trust,
2,973	Series 2002-8, Class A4, 6.50%, 07/25/32	2,956
915	Series 2002-17, Class A7, 2.50%, 01/25/33	886
5,967	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	5,678
43,457	Series 2005-22T1, Class A2, IF, IO, 0.01%, 06/25/35	229
2,411	Series 2005-26CB, Class A10, IF, 3.41%, 07/25/35	2,329
8,000	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	7,872
8,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	7,950
3,752	Series 2005-5R, Class A1, 5.25%, 12/25/18	3,744
2,744	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	2,713
30,716	Series 2005-J1, Class 1A4, IF, IO, 0.02%, 02/25/35	202

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Non-Agency CMO — Continued
		Countrywide Home Loan Mortgage Pass-Through Trust,
10,138		Series 2002-22, Class A20, 6.25%, 10/25/32	10,099
7,972		Series 2003-26, Class 1A6, 3.50%, 08/25/33	7,125
4,068		Series 2003-29, Class A1, 5.50%, 08/25/33	4,043
873		Series 2003-34, Class A11, 5.25%, 09/25/33	868
1,120		Series 2003-44, Class A9, PO, 10/25/33	698
1,357		Series 2003-J2, Class A17, IF, IO, 2.08%, 04/25/33	57
5,982		Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	5,493
889		Series 2004-7, Class 2A1, FRN, 4.06%, 06/25/34	877
1,753		Series 2004-HYB1, Class 2A, VAR, 4.23%, 05/20/34	1,748
1,555		Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	1,535
2,556		Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,518
1,000		Series 2005-16, Class A23, 5.50%, 09/25/35	995
8,763		Series 2005-22, Class 2A1, FRN, 5.28%, 11/25/35	8,752
		CS First Boston Mortgage Securities Corp.,
731		Series 2004-5, Class 5P, PO, 08/25/19	577
1,696		Series 2005-9, Class AP, PO, 10/25/35	1,282
921		Series 2005-10, Class AP, PO, 11/25/35	681
		First Boston Mortgage Securities Corp. 1987 STRIPS,
192		Series C, Class I-O, IO, 10.97%, 04/25/17	54
107		Series C, PO, 04/25/17	89
2,702		First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	2,539
		First Horizon Asset Securities, Inc.,
2,533		Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,319
11,386		Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	11,292
9,252		Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	9,220
		GMAC Mortgage Corp. Loan Trust,
7,037		Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	6,982
5,000		Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	4,952
		GSR Mortgage Loan Trust,
1,268		Series 2003-3F, Class 4A3, 5.75%, 04/25/33	1,225
4,300		Series 2004-6F, Class 3A4, 6.50%, 05/25/34	4,477
2,228		Series 2004-10F, Class 2A1, 5.00%, 08/25/19	2,218
767		Series 2004-13F, Class 3A3, 6.00%, 11/25/34	775
476		Series 2004-15F, Class AP, PO, 12/25/34	395
553		Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, FRN, 5.72%, 11/25/34	554
53,339		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.74%, 08/25/35	816
		MASTR Adjustable Rate Mortgages Trust,
7,953		Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	7,815
12,000		Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	11,689
		MASTR Alternative Loans Trust,
1,312		Series 2003-9, Class 8A1, 6.00%, 01/25/34	1,328
1,088		Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,090
1,798		Series 2004-6, Class 30, PO, 07/25/34	1,401
1,439		Series 2004-7, Class 30, PO, 08/25/34	1,096
6,521		Series 2004-8, Class 6A1, 5.50%, 09/25/19	6,555
2,021		Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,946
		MASTR Asset Securitization Trust,
1,412		Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,403
1,224		Series 2003-12, Class 30, PO, 12/25/33	881
828		Series 2004-1 Class 30, PO, 02/25/34	635
1,534		Series 2004-6, Class 15, PO, 07/25/19	1,203
865		Series 2004-8, PO, 08/25/19	679
10,968		MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	7,660
1,185		Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 5.49%, 05/25/35	1,184
314		Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	336
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 7,593.60%, 04/20/21	2
5,056		MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	5,076
		Nomura Asset Acceptance Corp.,
2,222		Series 2003-A1, Class A1, 5.50%, 05/25/33	2,210
1,576		Series 2003-A1, Class A2, 6.00%, 05/25/33	1,570
248		Series 2003-A1, Class A5, 7.00%, 04/25/33	247
400		Series 2003-A1, Class A7, 5.00%, 04/25/18	397
2,036		Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	2,079
		Paine Webber CMO Trust,
17		Series H, Class 4, 8.75%, 04/01/18	18
71		Series P, Class 4, 8.50%, 08/01/19	75
2,500		Permanent Financing plc (United Kingdom), Series 4, Class 2A, FRN, 5.42%, 03/10/09	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
	Residential Accredit Loans, Inc.,
4,986	Series 2002-QS8, Class A5, 6.25%, 06/25/17	4,969
1,396	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	1,389
2,410	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	2,349
2,870	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	2,812
2,695	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	190
6,964	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	514
6,071	Series 2003-QS12, Class A2A, IF, IO, 2.28%, 06/25/18	316
1,848	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	291
12,296	Series 2003-QS14, Class A1, 5.00%, 07/25/18	12,065
4,260	Series 2003-QS18, Class A1, 5.00%, 09/25/18	4,183
1,680	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,667
2,715	Series 2005-QA7, Class A21, VAR, 4.83%, 07/25/35	2,680
991	Series 2006-QS4, Class A7, IF, 4.74%, 04/25/36	985
	Residential Asset Securitization Trust,
1,673	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,653
549	Series 2003-A14, Class A1, 4.75%, 02/25/19	533
1,223	Series 2005-A11, Class PO, PO, 10/25/35	945
	Residential Funding Mortgage Securities I,
7,717	Series 2003-S7, Class A17, 4.00%, 05/25/33	7,290
2,240	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	2,139
1,680	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,610
2,062	Series 2003-S14, Class A4, PO, 07/25/18	1,671
760	Series 2004-S6, Class 2A6, PO, 06/25/34	545
3,753	Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	3,768
451	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	363
39	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	39
	Salomon Brothers Mortgage Securities VII, Inc.,
33	Series 2000-UP1, Class A2, 8.00%, 09/25/30	34
735	Series 2003-UP2, Class 1, PO, 12/25/18	596
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	4,053
	Structured Asset Securities Corp.,
248	Series 2002-10H, Class 1AP, PO, 05/25/32	208
3,120	Series 2003-8, Class 1A2, 5.00%, 04/25/18	3,079
3,719	Series 2004-20, Class 1A3, 5.25%, 11/25/34	3,636
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,230	Series 2002-MS, Class 12A, 6.50%, 05/25/32	1,227
729	Series 2005-1, Class CP, PO, 03/25/35	572
43,809	Series 2005-2, Class 1A4, IF, IO, 0.09%, 04/25/35	379
10,678	Series 2005-2, Class 2A3, IF, IO, 0.04%, 04/25/35	82
7,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	6,981
3,779	Series 2005-6, Class 2A4, 5.50%, 08/25/35	3,772
	Washington Mutual, Inc.,
1,543	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,515
2,240	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	2,177
4,525	Series 2003-S8, Class A4, 4.50%, 09/25/18	4,390
2,240	Series 2003-S8, Class A6, 4.50%, 09/25/18	2,166
1,292	Series 2003-S9, Class P, PO, 10/25/33	953
774	Series 2003-S10, Class A6, PO, 10/25/18	554
921	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	911
1,152	Series 2004-RS2, Class A4, 5.00%, 11/25/33	999
960	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	798
	Wells Fargo Mortgage Backed Securities Trust,
1,588	Series 2003-11, Class 1A, PO, 10/25/18	1,262
3,360	Series 2003-11, Class 1A4, 4.75%, 10/25/18	3,321
2,800	Series 2003-13, Class A7, 4.50%, 11/25/18	2,658
2,427	Series 2003-16, Class 2A1, 4.50%, 12/25/18	2,338
1,634	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,611
1,400	Series 2003-8, Class A9, 4.50%, 08/25/18	1,347
1,886	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	1,823
2,834	Series 2004-7, Class 2A2, 5.00%, 07/25/19	2,785
8,845	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	8,739
7,139	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	7,093
5,698	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	5,618
4,200	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	4,088
1,735	Series 2005-14, Class 2A, PO, 12/25/35	1,218
1,159	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	1,138
		434,790
	Total Collateralized Mortgage Obligations (Cost $1,646,565)	1,624,648

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — 1.3%
7,500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	7,510
	Bear Stearns Commercial Mortgage Securities,
195	Series 2000-WF1, Class A1, 7.64%, 02/15/32	199
1,955	Series 2004-T16, Class A2, 3.70%, 02/13/46	1,912
3,050	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,997
4,640	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	4,730
1,972	Series 2006-PW14, Class A1, 5.04%, 12/01/38	1,968
4,020	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	4,082
1,000	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	1,038
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	2,504
5,100	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	4,965
3,950	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.43%, 02/12/39	4,015
	Morgan Stanley Capital I,
2,156	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	2,162
1,519	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,543
25	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.98%, 01/15/39	26
7,585	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	7,375
	Total Commercial Mortgage-Backed Securities (Cost $47,285)	47,026
	Corporate Bonds — 12.6%
	Aerospace & Defense — 0.1%
1,600	Northrop Grumman Corp., 7.13%, 02/15/11	1,717
948	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	982
5	United Technologies Corp., 6.10%, 05/15/12	5
		2,704
	Airlines — 0.1%
538	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09 (c)	558
	Continental Airlines, Inc.,
499	Series 1999-2, Class A1, 7.26%, 03/15/20	533
1,400	Series 1999-2, Class A2, 7.06%, 09/15/09	1,439
	United AirLines, Inc.,
696	Series 2001-1, 6.07%, 03/01/13	701
923	Series 2001-1, 6.20%, 09/01/08 (c)	932
		4,163
	Automobiles — 0.2%
	DaimlerChrysler NA Holding Corp.,
1,456	4.75%, 01/15/08	1,448
4,426	7.20%, 09/01/09	4,618
		6,066
	Capital Markets — 2.0%
	Bear Stearns Cos., Inc. (The),
6,321	3.25%, 03/25/09 (c)	6,101
1,000	5.70%, 11/15/14	1,023
	Credit Suisse USA, Inc.,
616	4.70%, 06/01/09 (c)	612
1,200	4.88%, 01/15/15	1,174
1,400	5.50%, 08/15/13 (c)	1,426
8,639	6.13%, 11/15/11	9,016
	Goldman Sachs Group, Inc.,
1,865	3.88%, 01/15/09 (c)	1,828
2,096	4.75%, 07/15/13	2,038
1,000	5.15%, 01/15/14 (c)	990
1,535	5.25%, 10/15/13	1,534
10	5.70%, 09/01/12	10
2,095	6.35%, 02/15/34	2,140
2,142	6.60%, 01/15/12	2,274
560	6.65%, 05/15/09	579
6,329	6.88%, 01/15/11	6,716
286	7.35%, 10/01/09	302
	Lehman Brothers Holdings, Inc.,
1,516	4.00%, 01/22/08 (c)	1,498
2,167	6.63%, 01/18/12	2,299
370	7.88%, 11/01/09	396
1,500	Series G, 4.80%, 03/13/14 (c)	1,453
	Merrill Lynch & Co., Inc.,
1,176	3.70%, 04/21/08	1,158
500	4.79%, 08/04/10	496
3,340	5.45%, 07/15/14 (c)	3,380
1,120	Series B, 3.13%, 07/15/08	1,088
2,912	Series C, 4.13%, 01/15/09 (c)	2,863
	Morgan Stanley,
728	4.25%, 05/15/10	710
2,133	4.75%, 04/01/14 (c)	2,045
1,000	5.30%, 03/01/13	1,010

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Capital Markets — Continued
2,420	5.80%, 04/01/07	2,421
3,612	6.60%, 04/01/12	3,849
7,421	6.75%, 04/15/11	7,875
504	8.00%, 06/15/10 (c)	550
1,904	State Street Corp., 7.65%, 06/15/10	2,046
		72,900
	Chemicals — 0.2%
1,680	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,836
	Dow Chemical Co. (The),
450	6.00%, 10/01/12	461
580	6.13%, 02/01/11 (c)	594
1,345	7.38%, 11/01/29 (c)	1,489
1,300	Monsanto Co., 7.38%, 08/15/12	1,432
		5,812
	Commercial Banks — 1.1%
1,500	Cadets Trust, 4.80%, 07/15/13 (e)	1,464
350	Fifth Third Bancorp, 5.45%, 01/15/17	352
3,080	Firstar Bank NA, 7.13%, 12/01/09 (c)	3,242
308	HSBC Holdings plc (United Kingdom), 7.35%, 11/27/32	364
1,750	Huntington National Bank, 8.00%, 04/01/10	1,884
700	KEY Bank NA, 7.50%, 09/15/08	723
2,296	Keycorp, Series G, 4.70%, 05/21/09	2,268
	Popular North America, Inc.,
840	4.25%, 04/01/08	828
3,105	4.70%, 06/30/09	3,055
2,232	Royal Bank of Canada (Canada), 3.88%, 05/04/09	2,181
1,120	SunTrust Bank, 6.38%, 04/01/11	1,175
1,400	US Bancorp, 7.50%, 06/01/26	1,697
	US Bank NA,
690	6.38%, 08/01/11	724
4,256	6.50%, 02/01/08	4,287
1,064	Wachovia Bank NA, 7.80%, 08/18/10	1,147
	Wachovia Corp.,
2,688	3.50%, 08/15/08	2,626
2,037	3.63%, 02/17/09 (c)	1,982
1,400	4.88%, 02/15/14	1,368
	Wells Fargo & Co.,
2,932	3.13%, 04/01/09	2,824
2,340	4.20%, 01/15/10	2,295
1,000	5.00%, 11/15/14 (c)	980
2,856	Wells Fargo Bank NA, 7.55%, 06/21/10	3,066
		40,532
	Communications Equipment — 0.0% (g)
1,100	Cisco Systems, Inc., 5.50%, 02/22/16	1,119
	Computers & Peripherals — 0.1%
	International Business Machines Corp.,
1,568	5.39%, 01/22/09	1,575
660	6.22%, 08/01/27	710
		2,285
	Consumer Finance — 1.0%
840	American Express Credit Corp., 3.00%, 05/16/08	819
	American General Finance Corp.,
2,281	Series H, 4.50%, 11/15/07 (c)	2,271
1,120	Series H, 5.38%, 10/01/12 (c)	1,132
238	Capital One Bank, 5.75%, 09/15/10	243
	HSBC Finance Corp.,
1,400	4.75%, 05/15/09	1,393
1,000	5.00%, 06/30/15	977
1,100	5.25%, 01/15/14	1,101
10,092	5.88%, 02/01/09	10,257
280	6.38%, 11/27/12	297
1,680	6.40%, 06/17/08	1,706
3,176	6.50%, 11/15/08	3,250
468	6.75%, 05/15/11	497
2,520	7.88%, 03/01/07	2,520
	International Lease Finance Corp.,
865	4.50%, 05/01/08 (c)	857
689	5.88%, 05/01/13 (c)	713
	SLM Corp.,
4,000	4.00%, 01/15/10 (c)	3,888
1,400	Series A, 5.38%, 01/15/13	1,410
784	Toyota Motor Credit Corp., 2.88%, 08/01/08	759
952	Washington Mutual Financial Corp., 6.88%, 05/15/11	1,017
		35,107
	Diversified Financial Services — 2.4%
	Associates Corp. of North America,
2,484	8.15%, 08/01/09	2,658
1,470	8.55%, 07/15/09	1,584
1,400	Series A, 7.95%, 02/15/10	1,509
	Bank of America Corp.,
2,688	3.88%, 01/15/08	2,655
1,000	5.25%, 12/01/15 (c)	1,000
1,000	5.63%, 10/14/16	1,032
1,484	7.40%, 01/15/11	1,606
7,373	7.80%, 02/15/10	7,931

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
600	Caterpillar Financial Services Corp., 5.50%, 03/15/16 (c)	607
1,000	CIT Group, Inc., 7.75%, 04/02/12 (c)	1,110
	Citigroup, Inc.,
700	3.50%, 02/01/08	690
1,000	4.70%, 05/29/15 (c)	970
3,292	5.63%, 08/27/12	3,374
420	6.20%, 03/15/09	430
	General Electric Capital Corp.,
2,240	Series A, 3.50%, 05/01/08	2,199
2,968	Series A, 4.25%, 01/15/08	2,946
2,000	Series A, 4.38%, 11/21/11	1,946
1,176	Series A, 4.63%, 09/15/09 (c)	1,167
8,957	Series A, 5.88%, 02/15/12	9,276
5,197	Series A, 6.00%, 06/15/12	5,417
4,649	Series A, 6.13%, 02/22/11	4,828
4,416	Series A, 6.75%, 03/15/32	5,135
	John Hancock Global Funding II,
1,400	3.50%, 01/30/09 (e)	1,357
1,512	7.90%, 07/02/10 (e)	1,638
	MassMutual Global Funding II,
2,296	3.25%, 06/15/07 (e)	2,283
2,464	3.50%, 03/15/10 (e)	2,362
	New York Life Global Funding,
1,330	3.88%, 01/15/09 (e)	1,301
3,920	5.38%, 09/15/13 (e)	3,979
2,100	Pricoa Global Funding I, 3.90%, 12/15/08 (e)	2,051
	Principal Life Global Funding I,
1,400	2.80%, 06/26/08 (e)	1,355
336	5.13%, 06/28/07 (e)	336
6,021	6.25%, 02/15/12 (e)	6,315
1,630	Textron Financial Corp., 5.13%, 02/03/11	1,630
		84,677
	Diversified Telecommunication Services — 1.4%
2,295	AT&T, Inc., 5.63%, 06/15/16	2,323
1,232	Bell Telephone Co. of Pennsylvania, 8.35%, 12/15/30	1,487
1,288	BellSouth Capital Funding, 7.75%, 02/15/10	1,379
700	BellSouth Corp., 5.20%, 09/15/14	693
1,938	BellSouth Telecommunications, 6.30%, 12/15/15	2,004
4,466	British Telecommunications plc (United Kingdom), 8.63%, 12/15/10	5,004
785	Deutsche Telekom International Finance BV (Netherlands), 5.25%, 07/22/13 (c)	778
	France Telecom S.A. (France),
4,695	7.75%, 03/01/11	5,135
1,000	8.50%, 03/01/31	1,341
3,164	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	3,362
	Sprint Capital Corp.,
1,665	6.90%, 05/01/19	1,749
1,680	7.63%, 01/30/11	1,812
560	8.38%, 03/15/12	628
1,534	8.75%, 03/15/32	1,872
	Telecom Italia Capital S.A. (Luxembourg),
1,415	4.00%, 11/15/08	1,386
1,600	5.25%, 11/15/13	1,557
1,512	TELUS Corp. (Canada), 8.00%, 06/01/11 (c)	1,661
1,120	Verizon Communications, 7.51%, 04/01/09	1,169
3,650	Verizon Florida, Inc., Series F, 6.13%, 01/15/13 (c)	3,762
	Verizon Global Funding Corp.,
4,621	7.25%, 12/01/10	4,948
1,540	7.38%, 09/01/12 (c)	1,697
823	Verizon Maryland, Inc., Series A, 6.13%, 03/01/12	850
880	Verizon New York, Inc., Series B, 7.38%, 04/01/32	945
1,193	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	1,139
		48,681
	Electric Utilities — 0.5%
392	Alabama Power Co., 4.70%, 12/01/10	387
392	Appalachian Power Co., 6.60%, 05/01/09	403
1,110	Arizona Public Service Co., 4.65%, 05/15/15	1,044
1,260	Carolina Power & Light Co., 5.13%, 09/15/13	1,251
1,300	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	1,322
290	Commonwealth Edison Co., 6.95%, 07/15/18 (c)	307
2,814	Exelon Generation Co. LLC, 6.95%, 06/15/11	2,981
500	Florida Power & Light Co., 5.95%, 10/01/33	525
280	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	273
2,560	NiSource Finance Corp., 6.15%, 03/01/13	2,652
1,600	Pacificorp, 4.30%, 09/15/08	1,581
675	Pepco Holdings, Inc., 6.45%, 08/15/12	709
	PSEG Power LLC,
2,190	5.50%, 12/01/15	2,190
1,322	7.75%, 04/15/11	1,441
1,255	8.63%, 04/15/31	1,635
		18,701

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Food & Staples Retailing — 0.1%
1,680	Kroger Co. (The), 8.05%, 02/01/10	1,805
2,930	Safeway, Inc., 4.13%, 11/01/08	2,876
		4,681
	Gas Utilities — 0.2%
1,008	KeySpan Gas East Corp., 7.88%, 02/01/10	1,082
	Spectra Energy Capital LLC
3,645	6.25%, 02/15/13 (c)	3,741
980	8.00%, 10/01/19	1,130
550	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13 (c)	514
		6,467
	Health Care Providers & Services — 0.1%
2,035	UnitedHealth Group, Inc., 3.30%, 01/30/08	1,997
	Household Durables — 0.0% (g)
1,485	Centex Corp., 5.70%, 05/15/14 (c)	1,486
	Independent Power Producers & Energy Traders — 0.0% (g)
1,792	Constellation Energy Group, Inc., 6.35%, 04/01/07	1,793
	Industrial Conglomerates — 0.2%
644	Raychem Corp., 7.20%, 10/15/08	662
	Tyco International Group S.A. (Bermuda),
3,080	6.38%, 10/15/11	3,261
1,400	6.75%, 02/15/11	1,496
		5,419
	Insurance — 0.8%
2,184	American International Group, Inc., 4.25%, 05/15/13	2,085
3,248	ASIF Global Financing XIX, 4.90%, 01/17/13 (c) (e)	3,213
3,360	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	3,300
2,520	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	2,624
2,980	Liberty Mutual Group, Inc., 5.75%, 03/15/14 (e)	2,997
1,624	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,640
3,360	Monumental Global Funding II, 4.38%, 07/30/09 (e)	3,303
	Nationwide Financial Services,
1,130	5.90%, 07/01/12	1,162
1,182	6.25%, 11/15/11	1,230
848	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	830
	Protective Life Secured Trust,
1,199	4.00%, 10/07/09	1,166
3,360	4.00%, 04/01/11	3,230
350	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14 (c)	348
		27,128
	Media — 0.7%
1,570	Clear Channel Communications, Inc., 5.50%, 09/15/14 (c)	1,392
2,813	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	3,249
	Comcast Cable Holdings LLC,
1,337	7.13%, 02/15/28	1,468
4,088	9.80%, 02/01/12	4,867
2,095	Comcast Corp., 5.50%, 03/15/11	2,120
1,022	COX Communications, Inc., 7.75%, 11/01/10	1,108
	Historic TW, Inc.,
1,232	7.48%, 01/15/08	1,251
896	8.18%, 08/15/07	906
2,415	9.15%, 02/01/23	3,097
900	News America, Inc., 7.25%, 05/18/18	1,018
	Time Warner Entertainment Co. LP,
1,920	8.38%, 03/15/23	2,316
1,288	10.15%, 05/01/12	1,547
255	Time Warner, Inc., 7.70%, 05/01/32	299
		24,638
	Metals & Mining — 0.0% (g)
1,385	Alcoa, Inc., 5.55%, 02/01/17	1,402
	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
3,000	Series A, 8.13%, 06/15/10	3,275
1,854	Series B, 6.25%, 06/30/12	1,944
2,100	DTE Energy Co., Series A, 6.65%, 04/15/09	2,162
	Duke Energy Corp.,
2,800	4.20%, 10/01/08 (c)	2,761
2,016	5.63%, 11/30/12	2,068
		12,210
	Oil, Gas & Consumable Fuels — 0.3%
455	Alberta Energy Co., Ltd. (Canada), 7.38%, 11/01/31	527
1,000	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16	1,023

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — Continued
2,520	ConocoPhillips Co., 8.75%, 05/25/10	2,801
1,155	Husky Energy, Inc. (Canada), 6.15%, 06/15/19	1,190
1,230	Kerr-McGee Corp., 6.95%, 07/01/24	1,327
	Kinder Morgan Energy Partners LP,
935	7.40%, 03/15/31	1,050
635	7.75%, 03/15/32	740
992	Pemex Project Funding Master Trust, 8.63%, 02/01/22	1,238
2,045	Pioneer Natural Resources Co., 5.88%, 07/15/16 (c)	1,938
		11,834
	Paper & Forest Products — 0.1%
	International Paper Co.,
1,904	4.00%, 04/01/10	1,845
879	4.25%, 01/15/09 (c)	864
216	5.85%, 10/30/12	221
1,008	6.50%, 11/15/07	1,012
	Weyerhaeuser Co.,
48	6.13%, 03/15/07	48
700	6.75%, 03/15/12	744
		4,734
	Pharmaceuticals — 0.0% (g)
790	Wyeth, 6.45%, 02/01/24	862
	Real Estate Management & Development — 0.0% (g)
392	ERP Operating LP, 4.75%, 06/15/09	387
	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
1,375	6.13%, 03/15/09	1,398
1,425	7.13%, 12/15/10	1,521
	Norfolk Southern Corp.,
299	5.59%, 05/17/25	290
871	5.64%, 05/17/29	843
326	7.25%, 02/15/31	382
34	7.80%, 05/15/27	41
		4,475
	Thrifts & Mortgage Finance — 0.3%
784	Bank United, Series A, 8.00%, 03/15/09	824
	Countrywide Home Loans, Inc.,
1,680	3.25%, 05/21/08	1,640
3,080	Series L, 4.00%, 03/22/11	2,934
840	MGIC Investment Corp., 6.00%, 03/15/07	840
980	Washington Mutual Bank FA, 6.88%, 06/15/11	1,042
	Washington Mutual, Inc.,
2,921	4.20%, 01/15/10	2,855
1,000	4.63%, 04/01/14	946
1,400	World Savings Bank FSB, 4.50%, 06/15/09	1,380
		12,461
	Wireless Telecommunication Services — 0.3%
	New Cingular Wireless Services, Inc.,
456	7.50%, 05/01/07	457
4,047	7.88%, 03/01/11	4,446
1,215	8.75%, 03/01/31	1,616
2,500	Sprint Nextel Corp., 6.00%, 12/01/16	2,490
		9,009
	Total Corporate Bonds (Cost $446,986)	453,730
	Foreign Government Securities — 0.6%
	Province of Quebec (Canada),
6,441	5.75%, 02/15/09 (c)	6,553
560	SUB, 7.36%, 03/06/26	694
	United Mexican States (Mexico),
2,313	4.63%, 10/08/08 (c)	2,286
2,035	5.88%, 01/15/14	2,083
2,105	6.38%, 01/16/13	2,210
2,925	8.30%, 08/15/31 (c)	3,754
4,881	Series A, 7.50%, 04/08/33 (c)	5,789
	Total Foreign Government Securities (Cost $21,441)	23,369
	Mortgage Pass-Through Securities — 7.0%
	Federal Home Loan Mortgage Corp. Gold Pools,
12,428	4.00%, 05/01/14 – 05/01/19	11,923
1,071	4.50%, 08/01/18	1,040
28,519	5.00%, 06/01/34	27,732
364	5.50%, 06/01/17	365
10,419	5.50%, 10/01/33 – 07/01/35	10,364
406	6.00%, 04/01/18	413
2,121	6.00%, 12/01/33 – 01/01/34	2,144
976	6.00%, 12/01/22	994
906	6.50%, 08/01/16 – 12/01/17	928
6,671	6.50%, 11/01/34 – 11/01/36	6,805
2,796	6.50%, 11/01/22	2,877
170	7.00%, 04/01/17	174
612	7.00%, 07/01/32 – 08/01/32	632
83	7.00%, 07/01/29	85
857	7.50%, 09/01/10 – 11/01/15	872
169	8.50%, 11/01/15	180

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Mortgage Pass-Through Securities — Continued
		Federal Home Loan Mortgage Corp. Conventional Pools,
—	(h)	7.50%, 07/01/16	—	(h)
64		12.00%, 08/01/15 – 07/01/19	70
5,004		ARM, 4.12%, 04/01/34	4,921
2,947		ARM, 4.27%, 12/01/33	2,904
794		ARM, 5.16%, 09/01/32	796
258		ARM, 6.90%, 07/01/19	260
191		ARM, 7.06%, 04/01/30	194
		Federal National Mortgage Association Various Pools,
1,006		3.50%, 04/01/19	928
10,719		4.00%, 07/01/18 – 12/01/18	10,169
3,161		4.50%, 11/01/14	3,107
22,078		4.50%, 07/01/18 – 12/01/19	21,426
1,666		4.50%, 02/01/35	1,574
30,301		5.00%, 12/01/16 – 09/01/19	29,974
1,570		5.00%, 12/01/32	1,521
10,892		5.00%, 01/01/35 – 09/01/35	10,585
2,756		5.50%, 06/01/12 – 09/01/17	2,764
15,658		5.50%, 07/01/19 – 09/01/19	15,716
19,298		5.50%, 02/01/33 – 03/01/34	19,187
251		6.00%, 02/01/14	255
1,512		6.00%, 06/01/16 – 05/01/18	1,537
6,329		6.00%, 12/01/28 – 09/01/33	6,410
1,692		6.50%, 03/01/17 – 08/01/20	1,732
6,109		6.50%, 05/01/22 – 04/01/36	6,276
1,301		6.50%, 03/01/29 – 08/01/31	1,342
1,801		7.00%, 03/01/17 – 09/01/17	1,852
1,208		7.00%, 04/01/17 – 02/01/33	1,251
181		7.50%, 03/01/17	187
—	(h)	7.50%, 07/01/30	—	(h)
547		8.00%, 11/01/12 – 11/01/15	563
2,956		8.00%, 03/01/27 – 11/01/28	3,130
306		9.00%, 05/01/18 – 04/01/26	329
77		9.50%, 07/01/28	85
548		10.89%, 04/15/19	612
59		12.50%, 01/01/16	65
2,302		ARM, 4.12%, 09/01/33	2,254
1,485		ARM, 4.16%, 01/01/34	1,467
997		ARM, 4.49%, 01/01/36	983
808		ARM, 4.57%, 07/01/34	812
1,079		ARM, 4.70%, 05/01/35	1,081
14,512		ARM, 4.84%, 01/01/35	14,385
29		ARM, 5.42%, 01/01/19	30
404		ARM, 5.61%, 09/01/27	408
402		ARM, 5.62%, 03/01/29	406
97		ARM, 6.69%, 03/01/19	96
		Government National Mortgage Association Pools,
4,795		5.50%, 06/15/33 – 09/15/34	4,793
601		6.50%, 06/15/17 – 12/15/17	617
1,973		6.50%, 03/15/28 – 04/15/33	2,029
1,003		7.00%, 02/15/33 – 06/15/33	1,050
497		7.50%, 11/15/22 – 11/15/31	519
1,188		8.00%, 01/15/16	1,249
470		8.00%, 09/15/22 – 09/20/28	498
110		8.50%, 05/20/25	118
11		9.00%, 12/15/16	12
		Total Mortgage Pass-Through Securities (Cost $255,505)	252,057
		Municipal Bond — 0.1%
		Illinois — 0.1%
3,000		State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $3,000)	2,924
		Supranational — 0.0% (g)
560		Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $558)	552
		U.S. Government Agency Securities — 1.6%
		Federal Home Loan Bank System,
1,000		4.25%, 04/16/07	999
18,697		4.72%, 09/20/12	18,396
1,260		Federal Home Loan Mortgage Corp., 5.75%, 01/15/12 (c)	1,310
		Federal Housing Authority,
60		7.43%, 08/01/20	60
1,595		7.43%, 01/01/22	1,583
		Federal National Mortgage Association,
18,000		5.25%, 04/15/07	17,998
2,240		5.50%, 03/15/11	2,294
1,778		6.13%, 03/15/12 (c)	1,880
4,822		6.25%, 02/01/11	5,040
5,881		7.25%, 01/15/10 (c)	6,262
		Total U.S. Government Agency Securities (Cost $55,932)	55,822
		U.S. Treasury Obligations — 20.8%
		U.S. Treasury Bonds,
4,685		6.13%, 11/15/27 (c)	5,517
1,000		6.25%, 08/15/23	1,167

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
1,120	7.13%, 02/15/23 (c)	1,412
24,490	7.25%, 08/15/22 (m)	31,093
1,142	7.50%, 11/15/16 (c)	1,399
1,680	7.63%, 02/15/25 (c)	2,252
8,717	7.88%, 02/15/21 (m)	11,478
4,870	8.75%, 05/15/17 (c)	6,494
4,789	8.75%, 08/15/20 (c)	6,689
336	8.88%, 02/15/19	464
4,094	9.88%, 11/15/15 (m)	5,642
4,454	10.38%, 11/15/12 (m)	4,615
3,650	11.25%, 02/15/15 (m)	5,264
14,721	11.75%, 11/15/14 (m)	17,381
45,445	12.00%, 08/15/13 (m)	50,078
3,095	12.50%, 08/15/14 (m)	3,659
	U.S. Treasury Bonds Coupon STRIPS,
10,529	05/15/08	9,948
1,500	11/15/08 (c)	1,386
2,165	05/15/09 (c)	1,959
4,000	11/15/09 (c)	3,543
7,070	02/15/10 (c)	6,200
22,233	02/15/11 (c)	18,695
13,820	08/15/11 (c)	11,364
29,917	05/15/12 (c)	23,962
27,457	11/15/12 (c)	21,312
36,586	02/15/13 (c)	28,084
27,671	08/15/13 (c)	20,775
6,750	11/15/13 (c)	4,999
22,553	02/15/14 (m)	16,504
13,929	05/15/14 (m)	10,065
21,764	08/15/14 (m)	15,551
23,774	11/15/14 (c)	16,784
19,909	02/15/15 (m)	13,876
5,395	05/15/15 (c)	3,718
20,193	08/15/15 (c)	13,746
32,813	11/15/15	22,048
68,923	02/15/16	45,785
15,972	05/15/16 (c)	10,480
2,632	08/15/16 (c)	1,704
7,161	11/15/16 (c)	4,579
13,834	02/15/17 (c)	8,754
12,325	05/15/17 (c)	7,679
9,900	11/15/17 (c)	6,008
46,499	05/15/18 (c)	27,568
19,672	02/15/19 (c)	11,210
2,275	05/15/20	1,211
1,008	02/15/22 (c)	491
7,869	02/15/23 (c)	3,652
	U.S. Treasury Bonds Principal STRIPS,
1,500	05/15/08 (c)	1,417
5,317	11/15/09	4,711
8,096	11/15/15 (c)	5,444
	U.S. Treasury Inflation Indexed Bond,
12,613	3.63%, 04/15/28 (m)	15,601
	U.S. Treasury Inflation Indexed Notes,
3,445	3.88%, 01/15/09	3,563
22,017	4.25%, 01/15/10 (c)	23,365
	U.S. Treasury Notes,
13,030	3.00%, 11/15/07 (c)	12,849
560	3.13%, 09/15/08 (c)	547
1,000	3.38%, 10/15/09 (c)	971
12,925	3.50%, 08/15/09	12,601
4,000	3.50%, 02/15/10 (c)	3,885
2,000	3.63%, 04/30/07 (c)	1,995
16,290	4.00%, 06/15/09 (c)	16,079
3,645	4.00%, 02/15/14 (c)	3,528
7,000	4.25%, 10/31/07 (c)	6,966
3,050	4.25%, 11/30/07 (c)	3,034
2,805	4.75%, 05/15/14 (c)	2,841
500	4.88%, 05/15/09 (c)	503
8,500	5.00%, 07/31/08 (c)	8,529
13,497	6.00%, 08/15/09	13,930
4,080	6.13%, 08/15/07 (c)	4,100
51,016	6.50%, 02/15/10 (m)	53,728
	Total U.S. Treasury Obligations (Cost $745,477)	748,431
	Total Long-Term Investments (Cost $3,302,889)	3,289,097

SHARES
Short-Term Investment — 8.0%
Investment Company — 8.0%
288,630	JPMorgan Liquid Assets Money Market Fund (b) (Cost $288,630)	288,630

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — 6.7%
	Asset-Backed Securities — 0.2%
6,486	GSAA, Series 2006-3, Class A1, FRN, 5.40%, 02/22/08	6,486
967	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	967
		7,453
	Certificates of Deposit — 1.0%
14,996	Bank of New York, FRN, 5.40%, 05/02/08	14,996
11,000	Barclays, New York, FRN, 5.33%, 06/06/07	11,000
10,000	Comerica, FRN, 5.30%, 08/24/07	10,000
		35,996
	Corporate Notes — 4.0%
4,000	Allstate Life Global Funding Trusts, FRN, 5.32%, 03/31/08	4,000
9,000	Banque Federative Du Credit, FRN, 5.32%, 07/13/07	9,000
25,000	Berkshire Hathaway Finance, FRN, 5.41%, 01/11/08	25,000
2,498	Beta Finance, Inc., FRN, 5.39%, 02/20/09	2,498
10,000	Caixa Catal, FRN, 5.40%, 03/28/08	10,000
9,100	CDC Financial Products Inc., FRN, 5.36%, 04/30/07	9,100
10,100	Citigroup Global Markets, Inc., FRN, 5.38%, 03/07/07	10,100
10,000	Dorada Finance Inc., FRN, 5.37%, 01/14/08	10,000
2,000	Fifth Third Bancorp, FRN, 5.32%, 03/31/08	2,000
9,998	Liberty Lighthouse U.S. Capital, FRN 5.34%, 02/04/08	9,998
9,000	Macquarie Bank Ltd., FRN 5.34%, 03/31/08	9,000
10,000	Metropolitan Life Global Funding, FRN, 5.31%, 03/31/08	10,000
10,000	Monumental Global Funding, FRN, 5.41%, 02/26/10	10,000
4,000	Morgan Stanley, FRN, 5.49%, 03/31/08	4,000
4,999	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	4,999
5,000	Pricoa Global Funding I, FRN, 5.31%, 03/31/08	5,000
7,500	World Savings Bank FSB, FRN, 5.38%, 06/20/08	7,500
		142,195
	Funding Agreement — 0.3%
11,000	Beneficial Life Insurance Co., FRN, 5.45%, 05/31/07	11,000
	Repurchase Agreements — 0.9%
33,433	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $33,438, collateralized by U.S. Government Agency Mortgages	33,433
	Time Deposit — 0.3%
11,000	Sun Trust Bank, Atlanta, FRN, 5.33%, 07/30/07	11,000
	Total Investments of Cash Collateral for Securities on Loan (Cost $241,077)	241,077
	Total Investments — 106.1% (Cost $3,832,596)	3,818,804
	Liabilities in Excess of Other Assets — (6.1)%	(221,720)
	NET ASSETS — 100.0%	$3,597,084

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   39

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.5%
	Asset-Backed Securities — 1.4%
377	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.35%, 02/25/13	378
1,500	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A3, 4.98%, 09/15/10	1,499
1,297	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	1,281
191	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	190
6,000	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	6,020
250	Long Beach Mortgage Loan Trust, Series 2004-2, Class B, FRN, 7.99%, 06/25/34 (e) (i)	251
1,000	MBNA Credit Card Master Note Trust, Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,040
1,500	MBNA Master Credit Card Trust, Series 2000-D, Class C, 8.40%, 09/15/09	1,506
14	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	14
59	Security Pacific Acceptance Corp., Series 1995-1, Class A3, 7.25%, 04/10/20	59
1,155	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,160
	Total Asset-Backed Securities (Cost $13,376)	13,398
	Collateralized Mortgage Obligations — 34.3%
	Agency CMO — 22.1%
1,691	Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	1,697
	Federal Home Loan Mortgage Corp.,
93	Series 11, Class D, 9.50%, 07/15/19	97
41	Series 38, Class D, 9.50%, 05/15/20	43
22	Series 81, Class A, 8.13%, 11/15/20	22
51	Series 84, Class F, 9.20%, 10/15/20	54
29	Series 109, Class I, 9.10%, 01/15/21	29
10	Series 198, Class Z, 8.50%, 09/15/22	10
382	Series 201, Class Z, 8.00%, 02/15/23	381
128	Series 1254, Class N, 8.00%, 04/15/22	128
368	Series 1316, Class Z, 8.00%, 06/15/22	384
106	Series 1343, Class LB, 7.50%, 08/15/22	106
220	Series 1456, Class Z, 7.50%, 01/15/23	224
1,696	Series 1538, Class J, 6.50%, 06/15/08	1,692
1,000	Series 1543, Class VN, 7.00%, 07/15/23	1,042
78	Series 1556, Class H, 6.50%, 08/15/13	79
161	Series 1561, Class J, 6.50%, 08/15/08	161
420	Series 1577, Class PV, 6.50%, 09/15/23	436
250	Series 1595, Class D, 7.00%, 10/15/13	253
189	Series 1611, Class JC, IF 10.00%, 08/15/23	198
3,071	Series 1628, Class LZ, 6.50%, 12/15/23	3,160
431	Series 1630, Class PJ, 6.00%, 05/15/23	432
1,000	Series 1630, Class PK, 6.00%, 11/15/23	1,024
1,144	Series 1637, Class G, 6.00%, 06/15/23	1,144
280	Series 1667, Class B, 6.00%, 01/15/09	280
16	Series 1671, Class QC, IF, 10.00%, 02/15/24	18
395	Series 1796, Class B, 6.50%, 12/15/08	395
303	Series 2022, Class PE, 6.50%, 01/15/28	311
1,780	Series 2036, Class PG, 6.50%, 01/15/28	1,827
1,819	Series 2055, Class OE, 6.50%, 05/15/13	1,855
286	Series 2089, Class PJ, IO, 7.00%, 10/15/28	53
7,647	Series 2091, Class PG, 6.00%, 11/15/28	7,802
853	Series 2123, Class PE, 6.00%, 12/15/27	856
292	Series 2132, Class PD, 6.00%, 11/15/27	292
167	Series 2161, Class PG, 6.00%, 04/15/28	167
828	Series 2201, Class C, 8.00%, 11/15/29	866
278	Series 2261, Class ZY, 7.50%, 10/15/30	282
510	Series 2297, Class NB, 6.00%, 03/15/16	519
433	Series 2310, Class Z, 6.00%, 04/15/31	439
163	Series 2313, Class LA, 6.50%, 05/15/31	168
3,930	Series 2330, Class PE, 6.50%, 06/15/31	4,012
1,530	Series 2344, Class QG, 6.00%, 08/15/16	1,560
1,636	Series 2345, Class PQ, 6.50%, 08/15/16	1,684
1,371	Series 2368, Class TG, 6.00%, 10/15/16	1,398
2,673	Series 2394, Class MC, 6.00%, 12/15/16	2,728
1,000	Series 2399, Class PG, 6.00%, 01/15/17	1,023
300	Series 2410, Class QB, 6.25%, 02/15/32	310
1,000	Series 2430, Class WF, 6.50%, 03/15/32	1,048
2,000	Series 2466, Class DH, 6.50%, 06/15/32	2,086
2,000	Series 2543, Class YX, 6.00%, 12/15/32	2,046
1,552	Series 2557, Class WJ, 5.00%, 07/15/14	1,546
678	Series 2564, Class BM, 4.50%, 02/15/33	632
424	Series 2602, Class BX, 3.50%, 12/15/22	396
1,515	Series 2613, Class H, 4.50%, 05/15/18	1,439
2,000	Series 2617, Class GR, 4.50%, 05/15/18	1,912
5,895	Series 2636, Class Z, 4.50%, 06/15/18	5,622
1,240	Series 2656, Class AC, 6.00%, 08/15/33	1,264
1,069	Series 2668, Class SB, IF, 2.47%, 10/15/15	995
3,500	Series 2686, Class GB, 5.00%, 05/15/20	3,488
5,000	Series 2708, Class N, 4.00%, 11/15/18	4,592
2,000	Series 2716, Class UN, 4.50%, 12/15/23	1,881
606	Series 2755, Class SA, IF, 3.56%, 05/15/30	579

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,817	Series 2756, Class NA, 5.00%, 02/15/24	1,790
3,000	Series 2762, Class LD, 5.00%, 10/15/27	2,993
2,000	Series 2764, Class OE, 4.50%, 03/15/19	1,910
2,000	Series 2764, Class UC, 5.00%, 05/15/27	1,995
1,142	Series 2776, Class SK, IF, 1.10%, 04/15/34	798
302	Series 2811, Class PO, PO, 06/15/34	247
451	Series 2827, Class SQ, IF, 7.50%, 01/15/19	469
908	Series 2958, Class KB, 5.50%, 04/15/35	909
982	Series 3059, Class B, 5.00%, 02/15/35	935
1,000	Series 3064, Class OG, 5.50%, 06/15/34	1,005
1,873	Series 3117, Class EO, PO, 02/15/36	1,433
3,360	Series 3134, Class PO, PO, 03/15/36	2,591
966	Series 3138, Class PO, PO, 04/15/36	733
1,929	Series 3152, Class MO, PO, 03/15/36	1,421
502	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	514
	Federal Home Loan Mortgage Corp.—Government National Mortgage Association,
428	Series 23, Class KZ, 6.50%, 11/25/23	439
2,925	Series 24, Class J, 6.25%, 11/25/23	2,968
393	Series 31, Class Z, 8.00%, 04/25/24	421
	Federal National Mortgage Association,
31	Series 1988-13, Class C, 9.30%, 05/25/18	33
327	Series 1989-72, Class E, 9.35%, 10/25/19	359
10	Series 1989-98, Class H, 11.50%, 12/25/19	11
20	Series 1990-1, Class D, 8.80%, 01/25/20	22
25	Series 1990-110, Class H, 8.75%, 09/25/20	27
18	Series 1990-117, Class E, 8.95%, 10/25/20	20
172	Series 1991-141, Class PZ, 8.00%, 10/25/21	183
87	Series 1992-31, Class M, 7.75%, 03/25/22	92
12	Series 1992-78, Class H, 7.50%, 06/25/07	12
100	Series 1992-79, Class Z, 9.00%, 06/25/22	109
105	Series 1992-101, Class J, 7.50%, 06/25/22	106
1,061	Series 1992-188, Class PZ, 7.50%, 10/25/22	1,122
79	Series 1993-23, Class PZ, 7.50%, 03/25/23	83
89	Series 1993-55, Class K, 6.50%, 05/25/08	89
408	Series 1993-56, Class PZ, 7.00%, 05/25/23	427
407	Series 1993-60, Class Z, 7.00%, 05/25/23	425
713	Series 1993-79, Class PL, 7.00%, 06/25/23	747
64	Series 1993-86, Class H, 6.50%, 06/25/08	64
1,174	Series 1993-141, Class Z, 7.00%, 08/25/23	1,207
613	Series 1993-149, Class M, 7.00%, 08/25/23	642
577	Series 1993-160, Class AJ, 6.50%, 04/25/23	579
1,713	Series 1993-160, Class ZA, 6.50%, 09/25/23	1,807
422	Series 1993-175, Class PG, 6.50%, 09/25/08	423
22	Series 1993-205, Class H, PO, 09/25/23	18
120	Series 1993-255, Class E, 7.10%, 12/25/23	129
516	Series 1993-257, Class C, PO, 06/25/23	463
1,133	Series 1994-1, Class L, 6.50%, 01/25/14	1,155
4,137	Series 1994-23, Class PX, 6.00%, 08/25/23	4,217
1,202	Series 1994-28, Class K, 6.50%, 08/25/23	1,206
45	Series 1994-32, Class Z, 6.50%, 03/25/09	45
291	Series 1994-65, Class PK, PO, 04/25/24	237
384	Series 1995-4, Class Z, 7.50%, 10/25/22	423
121	Series 1995-19, Class K, 6.50%, 09/25/08	121
649	Series 1995-19, Class Z, 6.50%, 11/25/23	703
292	Series 1996-59, Class K, 6.50%, 07/25/23	297
314	Series 1997-11, Class E, 7.00%, 03/18/27	330
128	Series 1997-27, Class J, 7.50%, 04/18/27	136
500	Series 1997-42, Class EG, 8.00%, 07/18/27	569
2,038	Series 1997-63, Class ZA, 6.50%, 09/18/27	2,120
2,088	Series 1999-47, Class JZ, 8.00%, 09/18/29	2,280
877	Series 2000-8, Class Z, 7.50%, 02/20/30	929
1,735	Series 2001-4, Class PC, 7.00%, 03/25/21	1,814
1,185	Series 2001-5, Class OW, 6.00%, 03/25/16	1,203
1,000	Series 2002-11, Class QG, 5.50%, 03/25/17	1,013
5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	5,060
1,000	Series 2002-55, Class QE, 5.50%, 09/25/17	1,008
1,077	Series 2002-61, Class PE, 5.50%, 05/25/16	1,075
2,000	Series 2002-74, Class PD, 5.00%, 11/25/15	1,989
2,500	Series 2003-8, Class QD, 5.00%, 09/25/16	2,483
2,000	Series 2003-47, Class PE, 5.75%, 06/25/33	2,016
503	Series 2003-60, Class DA, 4.25%, 06/25/21	488
2,705	Series 2003-73, Class GA, 3.50%, 05/25/31	2,555
2,000	Series 2003-83, Class PG, 5.00%, 06/25/23	1,963
123	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	114
2,000	Series 2003-106, Class WE, 4.50%, 11/25/22	1,899
1,000	Series 2003-128, Class KE, 4.50%, 01/25/14	984
9,247	Series 2003-128, Class NG, 4.00%, 01/25/19	8,477
1,000	Series 2004-8, Class GD, 4.50%, 10/25/32	951
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	913
224	Series 2004-22, Class A, 4.00%, 04/25/19	213
1,000	Series 2004-53, Class NC, 5.50%, 07/25/24	1,008
1,000	Series 2004-101, Class PD, 5.00%, 06/25/30	988
2,080	Series 2005-48, Class OM, 5.00%, 03/25/30	2,063
2,275	Series 2005-59, Class PC, 5.50%, 03/25/31	2,288
6,800	Series 2005-68, Class BC, 5.25%, 06/25/35	6,647
4,464	Series 2005-68, Class JK, 5.25%, 05/25/35	4,422
2,500	Series 2005-84, Class XM, 5.75%, 10/25/35	2,546

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   41

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
5,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	5,040
1,000	Series 2005-116, Class PB, 6.00%, 04/25/34	1,024
1,070	Series 2006-22, Class AO, PO, 04/25/36	797
2,312	Series 2006-59, Class QO, PO, 01/25/33	1,804
2,500	Series 2006-77, Class PC, 6.50%, 08/25/36	2,652
2,185	Series 2006-110, Class PO, PO, 11/25/36	1,569
67	Series G-29, Class O, 8.50%, 09/25/21	71
468	Series G92-15, Class Z, 7.00%, 01/25/22	477
47	Series G92-30, Class Z, 7.00%, 06/25/22	49
99	Series G92-62, Class B, PO, 10/25/22	80
739	Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	768
	Government National Mortgage Association,
350	Series 1997-7, Class ZA, 9.00%, 05/16/27	374
429	Series 1997-8, Class PN, 7.50%, 05/16/27	447
104	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	115
1,035	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,085
2,051	Series 2000-1, Class PK, 8.00%, 01/16/30	2,160
610	Series 2000-9, Class Z, 8.00%, 06/20/30	652
528	Series 2000-26, Class Z, 7.75%, 09/20/30	533
2,762	Series 2002-4, Class TD, 7.00%, 01/20/32	2,966
2,719	Series 2002-45, Class QE, 6.50%, 06/20/32	2,837
139	Series 2002-47, Class HM, 6.00%, 07/16/32	141
119	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	114
	Vendee Mortgage Trust,
1,971	Series 1996-2, Class 1Z, 6.75%, 06/15/26	2,045
5,295	Series 1998-1, Class 2E, 7.00%, 09/15/27	5,469
336	Series 1999-1, Class 2Z, 6.50%, 01/15/29	348
		208,502
	Non-Agency CMO — 12.2%
487	ABN AMRO Mortgage Corp., Series 2003-7, Class A3, 4.50%, 07/25/18	469
4,943	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	4,816
	Banc of America Funding Corp.,
1,500	Series 2005-5, Class 3A5, 5.50%, 08/25/35	1,457
949	Series 2005-7, Class 30, PO, 11/25/35	672
3,695	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	3,660
	Banc of America Mortgage Securities,
1,388	Series 2003-7, Class A2, 4.75%, 09/25/18	1,363
1,202	Series 2004-2, Class 2A4, 5.50%, 03/25/34	1,191
6,082	Series 2004-3, Class 2A1, 5.50%, 04/25/34	6,041
1,000	Series 2004-7, Class 2A2, 5.75%, 08/25/34	1,005
607	Series 2004-8, Class X, PO, 10/25/34	433
146	Series 2004-11, Class 15, PO, 01/25/20	115
500	Series 2005-1, Class 15, PO, 02/25/20	381
504	Series 2005-1, Class 1A17, 5.50%, 02/25/35	486
657	Series 2005-10, Class 15, PO, 11/25/20	503
881	Series 2005-11, Class 15, PO, 12/25/20	707
1,328	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,325
22	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.66%, 03/25/31	22
	BHN II Mortgage Trust,
439	Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	11
607	Series 1997-2, Class A2, 7.54%, 05/31/17 (d) (i)	18
2,198	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.25%, 09/25/33	2,172
2,594	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 3A1, 4.75%, 01/25/34	2,554
297	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class 3, PO, 12/25/18	242
	Countrywide Alternative Loan Trust,
1,461	Series 2003-J3, Class 2A1, 6.25%, 12/25/33	1,458
4,894	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	4,839
1,680	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,676
800	Series 2005-23CB, Class A2, 5.50%, 07/25/35	764
5,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	4,969
2,000	Series 2005-86CB, Class A11, 5.50%, 02/25/36	1,962
93	Series 2005-J1, Class 4A1, 6.00%, 08/25/17	93
662	Series 2005-J6, Class 2A1, 5.50%, 07/25/25	661
100	Series 2005-J7, Class 1A9, 5.50%, 07/25/35	99
	Countrywide Home Loan Mortgage Pass-Through Trust,
3,713	Series 2002-32, Class 1A18, 6.00%, 01/25/33	3,709
500	Series 2002-35, Class 2A10, 6.00%, 02/25/33	501
300	Series 2002-39, Class A17, 5.00%, 02/25/33	297
310	Series 2003-J7, Class 2A13, 5.00%, 08/25/33	285
179	Series 2005-13, Class A1, 5.50%, 06/25/35	179
3,810	Series 2005-22, Class 2A1, FRN, 5.28%, 11/25/35	3,805
	CS First Boston Mortgage Securities Corp.,
1,000	Series 2005-1, Class 1A16, 5.50%, 02/25/35	975
881	Series 2005-10, Class 6A13, 5.50%, 11/25/35	787
500	Series 2005-10, Class 10A4, 6.00%, 11/25/35	506

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
276	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3 Class 4A, PO, 06/25/35	205
1,317	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, FRN, 5.30%, 09/25/34	1,323
1,508	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	1,503
59	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.50%, 08/25/33	59
1,082	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	1,063
	MASTR Alternative Loans Trust,
534	Series 2003-8, Class 3A1, 5.50%, 12/25/33	532
129	Series 2004-6, Class 6A1, 6.50%, 07/25/34	131
149	Series 2004-7, Class 3A1, 6.50%, 08/25/34	153
338	Series 2004-7, Class 30, PO, 08/25/34	258
1,956	Series 2004-8, Class 6A1, 5.50%, 09/25/19	1,966
3,969	Series 2004-10, Class 1A1, 4.50%, 09/25/19	3,823
849	Series 2004-11, Class 8A3, 5.50%, 10/25/19	856
152	Series 2005-1, Class 5A1, 5.50%, 01/25/20	152
	MASTR Asset Securitization Trust,
1,681	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,670
347	Series 2003-6, Class 8A1, 5.50%, 07/25/33	341
1,340	Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,317
1,292	Series 2003-11, Class 3A1, 4.50%, 12/25/18	1,246
362	Series 2004-6, Class 15, PO, 07/25/19	284
735	Series 2004-8, Class PO, PO, 08/25/19	577
894	Series 2004-10, Class 1A1, 4.50%, 10/25/19	861
844	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	589
1,007	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	1,011
682	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	696
	Paine Webber CMO Trust,
26	Series H, Class 4, 8.75%, 04/01/18	28
3	Series J, Class 3, 8.80%, 05/01/18	3
28	Series L, Class 4, 8.95%, 07/01/18	30
	Residential Accredit Loans, Inc.,
2,459	Series 2003-QS14, Class A1, 5.00%, 07/25/18	2,413
1,550	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,538
1,309	Series 2005-QA7, Class A21, VAR, 4.83%, 07/25/35	1,292
4,000	Series 2005-QS5, Class A4, 5.75%, 04/25/35	3,958
	Residential Funding Mortgage Securities I,
1,450	Series 2003-S7, Class A17, 4.00%, 05/25/33	1,370
2,458	Series 2004-S4, Class 2A7, 4.50%, 04/25/19	2,404
1,365	Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	1,370
3,230	Series 2006-S1, Class 1A8, 5.75%, 01/25/36	3,086
1,039	Residential Funding Securities Corp., Series 2003-RM2, Class AII, 5.00%, 05/25/18	1,028
276	Structured Asset Securities Corp, Series 2003-21, Class 1A3, 5.50%, 07/25/33	275
300	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	299
	Washington Mutual, Inc.,
1,864	Series 2002-S4, Class A4, 6.50%, 10/19/29	1,871
1,410	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	1,394
614	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	600
1,394	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	1,379
	Wells Fargo Mortgage Backed Securities Trust,
208	Series 2003-8, Class A9, 4.50%, 08/25/18	200
509	Series 2003-10, Class A1, 4.50%, 09/25/18	491
500	Series 2003-11, Class 1A4, 4.75%, 10/25/18	494
413	Series 2003-17, Class 2A9, PO, 01/25/34	214
1,005	Series 2003-18, Class A1, 5.50%, 12/25/33	998
1,295	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	1,277
326	Series 2004-Q, Class 1A3, FRN, 4.91%, 09/25/34	323
2,000	Series 2004-Q, Class 2A2, FRN, 4.88%, 09/25/34	1,989
2,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,947
320	Series 2004-DD, Class 2A8, FRN, 4.50%, 01/25/35	316
2,098	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	2,084
2,175	Series 2005-9, Class 2A10, 5.25%, 10/25/35	2,048
		114,543
	Total Collateralized Mortgage Obligations (Cost $321,448)	323,045

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   43

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — 2.3%
2,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	2,003
	Bear Stearns Commercial Mortgage Securities,
593	Series 2000-WF1, Class A1, 7.64%, 02/15/32	603
1,000	Series 2004-T14, Class A3, 4.80%, 01/12/41	988
2,570	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	2,620
	DLJ Commercial Mortgage Corp.,
4,500	Series 1999-CG2, Class A1B, 7.30%, 06/10/32	4,672
1,970	Series 2000-CF1, Class A1B, 7.62%, 06/10/33	2,095
1,325	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43	1,393
1,750	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	1,752
1,750	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.43%, 02/12/39	1,779
2,269	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	2,305
2,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	1,945
	Total Commercial Mortgage-Backed Securities (Cost $22,229)	22,155
	Corporate Bonds — 28.6%
	Aerospace & Defense — 0.5%
150	Bombardier, Inc. (Canada), 8.00%, 11/15/14 (c) (e)	157
150	Esterline Technologies Corp., 6.63%, 03/01/17 (e)	150
750	L-3 Communications Corp., Series B, 6.38%, 10/15/15	746
400	Loral Corp., 7.00%, 09/15/23	455
750	Moog, Inc., 6.25%, 01/15/15	744
1,000	Northrop Grumman Corp., 7.13%, 02/15/11	1,073
500	Sequa Corp., Series B, 8.88%, 04/01/08	513
1,161	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	1,204
		5,042
	Air Freight & Logistics — 0.5%
	FedEx Corp.,
1,000	9.65%, 06/15/12	1,194
3,179	Series A-1, 7.85%, 01/30/15	3,380
		4,574
	Airlines — 0.5%
	American Airlines, Inc.,
500	7.25%, 02/05/09	510
992	Series A2, 10.18%, 01/02/13	1,012
402	Continental Airlines, Inc., 7.88%, 01/02/20	418
624	Delta Air Lines, Inc., Series K, 10.00%, 12/05/14 (d) (e)	621
	NWA Trust,
588	Series A, 9.25%, 06/21/14 (d)	620
1,469	Series B, 10.23%, 06/21/14 (d)	1,550
		4,731
	Automobiles — 0.2%
2,000	DaimlerChrysler NA Holding Corp., 7.30%, 01/15/12	2,163
	Beverages — 0.1%
400	Coca-Cola Enterprises, Inc., 6.95%, 11/15/26 (c)	454
	Capital Markets — 2.8%
	Bear Stearns Cos., Inc. (The),
1,000	3.25%, 03/25/09 (c)	965
2,000	4.50%, 10/28/10	1,964
	Credit Suisse USA, Inc.,
500	5.50%, 08/15/13 (c)	509
1,690	6.13%, 11/15/11	1,764
500	6.50%, 04/01/08	506
1,000	6.50%, 06/01/08	1,015
1,000	FMR Corp., 4.75%, 03/01/13 (e)	980
	Goldman Sachs Group, Inc.,
650	5.15%, 01/15/14	643
780	5.25%, 10/15/13	780
2,000	6.60%, 01/15/12	2,123
1,500	6.88%, 01/15/11	1,592
	Lehman Brothers Holdings, Inc.,
235	3.60%, 03/13/09	228
2,025	4.00%, 01/22/08 (c)	2,001
295	8.50%, 08/01/15	354
	Merrill Lynch & Co., Inc.,
1,100	4.79%, 08/04/10	1,091
2,750	Series B, 3.13%, 07/15/08	2,671
1,900	Series C, 4.13%, 01/15/09 (c)	1,868
	Morgan Stanley,
1,750	4.25%, 05/15/10	1,708
1,000	5.30%, 03/01/13	1,010
1,000	6.60%, 04/01/12	1,066
1,850	6.75%, 04/15/11	1,963
		26,801

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Chemicals — 0.5%
1,000	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,093
355	Dow Chemical Co. (The), 7.38%, 11/01/29	393
250	Eastman Chemical Co., 7.60%, 02/01/27 (c)	281
735	Monsanto Co., 7.38%, 08/15/12	810
	Mosaic Co. (The),
625	7.38%, 12/01/14 (c) (e)	645
125	7.63%, 12/01/16 (e)	130
1,000	Praxair, Inc., 6.38%, 04/01/12	1,054
500	Westlake Chemical Corp., 6.63%, 01/15/16	490
		4,896
	Commercial Banks — 3.8%
5,000	Bank of Scotland (United Kingdom), 7.00%, to 11/20/07; thereafter VAR, 11/29/49 (e)	5,048
250	Bankers Trust Corp., 7.25%, 10/15/11	270
1,000	BB&T Corp., 6.50%, 08/01/11	1,057
1,750	Branch Banking & Trust Co., 4.88%, 01/15/13	1,723
1,000	Fifth Third Bancorp, 5.45%, 01/15/17	1,004
1,000	FleetBoston Financial Corp., 7.38%, 12/01/09	1,060
400	HSBC Holdings plc (United Kingdom), 7.35%, 11/27/32	473
2,000	Huntington National Bank, 8.00%, 04/01/10	2,153
700	Key Bank NA, 5.70%, 08/15/12	722
1,740	Marshall & Ilsley Corp., 4.38%, 08/01/09	1,716
500	Mellon Funding Corp., 6.38%, 02/15/10	522
1,500	National City Bank, 4.63%, 05/01/13 (c)	1,465
1,500	National Westminster Bank plc (United Kingdom), 7.38%, 10/01/09	1,578
750	PNC Funding Corp., 5.25%, 11/15/15	747
825	Popular North America, Inc., 4.25%, 04/01/08	813
2,035	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,988
2,500	SunTrust Banks, Inc., 6.00%, 02/15/26	2,589
500	UnionBanCal Corp., 5.25%, 12/16/13	496
2,000	US Bancorp, 7.50%, 06/01/26	2,425
1,500	U.S. Bank N.A., 6.50%, 02/01/08 (c)	1,511
2,110	Wachovia Bank N.A., 5.60%, 03/15/16 (c)	2,156
	Wells Fargo & Co.,
1,000	4.20%, 01/15/10	981
1,100	5.30%, 08/26/11	1,111
500	6.38%, 08/01/11	528
1,000	Wells Fargo Bank N.A., 6.45%, 02/01/11	1,051
		35,187
	Commercial Services & Supplies — 0.5%
1,009	Allied Waste North America, Inc., Series B, 7.13%, 05/15/16 (c)	1,025
750	Corrections Corp. of America, 6.25%, 03/15/13	748
530	Phoenix Color Corp., 13.00%, 02/01/09	533
300	Pitney Bowes, Inc., 3.88%, 06/15/13 (c)	278
	Quebecor World Capital Corp (Canada),
500	6.13%, 11/15/13 (c)	464
500	8.75%, 03/15/16 (e)	511
750	United Rentals North America, Inc., 6.50%, 02/15/12	754
		4,313
	Communications Equipment — 0.1%
930	Cisco Systems, Inc., 5.50%, 02/22/16	946
	Computers & Peripherals — 0.2%
	International Business Machines Corp.,
1,000	5.39%, 01/22/09	1,004
650	7.00%, 10/30/25 (c)	756
200	Seagate Technology HDD Holdings (Cayman Islands), 6.80%, 10/01/16	202
		1,962
	Construction Materials — 0.1%
1,300	Hanson Australia Funding Ltd. (Australia), 5.25%, 03/15/13	1,281
	Consumer Finance — 1.4%
1,500	American Express Credit Corp., 3.00%, 05/16/08	1,463
200	Capital One Bank, 4.88%, 05/15/08 (c)	199
1,500	Ford Motor Credit Co., 7.38%, 10/28/09	1,511
1,500	General Motors Acceptance Corp., 7.25%, 03/02/11	1,536
	HSBC Finance Corp.,
1,000	5.00%, 06/30/15	977
2,200	5.88%, 02/01/09	2,236
500	6.38%, 11/27/12	531
1,000	6.50%, 11/15/08	1,023
	International Lease Finance Corp.,
190	4.50%, 05/01/08	188
1,000	5.63%, 06/01/07	1,000
210	5.88%, 05/01/13 (c)	217
1,000	John Deere Capital Corp., Series D, 4.63%, 04/15/09	989
350	MBNA America Bank NA, 5.38%, 01/15/08	350
1,225	SLM Corp., 4.00%, 01/15/10	1,191
		13,411

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   45

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Containers & Packaging — 0.2%
750	Ball Corp., 6.88%, 12/15/12	765
	Owens Brockway Glass Container, Inc.,
250	7.75%, 05/15/11	259
440	8.88%, 02/15/09	450
		1,474
	Diversified Consumer Services — 0.1%
500	Stewart Enterprises, Inc., 6.25%, 02/15/13 (c)	484
	Diversified Financial Services — 4.0%
	Associates Corp., N.A.,
5,000	8.15%, 08/01/09	5,351
500	Series B, 7.95%, 02/15/10	539
	Bank of America Corp.,
1,000	7.40%, 01/15/11	1,083
2,900	7.80%, 02/15/10	3,120
500	7.80%, 09/15/16	591
1,500	Series F, 6.98%, 03/07/37	1,774
280	Canadian Pacific Ltd. (Canada), 9.45%, 08/01/21	384
	Caterpillar Financial Services Corp.,
1,500	Series F, 3.45%, 01/15/09	1,457
1,200	Series F, 4.50%, 09/01/08	1,189
	CIT Group, Inc.,
1,000	5.00%, 02/01/15 (c)	973
1,325	6.88%, 11/01/09	1,382
1,000	7.75%, 04/02/12 (c)	1,110
	General Electric Capital Corp.,
500	Series A, 3.50%, 05/01/08	491
885	Series A, 4.25%, 01/15/08	878
1,000	Series A, 4.38%, 11/21/11	973
1,750	Series A, 5.88%, 02/15/12	1,812
2,700	Series A, 6.00%, 06/15/12	2,814
1,750	Series A, 6.13%, 02/22/11	1,817
1,100	Series A, 6.75%, 03/15/32	1,279
2,000	John Hancock Global Funding II, 3.50%, 01/30/09 (e)	1,939
1,000	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	959
400	National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 03/01/12 (c)	437
1,000	New York Life Global Funding, 3.88%, 01/15/09 (e)	978
	Principal Life Global Funding I,
1,000	2.80%, 06/26/08 (e)	968
1,000	5.13%, 06/28/07 (e)	999
400	Stena AB (Sweden), 7.50%, 11/01/13	406
1,615	Textron Financial Corp., 4.60%, 05/03/10	1,597
1,000	TIAA Global Markets, Inc., 4.13%, 11/15/07 (e)	992
		38,292
	Diversified Telecommunication Services — 1.4%
2,000	Bell Telephone Co. of Pennsylvania, 8.35%, 12/15/30	2,414
	BellSouth Corp.,
1,285	5.20%, 09/15/14	1,271
100	6.88%, 10/15/31	109
2,000	British Telecommunications plc (United Kingdom), 8.63%, 12/15/10	2,241
500	New York Telephone Co., 6.13%, 01/15/10	509
613	Nynex Corp., 9.55%, 05/01/10	660
1,000	Qwest Corp., 7.88%, 09/01/11	1,061
	Sprint Capital Corp.,
1,000	7.63%, 01/30/11 (c)	1,079
370	8.38%, 03/15/12	415
800	8.75%, 03/15/32	976
500	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13	487
1,250	TELUS Corp. (Canada), 8.00%, 06/01/11	1,373
400	Verizon Communications, 7.90%, 02/01/27	416
267	United Telephone Co. of Florida, Series HH, 8.38%, 01/15/25	305
		13,316
	Electric Utilities — 1.6%
625	AES Corp. (The), 8.75%, 05/15/13 (e)	667
	Carolina Power & Light Co.,
1,250	5.13%, 09/15/13	1,241
1,000	5.95%, 03/01/09	1,014
1,000	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14 (c)	1,017
664	Commonwealth Edison Co., 6.95%, 07/15/18 (c)	704
1,000	Consolidated Edison Co. of New York, 4.70%, 06/15/09	992
2,400	Exelon Corp., 6.75%, 05/01/11	2,517
456	FPL Energy National Wind, 6.13%, 03/25/19 (e)	446
594	FPL Energy Wind Funding LLC, 6.88%, 06/27/17 (e)	603
	Nevada Power Co.,
125	6.50%, 04/15/12	130
375	Series A, 8.25%, 06/01/11	415
1,000	Northeast Utilities, Series B, 3.30%, 06/01/08	977

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Electric Utilities — Continued
900	NorthWestern Corp., 5.88%, 11/01/14	895
250	Pacificorp, Series F 7.24%, 08/16/23	283
1,400	PSEG Power LLC, 7.75%, 04/15/11	1,526
750	Sierra Pacific Power Co., 6.25%, 04/15/12	775
600	Texas-New Mexico Power Co., 6.13%, 06/01/08	603
500	TXU Corp., Series P, 5.55%, 11/15/14 (c)	457
		15,262
	Electronic Equipment & Instruments — 0.2%
370	Arrow Electronics, Inc., 6.88%, 07/01/13	390
1,000	Flextronics International Ltd. (Singapore), 6.25%, 11/15/14	968
	NXP BV/NXP Funding LLC (Netherlands),
450	7.88%, 10/15/14 (e)	465
375	FRN, 8.11%, 10/15/13 (e)	383
		2,206
	Energy Equipment & Services — 0.5%
750	Compagnie Generale de Geophysique S.A. (France), 7.50%, 05/15/15	765
500	Grant Prideco, Inc., Series B, 6.13%, 08/15/15 (c)	488
500	Offshore Logistics, Inc., 6.13%, 06/15/13	475
2,087	Oslo Seismic Services, Inc., 8.28%, 06/01/11	2,138
500	PHI, Inc., 7.13%, 04/15/13	485
500	Pride International, Inc., 7.38%, 07/15/14	512
		4,863
	Food & Staples Retailing — 0.2%
	Kroger Co. (The),
600	7.80%, 08/15/07	606
1,000	8.05%, 02/01/10	1,074
		1,680
	Food Products — 0.2%
500	Cosan S.A. Industria e Comercio (Brazil), 9.00%, 11/01/09 (e)	533
1,000	Grand Metropolitan Investment Corp., 7.45%, 04/15/35 (c)	1,214
500	Smithfield Foods, Inc., Series B, 7.75%, 05/15/13	518
		2,265
	Gas Utilities — 0.7%
500	El Paso Natural Gas Co., Series A, 7.63%, 08/01/10	521
500	Holly Energy Partners LP, 6.25%, 03/01/15	474
1,000	KeySpan Gas East Corp., 7.88%, 02/01/10	1,074
500	Pacific Energy Partners LP, 7.13%, 06/15/14	524
500	Sabine Pass LNG LP, 7.25%, 11/30/13 (e)	500
	SEMCO Energy, Inc.,
500	7.13%, 05/15/08	504
250	7.75%, 05/15/13	256
835	Southern California Gas Co., 4.38%, 01/15/11	813
375	Southern Star Central Corp., 6.75%, 03/01/16	376
750	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	701
	Williams Partners Finance Corp.,
200	7.25%, 02/01/17 (e)	210
500	7.50%, 06/15/11 (e)	525
		6,478
	Health Care Providers & Services — 0.2%
350	Fresenius Medical Care Capital Trust (Germany), 7.88%, 06/15/11	368
	HCA, Inc.,
160	9.13%, 11/15/14 (e)	171
240	9.25%, 11/15/16 (e)	257
500	Omnicare, Inc., 6.75%, 12/15/13	495
	Ventas Realty LP/Ventas Capital Corp.,
250	6.63%, 10/15/14 (c)	254
500	9.00%, 05/01/12	562
		2,107
	Hotels, Restaurants & Leisure — 0.2%
700	Harrah’s Operating Co., Inc., 5.75%, 10/01/17	584
	MGM Mirage, Inc.,
600	6.88%, 04/01/16 (c)	582
400	7.63%, 01/15/17 (c)	405
		1,571
	Household Durables — 0.2%
1,100	Fortune Brands, Inc., 5.38%, 01/15/16 (c)	1,070
1,000	KB Home, 5.75%, 02/01/14	944
		2,014
	Independent Power Producers & Energy Traders — 0.2%
1,555	Constellation Energy Group, Inc., 6.35%, 04/01/07	1,556
	Industrial Conglomerates — 0.2%
285	Ingersoll-Rand Co. Ltd. (Bermuda), 7.20%, 06/01/25	306
1,300	Raychem Corp., 7.20%, 10/15/08	1,337
		1,643

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   47

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — 1.1%
1,000	American International Group, Inc., 4.25%, 05/15/13	955
1,000	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	982
1,350	Berkshire Hathaway Finance Corp., 4.20%, 12/15/10	1,316
350	Crum & Forster Holdings Corp., 10.38%, 06/15/13 (c)	377
500	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	505
1,350	Monumental Global Funding II, 4.38%, 07/30/09 (e)	1,327
2,015	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	1,972
2,100	Protective Life Secured Trust, 4.00%, 04/01/11	2,019
419	SunAmerica, Inc., 8.13%, 04/28/23	530
400	Torchmark Corp., 7.88%, 05/15/23	475
275	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14 (c)	273
		10,731
	IT Services — 0.0% (g)
250	Unisys Corp., 8.00%, 10/15/12	252
	Leisure Equipment & Products — 0.2%
400	Brunswick Corp., 7.38%, 09/01/23	416
400	K2, Inc., 7.38%, 07/01/14	404
650	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	637
		1,457
	Machinery — 0.2%
500	Case New Holland, Inc., 9.25%, 08/01/11	528
457	Ormat Funding Corp., 8.25%, 12/30/20 (c)	463
500	Valmont Industries, Inc., 6.88%, 05/01/14	505
500	Westinghouse Air Brake Co., 6.88%, 07/31/13	495
		1,991
	Marine — 0.1%
500	Ultrapetrol Bahamas Ltd. (Bahamas), 9.00%, 11/24/14 (c)	503
	Media — 1.6%
	CBS Corp.,
700	7.70%, 07/30/10	754
750	8.63%, 08/01/12 (c)	848
414	CCH I LLC, 11.00%, 10/01/15 (c)	431
240	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	320
1,500	Comcast Cable Holdings LLC, 9.80%, 02/01/12	1,786
850	Comcast Corp., 5.90%, 03/15/16	875
750	Dex Media, Inc., 8.00%, 11/15/13	784
	DirecTV Holdings LLC,
500	6.38%, 06/15/15	481
250	8.38%, 03/15/13	264
	Historic TW, Inc.,
375	8.18%, 08/15/07	379
1,000	9.15%, 02/01/23	1,282
400	Idearc, Inc., 8.00%, 11/15/16 (e)	411
800	News America Holdings, Inc., 7.75%, 01/20/24 (c)	920
600	News America, Inc., 6.75%, 01/09/38	651
500	Rogers Cable, Inc. (Canada), 6.25%, 06/15/13	516
1,800	Thomson Corp. (The) (Canada), 4.25%, 08/15/09	1,758
	Time Warner Entertainment Co. LP,
1,000	8.88%, 10/01/12	1,161
750	10.15%, 05/01/12	901
500	Videotron Ltee (Canada), 6.88%, 01/15/14	505
		15,027
	Metals & Mining — 0.4%
500	AK Steel Corp., 7.88%, 02/15/09 (c)	499
370	Alcoa, Inc., 5.55%, 02/01/17	375
86	California Steel Industries, Inc., 6.13%, 03/15/14	81
725	Gibraltar Industries, Inc., 8.00%, 12/01/15	732
750	International Steel Group, Inc., 6.50%, 04/15/14	778
1,486	Newmont Gold Co., 8.91%, 01/05/09	1,553
		4,018
	Multi-Utilities — 0.6%
1,250	Dominion Resources, Inc., Series A, 8.13%, 06/15/10	1,365
1,000	DTE Energy Co., Series A, 6.65%, 04/15/09	1,030
	Duke Energy Corp.,
2,500	4.20%, 10/01/08 (c)	2,465
1,000	5.63%, 11/30/12	1,025
		5,885
	Oil, Gas & Consumable Fuels — 0.8%
500	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	503
	Chesapeake Energy Corp.,
250	6.88%, 01/15/16	253
500	7.50%, 09/15/13	521

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — Continued
3,000	ConocoPhillips Co., 8.75%, 05/25/10	3,334
1,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14 (e)	1,035
	Premcor Refining Group, Inc. (The),
250	7.50%, 06/15/15	259
500	9.50%, 02/01/13	538
825	Ultramar Diamond Shamrock Corp., 6.75%, 10/15/37	891
		7,334
	Paper & Forest Products — 0.3%
	Abitibi-Consolidated, Inc. (Canada),
200	6.00%, 06/20/13	176
150	8.38%, 04/01/15 (c)	146
500	Cascades, Inc. (Canada), 7.25%, 02/15/13	505
500	Domtar, Inc. (Canada), 7.13%, 08/15/15 (c)	502
	International Paper Co.,
256	5.85%, 10/30/12	262
700	6.50%, 11/15/07	703
37	Weyerhaeuser Co., 6.13%, 03/15/07	37
		2,331
	Pharmaceuticals — 0.0% (g)
400	Biovail Corp. (Canada), 7.88%, 04/01/10	408
	Real Estate Investment Trusts (REITs) — 0.1%
	iStar Financial, Inc.,
250	6.00%, 12/15/10	256
250	Series B, 4.88%, 01/15/09	248
750	Thornburg Mortgage, Inc., 8.00%, 05/15/13 (c)	750
		1,254
	Real Estate Management & Development — 0.2%
250	ERP Operating LP, 4.75%, 06/15/09	247
750	Forest City Enterprises, Inc., 7.63%, 06/01/15 (c)	769
1,055	Socgen Real Estate Co. LLC (France), 7.64%, to 09/30/07; thereafter VAR, 12/29/49 (e)	1,068
		2,084
	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
775	6.13%, 03/15/09	788
500	7.13%, 12/15/10	534
851	Series 2000-2, 7.91%, 01/15/20	979
		2,301
	Semiconductors & Semiconductor Equipment — 0.2%
825	Freescale Semiconductor, Inc., 8.88%, 12/15/14 (e)	836
	MagnaChip Semiconductor SA (Luxembourg),
300	6.88%, 12/15/11 (c)	264
300	FRN, 8.61%, 12/15/11 (c)	273
500	STATS ChipPAC Ltd. (Singapore), 6.75%, 11/15/11	495
		1,868
	Specialty Retail — 0.1%
500	Brown Shoe Co., Inc., 8.75%, 05/01/12 (c)	530
	Thrifts & Mortgage Finance — 0.8%
	Countrywide Home Loans, Inc.,
1,000	3.25%, 05/21/08	976
700	Series L, 4.00%, 03/22/11	667
	MGIC Investment Corp.,
500	6.00%, 03/15/07	500
	Washington Mutual, Inc.,
2,375	4.20%, 01/15/10	2,321
1,000	4.38%, 01/15/08	992
2,000	World Savings Bank FSB, 4.50%, 06/15/09	1,972
		7,428
	Tobacco — 0.1%
400	Alliance One International, Inc., 11.00%, 05/15/12	436
	Wireless Telecommunication Services — 0.3%
500	Dobson Cellular Systems, Inc., 8.38%, 11/01/11 (c)	531
1,250	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	1,373
500	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	513
250	Rural Cellular Corp., 8.25%, 03/15/12 (c)	260
		2,677
	Total Corporate Bonds (Cost $264,974)	269,487
	Mortgage Pass-Through Securities — 9.8%
	Federal Home Loan Mortgage Corp. Gold Pools,
7,009	4.00%, 08/01/18 – 05/01/19	6,650
2,535	5.50%, 07/01/35	2,521
591	6.00%, 02/01/29	601
2,253	6.50%, 07/01/14	2,307
3,063	6.50%, 11/01/22	3,152
3,598	6.50%, 01/01/24 – 11/01/36	3,678
727	7.00%, 06/01/09 – 06/01/11	742

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   49

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
919	7.00%, 12/01/14 – 03/01/16	947
2,244	7.00%, 09/01/24 – 10/01/36 (m)	2,314
998	7.00%, 01/01/27	1,030
267	7.50%, 09/01/10 – 05/01/11	271
332	7.50%, 10/01/19 – 10/01/30	347
4	8.00%, 02/01/08	4
310	8.00%, 08/01/27 – 03/01/30	327
63	8.50%, 01/01/08 – 06/01/10	63
2	9.00%, 02/01/10	2
	Federal Home Loan Mortgage Corp. Conventional Pools,
11	7.50%, 02/01/17 – 06/01/17	12
23	8.00%, 08/01/08 – 02/01/10	23
1	8.25%, 09/01/08	1
2	8.75%, 04/01/08	2
14	9.25%, 05/01/12	14
7	10.25%, 06/01/09	7
34	12.00%, 08/01/15 – 07/01/19	37
3	12.50%, 01/01/14	4
1	13.00%, 06/01/14	1
1	13.50%, 01/01/11 – 10/01/12	1
1	14.50%, 12/01/10 – 03/01/11	1
1	14.75%, 03/01/10	1
2	15.00%, 03/01/11	2
	Federal National Mortgage Association Various Pools,
2,300	3.50%, 09/01/10	2,210
13,551	3.50%, 09/01/18 – 07/01/19	12,540
7,607	4.00%, 09/01/13 (m)	7,388
9,841	4.00%, 07/01/18 – 12/01/18	9,338
1,027	4.50%, 07/01/18	997
5,664	5.00%, 05/01/18 – 11/01/18	5,603
3,871	5.00%, 12/01/32 – 08/01/33	3,753
1,157	5.50%, 08/01/17	1,162
8,086	5.50%, 12/01/28 – 08/01/34	8,043
1,001	6.00%, 01/01/14	1,017
1,198	6.00%, 09/01/33 – 01/01/34	1,212
468	6.50%, 05/01/13	479
2,470	6.50%, 11/01/18	2,547
1,653	6.50%, 04/01/28 – 08/01/29	1,701
1,770	6.50%, 04/01/36 – 07/01/36	1,807
1	7.00%, 03/01/15	1
14	7.00%, 03/01/28	15
181	7.50%, 02/01/12	182
226	7.50%, 09/01/25 – 03/01/27	237
265	8.00%, 01/01/16	274
549	8.50%, 11/01/11	567
169	8.50%, 12/01/25	180
11	9.00%, 01/01/19 – 04/01/25	12
76	12.50%, 01/01/16	84
990	ARM, 4.16%, 01/01/34	978
1,619	ARM, 4.70%, 05/01/35	1,621
127	ARM, 7.65%, 10/01/33	129
	Government National Mortgage Association Various Pools,
966	6.50%, 02/15/28 – 10/15/29	996
38	6.50%, 02/20/29	39
334	7.00%, 01/15/23 – 04/15/28	348
277	7.25%, 07/15/21 – 01/15/28	287
450	7.50%, 06/15/07 – 09/15/29	470
12	7.75%, 02/15/27	12
290	8.00%, 10/15/07 – 08/20/28	304
16	8.50%, 11/15/25	17
318	9.00%, 04/15/16 – 01/15/25	339
6	10.00%, 11/15/20	6
4	13.00%, 01/15/15	5
	Total Mortgage Pass-Through Securities (Cost $92,759)	91,962
	Supranational — 0.1%
600	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $599)	592
	U.S. Government Agency Securities — 2.4%
1,500	Federal Home Loan Bank System, 5.09%, 10/07/08	1,506
101	Federal Housing Authority, 7.43%, 08/01/20	101
	Federal National Mortgage Association,
7,500	6.13%, 03/15/12 (c)	7,930
1,935	6.25%, 02/01/11	2,022
2,000	8.20%, 03/10/16	2,477
	Resolution Funding Corp.,
10,000	PO, 04/15/19	5,552
5,000	PO, 10/15/19	2,706
	Total U.S. Government Agency Securities (Cost $21,186)	22,294
	U.S. Treasury Obligations — 17.9%
	U.S. Treasury Bonds,
6,100	7.13%, 02/15/23	7,690
2,700	7.25%, 08/15/22 (c)	3,428
8,275	8.00%, 11/15/21	11,091

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
12,685	8.13%, 05/15/21 (m)	17,075
12,300	8.13%, 08/15/21	16,600
8,925	8.88%, 08/15/17 (m)	12,042
13,000	9.00%, 11/15/18 (m)	18,047
7,125	9.13%, 05/15/18 (m)	9,887
1,385	10.38%, 11/15/12	1,435
1,250	11.25%, 02/15/15 (c)	1,803
	U.S. Treasury Bonds Coupon STRIPS,
3,000	02/15/11 (c)	2,523
1,000	02/15/13 (c)	768
308	05/15/13	233
3,500	11/15/14 (c)	2,471
2,425	11/15/15	1,629
3,900	05/15/16 (c)	2,559
11,290	05/15/17 (c)	7,034
6,875	11/15/17 (c)	4,172
1,040	05/15/18	617
1,248	U.S. Treasury Inflation Indexed Bonds, 3.63%, 04/15/28 (c)	1,543
2,461	U.S. Treasury Inflation Indexed Notes, 3.88%, 01/15/09 (c)	2,545
	U.S. Treasury Notes,
1,670	3.88%, 09/15/10 (c)	1,636
1,600	3.88%, 02/15/13 (c)	1,548
2,500	4.25%, 11/30/07 (c)	2,486
5,100	4.25%, 08/15/13 (c)	5,027
9,660	4.38%, 12/15/10 (c)	9,614
3,400	4.75%, 03/31/11 (c)	3,430
6,000	4.88%, 05/15/09 (c)	6,033
5,000	4.88%, 05/31/11 (c)	5,071
9,000	5.63%, 05/15/08 (c)	9,085
	Total U.S. Treasury Obligations (Cost $153,696)	169,122
	Municipal Bonds — 0.2%
1,960	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $1,960)	1,910
	Foreign Government Securities — 0.8%
CAD 475	Canada Housing Trust No. 1 (Canada), 3.55%, 09/15/10	400
DKK 2,500	Denmark Government Bond (Denmark), 4.00%, 11/15/15	446
EUR 750	Deutsche Bundesrepublik (Germany), 2.50%, 10/08/10	947
	Government of New Zealand (New Zealand),
NZD 500	6.00%, 07/15/08	347
NZD 500	6.00%, 11/15/11	345
	United Mexican States (Mexico),
$430	4.63%, 10/08/08 (c)	425
1,300	6.38%, 01/16/13	1,365
700	6.63%, 03/03/15	750
1,350	Series A, 7.50%, 04/08/33	1,601
	U.K. Treasury Gilt (United Kingdom),
GBP 105	4.25%, 06/07/32	204
GBP 275	5.00%, 03/07/08	538
GBP 125	5.00%, 03/07/25	259
	Total Foreign Government Securities (Cost $7,162)	7,627

SHARES		SECURITY DESCRIPTION	VALUE($)
		Common Stocks — 0.1%
		Diversified Telecommunication Services — 0.0% (g)
1		AboveNet, Inc. (a) (c)	65
—	(h)	XO Holdings, Inc. (a)	2
			67
		Hotels, Restaurants & Leisure — 0.0% (g)
5		Bally Total Fitness Holding Corp. (a) (f) (i)	7
		Media — 0.1%
31		Cebridge Connections Holdings LLC (a) (f) (i)	307
		Wireless Telecommunication Services — 0.0% (g)
—	(h)	Sprint Nextel Corp.	—	(h)
		Total Common Stocks (Cost $1,881)	381
		Preferred Stock — 0.1%
		Construction Materials — 0.1%
44		Oglebay Norton Co., 14.80% (f) (Cost $358)	1,079

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Loan Participations — 0.5%
	Chemicals — 0.1%
460	Celanese AG (Germany), 7.11%, 04/01/11	463
495	Polymer Group, Inc., Bank Debt Term Loan B, 7.61%, 11/22/12	496
		959
	Electric — 0.1%
885	NRG Energy, Inc., Term Loan B, 7.36%, 01/26/13	893

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   51

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Loan Participations — Continued
	Gaming — 0.1%
500	Pinnacle Entertainment, Inc., Term Loan, 7.32%, 12/14/11	504
667	Venetian Macau, Term Loan B, 8.12%, 04/06/13	673
		1,177
	Health Care — 0.1%
496	Fresenius Medical Care, Capital Term Loan,
	6.74%, 03/31/13	496
600	HCA, Inc., Term Loan B,
	8.11%, 11/14/13	606
		1,102
	Technology — 0.1%
438	TTM Technologies, Inc., Term Loan, 7.62%, 10/31/12	440
	Total Loan Participations (Cost $4,553)	4,571

NO. OF WARRANTS
		Warrants — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
		AboveNet, Inc.
—	(h)	expires 09/08/08 (a) (f) (i)	15
—	(h)	expires 09/08/10 (a) (f) (i)	15
		XO Holdings, Inc.
1		Class A, 01/16/10 (a)	1
1		Class B, 01/16/10 (a)	—	(h)
1		Class C, 01/16/10 (a)	—	(h)
		Total Warrants (Cost $224)	31
		Total Long-Term Investments (Cost $906,405)	927,654

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
10,588	JPMorgan Liquid Assets Money Market Fund (b) (Cost $10,588)	10,588
PRINCIPAL AMOUNT($)
Investments of Cash Collateral for Securities on Loan — 10.3%
	Asset-Backed Securities — 0.1%
967	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	967

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — 2.1%
4,999	Bank of New York, FRN, 5.40%, 05/02/08	4,999
14,600	Canadian Imperial Bank, New York, FRN, 5.40%, 03/31/08	14,600
		19,599
	Commercial Paper — 0.5%
4,936	Park Sienna, 5.35%, 03/30/07	4,936
	Corporate Notes — 5.5%
5,000	Banque Federative Du Credit, FRN, 5.32%, 07/13/07	5,000
10,000	Berkshire Hathaway Finance, FRN, 5.41%, 01/11/08	10,000
4,500	Caixa Catal, FRN, 5.40%, 03/28/08	4,500
4,999	Comerica, FRN, 5.31%, 11/13/07	4,999
5,000	First Tennessee Bank, FRN, 5.33%, 03/31/08	5,000
3,500	Goldman Sachs Group, Inc., FRN, 5.42%, 02/29/08	3,500
7,000	Lehman Holdings, FRN, 5.46%, 05/31/07	7,000
5,000	Macquarie Bank Ltd., FRN, 5.34%, 03/31/08	5,000
4,500	Monumental Global Fund, FRN, 5.41%, 02/26/10	4,500
1,999	Sigma Finance, Inc., FRN, 5.39%, 02/27/08	1,999
		51,498
	Funding Agreement — 0.5%
4,500	Beneficial Life Insurance Co., FRN, 5.45%, 05/31/07	4,500
	Repurchase Agreement — 1.6%
15,143	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $15,145, collateralized by U.S. Government Agency Mortgages	15,143
	Total Investments of Cash Collateral for Securities on Loan (Cost $96,643)	96,643
	Total Investments — 109.9% (Cost $1,013,636)	1,034,885
	Liabilities in Excess of Other Assets — (9.9)%	(93,157)
	NET ASSETS — 100.0%	$941,728

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.6%
	Collateralized Mortgage Obligations — 47.9%
	Agency CMO — 47.9%
	Federal Home Loan Mortgage Corp.,
212	Series 1343, Class LA, 8.00%, 08/15/22	227
1,587	Series 1367, Class K, 5.50%, 09/15/22	1,583
615	Series 1489, Class I, 6.50%, 04/15/08	615
317	Series 1591, Class E, 10.00%, 10/15/23	352
226	Series 1604, Class MB, IF, 6.42%, 11/15/08	228
450	Series 1625, Class SC, IF, 6.59%, 12/15/08	454
2,348	Series 1633, Class Z, 6.50%, 12/15/23	2,437
3,000	Series 1694, Class PK, 6.50%, 03/15/24	3,141
8,837	Series 1785, Class A, 6.00%, 10/15/23	8,986
1,623	Series 1985, Class PL, 6.50%, 10/17/26 (m)	1,623
859	Series 1999, Class PU, 7.00%, 10/15/27	892
1,651	Series 2031, Class PG, 7.00%, 02/15/28	1,713
4,148	Series 2035, Class PC, 6.95%, 03/15/28	4,313
3,869	Series 2064, Class PD, 6.50%, 06/15/28 (m)	3,993
3,370	Series 2095, Class PE, 6.00%, 11/15/28	3,447
1,062	Series 2152, Class BD, 6.50%, 05/15/29	1,094
750	Series 2345, Class PQ, 6.50%, 08/15/16	772
1,290	Series 2366, Class VG, 6.00%, 06/15/11	1,292
3,837	Series 2367, Class ME, 6.50%, 10/15/31	3,961
14,550	Series 2480, Class EJ, 6.00%, 08/15/32	14,779
7,015	Series 2571, Class PV, 5.50%, 01/15/14	7,102
20,000	Series 2578, Class PG, 5.00%, 02/15/18	19,505
10,000	Series 2580, Class QM, 5.00%, 10/15/31	9,823
2,412	Series 2611, Class QZ, 5.00%, 05/15/33	2,243
10,000	Series 2630, Class KS, 4.00%, 01/15/17	9,565
10,000	Series 2631, Class TE, 4.50%, 02/15/28	9,742
1,703	Series 2647, Class A, 3.25%, 04/15/32	1,581
5,873	Series 2651, Class VZ, 4.50%, 07/15/18	5,600
9,000	Series 2656, Class BG, 5.00%, 10/15/32	8,861
10,000	Series 2684, Class PD, 5.00%, 03/15/29	9,933
2,500	Series 2688, Class DG, 4.50%, 10/15/23	2,338
5,045	Series 2715, Class NG, 4.50%, 12/15/18	4,833
8,588	Series 2727, Class PE, 4.50%, 07/15/32	8,206
5,000	Series 2749, Class TD, 5.00%, 06/15/21	4,951
6,000	Series 2773, Class TB, 4.00%, 04/15/19	5,449
4,730	Series 2780, Class TD, 5.00%, 04/15/28	4,702
15,136	Series 2809, Class DC, 4.50%, 06/15/19	14,377
3,000	Series 2809, Class UC, 4.00%, 06/15/19	2,749
2,750	Series 2827, Class DG, 4.50%, 07/15/19	2,604
5,000	Series 2827, Class TC, 5.00%, 10/15/28	4,984
7,450	Series 2841, Class AT, 4.00%, 08/15/19	6,749
7,576	Series 2927, Class GA, 5.50%, 10/15/34	7,656
5,000	Series 2929, Class PC, 5.00%, 01/15/28	4,978
17,903	Series 2976, Class HP, 4.50%, 01/15/33	17,543
10,600	Series 3036, Class ND, 5.00%, 05/15/34 (m)	10,273
5,902	Series 3045, Class HN, 4.50%, 09/15/33	5,781
4,654	Series 3085, Class VS, IF, 7.44%, 12/15/35	5,092
5,500	Series 3114, Class KB, 5.00%, 09/15/27	5,458
232	Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.00%, 11/01/23	51
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,511	Series T-54, Class 2A, 6.50%, 02/25/43	2,568
2,098	Series T-56, Class A, PO, 05/25/43	1,777
	Federal National Mortgage Association,
317	Series 1988-16, Class B, 9.50%, 06/25/18 (m)	346
340	Series 1990-57, Class J, 7.00%, 05/25/20 (m)	352
743	Series 1993-110, Class H, 6.50%, 05/25/23	766
587	Series 1993-146, Class E, PO, 05/25/23	490
7,400	Series 1993-155, Class PJ, 7.00%, 09/25/23	7,847
516	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	526
109	Series 1993-205, Class H, PO, 09/25/23	90
160	Series 1993-217, Class H, PO, 08/25/23	136
111	Series 1993-228, Class G, PO, 09/25/23	90
12	Series 1994-12, Class C, 6.25%, 01/25/09	12
202	Series 1994-13, Class SM, IF, 9.63%, 02/25/09	208
3,451	Series 1994-37, Class L, 6.50%, 03/25/24	3,562
9,094	Series 1994-43, Class PJ, 6.35%, 12/25/23	9,319
10,556	Series 1994-51, Class PV, 6.00%, 03/25/24	10,817
5,042	Series 1994-62, Class PJ, 7.00%, 01/25/24	5,245
3,005	Series 1994-86, Class PJ, 6.00%, 06/25/09	3,011
7,109	Series 1998-58, Class PC, 6.50%, 10/25/28	7,396
1,170	Series 2000-8, Class Z, 7.50%, 02/20/30	1,239
5,272	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	1,054
2,215	Series 2002-2, Class UC, 6.00%, 02/25/17	2,244
3,000	Series 2002-3, Class PG, 5.50%, 02/25/17	3,034
5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	5,060
6,502	Series 2002-73, Class OE, 5.00%, 11/25/17	6,387
5,383	Series 2002-86, Class EJ, 5.50%, 12/25/32	5,419
5,984	Series 2003-21, Class PZ, 4.50%, 03/25/33	5,275
15,200	Series 2003-35, Class MD, 5.00%, 11/25/16	15,104
1,700	Series 2003-67, Class SA, IF, 10.92%, 10/25/31	1,987
5,000	Series 2003-70, Class BE, 3.50%, 12/25/25	4,838
5,000	Series 2003-74, Class VL, 5.50%, 11/25/22	4,939
20,000	Series 2003-81, Class MC, 5.00%, 12/25/32 (m)	19,675
5,255	Series 2003-82, Class VB, 5.50%, 08/25/33	5,246
5,000	Series 2003-122, Class OL, 4.00%, 12/25/18	4,622
10,000	Series 2003-128, Class DY, 4.50%, 01/25/24 (m)	9,399

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   53

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
4,949		Series 2004-46, Class QD, IF, 2.72%, 03/25/34	4,483
16,371		Series 2004-60, Class PA, 5.50%, 04/25/34	16,483
5,000		Series 2005-16, Class LC, 5.50%, 05/25/28	5,036
4,899		Series 2005-29, Class AK, 4.50%, 04/25/35	4,796
11,563		Series 2005-58, Class EP, 5.50%, 07/25/35	11,697
10,308		Series 2005-83, Class LA, 5.50%, 10/25/35	10,442
957		Series 2006-81, Class FA, FRN, 5.67%, 09/25/36	960
9,640		Series 2006-110, Class PO, PO, 11/25/36	6,920
60		Series G92-35, Class EB, 7.50%, 07/25/22	63
795		Series G92-44, Class ZQ, 8.00%, 07/25/22	846
6,314		Federal National Mortgage Association STRIPS, Series 343, Class 23, IO, 4.00%, 10/01/18	806
		Federal National Mortgage Association Whole Loan,
930		Series 1999-W4, Class A9, 6.25%, 02/25/29	941
6,801		Series 2002-W7, Class A4, 6.00%, 06/25/29	6,864
2,411		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,460
1,110		Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,157
8,175		Series 2003-W18, Class 1A6, 5.37%, 08/25/43	8,126
2,683		Series 2005-W1, Class 1A2, 6.50%, 10/25/44	2,758
		Government National Mortgage Association,
1,861		Series 1998-22, Class PD, 6.50%, 09/20/28	1,923
1,073		Series 1999-17, Class L, 6.00%, 05/20/29	1,094
6,000		Series 2001-10, Class PE, 6.50%, 03/16/31	6,315
5,838		Series 2001-64, Class PB, 6.50%, 12/20/31	6,049
34,596		Series 2003-59, Class XA, IO, VAR, 0.94%, 06/16/34	3,059
3,285		Series 2004-27, Class PD, 5.50%, 04/20/34	3,255
4,099		Series 2004-62, Class VA, 5.50%, 07/20/15	4,145
18,235		Series 2005-28, Class AJ, 5.50%, 04/20/35	18,528
		Total Collateralized Mortgage Obligations (Cost $533,828)	537,917
		Mortgage Pass-Through Securities — 12.6%
		Federal Home Loan Mortgage Corp. Conventional Pools,
38		9.00%, 08/01/09 – 12/01/09	40
—	(h)	9.50%, 04/01/16	—	(h)
558		ARM, 7.02%, 01/01/27	565
68		ARM, 7.06%, 04/01/30	69
		Federal Home Loan Mortgage Corp. Gold Pools,
3,851		4.50%, 05/01/24	3,680
2,086		5.00%, 12/01/13 – 12/01/16	2,066
3,893		5.50%, 11/01/33	3,872
2,286		6.00%, 04/01/14	2,323
1,072		6.00%, 02/01/32	1,088
2,887		6.50%, 12/01/12 – 06/01/14	2,956
3,699		6.50%, 01/01/24 – 07/01/29	3,803
—	(h)	7.00%, 12/01/14	—	(h)
768		7.00%, 08/01/25 – 01/01/27 (m)	796
486		7.50%, 04/01/09 – 09/01/10	490
149		7.50%, 09/01/24 – 08/01/25	155
226		8.00%, 11/01/24 – 09/01/25	239
68		8.50%, 01/01/10	70
469		8.50%, 05/01/24 – 07/01/28	502
32		9.00%, 10/01/17 – 05/01/22	33
		Federal National Mortgage Association Various Pools,
7,326		4.00%, 04/01/19	6,939
2,613		5.00%, 11/01/23	2,563
8,768		5.00%, 11/01/33	8,534
2,504		5.50%, 11/01/16	2,518
69,495		5.50%, 02/01/29 – 05/01/36 (m)	69,047
1,255		6.00%, 03/01/11 – 08/01/14	1,270
5,316		6.00%, 03/01/22 – 09/01/28	5,407
9,561		6.00%, 07/01/36	9,645
128		6.50%, 12/01/10	130
2,018		6.50%, 06/01/26 – 04/01/32	2,075
157		7.00%, 09/01/07 – 07/01/10	159
569		7.00%, 02/01/24 – 08/01/25	589
310		7.50%, 06/01/14 – 07/01/14	325
539		7.50%, 03/01/30 – 04/01/30	563
729		8.00%, 11/01/12	749
40		9.00%, 12/01/24	42
393		10.00%, 10/01/16 – 11/01/21	432
		Government National Mortgage Association Various Pools,
101		6.00%, 10/15/23	103
102		6.50%, 07/15/08 – 05/15/09	103
2,269		6.50%, 05/15/23 – 02/15/24 (m)	2,333
992		7.00%, 11/15/22 – 06/15/28	1,030
1,349		7.50%, 07/15/07 – 02/15/28	1,408
1,288		8.00%, 08/15/07 – 11/20/27	1,362
44		8.50%, 10/15/24	47
1,187		9.00%, 11/15/08 – 11/15/24	1,278
83		9.50%, 07/15/09 – 12/15/20	93
3		11.00%, 11/15/09	3
144		ARM, 5.75%, 07/20/27 (m)	146
		Total Mortgage Pass-Through Securities (Cost $141,575)	141,640

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Government Agency Securities — 11.0%
7,000	Federal Home Loan Bank System, 5.75%, 08/15/11 (c)	7,254
	Federal National Mortgage Association,
10,000	6.25%, 05/15/29	11,491
21,000	Zero Coupon, 10/09/19	10,670
9,200	Federal National Mortgage Association STRIPS, Zero Coupon, 05/29/26	3,415
26,153	Financing Corp. Fico, Zero Coupon, 12/06/18	14,591
	Residual Funding,
78,000	Zero Coupon, 07/15/20	40,527
5,000	Zero Coupon, 04/15/30	1,636
	Resolution Funding Corp.,
50,000	Zero Coupon, 07/15/20	25,911
15,000	Zero Coupon, 04/15/28	5,355
4,500	Tennessee Valley Authority, Zero Coupon, 07/15/16	2,848
	Total U.S. Government Agency Securities (Cost $106,732)	123,698
	U.S. Treasury Obligations — 27.1%
	U.S. Treasury Bonds,
2,500	7.13%, 02/15/23 (c)	3,152
13,140	7.25%, 05/15/16 (c)	15,746
3,935	7.25%, 08/15/22 (c)	4,996
3,635	8.00%, 11/15/21	4,872
4,085	8.88%, 08/15/17 (c)	5,511
1,020	9.00%, 11/15/18 (c)	1,416
18,000	10.38%, 11/15/12 (c)	18,652
	U.S. Treasury Bonds Coupon STRIPS,
5,845	02/15/15 (c)	4,074
1,655	05/15/15 (c)	1,140
2,500	08/15/15 (c)	1,702
8,810	11/15/15 (c)	5,920
1,190	05/15/16	781
	U.S. Treasury Bonds Principal STRIPS,
30,000	11/15/09	26,579
72,500	05/15/20	38,703
	U.S. Treasury Inflation Indexed Notes,
1,532	1.63%, 01/15/15	1,470
25,417	2.42%, 04/15/11 (c)	25,663
49,964	3.63%, 01/15/08 (c)	50,614
	U.S. Treasury Notes,
10,830	2.63%, 05/15/08 (c)	10,557
27,700	3.00%, 02/15/08 (c)	27,208
8,890	3.63%, 07/15/09 (c)	8,698
2,085	3.88%, 02/15/13 (c)	2,018
10,000	3.88%, 05/15/09	9,847
6,430	4.25%, 08/15/13 (c)	6,338
15,000	4.50%, 09/30/11 (c)	14,987
2,015	4.75%, 05/15/14 (c)	2,041
4,550	5.63%, 05/15/08 (c)	4,593
6,750	5.75%, 08/15/10 (c)	7,015
	Total U.S. Treasury Obligations (Cost $300,111)	304,293
	Total Long-Term Investments (Cost $1,082,246)	1,107,548

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
20,182	JPMorgan U.S. Government Money Market Fund (b) (Cost $20,182)	20,182
PRINCIPAL AMOUNT($)
Investments of Cash Collateral for Securities on Loan — 17.4%
	Repurchase Agreements — 17.4%
35,988	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $35,994, collateralized by U.S. Government Agency Mortgages	35,988
40,000	Bear Stearns Cos., Inc., 5.31%, dated 02/28/07, due 03/01/07, repurchase price $40,006, collateralized by U.S. Government Agency Mortgages	40,000
40,000	HSBC Securities, Inc., 5.32%, dated 02/28/07, due 03/01/07, repurchase price $40,006, collateralized by U.S. Government Agency Securities	40,000
40,000	Lehman Brothers, Inc., 5.32%, dated 02/28/07, due 03/01/07, repurchase price $40,006, collateralized by U.S. Government Agency Mortgages	40,000
40,000	Morgan Stanley, 5.34%, dated 02/28/07, due 03/01/07, repurchase price $40,006, collateralized by U.S. Government Agency Mortgages	40,000
	Total Investment of Cash Collateral for Securities on Loan (Cost $195,988)	195,988
	Total Investments — 117.8% (Cost $1,298,416)	$1,323,718
	Liabilities in Excess of Other Assets — (17.8)%	(200,319)
	NET ASSETS — 100.0%	$1,123,399

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   55

JPMorgan High Yield Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 97.3%
	Asset-Backed Securities — 0.2%
1,250	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M12, FRN, 7.32%, 09/25/35 (e) (i)	925
1,750	Long Beach Mortgage Loan Trust, Series 2004-2, Class B, FRN, 8.82%, 06/25/34 (e) (i)	1,756
	Total Asset-Backed Securities (Cost $2,681)	2,681
	Corporate Bonds — 85.8%
	Aerospace & Defense — 0.9%
1,250	Alliant Techsystems, Inc., 6.75%, 04/01/16 (c)	1,250
460	Bombardier, Inc. (Canada), 8.00%, 11/15/14 (c) (e)	481
1,000	DRS Technologies, Inc., 6.63%, 02/01/16	1,002
4,860	Esterline Technologies Corp., 6.63%, 03/01/17 (e)	4,860
2,250	L-3 Communications Corp., Series B, 6.38%, 10/15/15	2,239
	Sequa Corp.,
700	9.00%, 08/01/09	738
425	Series B, 8.88%, 04/01/08	436
		11,006
	Airlines — 1.4%
	American Airlines, Inc.,
1,840	3.06%, 09/28/08 (i)	1,749
917	7.38%, 05/23/19 (c)	912
4,165	Series A2, 10.18%, 01/02/13	4,248
407	Series A4, 10.21%, 01/01/10	413
2,000	Series B2, 10.32%, 07/30/14 (e)	2,060
	Continental Airlines, Inc.,
7	7.42%, 10/01/08	7
1,200	8.75%, 12/01/11	1,206
6,471	9.80%, 04/01/21 (m)	7,150
		17,745
	Automotive — 5.5%
250	American Tire Distributors, Inc., 10.75%, 04/01/13	247
	Ford Motor Co.,
2,000	4.25%, 12/15/36	2,232
11,435	7.45%, 07/16/31 (c)	9,177
3,150	9.98%, 02/15/47	2,922
	Ford Motor Credit Co.,
2,245	8.00%, 12/15/16	2,216
10,765	8.63%, 11/01/10	11,163
2,510	FRN, 8.11%, 01/13/12	2,524
	General Motors Corp.,
12,675	8.10%, 06/15/24 (c)	11,439
12,500	8.38%, 07/15/33 (c)	11,594
	Goodyear Tire & Rubber Co. (The),
450	8.63%, 12/01/11 (e)	478
4,275	9.00%, 07/01/15 (c)	4,644
10,750	JB Poindexter & Co., Inc., 8.75%, 03/15/14 (c)	9,809
		68,445
	Building Materials — 0.3%
3,148	Fedders North America, Inc., 9.88%, 03/01/14 (c)	1,936
1,250	Interline Brands, Inc., 8.13%, 06/15/14	1,281
450	Wolverine Tube, Inc., 10.50%, 04/01/09	449
		3,666
	Captive Finance — 0.2%
3,000	Residential Capital Corp., FRN, 7.19%, 04/17/09 (e)	2,995
	Chemicals — 2.3%
850	Chemtura Corp., 6.88%, 06/01/16	825
2,750	Lyondell Chemical Co., 8.00%, 09/15/14	2,894
1,500	M&G Finance Corp., 7.67%, 04/16/09 (i)	1,500
	Mosaic Co. (The),
4,375	7.38%, 12/01/14 (c) (e)	4,517
525	7.63%, 12/01/16 (e)	547
3,000	OM Group, Inc., 9.25%, 12/15/11 (m)	3,139
	Quality Distribution LLC/QD Capital Corp.,
1,775	9.00%, 11/15/10	1,722
2,050	FRN, 9.86%, 01/15/12 (c)	2,081
3,500	Terra Capital, Inc., 7.00%, 02/01/17 (c) (e)	3,482
2,500	Tronox Worldwide LLC/Tronox Finance Corp., 9.50%, 12/01/12	2,688
5,800	Westlake Chemical Corp., 6.63%, 01/15/16	5,684
		29,079
	Construction Machinery — 1.4%
5,030	Case New Holland, Inc., 9.25%, 08/01/11 (m)	5,307
475	Rental Service Corp., 9.50%, 12/01/14 (e)	506
	United Rentals North America, Inc.,
10,250	6.50%, 02/15/12 (m)	10,301
1,500	7.00%, 02/15/14	1,507
300	7.75%, 11/15/13 (c)	307
		17,928

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Consumer Products — 1.0%
1,650	American Greetings Corp., 7.38%, 06/01/16	1,706
2,250	Cooper Cos., Inc. (The), 7.13%, 02/15/15 (e)	2,273
3,030	K2, Inc., 7.38%, 07/01/14	3,060
3,250	Southern States Cooperative, Inc., 10.50%, 11/01/10 (e)	3,461
2,650	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	2,597
		13,097
	Distributors — 0.8%
2,425	AmeriGas Partners LP, 7.25%, 05/20/15	2,462
2,650	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	2,663
3,000	Ferrell Gas Co., 7.42%, 08/01/13 (i)	2,970
2,474	Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.88%, 12/15/13	2,437
		10,532
	Diversified Manufacturing — 1.2%
1,500	Polypore International, Inc., SUB, 0.00%, 10/01/12 (c)	1,298
9,460	Polypore, Inc., 8.75%, 05/15/12 (c)	9,696
	RBS Global, Inc. and Rexnord Corp.,
2,525	8.88%, 09/01/16 (c) (e)	2,575
575	9.50%, 08/01/14 (e)	607
1,335	11.75%, 08/01/16 (c) (e)	1,462
		15,638
	Electric — 6.6%
2,410	AES Corp. (The), 9.00%, 05/15/15 (e)	2,582
	Calpine Corp.,
2,800	8.75%, 07/15/07 (d)	2,996
4,100	9.88%, 12/01/11 (d) (e)	4,387
3,779	10.50%, 05/15/06 (c) (d)	4,062
6,468	0.00%, 07/15/07 (c) (d) (e)	6,969
	Calpine Generating Co. LLC,
5,100	9.07%, 04/01/09 (c) (d)	5,177
8,350	14.37%, 04/01/07 (d)	8,768
1,505	FPL Energy Wind Funding LLC, 6.88%, 06/27/17 (e)	1,527
	Midwest Generation LLC,
3,100	8.75%, 05/01/34 (m)	3,340
5,331	Series A, 8.30%, 07/02/09 (m)	5,497
668	Series B, 8.56%, 01/02/16	730
	Mirant Americas Generation LLC,
5,475	8.30%, 05/01/11	5,585
4,500	8.50%, 10/01/21	4,579
	Nevada Power Co.,
287	6.50%, 04/15/12	300
863	Series A, 8.25%, 06/01/11	955
	NorthWestern Corp.,
1,900	5.88%, 11/01/14	1,889
1,800	7.00%, 08/15/23	1,809
2,835	Ormat Funding Corp., 8.25%, 12/30/20 (m)	2,871
	Reliant Energy, Inc.,
7,900	6.75%, 12/15/14	8,196
3,455	9.50%, 07/15/13	3,744
5,500	Southern Energy, Inc., 0.00%, 03/09/12 (d)	165
6,800	TXU Corp., Series P, 5.55%, 11/15/14 (m)	6,219
		82,347
	Energy-Independent — 2.4%
	Chesapeake Energy Corp.,
500	6.38%, 06/15/15	496
1,900	6.88%, 01/15/16	1,924
1,250	7.50%, 09/15/13 (m)	1,303
2,600	7.50%, 06/15/14 (m)	2,723
2,400	7.63%, 07/15/13	2,544
	Encore Acquisition Co.,
825	6.00%, 07/15/15	738
2,525	6.25%, 04/15/14	2,329
4,300	7.25%, 12/01/17	4,117
4,480	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14 (e)	4,637
	Peabody Energy Corp.,
1,000	5.88%, 04/15/16 (c)	953
1,750	7.38%, 11/01/16	1,829
1,175	Series B, 6.88%, 03/15/13 (c)	1,190
5,875	Range Resources Corp., 7.50%, 05/15/16	6,037
		30,820
	Entertainment — 1.5%
1,500	HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp., FRN, 10.12%, 04/01/12 (e)	1,515
7,569	IMAX Corp. (Canada), 9.63%, 12/01/10 (m)	7,238
500	Seminole Hard Rock Entertainment, Inc., FRN, 0.00%, 03/15/14 (e)	503
	Six Flags, Inc.,
500	8.88%, 02/01/10 (c)	499
3,500	9.63%, 06/01/14 (c)	3,386
3,700	9.75%, 04/15/13 (c)	3,626
2,000	True Temper Sports, Inc., 8.38%, 09/15/11	1,790
		18,557

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   57

JPMorgan High Yield Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Environmental — 1.4%
	Allied Waste North America, Inc.,
4,400	6.88%, 06/01/17	4,367
1,000	7.88%, 04/15/13	1,042
2,250	Series B, 5.75%, 02/15/11	2,197
7,620	Series B, 7.13%, 05/15/16 (c)	7,744
2,000	Casella Waste Systems, Inc., 9.75%, 02/01/13	2,120
		17,470
	Food & Beverage — 3.2%
	Chiquita Brands International, Inc.,
1,000	7.50%, 11/01/14 (c)	905
9,762	8.88%, 12/01/15 (c)	9,274
2,525	Constellation Brands, Inc., 7.25%, 09/01/16	2,620
600	Cosan S.A. Industria e Comercio (Brazil), 9.00%, 11/01/09 (e)	639
4,250	Dean Foods Co., 7.00%, 06/01/16	4,388
10,335	Eurofresh, Inc., 11.50%, 01/15/13 (c) (e)	10,128
2,600	Land O’ Lakes, Inc., 9.00%, 12/15/10 (m)	2,769
5,718	National Beef Packing Co. LLC/NB Finance Corp., 10.50%, 08/01/11	5,990
	Pilgrim’s Pride Corp.,
2,080	7.63%, 05/01/15	2,054
450	8.38%, 05/01/17 (c)	442
1,125	Smithfield Foods, Inc., 7.00%, 08/01/11	1,145
		40,354
	Gaming — 1.5%
1,195	Harrah’s Operating Co., Inc., 5.75%, 10/01/17	998
	MGM Mirage, Inc.,
2,500	6.63%, 07/15/15	2,403
2,800	6.75%, 09/01/12 (m)	2,793
1,400	6.88%, 04/01/16 (c)	1,358
4,175	7.63%, 01/15/17 (c)	4,227
2,800	Pokagon Gaming Authority, 10.38%, 06/15/14 (e)	3,066
4,075	Trump Entertainment Resorts, Inc., 8.50%, 06/01/15 (m)	4,075
		18,920
	Health Care — 6.4%
5,000	Celtic Pharma Phinco B.V., 17.00%, 06/15/12	5,000
4,850	Fresenius Medical Care Capital Trust IV, 7.88%, 06/15/11	5,105
	HCA, Inc.,
2,550	6.30%, 10/01/12 (c)	2,375
2,050	9.13%, 11/15/14 (e)	2,183
2,950	9.25%, 11/15/16 (e)	3,160
10,130	Medical Services Co., FRN, 12.86%, 10/15/11	9,598
	Omnicare, Inc.,
4,275	6.75%, 12/15/13	4,232
3,430	6.88%, 12/15/15 (c)	3,396
11,117	Team Health, Inc., 11.25%, 12/01/13	11,673
12,605	Tenet Healthcare Corp., 9.88%, 07/01/14 (m)	12,825
	Triad Hospitals, Inc.,
1,900	7.00%, 05/15/12	1,962
2,200	7.00%, 11/15/13	2,291
2,600	US Oncology, Inc., 10.75%, 08/15/14 (m)	2,860
7,755	Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14 (m)	7,968
	Ventas Realty LP/Ventas Capital Corp.
750	6.75%, 06/01/10	766
1,000	6.75%, 04/01/17 (c)	1,027
750	7.13%, 06/01/15	783
3,250	9.00%, 05/01/12	3,652
		80,856
	Industrial Other — 1.7%
375	Baldor Electric Co., 8.63%, 02/15/17	394
1,350	Esco Corp., 8.63%, 12/15/13 (e)	1,428
3,750	Gardner Denver, Inc., 8.00%, 05/01/13	3,937
7,650	Milacron Escrow Corp., 11.50%, 05/15/11	7,497
7,730	Trimas Corp., 9.88%, 06/15/12	7,691
950	Valmont Industries, Inc., 6.88%, 05/01/14 (c)	960
		21,907
	Media Cable — 3.8%
	Adelphia Communications Corp.,
3,175	9.38%, 11/15/09 (d)	937
3,500	10.88%, 10/01/10 (c) (d)	1,033
1,075	Series B, 7.75%, 01/15/09 (c) (d)	317
1,450	Series B, 8.13%, 07/15/03 (d)	428
9,055	Adelphia Contingent Value Vehicle, 0.00%, 12/31/49 (c)	770
6,425	CCH I Holdings LLC, 11.13%, 01/15/14 (c)	6,120
3,922	CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15 (c)	4,079
3,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (c)	3,120
	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
3,200	10.25%, 09/15/10 (c)	3,368
2,000	Series B, 10.25%, 09/15/10	2,100

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Media Cable — Continued
	Charter Communications Operating LLC/Charter Communications Operating Capital,
1,900	8.00%, 04/30/12 (e)	1,990
1,000	8.38%, 04/30/14 (e)	1,047
3,400	Insight Communications Co., Inc., SUB, 12.25%, 02/15/11	3,549
3,932	Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13 (c)	4,040
1,875	Rogers Cable, Inc. (Canada), 6.25%, 06/15/13	1,936
9,275	Videotron Ltee (Canada), 6.88%, 01/15/14 (m)	9,368
3,000	Virgin Media Finance plc (United Kingdom), 9.13%, 08/15/16 (c)	3,187
		47,389
	Media Non-Cable — 8.5%
3,250	Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., 10.50%, 08/15/14 (e)	3,404
3,875	Block Communications, Inc., 8.25%, 12/15/15 (e)	3,914
1,100	Cenveo Corp., 7.88%, 12/01/13	1,081
	DirecTV Holdings LLC/DirecTV Financing Co.,
4,900	6.38%, 06/15/15	4,710
5,300	8.38%, 03/15/13	5,598
2,700	Echostar DBS Corp., 7.00%, 10/01/13 (c)	2,774
5,375	Fisher Communications, Inc., 8.63%, 09/15/14	5,751
5,390	Idearc, Inc., 8.00%, 11/15/16 (e)	5,538
	Intelsat Bermuda Ltd. (Bermuda),
2,050	9.25%, 06/15/16 (e)	2,265
1,350	11.25%, 06/15/16 (e)	1,529
575	FRN, 8.87%, 01/15/15 (c) (e)	589
4,100	Intelsat Subsidiary Holding Co., Ltd. (Bermuda), 8.25%, 01/15/13	4,274
	Lamar Media Corp.,
1,800	7.25%, 01/01/13	1,827
2,500	Series B, 6.63%, 08/15/15	2,463
625	LBI Media, Inc., SUB, 0.00%, 10/15/13	542
3,250	LIN Television Corp., Series B, 6.50%, 05/15/13 (c)	3,169
1,575	Morris Publishing Group LLC, 7.00%, 08/01/13	1,512
3,450	Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., SUB, 0.00%, 04/01/13 (c)	3,278
5,960	Nexstar Finance, Inc., 7.00%, 01/15/14 (c)	5,751
3,475	PanAmSat Corp., 9.00%, 08/15/14 (m)	3,753
5,829	Phoenix Color Corp., 13.00%, 08/01/07	5,858
	Primedia, Inc.,
4,575	8.88%, 05/15/11 (m)	4,701
1,600	FRN, 10.73%, 05/15/10	1,660
1,750	Quebecor Media, Inc. (Canada), 7.75%, 03/15/16	1,794
	Quebecor World Capital Corp. (Canada),
3,250	6.13%, 11/15/13 (c)	3,014
1,350	8.75%, 03/15/16 (e)	1,380
4,175	9.75%, 01/15/15 (e)	4,415
2,800	Radio One, Inc ., 6.38%, 02/15/13	2,660
2,750	Reader’s Digest Association, Inc. (The), 9.00%, 02/15/17 (e)	2,750
	RH Donnelley Corp.,
2,725	Series A-1, 6.88%, 01/15/13	2,657
1,600	Series A-2, 6.88%, 01/15/13	1,560
600	Series A-3, 8.88%, 01/15/16	641
2,000	Sinclair Broadcast Group, Inc., 8.00%, 03/15/12	2,060
5,850	Valassis Communications, Inc., 8.25%, 03/01/15 (e)	5,843
2,000	XM Satellite Radio, Inc., 10.00%, 06/01/13	2,050
		106,765
	Metals — 1.2%
	AK Steel Corp.,
3,100	7.75%, 06/15/12 (c)	3,139
4,980	7.88%, 02/15/09 (c)	4,967
1,850	Aleris International, Inc., 9.00%, 12/15/14 (e)	1,961
2,000	FMG Finance Pty. Ltd. (Australia), 10.63%, 09/01/16 (c) (e)	2,300
2,775	Gibraltar Industries, Inc., Series B, 8.00%, 12/01/15	2,803
		15,170
	Non-Captive — 0.5%
4,500	Allied Capital, 6.15%, 07/13/07 (i)	4,417
1,610	General Motors Acceptance Corp., 8.00%, 11/01/31	1,775
		6,192
	Oil Field Services — 2.2%
2,535	Allis-Chalmers Energy, Inc., 9.00%, 01/15/14	2,567
1,300	Basic Energy Services, Inc., 7.13%, 04/15/16	1,271
3,950	Bristow Group, Inc., 6.13%, 06/15/13	3,752
1,600	Chart Industries, Inc./Pre First Reserve Fund X LP Merger, 9.13%, 10/15/15 (e)	1,680
3,950	Compagnie Generale de Geophysique S.A. (France), 7.50%, 05/15/15	4,029

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   59

JPMorgan High Yield Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Oil Field Services — Continued
1,399	Oslo Seismic Services, Inc., 8.28%, 06/01/11	1,433
5,566	PHI, Inc., 7.13%, 04/15/13	5,399
2,425	Pride International, Inc., 7.38%, 07/15/14	2,486
4,000	Secunda International Ltd. (Canada), FRN, 13.36%, 09/01/12	4,170
975	Seitel Acquisition Corp., 9.75%, 02/15/14 (e)	990
300	Universal Compression, Inc., 7.25%, 05/15/10	305
		28,082
	Other Finance — 0.2%
2,825	ACE Cash Express, Inc., 10.25%, 10/01/14 (e)	2,910
	P&C — 0.5%
6,160	Crum & Forster Holdings Corp., 10.38%, 06/15/13 (m)	6,637
	Packaging — 2.6%
2,550	Ball Corp., 6.88%, 12/15/12	2,601
	Constar International, Inc.,
12,035	11.00%, 12/01/12 (c)	11,824
2,950	FRN, 8.74%, 02/15/12 (c)	3,024
	Owens Brockway Glass Container, Inc.,
2,500	6.75%, 12/01/14 (m)	2,475
3,000	8.25%, 05/15/13 (m)	3,142
879	8.88%, 02/15/09	899
1,950	Plastipak Holdings, Inc., 8.50%, 12/15/15 (c) (e)	2,033
5,040	Portola Packaging, Inc., 8.25%, 02/01/12	4,788
1,750	Vitro S.A. (Mexico), 8.63%, 02/01/12 (e)	1,768
		32,554
	Paper — 3.9%
	Abitibi-Consolidated, Inc. (Canada),
1,500	6.00%, 06/20/13	1,320
1,100	7.75%, 06/15/11 (c)	1,078
4,960	8.38%, 04/01/15 (c)	4,824
680	8.55%, 08/01/10 (c)	697
2,300	Ainsworth Lumber Co., Ltd. (Canada), 6.75%, 03/15/14 (c)	1,713
6,096	Appleton Papers, Inc., Series B, 9.75%, 06/15/14	6,317
	Buckeye Technologies, Inc.,
1,500	8.50%, 10/01/13 (c)	1,590
1,906	9.25%, 09/15/08 (c)	1,906
4,950	Cascades, Inc. (Canada), 7.25%, 02/15/13	4,999
	Domtar, Inc. (Canada),
1,300	7.13%, 08/15/15 (c)	1,305
5,945	7.88%, 10/15/11	6,287
	Georgia-Pacific Corp.,
2,090	7.00%, 01/15/15 (e)	2,090
2,090	7.13%, 01/15/17 (e)	2,090
	Smurfit-Stone Container Enterprises, Inc. (Canada),
1,425	7.38%, 07/15/14	1,407
1,250	8.38%, 07/01/12 (c)	1,275
2,535	9.75%, 02/01/11	2,620
	Tembec Industries, Inc. (Canada),
8,645	7.75%, 03/15/12 (c)	5,976
1,000	8.50%, 02/01/11	734
960	8.63%, 06/30/09 (c)	797
		49,025
	Pipelines — 3.3%
500	Colorado Interstate Gas Co., 5.95%, 03/15/15	506
	El Paso Corp.,
2,000	6.38%, 02/01/09	2,030
1,000	7.63%, 08/16/07	1,009
2,000	7.63%, 09/01/08 (c)	2,064
4,000	El Paso Natural Gas Co., Series A, 7.63%, 08/01/10 (m)	4,170
3,000	El Paso Performance-Linked Trust, 7.75%, 07/15/11 (e)	3,188
2,750	El Paso Production Holding Co., 7.75%, 06/01/13 (m)	2,874
	Northwest Pipeline Corp.,
500	7.00%, 06/15/16	536
1,000	8.13%, 03/01/10	1,038
	Pacific Energy Partners LP/Pacific Energy Finance Corp.,
750	6.25%, 09/15/15	762
4,250	7.13%, 06/15/14 (m)	4,456
5,000	Sabine Pass LNG LP, 7.25%, 11/30/13 (e)	5,000
2,000	Southern Natural Gas Co., 8.88%, 03/15/10	2,089
	Williams Cos, Inc.,
2,325	6.38%, 10/01/10 (e)	2,357
1,600	7.63%, 07/15/19 (m)	1,736
2,175	8.13%, 03/15/07	2,360
1,500	FRN, 7.36%, 10/01/10 (e)	1,543
	Williams Partners LP/Williams Partners Finance Corp.,
1,800	7.25%, 02/01/17 (e)	1,890
1,600	7.50%, 06/15/11 (e)	1,680
		41,288

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Real Estate Investment Trusts (REITs) — 0.4%
4,480	Thornburg Mortgage, Inc., 8.00%, 05/15/13 (m)	4,480
	Refining — 0.2%
	Premcor Refining Group, Inc. (The),
1,535	7.50%, 06/15/15	1,589
700	9.50%, 02/01/13	753
500	VeraSun Energy Corp., 9.88%, 12/15/12	517
		2,859
	Restaurants — 0.5%
800	Buffets, Inc., 12.50%, 11/01/14	840
5,000	Golden State Foods Corp., 9.24%, 01/10/12 (e) (i)	5,087
		5,927
	Retailers — 1.4%
1,650	Brown Shoe Co., Inc., 8.75%, 05/01/12	1,749
	General Nutrition Centers, Inc.,
4,375	8.50%, 12/01/10	4,648
1,500	8.63%, 01/15/11	1,601
5,725	Linens ’n Things, Inc., FRN, 10.99%, 01/15/14 (c)	5,610
2,150	PEP Boys-Manny, Moe & Jack, 7.50%, 12/15/14	2,048
1,500	Rite Aid Corp., 8.63%, 03/01/15	1,459
		17,115
	Services — 3.2%
1,000	Carriage Services, Inc., 7.88%, 01/15/15	1,022
	Corrections Corp. of America,
1,671	6.25%, 03/15/13 (m)	1,667
1,000	6.75%, 01/31/14	1,017
2,025	7.50%, 05/01/11	2,086
1,750	Expedia, Inc., 7.46%, 08/15/18 (e)	1,824
	FTI Consulting, Inc.,
2,150	7.63%, 06/15/13	2,231
800	7.75%, 10/01/16	844
4,875	Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (e)	4,790
2,850	Mac-Gray Corp., 7.63%, 08/15/15	2,928
2,800	MasTec, Inc., 7.63%, 02/01/17 (e)	2,821
8,287	S.A.C. Holdings Corp., 8.50%, 03/15/14	8,266
	Service Corp. International,
1,700	7.38%, 10/01/14	1,781
1,000	7.88%, 02/01/13	1,030
8,250	Stewart Enterprises, Inc., 6.25%, 08/15/07	7,982
		40,289
	Technology — 5.7%
4,544	Advanced Micro Devices, Inc., 7.75%, 11/01/12	4,680
1,400	Avnet, Inc., 6.63%, 09/15/16	1,466
2,130	Compucom Systems, Inc., 12.00%, 11/01/14 (e)	2,231
4,000	Cookson plc (United Kingdom), 6.97%, 11/01/09 (i)	4,096
3,200	Flextronics International Ltd. (Singapore), 6.25%, 11/15/14	3,096
	Freescale Semiconductor, Inc.,
2,500	8.88%, 12/15/14 (e)	2,534
500	10.13%, 12/15/16 (c) (e)	512
1,500	FRN, 9.24%, 12/15/14 (c) (e)	1,515
1,750	IKON Office Solutions, Inc., 7.75%, 09/15/15 (c)	1,846
2,000	Intcomex, Inc., 11.75%, 01/15/11	2,030
	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., (Luxembourg)
3,525	6.88%, 12/15/11 (c)	3,102
6,955	8.00%, 12/15/14 (c)	5,147
3,625	FRN, 8.61%, 12/15/11 (c)	3,299
1,750	Nortel Networks Ltd. (Canada), FRN, 9.61%, 07/15/11 (e)	1,872
	NXP BV/NXP Funding LLC (Netherlands),
4,930	7.88%, 10/15/14 (e)	5,090
3,050	9.50%, 10/15/15 (c) (e)	3,149
4,620	FRN, 8.11%, 10/15/13 (e)	4,724
1,000	Open Solutions, Inc., 9.75%, 02/01/15 (e)	1,033
5,725	Seagate Technology HDD Holdings (Cayman Islands), 6.80%, 10/01/16 (c)	5,768
2,219	Smart Modular Technologies (Cayman Islands), FRN, 10.86%, 04/01/12	2,352
	STATS ChipPAC Ltd. (Singapore),
1,000	6.75%, 11/15/11	990
600	7.50%, 07/19/10	612
	Sungard Data Systems, Inc.,
1,850	4.88%, 01/15/14	1,674
1,000	9.13%, 08/15/13	1,068
	Unisys Corp.,
7,350	8.00%, 10/15/12	7,423
1,100	8.50%, 10/15/15 (c)	1,128
		72,437
	Telecommunications — Wireless — 2.4%
2,327	Alamosa Delaware, Inc., 11.00%, 07/31/10	2,496
1,500	American Cellular Corp., Series B, 10.00%, 08/01/11	1,596
1,435	Cricket Communications, Inc., 9.38%, 11/01/14 (e)	1,514

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   61

JPMorgan High Yield Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Telecommunications — Wireless — Continued
	Dobson Cellular Systems, Inc.,
4,500	9.88%, 11/01/12	4,894
1,600	Series B, 8.38%, 11/01/11	1,700
750	Horizon PCS, Inc., 11.38%, 07/15/12	832
5,125	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (e)	5,381
	Nextel Communications, Inc.,
3,000	Series D, 7.38%, 08/01/15 (m)	3,104
1,000	Series E, 6.88%, 10/31/13 (m)	1,025
	Rogers Wireless, Inc. (Canada),
5,325	6.38%, 03/01/14 (m)	5,465
500	9.63%, 05/01/11	571
1,500	Rural Cellular Corp., 8.25%, 03/15/12 (c)	1,556
		30,134
	Telecommunications — Wireline — 2.9%
4,800	Citizens Communications Co., 9.25%, 05/15/11 (m)	5,340
1,000	Embarq Corp., 7.08%, 06/01/16	1,034
	Level 3 Financing, Inc.,
300	8.75%, 02/15/17 (e)	301
6,100	9.25%, 11/01/14 (e)	6,260
250	FRN, 9.15%, 02/15/15 (e)	252
1,750	McLeodUSA, Inc., 10.50%, 10/01/11 (e)	1,811
1,525	Qwest Communications International, Inc., 7.50%, 02/15/14 (c)	1,580
	Qwest Corp.,
1,000	7.50%, 10/01/14	1,061
7,600	7.63%, 06/15/15	8,113
7,000	7.88%, 09/01/11	7,429
2,750	Time Warner Telecom Holdings, Inc., 9.25%, 02/15/14	2,950
500	Windstream Corp., 7.00%, 03/15/19 (e)	502
		36,633
	Textile — 0.6%
5,830	Broder Brothers Co., Series B, 11.25%, 10/15/10	5,903
2,025	Hanesbrands, Inc., FRN, 8.74%, 12/15/14 (e)	2,070
		7,973
	Tobacco — 0.8%
	Alliance One International, Inc.,
6,500	11.00%, 05/15/12	7,085
1,150	12.75%, 11/15/12 (c)	1,253
1,900	Reynolds American, Inc., 7.63%, 06/01/16	2,064
		10,402
	Transportation Services — 1.3%
900	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.63%, 05/15/14 (e)	914
4,430	Hertz Corp., 8.88%, 01/01/14	4,773
888	Horizon Lines LLC, 9.00%, 11/01/12	930
5,600	IdleAire Technologies Corp., SUB, 0.00%, 12/15/12 (e)	3,640
2,000	Navios Maritime Holdings, Inc. (Marshall Islands), 9.50%, 12/15/14 (c) (e)	2,055
2,000	OMI Corp. (Marshall Islands), 7.63%, 12/01/13	2,020
600	Stena AB (Sweden), 7.50%, 11/01/13	609
1,000	Ultrapetrol Bahamas Ltd. (Bahamas), 9.00%, 11/24/14	1,006
		15,947
	Total Corporate Bonds (Cost $1,048,471)	1,081,570
Convertible Bond — 0.3%
	Technology — 0.3%
4,040	Nortel Networks Corp. (Canada), 4.25%, 09/01/08 (m) (Cost $3,990)	3,944
SHARES
Common Stocks — 1.8%
	Automotive — 0.3%
222	Eagle-Picher Industries, Inc. (a) (c) (f)	4,329
	Construction Machinery — 0.0% (g)
4	Simonds Industries, Inc. (a) (f) (i)	126
	Entertainment — 0.0% (g)
9	Bally Total Fitness Holding Corp. (a) (c) (i)	18
29	Bally Total Fitness Holdings Corp. Restricted (a) (c) (f) (i)	42
		60
	Media Cable — 0.5%
98	Cebridge Connections Holdings LLC (a) (f) (i)	978
137	Time Warner Cable, Inc., Class A (a) (c)	5,315
		6,293
	Media Non-Cable — 0.0% (g)
64	Spanish Broadcasting System (a)(f)	—	(h)
	Metals — 0.8%
430	Oglebay Norton Co. (a) (f)	10,535
	Packaging — 0.0% (g)
9	Continental AFA Dispensing Co. (a) (f) (i)	—	(h)
	Restaurants — 0.0% (g)
18	Avado Brands, Inc. (a) (i)	178

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Retailers — 0.0% (g)
19	Mattress Discounters Corp. (a) (f) (i)	63
	Telecommunications — Wireless — 0.1%
13	iPCS, Inc. (a) (c)	674
	Telecommunications — Wireline — 0.0% (g)
1	XO Holdings, Inc. (a)	6
	Textile — 0.1%
66	WestPoint International, Inc. (a) (f) (i)	697
	Total Common Stocks (Cost $26,640)	22,961
Preferred Stocks — 0.1%
	Media Non-Cable — 0.1%
9	Spanish Broadcasting System Series B, 10.75%	984
	Telecommunications — Wireless — 0.0% (g)
3	Dobson Communications Corp. 6.00%, 08/19/16 (e)	649
	Total Preferred Stocks (Cost $1,657)	1,633

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations — 9.1%
	Aerospace & Defense — 0.0% (g)
500	Wesco Aircraft, 1st Lien Term Loan, 7.60%, 09/29/13	505
	Automotive — 0.8%
4,726	Eagle-Picher Industries, Inc., 1st Lien Term Loan, 9.87%, 12/30/10	4,726
2,250	Eagle-Picher Industries, Inc., 2nd Lien Term Loan, 13.87%, 12/30/11	2,318
2,991	Lear Corp., Term Loan, 7.86%, 04/25/12	2,991
		10,035
	Brokerage — 0.5%
4,962	LPL Financial Services, Inc., Bank Debt, 8.11%, 06/30/13	5,007
1,493	Oppenheimer, Term Loan C, 8.12%, 07/28/13	1,507
		6,514
	Chemicals — 0.6%
1,206	Celanese B Loan (Germany), 7.11%, 04/01/11	1,214
	Ineos Bridge Term Loan,
990	7.61%, 03/28/14	1,000
990	8.11%, 03/28/15	1,000
2,475	Polymer Group, Inc., Bank Debt Term Loan B, 7.61%, 11/22/12	2,478
500	Texas PetroChemical, Prefunded Letter of Credit, 5.37%, 06/27/13	506
1,492	Texas PetroChemical, Term Loan B, 7.98%, 06/27/13	1,511
		7,709
	Construction Machinery — 0.4%
1,000	NES Rental, Term Loan B, 12.13%, 07/20/13	1,008
498	NMHG Holding Corp., Term Loan, 7.32%, 05/15/13	499
3,000	Rental Service, Term Loan, 8.86%, 11/21/13	3,037
		4,544
	Diversified Manufacturing — 0.3%
3,869	Rexnord Corp., Term Loan B, 7.88%, 07/18/13	3,898
	Electric — 0.9%
928	NRG Energy, Inc., Credit Linked Deposit Facilities, 7.36%, 01/26/13	938
10,734	NRG Energy, Inc., Term Loan B, 7.36%, 01/26/13	10,842
		11,780
	Energy-Independent — 0.0% (g)
495	Alpha Natural Resources, Inc., Term Loan B, 7.11%, 10/26/12	496
	Gaming — 0.8%
4,500	Pinnacle Entertainment, Inc., Term Loan, 7.32%, 12/14/11	4,534
5,333	Venetian Macau, Term Loan B, 8.12%, 05/25/13	5,387
		9,921
	Health Care — 0.5%
1,990	Fresenius Medical Care, Capital Term Loan, 6.74%, 03/31/13	1,990
4,400	HCA, Inc., Term Loan B, 8.11%, 11/14/13	4,444
		6,434
	Media Cable — 0.6%
6,948	Cablevision Systems, Term Loan B, 7.11%, 03/30/13	6,987
	Media Non-Cable — 0.2%
1,000	Intelsat Bermuda Ltd, Term Loan, 7.86%, 01/11/14	1,004
2,000	Riverdeep, Term Loan B, 8.10%, 12/21/13	2,020
		3,024
	Non-Captive — 0.4%
4,467	Buckeye Check Cashing, Term Loan, 8.12%, 05/01/12	4,478

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   63

JPMorgan High Yield Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Oil Field Services — 0.3%
167	Chart Industries, Bank Debt, 7.44%, 10/14/12	168
1,924	Dresser, Inc., Term Loan B, 8.13%, 10/31/13	1,945
1,146	Petroleum Geo-Services ASA, Term Loan (Norway), 7.61%, 12/21/12	1,158
		3,271
	P&C — 0.2%
1,489	Swett & Crawford, 1st Lien Bank Debt, 7.86%, 11/16/11	1,504
1,000	Swett & Crawford, 2nd Lien Bank Debt, 12.11%, 11/16/12	1,020
		2,524
	Technology — 1.5%
3,546	Advanced Micro Devices, Inc., Term Loan, 7.57%, 12/31/13	3,581
1,500	Isola Group S.A.R.L., 1st Lien Term Loan, 10.12%, 12/18/12	1,500
750	Isola Group S.A.R.L., 2nd Lien Term Loan, 13.12%, 12/18/13	750
2,000	Reynolds & Reynolds, 2nd Lien Term Loan, 10.85%, 10/25/13	2,060
2,500	Spansion LLC, Term Loan B, 8.36%, 10/31/12	2,525
2,985	Stratus Technologies, Inc., 1st Lien Term Loan (Germany), 8.36%, 03/28/11	2,985
4,000	Stratus Technologies, Inc., 2nd Lien Term Loan (Germany), 14.32%, 03/28/12	3,840
1,313	TTM Technologies, Inc., Term Loan, 7.62%, 10/31/12	1,319
		18,560
	Telecommunications—Wireless — 0.5%
995	American Cellular Corp., Term Loan, 7.61%, 08/31/13	995
3	American Cellular Corp., 2nd Term Loan, 7.60%, 08/31/13	2
4,988	MetroPCS Wireless, Inc., Term Loan 7.63%, 11/03/13	5,037
		6,034
	Telecommunications—Wireline — 0.6%
4,985	Cavalier Telephone, Term Loan, 10.12%, 03/24/12	5,060
2,500	Time Warner Telecom, Term Loan B, 7.32%, 10/12/13	2,525
		7,585
	Total Loan Participations (Cost $113,590)	114,299

NO. OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	Textile — 0.0% (g)
60	WestPoint International, Inc. (a) (f) (i) (Cost $—)	103
NO. OF WARRANTS
Warrants — 0.0% (g)
	Telecommunications — Wireline — 0.0% (g)
	XO Holdings, Inc. (a)
2	Class A, 01/16/10	2
2	Class B, 01/16/10	1
2	Class C, 01/16/10	—	(h)
	Total Warrants (Cost $—)	3
	Total Long-Term Investments (Cost $1,197,029)	1,227,194
SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
43,830	JPMorgan Liquid Assets Money Market Fund (b) (Cost $43,830)	43,830
Investments of Cash Collateral for Securities on Loan — 16.1%
	Asset-Backed Securities — 1.0%
1,419	Countrywide Home Loans, FRN, 5.43%, 12/28/07	1,419
4,033	GSAA, Series 2005-15, Class A1, FRN, 5.41%, 12/26/07	4,033
6,486	GSAA, Series 2006-3, Class A1, FRN, 5.40%, 02/22/08	6,486
967	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	967
		12,905

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Certificates of Deposit — 1.8%
4,999	Bank of New York, FRN, 5.40%, 05/02/08	4,999
6,000	Barclays, New York, FRN, 5.33%, 06/06/07	6,000
6,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	6,000
5,000	Sun Trust Bank, Atlanta, FRN, 5.31%, 06/28/07	5,000
		21,999

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — Continued
	Corporate Notes — 11.8%
13,000	Banque Federative Du Credit, FRN, 5.32%, 07/13/07	13,000
12,500	Beta Finance, Inc., FRN, 5.37%, 01/15/08	12,500
10,500	Caixa Catal, FRN, 5.40%, 03/28/08	10,500
9,000	CC USA, Inc., FRN, 5.37%, 01/25/08	9,000
6,100	CDC Financial Products, Inc., FRN, 5.36%, 03/30/07	6,100
8,700	Citigroup Global Markets, Inc., FRN, 5.38%, 03/07/07	8,700
13,500	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	13,500
5,000	Goldman Sachs Group, Inc., FRN, 5.47%, 12/28/07	5,000
12,997	K2 (USA) LLC, FRN, 5.39%, 02/15/08	12,997
9,998	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	9,998
12,999	Macquarie Bank Ltd., FRN, 5.34%, 03/31/08	12,999
10,000	Monumental Global Funding, FRN, 5.41%, 02/26/10	10,000
5,000	Morgan Stanley, FRN, 5.49%, 03/31/08	5,000
5,000	Pricoa Global Funding I, FRN, 5.31%, 03/31/08	5,000
4,700	Unicredito Italiano Bank plc, FRN, 5.33%, 03/31/08	4,700
10,000	World Savings Bank FSB, FRN, 5.38%, 06/20/08	10,000
		148,994
	Funding Agreement — 1.2%
15,000	Beneficial Life Insurance Co., FRN, 5.45%, 05/31/07	15,000
	Repurchase Agreement — 0.3%
3,909	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $3,910, collateralized by U.S. Government Agency Mortgages	3,909
	Total Investments of Cash Collateral for Securities on Loan (Cost $202,807)	202,807
	Total Investments — 116.9% (Cost $1,443,666)	1,473,831
	Liabilities in Excess of Other Assets — (16.9)%	(212,664)
	NET ASSETS — 100.0%	$1,261,167

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   65

JPMorgan Intermediate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.6%
		Asset-Backed Securities — 2.1%
1,595		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,576
304		AmeriCredit Automobile Receivables Trust, Series 2003-BX, Class A4A, 2.72%, 01/06/10	302
		Citibank Credit Card Issuance Trust,
3,390		Series 2002-C2, Class C2, 6.95%, 02/18/14	3,622
1,400		Series 2005-B1, Class B1, 4.40%, 09/15/10	1,384
861		CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	852
733		Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	735
3,055		Countrywide Asset Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	3,061
1,000		Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.25%, 09/15/11	1,005
719		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	717
930		Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	918
500		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	502
		MBNA Credit Card Master Note Trust,
2,393		Series 2002-C1, Class C1, 6.80%, 07/15/14	2,555
997		Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,037
		MBNA Master Credit Card Trust,
1,755		Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,875
1,595		Series 2000-D, Class C, 8.40%, 09/15/09	1,601
46		Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	46
		WFS Financial Owner Trust,
718		Series 2003-2, Class A4, 2.41%, 12/20/10	716
500		Series 2003-4, Class A4, 3.15%, 05/20/11	495
		Total Asset-Backed Securities (Cost $22,616)	22,999
		Collateralized Mortgage Obligations — 46.1%
		Agency CMO — 38.8%
846		Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	849
		Federal Home Loan Mortgage Corp.,
96		Series 11, Class D, 9.50%, 07/15/19	101
2		Series 41, Class I, HB, 84.00%, 05/15/20	2
43		Series 46, Class B, 7.80%, 09/15/20	43
15		Series 47, Class F, 10.00%, 06/15/20	16
1		Series 85, Class C, 8.60%, 01/15/21	1
39		Series 99, Class Z, 9.50%, 01/15/21	41
161		Series 114, Class H, 6.95%, 01/15/21	161
—	(h)	Series 204, Class E, HB, IF, 819.84%, 05/15/23	1
12		Series 1079, Class S, IF, 15.73%, 05/15/21	14
16		Series 1084, Class F, FRN, 6.33%, 05/15/21	16
11		Series 1084, Class S, HB, IF, 21.04%, 05/15/21	11
78		Series 1144, Class KB, 8.50%, 09/15/21	78
—	(h)	Series 1172, Class L, HB, VAR, 1,182.96%, 11/15/21	1
1		Series 1196, Class B, HB, IF, 534.24%, 01/15/22	15
143		Series 1206, Class IA, 7.00%, 03/15/22	143
1,588		Series 1212, Class IZ, 8.00%, 02/15/22	1,591
96		Series 1250, Class J, 7.00%, 05/15/22	96
—	(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	—	(h)
254		Series 1343, Class LA, 8.00%, 08/15/22	272
96		Series 1404, Class FA, 4.50%, 11/15/07	95
17		Series 1465, Class SA, IF, IO, 3.63%, 02/15/08	—	(h)
1,134		Series 1466, Class PZ, 7.50%, 02/15/23	1,198
15		Series 1470, Class F, FRN, 5.40%, 02/15/23	15
455		Series 1491, Class I, 7.50%, 04/15/23	465
14		Series 1506, Class F, FRN, 6.05%, 05/15/08	14
2		Series 1506, Class S, IF, 9.67%, 05/15/08	2
33		Series 1506, Class SD, IF, IO, 3.13%, 05/15/08	—	(h)
766		Series 1512, Class J, 6.50%, 05/15/08	764
94		Series 1513, Class AG, FRN, 4.11%, 05/15/08	93
177		Series 1513, Class N, 6.50%, 05/15/08	177
459		Series 1518, Class G, IF, 3.76%, 05/15/23	444
431		Series 1541, Class O, FRN, 4.16%, 07/15/23	421
84		Series 1544, Class J, IF, 7.02%, 07/15/08	84
48		Series 1549, Class K, 8.50%, 07/15/08	48
871		Series 1558, Class D, 6.50%, 07/15/23	882
171		Series 1586, Class M, 5.00%, 09/15/08	170
38		Series 1600, Class SC, IF, 8.60%, 10/15/08	38
11		Series 1602, Class SA, IF, 5.28%, 10/15/23	11
73		Series 1604, Class SA, IF, 6.60%, 11/15/08	73
137		Series 1606, Class SC, IF, 9.18%, 11/15/08	139
3,021		Series 1607, Class H, 6.25%, 10/15/13	3,039
1,196		Series 1608, Class L, 6.50%, 09/15/23	1,242
1,432		Series 1609, Class LG, IF, 5.69%, 11/15/23	1,464
713		Series 1611, Class JA, FRN, 6.63%, 08/15/23	716
650		Series 1611, Class JB, IF, 2.72%, 08/15/23	633
2,842		Series 1624, Class KZ, 6.00%, 12/15/08	2,841
192		Series 1625, Class SD, IF, 8.51%, 12/15/08	195
8		Series 1665, Class FA, FRN, 4.27%, 06/15/23	8
16		Series 1671, Class L, 7.00%, 02/15/24	16

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
29	Series 1685, Class Z, 6.00%, 11/15/23	29
105	Series 1689, Class SD, IF, 8.97%, 10/15/23	105
307	Series 1698, Class SC, IF, 9.33%, 03/15/09	318
199	Series 1700, Class GA, PO, 02/15/24	185
1,595	Series 1706, Class K, 7.00%, 03/15/24	1,674
178	Series 1745, Class D, 7.50%, 08/15/24	178
505	Series 1798, Class F, 5.00%, 05/15/23	496
22	Series 1807, Class G, 9.00%, 10/15/20	23
125	Series 1900, Class T, PO, 08/15/08	125
2,010	Series 1927, Class PH, 7.50%, 01/15/27	2,090
75	Series 1967, Class PC, PO, 10/15/08	75
961	Series 1981, Class Z, 6.00%, 05/15/27	970
285	Series 1987, Class PE, 7.50%, 09/15/27	291
31	Series 2017, Class SE, IF, 7.98%, 12/15/08	32
816	Series 2025, Class PE, 6.30%, 01/15/13	825
148	Series 2033, Class SN, IF, IO, 11.69%, 03/15/24	55
410	Series 2038, Class PN, IO, 7.00%, 03/15/28	85
1,436	Series 2040, Class PE, 7.50%, 03/15/28	1,479
700	Series 2056, Class TD, 6.50%, 05/15/18	722
2,689	Series 2063, Class PG, 6.50%, 06/15/28	2,760
379	Series 2064, Class TE, 7.00%, 06/15/28	394
1,805	Series 2075, Class PH, 6.50%, 08/15/28	1,859
1,196	Series 2075, Class PM, 6.25%, 08/15/28	1,229
457	Series 2089, Class PJ, IO, 7.00%, 10/15/28	85
375	Series 2097, Class PV, 6.00%, 09/15/09	376
400	Series 2102, Class TC, 6.00%, 12/15/13	406
1,393	Series 2125, Class JZ, 6.00%, 02/15/29	1,418
174	Series 2163, Class PC, IO, 7.50%, 06/15/29	37
1,994	Series 2169, Class TB, 7.00%, 06/15/29	2,115
798	Series 2172, Class QC, 7.00%, 07/15/29	837
11	Series 2196, Class TL, 7.50%, 11/15/29	12
660	Series 2201, Class C, 8.00%, 11/15/29	691
1,070	Series 2210, Class Z, 8.00%, 01/15/30	1,119
489	Series 2224, Class CB, 8.00%, 03/15/30	505
716	Series 2256, Class MC, 7.25%, 09/15/30	746
1,071	Series 2259, Class ZM, 7.00%, 10/15/30	1,106
770	Series 2271, Class PC, 7.25%, 12/15/30	785
798	Series 2283, Class K, 6.50%, 12/15/23	840
532	Series 2296, Class PD, 7.00%, 03/15/31	550
33	Series 2299, Class G, 7.00%, 05/15/14	33
247	Series 2306, Class K, PO, 05/15/24	208
602	Series 2306, Class SE, IF, IO, 5.83%, 05/15/24	79
437	Series 2333, Class HC, 6.00%, 07/15/31	443
814	Series 2344, Class QG, 6.00%, 08/15/16	829
11,160	Series 2344, Class ZD, 6.50%, 08/15/31	11,484
1,381	Series 2344, Class ZJ, 6.50%, 08/15/31	1,427
1,191	Series 2345, Class NE, 6.50%, 08/15/31	1,225
1,305	Series 2345, Class PQ, 6.50%, 08/15/16	1,343
1,108	Series 2347, Class VP, 6.50%, 03/15/20	1,141
1,140	Series 2351, Class PZ, 6.50%, 08/15/31	1,181
6,975	Series 2353, Class TD, 6.00%, 09/15/16	7,140
974	Series 2355, Class BP, 6.00%, 09/15/16	994
1,075	Series 2360, Class PG, 6.00%, 09/15/16	1,095
338	Series 2362, Class PD, 6.50%, 06/15/20	340
200	Series 2362, Class PJ, 6.50%, 10/15/28	201
937	Series 2366, Class MD, 6.00%, 10/15/16	956
34	Series 2382, Class TL, IO, 6.50%, 02/15/31	1
1,687	Series 2391, Class QR, 5.50%, 12/15/16	1,702
1,560	Series 2391, Class VQ, 6.00%, 10/15/12	1,587
1,472	Series 2392, Class PV, 6.00%, 12/15/20	1,480
458	Series 2410, Class HC, 5.50%, 02/15/09	457
1,035	Series 2410, Class NG, 6.50%, 02/15/32	1,079
1,229	Series 2410, Class OE, 6.38%, 02/15/32	1,262
3,204	Series 2410, Class QS, IF, 5.67%, 02/15/32	3,250
467	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	47
259	Series 2412, Class SE, IF, 5.02%, 02/15/09	258
1,595	Series 2412, Class SP, IF, 5.46%, 02/15/32	1,599
547	Series 2423, Class MC, 7.00%, 03/15/32	570
1,051	Series 2423, Class MT, 7.00%, 03/15/32	1,095
4,200	Series 2434, Class TC, 7.00%, 04/15/32	4,382
957	Series 2435, Class CJ, 6.50%, 04/15/32	1,004
1,595	Series 2435, Class VH, 6.00%, 07/15/19	1,635
1,196	Series 2441, Class GF, 6.50%, 04/15/32	1,255
1,245	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	104
1,364	Series 2450, Class GZ, 7.00%, 05/15/32	1,414
498	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	41
2,109	Series 2460, Class VZ, 6.00%, 11/15/29	2,142
3,988	Series 2466, Class DH, 6.50%, 06/15/32	4,159
3,988	Series 2466, Class PG, 6.50%, 04/15/32	4,142
1,595	Series 2474, Class NR, 6.50%, 07/15/32	1,667
2,147	Series 2484, Class LZ, 6.50%, 07/15/32	2,273
2,517	Series 2498, Class UD, 5.50%, 06/15/16	2,518
999	Series 2500, Class GD, 5.50%, 12/15/15	998
2,393	Series 2500, Class MC, 6.00%, 09/15/32	2,437
1,707	Series 2500, Class TD, 5.50%, 02/15/16	1,706
2,393	Series 2512, Class PG, 5.50%, 10/15/22	2,375
710	Series 2513, Class YO, PO, 02/15/32	623
2,393	Series 2515, Class DE, 4.00%, 03/15/32	2,263
246	Series 2519, Class BT, 8.50%, 09/15/31	264

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   67

JPMorgan Intermediate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
1,625		Series 2527, Class VU, 5.50%, 10/15/13	1,637
1,196		Series 2535, Class BK, 5.50%, 12/15/22	1,208
1,675		Series 2537, Class TE, 5.50%, 12/15/17	1,696
2,662		Series 2543, Class YX, 6.00%, 12/15/32	2,723
2,228		Series 2557, Class WJ, 5.00%, 07/15/14	2,219
1,800		Series 2565, Class MB, 6.00%, 05/15/30	1,824
3,190		Series 2575, Class ME, 6.00%, 02/15/33	3,260
1,188		Series 2586, Class WI, IO, 6.50%, 03/15/33	256
4,006		Series 2594, Class VA, 6.00%, 03/15/14	4,066
1,713		Series 2594, Class VP, 6.00%, 02/15/14	1,736
1,595		Series 2594, Class VQ, 6.00%, 08/15/20	1,625
2,838		Series 2597, Class AD, 6.50%, 03/15/32	2,985
2,900		Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	185
6,181		Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	309
6,623		Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	380
3,994		Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	249
1,595		Series 2617, Class GR, 4.50%, 05/15/18	1,525
1,198		Series 2619, Class IM, IO, 5.00%, 10/15/21	157
1,000		Series 2628, Class WA, 4.00%, 07/15/28	956
962		Series 2630, Class KN, 2.50%, 04/15/13	941
798		Series 2631, Class LC, 4.50%, 06/15/18	764
798		Series 2640, Class VE, 3.25%, 07/15/22	687
338		Series 2643, Class HI, IO, 4.50%, 12/15/16	29
1,874		Series 2651, Class VZ, 4.50%, 07/15/18	1,786
764		Series 2656, Class SH, IF, 5.64%, 02/15/25	757
1,136		Series 2668, Class SB, IF, 2.47%, 10/15/15	1,058
798		Series 2672, Class ME, 5.00%, 11/15/22	784
1,994		Series 2675, Class CK, 4.00%, 09/15/18	1,842
1,421		Series 2682, Class YS, IF, 1.02%, 10/15/33	971
2,000		Series 2684, Class PO, PO, 01/15/33	1,293
957		Series 2684, Class TO, PO, 10/15/33	544
798		Series 2686, Class GB, 5.00%, 05/15/20	795
589		Series 2691, Class WS, IF, 1.02%, 10/15/33	416
1,000		Series 2695, Class DE, 4.00%, 01/15/17	957
859		Series 2705, Class SC, IF, 1.02%, 11/15/33	623
859		Series 2705, Class SD, IF, 2.16%, 11/15/33	655
5,822		Series 2727, Class BS, IF, 1.10%, 01/15/34	3,839
89		Series 2727, Class PO, PO, 01/15/34	57
54		Series 2733, Class GF, FRN, 0.00%, 09/15/33	51
344		Series 2739, Class S, IF, 1.36%, 01/15/34	251
589		Series 2744, Class FE, FRN, 0.00%, 02/15/34	460
1,595		Series 2744, Class PC, 5.50%, 01/15/31	1,599
1,991		Series 2744, Class PD, 5.50%, 08/15/33	2,017
1,595		Series 2744, Class TU, 5.50%, 05/15/32	1,597
838		Series 2749, Class PK, IO, 5.00%, 09/15/22	29
676		Series 2753, Class S, IF, 1.36%, 02/15/34	453
484		Series 2755, Class SA, IF, 3.56%, 05/15/30	462
233		Series 2769, Class PO, PO, 03/15/34	142
1,519		Series 2776, Class SK, IF, 1.10%, 04/15/34	1,061
591		Series 2846, Class PO, PO, 08/15/34	458
1,000		Series 3047, Class OB, 5.50%, 12/15/33	1,014
937		Series 3117, Class EO, PO, 02/15/36	716
297		Series 3134, Class PO, PO, 03/15/36	229
966		Series 3138, Class PO, PO, 04/15/36	733
971		Series 3150, Class PO, PO, 05/15/36	748
561		Series 3158, Class LX, FRN, 0.00%, 05/15/36	463
600		Series 3179, Class OA, PO, 07/15/36	464
825		Series 3189, Class SN, IF, 0.79%, 11/15/35	787
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
389		Series T-41, Class 3A, 7.50%, 07/25/32	404
335		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	345
3,205		Series T-54, Class 2A, 6.50%, 02/25/43	3,277
1,115		Series T-54, Class 3A, 7.00%, 02/25/43	1,151
295		Series T-58, Class A, PO, 09/25/43	252
743		Federal Home Loan Mortgage Corp. — Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	760
		Federal National Mortgage Association,
27		Series 1988-7, Class Z, 9.25%, 04/25/18	29
125		Series 1989-70, Class G, 8.00%, 10/25/19	134
51		Series 1989-78, Class H, 9.40%, 11/25/19	56
42		Series 1989-83, Class H, 8.50%, 11/25/19	45
40		Series 1989-89, Class H, 9.00%, 11/25/19	44
15		Series 1990-1, Class D, 8.80%, 01/25/20	16
24		Series 1990-7, Class B, 8.50%, 01/25/20	26
24		Series 1990-60, Class K, 5.50%, 06/25/20	25
22		Series 1990-63, Class H, 9.50%, 06/25/20	24
24		Series 1990-93, Class G, 5.50%, 08/25/20	24
—	(h)	Series 1990-94, Class H, HB, 504.00%, 08/25/20	3
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	6
109		Series 1990-102, Class J, 6.50%, 08/25/20	112
49		Series 1990-120, Class H, 9.00%, 10/25/20	54
10		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	11
1		Series 1990-140, Class K, HB, 651.84%, 12/25/20	9
—	(h)	Series 1991-7, Class K, HB, 907.20%, 02/25/21	1
72		Series 1991-42, Class S, IF, 8.32%, 05/25/21	77

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
81	Series 1992-33, Class F, FRN, 4.30%, 03/25/22	80
2	Series 1992-44, Class K, 7.25%, 04/25/07	2
61	Series 1992-143, Class MA, 5.50%, 09/25/22	62
221	Series 1993-18, Class PK, 6.50%, 02/25/08	221
437	Series 1993-25, Class J, 7.50%, 03/25/23	463
2,778	Series 1993-37, Class PX, 7.00%, 03/25/23	2,899
6	Series 1993-41, Class PH, 6.00%, 03/25/23	6
956	Series 1993-54, Class Z, 7.00%, 04/25/23	1,000
201	Series 1993-62, Class SA, IF, 10.28%, 04/25/23	241
22	Series 1993-72, Class F, FRN, 5.30%, 05/25/08	22
260	Series 1993-122, Class M, 6.50%, 07/25/23	267
95	Series 1993-165, Class SD, IF, 5.53%, 09/25/23	95
18	Series 1993-170, Class SE, IF, 9.36%, 09/25/08	18
39	Series 1993-175, Class SA, IF, 11.64%, 09/25/08	40
400	Series 1993-178, Class PK, 6.50%, 09/25/23	414
3,988	Series 1993-183, Class KA, 6.50%, 10/25/23	4,212
3,151	Series 1993-189, Class PL, 6.50%, 10/25/23	3,272
256	Series 1993-190, Class S, IF, 6.60%, 10/25/08	258
50	Series 1993-196, Class FA, FRN, 5.30%, 10/25/08	50
434	Series 1993-225, Class SG, IF, 4.90%, 12/25/13	440
678	Series 1993-247, Class SA, IF, 11.54%, 12/25/23	791
1,541	Series 1993-250, Class Z, 7.00%, 12/25/23	1,592
2,779	Series 1993-257, Class C, PO, 06/25/23	2,495
39	Series 1994-9, Class E, PO, 11/25/23	33
166	Series 1994-12, Class FC, FRN, 5.45%, 01/25/09	166
23	Series 1994-13, Class SK, IF, 8.81%, 02/25/09	24
160	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	8
41	Series 1994-20, Class Z, 6.50%, 02/25/09	41
497	Series 1994-34, Class DZ, 6.00%, 03/25/09	498
351	Series 1994-40, Class VC, 6.50%, 02/25/10	351
253	Series 1994-55, Class G, 6.75%, 12/25/23	253
1,768	Series 1996-14, Class SE, IF, IO, 5.92%, 08/25/23	318
51	Series 1996-20, Class L, PO, 09/25/08	49
121	Series 1996-24, Class E, PO, 03/25/09	115
91	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	92
363	Series 1996-32, Class PH, 7.00%, 01/25/26	364
135	Series 1996-39, Class J, PO, 09/25/08	130
169	Series 1996-59, Class J, 6.50%, 08/25/22	174
1,153	Series 1996-59, Class K, 6.50%, 07/25/23	1,174
873	Series 1997-20, Class IB, IF, IO, 1.84%, 03/25/27	47
965	Series 1997-20, Class IO, IF, IO, 1.84%, 03/25/27	53
409	Series 1997-27, Class J, 7.50%, 04/18/27	434
354	Series 1997-29, Class J, 7.50%, 04/20/27	373
719	Series 1997-39, Class PD, 7.50%, 05/20/27	753
333	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	73
53	Series 1998-4, Class C, PO, 04/25/23	45
136	Series 1998-27, Class B, PO, 12/25/08	130
692	Series 1998-36, Class ZB, 6.00%, 07/18/28	704
1,982	Series 2000-2, Class ZE, 7.50%, 02/25/30	2,096
988	Series 2001-4, Class PC, 7.00%, 03/25/21	1,033
1,654	Series 2001-5, Class OW, 6.00%, 03/25/16	1,679
2,733	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	546
2,088	Series 2001-36, Class DE, 7.00%, 08/25/31	2,159
500	Series 2001-44, Class PD, 7.00%, 09/25/31	523
1,823	Series 2001-48, Class Z, 6.50%, 09/25/21	1,906
555	Series 2001-49, Class Z, 6.50%, 09/25/31	575
1,743	Series 2001-50, Class VB, 6.50%, 12/25/16	1,744
1,148	Series 2001-52, Class XM, 6.50%, 11/25/10	1,165
2,791	Series 2001-61, Class VB, 7.00%, 12/25/16	2,821
1,119	Series 2001-61, Class VQ, 6.50%, 08/25/15	1,120
1,060	Series 2001-71, Class GU, 6.00%, 05/25/14	1,064
1,924	Series 2001-71, Class MB, 6.00%, 12/25/16	1,962
2,482	Series 2001-71, Class QE, 6.00%, 12/25/16	2,529
11,246	Series 2001-74, Class MB, 6.00%, 12/25/16	11,599
329	Series 2001-78, Class VB, 6.00%, 12/25/15	328
1,313	Series 2001-80, Class PE, 6.00%, 07/25/29	1,330
478	Series 2001-81, Class LO, PO, 01/25/32	382
1,261	Series 2002-1, Class HC, 6.50%, 02/25/22	1,302
474	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	515
1,108	Series 2002-2, Class UC, 6.00%, 02/25/17	1,122
2,393	Series 2002-3, Class OG, 6.00%, 02/25/17	2,440
475	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	473
4,865	Series 2002-18, Class PC, 5.50%, 04/25/17	4,923
1,544	Series 2002-21, Class PE, 6.50%, 04/25/32	1,600
1,595	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,640
1,450	Series 2002-28, Class PK, 6.50%, 05/25/32	1,506
1,987	Series 2002-37, Class Z, 6.50%, 06/25/32	2,039
3,190	Series 2002-56, Class UC, 5.50%, 09/25/17	3,225
2,012	Series 2002-59, Class AC, 6.00%, 03/25/28	2,020
896	Series 2002-59, Class VB, 6.50%, 04/25/32	897
4,008	Series 2002-61, Class PE, 5.50%, 05/25/16	4,003
3,190	Series 2002-74, Class LD, 5.00%, 01/25/16	3,172
3,988	Series 2002-74, Class PD, 5.00%, 11/25/15	3,967
6,460	Series 2002-74, Class VB, 6.00%, 11/25/31	6,496

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   69

JPMorgan Intermediate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
1,743		Series 2002-84, Class VB, 5.50%, 04/25/15	1,760
332		Series 2002-91, Class UH, IO, 5.50%, 06/25/22	52
1,595		Series 2002-94, Class BK, 5.50%, 01/25/18	1,614
2,027		Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	72
798		Series 2003-22, Class UD, 4.00%, 04/25/33	668
640		Series 2003-34, Class GB, 6.00%, 03/25/33	655
1,199		Series 2003-34, Class GE, 6.00%, 05/25/33	1,234
360		Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	80
1,595		Series 2003-47, Class PE, 5.75%, 06/25/33	1,608
753		Series 2003-52, Class SX, IF, 6.99%, 10/25/31	784
664		Series 2003-64, Class SX, IF, 0.45%, 07/25/33	451
1,539		Series 2003-71, Class DS, IF, 0.38%, 08/25/33	1,077
5,962		Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	461
1,595		Series 2003-83, Class PG, 5.00%, 06/25/23	1,565
491		Series 2003-91, Class SD, IF, 3.63%, 09/25/33	454
1,196		Series 2003-106, Class US, IF, 1.10%, 11/25/23	812
4,001		Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	283
2,161		Series 2003-117, Class JB, 3.50%, 06/25/33	1,957
798		Series 2003-128, Class KE, 4.50%, 01/25/14	785
1,258		Series 2003-130, Class SX, IF, 3.54%, 01/25/34	1,201
1,638		Series 2004-10, Class SC, IF, 7.32%, 02/25/34	1,768
1,193		Series 2004-14, Class SD, IF, 1.10%, 03/25/34	852
1,000		Series 2004-21, Class AE, 4.00%, 04/25/19	913
250		Series 2004-21, Class CO, PO, 04/25/34	147
1,595		Series 2004-25, Class PC, 5.50%, 01/25/34	1,606
1,166		Series 2004-25, Class SA, IF, 4.90%, 04/25/34	1,155
1,037		Series 2004-36, Class PC, 5.50%, 02/25/34	1,039
1,739		Series 2004-36, Class SA, IF, 4.90%, 05/25/34	1,716
1,131		Series 2004-76, Class CL, 4.00%, 10/25/19	1,042
738		Series 2005-52, Class PA, 6.50%, 06/25/35	767
2,000		Series 2005-68, Class PG, 5.50%, 08/25/35	2,019
2,500		Series 2005-84, Class XM, 5.75%, 10/25/35	2,546
2,620		Series 2005-110, Class GJ, 5.50%, 11/25/30	2,641
923		Series 2006-22, Class AO, PO, 04/25/36	687
1,001		Series 2006-59, Class QO, PO, 01/25/33	781
924		Series 2006-65, Class QO, PO, 07/25/36	734
1,500		Series 2006-77, Class PC, 6.50%, 08/25/36	1,591
1,928		Series 2006-110, Class PO, PO, 11/25/36	1,384
36		Series G-14, Class L, 8.50%, 06/25/21	38
180		Series G-18, Class Z, 8.75%, 06/25/21	195
59		Series G-22, Class G, 6.00%, 12/25/16	60
132		Series G-35, Class M, 8.75%, 10/25/21	144
—	(h)	Series G92-27, Class SQ, IF, HB, 5,278.56%, 05/25/22	25
551		Series G92-35, Class E, 7.50%, 07/25/22	581
32		Series G92-42, Class Z, 7.00%, 07/25/22	34
793		Series G92-44, Class ZQ, 8.00%, 07/25/22	843
585		Series G92-54, Class ZQ, 7.50%, 09/25/22	621
126		Series G93-5, Class Z, 6.50%, 02/25/23	129
131		Series G95-1, Class C, 8.80%, 01/25/25	144
		Federal National Mortgage Association STRIPS,
6		Series 50, Class 2, IO, 10.50%, 03/01/19	2
45		Series 218, Class 2, IO, 7.50%, 04/01/23	10
581		Series 329, Class 1, PO, 12/01/32	448
1,276		Series 340, Class 1, PO, 09/01/33	943
		Federal National Mortgage Association Whole Loan,
1,126		Series 2002-W5, Class A7, 6.25%, 08/25/30	1,127
364		Series 2002-W5, Class A10, IF, IO, 2.78%, 11/25/30	16
1,538		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,570
435		Series 2003-W4, Class 2A, 6.50%, 10/25/42	444
106		Series 2003-W8, Class 1A3, 4.75%, 12/25/42	105
1,356		Series 2004-W2, Class 2A2, 7.00%, 02/25/44	1,408
		Government National Mortgage Association,
447		Series 1994-3, Class PQ, 7.49%, 07/16/24	468
1,576		Series 1994-4, Class KQ, 7.99%, 07/16/24	1,656
2,393		Series 1994-7, Class PQ, 6.50%, 10/16/24	2,509
611		Series 1995-3, Class DQ, 8.05%, 06/16/25	657
171		Series 1995-7, Class CQ, 7.50%, 09/16/25	179
1,309		Series 1996-16, Class E, 7.50%, 08/16/26	1,360
270		Series 1998-26, Class K, 7.50%, 09/17/25	284
4,356		Series 1999-4, Class ZB, 6.00%, 02/20/29	4,425
3,945		Series 1999-10, Class ZC, 6.50%, 04/20/29	4,047
598		Series 1999-30, Class S, IF, IO, 3.28%, 08/16/29	47
468		Series 1999-41, Class Z, 8.00%, 11/16/29	491
356		Series 1999-44, Class PC, 7.50%, 12/20/29	373
810		Series 2000-6, Class Z, 7.50%, 02/20/30	847
103		Series 2000-9, Class PB, 7.50%, 06/16/26	103
141		Series 2000-9, Class Z, 8.00%, 06/20/30	150
3,175		Series 2000-9, Class ZJ, 8.50%, 02/16/30	3,445
1,345		Series 2000-14, Class PD, 7.00%, 02/16/30	1,399
385		Series 2000-16, Class ZN, 7.50%, 02/16/30	405
2,041		Series 2000-37, Class B, 8.00%, 12/20/30	2,124
168		Series 2000-38, Class AH, 7.15%, 12/20/30	171

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,293	Series 2001-7, Class PK, 6.50%, 03/20/31	1,334
71	Series 2001-32, Class WA, IF, 6.83%, 07/20/31	74
1,595	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,642
483	Series 2002-7, Class PG, 6.50%, 01/20/32	498
713	Series 2002-31, Class S, IF, IO, 3.38%, 01/16/31	77
1,595	Series 2002-40, Class UK, 6.50%, 06/20/32	1,671
7,950	Series 2002-45, Class QE, 6.50%, 06/20/32	8,295
1,595	Series 2002-47, Class PG, 6.50%, 07/16/32	1,668
1,595	Series 2002-47, Class PY, 6.00%, 07/20/32	1,630
2,196	Series 2002-47, Class ZA, 6.50%, 07/20/32	2,270
175	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	193
1,053	Series 2002-54, Class GB, 6.50%, 08/20/32	1,094
1,126	Series 2002-67, Class VA, 6.00%, 03/20/13	1,124
548	Series 2002-79, Class KV, 6.00%, 11/20/13	557
55	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	—	(h)
5,130	Series 2002-88, Class VA, 6.00%, 12/20/17	5,223
1,441	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	222
1,104	Series 2003-4, Class NY, 5.50%, 12/20/13	1,116
371	Series 2003-24, Class PO, PO, 03/16/33	302
1,196	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,284
1,409	Series 2003-52, Class AP, PO, 06/16/33	1,132
480	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	7
294	Series 2004-28, Class S, IF, 5.03%, 04/16/34	292
631	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	604
	Vendee Mortgage Trust,
2,241	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	2,274
3,441	Series 1996-1, Class 1Z, 6.75%, 02/15/26	3,588
1,152	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,196
4,722	Series 1997-1, Class 2Z, 7.50%, 02/15/27	4,988
1,173	Series 1998-1, Class 2E, 7.00%, 09/15/27	1,212
		420,485
	Non-Agency CMO — 7.3%
1,500	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	1,461
373	Banc of America Alternative Loan Trust, Series 2003-11, PO, 01/25/34	297
	Banc of America Funding Corp.,
493	Series 2004-1, PO, 03/25/34	380
363	Series 2005-7, Class 30, PO, 11/25/35	257
1,848	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	1,830
	Banc of America Mortgage Securities,
372	Series 2003-8, Class A, PO, 11/25/33	278
937	Series 2004-1, Class A, PO, 02/25/34	754
656	Series 2004-6, Class A, PO, 07/25/34	450
955	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	948
	Bear Stearns Adjustable Rate Mortgage Trust,
443	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	442
1,830	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36	1,800
234	BHN II Mortgage Fund, Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	6
861	Cendant Mortgage Corp., Series 2004-1, Class P, PO, 02/25/34	663
	Citicorp Mortgage Securities, Inc.,
2,594	Series 2004-1, Class 3A1, 4.75%, 01/25/34	2,554
1,511	Series 2004-5, Class 2A5, 4.50%, 08/25/34	1,474
	Citigroup Mortgage Loan Trust, Inc.,
878	Series 2003-UP3, Class A3, 7.00%, 09/25/33	891
339	Series 2003-UST1, Class 1, PO, 12/25/18	271
252	Series 2003-UST1, Class 3, PO, 12/25/18	206
1,823	Series 2003-UST1, Class A1, 5.50%, 12/25/18	1,814
573	Series 2005-1, Class 2A1A, VAR, 4.70%, 04/25/35	578
	Countrywide Alternative Loan Trust,
4,234	Series 2002-8, Class A4, 6.50%, 07/25/32	4,210
2,506	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	2,385
1,300	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	1,292
	Countrywide Home Loan Mortgage Pass-Through Trust,
3,364	Series 2003-26, Class 1A6, 3.50%, 08/25/33	3,006
1,704	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	1,564
632	Series 2003-J13, Class PO, PO, 01/25/34	498
443	Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	437
1,905	Series 2005-22, Class 2A1, FRN, 5.28%, 11/25/35	1,903
613	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	460
164	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A, 7.50%, 06/25/20 (e)	164
638	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	519
	First Horizon Asset Securities, Inc.,
1,952	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	1,936
2,807	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	2,797

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   71

JPMorgan Intermediate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Non-Agency CMO — Continued
798		Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	797
1,394		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.74%, 08/25/35	21
1,870		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	1,837
		MASTR Alternative Loans Trust,
615		Series 2003-9, Class 8A1, 6.00%, 01/25/34	623
324		Series 2004-7, Class 30, PO, 08/25/34	247
863		Series 2004-10, Class 1A1, 4.50%, 09/25/19	831
		MASTR Asset Securitization Trust,
550		Series 2003-4, Class 2A2, 5.00%, 05/25/18	546
587		Series 2004-8, PO, 08/25/19	461
2,109		MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	1,473
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 7,593.60%, 04/20/21	2
638		MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	640
		Nomura Asset Acceptance Corp.,
1,074		Series 2003-A1, Class A1, 5.50%, 05/25/33	1,068
842		Series 2003-A1, Class A2, 6.00%, 05/25/33	838
132		Series 2003-A1, Class A5, 7.00%, 04/25/33	132
725		Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	740
1		Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	1
		Residential Accredit Loans, Inc.,
5,988		Series 2002-QS8, Class A5, 6.25%, 06/25/17	5,969
1,071		Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	1,066
1,219		Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	1,195
2,187		Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	154
5,289		Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	390
1,721		Series 2003-QS14, Class A1, 5.00%, 07/25/18	1,689
798		Series 2004-QS8, Class A2, 5.00%, 06/25/34	792
		Residential Funding Mortgage Securities I,
2,313		Series 2003-S7, Class A17, 4.00%, 05/25/33	2,185
798		Series 2003-S12, Class 4A5, 4.50%, 12/25/32	762
1,706		Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	1,713
21		Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	21
302		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class 1, PO, 12/25/18	245
90		Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	90
1,000		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	997
427		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	335
		Washington Mutual, Inc.,
1,196		Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,162
443		Series 2003-S10, Class A6, PO, 10/25/18	317
905		Series 2004-S3, Class 2A3, IF, 4.21%, 07/25/34	888
		Wells Fargo Mortgage Backed Securities Trust,
670		Series 2003-11, Class 1A, PO, 10/25/18	533
1,595		Series 2003-13, Class A7, 4.50%, 11/25/18	1,514
702		Series 2003-17, Class 2A4, 5.50%, 01/25/34	693
1,153		Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,133
1,994		Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,941
3,527		Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	3,485
1,115		Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	1,108
			79,159
		Total Collateralized Mortgage Obligations (Cost $506,880)	499,644
		Commercial Mortgage-Backed Securities — 1.5%
2,200		Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	2,203
		Bear Stearns Commercial Mortgage Securities,
222		Series 2000-WF1, Class A1, 7.64%, 02/15/32	226
830		Series 2004-T16, Class A2, 3.70%, 02/13/46	812
1,100		Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	1,081
1,420		Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	1,448
986		Series 2006-PW14, Class A1, 5.04%, 12/11/38	984
1,215		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	1,234
500		DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	519
239		Merrill Lynch Mortgage Investors, Inc., Series 1997-C2, Class A2, 6.54%, 12/10/29	240
1,850		Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	1,801

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.43%, 02/12/39	1,017
	Morgan Stanley Capital I,
1,176	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	1,179
475	Series 2006-T23, Class A1, 5.68%, 08/12/41	482
3,190	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	3,102
	Total Commercial Mortgage-Backed Securities (Cost $16,495)	16,328
	Corporate Bonds — 22.4%
	Aerospace & Defense — 0.2%
1,100	Northrop Grumman Corp., 7.13%, 02/15/11	1,180
828	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	859
		2,039
	Air Freight & Logistics — 0.3%
3,143	FedEx Corp., 6.72%, 01/15/22	3,403
	Airlines — 0.3%
419	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09 (c)	434
	Continental Airlines, Inc.,
184	Series 1999-2, Class A1, 7.26%, 03/15/20	197
798	Series 1999-2, Class A2, 7.06%, 09/15/09	820
1,295	United Airlines, Inc., Series 2001-1, 6.07%, 03/01/13 (c)	1,305
		2,756
	Automobiles — 0.4%
	DaimlerChrysler N.A. Holding Corp.,
1,595	4.75%, 01/15/08	1,586
2,791	7.20%, 09/01/09	2,912
		4,498
	Capital Markets — 3.9%
	Credit Suisse USA, Inc.,
439	4.70%, 06/01/09 (c)	436
1,595	5.50%, 08/15/13 (c)	1,625
6,460	6.13%, 11/15/11	6,742
	Goldman Sachs Group, Inc.,
1,061	3.88%, 01/15/09	1,040
598	4.75%, 07/15/13	581
1,000	5.15%, 01/15/14	990
1,675	5.25%, 10/15/13	1,674
1,914	6.60%, 01/15/12	2,032
4,387	6.88%, 01/15/11	4,655
399	7.35%, 10/01/09	421
	Lehman Brothers Holdings, Inc.,
798	4.00%, 01/22/08 (c)	789
1,795	6.63%, 01/18/12	1,905
900	Series G, 4.80%, 03/13/14 (c)	872
	Merrill Lynch & Co., Inc.,
1,398	5.45%, 07/15/14	1,414
798	Series B, 3.13%, 07/15/08	775
595	Series B, 3.70%, 04/21/08	586
1,196	Series C, 4.13%, 01/15/09	1,176
700	Series C, 5.00%, 01/15/15 (c)	687
	Morgan Stanley,
957	4.25%, 05/15/10 (c)	934
578	4.75%, 04/01/14 (c)	554
4,466	6.60%, 04/01/12	4,759
4,885	6.75%, 04/15/11	5,184
2,393	State Street Corp., 7.65%, 06/15/10	2,572
		42,403
	Chemicals — 0.2%
	Dow Chemical Co. (The),
200	6.00%, 10/01/12	205
1,196	6.13%, 02/01/11	1,225
400	Monsanto Co., 7.38%, 08/15/12	440
		1,870
	Commercial Banks — 2.4%
598	Branch Banking & Trust Co., 4.88%, 01/15/13	589
1,100	Fifth Third Bancorp, 5.45%, 01/15/17 (c)	1,105
3,988	Firstar Bank NA, 7.13%, 12/01/09	4,198
1,595	Keycorp, Series G, 4.70%, 05/21/09	1,575
917	Mellon Funding Corp., 3.25%, 04/01/09	882
798	Popular North America, Inc., 4.25%, 04/01/08	787
1,495	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,461
901	SunTrust Bank, 6.38%, 04/01/11	945
3,988	U.S. Bank N.A., 6.50%, 02/01/08	4,017
798	Wachovia Bank N.A., 7.80%, 08/18/10	860
	Wachovia Corp.,
2,791	3.50%, 08/15/08	2,726
1,712	3.63%, 02/17/09 (c)	1,666
	Wells Fargo & Co.,
1,784	3.13%, 04/01/09	1,719
700	5.00%, 11/15/14	686
	Wells Fargo Bank N.A.,
319	6.45%, 02/01/11	335
2,472	7.55%, 06/21/10	2,654

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   73

JPMorgan Intermediate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
		26,205
	Communications Equipment — 0.0% (g)
400	Cisco Systems, Inc., 5.50%, 02/22/16	407
	Computers & Peripherals — 0.1%
1,117	International Business Machines Corp., 5.39%, 01/22/09	1,122
	Consumer Finance — 1.9%
1,595	American Express Credit Corp., 3.00%, 05/16/08	1,556
	American General Finance Corp.,
518	Series H, 4.50%, 11/15/07 (c)	516
359	Series H, 5.38%, 10/01/12 (c)	363
279	Capital One Bank, 5.75%, 09/15/10	285
	HSBC Finance Corp.,
798	4.75%, 05/15/09	794
500	5.25%, 01/15/14	500
5,583	5.88%, 02/01/09	5,674
798	6.38%, 11/27/12	847
798	6.50%, 11/15/08	817
1,783	6.75%, 05/15/11	1,893
2,752	8.00%, 07/15/10	3,001
	International Lease Finance Corp.,
698	4.50%, 05/01/08	691
598	5.88%, 05/01/13 (c)	618
	SLM Corp.,
850	4.00%, 01/15/10	826
1,037	Series A, 5.38%, 01/15/13	1,045
798	Toyota Motor Credit Corp., 2.88%, 08/01/08	773
798	Washington Mutual Financial Corp., 6.88%, 05/15/11	853
		21,052
	Diversified Financial Services — 5.1%
4,367	Associates Corp. of North America, 8.15%, 08/01/09	4,674
	Bank of America Corp.,
2,393	3.88%, 01/15/08	2,364
500	5.25%, 12/01/15 (c)	500
1,595	7.40%, 01/15/11	1,726
5,580	7.80%, 02/15/10	6,002
4,785	Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09 (c)	4,619
	Caterpillar Financial Services Corp.,
300	5.50%, 03/15/16	304
320	Series F, 3.45%, 01/15/09	311
650	CIT Group, Inc., 7.75%, 04/02/12 (c)	722
	Citigroup, Inc.,
479	3.50%, 02/01/08	472
798	4.25%, 07/29/09 (c)	784
500	4.70%, 05/29/15 (c)	485
1,994	5.63%, 08/27/12	2,043
319	6.20%, 03/15/09	326
	General Electric Capital Corp.,
1,795	Series A, 3.50%, 05/01/08	1,762
1,675	Series A, 4.25%, 01/15/08	1,663
1,096	Series A, 4.63%, 09/15/09 (c)	1,088
2,791	Series A, 5.38%, 03/15/07	2,791
4,103	Series A, 5.88%, 02/15/12 (c)	4,249
4,785	Series A, 6.00%, 06/15/12	4,987
2,034	Series A, 6.13%, 02/22/11	2,112
	John Hancock Global Funding II,
957	3.50%, 01/30/09 (e)	928
957	7.90%, 07/02/10 (e)	1,037
1,595	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	1,529
	New York Life Global Funding,
877	3.88%, 01/15/09 (e)	858
1,994	5.38%, 09/15/13 (e)	2,024
	Principal Life Global Funding I,
798	2.80%, 06/26/08 (e)	773
3,015	6.25%, 02/15/12 (e)	3,162
815	Textron Financial Corp., 5.13%, 02/03/11	815
		55,110
	Diversified Telecommunication Services — 2.0%
558	Ameritech Capital Funding Corp., 6.15%, 01/15/08	562
500	BellSouth Corp., 5.20%, 09/15/14	495
768	BellSouth Telecommunications, Inc., 6.30%, 12/15/15 (c)	794
3,270	British Telecommunications plc (United Kingdom), 8.63%, 12/15/10	3,664
2,313	France Telecom S.A. (France), 7.75%, 03/01/11 (c)	2,530
694	New York Telephone Co., 6.00%, 04/15/08	699
2,233	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	2,373
182	Nynex Corp., 9.55%, 05/01/10	197
	Sprint Capital Corp.,
319	7.63%, 01/30/11	344
718	8.38%, 03/15/12	805

SEE NOTES TO FINANCIAL STATEMENTS.

74   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — Continued
700	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13	681
1,117	TELUS Corp. (Canada), 8.00%, 06/01/11 (c)	1,227
798	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	822
4,187	Verizon Global Funding Corp., 7.25%, 12/01/10	4,483
1,595	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	1,523
		21,199
	Electric Utilities — 0.4%
319	Alabama Power Co., 4.70%, 12/01/10	315
917	Carolina Power & Light Co., 5.13%, 09/15/13	911
550	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	559
1,595	Exelon Generation Co. LLC, 6.95%, 06/15/11	1,690
199	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	194
869	PSEG Power LLC, 7.75%, 04/15/11	947
		4,616
	Electronic Equipment & Instruments — 0.0% (g)
120	Arrow Electronics, Inc., 6.88%, 07/01/13	126
	Food & Staples Retailing — 0.1%
1,196	Kroger Co. (The), 8.05%, 02/01/10	1,285
	Gas Utilities — 0.2%
3,230	Enron Corp., 6.75%, 07/01/05 (d) (f)	—	(h)
638	KeySpan Gas East Corp., 7.88%, 02/01/10	685
1,037	Southern California Gas Co., 4.80%, 10/01/12	1,019
265	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13 (c)	248
		1,952
	Independent Power Producers & Energy Traders — 0.2%
2,153	Constellation Energy Group, Inc., 6.35%, 04/01/07	2,154
	Industrial Conglomerates — 0.2%
	Tyco International Group S.A. (Bermuda),
598	6.38%, 10/15/11	633
997	6.75%, 02/15/11	1,065
		1,698
	Insurance — 1.3%
1,515	American International Group, Inc., 4.25%, 05/15/13	1,446
2,393	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	2,367
1,795	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	1,763
1,595	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,661
873	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	882
1,755	Monumental Global Funding II, 4.38%, 07/30/09 (e)	1,725
479	Nationwide Financial Services, 6.25%, 11/15/11	499
917	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	897
	Protective Life Secured Trust,
853	4.00%, 10/07/09	829
1,595	4.00%, 04/01/11	1,534
299	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14 (c)	297
		13,900
	Media — 0.9%
418	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	483
2,951	Comcast Cable Holdings LLC, 9.80%, 02/01/12	3,513
	Comcast Corp.,
479	5.50%, 03/15/11	485
200	5.90%, 03/15/16	206
718	COX Communications, Inc., 7.75%, 11/01/10	778
	Historic TW, Inc.,
1,117	7.48%, 01/15/08	1,135
1,695	8.18%, 08/15/07	1,713
877	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	1,054
		9,367
	Metals & Mining — 0.1%
805	Alcoa, Inc., 5.55%, 02/01/17	815
	Multi-Utilities — 0.5%
1,276	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	1,338
798	DTE Energy Co., Series A, 6.65%, 04/15/09	821
	Duke Energy Corp.,
1,795	4.20%, 10/01/08 (c)	1,770
1,595	5.63%, 11/30/12	1,636
		5,565
	Oil, Gas & Consumable Fuels — 0.2%
225	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16	230
1,874	ConocoPhillips Co., 8.75%, 05/25/10	2,083
		2,313

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   75

JPMorgan Intermediate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Paper & Forest Products — 0.2%
		International Paper Co.,
1,316		4.00%, 04/01/10	1,275
514		4.25%, 01/15/09	505
558		6.50%, 11/15/07	561
		Weyerhaeuser Co.,
109		6.13%, 03/15/07	109
160		6.75%, 03/15/12	170
			2,620
		Real Estate Management & Development — 0.0% (g)
319		ERP Operating LP, 4.75%, 06/15/09	315
		Road & Rail — 0.2%
		Burlington Northern Santa Fe Corp.,
785		6.13%, 03/15/09	798
798		7.13%, 12/15/10	852
			1,650
		Thrifts & Mortgage Finance — 0.8%
		Countrywide Home Loans, Inc.,
917		3.25%, 05/21/08	895
3,190		Series L, 4.00%, 03/22/11	3,039
1,196		MGIC Investment Corp., 6.00%, 03/15/07	1,196
		Washington Mutual Bank FA,
299		5.65%, 08/15/14	300
1,196		6.88%, 06/15/11	1,271
1,085		Washington Mutual, Inc., 4.20%, 01/15/10	1,061
1,196		World Savings Bank FSB, 4.50%, 06/15/09	1,179
			8,941
		Wireless Telecommunication Services — 0.3%
		New Cingular Wireless Services, Inc.,
598		7.50%, 05/01/07 (c)	600
1,436		7.88%, 03/01/11	1,577
1,650		Sprint Nextel Corp., 6.00%, 12/01/16	1,644
			3,821
		Total Corporate Bonds (Cost $243,269)	243,202
		Foreign Government Securities — 0.6%
2,393		Province of Quebec (Canada), 5.75%, 02/15/09	2,434
		United Mexican States (Mexico),
1,475		4.63%, 10/08/08	1,458
1,293		6.38%, 01/16/13	1,358
850		6.63%, 03/03/15	911
		Total Foreign Government Securities (Cost $6,042)	6,161
		Mortgage Pass-Through Securities — 3.5%
		Federal Home Loan Mortgage Corp. Conventional Pools,
—	(h)	8.00%, 04/01/07	—	(h)
65		12.00%, 08/01/15 – 07/01/19	71
74		ARM, 7.00%, 07/01/26	75
458		ARM, 7.02%, 01/01/27	463
		Federal Home Loan Mortgage Corp. Gold Pools,
2,212		4.00%, 05/01/14 – 08/01/18	2,119
820		4.50%, 10/01/18	796
259		5.50%, 06/01/17	260
1,690		5.50%, 07/01/35	1,681
347		6.00%, 04/01/18	352
261		6.00%, 12/01/22	265
1,074		6.00%, 01/01/34	1,087
295		6.50%, 05/01/17	302
478		6.50%, 12/01/13 – 11/01/22	492
283		7.00%, 08/01/10 – 09/01/12 (m)	290
115		7.00%, 04/01/22 – 04/01/26	119
325		7.50%, 08/01/08 – 10/01/14	329
77		7.50%, 08/01/25	81
118		8.00%, 07/01/20 – 11/01/24	125
82		8.50%, 01/01/10	85
284		8.50%, 07/01/28	305
		Federal National Mortgage Association Various Pools,
1,014		4.00%, 09/01/13	985
2,101		4.00%, 07/01/18	1,994
600		4.50%, 11/01/14	590
786		4.50%, 03/01/19	763
873		5.00%, 12/01/16 – 06/01/18	864
3,626		5.50%, 04/01/33 – 12/01/33	3,604
1,960		6.00%, 03/01/33 – 12/01/33	1,983
2,290		6.50%, 12/01/10 – 08/01/20	2,343
998		6.50%, 03/01/29 – 08/01/31	1,031
41		7.00%, 06/01/10	42
391		7.00%, 04/01/17 – 08/01/32	404
383		7.50%, 10/01/12	396
201		7.50%, 11/01/22 – 05/01/25	210
326		8.00%, 11/01/12	335
702		8.00%, 03/01/21 – 11/01/28	742
398		8.50%, 07/01/24 – 02/01/30	426
289		9.00%, 09/01/19 – 12/01/30	312
93		9.50%, 12/01/18	102
41		10.00%, 02/01/24	45
50		12.50%, 01/01/16	55

SEE NOTES TO FINANCIAL STATEMENTS.

76   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
1,837	ARM, 4.84%, 01/01/35	1,821
199	ARM, 5.61%, 09/01/27	201
213	ARM, 5.62%, 03/01/29	215
19	ARM, 6.07%, 08/01/19	19
88	ARM, 6.69%, 03/01/19	88
32	ARM, 7.41%, 06/01/26	33
	Government National Mortgage Association Various Pools,
506	6.00%, 10/15/17	515
1,854	6.00%, 03/20/28 – 11/15/28	1,888
105	6.50%, 07/15/09	106
1,587	6.50%, 01/15/24 – 02/15/33	1,633
1,951	7.00%, 08/15/23 – 06/15/33	2,037
124	7.50%, 05/15/07 – 03/15/12	128
576	7.50%, 07/15/07 – 06/15/32	599
504	8.00%, 05/15/09 – 01/15/16	530
537	8.00%, 05/15/22 – 08/20/28	569
293	8.50%, 03/15/17 – 05/20/25	315
133	9.00%, 01/15/09 – 11/15/24	142
261	9.50%, 10/15/09 – 12/15/25	285
114	12.00%, 11/15/19	128
	Total Mortgage Pass-Through Securities (Cost $37,508)	37,775
	Supranational — 0.0% (g)
160	Corp. Andina de Fomento, 5.20%, 05/21/13	158
80	Inter-American Development Bank, 8.40%, 09/01/09	86
	Total Supranational (Cost $241)	244
	U.S. Government Agency Securities — 1.4%
	Federal Home Loan Bank,
300	4.25%, 04/16/07	300
5,949	4.72%, 09/20/12	5,853
798	6.21%, 06/02/09	821
	Federal Home Loan Mortgage Corp.,
387	6.88%, 09/15/10 (c)	413
	Federal Housing Authority,
787	7.43%, 01/01/22	781
	Federal National Mortgage Association,
3,190	5.50%, 03/15/11	3,267
957	6.13%, 03/15/12 (c)	1,012
2,672	6.25%, 02/01/11	2,793
	Total U.S. Government Agency Securities (Cost $15,267)	15,240
	U.S. Treasury Obligations — 21.0%
	U.S. Treasury Bonds,
10,385	10.38%, 11/15/12 (m)	10,761
23,927	11.75%, 11/15/14 (m)	28,251
30,214	12.00%, 08/15/13 (m)	33,294
1,042	12.50%, 08/15/14 (m)	1,232
	U.S. Treasury Bonds Coupon STRIPS,
4,785	05/15/08	4,521
2,393	02/15/09 (c)	2,189
10,049	05/15/09 (c)	9,094
630	02/15/10 (c)	553
9,348	02/15/11 (c)	7,860
3,450	08/15/11 (c)	2,837
239	02/15/12 (c)	192
10,955	05/15/12 (c)	8,774
399	08/15/12 (c)	314
5,910	11/15/12 (c)	4,587
7,976	02/15/13 (c)	6,123
1,596	08/15/13 (m)	1,198
798	11/15/13 (c)	591
11,773	02/15/14 (m)	8,615
6,684	05/15/14 (m)	4,830
15,798	08/15/14 (m)	11,288
9,437	11/15/14 (m)	6,662
498	08/15/15 (c)	339
8,048	11/15/15	5,408
18,889	02/15/16	12,548
3,478	05/15/16 (c)	2,282
1,595	08/15/16 (c)	1,033
	U.S. Treasury Bonds Principal STRIPS,
1,000	05/15/08 (c)	944
4,982	11/15/09	4,414
	U.S. Treasury Inflation Indexed Note,
8,992	4.25%, 01/15/10 (c)	9,543
	U.S. Treasury Notes,
2,880	3.00%, 11/15/07 (c)	2,840
5,000	3.50%, 02/15/10 (c)	4,856
1,000	3.63%, 07/15/09 (c)	978
1,100	4.00%, 06/15/09 (c)	1,086
2,600	4.25%, 10/31/07 (c)	2,587
3,050	4.25%, 11/30/07 (c)	3,034
1,000	4.63%, 10/31/11 (c)	1,004
500	4.88%, 05/15/09 (c)	503
6,500	5.00%, 07/31/08 (c)	6,522
1,715	6.13%, 08/15/07 (c)	1,723

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   77

JPMorgan Intermediate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
11,890	6.50%, 02/15/10 (m)	12,522
	Total U.S. Treasury Obligations (Cost $234,586)	227,932
	Total Long-Term Investments (Cost $1,082,904)	1,069,525

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
6,596	JPMorgan Liquid Assets Money Market Fund (b) (Cost $6,596)	6,596

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Investments of Cash Collateral for Securities on Loan — 8.0%
	Asset-Backed Securities — 0.1%
966	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	966
	Certificates of Deposit — 1.4%
4,999	Bank of New York, FRN, 5.40%, 05/02/08	4,999
5,000	Barclays New York, FRN, 5.33%, 06/06/07	5,000
5,000	Canadian Imperial Bank, New York, FRN, 5.40%, 03/31/08	5,000
		14,999
	Corporate Notes — 3.7%
4,000	Banque Federative Du Credit, FRN, 5.32%, 07/13/07	4,000
4,500	Beta Finance, Inc., FRN, 5.37%, 01/15/08	4,500
4,000	Caixa Catal, FRN, 5.39%, 03/28/08	4,000
2,000	CDC Financial Products, Inc., FRN, 5.36%, 03/30/07	2,000
4,500	Citigroup Global Markets, Inc., FRN, 5.38%, 03/07/07	4,500
4,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	4,000
2,999	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	2,999
5,000	Macquarie Bank Ltd, FRN, 5.33%, 04/20/07	5,000
3,500	Monumental Global Funding, FRN, 5.41%, 02/26/10	3,500
1,000	Morgan Stanley, FRN, 5.49%, 03/31/08	1,000
	Sigma Finance, Inc.,
3,000	FRN, 5.37%, 01/17/08	3,000
2,000	FRN, 5.39%, 02/27/08	2,000
		40,499
	Funding Agreement — 0.3%
3,000	Beneficial Life Insurance Co., Inc., FRN, 5.45%, 05/31/07	3,000
	Repurchase Agreements — 2.5%
14,421	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $14,423, collateralized by U.S. Government Agency Mortgages	14,421
12,500	Lehman Brothers, Inc., 5.32%, dated 02/28/07, due 03/01/07, repurchase price $12,502, collateralized by U.S. Government Agency Mortgages	12,500
		26,921
	Total Investments of Cash Collateral for Securities on Loan (Cost $86,385)	86,385
	Total Investments — 107.2% (Cost $1,175,885)	1,162,506
	Liabilities in Excess of Other Assets — (7.2)%	(78,472)
	NET ASSETS — 100.0%	$1,084,034

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

78   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 90.3%
		Asset-Backed Securities — 0.3%
1,984		Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	1,988
		Residential Asset Mortgage Products, Inc.,
30		Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	30
600		Series 2004-RS8, Class A16, SUB, 4.98%, 08/25/34	595
		Total Asset-Backed Securities (Cost $2,594)	2,613
		Collateralized Mortgage Obligations — 68.9%
		Agency CMO — 43.0%
		Federal Home Loan Mortgage Corp.,
95		Series 11, Class D, 9.50%, 07/15/19	99
34		Series 22, Class C, 9.50%, 04/15/20	35
47		Series 23, Class F, 9.60%, 04/15/20	51
39		Series 30, Class D, 9.50%, 02/15/20	40
1		Series 41, Class I, HB, 84.00%, 05/15/20	2
25		Series 47, Class F, 10.00%, 06/15/20	26
277		Series 77, Class H, 8.50%, 09/15/20	297
8		Series 81, Class A, 8.13%, 11/15/20	8
18		Series 84, Class F, 9.20%, 10/15/20	20
19		Series 99, Class Z, 9.50%, 01/15/21	20
—	(h)	Series 180, Class J, HB, 1,010.00%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.50%, 08/15/21	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.50%, 10/15/21	—	(h)
1		Series 204, Class E, HB, IF, 819.84%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	—	(h)
12		Series 1065, Class J, 9.00%, 04/15/21	12
28		Series 1079, Class S, IF, 15.73%, 05/15/21	33
—	(h)	Series 1082, Class D, HB, 1,007.78%, 05/15/21	—	(h)
21		Series 1084, Class F, FRN, 6.33%, 05/15/21	21
15		Series 1084, Class S, HB, IF, 21.04%, 05/15/21	15
21		Series 1133, Class H, 7.00%, 09/15/21	21
34		Series 1144, Class KB, 8.50%, 09/15/21	34
—	(h)	Series 1172, Class L, HB, VAR, 1,182.72%, 11/15/21	1
41		Series 1179, Class H, 7.50%, 11/15/21	41
1		Series 1196, Class B, HB, IF, 534.24%, 01/15/22	13
—	(h)	Series 1205, Class G, 7.00%, 03/15/07	—	(h)
9		Series 1246, Class J, 7.50%, 05/15/07	9
67		Series 1254, Class N, 8.00%, 04/15/22	66
50		Series 1263, Class H, 7.50%, 05/15/07 (m)	50
—	(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	—	(h)
110		Series 1343, Class LA, 8.00%, 08/15/22	118
55		Series 1343, Class LB, 7.50%, 08/15/22	55
215		Series 1374, Class Z, 7.00%, 10/15/22	221
58		Series 1395, Class G, 6.00%, 10/15/22	58
573		Series 1401, Class J, 7.00%, 10/15/22	572
21		Series 1404, Class FA, 4.50%, 11/15/07	21
13		Series 1465, Class SA, IF, IO, 3.63%, 02/15/08	—	(h)
680		Series 1466, Class PZ, 7.50%, 02/15/23	718
20		Series 1470, Class F, FRN, 5.40%, 02/15/23	20
22		Series 1505, Class QB, IF, 8.23%, 05/15/23	24
7		Series 1506, Class F, FRN, 6.05%, 05/15/08	7
497		Series 1512, Class J, 6.50%, 05/15/08	496
160		Series 1513, Class N, 6.50%, 05/15/08	160
219		Series 1518, Class G, IF, 3.76%, 05/15/23	212
180		Series 1526, Class L, 6.50%, 06/15/23	185
20		Series 1540, Class IA, 7.00%, 06/15/13	20
251		Series 1541, Class O, FRN, 4.16%, 07/15/23	245
1,554		Series 1543, Class VM, 6.90%, 04/15/23	1,588
85		Series 1544, Class J, IF, 7.02%, 07/15/08	85
21		Series 1549, Class K, 8.50%, 07/15/08	21
488		Series 1560, Class PN, 7.00%, 12/15/12	491
56		Series 1570, Class F, FRN, 5.90%, 08/15/23	57
140		Series 1570, Class SA, IF, 10.93%, 08/15/23	165
591		Series 1578, Class K, 6.90%, 09/15/23	611
67		Series 1578, Class V, IO, 7.00%, 09/15/23	12
1,339		Series 1591, Class PV, 6.25%, 10/15/23	1,368
458		Series 1596, Class D, 6.50%, 10/15/13	466
15		Series 1602, Class SA, IF, 5.28%, 10/15/23	15
28		Series 1606, Class M, FRN, 4.76%, 11/15/08	28
89		Series 1606, Class SC, IF, 9.18%, 11/15/08	90
516		Series 1609, Class LG, IF, 5.69%, 11/15/23	528
277		Series 1611, Class JA, FRN, 6.63%, 08/15/23	278
1,934		Series 1628, Class LZ, 6.50%, 12/15/23	1,990
685		Series 1638, Class H, 6.50%, 12/15/23	722
1,036		Series 1644, Class K, 6.75%, 12/15/23	1,087
181		Series 1647, Class PK, 6.50%, 12/15/08	181
121		Series 1649, Class S, IF, 8.89%, 12/15/08	123
6		Series 1671, Class QC, IF, 10.00%, 02/15/24	7
847		Series 1677, Class Z, 7.50%, 07/15/23	871
10		Series 1686, Class SH, IF, 7.14%, 02/15/24	10
37		Series 1688, Class W, 7.25%, 03/15/14	39
34		Series 1689, Class SD, IF, 8.97%, 10/15/23	34
518		Series 1695, Class EB, 7.00%, 03/15/24	544
66		Series 1698, Class SC, IF, 9.33%, 03/15/09	69
94		Series 1699, Class FC, FRN, 5.98%, 03/15/24	96
116		Series 1745, Class D, 7.50%, 08/15/24	116

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   79

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,804	Series 1760, Class ZD, FRN, 4.27%, 02/15/24	1,735
328	Series 1798, Class F, 5.00%, 05/15/23	322
109	Series 1807, Class A, 6.00%, 11/15/08	109
19	Series 1807, Class G, 9.00%, 10/15/20	20
6,430	Series 1813, Class J, IF, IO, 0.75%, 11/15/23	249
628	Series 1829, Class ZB, 6.50%, 03/15/26	648
44	Series 1844, Class E, 6.50%, 10/15/13	44
1,130	Series 1863, Class Z, 6.50%, 07/15/26	1,162
6	Series 1865, Class D, PO, 02/15/24	4
273	Series 1899, Class ZE, 8.00%, 09/15/26	290
37	Series 1900, Class T, PO, 08/15/08	37
274	Series 1963, Class Z, 7.50%, 01/15/27	280
73	Series 1985, Class PR, IO, 8.00%, 07/15/27	12
123	Series 1987, Class PE, 7.50%, 09/15/27	126
133	Series 2025, Class PE, 6.30%, 01/15/13	134
62	Series 2033, Class SN, IF, IO, 11.69%, 03/15/24	23
83	Series 2038, Class PN, IO, 7.00%, 03/15/28	17
518	Series 2040, Class PE, 7.50%, 03/15/28	534
100	Series 2042, Class T, 7.00%, 03/15/28	103
565	Series 2055, Class OE, 6.50%, 05/15/13	577
317	Series 2060, Class Z, 6.50%, 05/15/28	328
884	Series 2061, Class DC, IO, 6.50%, 06/15/28	183
1,954	Series 2075, Class PH, 6.50%, 08/15/28	2,012
581	Series 2086, Class GB, 6.00%, 09/15/28	590
122	Series 2089, Class PJ, IO, 7.00%, 10/15/28	23
1,946	Series 2102, Class TC, 6.00%, 12/15/13 (m)	1,978
1,247	Series 2102, Class TU, 6.00%, 12/15/13 (m)	1,268
1,162	Series 2111, Class SB, IF, IO, 2.18%, 01/15/29	72
1,132	Series 2115, Class PE, 6.00%, 01/15/14	1,150
604	Series 2125, Class JZ, 6.00%, 02/15/29	614
50	Series 2132, Class PD, 6.00%, 11/15/27	50
210	Series 2132, Class SB, IF, 7.50%, 03/15/29	224
312	Series 2132, Class ZL, 6.50%, 03/15/29	324
46	Series 2135, Class UK, IO, 6.50%, 03/15/14	7
41	Series 2141, Class IO, IO, 7.00%, 04/15/29	8
43	Series 2161, Class PG, 6.00%, 04/15/28	43
92	Series 2163, Class PC, IO, 7.50%, 06/15/29	20
213	Series 2178, Class PB, 7.00%, 08/15/29	220
143	Series 2189, Class SA, IF, 6.89%, 02/15/28	146
343	Series 2201, Class C, 8.00%, 11/15/29	359
968	Series 2209, Class TC, 8.00%, 01/15/30	1,025
417	Series 2210, Class Z, 8.00%, 01/15/30	436
191	Series 2224, Class CB, 8.00%, 03/15/30	197
119	Series 2247, Class Z, 7.50%, 08/15/30	127
265	Series 2254, Class Z, 9.00%, 09/15/30	277
547	Series 2256, Class MC, 7.25%, 09/15/30	570
910	Series 2259, Class ZM, 7.00%, 10/15/30	939
887	Series 2271, Class PC, 7.25%, 12/15/30	904
518	Series 2283, Class K, 6.50%, 12/15/23	545
345	Series 2296, Class PD, 7.00%, 03/15/31	358
9	Series 2299, Class G, 7.00%, 05/15/14 (m)	9
870	Series 2303, Class ZN, 8.50%, 04/15/29	1,026
140	Series 2306, Class K, PO, 05/15/24	118
349	Series 2306, Class SE, IF, IO, 5.83%, 05/15/24	46
1,489	Series 2323, Class VO, 6.00%, 10/15/22	1,497
2,114	Series 2344, Class QG, 6.00%, 08/15/16	2,154
2,597	Series 2344, Class ZD, 6.50%, 08/15/31	2,672
272	Series 2344, Class ZJ, 6.50%, 08/15/31	281
232	Series 2345, Class NE, 6.50%, 08/15/31	239
719	Series 2347, Class VP, 6.50%, 03/15/20	741
784	Series 2353, Class TD, 6.00%, 09/15/16	803
791	Series 2355, Class BP, 6.00%, 09/15/16	807
626	Series 2358, Class PD, 6.00%, 09/15/16	638
1,235	Series 2359, Class PM, 6.00%, 09/15/16	1,258
410	Series 2359, Class ZB, 8.50%, 06/15/31	465
1,440	Series 2360, Class PG, 6.00%, 09/15/16	1,466
465	Series 2362, Class PD, 6.50%, 06/15/20	467
43	Series 2362, Class PJ, 6.50%, 10/15/28	43
432	Series 2363, Class PF, 6.00%, 09/15/16	440
761	Series 2366, Class MD, 6.00%, 10/15/16	776
188	Series 2368, Class AS, IF, 7.10%, 10/15/31	198
568	Series 2368, Class TG, 6.00%, 10/15/16	579
210	Series 2372, Class F, FRN, 5.82%, 10/15/31	211
213	Series 2383, Class FD, FRN, 5.82%, 11/15/31	216
384	Series 2388, Class UZ, 8.50%, 06/15/31	418
355	Series 2389, Class VA, 6.00%, 02/15/11	357
3,723	Series 2391, Class QR, 5.50%, 12/15/16	3,757
1,196	Series 2392, Class PV, 6.00%, 12/15/20	1,202
346	Series 2394, Class MC, 6.00%, 12/15/16	353
1,036	Series 2399, Class TH, 6.50%, 01/15/32	1,072
446	Series 2410, Class HC, 5.50%, 02/15/09	445
581	Series 2410, Class OE, 6.38%, 02/15/32	596
832	Series 2410, Class QS, IF, 5.67%, 02/15/32	844
379	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	38
404	Series 2412, Class SE, IF, 5.02%, 02/15/09	403
592	Series 2423, Class MC, 7.00%, 03/15/32	617
683	Series 2423, Class MT, 7.00%, 03/15/32	711
888	Series 2425, Class OB, 6.00%, 03/15/17	907
909	Series 2434, Class TC, 7.00%, 04/15/32	949

SEE NOTES TO FINANCIAL STATEMENTS.

80   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,638	Series 2436, Class MC, 7.00%, 04/15/32	1,711
485	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	40
479	Series 2450, Class GZ, 7.00%, 05/15/32	496
550	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	45
155	Series 2458, Class OD, 6.00%, 04/15/16	155
1,701	Series 2458, Class QE, 5.50%, 06/15/17	1,719
1,027	Series 2460, Class VZ, 6.00%, 11/15/29	1,043
861	Series 2462, Class NB, 6.50%, 06/15/22	907
160	Series 2470, Class SL, IF, 9.00%, 01/15/27	170
1,502	Series 2474, Class SJ, IF, IO, 2.33%, 07/15/17	87
579	Series 2480, Class PV, 6.00%, 07/15/11	588
1,307	Series 2498, Class UD, 5.50%, 06/15/16	1,308
389	Series 2500, Class GD, 5.50%, 12/15/15	389
887	Series 2500, Class TD, 5.50%, 02/15/16	886
1,229	Series 2513, Class YO, PO, 02/15/32	1,080
1,554	Series 2515, Class DE, 4.00%, 03/15/32	1,470
272	Series 2517, Class SE, IF, 2.95%, 10/15/09	264
333	Series 2519, Class BT, 8.50%, 09/15/31	357
1,055	Series 2527, Class VU, 5.50%, 10/15/13	1,063
1,036	Series 2533, Class HB, 5.50%, 12/15/17	1,048
829	Series 2535, Class BK, 5.50%, 12/15/22	837
518	Series 2541, Class GX, 5.50%, 02/15/17	520
2,081	Series 2553, Class GF, FRN, 5.72%, 02/15/17	2,090
1,206	Series 2557, Class WJ, 5.00%, 07/15/14	1,201
779	Series 2565, Class MB, 6.00%, 05/15/30	790
366	Series 2571, Class SK, IF, 11.56%, 09/15/23	421
1,216	Series 2586, Class WI, IO, 6.50%, 03/15/33	262
2,137	Series 2594, Class VA, 6.00%, 03/15/14	2,169
742	Series 2594, Class VP, 6.00%, 02/15/14	751
1,177	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	75
1,844	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	92
1,644	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	94
3,889	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	243
1,036	Series 2611, Class UH, 4.50%, 05/15/18	988
2,330	Series 2617, Class GR, 4.50%, 05/15/18	2,227
369	Series 2624, Class IU, IO, 5.00%, 06/15/33	89
7,329	Series 2626, Class NS, IF, IO, 1.23%, 06/15/23	441
1,976	Series 2630, Class KN, 2.50%, 04/15/13	1,934
2,071	Series 2631, Class LC, 4.50%, 06/15/18	1,982
400	Series 2633, Class EO, PO, 08/15/33	289
2,476	Series 2637, Class SA, IF, IO, 0.78%, 06/15/18	84
491	Series 2640, Class UG, IO, 5.00%, 01/15/32	142
875	Series 2640, Class UR, IO, 4.50%, 08/15/17	76
593	Series 2643, Class HI, IO, 4.50%, 12/15/16	51
5,018	Series 2650, Class SO, PO, 12/15/32	4,072
2,960	Series 2650, Class PO, PO, 12/15/32	2,397
992	Series 2656, Class SH, IF, 5.64%, 02/15/25	983
2,997	Series 2668, Class SB, IF, 2.47%, 10/15/15	2,790
1,036	Series 2672, Class ME, 5.00%, 11/15/22	1,017
509	Series 2672, Class SJ, IF, 2.43%, 09/15/16	468
6,732	Series 2675, Class CK, 4.00%, 09/15/18 (m)	6,220
1,255	Series 2682, Class YS, IF, 1.02%, 10/15/33	858
7	Series 2683, Class SG, IF, 4.69%, 09/15/33	7
308	Series 2683, Class VA, 5.50%, 02/15/21	310
11,562	Series 2684, Class PO, PO, 01/15/33	7,476
1,346	Series 2684, Class TO, PO, 10/15/33	765
4,195	Series 2686, Class GB, 5.00%, 05/15/20	4,180
2,337	Series 2686, Class NS, IF, IO, 2.28%, 10/15/21	137
955	Series 2691, Class WS, IF, 1.02%, 10/15/33	676
392	Series 2694, Class BA, 4.00%, 06/15/31	375
1,554	Series 2702, Class PC, 5.00%, 01/15/23	1,518
558	Series 2705, Class SC, IF, 1.02%, 11/15/33	405
1,320	Series 2705, Class SD, IF, 2.16%, 11/15/33	1,008
2,589	Series 2715, Class OG, 5.00%, 01/15/23	2,510
3,679	Series 2716, Class UN, 4.50%, 12/15/23	3,460
2,071	Series 2720, Class PC, 5.00%, 12/15/23	2,030
1,211	Series 2721, Class PI, IO, 5.00%, 05/15/16	56
3,108	Series 2727, Class BS, IF, 1.10%, 01/15/34	2,050
104	Series 2727, Class PO, PO, 01/15/34	67
46	Series 2733, Class GF, FRN, 0.00%, 09/15/33	43
402	Series 2739, Class S, IF, 1.36%, 01/15/34	294
574	Series 2744, Class FE, FRN, 0.00%, 02/15/34	448
1,491	Series 2744, Class PC, 5.50%, 01/15/31	1,494
3,904	Series 2744, Class PD, 5.50%, 08/15/33	3,955
2,071	Series 2744, Class TU, 5.50%, 05/15/32	2,074
985	Series 2749, Class PK, IO, 5.00%, 09/15/22	34
439	Series 2753, Class S, IF, 1.36%, 02/15/34	294
7,211	Series 2755, Class PA, PO, 02/15/29	6,200
1,099	Series 2755, Class SA, IF, 3.56%, 05/15/30	1,049
706	Series 2756, Class NA, 5.00%, 02/15/24	695
685	Series 2764, Class OE, 4.50%, 03/15/19	654
309	Series 2769, Class PO, PO, 03/15/34	189
430	Series 2774, Class QO, PO, 02/15/34	374
1,183	Series 2776, Class SK, IF, 1.10%, 04/15/34	827
319	Series 2777, Class DV, 6.50%, 11/15/17	329
255	Series 2778, Class BS, IF, 2.45%, 04/15/34	202
1,944	Series 2780, Class JG, 4.50%, 04/15/19	1,846
1,678	Series 2780, Class YC, 5.00%, 04/15/19	1,648
628	Series 2801, Class BS, IF, 3.46%, 05/15/34	592
532	Series 2827, Class NT, IF, 8.00%, 01/15/22	552

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   81

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
5,105		Series 2827, Class PS, IF, IO, 1.98%, 04/15/28	131
371		Series 2827, Class SQ, IF, 7.50%, 01/15/19	386
640		Series 2846, Class PO, PO, 08/15/34	496
1,370		Series 2864, Class GB, 4.00%, 09/15/19	1,264
1,031		Series 2971, Class GB, 5.00%, 11/15/16	1,035
685		Series 2971, Class GC, 5.00%, 07/15/18	683
271		Series 2975, Class KO, PO, 05/15/35	209
1,077		Series 2989, Class PO, PO, 06/15/23	841
532		Series 2996, Class FD, FRN, 5.57%, 06/15/35	531
2,739		Series 3047, Class OB, 5.50%, 12/15/33	2,776
5,086		Series 3068, Class QB, 4.50%, 06/15/20	4,930
1,548		Series 3101, Class EA, 6.00%, 06/15/20	1,548
1,924		Series 3117, Class EO, PO, 02/15/36	1,472
2,185		Series 3117, Class OK, PO, 02/15/36	1,659
2,113		Series 3118, Class DM, 5.00%, 02/15/24	2,077
370		Series 3122, Class ZB, 6.00%, 03/15/36	370
1,545		Series 3134, Class PO, PO, 03/15/36	1,191
1,760		Series 3138, Class PO, PO, 04/15/36	1,335
2,327		Series 3150, Class PO, PO, 05/15/36	1,793
1,929		Series 3152, Class MO, PO, 03/15/36	1,421
1,344		Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,110
510		Series 3164, Class CF, FRN, 0.00%, 04/15/33	461
2,465		Series 3179, Class OA, PO, 07/15/36	1,905
1,752		Series 3189, Class SN, IF, 0.79%, 11/15/35	1,671
2,989		Series 3260, Class CS, IF, IO, 0.82%, 01/15/37	84
		Federal Home Loan Mortgage Corp. STRIPS,
7		Series 1, Class B, IO, 8.00%, 10/15/18	1
4		Series 16, Class B, IO, 10.00%, 06/01/20	1
36		Series 134, Class B, IO, 9.00%, 04/01/22	8
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
808		Series T-41, Class 3A, 7.50%, 07/25/32 (m)	838
176		Series T-51, Class 1A, VAR, 6.50%, 09/25/43	179
218		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	224
1,691		Series T-54, Class 2A, 6.50%, 02/25/43	1,729
483		Series T-54, Class 3A, 7.00%, 02/25/43	498
432		Series T-58, Class A, PO, 09/25/43	368
		Federal National Mortgage Association,
164		Series 1988-7, Class Z, 9.25%, 04/25/18	174
8		Series 1988-11, Class D, PO, 05/25/18	7
10		Series 1988-29, Class B, 9.50%, 12/25/18	10
20		Series 1989-19, Class A, 10.30%, 04/25/19	21
14		Series 1989-21, Class G, 10.45%, 04/25/19	16
40		Series 1989-27, Class Y, 6.90%, 06/25/19	41
41		Series 1989-70, Class G, 8.00%, 10/25/19	43
19		Series 1989-78, Class H, 9.40%, 11/25/19	21
17		Series 1989-89, Class H, 9.00%, 11/25/19	19
16		Series 1990-60, Class K, 5.50%, 06/25/20	16
15		Series 1990-93, Class G, 5.50%, 08/25/20	15
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	11
79		Series 1990-102, Class J, 6.50%, 08/25/20	81
12		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	14
1		Series 1990-140, Class K, HB, 652.15%, 12/25/20	13
—	(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	3
—	(h)	Series 1991-60, Class PM, HB, 1,009.00%, 06/25/21	6
649		Series 1992-7, Class Q, 8.00%, 01/25/18	658
49		Series 1992-33, Class F, FRN, 4.30%, 03/25/22	48
56		Series 1992-38, Class Z, 7.50%, 02/25/22	57
202		Series 1992-73, Class H, 7.50%, 05/25/22	206
36		Series 1992-101, Class J, 7.50%, 06/25/22	37
13		Series 1992-170, Class K, 7.00%, 09/25/07	13
687		Series 1992-188, Class PZ, 7.50%, 10/25/22	726
49		Series 1993-8, Class H, 7.00%, 01/25/08	49
680		Series 1993-25, Class J, 7.50%, 03/25/23	721
311		Series 1993-27, Class S, IF, 1.74%, 02/25/23	278
131		Series 1993-31, Class K, 7.50%, 03/25/23	138
56		Series 1993-51, Class B, PO, 02/25/23	56
1,357		Series 1993-54, Class Z, 7.00%, 04/25/23	1,420
72		Series 1993-62, Class SA, IF, 10.28%, 04/25/23	87
10		Series 1993-72, Class F, FRN, 5.30%, 05/25/08	10
65		Series 1993-97, Class FA, FRN, 6.59%, 05/25/23	68
47		Series 1993-108, Class D, PO, 02/25/23	42
38		Series 1993-131, Class Z, 7.00%, 07/25/08	39
162		Series 1993-162, Class F, FRN, 6.29%, 08/25/23	165
27		Series 1993-164, Class SA, IF, 9.00%, 09/25/08	28
26		Series 1993-165, Class SD, IF, 5.53%, 09/25/23	26
451		Series 1993-167, Class GA, 7.00%, 09/25/23	461
17		Series 1993-175, Class SA, IF, 11.64%, 09/25/08	17
254		Series 1993-179, Class SB, IF, 10.52%, 10/25/23	288
125		Series 1993-190, Class S, IF, 6.60%, 10/25/08	126
36		Series 1993-192, Class SC, IF, 6.83%, 10/25/08	37
12		Series 1993-196, Class FA, FRN, 5.30%, 10/25/08	12

SEE NOTES TO FINANCIAL STATEMENTS.

82   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
18	Series 1993-196, Class SA, IF, 9.78%, 10/25/08	19
12	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	12
32	Series 1993-204, Class PE, IO, 6.50%, 05/25/23	2
526	Series 1993-220, Class SG, IF, 5.31%, 11/25/13	531
126	Series 1993-225, Class SG, IF, 4.90%, 12/25/13	127
46	Series 1993-228, Class G, PO, 09/25/23	37
28	Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	29
13	Series 1993-233, Class SC, IF, 5.71%, 12/25/08	13
220	Series 1993-234, Class SC, IF, 6.97%, 12/25/08	222
1,001	Series 1993-250, Class Z, 7.00%, 12/25/23	1,034
470	Series 1993-257, Class C, PO, 06/25/23	422
61	Series 1994-13, Class SK, IF, 8.81%, 02/25/09	62
496	Series 1994-34, Class DZ, 6.00%, 03/25/09	497
397	Series 1994-37, Class L, 6.50%, 03/25/24	410
80	Series 1995-2, Class Z, 8.50%, 01/25/25	85
861	Series 1996-14, Class SE, IF, IO, 5.92%, 08/25/23	155
59	Series 1996-20, Class L, PO, 09/25/08	57
12	Series 1996-24, Class B, PO, 10/25/08	12
36	Series 1996-59, Class J, 6.50%, 08/25/22	38
313	Series 1997-20, Class IO, IF, IO, 1.84%, 03/25/27	17
64	Series 1997-24, Class Z, 8.00%, 04/18/27	69
66	Series 1997-27, Class J, 7.50%, 04/18/27	70
63	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	14
229	Series 1998-36, Class J, 6.00%, 07/18/28	229
1,348	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,371
568	Series 1998-43, Class SA, IF, IO, 11.05%, 04/25/23	186
413	Series 1999-57, Class Z, 7.50%, 12/25/19	437
394	Series 1999-62, Class PB, 7.50%, 12/18/29	417
62	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	16
2,021	Series 2001-4, Class ZA, 6.50%, 03/25/31	2,112
614	Series 2001-5, Class OW, 6.00%, 03/25/16	623
463	Series 2001-7, Class PF, 7.00%, 03/25/31	485
410	Series 2001-28, Class VB, 6.00%, 02/25/20	409
1,216	Series 2001-31, Class VD, 6.00%, 05/25/31	1,239
819	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	164
780	Series 2001-36, Class DE, 7.00%, 08/25/31	806
406	Series 2001-44, Class PD, 7.00%, 09/25/31	425
783	Series 2001-44, Class PU, 7.00%, 09/25/31	818
435	Series 2001-49, Class DQ, 6.00%, 11/25/15	437
903	Series 2001-49, Class LZ, 8.50%, 07/25/31	1,028
629	Series 2001-52, Class XN, 6.50%, 11/25/15	651
1,036	Series 2001-61, Class VB, 7.00%, 12/25/16	1,047
1,203	Series 2001-61, Class Z, 7.00%, 11/25/31	1,273
1,228	Series 2001-71, Class QE, 6.00%, 12/25/16	1,251
618	Series 2001-72, Class SX, IF, 5.08%, 12/25/31	612
518	Series 2001-74, Class MB, 6.00%, 12/25/16	534
61	Series 2001-78, Class VB, 6.00%, 12/25/15	61
546	Series 2002-1, Class HC, 6.50%, 02/25/22	564
264	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	287
411	Series 2002-1, Class UD, IF, 5.80%, 12/25/23	424
1,036	Series 2002-3, Class PG, 5.50%, 02/25/17	1,048
71	Series 2002-7, Class QM, 6.00%, 02/25/20	71
370	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	369
500	Series 2002-9, Class ST, IF, 6.55%, 03/25/17	523
321	Series 2002-9, Class VE, 6.50%, 12/25/12	322
2,071	Series 2002-11, Class QG, 5.50%, 03/25/17	2,098
2,224	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	135
158	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	180
4,661	Series 2002-18, Class PC, 5.50%, 04/25/17	4,717
1,243	Series 2002-19, Class PE, 6.00%, 04/25/17	1,267
72	Series 2002-36, Class HZ, 7.00%, 12/25/29	72
323	Series 2002-37, Class Z, 6.50%, 06/25/32	331
1,554	Series 2002-55, Class QE, 5.50%, 09/25/17	1,567
6,673	Series 2002-56, Class UC, 5.50%, 09/25/17 (m)	6,746
777	Series 2002-59, Class AC, 6.00%, 03/25/28	780
291	Series 2002-59, Class VB, 6.50%, 04/25/32	291
869	Series 2002-62, Class ZE, 5.50%, 11/25/17	875
932	Series 2002-63, Class LB, 5.50%, 10/25/17	944
409	Series 2002-73, Class S, IF, 2.95%, 11/25/09	397
2,071	Series 2002-74, Class LD, 5.00%, 01/25/16	2,059
1,554	Series 2002-74, Class PD, 5.00%, 11/25/15	1,546
381	Series 2002-74, Class VA, 6.00%, 11/25/31	380
1,554	Series 2002-74, Class VB, 6.00%, 11/25/31	1,563
1,198	Series 2002-77, Class S, IF, 4.73%, 12/25/32	1,161
110	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	17
1,316	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	47
473	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	6
1,036	Series 2003-22, Class UD, 4.00%, 04/25/33	867
1,036	Series 2003-27, Class DW, 4.50%, 04/25/17	1,006
468	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	104
2,408	Series 2003-41, Class PE, 5.50%, 05/25/23	2,446
278	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	289
777	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	75

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   83

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
334		Series 2003-67, Class VQ, 7.00%, 01/25/19	351
1,838		Series 2003-68, Class QP, 3.00%, 07/25/22	1,713
579		Series 2003-73, Class GA, 3.50%, 05/25/31	547
747		Series 2003-73, Class PB, 4.50%, 08/25/18	716
214		Series 2003-74, Class SH, IF, 0.59%, 08/25/33	136
265		Series 2003-79, Class NM, 4.00%, 05/25/22	255
8,041		Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	622
1,036		Series 2003-81, Class LC, 4.50%, 09/25/18	993
3,001		Series 2003-83, Class PG, 5.00%, 06/25/23	2,945
518		Series 2003-86, Class PX, 4.50%, 02/25/17	509
637		Series 2003-91, Class SD, IF, 3.63%, 09/25/33	589
435		Series 2003-92, Class SH, IF, 2.67%, 09/25/18	370
565		Series 2003-106, Class PO, PO, 08/25/17	476
1,295		Series 2003-106, Class US, IF, 1.10%, 11/25/23	879
685		Series 2003-106, Class WE, 4.50%, 11/25/22	650
1,027		Series 2003-113, Class PC, 4.00%, 03/25/15	1,003
3,949		Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	279
2,739		Series 2003-117, Class JB, 3.50%, 06/25/33	2,481
777		Series 2003-122, Class TE, 5.00%, 12/25/22	756
1,036		Series 2003-128, Class KE, 4.50%, 01/25/14	1,020
1,470		Series 2003-130, Class SX, IF, 3.54%, 01/25/34	1,404
957		Series 2003-132, Class OA, PO, 08/25/33	762
2,799		Series 2004-4, Class QI, IF, IO, 1.78%, 06/25/33	180
700		Series 2004-4, Class QM, IF, 3.56%, 06/25/33	661
1,817		Series 2004-10, Class SC, IF, 7.32%, 02/25/34	1,962
1,162		Series 2004-14, Class SD, IF, 1.10%, 03/25/34	829
1,430		Series 2004-21, Class CO, PO, 04/25/34	839
926		Series 2004-22, Class A, 4.00%, 04/25/19	882
1,036		Series 2004-25, Class PB, 5.50%, 05/25/32	1,049
777		Series 2004-25, Class PC, 5.50%, 01/25/34	782
2,574		Series 2004-25, Class SA, IF, 4.90%, 04/25/34	2,550
1,370		Series 2004-27, Class HB, 4.00%, 05/25/19	1,241
777		Series 2004-36, Class PB, 5.50%, 05/25/32	800
1,585		Series 2004-36, Class SA, IF, 4.90%, 05/25/34	1,563
513		Series 2004-36, Class SN, IF, 3.56%, 07/25/33	481
1,005		Series 2004-46, Class QB, IF, 2.72%, 05/25/34	929
507		Series 2004-51, Class SY, IF, 3.60%, 07/25/34	475
1,554		Series 2004-53, Class NC, 5.50%, 07/25/24	1,566
287		Series 2004-61, Class SK, IF, 8.50%, 11/25/32	322
1,295		Series 2004-92, Class JO, PO, 12/25/34	1,105
565		Series 2005-15, Class MO, PO, 03/25/35	421
920		Series 2005-47, Class AN, 5.00%, 12/25/16	916
2,022		Series 2005-52, Class PA, 6.50%, 06/25/35	2,102
5,263		Series 2005-56, Class S, IF, IO, 1.39%, 07/25/35	269
1,056		Series 2005-58, Class PO, PO, 07/25/35	847
1,027		Series 2005-68, Class BC, 5.25%, 06/25/35	1,004
3,424		Series 2005-68, Class PG, 5.50%, 08/25/35	3,456
1,161		Series 2005-70, Class KI, IO, 5.50%, 08/25/35	190
3,424		Series 2005-84, Class XM, 5.75%, 10/25/35	3,486
4,794		Series 2005-110, Class GJ, 5.50%, 11/25/30	4,832
2,739		Series 2005-110, Class GK, 5.50%, 08/25/34	2,722
2,397		Series 2005-110, Class MN, 5.50%, 06/25/35	2,409
2,054		Series 2005-116, Class PB, 6.00%, 04/25/34	2,104
2,054		Series 2006-39, Class WC, 5.50%, 01/25/36	2,048
3,133		Series 2006-44, Class GO, PO, 06/25/36	2,412
8,831		Series 2006-44, Class P, PO, 12/25/33	6,616
1,712		Series 2006-46, Class UC, 5.50%, 12/25/35	1,698
1,337		Series 2006-58, Class AP, PO, 07/25/36	1,079
3,213		Series 2006-58, Class PO, PO, 07/25/36	2,466
5,067		Series 2006-59, Class QO, PO, 01/25/33	3,954
1,294		Series 2006-65, Class QO, PO, 07/25/36	1,028
6,848		Series 2006-77, Class PC, 6.50%, 08/25/36	7,265
2,229		Series 2006-110, Class PO, PO, 11/25/36	1,600
8,811		Series 2007-7, Class SG, IF, IO, 1.18%, 08/25/36	274
330		Series G92-4, Class F, FRN, 4.74%, 12/25/21	324
229		Series G92-7, Class JQ, 8.50%, 01/25/22	248
48		Series G92-12, Class B, 7.70%, 02/25/22	51
75		Series G92-14, Class Z, 7.00%, 02/25/22	78
162		Series G92-15, Class Z, 7.00%, 01/25/22	165
—	(h)	Series G92-27, Class SQ, IF, HB, 5,278.56%, 05/25/22	26
46		Series G92-42, Class Z, 7.00%, 07/25/22	49
1,715		Series G92-44, Class ZQ, 8.00%, 07/25/22	1,825
253		Series G92-54, Class ZQ, 7.50%, 09/25/22	269
443		Series G92-61, Class Z, 7.00%, 10/25/22	464
52		Series G92-62, Class B, PO, 10/25/22	41
302		Series G93-1, Class KA, 7.90%, 01/25/23	324
199		Series G93-17, Class SI, IF, 6.00%, 04/25/23	200
244		Series G97-2, Class ZA, 8.50%, 02/17/27	265
		Federal National Mortgage Association Grantor Trust,
93		Series 2001-T10, Class PO, PO, 12/25/41	76
		Federal National Mortgage Association STRIPS,
32		Series 23, Class 2, IO, 10.00%, 09/01/17	7
17		Series 59, Class 2, IO, 9.50%, 07/01/17	3

SEE NOTES TO FINANCIAL STATEMENTS.

84   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,094	Series 213, Class 2, IO, 8.00%, 03/01/23	259
36	Series 265, Class 2, 9.00%, 03/01/24	39
74	Series 285, Class 1, PO, 02/01/27	61
795	Series 340, Class 1, PO, 09/01/33	588
	Federal National Mortgage Association Whole Loan,
236	Series 2002-W5, Class A10, IF, IO, 2.78%, 11/25/30	11
1,049	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,070
575	Series 2003-W1, Class 2A, 7.50%, 12/25/42	599
212	Series 2003-W4, Class 2A, 6.50%, 10/25/42	217
247	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	246
1,914	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	1,988
	Government National Mortgage Association,
205	Series 1994-4, Class KQ, 7.99%, 07/16/24	215
2,460	Series 1994-7, Class PQ, 6.50%, 10/16/24	2,579
425	Series 1996-16, Class E, 7.50%, 08/16/26 (m)	442
82	Series 1997-2, Class E, 7.50%, 02/20/27	85
108	Series 1997-11, Class D, 7.50%, 07/20/27	111
175	Series 1998-26, Class K, 7.50%, 09/17/25	184
1,042	Series 1999-4, Class ZB, 6.00%, 02/20/29	1,059
342	Series 1999-41, Class Z, 8.00%, 11/16/29	359
42	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	46
185	Series 1999-44, Class PC, 7.50%, 12/20/29	194
858	Series 1999-44, Class ZG, 8.00%, 12/20/29	899
526	Series 2000-6, Class Z, 7.50%, 02/20/30	550
781	Series 2000-7, Class ST, IF, 12.90%, 01/16/30	826
134	Series 2000-9, Class PB, 7.50%, 06/16/26	134
338	Series 2000-9, Class Z, 8.00%, 06/20/30	361
1,874	Series 2000-9, Class ZJ, 8.50%, 02/16/30	2,034
1,453	Series 2000-10, Class ZP, 7.50%, 02/16/30	1,533
770	Series 2000-12, Class ST, IF, 12.90%, 02/16/30	886
208	Series 2000-16, Class ZN, 7.50%, 02/16/30	219
294	Series 2000-21, Class S, IF, IO, 2.98%, 09/16/25	1
1,684	Series 2000-21, Class Z, 9.00%, 03/16/30	1,853
306	Series 2000-26, Class Z, 7.75%, 09/20/30	309
113	Series 2000-36, Class HC, 7.33%, 11/20/30	117
57	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	13
330	Series 2000-38, Class AH, 7.15%, 12/20/30	337
46	Series 2001-32, Class WA, IF, 6.83%, 07/20/31	48
408	Series 2001-35, Class SA, IF, IO, 2.93%, 08/16/31	38
380	Series 2001-36, Class S, IF, IO, 2.73%, 08/16/31	31
150	Series 2001-55, Class SF, IF, 8.94%, 11/20/31	167
589	Series 2001-60, Class VP, 6.50%, 07/20/17	592
777	Series 2002-4, Class TD, 7.00%, 01/20/32	835
471	Series 2002-7, Class PG, 6.50%, 01/20/32	485
1,543	Series 2002-24, Class AG, IF, IO, 2.63%, 04/16/32	119
423	Series 2002-24, Class SB, IF, 3.95%, 04/16/32	409
780	Series 2002-24, Class Z, 8.50%, 04/16/32	870
3,172	Series 2002-31, Class SE, IF, IO, 2.18%, 04/16/30	217
133	Series 2002-33, Class SY, IF, 9.00%, 02/26/23	147
1,036	Series 2002-40, Class UK, 6.50%, 06/20/32	1,085
274	Series 2002-41, Class LS, IF, 9.00%, 06/16/32	294
704	Series 2002-45, Class QE, 6.50%, 06/20/32	735
777	Series 2002-47, Class PG, 6.50%, 07/16/32	813
115	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	127
474	Series 2002-54, Class GB, 6.50%, 08/20/32	493
670	Series 2002-67, Class VA, 6.00%, 03/20/13	668
932	Series 2002-70, Class AV, 6.00%, 03/20/12	948
1,295	Series 2002-70, Class PS, IF, IO, 2.38%, 08/20/32	95
286	Series 2002-71, Class VJ, 6.00%, 12/20/14	286
1,777	Series 2002-79, Class KV, 6.00%, 11/20/13	1,806
1,500	Series 2002-80, Class EB, 7.00%, 01/20/32	1,535
52	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	—	(h)
833	Series 2002-88, Class VA, 6.00%, 12/20/17	848
1,216	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	187
717	Series 2003-4, Class NY, 5.50%, 12/20/13	725
3,635	Series 2003-11, Class SK, IF, IO, 2.38%, 02/16/33	277
106	Series 2003-24, Class PO, PO, 03/16/33	86
1,833	Series 2003-76, Class LS, IF, IO, 1.88%, 09/20/31	94
249	Series 2003-90, Class PO, PO, 10/20/33	204
579	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	9
1,166	Series 2003-98, Class PC, 5.00%, 02/20/29	1,156
3,441	Series 2003-112, Class SA, IF, IO, 1.23%, 12/16/33	164
5,997	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	130
514	Series 2004-28, Class S, IF, 5.03%, 04/16/34	510
577	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	552
2,657	Series 2006-38, Class ZL, 6.50%, 09/20/33	2,655
	Vendee Mortgage Trust,
1,340	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,397
749	Series 1996-2, Class 1Z, 6.75%, 06/15/26	777

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   85

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,533	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,620
1,143	Series 1998-1, Class 2E, 7.00%, 09/15/27	1,180
923	Series 2001-1, Class 2J, 7.00%, 05/15/10	932
171	Series 2002-2, Class J, 6.00%, 01/15/09	170
		411,196
	Non-Agency CMO — 25.9%
	ABN AMRO Mortgage Corp.,
304	Series 2003-7, Class A3, 4.50%, 07/25/18	292
	American Home Mortgage Investment Trust,
1,712	Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	1,668
	Banc of America Alternative Loan Trust,
489	Series 2003-3, Class A, PO, 05/25/33	389
647	Series 2003-11, Class PO, PO, 01/25/34	515
	Banc of America Funding Corp.,
2,589	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,540
640	Series 2004-1, Class PO, PO, 03/25/34	493
774	Series 2005-4, Class 30, PO, 08/25/35	553
1,740	Series 2005-6, Class 2A7, 5.50%, 10/25/35	1,743
325	Series 2005-7, Class 30, PO, 11/25/35	230
1,492	Series 2005-8, Class 30, PO, 01/25/36	1,050
4,553	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	4,510
	Banc of America Mortgage Securities, Inc.,
372	Series 2003-8, Class A, PO, 11/25/33	278
188	Series 2003-9, Class 1A2, PO, 12/25/33	112
12,034	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	83
571	Series 2004-4, Class A, PO, 05/25/34	439
713	Series 2004-6, Class A, PO, 07/25/34	488
6,013	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	5,917
3,536	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	3,513
	Bear Stearns Adjustable Rate Mortgage Trust,
1,516	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,512
2,220	Series 2004-1, Class 12A1, VAR, 3.63%, 04/25/34	2,188
2,071	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	2,033
6,264	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36	6,164
	Cendant Mortgage Corp.,
1,048	Series 2003-9, Class 1P, PO, 11/25/33	735
	Citicorp Mortgage Securities, Inc.,
461	Series 2002-11, Class 1A14, 6.00%, 11/25/32	458
799	Series 2003-8, Class A, PO, 08/25/33	578
4,420	Series 2004-1, Class 3A1, 4.75%, 01/25/34	4,352
5,431	Series 2004-5, Class 2A5, 4.50%, 08/25/34	5,300
	Citigroup Mortgage Loan Trust, Inc.,
841	Series 2003-1, Class 3, PO, 09/25/33	615
184	Series 2003-1, Class WA2, 6.50%, 06/25/31	186
390	Series 2003-1, Class WPO2, PO, 06/25/31	305
491	Series 2003-UP3, Class A3, 7.00%, 09/25/33	498
387	Series 2003-UST1, Class 1, PO, 12/25/18	309
324	Series 2003-UST1, Class 2, PO, 12/25/18	278
164	Series 2003-UST1, Class 3, PO, 12/25/18	133
1,776	Series 2003-UST1, Class A1, 5.50%, 12/25/18	1,767
1,373	Series 2005-1, Class 2A1A, VAR, 4.70%, 04/25/35	1,385
	Countrywide Alternative Loan Trust,
917	Series 2002-8, Class A4, 6.50%, 07/25/32	912
842	Series 2003-J1, Class PO, PO, 10/25/33	677
1,226	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,166
424	Series 2004-J3, Class 4A1, 4.75%, 04/25/19	413
1,419	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,416
14,450	Series 2005-22T1, Class A2, IF, IO, 0.00%, 06/25/35	76
2,522	Series 2005-26CB, Class A10, IF, 3.41%, 07/25/35	2,436
2,054	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	2,041
737	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	729
1,246	Series 2005-86CB, Class A11, 5.50%, 02/25/36	1,222
10,332	Series 2005-J1, Class 1A4, IF, IO, 0.00%, 02/25/35	68
51,848	Series 2006-7CB, Class 1A2, IF, IO, 0.00%, 05/25/36	81
1,400	Series 2006-26CB, Class A9, 6.50%, 09/25/36	1,455
	Countrywide Home Loan Mortgage Pass-Through Trust,
287	Series 2003-18, Class A12, 5.50%, 07/25/33	280
2,184	Series 2003-26, Class 1A6, 3.50%, 08/25/33	1,952
116	Series 2003-34, Class A11, 5.25%, 09/25/33	115
212	Series 2003-44, Class A9, PO, 10/25/33	132
844	Series 2003-J2, Class A17, IF, IO, 2.08%, 04/25/33	35
1,936	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	1,778
755	Series 2003-J10, Class 2A1, 5.00%, 11/25/18	751
627	Series 2004-3, Class PO, PO, 04/25/34	498
609	Series 2004-7, Class 2A1, FRN, 4.06%, 06/25/34	601

SEE NOTES TO FINANCIAL STATEMENTS.

86   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Non-Agency CMO — Continued
981		Series 2004-HYB1, Class 2A, VAR, 4.23%, 05/20/34	978
1,150		Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	1,135
2,000		Series 2004-J8, Class 1A2, 4.75%, 11/25/19	1,971
1,166		Series 2005-16, Class A23, 5.50%, 09/25/35	1,160
4,174		Series 2005-22, Class 2A1, FRN, 5.28%, 11/25/35	4,169
		First Horizon Alternative Mortgage Securities,
2,908		Series 2004-AA4, Class A1, FRN, 5.39%, 10/25/34	2,913
1,064		Series 2005-AA5, Class 1A2, FRN, 5.32%, 07/25/35	1,067
740		Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	696
		First Horizon Asset Securities, Inc.,
554		Series 2003-7, Class 2A1, 4.50%, 09/25/18	540
1,652		Series 2003-9, Class 1A6, 5.50%, 11/25/33	1,513
1,036		Series 2004-4, Class 2A2, 4.50%, 07/25/19	1,017
3,119		Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	3,093
3,920		Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35 (m)	3,906
685		Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	684
		GMAC Mortgage Corp. Loan Trust,
1,723		Series 2004-J2, Class A2, FRN, 5.82%, 06/25/34	1,729
2,629		Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	2,608
3,424		Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	3,391
		GSR Mortgage Loan Trust,
228		Series 2004-3F, Class 3A8, 13.50%, 02/25/34	302
2,226		Series 2004-10F, Class 1A1, 4.50%, 08/25/19	2,199
859		Series 2004-10F, Class 2A1, 5.00%, 08/25/19	855
240		Series 2004-13F, Class 3A3, 6.00%, 11/25/34	243
2,010		Series 2006-1F, Class 1AP, PO, 02/25/36	1,548
		Indymac Index Mortgage Loan Trust,
17,425		Series 2005-AR11, Class A7, FRN, IO, 0.74%, 08/25/35	267
651		Series 2006-AR3, Class 2A1A, VAR, 6.41%, 03/25/36	664
		Kidder Peabody Mortgage Assets Trust,
162		Series B, Class A1, PO, 04/22/18	136
		MASTR Adjustable Rate Mortgages Trust,
695		Series 2004-4, Class 2A1, VAR, 3.53%, 05/25/34	696
2,335		Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	2,295
6,505		Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	6,336
		MASTR Alternative Loans Trust,
829		Series 2003-8, Class 3A1, 5.50%, 12/25/33	826
624		Series 2003-9, Class 8A1, 6.00%, 01/25/34	632
296		Series 2004-1, Class 30, PO, 02/25/34	230
694		Series 2004-3, Class 30, PO, 04/25/34	568
675		Series 2004-3, Class 30X1, IO, 6.00%, 04/25/34	156
750		Series 2004-5, Class 30, PO, 06/25/34	611
353		Series 2004-5, Class 30X1, IO, 6.00%, 06/25/34	77
428		Series 2004-6, Class 30X1, IO, 5.50%, 07/25/34	87
3,727		Series 2004-6, Class 7A1, 6.00%, 07/25/34	3,733
350		Series 2004-7, Class 30, PO, 08/25/34	267
1,243		Series 2004-7, Class AX1, IO, 5.50%, 08/25/34	261
1,869		Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,799
		MASTR Asset Securitization Trust,
799		Series 2003-4, Class 3A2, 5.00%, 05/25/18	794
512		Series 2003-4, Class 5A1, 5.50%, 05/25/33	508
870		Series 2003-4, Class 2A2, 5.00%, 05/25/18	865
550		Series 2003-10, Class 15, PO, 11/25/18	429
321		Series 2003-11, Class 15, PO, 12/25/18	258
383		Series 2004-1 Class 30, PO, 02/25/34	293
514		Series 2004-3, PO, 03/25/34	400
1,601		Series 2004-6, Class 2A9, 5.25%, 11/26/16	1,593
1,143		Series 2004-8, PO, 08/25/19	897
		MASTR Resecuritization Trust,
5,200		Series 2005-PO, Class 3, PO, 05/28/35 (e)	3,632
		Merrill Lynch Trust,
5		Series 7, Class B, PO, 04/20/18	5
145		Series 47, Class Z, 8.99%, 10/20/20	155
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 7,593.60%, 04/20/21	2
		MortgageIT Trust,
1,874		Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	1,881
		Nomura Asset Acceptance Corp.,
822		Series 2003-A1, Class A1, 5.50%, 05/25/33	817
437		Series 2003-A1, Class A2, 6.00%, 05/25/33	436
115		Series 2003-A1, Class A5, 7.00%, 04/25/33	114
458		Series 2003-A1, Class A7, 5.00%, 04/25/18	455
1,530		Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,562
		Prime Mortgage Trust,
735		Series 2004-1, Class 2A3, 5.25%, 08/25/34	725

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   87

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
1,644	Series 2005-4, Class 4, PO, 10/25/35	1,140
	Residential Accredit Loans, Inc.,
290	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	288
825	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	805
792	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	776
1,750	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	123
2,147	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	158
2,441	Series 2003-QS12, Class A2A, IF, IO, 2.28%, 06/25/18	127
1,069	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	168
14,529	Series 2003-QS13, Class A6, IF, IO, 07/25/33	342
2,694	Series 2003-QS14, Class A1, 5.00%, 07/25/18	2,644
2,626	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,579
755	Series 2004-QA6, Class NB2, VAR, 5.30%, 12/25/34	757
1,689	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,676
1,836	Series 2004-QS10, Class A6, 6.00%, 07/25/34	1,866
448	Series 2005-QA7, Class A21, VAR, 4.83%, 07/25/35	442
532	Series 2005-QA10. Series A31, VAR, 5.62%, 09/25/35	535
661	Series 2006-QA1, Class A21, VAR, 5.99%, 01/25/36	668
704	Series 2006-QS4, Class A7, IF, 4.74%, 04/25/36	700
	Residential Asset Securitization Trust,
619	Series 2003-A13, Class A3, 5.50%, 01/25/34	612
564	Series 2003-A14, Class A1, 4.75%, 02/25/19	547
497	Series 2005-A11, PO, 10/25/35	384
	Residential Funding Mortgage Securities I,
1,627	Series 2003-S7, Class A17, 4.00%, 05/25/33	1,537
438	Series 2003-S11, Class A1, 2.50%, 06/25/18	421
1,295	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,237
1,554	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,490
1,081	Series 2003-S14, Class A4, PO, 07/25/18	876
1,302	Series 2004-S6, Class 2A6, PO, 06/25/34	933
1,370	Series 2004-S6, Class 3A5, 4.50%, 06/25/19	1,322
2,336	Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	2,346
	Residential Funding Securities Corp.,
140	Series 2002-RM1, Class AP1, PO, 12/25/17	121
311	Series 2003-RM2, Class AP3, PO, 05/25/33	251
	Salomon Brothers Mortgage Securities VII, Inc.,
18	Series 2000-UP1, Class A2, 8.00%, 09/25/30	18
392	Series 2003-UP2, Class 1, PO, 12/25/18	318
	Structured Adjustable Rate Mortgage Loan Trust,
2,934	Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	2,831
	Structured Asset Securities Corp.,
140	Series 2002-10H, Class 1AP, PO, 05/25/32	117
1,036	Series 2003-8, Class 1A2, 5.00%, 04/25/18	1,022
7,132	Series 2004-20, Class 1A3, 5.25%, 11/25/34 (m)	6,972
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
22,285	Series 2005-2, Class 1A4, IF, IO, 0.09%, 04/25/35	193
1,489	Series 2005-4, Class CB7, 5.50%, 06/25/35	1,485
952	Series 2005-4, Class DP, PO, 06/25/20	750
3,105	Series 2005-6, Class 2A4, 5.50%, 08/25/35	3,100
	Washington Mutual MSC Mortgage Pass-Through Certificates,
2,165	Series 2002-MS12, Class A, 6.50%, 05/25/32	2,161
520	Series 2004-RA4, Class 1P, PO, 04/25/19	442
	Washington Mutual, Inc.,
1,849	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,816
197	Series 2003-AR5, Class A5, VAR, 3.84%, 06/25/33	196
777	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	755
224	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	222
1,549	Series 2003-S8, Class A4, 4.50%, 09/25/18	1,503
1,554	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,502
398	Series 2003-S9, Class P, PO, 10/25/33	294
2,365	Series 2003-S10, Class A5, 5.00%, 10/25/18	2,363
358	Series 2003-S10, Class A6, PO, 10/25/18	256
631	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	624
791	Series 2005-AR5, Class A1, VAR, 4.67%, 05/25/35	790
658	Series 2006-AR10, Class 2P, VAR, 09/25/36	547
	Wells Fargo Mortgage Backed Securities Trust,
1,191	Series 2003-8, Class A9, 4.50%, 08/25/18	1,146
1,339	Series 2003-11, Class 1A, PO, 10/25/18	1,064
3,625	Series 2003-11, Class 1A4, 4.75%, 10/25/18	3,583
1,404	Series 2003-13, Class A7, 4.50%, 11/25/18	1,332
509	Series 2003-14, Class 1A1, 4.75%, 12/25/18	495

SEE NOTES TO FINANCIAL STATEMENTS.

88   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Non-Agency CMO — Continued
33,496		Series 2003-16, Class 2A, VAR, IO, 0.12%, 12/25/18	140
1,187		Series 2003-16, Class 2A1, 4.50%, 12/25/18	1,144
982		Series 2003-17, Class 2A4, 5.50%, 01/25/34	969
1,559		Series 2003-17, Class A, PO, 01/25/34	1,147
861		Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	832
470		Series 2004-1, Class A11, Zero Coupon, 01/25/34	263
3,745		Series 2004-7, Class 2A2, 5.00%, 07/25/19	3,679
5,543		Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	5,464
561		Series 2004-Q, Class 1A3, FRN, 4.91%, 09/25/34	555
3,682		Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	3,584
1,253		Series 2004-S, Class A7, FRN, 3.54%, 09/25/34	1,215
4,252		Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	4,202
4,345		Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	4,317
985		Series 2005-9, Class 1A, PO, 10/25/35	701
744		Series 2005-15, Class A, PO, 12/25/20	588
2,746		Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	2,697
1,929		Series 2005-AR16, Class 2A1, VAR, 4.93%, 10/25/35	1,931
2,378		Series 2006-3, Class A8, 5.50%, 03/25/36	2,353
			247,171
		Total Collateralized Mortgage Obligations (Cost $661,351)	658,367
		Commercial Mortgage-Backed Securities — 0.0% (g)
108		Bear Stearns Commercial Mortgage Securities, Series 2000-WF1, Class A1, 7.64%, 02/15/32 (Cost $114)	110
		Mortgage Pass-Through Securities — 19.3%
		Federal Home Loan Mortgage Corp., Gold Pools,
505		3.50%, 05/01/19	468
15,056		4.00%, 06/01/13 – 05/01/19 (m)	14,363
875		4.00%, 10/01/33	803
707		4.50%, 10/01/18	686
224		5.50%, 06/01/17	225
9,604		5.50%, 10/01/33 – 07/01/35	9,552
1,178		6.00%, 06/01/17 – 04/01/18	1,198
3,228		6.00%, 01/01/14 – 02/01/24	3,285
1,728		6.00%, 11/01/28 – 12/01/33	1,750
1,485		6.50%, 08/01/12 – 02/01/19	1,521
1,588		6.50%, 05/01/22 – 11/01/22	1,634
7,164		6.50%, 05/01/24 – 11/01/36 (m)	7,316
1,293		7.00%, 12/01/14 – 03/01/16	1,332
1,681		7.00%, 01/01/17 – 07/01/17	1,726
3,531		7.00%, 07/01/29 – 10/01/36	3,642
532		7.50%, 07/01/08 – 12/01/15	543
116		8.50%, 08/01/30	124
276		10.50%, 07/20/21	305
		Federal Home Loan Mortgage Corp., Conventional Pools,
30		7.50%, 03/01/09 – 05/01/17	31
2		8.00%, 04/01/09	2
—	(h)	8.50%, 05/01/07 – 02/01/08	—	(h)
50		8.75%, 06/01/17	50
27		10.50%, 05/01/19	29
49		12.00%, 08/01/15 – 07/01/19	53
1,028		ARM, 4.12%, 04/01/34	1,011
931		ARM, 4.27%, 12/01/33	918
450		ARM, 4.66%, 03/01/35	445
1,953		ARM, 5.48%, 03/01/36	1,957
682		ARM, 5.94%, 10/01/36	687
195		ARM, 6.20%, 01/01/30	198
		Federal National Mortgage Association Pools,
15,728		4.00%, 07/01/18 – 12/01/18 (m)	14,924
3,378		4.00%, 08/01/33 – 04/01/34	3,100
1,836		4.00%, 11/01/33	1,659
3,078		4.50%, 11/01/14 – 08/01/33	2,995
6,437		4.50%, 07/01/18 – 12/01/19	6,248
1,564		4.50%, 05/01/29 – 02/01/35	1,481
3,272		5.00%, 12/01/16 – 11/01/18	3,237
611		5.00%, 09/01/35	594
3,126		5.50%, 06/01/12 – 09/01/33	3,132
513		5.50%, 09/01/19	515
12,713		5.50%, 04/01/33 – 03/01/34	12,639
1,164		6.00%, 06/01/08 – 02/01/14	1,172
2,621		6.00%, 06/01/16 – 07/01/19	2,663
5,679		6.00%, 12/01/28 – 09/01/33	5,749
84		6.25%, 07/01/23	86
1,395		6.50%, 04/01/08 – 08/01/20	1,428
1,617		6.50%, 03/01/29 – 08/01/33	1,664
7,408		6.50%, 06/01/16 – 06/01/36	7,595
6,089		7.00%, 12/01/16 – 08/01/21	6,262
2,197		7.00%, 04/01/17 – 02/01/33	2,276
595		7.00%, 10/01/46	608
313		7.50%, 03/01/17 – 10/01/17	325
147		7.50%, 09/01/21	153
1,261		7.50%, 08/01/36	1,302

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   89

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
846	8.00%, 04/01/11 – 01/01/16	873
1,856	8.00%, 03/01/27 – 11/01/28	1,965
254	8.50%, 12/01/07 – 09/01/11	264
551	8.50%, 04/01/26 – 06/01/30	592
6	9.00%, 02/01/10	6
967	9.00%, 05/01/18 – 06/01/31	1,047
27	9.50%, 07/01/28	30
84	10.00%, 07/01/19 – 02/01/24	92
109	10.20%, 06/25/21	121
64	10.25%, 07/15/13	70
58	10.50%, 11/01/18	64
58	11.00%, 04/01/19	65
29	11.00%, 08/20/20	32
45	12.50%, 01/01/16	50
1,370	ARM, 3.96%, 06/01/34	1,344
1,229	ARM, 3.99%, 05/01/34	1,210
1,131	ARM, 4.05%, 02/01/34	1,113
1,576	ARM, 4.11%, 09/01/33	1,543
678	ARM, 4.16%, 03/25/07	670
1,191	ARM, 4.20%, 10/01/34	1,175
2,722	ARM, 4.25%, 07/01/33 – 04/01/34	2,704
1,181	ARM, 4.29%, 06/01/35	1,164
4,179	ARM, 4.60%, 04/01/35	4,142
941	ARM, 4.70%, 03/25/07	942
1,072	ARM, 4.75%, 02/01/35	1,064
1,930	ARM, 4.78%, 08/01/34	1,919
1,371	ARM, 4.79%, 10/01/34	1,363
819	ARM, 4.81%, 10/01/34	814
7,633	ARM, 4.84%, 01/01/35 (m)	7,566
879	ARM, 4.87%, 01/01/33	871
1,082	ARM, 4.89%, 04/01/34	1,086
1,578	ARM, 4.96%, 07/01/33	1,560
875	ARM, 5.48%, 11/01/33	893
93	ARM, 5.56%, 11/01/32	93
72	ARM, 5.61%, 09/01/27	73
282	ARM, 5.62%, 03/01/29	285
59	ARM, 6.69%, 03/01/19	59
	Government National Mortgage Association, Various Pools,
886	3.50%, 09/20/33	762
1,106	6.00%, 04/20/17 – 06/15/18	1,124
273	6.38%, 08/15/26	279
529	6.50%, 03/15/23 – 11/15/23	545
1,533	6.50%, 03/15/28 – 04/15/33	1,579
203	7.00%, 09/15/14 – 10/15/16	209
115	7.00%, 08/15/23	119
1,312	7.00%, 04/15/32 – 06/15/33	1,366
142	7.50%, 11/15/17	148
466	7.50%, 11/15/22 – 01/15/33	488
856	8.00%, 01/15/16	900
116	8.00%, 01/15/08 – 11/20/28	124
45	8.50%, 07/15/08 – 05/20/25	47
15	9.00%, 02/15/30 – 01/15/31	17
35	11.00%, 01/15/21	39
	Total Mortgage Pass-Through Securities (Cost $184,667)	184,331
	U.S. Government Agency Securities — 1.3%
4,364	Federal Home Loan Bank System, 4.72%, 09/20/12	4,294
	Federal Home Loan Mortgage Corp.,
1,554	6.63%, 09/15/09 (m)	1,620
518	6.88%, 09/15/10	553
50	Federal Housing Authority, 7.43%, 08/01/20	50
	Federal National Mortgage Association,
518	5.50%, 03/15/11	530
3,159	6.13%, 03/15/12	3,340
1,036	6.63%, 09/15/09 (m)	1,080
1,036	7.25%, 01/15/10	1,103
	Total U.S. Government Agency Securities (Cost $12,592)	12,570
	U.S. Treasury Obligations — 0.5%
	U.S. Treasury Bonds,
1,036	10.38%, 11/15/12	1,074
2,460	12.00%, 08/15/13	2,711
	U.S. Treasury Bonds Coupon STRIPS,
75	02/15/11 (c)	63
82	08/15/11 (c)	67
932	05/15/14	673
129	02/15/16	86
	Total U.S. Treasury Obligations (Cost $5,112)	4,674
	Total Long-Term Investments (Cost $866,430)	862,665
SHARES
Short-Term Investment — 9.4%
	Investment Company — 9.4%
89,264	JPMorgan Liquid Assets Money Market Fund (b) (Cost $89,264)	89,264

SEE NOTES TO FINANCIAL STATEMENTS.

90   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — 0.0% (g)
	Repurchase Agreements — 0.0% (g)
24	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $25, collateralized by U.S. Government Agency Mortgages	24
25	Bear Stearns Cos., Inc., 5.31%, dated 02/28/07, due 03/01/07, repurchase price $26, collateralized by U.S. Government Agency Mortgages	25
25	HSBC Securities, Inc., 5.32%, dated 02/28/07, due 03/01/07, repurchase price $26, collateralized by U.S. Government Agency Securities	25
25	Lehman Brothers, Inc., 5.32%, dated 02/28/07, due 03/01/07, repurchase price $26, collateralized by U.S. Government Agency Mortgages	25
25	Morgan Stanley, 5.34%, dated 02/28/07, due 03/01/07, repurchase price $26, collateralized by U.S. Government Agency Mortgages	25
	Total Investments of Cash Collateral for Securities on Loan (Cost $124)	124
	Total Investments — 99.7% (Cost $955,818)	952,053
	Other Assets in Excess of Liabilities — 0.3%	2,996
	NET ASSETS — 100.0%	$955,049

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   91

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 97.8%
	Asset-Backed Securities — 6.7%
311	Advanta Mortgage Loan Trust, Series 2000-2, Class A6, SUB, 7.72%, 03/25/15	311
900	AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A4, 5.21%, 09/06/13	904
345	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, FRN, 6.07%, 08/25/32	346
	Capital Auto Receivables Asset Trust,
1,500	Series 2006-1, Class A4, 5.04%, 05/17/10	1,499
3,800	Series 2006-2, Class A3A, 4.98%, 05/15/11	3,799
2,730	Capital One Auto Finance Trust, Series 2005-C, Class A4A, 4.71%, 06/15/12	2,714
1,955	Capital One Master Trust, Series 1998-1, Class A, 6.31%, 06/15/11	1,980
	Capital One Multi-Asset Execution Trust,
1,000	Series 2003-A4, Class A4, 3.65%, 07/15/11	980
395	Series 2003-B5, Class B5, 4.79%, 08/15/13	390
2,000	Series 2005-A8, Class A, 4.40%, 08/15/11	1,982
1,500	Series 2006-A2, Class A, 4.85%, 11/15/13	1,498
	CarMax Auto Owner Trust,
2,200	Series 2005-1, Class A4, 4.35%, 03/15/10	2,178
1,350	Series 2006-1, Class A4, 5.41%, 06/15/11	1,364
	Citibank Credit Card Issuance Trust,
80	Series 2002-B1, Class B1, FRN, 5.70%, 06/25/09	80
50	Series 2002-C3, Class C3, FRN, 6.50%, 12/15/09	50
350	Series 2003-A3, Class A3, 3.10%, 03/10/10	343
1,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	989
	Citibank Credit Card Master Trust I,
640	Series 1999-2, Class A, 5.88%, 03/10/11	651
285	Series 1999-2, Class B, 6.15%, 03/10/11	291
1,297	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	1,281
191	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	190
249	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.49%, 09/25/29	248
361	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, 03/15/08	360
750	GE Capital Credit Card Master Note Trust, Series 2005-3, Class A, 4.13%, 06/15/13	732
3,000	Honda Auto Receivables Owner Trust, Series 2005-2, Class A4, 4.15%, 10/15/10	2,964
1,375	Household Automotive Trust, Series 2006-1, Class A3, 5.43%, 06/17/11	1,382
2,000	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	2,006
260	Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class A, 5.50%, 01/18/11	260
43	Hyundai Auto Receivables Trust, Series 2005-A, Class A2, 3.88%, 06/16/08	43
	MBNA Credit Card Master Note Trust,
239	Series 2002-C1, Class C1, 6.80%, 07/15/14	255
40	Series 2003-A1, Class A1, 3.30%, 07/15/10	39
260	Series 2003-A6, Class A6, 2.75%, 10/15/10	253
1,000	Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,040
	MBNA Master Credit Card Trust,
65	Series 1999-B, Class C, 6.65%, 08/15/11 (e)	67
5,539	Series 1999-J, Class B, 7.40%, 02/15/12	5,845
167	Series 2000-D, Class A, FRN, 5.52%, 09/15/09	167
1,000	Series 2000-D, Class C, 8.40%, 09/15/09	1,004
760	Series 2000-E, Class A, 7.80%, 10/15/12	825
14	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	14
107	Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.35%, 03/25/32	106
79	Residential Funding Mortgage Securities II, Series 2000-HI1, Class AI7, SUB, 8.29%, 02/25/25	80
500	USAA Auto Owner Trust, Series 2005-3, Class A3, 4.55%, 02/16/10	498
22	Vanderbilt Mortgage Finance, Series 1996-A, Class A5, 7.43%, 05/07/26	22
1,500	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,506
	WFS Financial Owner Trust,
3,603	Series 2003-2, Class A4, 2.41%, 12/20/10	3,590
666	Series 2003-4, Class A4, 3.15%, 05/20/11	660
	Total Asset-Backed Securities (Cost $47,647)	47,786
	Collateralized Mortgage Obligations — 12.9%
	Agency CMO — 11.3%
	Federal Home Loan Mortgage Corp.,
50	Series 2, Class Z, 9.30%, 03/15/19	53
26	Series 12, Class A, 9.25%, 11/15/19	26
53	Series 16, Class D, 10.00%, 10/15/19	55
68	Series 17, Class I, 9.90%, 10/15/19	72
110	Series 23, Class F, 9.60%, 04/15/20	118

SEE NOTES TO FINANCIAL STATEMENTS.

92   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
55		Series 26, Class F, 9.50%, 02/15/20	58
11		Series 81, Class A, 8.13%, 11/15/20	11
49		Series 85, Class C, 8.60%, 01/15/21	51
49		Series 99, Class Z, 9.50%, 01/15/21	52
7		Series 159, Class H, 4.50%, 09/15/21	7
13		Series 189, Class D, 6.50%, 10/15/21	13
—	(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	—	(h)
11		Series 1053, Class G, 7.00%, 03/15/21	11
31		Series 1056, Class KZ, 6.50%, 03/15/21	31
14		Series 1074, Class H, 8.50%, 05/15/21	15
53		Series 1082, Class C, 9.00%, 05/15/21	53
20		Series 1087, Class I, 8.50%, 06/15/21	20
62		Series 1125, Class Z, 8.25%, 08/15/21	62
61		Series 1142, Class IA, 7.00%, 10/15/21	61
9		Series 1169, Class G, 7.00%, 11/15/21	9
41		Series 1173, Class E, 6.50%, 11/15/21	41
2		Series 1211, Class L, 7.00%, 03/15/07	2
—	(h)	Series 1221, Class I, 7.00%, 03/15/07	—	(h)
73		Series 1314, Class L, 8.00%, 07/15/07	73
3		Series 1338, Class Q, PO, 08/15/07	3
106		Series 1343, Class LA, 8.00%, 08/15/22	113
13		Series 1386, Class E, IF, 6.19%, 10/15/07	13
23		Series 1389, Class PS, IF, 6.19%, 10/15/07	23
53		Series 1417, Class FA, FRN, 5.20%, 11/15/07	53
34		Series 1424, Class F, FRN, 4.95%, 11/15/22	34
567		Series 1480, Class LZ, 7.50%, 03/15/23	577
18		Series 1515, Class SA, IF, 8.61%, 05/15/08	18
173		Series 1550, Class SC, IF, 5.75%, 07/15/08	173
121		Series 1565, Class G, 6.00%, 08/15/08	121
17		Series 1575, Class SA, IF, 3.38%, 08/15/08	16
22		Series 1580, Class P, 6.50%, 09/15/08	22
14		Series 1604, Class MB, IF, 6.42%, 11/15/08	14
229		Series 1606, Class H, 6.00%, 11/15/08	228
9		Series 1610, Class PM, 6.25%, 04/15/22	9
155		Series 1612, Class PH, 6.00%, 11/15/08	155
12		Series 1612, Class SD, IF, 6.75%, 11/15/08	12
317		Series 1626, Class PT, 6.00%, 12/15/08	317
158		Series 1641, Class FA, FRN, 6.33%, 12/15/13	161
27		Series 1659, Class TZ, 6.75%, 01/15/09	27
97		Series 1673, Class H, 6.00%, 11/15/22	97
584		Series 1688, Class J, 6.00%, 12/15/13	584
229		Series 1701, Class PH, 6.50%, 03/15/09	230
388		Series 1702, Class TJ, 7.00%, 04/15/13	396
379		Series 1754, Class Z, 8.50%, 09/15/24	405
816		Series 1779, Class Z, 8.50%, 04/15/25	818
19		Series 1807, Class G, 9.00%, 10/15/20	19
21		Series 1838, Class H, 6.50%, 04/15/11	21
318		Series 2534, Class HM, 4.50%, 10/15/16	314
1,000		Series 2617, Class UM, 4.00%, 05/15/15	978
656		Series 2640, Class VM, 4.50%, 12/15/21	644
114		Series 2668, Class AD, 4.00%, 01/15/15	112
1,377		Series 2685, Class MX, 4.00%, 07/15/16	1,343
1,359		Series 2755, Class PA, PO, 02/15/29	1,168
285		Series 2763, Class TA, 4.00%, 03/15/11	281
5,606		Series 2765, Class CA, 4.00%, 07/15/17	5,439
1,474		Series 2780, Class YP, 7.50%, 08/15/18	1,552
930		Series 2782, Class HE, 4.00%, 09/15/17	902
1,000		Series 2786, Class PC, 4.50%, 10/15/16	984
993		Series 2825, Class VP, 5.50%, 06/15/15	1,007
787		Series 2851, Class BD, 4.00%, 02/15/20	769
7,478		Series 2875, Class HA, 4.00%, 11/15/18	7,218
3,082		Series 2962, Class WJ, 5.50%, 06/15/24	3,114
3,225		Series 2993, Class MN, 5.00%, 06/15/23	3,216
4,695		Series R008, Class FK, FRN, 5.72%, 07/15/23	4,719
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
2,132		Series 31, Class Z, 8.00%, 04/25/24	2,281
368		Series 56, Class Z, 7.50%, 09/20/26	381
		Federal National Mortgage Association,
37		Series 1988-7, Class Z, 9.25%, 04/25/18	39
42		Series 1988-13, Class C, 9.30%, 05/25/18	45
36		Series 1988-15, Class A, 9.00%, 06/25/18	39
39		Series 1988-16, Class B, 9.50%, 06/25/18	42
27		Series 1989-2, Class D, 8.80%, 01/25/19	29
82		Series 1989-27, Class Y, 6.90%, 06/25/19	83
21		Series 1989-54, Class E, 8.40%, 08/25/19	22
23		Series 1989-66, Class J, 7.00%, 09/25/19	24
17		Series 1989-70, Class G, 8.00%, 10/25/19	18
327		Series 1989-72, Class E, 9.35%, 10/25/19	359
42		Series 1989-89, Class H, 9.00%, 11/25/19	46
19		Series 1989-96, Class H, 9.00%, 12/25/19	21
29		Series 1990-7, Class B, 8.50%, 01/25/20	31
23		Series 1990-12, Class G, 4.50%, 02/25/20	23
545		Series 1990-19, Class G, 9.75%, 02/25/20	594
83		Series 1990-58, Class J, 7.00%, 05/25/20	87
79		Series 1990-61, Class H, 7.00%, 06/25/20	83
41		Series 1990-106, Class J, 8.50%, 09/25/20	44
17		Series 1990-109, Class J, 7.00%, 09/25/20	17
52		Series 1990-111, Class Z, 8.75%, 09/25/20	54
23		Series 1990-117, Class E, 8.95%, 10/25/20	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   93

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
24		Series 1990-123, Class G, 7.00%, 10/25/20	25
24		Series 1990-132, Class Z, 7.00%, 11/25/20	25
890		Series 1990-137, Class X, 9.00%, 12/25/20	971
7		Series 1991-53, Class J, 7.00%, 05/25/21	7
91		Series 1991-130, Class C, 9.00%, 09/25/21	98
—	(h)	Series 1992-18, Class HC, 7.50%, 03/25/07	—	(h)
17		Series 1992-68, Class M, 8.00%, 05/25/07	17
408		Series 1992-81, Class ZB, 8.50%, 04/25/22	419
8		Series 1992-96, Class B, PO, 05/25/22	7
213		Series 1992-138, Class G, 7.50%, 08/25/22	214
162		Series 1993-71, Class PH, 6.50%, 05/25/08	162
164		Series 1993-101, Class PJ, 7.00%, 06/25/08	165
1,141		Series 1993-129, Class H, 6.50%, 08/25/08	1,144
279		Series 1993-134, Class H, 6.50%, 08/25/08	280
457		Series 1993-154, Class H, 6.00%, 08/25/08	457
17		Series 1993-165, Class SN, IF, 4.43%, 09/25/23	17
11		Series 1993-192, Class SC, IF, 6.83%, 10/25/08	11
16		Series 1993-196, Class FA, FRN, 5.30%, 10/25/08	16
500		Series 1993-220, Class PJ, 6.00%, 11/25/13	501
5		Series 1993-225, Class MC, PO, 11/25/23	4
8		Series 1993-231, Class SB, IF, 6.01%, 12/25/08	8
1		Series 1993-233, Class SC, IF, 5.71%, 12/25/08	1
133		Series 1993-235, Class G, PO, 09/25/23	109
811		Series 1994-7, Class PG, 6.50%, 01/25/09	814
6		Series 1994-12, Class C, 6.25%, 01/25/09	6
17		Series 1994-20, Class Z, 6.50%, 02/25/09	17
89		Series 1994-32, Class Z, 6.50%, 03/25/09	89
102		Series 1994-33, Class H, 6.00%, 03/25/09	102
629		Series 1994-62, Class PH, 6.90%, 11/25/23	634
935		Series 1995-13, Class D, 6.50%, 09/25/08	938
86		Series 1995-13, Class K, 6.50%, 10/25/08	86
7		Series 1995-23, Class OB, PO, 10/25/07	7
7		Series 1997-46, Class PN, 6.50%, 07/18/12	7
24		Series 1997-55, Class B, 7.00%, 02/18/27	25
4		Series 1997-67, Class GA, 4.00%, 02/25/09	4
112		Series 2001-7, Class PQ, 6.00%, 10/25/15	112
421		Series 2001-61, Class VA, 7.00%, 07/25/12	420
5,000		Series 2003-84, Class GC, 4.50%, 05/25/15	4,933
5,000		Series 2003-113, Class PC, 4.00%, 03/25/15	4,885
771		Series 2004-101, Class AR, 5.50%, 01/25/35	780
2,731		Series 2005-40, Class YA, 5.00%, 09/25/20	2,720
3,000		Series 2005-47, Class AN, 5.00%, 12/25/16	2,987
693		Series 2005-48, Class OM, 5.00%, 03/25/30	687
4,464		Series 2005-68, Class JK, 5.25%, 05/25/35	4,422
5,000		Series 2006-39, Class WB, 5.50%, 10/25/30	5,047
34		Series G-11, Class Z, 8.50%, 05/25/21	37
18		Series G-22, Class ZT, 8.00%, 12/25/16	19
42		Series G-41, Class PT, 7.50%, 10/25/21	43
66		Series G92-35, Class E, 7.50%, 07/25/22	70
32		Series G92-40, Class ZC, 7.00%, 07/25/22	34
331		Series G92-44, Class ZQ, 8.00%, 07/25/22	352
73		Series G92-54, Class ZQ, 7.50%, 09/25/22	78
		Federal National Mortgage Association STRIPS,
68		Series 25, Class 1, 6.00%, 02/01/13	68
480		Series 108, Class 1, PO, 03/01/20	428
6		Series 268, Class 2, IO, 9.00%, 02/01/23	2
13		Series B, Class 1, 6.00%, 05/01/09	13
10		Federal National Mortgage Association Whole Loan, Series 1995-W3, Class A, 9.00%, 04/25/25	11
		Government National Mortgage Association,
232		Series 1997-12, Class D, 7.50%, 09/20/27	241
583		Series 2002-71, Class VJ, 6.00%, 12/20/14	583
48		Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.78%, 03/15/21	51
			80,110
		Non-Agency CMO — 1.6%
487		ABN AMRO Mortgage Corp., Series 2003-7, Class A3, 4.50%, 07/25/18	469
3,000		Banc of America Mortgage Securities, Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	2,952
1,328		Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,325
—	(h)	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A4, 6.50%, 02/25/24	—	(h)
849		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	848
1,300		First Horizon Alternative Mortgage Securities, Series 2005-FA7, Class 1A5, 5.50%, 10/25/35	1,305
		GMAC Mortgage Corp., Loan Trust,
51		Series 2003-J1, Class A3, 5.25%, 03/25/18	51
1,359		Series 2003-J4, Class 2A1, 4.75%, 09/25/18	1,323
26		Impac CMB Trust, Series 2003-3, Class M1, FRN, 6.17%, 03/25/33	26
27		Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.50%, 02/22/17	27
1,681		MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,670

SEE NOTES TO FINANCIAL STATEMENTS.

94   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
16	Merrill Lynch Trust, Series 44, Class G, 9.00%, 08/20/20	16
	Paine Webber CMO Trust,
3	Series J, Class 3, 8.80%, 05/01/18	2
22	Series L, Class 4, 8.95%, 07/01/18	24
1,000	Residential Accredit Loans, Inc., Series 2003-QR24, Class A7, 4.00%, 07/25/33	968
23	Salomon Brothers Mortgage Securities VII, Inc., Series 2000-UP1, Class A2, 8.00%, 09/25/30	23
6	Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	6
262	Washington Mutual, Inc., Series 2003-S3, Class 1A31, 5.25%, 06/25/33	261
236	Wells Fargo Mortgage Backed Securities Trust, Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	228
		11,524
	Total Collateralized Mortgage Obligations (Cost $91,240)	91,634
	Commercial Mortgage-Backed Securities — 0.7%
703	Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A2, 3.70%, 02/13/46	688
1,169	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	1,187
157	Commercial Mortgage Acceptance Corp., Series 1992-C2, Class A2, 6.03%, 09/15/30	157
1,000	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	1,038
1,680	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	1,707
	Total Commercial Mortgage-Backed Securities (Cost $4,768)	4,777
	Corporate Bonds — 21.3%
	Airlines — 0.1%
630	American Airlines, Inc., FRN, 5.99%, 09/23/07	630
	Automobiles — 0.6%
4,000	Daimler Chrysler NA Holding Corp., 4.05%, 06/04/08 (c)	3,937
	Capital Markets — 3.3%
	Bear Stearns Cos., Inc. (The),
1,000	2.88%, 07/02/08	971
2,975	4.00%, 01/31/08 (c)	2,945
610	6.75%, 12/15/07	617
	Citicorp,
441	Series C, 6.75%, 10/15/07	444
545	Series C, 7.00%, 07/01/07	548
	Credit Suisse First Boston USA, Inc.,
2,000	4.70%, 06/01/09 (c)	1,987
551	6.90%, 10/01/07	556
	Goldman Sachs Group, Inc.,
2,000	3.88%, 01/15/09	1,960
2,000	6.65%, 05/15/09	2,067
500	Series A, 6.50%, 02/25/09 (e)	513
	Lehman Brothers Holdings, Inc.,
450	3.50%, 08/07/08 (c)	440
941	8.50%, 05/01/07	945
1,000	Lehman Brothers, Inc., 6.63%, 02/15/08	1,013
	Merrill Lynch & Co., Inc.,
1,000	4.79%, 08/04/10	991
2,500	6.00%, 02/17/09	2,542
	Morgan Stanley,
500	3.88%, 01/15/09	490
3,850	5.80%, 04/01/07	3,851
515	Morgan Stanley Group, Inc., 6.88%, 03/01/07	515
		23,395
	Chemicals — 0.4%
	Dow Chemical Co. (The),
1,810	5.97%, 01/15/09	1,829
705	6.13%, 02/01/11	722
		2,551
	Commercial Banks — 3.0%
	Bank of America Corp.,
685	6.63%, 08/01/07	688
362	6.63%, 10/15/07	365
1,790	7.13%, 03/01/09	1,857
388	7.13%, 10/15/11	420
103	Bankers Trust Corp., Series A, 6.70%, 10/01/07	104
1,050	Bayerische Landesbank, Series YDPN, 5.88%, 12/01/08	1,061
500	BB&T Corp., 7.25%, 06/15/07	503
	FleetBoston Financial Corp.,
400	4.20%, 11/30/07	397
470	6.50%, 03/15/08	476
5,000	M&I Marshall & Ilsley Bank, 3.80%, 02/08/08	4,929
460	PNC Funding Corp., 6.88%, 07/15/07 (c)	462
2,800	Royal Bank of Canada (Canada), 3.88%, 05/04/09	2,735
2,215	SunTrust Banks, Inc., 4.00%, 10/15/08	2,176

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   95

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
	Wachovia Corp.,
500	6.00%, 10/30/08	507
1,600	6.25%, 08/04/08	1,618
3,235	Wells Fargo & Co., 3.12%, 08/15/08	3,141
		21,439
	Computers & Peripherals — 0.6%
4,109	International Business Machines Corp., 3.80%, 02/01/08	4,059
	Consumer Finance — 3.5%
1,000	AIG SunAmerica Global Financing VII, 5.85%, 08/01/08 (e)	1,009
2,000	American Express Credit Corp., 3.00%, 05/16/08	1,950
500	American General Finance Corp., Series H, 4.50%, 11/15/07	498
570	American Honda Finance Corp., 3.85%, 11/06/08 (e)	559
1,875	Beneficial Corp., 6.47%, 11/17/08	1,899
	HSBC Finance Corp.,
506	6.88%, 03/01/07	506
600	7.88%, 03/01/07	600
	International Lease Finance Corp.,
5,000	3.50%, 04/01/09	4,854
1,400	4.50%, 05/01/08	1,387
	John Deere Capital Corp.,
3,500	3.88%, 03/07/07	3,499
1,800	Series D, 3.63%, 05/25/07	1,793
	Pitney Bowes Credit Corp.,
2,100	5.75%, 08/15/08	2,121
2,852	8.63%, 02/15/08	2,915
1,000	SLM Corp., 4.00%, 01/15/10	972
		24,562
	Diversified Financial Services — 5.6%
	Associates Corp. of North America,
1,400	6.88%, 11/15/08 (c)	1,440
1,121	8.15%, 08/01/09	1,200
340	8.55%, 07/15/09	366
1,300	Caterpillar Financial Services Corp., Series F, 4.50%, 09/01/08	1,288
	CIT Group Holdings, Inc.,
500	4.13%, 11/03/09	489
500	5.88%, 10/15/08	506
	General Electric Capital Corp.,
950	8.30%, 09/20/09	1,025
2,000	8.63%, 06/15/08	2,080
2,800	Series A, 3.50%, 05/01/08	2,749
4,150	Series A, SUB, 8.13%, 04/01/08	4,279
1,000	John Hancock Global Funding II, 3.50%, 01/30/09 (e)	969
	MassMutual Global Funding II,
1,600	2.55%, 07/15/08 (e)	1,540
3,765	3.25%, 06/15/07 (e)	3,743
1,000	5.08%, 03/05/07 (e)	1,000
465	National Rural Utilities Cooperative Finance Corp., 3.25%, 10/01/07	460
4,000	New York Life Global Funding, 3.88%, 01/15/09 (e)	3,912
	Pricoa Global Funding I,
1,510	3.90%, 12/15/08 (e)	1,475
3,000	4.35%, 06/15/08 (e)	2,956
1,000	Textron Financial Corp., 4.13%, 03/03/08	990
	TIAA Global Markets, Inc.,
450	4.13%, 11/15/07 (e)	446
3,330	5.00%, 03/01/07 (e)	3,330
	USAA Capital Corp.,
500	4.00%, 12/10/07 (e)	495
600	6.58%, 10/01/07 (e)	603
175	Series B, 4.64%, 12/15/09 (e)	175
	Wells Fargo Financial, Inc.,
1,900	6.85%, 07/15/09	1,970
242	7.20%, 05/01/07	242
		39,728
	Diversified Telecommunication Services — 0.7%
1,500	SBC Communications Capital Corp., Series D, 6.79%, 07/13/07	1,507
500	Southwestern Bell Telephone, Series C, 5.95%, 10/15/07	501
2,870	Verizon Communications, Series PA-892, Rev., 6.46%, 04/15/08	2,906
		4,914
	Food & Staples Retailing — 0.1%
1,000	Wal-Mart Stores, Inc., 4.00%, 01/15/10	976
	Independent Power Producers & Energy Traders — 0.1%
500	Constellation Energy Group, Inc., 6.13%, 09/01/09 (c)	511
	Insurance — 0.8%
1,050	Allstate Corp. (The), 2.50%, 06/20/08 (e)	1,014
900	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	884

SEE NOTES TO FINANCIAL STATEMENTS.

96   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
1,000	Jackson National Life Global Funding, 3.50%, 01/22/09 (e)	973
500	Metropolitan Life Global Funding I, 2.60%, 06/19/08 (e)	480
	Monumental Global Funding II,
125	3.45%, 11/30/07 (e)	123
1,000	3.85%, 03/03/08 (e)	986
1,085	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	1,062
		5,522
	Multi-Utilities — 0.4%
3,000	Duke Energy Corp., 4.20%, 10/01/08 (c)	2,958
	Oil, Gas & Consumable Fuels — 0.3%
1,500	Occidental Petroleum Corp., 4.00%, 11/30/07	1,487
1,000	Union Texas Petroleum Holdings, Inc., 8.50%, 04/15/07	1,004
		2,491
	Paper & Forest Products — 0.3%
690	International Paper Co., 4.25%, 01/15/09	678
	Willamette Industries, Inc.,
750	Series C, 6.45%, 06/18/09	765
1,000	Series C, 6.45%, 07/14/09	1,023
		2,466
	Real Estate Investment Trusts (REITs) — 0.1%
1,000	Simon Property Group LP, 3.75%, 01/30/09	976
	Road & Rail — 0.5%
1,440	Burlington Northern Santa Fe Corp., 6.13%, 03/15/09	1,465
2,000	Union Pacific Corp., 6.79%, 11/09/07 (c)	2,016
		3,481
	Thrifts & Mortgage Finance — 0.9%
	Countrywide Home Loans, Inc.,
1,750	5.63%, 05/15/07	1,750
1,788	Series E, 6.94%, 07/16/07	1,797
	Washington Mutual, Inc.,
1,000	4.00%, 01/15/09 (c)	980
1,820	4.20%, 01/15/10	1,779
		6,306
	Total Corporate Bonds (Cost $151,905)	150,902
	Mortgage Pass-Through Securities — 8.7%
	Federal Home Loan Mortgage Corp. Gold Pools,
4,832	4.00%, 07/01/18 – 9/01/18	4,587
1,503	4.50%, 04/01/16	1,459
6,364	5.00%, 05/01/18	6,295
165	5.50%, 01/01/09 – 11/01/12	166
117	6.00%, 07/01/08 – 06/01/11	118
88	6.00%, 01/01/19	90
1,292	6.00%, 07/01/32	1,309
98	6.25%, 07/01/09	98
799	6.50%, 10/01/08 – 07/01/16	818
11	6.50%, 07/01/13	11
240	6.50%, 08/01/18 – 05/01/21	247
621	7.00%, 03/01/07 – 03/01/15	635
57	7.00%, 03/01/14	59
351	7.50%, 04/01/07 – 11/01/11	355
1	7.50%, 11/01/07	1
798	7.50%, 10/01/16 – 07/01/18	837
383	8.00%, 09/01/09 – 01/01/12	392
97	8.50%, 02/01/08 – 05/01/10	101
20	8.50%, 11/01/15	20
761	ARM, 4.66%, 03/01/35	754
	Federal Home Loan Mortgage Corp. Pools,
1	7.50%, 05/01/08	1
962	8.00%, 06/01/07 – 05/01/19	975
53	8.25%, 08/01/09 – 08/01/17	54
76	8.50%, 12/01/07 – 11/01/19	77
143	8.75%, 05/01/09 – 05/01/11	144
29	9.00%, 09/01/09 – 11/01/09	30
133	ARM, 4.57%, 12/01/17	132
223	ARM, 7.02%, 01/01/27	226
12	ARM, 7.07%, 09/01/25	12
312	ARM, 7.07%, 12/01/27	318
20	ARM, 7.09%, 01/01/27	20
	Federal National Mortgage Association Pools,
1,592	4.00%, 07/01/13	1,547
10,956	4.00%, 07/01/18 – 01/01/19	10,396
1,799	4.50%, 11/01/14	1,768
2,950	4.50%, 05/01/18 – 07/01/18	2,866
148	5.00%, 12/01/13	147
46	5.50%, 07/01/09	46
6,044	5.50%, 08/01/34 – 03/01/37	5,999
397	5.50%, 10/01/08 – 01/01/09	395
424	6.00%, 01/01/09 – 08/01/14	429
544	6.00%, 03/01/18 – 07/01/19	554
120	6.00%, 07/01/17	122

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   97

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
1,695	6.50%, 02/01/08 – 08/01/19	1,744
79	6.50%, 08/01/14 – 03/01/26	81
1,633	6.50%, 05/01/08 – 09/01/13	1,654
217	7.00%, 11/01/07 – 08/01/21	224
348	7.00%, 10/01/08 – 06/01/15	356
730	7.50%, 01/01/08 – 05/01/15	741
13	7.50%, 01/01/11	13
123	7.50%, 08/15/09 – 06/01/16	127
101	8.00%, 07/01/07 – 11/01/15	102
487	8.00%, 01/01/09 – 12/01/30	507
146	8.00%, 07/01/14 – 11/01/15	155
103	8.50%, 01/01/10 – 03/01/27	107
247	8.50%, 11/01/11	255
25	9.00%, 02/01/10 – 03/01/12	25
218	9.00%, 02/01/31	238
1	9.50%, 12/01/09	1
94	9.50%, 07/01/28	103
26	10.00%, 02/01/24	29
50	ARM, 4.86%, 08/01/17	51
2,396	ARM, 4.89%, 12/01/35	2,378
4,837	ARM, 4.92%, 09/01/34	4,812
63	ARM, 5.26%, 01/01/19	64
49	ARM, 5.38%, 11/01/16	49
82	ARM, 5.60%, 07/01/27	83
19	ARM, 6.01%, 08/01/19	19
153	ARM, 6.61%, 03/01/19	152
90	ARM, 6.78%, 06/01/27	91
25	ARM, 7.37%, 05/01/25	26
1	ARM, 7.47%, 10/01/27	1
13	ARM, 7.72%, 10/01/25	14
	Government National Mortgage Association Pools,
124	6.00%, 04/15/14 – 11/20/14	126
283	6.50%, 07/15/08 – 07/15/09	285
16	7.00%, 01/15/09	17
43	7.50%, 09/20/28	45
28	8.00%, 04/15/07 – 09/15/09	28
175	8.00%, 10/15/07 – 06/15/28	184
156	8.50%, 03/20/25 – 04/15/25	168
167	9.00%, 01/15/08 – 10/15/26	172
1,012	9.50%, 07/15/20 – 12/15/25	1,106
94	12.00%, 11/15/19	106
6	ARM, 5.13%, 03/20/16	6
362	ARM, 5.37%, 01/20/16 – 1/20/28	364
290	ARM, 5.75%, 08/20/16 – 9/20/22	293
23	ARM, 6.00%, 08/20/18	23
294	ARM, 6.13%, 11/20/15 – 11/20/25	298
14	ARM, 6.25%, 08/20/21	14
	Total Mortgage Pass-Through Securities (Cost $61,509)	62,047
	U.S. Government Agency Securities — 17.5%
	Federal Farm Credit Bank,
500	3.01%, 08/06/07	495
300	3.05%, 07/07/08	293
400	3.63%, 12/24/07	395
	Federal Home Loan Bank System,
300	2.35%, 03/30/07	299
500	2.49%, 04/13/07	498
300	2.70%, 07/07/08	292
1,000	2.75%, 06/04/07	994
3,000	2.87%, 07/02/08	2,923
4,000	3.00%, 01/08/08	3,931
800	3.00%, 06/18/08	781
500	3.00%, 07/09/08	488
500	3.00%, 07/14/08	488
800	3.00%, 12/17/08	775
1,090	3.01%, 06/25/07	1,082
600	3.01%, 01/18/08	589
1,750	3.02%, 04/22/08	1,713
600	3.03%, 06/30/08	586
905	3.05%, 06/12/08	885
200	3.06%, 03/28/08	196
500	3.10%, 05/21/07	498
2,000	3.13%, 06/29/07	1,986
845	3.13%, 12/30/08	820
390	3.13%, 01/09/09	378
550	3.17%, 09/25/07	544
500	3.23%, 10/26/07	494
605	3.25%, 06/12/08	593
580	3.25%, 07/25/08	568
1,245	3.25%, 12/18/08	1,212
850	3.25%, 01/09/09	827
840	3.30%, 03/04/08	826
500	3.31%, 01/23/09	486
450	3.31%, 04/14/09	436
875	3.32%, 12/18/07	863
1,800	3.33%, 06/10/08	1,766
600	3.33%, 12/19/08	585
1,720	3.35%, 12/26/08	1,676

SEE NOTES TO FINANCIAL STATEMENTS.

98   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Government Agency Securities — Continued
500	3.38%, 10/22/07	494
735	3.38%, 07/30/08	720
1,385	3.45%, 12/05/08	1,353
440	3.50%, 05/20/08	433
450	3.55%, 11/07/07	445
500	3.56%, 01/30/09	488
500	3.63%, 05/05/08	493
2,760	3.63%, 08/13/08	2,714
350	3.63%, 04/15/09	342
500	3.63%, 04/22/09	488
100	6.03%, 01/30/08	101
	Federal Home Loan Mortgage Corp.,
700	3.00%, 04/30/07	697
1,700	3.00%, 09/18/07	1,679
4,000	3.00%, 01/22/08	3,928
500	3.00%, 07/08/08	488
662	3.00%, 07/14/08	646
1,868	3.00%, 11/28/08	1,811
420	3.05%, 09/10/07	415
575	3.15%, 06/04/08	563
2,000	3.25%, 06/04/08	1,959
1,348	3.29%, 06/16/09	1,301
1,000	3.50%, 09/27/07	990
1,089	3.50%, 08/27/08	1,068
2,450	3.50%, 03/25/09	2,384
863	3.60%, 05/13/08	850
2,000	4.13%, 07/12/10	1,959
11,000	6.63%, 09/15/09 (c)	11,464
775	SUB, 3.50%, 04/28/09	754
	Federal National Mortgage Association,
500	2.65%, 07/16/07	495
600	2.65%, 06/30/08	582
10,050	3.00%, 06/04/08	9,816
1,000	3.00%, 06/11/08	977
2,860	3.00%, 06/12/08	2,793
1,250	3.15%, 05/27/09	1,206
660	3.30%, 06/02/09	638
575	3.50%, 07/24/08	564
200	3.50%, 04/09/09	195
4,000	3.88%, 02/15/10 (c)	3,902
29,000	6.38%, 06/15/09	29,952
	Total U.S. Government Agency Securities (Cost $124,055)	124,408
	U.S. Treasury Obligations — 29.7%
	U.S. Treasury Inflation Indexed Bonds,
1,249	3.63%, 01/15/08 (c)	1,265
3,691	3.88%, 01/15/09 (c)	3,817
1,020	4.25%, 01/15/10 (c)	1,082
	U.S. Treasury Notes,
5,000	2.63%, 05/15/08 (c)	4,874
5,000	2.75%, 08/15/07 (c)	4,948
6,000	3.00%, 02/15/08 (c)	5,893
6,000	3.13%, 05/15/07 (c)	5,975
2,000	3.13%, 10/15/08 (c)	1,951
4,000	3.13%, 04/15/09 (c)	3,881
9,000	3.25%, 08/15/08 (m)	8,814
5,000	3.38%, 02/15/08 (c)	4,928
3,000	3.38%, 09/15/09	2,913
6,000	3.50%, 02/15/10 (c)	5,827
10,500	3.63%, 01/15/10 (c)	10,238
38,500	3.88%, 05/15/09 (m)	37,912
2,000	3.88%, 05/15/10 (c)	1,962
10,000	4.00%, 08/31/07 (c)	9,950
3,500	4.00%, 09/30/07 (c)	3,479
15,000	4.25%, 10/31/07 (c)	14,927
8,000	4.38%, 05/15/07 (c)	7,987
10,000	4.38%, 12/31/07 (c)	9,951
6,000	4.63%, 02/29/08 (c)	5,984
8,000	4.63%, 03/31/08 (c)	7,978
1,500	4.63%, 11/15/09 (c)	1,502
1,000	4.75%, 11/15/08 (c)	1,001
1,500	4.75%, 03/31/11 (c)	1,513
1,000	4.88%, 01/31/09 (c)	1,004
17,000	4.88%, 05/15/09 (c)	17,092
22,000	5.63%, 05/15/08 (m)	22,210
	Total U.S. Treasury Obligations (Cost $211,392)	210,858
	Supranational — 0.3%
	International Bank for Reconstruction & Development,
1,500	5.05%, 05/29/08	1,502
544	Zero Coupon, 08/15/08	505
	Total Supranational (Cost $2,020)	2,007
	Total Long-Term Investments (Cost $694,536)	694,419

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   99

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.7%
	Investment Company — 1.7%
12,113	JPMorgan U.S. Government Money Market Fund (b) (Cost $12,113)	12,113

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Investments of Cash Collateral for Securities on Loan — 22.2%
	Asset-Backed Securities — 0.7%
1,014	Countrywide Home Loans, FRN, 5.43%, 12/28/07	1,014
3,242	GSAA, Series 2006-3, Class A1, FRN, 5.40%, 02/22/08	3,242
967	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	967
		5,223
	Certificates of Deposit — 3.3%
4,999	Bank of New York, FRN, 5.40%, 05/02/08	4,999
5,999	Bank of Nova Scotia, New York, FRN, 5.29%, 05/21/07	5,999
5,000	Canadian Imperial Bank, New York, FRN, 5.40%, 03/31/08	5,000
7,000	Skandian, New York, FRN, 5.33%, 08/27/07	7,000
		22,998
	Commercial Paper — 1.1%
7,898	Park Sienna, 5.35%, 03/30/07	7,898
	Corporate Notes — 12.1%
8,000	Beta Finance, Inc., FRN, 5.37%, 01/15/08	8,000
6,800	Caixa Catal, FRN, 5.40%, 03/28/08	6,800
3,000	CDC Financial Products, Inc., FRN, 5.36%, 04/30/07	3,000
1,250	Citigroup Global Markets Holding, Inc., FRN, 5.38%, 03/07/07	1,250
6,999	Comerica, Inc. FRN, 5.31%, 11/13/07	6,999
8,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	8,000
11,000	Goldman Sachs Group, Inc. FRN, 5.42%, 02/29/08	11,000
5,999	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	5,999
8,500	Macquarie Bank Ltd., FRN, 5.34%, 03/31/08	8,500
6,500	Metropolitan Life Global Funding, FRN, 5.31%, 03/31/08	6,500
6,100	Monumental Global Funding, FRN, 5.41%, 02/26/10	6,100
4,000	Morgan Stanley & Co., Inc., FRN, 5.49%, 03/31/08	4,000
4,999	National City Bank Cleveland, FRN, 5.33%, 10/04/07	4,999
5,000	Pricoa Global Funding I, FRN, 5.31%, 03/31/08	5,000
		86,147
	Repurchase Agreements — 5.0%
17,742	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $17,745, collateralized by U.S. Government Agency Mortgages	17,742
17,500	Lehman Brothers Inc., 5.32%, dated 02/28/07, due 03/01/07, repurchase price $17,503, collateralized by U.S. Government Agency Mortgages	17,500
		35,242
	Total Investments of Cash Collateral for Securities on Loan (Cost $157,508)	157,508
	Total Investments — 121.7% (Cost $864,157)	864,040
	Liabilities in Excess of Other Assets — (21.7)%	(153,987)
	NET ASSETS — 100.0%	$710,053

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

100   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.0%
	U.S. Government Agency Securities — 28.9%
	Federal Farm Credit Bank,
800	5.75%, 01/25/08	804
3,000	5.83%, 02/11/08	3,020
360	6.20%, 11/30/09	372
500	6.27%, 01/26/16	549
300	6.52%, 09/24/07	302
1,720	6.82%, 03/16/09	1,785
855	6.90%, 09/01/10	914
	Federal Home Loan Bank System,
16,000	2.45%, 03/23/07	15,971
250	5.49%, 12/22/08	253
8,000	5.61%, 02/11/09	8,106
5,000	5.75%, 05/15/12	5,211
1,265	5.93%, 04/09/08	1,278
675	6.20%, 06/02/09	694
1,000	6.50%, 11/13/09	1,042
100	7.03%, 07/14/09	105
690	7.38%, 02/12/10	738
1,509	New Valley Generation I, 7.30%, 03/15/19	1,699
	Total U.S. Government Agency Securities (Cost $42,770)	42,843
	U.S. Treasury Obligations — 69.1%
	U.S. Treasury Bond,
38,250	10.38%, 11/15/12 (c) (m)	39,635
	U.S. Treasury Notes,
1,000	2.75%, 08/15/07 (c)	990
12,230	3.13%, 05/15/07 (c)	12,179
18,000	3.50%, 02/15/10 (c)	17,481
2,000	4.00%, 08/31/07	1,990
6,000	4.00%, 04/15/10 (c)	5,908
4,000	4.00%, 11/15/12 (c)	3,902
6,000	4.63%, 10/31/11 (c)	6,026
14,000	4.75%, 03/31/11 (c)	14,123
	Total U.S. Treasury Obligations (Cost $106,003)	102,234
	Total Long-Term Investments (Cost $148,773)	145,077

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
650	JPMorgan 100% U.S. Treasury Securities Money Market Fund (b) (Cost $650)	650
PRINCIPAL AMOUNT($)
Investments of Cash Collateral for Securities on Loan — 26.7%
	Repurchase Agreements — 26.7%
7,780	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $7,781, collateralized by U.S. Government Agency Mortgages	7,780
8,000	Bear Stearns Cos., Inc., 5.31%, dated 02/28/07, due 03/01/07, repurchase price $8,001, collateralized by U.S. Government Agency Mortgages	8,000
7,750	HSBC Securities, Inc., 5.32%, dated 02/28/07, due 03/01/07, repurchase price $7,751, collateralized by U.S. Government Agency Securities	7,750
8,000	Lehman Brothers, Inc., 5.32%, dated 02/28/07, due 03/01/07, repurchase price $8,001, collateralized by U.S. Government Agency Mortgages	8,000
8,000	Morgan Stanley, 5.34%, dated 02/28/07, due 03/01/07, repurchase price $8,001, collateralized by U.S. Government Agency Mortgages	8,000
	Total Investments of Cash Collateral for Securities on Loan (Cost $39,530)	39,530
	Total Investments — 125.1% (Cost $188,953)	185,257
	Liabilities in Excess of Other Assets — (25.1)%	(37,220)
	NET ASSETS — 100.0%	$148,037

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   101

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 91.4%
	Asset-Backed Securities — 13.0%
	ACE Securities Corp.,
9,981	Series 2001-HE1, Class M1, FRN, 6.82%, 11/20/31	9,988
4,303	Series 2002-HE3, Class M1, FRN, 6.52%, 10/25/32	4,307
347	Advanta Mortgage Loan Trust, Series 1999-4, Class A, FRN, 5.70%, 11/25/29	347
403	American Residential Home Equity Loan Trust, Series 1998-1, Class M1, FRN, 6.00%, 05/25/29	403
5,000	AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A4, 5.21%, 09/06/13	5,024
	Amortizing Residential Collateral Trust,
127	Series 2002-BC4, Class A, FRN, 5.61%, 07/25/32	127
6,892	Series 2002-BC6, Class M1, FRN, 6.07%, 08/25/32	6,912
8,640	Series 2002-BC9, Class M1, FRN, 6.97%, 12/25/32	8,644
	Amresco Residential Securities Mortgage Loan Trust,
326	Series 1997-1, Class M1A, FRN, 5.83%, 03/25/27	326
1,081	Series 1997-2, Class M1A, FRN, 5.88%, 06/25/27	1,082
4,038	Series 1998-1, Class M1A, FRN, 5.97%, 01/25/28	4,068
3,386	Series 1998-3, Class M1A, FRN, 5.95%, 09/25/28	3,387
5,000	Asset Backed Securities Corp., Home Equity, Series 2003-HE7, Class M2, FRN, 7.07%, 12/15/33	5,058
4,020	Bayview Financial Acquisition Trust, Series 2003-F, Class A, FRN, 6.07%, 09/28/43	4,021
	Bear Stearns Asset Backed Securities, Inc.,
5,958	Series 2003-SD1, Class A, FRN, 5.77%, 12/25/33	5,985
1,857	Series 2005-1, Class A, FRN, 5.67%, 03/25/35	1,859
	Capital One Master Trust,
2,000	Series 2001-1, Class C, FRN, 6.49%, 12/15/10 (e)	2,016
5,000	Series 2002-4A, Class C, FRN, 6.87%, 03/15/10 (e)	5,013
1,204	Centex Home Equity, Series 2002-A, Class MV1, FRN, 6.17%, 01/25/32	1,205
557	Chase Funding Loan Acquisition Trust, Series 2001-AD1, Class 2M1, FRN, 6.17%, 11/25/30	557
428	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	428
	Countrywide Asset-Backed Certificates,
527	Series 2002-1, Class A, FRN, 5.88%, 08/25/32	527
4,436	Series 2002-3, Class M1, FRN, 6.45%, 03/25/32	4,439
528	Series 2002-BC1, Class A, FRN, 5.98%, 04/25/32	528
732	Series 2002-BC2, Class A, FRN, 5.86%, 04/25/32	733
85	Series 2003-BC2, Class 2A1, FRN, 5.92%, 06/25/33	85
10,000	Series 2003-BC5, Class M1, FRN, 6.02%, 09/25/33	10,031
3,188	Series 2004-S1, Class M2, SUB, 5.08%, 02/25/35	3,117
	Countrywide Home Equity Loan Trust,
7,518	Series 2004-A, Class A, FRN, 5.54%, 04/15/30	7,524
4,157	Series 2005-E, Class 2A, FRN, 5.54%, 11/15/35	4,159
17,726	Series 2005-M, Class A1, FRN, 5.56%, 02/15/36	17,728
7,000	Series 2006-A, Class M2, FRN, 5.74%, 04/15/32	7,004
2,651	Credit-Based Asset Servicing and Securitization, Series 2004-CB2, Class M1, FRN, 5.84%, 07/25/33	2,658
5,000	Crown CLO, Series 2002-1A, Class C, FRN, 7.36%, 01/22/13 (e)	5,012
	First Franklin Mortgage Loan Asset Backed Certificates,
823	Series 2002-FF1, Class M1, FRN, 6.37%, 04/25/32	827
2,733	Series 2002-FF4, Class M1, FRN, 6.90%, 02/25/33	2,735
4,000	Series 2003-FFH1, Class M2, FRN, 7.07%, 09/25/33	4,020
	Fleet Commercial Loan Master LLC,
4,500	Series 2002-1A, Class A2, FRN, 5.68%, 11/16/09 (e)	4,501
5,000	Series 2003-1A, Class A2, FRN, 5.71%, 11/16/10 (e)	5,005
8,000	GMAC Mortgage Corp., Loan Trust, Series 2002-HE3, Class A3, FRN, 5.60%, 09/25/32	8,010
2,307	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, FRN, 5.50%, 09/15/30	2,309
962	Irwin Home Equity, Series 2004-1, Class 1A1, FRN, 5.64%, 12/25/24	963
433	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.00%, 05/25/28	431
5,000	Long Beach Mortgage Loan Trust, Series 2006-6, Class M2, FRN, 5.62%, 07/25/36	4,965

SEE NOTES TO FINANCIAL STATEMENTS.

102   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Asset-Backed Securities — Continued
5,000	MBNA Credit Card Master Note Trust, Series 2003-C2, Class C2, FRN, 6.92%, 06/15/10	5,064
5,219	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, FRN, 6.12%, 06/25/33	5,222
921	New Century Home Equity Loan Trust, Series 2003-5, Class AII, FRN, 5.72%, 11/25/33	923
7,000	Nomura Home Equity Loan, Inc., Series 2005-FM1, Class 2A3, FRN, 5.70%, 05/25/35	7,019
4,484	Option One Mortgage Loan Trust, Series 2002-4, Class M1, FRN, 6.22%, 07/25/32	4,486
	Residential Asset Mortgage Products, Inc.,
1,756	Series 2003-RS2, Class AII, FRN, 5.66%, 03/25/33	1,756
5,686	Series 2004-RS1, Class MII1, FRN, 6.00%, 01/25/34	5,686
1,789	Residential Asset Securities Corp., Series 2003-KS4, Class MI2, SUB, 5.01%, 06/25/33	1,761
	Residential Funding Mortgage Securities II,
3,761	Series 2001-HI2, Class AI7, SUB, 6.94%, 04/25/26	3,748
3,206	Series 2001-HI4, Class A7, SUB, 6.74%, 10/25/26	3,202
1,076	Series 2003-HS1, Class AII, FRN, 5.61%, 12/25/32	1,076
234	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, FRN, 6.02%, 04/25/33	234
349	Structured Asset Securities Corp., Series 2002-HF1, Class A, FRN, 5.61%, 01/25/33	350
1,214	Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A, FRN, 5.69%, 09/27/32	1,216
	Total Asset-Backed Securities (Cost $209,620)	209,811
	Collateralized Mortgage Obligations — 57.9%
	Agency CMO — 31.9%
	Federal Home Loan Mortgage Corp.,
103	Series 1071, Class F, FRN, 6.33%, 04/15/21	103
106	Series 1343, Class LA, 8.00%, 08/15/22	113
102	Series 1370, Class JA, FRN, 6.53%, 09/15/22	102
92	Series 1379, Class W, FRN, 4.80%, 10/15/22	92
86	Series 1449, Class HA, 7.50%, 12/15/07	86
16	Series 1508, Class KA, FRN, 5.00%, 05/15/23	16
111	Series 1575, Class F, FRN, 6.38%, 08/15/08	112
56	Series 1600, Class FB, FRN, 4.07%, 10/15/08	56
356	Series 1604, Class MB, IF, 6.42%, 11/15/08	358
108	Series 1607, Class SA, IF, 9.16%, 10/15/13	117
910	Series 1625, Class SC, IF, 6.59%, 12/15/08	918
3,557	Series 1650, Class K, 6.50%, 01/15/24	3,696
1,468	Series 1689, Class M, PO, 03/15/24	1,236
624	Series 1771, Class PK, 8.00%, 02/15/25	647
1,152	Series 1974, Class ZA, 7.00%, 07/15/27	1,194
202	Series 1981, Class Z, 6.00%, 05/15/27	204
34	Series 2006, Class I, IO, 8.00%, 10/15/12	4
831	Series 2033, Class PR, PO, 03/15/24	679
932	Series 2057, Class PE, 6.75%, 05/15/28	953
7,350	Series 2162, Class TH, 6.00%, 06/15/29	7,514
154	Series 2261, Class ZY, 7.50%, 10/15/30	156
107	Series 2289, Class NA, VAR, 11.94%, 05/15/20	119
472	Series 2338, Class FN, FRN, 5.82%, 08/15/28	474
794	Series 2345, Class PQ, 6.50%, 08/15/16	817
258	Series 2366, Class VG, 6.00%, 06/15/11	258
828	Series 2416, Class SA, IF, 5.35%, 02/15/32	824
519	Series 2416, Class SH, IF, 5.36%, 02/17/32	534
238	Series 2477, Class FZ, FRN, 5.87%, 06/15/31	242
2,453	Series 2485, Class CB, 4.00%, 08/15/07	2,440
913	Series 2517, Class FE, FRN, 5.82%, 10/15/09	918
22,797	Series 2594, Class OF, FRN, 5.77%, 06/15/32 (m)	22,783
13,800	Series 2628, Class IP, IO, 4.50%, 10/15/16	1,350
11,263	Series 2649, Class FK, FRN, 5.87%, 07/15/33	11,171
5,000	Series 2661, Class FG, FRN, 5.77%, 03/15/17	5,044
6,300	Series 2666, Class OI, IO, 5.50%, 12/15/18	450
18,480	Series 2750, Class FG, FRN, 5.72%, 02/15/34	18,602
2,370	Series 2773, Class TB, 4.00%, 04/15/19	2,152
36,304	Series 2916, Class FG, FRN, 5.52%, 01/15/35	36,275
4,515	Series 2927, Class GA, 5.50%, 10/15/34	4,562
5,000	Series 2929, Class PC, 5.00%, 01/15/28	4,978
6,000	Series 2941, Class BY, 5.00%, 12/15/34	5,801
4,455	Series 3085, Class VS, IF, 7.44%, 12/15/35	4,874
5,000	Series 3114, Class KB, 5.00%, 09/15/27	4,962
46,948	Series R008, Class FK, FRN, 5.72%, 07/15/23	47,190
	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
260	Series T-51, Class 1A, PO, 09/25/42	218
4,502	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	4,593
1,833	Series T-54, Class 2A, 6.50%, 02/25/43	1,875
4,017	Series T-54, Class 4A, FRN, 5.97%, 02/25/43	4,044
3,348	Federal Home Loan Mortgage Corp. — Government National Mortgage Association, Series 1, Class S, IF, IO, 3.59%, 10/25/22	373
	Federal National Mortgage Association,
126	Series 1988-15, Class B, FRN, 5.89%, 06/25/18	127
10	Series 1989-77, Class J, 8.75%, 11/25/19	10

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   103

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
3	Series 1989-89, Class H, 9.00%, 11/25/19	4
294	Series 1990-64, Class Z, 10.00%, 06/25/20	323
747	Series 1990-145, Class A, FRN, 5.88%, 12/25/20 (m)	747
352	Series 1991-142, Class PL, 8.00%, 10/25/21	374
495	Series 1991-156, Class F, FRN, 6.64%, 11/25/21	504
1	Series 1992-91, Class SQ, HB, IF, 4,166.40%, 05/25/22	143
1,066	Series 1992-112, Class GB, 7.00%, 07/25/22	1,114
15	Series 1992-154, Class SA, IF, IO, 5.40%, 08/25/22	2
227	Series 1992-179, Class FB, FRN, 6.84%, 10/25/07	228
39	Series 1992-187, Class FA, FRN, 5.20%, 10/25/07	39
70	Series 1992-190, Class F, FRN, 6.73%, 11/25/07	70
466	Series 1993-27, Class S, IF, 1.74%, 02/25/23	417
18	Series 1993-93, Class FC, FRN, 5.25%, 05/25/08	18
892	Series 1993-110, Class H, 6.50%, 05/25/23	919
114	Series 1993-119, Class H, 6.50%, 07/25/23	117
890	Series 1993-146, Class E, PO, 05/25/23	742
397	Series 1993-165, Class FH, FRN, 6.49%, 09/25/23	409
275	Series 1993-186, Class F, FRN, 5.20%, 09/25/08	273
67	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	68
1,083	Series 1994-30, Class JA, 5.00%, 07/25/23	1,078
1,572	Series 1994-62, Class PH, 6.90%, 11/25/23	1,585
11	Series 1994-89, Class FA, FRN, 5.79%, 03/25/09	11
1,802	Series 1997-46, Class PT, 7.00%, 07/18/12	1,838
230	Series 1997-74, Class E, 7.50%, 10/20/27	244
4,304	Series 2001-9, Class F, FRN, 5.57%, 02/17/31	4,327
1,581	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	316
1,115	Series 2002-18, Class PC, 5.50%, 04/25/17	1,128
4,027	Series 2002-27, Class FW, FRN, 5.82%, 05/25/09	4,027
7,739	Series 2002-77, Class FY, FRN, 5.72%, 12/25/17	7,800
794	Series 2002-79, PO, 04/25/09	756
4,491	Series 2002-92, Class FB, FRN, 5.97%, 04/25/30	4,546
12,362	Series 2003-17, Class FN, FRN, 5.62%, 03/25/18	12,420
6,432	Series 2003-19, Class VA, 5.50%, 09/25/10	6,456
556	Series 2003-21, Class FK, FRN, 5.72%, 03/25/33	562
1,366	Series 2003-27, Class DJ, 4.00%, 04/25/17	1,329
17,980	Series 2003-34, Class BS, IF, IO, 2.33%, 05/25/22	1,141
5,000	Series 2003-35, Class MD, 5.00%, 11/25/16	4,968
4,663	Series 2003-60, Class SA, IF, IO, 2.33%, 07/25/21	253
8,840	Series 2003-60, Class SB, IF, IO, 2.33%, 07/25/21	479
8,750	Series 2003-70, Class BE, 3.50%, 12/25/25	8,467
2,621	Series 2003-72, Class JF, FRN, 5.72%, 08/25/33	2,612
15,565	Series 2003-87, Class HF, FRN, 5.72%, 03/25/16 (m)	15,637
6,374	Series 2004-17, Class BF, FRN, 5.67%, 01/25/34	6,391
3,186	Series 2004-32, Class AB, 4.00%, 10/25/17	3,089
9,005	Series 2004-33, Class FW, FRN, 5.72%, 08/25/25	9,053
9,548	Series 2004-54, Class FL, FRN, 5.72%, 07/25/34	9,602
3,000	Series 2005-29, Class AE, 4.50%, 03/25/35	2,747
71,176	Series 2006-50, Class CF, FRN, 5.72%, 06/25/36	71,490
48,032	Series 2006-51, Class FP, FRN, 5.67%, 03/25/36 (m)	48,291
331	Series G92-44, Class ZQ, 8.00%, 07/25/22	352
4,567	Series G94-9, Class PJ, 6.50%, 08/17/24	4,762
	Federal National Mortgage Association Grantor Trust,
3,045	Series 2004-T1, Class 1A2, 6.50%, 01/25/44	3,124
2,151	Series FN2001-T8, Class A1, 7.50%, 07/25/41	2,232
5,000	Series FN2002-T6, Class A4, FRN, 6.04%, 03/25/41	5,086
	Federal National Mortgage Association STRIPS,
8,679	Series 343, Class 23, IO, 4.00%, 10/01/18	1,108
13,707	Series 343, Class 27, IO, 4.50%, 01/01/2019	2,012
	Federal National Mortgage Association Whole Loan,
1,110	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,157
7,852	Series 2003-W4, Class 5A, FRN, 6.21%, 10/25/42	8,071
6,916	Series 2003-W15, Class 3A, FRN, 5.94%, 12/25/42	7,097
2,367	Series 2004-W2, Class 1A3F, FRN, 5.67%, 02/25/44	2,367
3,712	Series 2004-W2, Class 4A, FRN, 6.14%, 02/25/44	3,838
5,366	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	5,517

SEE NOTES TO FINANCIAL STATEMENTS.

104   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
	Government National Mortgage Association,
2,690	Series 1999-27, Class ZA, 7.50%, 04/17/29	2,822
80	Series 2000-35, Class F, FRN, 5.87%, 12/16/25	81
1,804	Series 2002-31, Class FC, FRN, 5.57%, 09/26/21	1,812
10,064	Series 2003-21, Class PI, IO, 5.50%, 06/20/32	1,535
57,948	Series 2003-59, Class XA, IO, VAR, 0.94%, 06/16/34	5,124
6,002	Series 2003-105, Class A, 4.50%, 11/16/27	5,922
4,952	Series 2004-11, Class PC, 3.00%, 02/20/34	4,795
		514,384
	Non-Agency CMO — 26.0%
8,797	Banc of America Funding Corp., Series 2005-E, Class 5A1, VAR, 4.97%, 05/20/35	8,671
	Banc of America Mortgage Securities, Inc.,
249	Series 2003-5, Class 2A8, FRN, 5.77%, 07/25/18	250
8,491	Series 2005-A, Class 3A1, FRN, 5.04%, 02/25/35	8,383
5,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A5, VAR, 3.52%, 06/25/34	4,883
2,310	Bear Stearns Asset Backed Securities, Inc., Series 2004-AC6, Class M1, FRN, 5.99%, 11/25/34	2,318
	BHN II Mortgage Trust,
24	Series 1997-2, Class A2, 7.54%, 05/31/17 (d) (i)	1
224	Zero Coupon, 03/25/11 (d) (i)	5
6,624	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	6,560
3,220	Chase Mortgage Finance Corp., Series 2003-S7, Class A4, FRN, 5.72%, 08/25/18	3,222
378	Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 6.81%, 11/25/18	377
101	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	84
5,285	Countrywide Alternative Loan Trust, Series 2004-33, Class 3A3, VAR, 4.75%, 12/25/34	5,229
	Countrywide Home Loan Mortgage Pass-Through Trust,
4,680	Series 2003-21, Class A1, FRN, 4.07%, 05/25/33	4,627
10,000	Series 2003-49, Class A4, FRN, 4.28%, 12/19/33	9,769
2,911	Series 2004-HYB8, Class 1A1, FRN, 5.67%, 01/20/35	2,918
2,290	Series 2005-1, Class 1A2, FRN, 5.67%, 03/25/35	2,295
7,694	Series 2005-1, Class 2A1, FRN, 5.61%, 03/25/35	7,716
	Credit Suisse First Boston Mortgage Securities Corp.,
236	Series 2002-AR2, Class 1B2, VAR, 7.31%, 02/25/32	238
9,287	Series 2003-AR24, Class 2A4, VAR, 4.02%, 10/25/33	9,119
2,552	Series 2004-5, Class 1A8, 6.00%, 09/25/34	2,552
3,162	Series 2005-4, Class 3A16, 5.50%, 06/25/35	3,193
	First Horizon Alternative Mortgage Securities,
1,949	Series 2005-AA7, Class 1A2, FRN, 5.39%, 09/25/35	1,972
5,594	Series 2005-FA10, Class 2A1, 5.25%, 12/25/20	5,585
5,028	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	5,010
	First Republic Mortgage Loan Trust,
512	Series 2000-FRB1, Class B1, FRN, 5.82%, 06/25/30	512
2,344	Series 2000-FRB2, Class A1, FRN, 5.57%, 10/15/30	2,249
	GSR Mortgage Loan Trust,
3,429	Series 2003-3F, Class 3A2, FRN, 5.72%, 04/25/33	3,434
11,506	Series 2004-10F, Class 7A1, 5.50%, 09/25/34	11,401
	Impac CMB Trust,
268	Series 2003-3, Class M1, FRN, 6.17%, 03/25/33	268
1,097	Series 2003-12, Class M1, FRN, 6.30%, 12/25/33	1,097
564	Series 2004-1, Class A1, FRN, 5.98%, 03/25/34	566
282	Series 2004-1, Class A2, FRN, 6.22%, 03/25/34	283
7,451	Series 2004-3, Class 3A, FRN, 5.64%, 03/25/34	7,457
1,176	Series 2004-3, Class M2, FRN, 5.84%, 06/25/34	1,177
2,444	Series 2004-6, Class 1A2, FRN, 5.71%, 10/25/34	2,445
7,949	Series 2005-5, Class A1, FRN, 5.64%, 08/25/35	7,958
1,959	JPMorgan Mortgage Trust, Series 2003-A1, Class 1A1, FRN, 4.34%, 10/25/33	1,927
	MASTR Adjustable Rate Mortgages Trust,
14,262	Series 2003-5, Class 5A1, VAR, 4.19%, 10/25/33	13,987
224	Series 2004-2, Class 3A1, FRN, 5.71%, 03/25/34	224
2,168	Series 2004-7, Class 6A1, FRN, 5.76%, 08/25/34	2,181

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   105

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
5,418	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	5,324
4,500	Series 2004-13, Class 3A7B, FRN, 3.24%, 11/21/34	4,311
	MASTR Asset Securitization Trust,
12,549	Series 2003-12, Class 2A1, 4.50%, 12/25/13	12,361
3,681	Series 2004-6, Class 4A1, 5.00%, 07/25/19	3,603
2,771	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, FRN, 5.72%, 02/25/33	2,778
	Mellon Residential Funding Corp.,
3,666	Series 2001-TBC1, Class B1, FRN, 6.20%, 11/15/31	3,705
703	Series 2002-TBC1, Class B1, FRN, 6.32%, 09/15/30	710
351	Series 2002-TBC1, Class B2, FRN, 6.72%, 09/15/30	356
2,204	Series 2002-TBC2, Class B1, FRN, 6.17%, 08/15/32	2,222
747	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	799
	MLCC Mortgage Investors, Inc.,
4,030	Series 2004-1, Class 2A3, VAR, 4.73%, 12/25/34	4,006
7,013	Series 2004-D, Class A1, FRN, 5.65%, 08/25/29	7,022
	Morgan Stanley Dean Witter Capital I,
3,552	Series 2003-HYB1, Class A4, FRN, 4.20%, 03/25/33	3,569
2,626	Series 2003-HYB1, Class B1, FRN, 4.25%, 03/25/33	2,582
	Morgan Stanley Mortgage Loan Trust,
2,570	Series 2004-5AR, Class 3A3, VAR, 4.39%, 07/25/34	2,533
6,000	Series 2004-5AR, Class 3A5, VAR, 4.39%, 07/25/34	5,925
5,850	Series 2004-11AR, Class 1A2A, FRN, 5.63%, 01/25/35	5,864
	Nomura Asset Acceptance Corp.,
1,463	Series 2003-A3, Class A1, SUB, 5.00%, 08/25/33	1,427
477	Series 2004-AR1, Class 5A1, FRN, 5.70%, 08/25/34	477
7,755	Series 2004-R1, Class A1, 6.50%, 03/25/34 (e)	7,932
5,354	Series 2004-R3, Class AF, FRN, 5.77%, 02/25/35 (e)	5,359
1,349	Series 2005-AR1, Class 2A1, FRN, 5.60%, 02/25/35	1,351
4,045	Prime Mortgage Trust, Series 2005-3, Class A1, 4.75%, 08/25/20	3,983
	Residential Accredit Loans, Inc.,
5,542	Series 2004-QS3, Class CB, 5.00%, 03/25/19	5,428
3,097	Series 2004-QS6, Class A1, 5.00%, 05/25/19	3,070
	Residential Funding Mortgage Securities I,
3,236	Series 2002-S17, Class A1, 5.00%, 11/25/17	3,178
4,500	Series 2005-SA2, Class 2A2, VAR, 4.95%, 06/25/35	4,565
23	Salomon Brothers Mortgage Securities VII, Inc., Series 2000-UP1, Class A2, 8.00%, 09/25/30	23
79	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.25%, 12/25/23	79
	Sequoia Mortgage Trust,
664	Series 11, Class A, FRN, 5.77%, 12/20/32	665
1,220	Series 2003-3, Class A2, FRN, 5.72%, 07/20/33	1,221
	Structured Asset Mortgage Investments, Inc.,
4,210	Series 2002-AR2, Class A3, FRN, 5.82%, 07/19/32	4,219
798	Series 2004-AR1, Class 1A1, FRN, 5.67%, 03/19/34	797
	Structured Asset Securities Corp.,
5,131	Series 2003-8, Class 2A9, FRN, 5.82%, 04/25/33	5,152
4,566	Series 2003-40A, Class 4A, VAR, 5.38%, 01/25/34	4,606
8,625	Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, FRN, 5.66%, 06/25/44	8,634
2,866	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS2, Class 2A1, 6.00%, 04/25/17	2,856
	Washington Mutual, Inc.,
2,801	Series 2002-AR15, Class A5, VAR, 4.38%, 12/25/32	2,777
3,587	Series 2003-AR3, Class A5, VAR, 3.93%, 04/25/33	3,547
4,455	Series 2003-S12, Class 2A, 4.75%, 11/25/18	4,321
12,283	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	12,006
5,502	Series 2004-AR11, Class A, VAR, 4.56%, 10/25/34	5,442
9,725	Series 2004-AR14, Class A1, VAR, 4.26%, 01/25/35	9,515
	Wells Fargo Mortgage Backed Securities Trust,
19,313	Series 2003-19, Class A2, 5.00%, 01/25/19	19,208
4,350	Series 2003-F, Class A1, FRN, 4.89%, 06/25/33	4,285
8,514	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	8,227

SEE NOTES TO FINANCIAL STATEMENTS.

106   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Non-Agency CMO — Continued
28,900		Series 2003-K, Class 2A2, FRN, 4.52%, 11/25/33	28,454
5,728		Series 2004-2, Class A1, 5.00%, 01/25/19	5,606
7,520		Series 2004-7, Class 2A2, 5.00%, 07/25/19	7,388
2,524		Series 2004-8, Class A1, 5.00%, 08/25/19	2,491
6,993		Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	6,948
3,233		Series 2004-H, Class A2, FRN, 4.52%, 06/25/34	3,147
10,000		Series 2004-S, Class A4, FRN, 3.54%, 09/25/34	9,809
			418,006
		Total Collateralized Mortgage Obligations (Cost $937,889)	932,390
		Commercial Mortgage-Backed Securities — 2.5%
2,500		Banc of America Large Loan, Series 2004-BBA4, Class D, FRN, 5.70%, 06/15/18 (e)	2,500
		Bayview Commercial Asset Trust,
10,912		Series 2004-1, Class A, FRN, 5.68%, 04/25/34 (e)	10,934
2,734		Series 2004-3, Class A2, FRN, 5.74%, 01/25/35 (e)	2,739
8,517		Series 2005-2A, Class A2, FRN, 5.67%, 08/25/35 (e)	8,540
1,703		Series 2005-2A, Class M1, FRN, 5.75%, 08/25/35 (e)	1,702
2,146		Bear Stearns Commercial Mortgage Securities, Series 2004-BA5A, Class E, FRN, 5.76%, 09/15/19 (e)	2,149
4,947		CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A2, 6.25%, 12/18/35	4,963
1,024		FFCA Secured Lending Corp., Series 1999-1A, Class B2, FRN, 6.32%, 09/18/25 (e)	989
5,000		Morgan Stanley Capital I, Series 2003-T11, Class A2, 4.34%, 06/13/41	4,904
332		Nationslink Funding Corp., Series 1999-SL, Class A1V, FRN, 5.67%, 11/10/30	333
		Total Commercial Mortgage-Backed Securities (Cost $39,921)	39,753
		Corporate Bonds — 1.3%
		Airlines — 0.2%
3,463		American Airlines, Inc., FRN, 5.99%, 09/23/07	3,463
		Capital Markets — 0.7%
6,355		Lehman Brothers Holdings, Inc., Series 1, FRN, 3.77%, 02/17/15	5,874
5,000		Merrill Lynch & Co., Inc., VAR, 2.96%, 10/01/14	4,344
1,150		Morgan Stanley, 5.80%, 04/01/07	1,150
			11,368
		Commercial Banks — 0.3%
4,000		Popular North America, Inc., 4.25%, 04/01/08	3,942
		Consumer Finance — 0.1%
1,000		HSBC Finance Corp., 7.88%, 03/01/07	1,000
350		SLM Corp., FRN, 4.09%, 01/31/14	328
			1,328
		Electric Utilities — 0.0% (g)
400		Exelon Generation Co. LLC, 6.95%, 06/15/11	424
		Thrifts & Mortgage Finance — 0.0% (g)
400		MGIC Investment Corp., 6.00%, 03/15/07	400
		Total Corporate Bonds (Cost $22,131)	20,925
		Mortgage Pass-Through Securities — 16.4%
		Federal Home Loan Mortgage Corp. Gold Pools,
5,778		5.00%, 09/01/12	5,758
5,346		5.50%, 09/01/12 – 10/01/12	5,373
445		6.00%, 11/01/08 (m)	448
1,101		6.00%, 08/01/14 – 04/01/17 (m)	1,119
5,427		6.50%, 09/01/10 – 10/01/16 (m)	5,535
954		6.50%, 04/01/32	979
541		7.00%, 04/01/09 – 08/01/11 (m)	544
151		7.50%, 08/01/09 – 09/01/10	152
20		7.50%, 05/01/28	21
374		8.00%, 12/01/09 – 09/01/16	384
145		8.00%, 06/01/17	152
149		8.50%, 07/01/28	160
81		9.00%, 02/01/25	87
		Federal Home Loan Mortgage Corp. Conventional Pools,
25		ARM, 5.47%, 12/01/21	25
88		ARM, 5.51%, 03/01/18	88
173		ARM, 5.58%, 08/01/18	175
46		ARM, 5.61%, 02/01/19	46
1,922		ARM, 5.62%, 06/01/30	1,940
29		ARM, 5.63%, 07/01/30	29
9		ARM, 5.67%, 01/01/20	9
185		ARM, 5.93%, 01/01/21	186
61		ARM, 6.00%, 06/01/18	62
135		ARM, 6.03%, 11/01/18	139
164		ARM, 6.07%, 08/01/19	167
420		ARM, 6.20%, 01/01/30	426
460		ARM, 6.90%, 07/01/19	464
—	(h)	ARM, 6.91%, 02/01/19	—	(h)
2,302		ARM, 6.94%, 01/01/23	2,337
4,207		ARM, 7.01%, 04/01/32	4,257

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   107

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
335	ARM, 7.02%, 01/01/27	339
140	ARM, 7.05%, 06/01/22	142
824	ARM, 7.07%, 12/01/27 (m)	839
204	ARM, 7.08%, 04/01/30	207
1,571	ARM, 7.10%, 07/01/30 (m)	1,593
1,170	ARM, 7.13%, 12/01/26 – 08/01/27	1,189
399	ARM, 7.25%, 02/01/23 – 06/01/26 (m)	403
501	ARM, 7.27%, 12/01/26 – 12/01/29	506
364	ARM, 7.28%, 11/01/27 – 11/01/28	370
203	ARM, 7.29%, 05/01/18	205
1,659	ARM, 7.31%, 01/01/23 (m)	1,684
329	ARM, 7.39%, 04/01/24 – 10/01/29	331
54	ARM, 7.67%, 06/01/25	54
	Federal National Mortgage Association Pools,
19,029	4.50%, 01/01/13 – 11/01/14	18,713
6,431	4.50%, 03/01/19	6,249
17,052	5.00%, 11/01/12 – 11/01/13	16,962
3,354	5.50%, 01/01/12 – 11/01/12	3,369
6,816	5.50%, 11/01/16 – 10/01/18	6,849
42,667	5.50%, 06/01/33 – 02/01/36	42,414
5,625	6.00%, 07/01/09 – 03/01/22	5,719
8,376	6.00%, 07/01/36 – 08/01/34 (m)	8,455
4,518	6.00%, 08/01/14 – 09/01/17	4,594
683	6.50%, 04/01/16 – 08/01/16	695
41	6.50%, 09/01/08	41
358	6.50%, 11/01/31 (m)	368
1,434	7.00%, 01/01/08 – 03/01/16 (m)	1,464
3,689	7.00%, 05/01/14 – 03/01/22 (m)	3,827
10,281	7.00%, 03/01/27 – 03/01/35	10,794
137	7.25%, 09/01/22	142
629	7.50%, 08/01/10 – 10/01/30	648
924	8.00%, 09/01/12 – 10/01/16	961
138	8.00%, 11/01/27	146
74	8.50%, 11/01/14	77
263	8.50%, 08/01/17 – 10/01/24	277
90	9.00%, 08/01/21 – 08/01/25	96
114	12.00%, 11/01/30	130
1,350	ARM, 4.05%, 09/01/19	1,355
7,710	ARM, 4.08%, 06/01/34	7,578
11,478	ARM, 4.26%, 04/01/33	11,438
204	ARM, 4.47%, 09/01/14	203
91	ARM, 4.77%, 10/01/16	91
1,193	ARM, 4.96%, 02/01/34	1,176
77	ARM, 5.08%, 11/01/16	77
57	ARM, 5.13%, 09/01/17	56
310	ARM, 5.14%, 09/01/27	313
84	ARM, 5.24%, 05/01/20	85
26	ARM, 5.25%, 03/01/17	26
376	ARM, 5.37%, 06/01/15 – 01/01/29	383
81	ARM, 5.45%, 06/01/20	82
68	ARM, 5.50%, 06/01/17	67
111	ARM, 5.53%, 06/01/29	112
13	ARM, 5.57%, 01/01/16	13
836	ARM, 5.61%, 11/01/18 – 01/01/28	842
725	ARM, 5.62%, 04/01/19 – 08/01/31	731
779	ARM, 5.63%, 03/01/15	771
31	ARM, 5.64%, 07/01/17 – 11/01/17	31
861	ARM, 5.65%, 07/01/17 – 08/01/41	867
18	ARM, 5.68%, 07/01/27	18
2,971	ARM, 5.70%, 08/01/15 (m)	2,980
2	ARM, 5.75%, 01/01/21	2
2,589	ARM, 5.92%, 05/01/35	2,617
532	ARM, 5.99%, 08/01/19	535
298	ARM, 6.00%, 12/01/18 – 03/01/33	300
426	ARM, 6.01%, 12/01/28	426
202	ARM, 6.08%, 08/01/19	203
39	ARM, 6.09%, 11/01/29	40
438	ARM, 6.10%, 05/01/31	439
215	ARM, 6.21%, 10/01/14	217
219	ARM, 6.38%, 11/01/30	223
37	ARM, 6.54%, 04/01/30	38
214	ARM, 6.67%, 04/01/21	212
231	ARM, 6.69%, 12/01/20	230
45	ARM, 6.72%, 06/01/18	45
1,028	ARM, 6.73%, 11/01/18	1,029
16	ARM, 6.74%, 05/01/31	16
597	ARM, 6.80%, 01/01/20 – 07/01/27	596
537	ARM, 6.85%, 07/01/20 (m)	540
223	ARM, 6.88%, 06/01/26	227
175	ARM, 6.93%, 05/01/18	181
32	ARM, 6.95%, 04/01/24	32
4,674	ARM, 7.04%, 05/01/33	4,739
353	ARM, 7.06%, 01/01/31 (m)	356
46	ARM, 7.07%, 05/01/29	47
116	ARM, 7.08%, 07/01/30	118
1,528	ARM, 7.13%, 09/01/33	1,546
18	ARM, 7.16%, 07/01/30	18
135	ARM, 7.19%, 03/01/38	137
2,350	ARM, 7.21%, 01/01/25 – 02/01/31	2,392
155	ARM, 7.23%, 07/01/25 – 11/01/28	155

SEE NOTES TO FINANCIAL STATEMENTS.

108   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
37	ARM, 7.24%, 05/01/09	37
1,253	ARM, 7.28%, 11/01/21 – 08/01/26	1,266
118	ARM, 7.35%, 11/01/23	120
21	ARM, 7.39%, 06/01/09	21
42	ARM, 7.47%, 12/01/26	43
342	ARM, 7.50%, 03/01/29	346
60	ARM, 7.77%, 05/01/30	60
	Government National Mortgage Association Pools,
224	7.00%, 06/15/24	234
270	7.25%, 08/20/22 – 03/20/23	279
314	7.40%, 10/20/21 – 03/20/22	324
50	7.50%, 10/20/23	52
141	7.85%, 12/20/20 – 12/20/21	149
284	8.00%, 07/20/25 – 10/15/27	300
88	9.00%, 11/15/24	95
727	9.50%, 07/15/25	792
1,194	ARM, 5.25%, 02/20/28 – 03/20/28	1,199
18,047	ARM, 5.37%, 01/20/16 – 05/20/29	18,153
3,466	ARM, 5.50%, 02/20/18 – 04/20/32	3,504
1,103	ARM, 5.62%, 01/20/16 – 03/20/18	1,113
7,682	ARM, 5.75%, 07/20/17 – 09/20/27	7,753
246	ARM, 6.00%, 08/20/19 – 07/20/33	250
8,521	ARM, 6.13%, 12/20/16 – 12/20/29	8,635
29	ARM, 6.25%, 08/20/18	29
11	ARM, 6.37%, 07/20/15	11
	Total Mortgage Pass-Through Securities (Cost $265,769)	263,630
	U.S. Government Agency Securities — 0.3%
5,000	Federal National Mortgage Association, FRN, 3.11%, 02/17/09 (Cost $5,000)	4,893
	Total Long-Term Investments (Cost $1,480,330)	1,471,402
SHARES
Short-Term Investment — 8.8%
	Investment Company — 8.8%
141,685	JPMorgan Liquid Assets Money Market Fund (b) (Cost $141,685)	141,685
	Total Investments — 100.2% (Cost $1,622,015)	1,613,087
	Liabilities in Excess of Other Assets — (0.2)%	(2,651)
	NET ASSETS — 100.0%	1,610,436

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except for number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/07 (USD)	UNREALIZED (DEPRECIATION) (USD)
	Short Futures Outstanding
(100)	5 Year U.S. Treasury Notes	June, 2007	$(10,595)	$(91)
(200)	10 Year U.S. Treasury Notes	June, 2007	(21,719)	(249)
				$(340)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   109

JPMorgan Income Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

ABBREVIATIONS:

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)—	Defaulted security.

(e)—	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(f)—	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

	Market Value		Percentage
JPMorgan Core Plus Bond Fund	$1,423		0.1%
JPMorgan High Yield Bond Fund	16,873		1.3
JPMorgan Intermediate Bond Fund	—	(h)	—	(g)

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)—	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, unfunded commitments, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM—	Adjustable Rate Mortgage.

CMO—	Collateralized Mortgage Obligation.

FRN—	Floating Rate Note. The rate shown is the rate in effect as of February 28, 2007.

GO—	General Obligation.

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The rate shown is the rate in effect as of February 28, 2007.

TBA—	To be announced.

VAR—	Variable Rate Note. The interest rate shown is the rate in effect at February 28, 2007.

CURRENCIES:

CAD—	Canadian Dollar.

DKK—	Danish Krone.

EUR—	Euro.

GBP—	British Pound.

NZD—	New Zealand Dollar.

USD—	United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

110   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2007

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund		High Yield Bond Fund
ASSETS:
Investments in non-affiliates, at value	$3,496,741	$1,009,154	$1,107,548		$1,426,092
Investments in affiliates, at value	288,630	10,588	20,182		43,830
Repurchase agreements, at value	33,433	15,143	195,988		3,909
Total investment securities, at value	3,818,804	1,034,885	1,323,718		1,473,831
Cash	558	32	—		—
Receivables:
Investment securities sold	428	156	79		4,764
Fund shares sold	14,164	1,763	1,550		4,145
Interest and dividends	19,284	8,267	5,428		22,002
Due from administrator	23	—	—		—
Unrealized appreciation on unfunded commitments	—	—	—		32
Prepaid expenses and other assets	2	1	—	(b)	1
Total Assets	3,853,263	1,045,104	1,330,775		1,504,775

LIABILITIES:
Payables:
Due to custodian	—	—	—		4,485
Dividends	6,858	3,528	3,772		6,155
Investment securities purchased	929	555	4,904		24,401
Collateral for securities lending program	241,077	96,643	195,988		202,807
Fund shares redeemed	5,662	2,076	2,107		4,747
Unrealized depreciation on unfunded commitments	—	—	—		5
Accrued liabilities:
Investment advisory fees	811	217	258		624
Administration fees	62	26	74		90
Shareholder servicing fees	396	157	16		66
Distribution fees	185	14	74		53
Custodian and accounting fees	120	53	26		26
Trustees’ and Officers’ fees	34	4	7		1
Other	45	103	150		148
Total Liabilities	256,179	103,376	207,376		243,608
Net Assets	$3,597,084	$941,728	$1,123,399		$1,261,167

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   111

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Bond Fund
NET ASSETS:
Paid in capital	$3,660,889	$929,981	$1,105,785	$1,214,888
Accumulated undistributed (distributions in excess of) net investment income	(104)	(34)	(245)	71
Accumulated net realized gains (losses)	(49,909)	(9,468)	(7,443)	16,016
Net unrealized appreciation (depreciation)	(13,792)	21,249	25,302	30,192
Total Net Assets	$3,597,084	$941,728	$1,123,399	$1,261,167

Net Assets:
Class A	$560,556	$45,383	$157,598	$83,790
Class B	74,963	5,464	52,182	35,667
Class C	65,579	3,512	22,250	29,953
R Class	55,785	—	—	8,732
Select Class	2,128,674	875,275	891,369	1,038,528
Ultra	711,527	12,094	—	64,497
Total	$3,597,084	$941,728	$1,123,399	$1,261,167

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	52,512	5,833	15,521	9,742
Class B	7,030	699	5,144	4,142
Class C	6,114	449	2,196	3,477
R Class	5,234	—	—	1,012
Select Class	199,578	112,495	87,856	120,479
Ultra	66,698	1,555	—	7,487

Net Asset Value:
Class A — Redemption price per share	$10.67	$7.78	$10.15	$8.60
Class B — Offering price per share (a)	10.66	7.82	10.14	8.61
Class C — Offering price per share (a)	10.73	7.82	10.13	8.61
R Class — Offering and redemption price per share	10.66	—	—	8.63
Select Class — Offering and redemption price per share	10.67	7.78	10.15	8.62
Ultra — Offering and redemption price per share	10.67	7.78	—	8.61
Class A maximum sales charge	3.75%	3.75%	3.75%	3.75%
Class A maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$11.09	$8.08	$10.55	$8.94

Cost of investments	$3,832,596	$1,013,636	$1,298,416	$1,443,666
Market value of securities on loan	237,110	95,110	193,075	196,383

SEE NOTES TO FINANCIAL STATEMENTS.

112   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

	Intermediate Bond Fund	Mortgage-Backed Securities Fund	Short Duration Bond Fund		Treasury & Agency Fund		Ultra Short Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$1,128,989	$862,665	$816,685		$145,077		$1,471,402
Investments in affiliates, at value	6,596	89,264	12,113		650		141,685
Repurchase agreements, at value	26,921	124	35,242		39,530		—
Total investment securities, at value	1,162,506	952,053	864,040		185,257		1,613,087
Cash	11	42	—		—		—	(b)
Deposits with broker for open futures contracts	—	—	—		—		1,000
Receivables:
Investment securities sold	51	116	114		—		241
Fund shares sold	6,217	379	1,282		557		11,921
Interest and dividends	7,637	4,032	6,342		2,319		5,188
Variation margin on futures contracts	—	—	—		—		64
Prepaid expenses and other assets	1	1	1		—	(b)	1
Total Assets	1,176,423	956,623	871,779		188,133		1,631,502

LIABILITIES:
Payables:
Dividends	3,230	1,208	1,666		303		2,169
Investment securities purchased	211	—	1,705		—		14,770
Collateral for securities lending program	86,385	124	157,508		39,530		—
Fund shares redeemed	1,908	18	481		167		3,361
Accrued liabilities:
Investment advisory fees	226	80	85		28		179
Administration fees	14	11	18		—	(b)	41
Shareholder servicing fees	138	14	79		—		147
Distribution fees	82	3	41		20		184
Custodian and accounting fees	67	75	53		5		51
Trustees’ and Officers’ fees	3	3	—	(b)	—	(b)	2
Other	125	38	90		43		162
Total Liabilities	92,389	1,574	161,726		40,096		21,066
Net Assets	$1,084,034	$955,049	$710,053		$148,037		$1,610,436

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   113

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands, except per share amounts)

	Intermediate Bond Fund	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Treasury & Agency Fund	Ultra Short Duration Bond Fund
NET ASSETS:
Paid in capital	$1,117,892	$974,738	$719,306	$154,089	$1,648,919
Accumulated undistributed (distributions in excess of) net investment income	(144)	50	(40)	1	(2,279)
Accumulated net realized gains (losses)	(20,335)	(15,974)	(9,096)	(2,357)	(26,936)
Net unrealized appreciation (depreciation)	(13,379)	(3,765)	(117)	(3,696)	(9,268)
Total Net Assets	$1,084,034	$955,049	$710,053	$148,037	$1,610,436

Net Assets:
Class A	$124,797	$14,063	$94,199	$69,390	$121,385
Class B	61,674	—	17,787	10,948	32,930
Class C	39,100	—	20,777	—	242,277
Select Class	730,909	111,656	277,452	67,699	565,561
Ultra	127,554	829,330	299,838	—	648,283
Total	$1,084,034	$955,049	$710,053	$148,037	$1,610,436

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	12,015	1,321	8,954	7,139	12,426
Class B	6,027	—	1,679	1,128	3,397
Class C	3,819	—	1,962	—	25,024
Select Class	70,428	10,657	26,348	6,976	57,893
Ultra	12,282	79,153	28,476	—	66,331

Net Asset Value:
Class A — Redemption price per share	$10.39	$10.65	$10.52	$9.72	$9.77
Class B — Offering price per share (a)	10.23	—	10.60	9.71	9.70
Class C— Offering price per share (a)	10.24	—	10.59	—	9.68
Select Class — Offering and redemption price per share	10.38	10.48	10.53	9.70	9.77
Ultra — Offering and redemption price per share	10.39	10.48	10.53	—	9.77
Class A maximum sales charge	3.75%	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$10.79	$11.06	$10.76	$9.94	$9.99

Cost of investments	$1,175,885	$955,818	$864,157	$188,953	$1,622,015
Market value of securities on loan	84,976	123	154,497	38,907	—

SEE NOTES TO FINANCIAL STATEMENTS.

114   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2007

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Bond Fund
INVESTMENT INCOME:
Interest income	$176,923	$57,099	$52,271	$97,361
Dividend income	—	—	—	132
Dividend income from affiliates (a)	11,756	1,593	2,551	1,213
Income from securities lending (net)	450	219	175	2,051
Total investment income	189,129	58,911	54,997	100,757

EXPENSES:
Investment advisory fees	11,091	3,183	3,144	7,663
Administration fees	3,713	1,066	1,052	1,184
Distribution fees:
Class A	1,147	126	379	167
Class B	578	56	471	259
Class C	433	23	164	193
Shareholder servicing fees:
Class A	1,147	126	379	167
Class B	193	19	157	86
Class C	144	8	54	64
R Class	10	—	—	2
Select Class	5,971	2,469	2,030	2,473
Custodian and accounting fees	358	148	91	123
Interest expense	— (b)	1	—	—
Professional fees	64	50	53	62
Trustees’ and Officers’ fees	51	15	13	3
Printing and mailing costs	428	95	123	120
Registration and filing fees	64	68	56	106
Transfer agent fees	539	175	453	294
Other	100	41	43	43
Total expenses	26,031	7,669	8,662	13,009
Less amounts waived	(3,485)	(459)	(2,217)	(2,022)
Less earnings credits	(10)	(17)	— (b)	(36)
Less reimbursements for legal matters	(8)	(2)	(1)	(2)
Net expenses	22,528	7,191	6,444	10,949
Net investment income (loss)	166,601	51,720	48,553	89,808

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	(7,622)	6,668	2,898	22,370
Foreign currency transactions	—	(111)	—	—
Unfunded commitments	—	—	—	15
Net realized gain (loss)	(7,622)	6,557	2,898	22,385
Change in net unrealized appreciation (depreciation) of:
Investments	35,203	(4,776)	(2,009)	33,398
Foreign currency translations	—	(28)	—	—
Unfunded commitments	—	—	—	27
Change in net unrealized appreciation (depreciation)	35,203	(4,804)	(2,009)	33,425
Net realized/unrealized gains (losses)	27,581	1,753	889	55,810
Change in net assets resulting from operations	$194,182	$53,473	$49,442	$145,618

(a)	Includes reimbursement of advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   115

	Intermediate Bond Fund	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Treasury & Agency Fund	Ultra Short Duration Bond Fund (a)
INVESTMENT INCOME:
Interest income	$62,445	$59,211	$37,930	$7,670	$75,832
Dividend income from affiliates (b)	1,423	4,379	658	146	7,485
Income from securities lending (net)	134	15	289	35	—
Total investment income	64,002	63,605	38,877	7,851	83,317

EXPENSES:
Investment advisory fees	3,558	4,377	2,178	436	3,971
Administration fees	1,191	1,257	876	146	1,595
Distribution fees:
Class A	331	34	221	182	417
Class B	529	—	145	103	305
Class C	342	—	206	—	2,083
Shareholder servicing fees:
Class A	331	34	221	182	417
Class B	176	—	48	34	102
Class C	114	—	69	—	694
Select Class	2,054	262	962	147	1,501
Custodian and accounting fees	156	163	130	28	153
Interest expense	— (c)	—	8	1	—
Professional fees	53	44	43	45	52
Trustees’ and Officers’ fees	16	16	9	2	14
Printing and mailing costs	117	77	76	11	180
Registration and filing fees	67	43	83	57	110
Transfer agent fees	305	12	161	38	388
Other	39	24	— (c)	12	51
Total expenses	9,379	6,343	5,436	1,424	12,033
Less amounts waived	(1,420)	(3,000)	(935)	(482)	(3,063)
Less earnings credits	(3)	(3)	(5)	(2)	(20)
Less reimbursements for legal matters	(3)	(2)	(2)	— (c)	(3)
Net expenses	7,953	3,338	4,494	940	8,947
Net investment income (loss)	56,049	60,267	34,383	6,911	74,370

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	(3,162)	298	(3,680)	(23)	(1,172)
Futures	—	—	—	—	(613)
Net realized gain (loss)	(3,162)	298	(3,680)	(23)	(1,785)
Change in net unrealized appreciation (depreciation) of:
Investments	8,211	15,916	11,348	(534)	5,981
Futures	—	—	—	—	(340)
Change in net unrealized appreciation (depreciation)	8,211	15,916	11,348	(534)	5,641
Net realized/unrealized gains (losses)	5,049	16,214	7,668	(557)	3,856
Change in net assets resulting from operations	$61,098	$76,481	$42,051	$6,354	$78,226

(a)	Prior to July 1, 2006, the Fund was named Ultra Short Term Bond Fund.

(b)	Includes reimbursement of advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

116   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund			Core Plus Bond Fund
	Year Ended 2/28/2007 (a)	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)	Year Ended 2/28/2007	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$166,601	$123,022	$230,255	$51,720	$42,632	$65,092
Net realized gain (loss)	(7,622)	(6,201)	83,952	6,557	(2,982)	(3,980)
Change in net unrealized appreciation (depreciation)	35,203	(117,301)	7,230	(4,804)	(33,518)	27,341
Change in net assets resulting from operations	194,182	(480)	321,437	53,473	6,132	88,453

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(20,196)	(11,981)	(16,733)	(2,364)	(1,668)	(2,624)
Class B
From net investment income	(2,838)	(2,347)	(3,926)	(311)	(220)	(419)
Class C
From net investment income	(2,145)	(1,546)	(2,873)	(131)	(91)	(148)
R Class
From net investment income	(1,007)	—	—	—	—	—
Select Class
From net investment income	(106,704)	(86,580)	(203,802)	(48,124)	(40,319)	(62,584)
Ultra
From net investment income	(32,429)	(21,714)	(11,737)	(633)	(457)	(308)
Total distributions to shareholders	(165,319)	(124,168)	(239,071)	(51,563)	(42,755)	(66,083)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(415,324)	171,895	(1,575,481)	(350,508)	(9,091)	(67,300)

NET ASSETS:
Change in net assets	(386,461)	47,247	(1,493,115)	(348,598)	(45,714)	(44,930)
Beginning of period	3,983,545	3,936,298	5,429,413	1,290,326	1,336,040	1,380,970
End of period	$3,597,084	$3,983,545	$3,936,298	$941,728	$1,290,326	$1,336,040
Accumulated undistributed (distributions in excess of) net investment income	$(104)	$(1,289)	$1,167	$(34)	$(116)	$8

(a)	Commencement of offering of R Class Shares on May 15, 2006.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

(c)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund			High Yield Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005	Year Ended 2/28/2007 (b)	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (c)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$48,553	$31,600	$46,035	$89,808	$58,825	$92,389
Net realized gain (loss)	2,898	104	4,813	22,385	(4,019)	866
Change in net unrealized appreciation (depreciation)	(2,009)	(35,220)	27,545	33,425	(4,089)	20,969
Change in net assets resulting from operations	49,442	(3,516)	78,393	145,618	50,717	114,224

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(6,891)	(4,089)	(4,694)	(4,998)	(3,244)	(5,479)
From net realized gains	—	—	—	(170)	—	(221)
Class B
From net investment income	(2,392)	(2,073)	(3,622)	(2,333)	(1,680)	(2,828)
From net realized gains	—	—	—	(75)	—	(124)
Class C
From net investment income	(841)	(591)	(1,089)	(1,749)	(1,220)	(2,167)
From net realized gains	—	—	—	(59)	—	(97)
R Class
From net investment income	—	—	—	(282)	—	—
From net realized gains	—	—	—	(14)	—	—
Select Class
From net investment income	(38,701)	(24,690)	(37,357)	(75,956)	(50,222)	(80,984)
From net realized gains	—	—	—	(2,126)	—	(3,337)
Ultra
From net investment income	—	—	—	(4,608)	(2,217)	(1,399)
From net realized gains	—	—	—	(128)	—	—
Total distributions to shareholders	(48,825)	(31,443)	(46,762)	(92,498)	(58,583)	(96,636)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	69,107	3,427	64,259	66,118	(15,645)	(46,573)

NET ASSETS:
Change in net assets	69,724	(31,532)	95,890	119,238	(23,511)	(28,985)
Beginning of period	1,053,675	1,085,207	989,317	1,141,929	1,165,440	1,194,425
End of period	$1,123,399	$1,053,675	$1,085,207	$1,261,167	$1,141,929	$1,165,440
Accumulated undistributed (distributions in excess of) net investment income	$(245)	$21	$(136)	$71	$88	$(154)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of R Class Shares on May 15, 2006.

(c)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

118   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

	Intermediate Bond Fund			Mortgage-Backed Securities Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$56,049	$45,609	$82,488	$60,267	$43,635	$69,011
Net realized gain (loss)	(3,162)	(1,420)	10,736	298	32	5,552
Change in net unrealized appreciation (depreciation)	8,211	(42,745)	41	15,916	(35,730)	7,344
Change in net assets resulting from operations	61,098	1,444	93,265	76,481	7,937	81,907

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(6,042)	(5,027)	(9,022)	(603)	(442)	(567)
Class B
From net investment income	(2,868)	(2,609)	(4,822)	—	—	—
Class C
From net investment income	(1,848)	(1,732)	(3,470)	—	—	—
Select Class
From net investment income	(39,598)	(31,305)	(63,754)	(4,977)	(3,724)	(51,490)
Ultra
From net investment income	(5,805)	(4,962)	(4,106)	(54,723)	(39,355)	(20,249)
Total distributions to shareholders	(56,161)	(45,635)	(85,174)	(60,303)	(43,521)	(72,306)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(240,347)	(56,238)	(605,663)	(356,341)	57,292	(274,003)

NET ASSETS:
Change in net assets	(235,410)	(100,429)	(597,572)	(340,163)	21,708	(264,402)
Beginning of period	1,319,444	1,419,873	2,017,445	1,295,212	1,273,504	1,537,906
End of period	$1,084,034	$1,319,444	$1,419,873	$955,049	$1,295,212	$1,273,504
Accumulated undistributed (distributions in excess of) net investment income	$(144)	$(59)	$(27)	$50	$89	$(24)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration Bond Fund			Treasury & Agency Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$34,383	$23,607	$36,364	$6,911	$4,705	$6,971
Net realized gain (loss)	(3,680)	(1,792)	(1,912)	(23)	(2,244)	1,738
Change in net unrealized appreciation (depreciation)	11,348	(6,910)	(10,248)	(534)	(1,418)	(4,952)
Change in net assets resulting from operations	42,051	14,905	24,204	6,354	1,043	3,757

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,335)	(1,888)	(2,853)	(3,404)	(2,554)	(3,704)
From net realized gains	—	—	—	—	—	(1,133)
Class B
From net investment income	(614)	(416)	(796)	(567)	(570)	(1,248)
From net realized gains	—	—	—	—	—	(407)
Class C
From net investment income	(851)	(753)	(1,663)	—	—	—
Select Class
From net investment income	(14,980)	(11,574)	(26,089)	(2,935)	(1,612)	(2,050)
From net realized gains	—	—	—	—	—	(511)
Ultra
From net investment income	(14,648)	(9,014)	(5,705)	—	—	—
Total distributions to shareholders	(34,428)	(23,645)	(37,106)	(6,906)	(4,736)	(9,053)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(320,842)	(103,615)	(147,267)	5,272	(3,823)	(34,081)

NET ASSETS:
Change in net assets	(313,219)	(112,355)	(160,169)	4,720	(7,516)	(39,377)
Beginning of period	1,023,272	1,135,627	1,295,796	143,317	150,833	190,210
End of period	$710,053	$1,023,272	$1,135,627	$148,037	$143,317	$150,833
Accumulated undistributed (distributions in excess of) net investment income	$(40)	$(8)	$30	$1	$(8)	$23

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

120   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

	Ultra Short Duration Bond Fund
	Year Ended 2/28/2007 (a)	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$74,370	$48,709	$57,412
Net realized gain (loss)	(1,785)	154	(777)
Change in net unrealized appreciation (depreciation)	5,641	(14,711)	(5,828)
Change in net assets resulting from operations	78,226	34,152	50,807

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(7,417)	(6,657)	(9,310)
Class B
From net investment income	(1,654)	(1,297)	(1,733)
Class C
From net investment income	(11,336)	(8,914)	(12,725)
Select Class
From net investment income	(28,914)	(19,915)	(32,550)
Ultra
From net investment income	(25,557)	(14,370)	(5,441)
Total distributions to shareholders	(74,878)	(51,153)	(61,759)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(143,201)	(205,630)	(208,766)

NET ASSETS:
Change in net assets	(139,853)	(222,631)	(219,718)
Beginning of period	1,750,289	1,972,920	2,192,638
End of period	$1,610,436	$1,750,289	$1,972,920
Accumulated undistributed (distributions in excess of) net investment income	$(2,279)	$(2,405)	$2,415

(a)	Prior to July 1, 2006, the Fund was named Ultra Short Term Bond Fund.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

(c)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund			Core Plus Bond Fund
	Year Ended 2/28/2007 (a)	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)	Year Ended 2/28/2007	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$301,427	$134,016	$143,235	$15,524	$5,572	$13,575
Net assets acquired in a tax-free reorganization (Note 9)	—	—	17,702	—	—	—
Dividends reinvested	16,677	9,528	14,333	1,514	1,012	1,696
Cost of shares redeemed	(157,353)	(110,295)	(155,486)	(22,651)	(10,756)	(18,591)
Change in net assets from Class A capital transactions	$160,751	$33,249	$19,784	$(5,613)	$(4,172)	$(3,320)
Class B
Proceeds from shares issued	$13,726	$9,615	$10,967	$4,059	$339	$1,726
Net assets acquired in a tax-free reorganization (Note 9)	—	—	10,985	—	—	—
Dividends reinvested	1,897	1,523	2,674	233	146	325
Cost of shares redeemed	(26,890)	(17,471)	(29,035)	(5,855)	(2,723)	(4,552)
Change in net assets from Class B capital transactions	$(11,267)	$(6,333)	$(4,409)	$(1,563)	$(2,238)	$(2,501)
Class C
Proceeds from shares issued	$25,228	$9,918	$11,473	$1,881	$594	$956
Dividends reinvested	1,340	912	1,775	98	64	119
Cost of shares redeemed	(19,103)	(15,611)	(29,309)	(1,609)	(936)	(1,388)
Change in net assets from Class C capital transactions	$7,465	$(4,781)	$(16,061)	$370	$(278)	$(313)
R Class
Proceeds from shares issued	$62,642	$—	$—	$—	$—	$—
Dividends reinvested	1,006	—	—	—	—	—
Cost of shares redeemed	(8,659)	—	—	—	—	—
Change in net assets from R Class capital transactions	$54,989	$—	$—	$—	$—	$—
Select Class
Proceeds from shares issued	$492,372	$563,656	$1,180,277	$93,055	$96,607	$170,708
Net assets acquired in a tax-free reorganization (Note 9)	—	—	806,911	—	—	—
Dividends reinvested	34,184	20,000	114,096	4,456	277	2,805
Cost of shares redeemed	(1,155,813)	(508,473)	(4,320,898)	(440,496)	(98,512)	(248,564)
Change in net assets from Select Class capital transactions	$(629,257)	$75,183	$(2,219,614)	$(342,985)	$(1,628)	$(75,051)
Ultra
Proceeds from shares issued	$149,750	$171,683	$722,418	$—	$— (d)	$14,525
Dividends reinvested	14,032	9,441	4,918	—	—	—
Cost of shares redeemed	(161,787)	(106,547)	(82,517)	(717)	(775)	(640)
Change in net assets from Ultra capital transactions	$1,995	$74,577	$644,819	$(717)	$(775)	$13,885

(a)	Commencement of offering of R Class Shares on May 15, 2006.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

(c)	Commencement of offering of Ultra Shares on February 22, 2005.

(d)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

122   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

	Core Bond Fund			Core Plus Bond Fund
	Year Ended 2/28/2007 (a)	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)	Year Ended 2/28/2007	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)
SHARE TRANSACTIONS:
Class A
Issued	28,601	12,513	13,134	2,031	713	1,712
Shares issued in connection with Fund reorganization (Note 9)	—	—	1,630	—	—	—
Reinvested	1,584	893	1,316	198	130	214
Redeemed	(14,968)	(10,330)	(14,280)	(2,944)	(1,380)	(2,344)
Change in Class A Shares	15,217	3,076	1,800	(715)	(537)	(418)
Class B
Issued	1,306	900	1,007	531	43	216
Shares issued in connection with Fund reorganization (Note 9)	—	—	1,012	—	—	—
Reinvested	180	143	246	30	19	41
Redeemed	(2,568)	(1,637)	(2,669)	(757)	(347)	(572)
Change in Class B Shares	(1,082)	(594)	(404)	(196)	(285)	(315)
Class C
Issued	2,381	923	1,048	244	75	120
Reinvested	126	85	162	13	8	15
Redeemed	(1,809)	(1,452)	(2,678)	(209)	(119)	(175)
Change in Class C Shares	698	(444)	(1,468)	48	(36)	(40)
R Class
Issued	5,956	—	—	—	—	—
Reinvested	95	—	—	—	—	—
Redeemed	(817)	—	—	—	—	—
Change in R Class Shares	5,234	—	—	—	—	—
Select Class
Issued	46,910	52,715	107,996	12,160	12,367	21,531
Shares issued in connection with Fund reorganization (Note 9)	—	—	74,368	—	—	—
Reinvested	3,255	1,880	10,471	583	35	355
Redeemed	(110,220)	(47,617)	(395,418)	(57,694)	(12,626)	(31,321)
Change in Select Class Shares	(60,055)	6,978	(202,583)	(44,951)	(224)	(9,435)
Ultra
Issued	14,282	16,135	66,743	—	— (d)	1,830
Reinvested	1,336	887	455	—	—	—
Redeemed	(15,488)	(9,984)	(7,667)	(94)	(100)	(81)
Change in Ultra Shares	130	7,038	59,531	(94)	(100)	1,749

(a)	Commencement of offering of R Class Shares on May 15, 2006.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

(c)	Commencement of offering of Ultra Shares on February 22, 2005.

(d)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund			High Yield Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005	Year Ended 2/28/2007 (b)	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (c)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$65,829	$36,807	$36,823	$42,998	$13,801	$31,700
Net assets acquired in a tax-free reorganization (Note 9)	—	—	44,516	—	—	—
Dividends reinvested	3,881	2,839	3,566	3,204	2,008	3,881
Cost of shares redeemed	(58,683)	(29,253)	(34,340)	(28,163)	(21,352)	(43,888)
Redemption fees	—	—	—	2	1	— (d)
Change in net assets from Class A capital transactions	$11,027	$10,393	$50,565	$18,041	$(5,542)	$(8,307)
Class B
Proceeds from shares issued	$2,933	$2,961	$7,383	$7,394	$3,563	$9,033
Net assets acquired in a tax-free reorganization (Note 9)	—	—	11,923	—	—	—
Dividends reinvested	1,829	1,609	3,107	1,201	803	1,587
Cost of shares redeemed	(30,720)	(18,278)	(31,955)	(9,585)	(8,686)	(10,888)
Redemption fees	—	—	—	1	1	1
Change in net assets from Class B capital transactions	$(25,958)	$(13,708)	$(9,542)	$(989)	$(4,319)	$(267)
Class C
Proceeds from shares issued	$7,083	$4,802	$6,479	$10,044	$3,591	$6,804
Dividends reinvested	628	457	939	1,063	731	1,564
Cost of shares redeemed	(9,273)	(5,521)	(26,287)	(7,997)	(6,822)	(15,876)
Redemption fees	—	—	—	1	1	— (d)
Change in net assets from Class C capital transactions	$(1,562)	$(262)	$(18,869)	$3,111	$(2,499)	$(7,508)
R Class
Proceeds from shares issued	$—	$—	$—	$8,278	$—	$—
Dividends reinvested	—	—	—	297	—	—
Cost of shares redeemed	—	—	—	(130)	—	—
Redemption fees	—	—	—	— (d)	—	—
Change in net assets from R Class capital transactions	$—	$—	$—	$8,445	$—	$—
Select Class
Proceeds from shares issued	$350,067	$73,295	$106,361	$249,732	$135,603	$253,649
Net assets acquired in a tax-free reorganization (Note 9)	—	—	73,203	—	—	—
Dividends reinvested	3,672	344	1,361	9,931	2,745	9,018
Cost of shares redeemed	(268,139)	(66,635)	(138,820)	(225,817)	(159,570)	(335,330)
Redemption fees	—	—	—	25	21	1
Change in net assets from Select Class capital transactions	$85,600	$7,004	$42,105	$33,871	$(21,201)	$(72,662)
Ultra
Proceeds from shares issued	$—	$—	$—	$3,796	$20,377	$49,888
Dividends reinvested	—	—	—	167	138	—
Cost of shares redeemed	—	—	—	(325)	(2,600)	(7,717)
Redemption fees	—	—	—	1	1	—
Change in net assets from Ultra capital transactions	$—	$—	$—	$3,639	$17,916	$42,171

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of R Class Shares on May 15, 2006.

(c)	Commencement of offering of Ultra Shares on February 22, 2005.

(d)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

124   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

	Government Bond Fund			High Yield Bond Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005	Year Ended 2/28/2007 (b)	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (c)
SHARE TRANSACTIONS:
Class A
Issued	6,577	3,593	3,552	5,115	1,674	3,780
Shares issued in connection with Fund reorganization (Note 9)	—	—	4,299	—	—	—
Reinvested	388	278	344	384	244	465
Redeemed	(5,862)	(2,855)	(3,314)	(3,369)	(2,589)	(5,247)
Change in Class A Shares	1,103	1,016	4,881	2,130	(671)	(1,002)
Class B
Issued	293	289	712	884	432	1,077
Shares issued in connection with Fund reorganization (Note 9)	—	—	1,153	—	—	—
Reinvested	183	158	301	144	97	190
Redeemed	(3,076)	(1,788)	(3,089)	(1,149)	(1,053)	(1,305)
Change in Class B Shares	(2,600)	(1,341)	(923)	(121)	(524)	(38)
Class C
Issued	706	469	626	1,196	435	809
Reinvested	63	45	91	127	89	187
Redeemed	(929)	(540)	(2,539)	(961)	(827)	(1,897)
Change in Class C Shares	(160)	(26)	(1,822)	362	(303)	(901)
R Class
Issued	—	—	—	993	—	—
Reinvested	—	—	—	35	—	—
Redeemed	—	—	—	(16)	—	—
Change in R Class Shares	—	—	—	1,012	—	—
Select Class
Issued	34,950	7,143	10,275	29,817	16,452	30,161
Shares issued in connection with Fund reorganization (Note 9)	—	—	7,077	—	—	—
Reinvested	368	34	132	1,197	334	1,075
Redeemed	(26,890)	(6,500)	(13,427)	(27,085)	(19,332)	(39,681)
Change in Select Class Shares	8,428	677	4,057	3,929	(2,546)	(8,445)
Ultra
Issued	—	—	—	448	2,478	5,829
Reinvested	—	—	—	20	17	—
Redeemed	—	—	—	(40)	(316)	(949)
Change in Ultra Shares	—	—	—	428	2,179	4,880

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of R Class Shares on May 15, 2006.

(c)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Intermediate Bond Fund			Mortgage-Backed Securities Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$24,457	$21,305	$57,955	$5,934	$3,268	$9,262
Dividends reinvested	4,302	3,558	7,238	485	314	401
Cost of shares redeemed	(50,815)	(46,630)	(131,624)	(6,309)	(4,424)	(2,293)
Change in net assets from Class A capital transactions	$(22,056)	$(21,767)	$(66,431)	$110	$(842)	$7,370
Class B
Proceeds from shares issued	$1,329	$1,633	$5,809	$—	$—	$—
Dividends reinvested	2,061	1,855	3,809	—	—	—
Cost of shares redeemed	(24,676)	(20,293)	(39,691)	—	—	—
Change in net assets from Class B capital transactions	$(21,286)	$(16,805)	$(30,073)	$—	$—	$—
Class C
Proceeds from shares issued	$3,237	$4,274	$10,724	$—	$—	$—
Dividends reinvested	1,146	1,074	2,615	—	—	—
Cost of shares redeemed	(20,292)	(16,735)	(67,055)	—	—	—
Change in net assets from Class C capital transactions	$(15,909)	$(11,387)	$(53,716)	$—	$—	$—
Select Class
Proceeds from shares issued	$190,785	$265,831	$476,049	$67,604	$121,516	$372,340
Dividends reinvested	4,689	2,781	23,725	2,506	1,730	40,634
Cost of shares redeemed	(382,642)	(266,101)	(1,089,278)	(62,830)	(139,678)	(1,822,493)
Change in net assets from Select Class capital transactions	$(187,168)	$2,511	$(589,504)	$7,280	$(16,432)	$(1,409,519)
Ultra
Proceeds from shares issued	$23,400	$29,716	$222,727	$210,175	$165,996	$1,160,694
Dividends reinvested	895	573	698	41,076	29,893	14,224
Cost of shares redeemed	(18,223)	(39,079)	(89,364)	(165,487)	(121,323)	(46,772)
Redemption in-kind (Note 10)	—	—	—	(449,495)	—	—
Change in net assets from Ultra capital transactions	$6,072	$(8,790)	$134,061	$(363,731)	$74,566	$1,128,146

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

126   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

	Intermediate Bond Fund			Mortgage-Backed Securities Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)
SHARE TRANSACTIONS:
Class A
Issued	2,382	2,036	5,412	564	307	854
Reinvested	419	341	678	46	30	37
Redeemed	(4,949)	(4,467)	(12,273)	(601)	(417)	(212)
Change in Class A Shares	(2,148)	(2,090)	(6,183)	9	(80)	679
Class B
Issued	131	158	550	—	—	—
Reinvested	204	180	361	—	—	—
Redeemed	(2,440)	(1,972)	(3,762)	—	—	—
Change in Class B Shares	(2,105)	(1,634)	(2,851)	—	—	—
Class C
Issued	320	413	1,015	—	—	—
Reinvested	113	105	248	—	—	—
Redeemed	(2,004)	(1,624)	(6,334)	—	—	—
Change in Class C Shares	(1,571)	(1,106)	(5,071)	—	—	—
Select Class
Issued	18,610	25,452	44,490	6,572	11,581	34,791
Reinvested	458	266	2,217	241	165	3,803
Redeemed	(37,338)	(25,487)	(101,847)	(6,129)	(13,310)	(171,270)
Change in Select Class Shares	(18,270)	231	(55,140)	684	(1,564)	(132,676)
Ultra
Issued	2,270	2,845	20,906	20,347	15,794	109,466
Reinvested	87	55	66	3,972	2,857	1,339
Redeemed	(1,781)	(3,778)	(8,388)	(15,945)	(11,553)	(4,398)
Redemption in-kind (Note 10)	—	—	—	(42,727)	—	—
Change in Ultra Shares	576	(878)	12,584	(34,353)	7,098	106,407

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   127

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration Bond Fund			Treasury & Agency Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$31,545	$23,433	$30,928	$20,265	$16,544	$39,292
Dividends reinvested	2,807	1,552	2,382	2,648	2,014	3,623
Cost of shares redeemed	(34,088)	(28,788)	(43,764)	(30,865)	(21,272)	(49,368)
Change in net assets from Class A capital transactions	$264	$(3,803)	$(10,454)	$(7,952)	$(2,714)	$(6,453)
Class B
Proceeds from shares issued	$3,740	$404	$2,503	$299	$249	$498
Dividends reinvested	479	319	666	422	417	1,361
Cost of shares redeemed	(9,493)	(6,989)	(16,021)	(6,437)	(6,449)	(27,294)
Change in net assets from Class B capital transactions	$(5,274)	$(6,266)	$(12,852)	$(5,716)	$(5,783)	$(25,435)
Class C
Proceeds from shares issued	$692	$3,549	$20,457	$—	$—	$—
Dividends reinvested	710	629	1,498	—	—	—
Cost of shares redeemed	(19,117)	(21,836)	(63,598)	—	—	—
Change in net assets from Class C capital transactions	$(17,715)	$(17,658)	$(41,643)	$—	$—	$—
Select Class
Proceeds from shares issued	$91,079	$175,635	$532,445	$38,528	$19,127	$14,086
Dividends reinvested	1,451	475	8,217	530	308	641
Cost of shares redeemed	(315,825)	(233,925)	(1,016,766)	(20,118)	(14,761)	(16,920)
Change in net assets from Select Class capital transactions	$(223,295)	$(57,815)	$(476,104)	$18,940	$4,674	$(2,193)
Ultra
Proceeds from shares issued	$73,680	$27,188	$502,301	$—	$—	$—
Dividends reinvested	5,507	3,451	1,906	—	—	—
Cost of shares redeemed	(154,009)	(48,712)	(110,421)	—	—	—
Change in net assets from Ultra capital transactions	$(74,822)	$(18,073)	$393,786	$—	$—	$—

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

128   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

	Short Duration Bond Fund			Treasury & Agency Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005
SHARE TRANSACTIONS:
Class A
Issued	3,010	2,237	2,918	2,083	1,677	3,845
Reinvested	268	148	225	273	205	356
Redeemed	(3,258)	(2,748)	(4,133)	(3,177)	(2,156)	(4,860)
Change in Class A Shares	20	(363)	(990)	(821)	(274)	(659)
Class B
Issued	354	38	234	31	25	49
Reinvested	46	30	63	44	42	134
Redeemed	(901)	(662)	(1,502)	(663)	(654)	(2,680)
Change in Class B Shares	(501)	(594)	(1,205)	(588)	(587)	(2,497)
Class C
Issued	66	337	1,916	—	—	—
Reinvested	67	60	141	—	—	—
Redeemed	(1,818)	(2,073)	(5,963)	—	—	—
Change in Class C Shares	(1,685)	(1,676)	(3,906)	—	—	—
Select Class
Issued	8,712	16,753	50,151	3,966	1,945	1,383
Reinvested	139	45	773	55	31	63
Redeemed	(30,179)	(22,319)	(96,103)	(2,074)	(1,500)	(1,658)
Change in Select Class Shares	(21,328)	(5,521)	(45,179)	1,947	476	(212)
Ultra
Issued	7,048	2,597	47,597	—	—	—
Reinvested	526	330	181	—	—	—
Redeemed	(14,665)	(4,653)	(10,485)	—	—	—
Change in Ultra Shares	(7,091)	(1,726)	37,293	—	—	—

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   129

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Ultra Short Duration Bond Fund
	Year Ended 2/28/2007 (a)	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$62,603	$44,709	$159,519
Dividends reinvested	4,905	4,414	6,848
Cost of shares redeemed	(165,714)	(109,515)	(245,704)
Change in net assets from Class A capital transactions	$(98,206)	$(60,392)	$(79,337)
Class B
Proceeds from shares issued	$2,169	$1,704	$5,093
Dividends reinvested	1,348	1,049	1,520
Cost of shares redeemed	(19,402)	(15,629)	(25,861)
Change in net assets from Class B capital transactions	$(15,885)	$(12,876)	$(19,248)
Class C
Proceeds from shares issued	$78,998	$86,913	$262,889
Dividends reinvested	10,009	7,751	11,675
Cost of shares redeemed	(185,919)	(191,233)	(436,940)
Change in net assets from Class C capital transactions	$(96,912)	$(96,569)	$(162,376)
Select Class
Proceeds from shares issued	$134,417	$161,616	$693,975
Dividends reinvested	12,535	7,286	16,102
Cost of shares redeemed	(251,471)	(258,262)	(1,084,257)
Change in net assets from Select Class capital transactions	$(104,519)	$(89,360)	$(374,180)
Ultra
Proceeds from shares issued	$278,308	$169,981	$482,991
Dividends reinvested	17,729	8,842	2,837
Cost of shares redeemed	(123,716)	(125,256)	(59,453)
Change in net assets from Ultra capital transactions	$172,321	$53,567	$426,375

(a)	Prior to July 1, 2006, the Fund was named Ultra Short Term Bond Fund.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

(c)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

130   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

	Ultra Short Duration Bond Fund
	Year Ended 2/28/2007 (a)	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)
SHARE TRANSACTIONS:
Class A
Issued	6,420	4,566	16,136
Reinvested	504	452	694
Redeemed	(17,001)	(11,185)	(24,855)
Change in Class A Shares	(10,077)	(6,167)	(8,025)
Class B
Issued	225	175	519
Reinvested	140	108	155
Redeemed	(2,007)	(1,608)	(2,637)
Change in Class B Shares	(1,642)	(1,325)	(1,963)
Class C
Issued	8,176	8,950	26,821
Reinvested	1,038	800	1,194
Redeemed	(19,259)	(19,693)	(44,601)
Change in Class C Shares	(10,045)	(9,943)	(16,586)
Select Class
Issued	13,798	16,502	70,220
Reinvested	1,288	746	1,632
Redeemed	(25,824)	(26,358)	(109,846)
Change in Select Class Shares	(10,738)	(9,110)	(37,994)
Ultra
Issued	28,497	17,337	49,005
Reinvested	1,821	905	289
Redeemed	(12,695)	(12,796)	(6,033)
Change in Ultra Shares	17,623	5,446	43,261

(a)	Prior to July 1, 2006, the Fund was named Ultra Short Term Bond Fund.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

(c)	Commencement of offering of Ultra Shares on February 22, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Class A

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Core Bond Fund
Year Ended February 28, 2007	$10.57	$0.46	(e)	$0.10	$0.56	$(0.46)	$—	$(0.46)	$—
July 1, 2005 through February 28, 2006 (d)	10.91	0.34		(0.35)	(0.01)	(0.33)	—	(0.33)	—
Year Ended June 30, 2005	10.77	0.51		0.15	0.66	(0.52)	—	(0.52)	—
Year Ended June 30, 2004	11.18	0.48		(0.39)	0.09	(0.50)	—	(0.50)	—
Year Ended June 30, 2003	10.82	0.62		0.35	0.97	(0.60)	(0.01)	(0.61)	—
Year Ended June 30, 2002	10.59	0.66		0.28	0.94	(0.68)	(0.03)	(0.71)	—

Core Plus Bond Fund
Year Ended February 28, 2007	7.73	0.35		0.06	0.41	(0.36)	—	(0.36)	—
July 1, 2005 through February 28, 2006 (d)	7.95	0.24		(0.22)	0.02	(0.24)	—	(0.24)	—
Year Ended June 30, 2005	7.82	0.36		0.14	0.50	(0.37)	—	(0.37)	—
Year Ended June 30, 2004	8.10	0.36		(0.28)	0.08	(0.36)	—	(0.36)	—
Year Ended June 30, 2003	7.81	0.45		0.30	0.75	(0.46)	—	(0.46)	—
Year Ended June 30, 2002	7.75	0.46		0.05	0.51	(0.45)	—	(0.45)	—

Government Bond Fund
Year Ended February 28, 2007	10.15	0.45		0.01	0.46	(0.46)	—	(0.46)	—
July 1, 2005 through February 28, 2006 (d)	10.48	0.30		(0.33)	(0.03)	(0.30)	—	(0.30)	—
Year Ended June 30, 2005	10.16	0.46		0.33	0.79	(0.47)	—	(0.47)	—
Year Ended June 30, 2004	10.67	0.48		(0.52)	(0.04)	(0.47)	—	(0.47)	—
Year Ended June 30, 2003	10.26	0.52		0.42	0.94	(0.53)	—	(0.53)	—
Year Ended June 30, 2002	9.93	0.55		0.33	0.88	(0.55)	—	(0.55)	—

High Yield Bond Fund
Year Ended February 28, 2007	8.23	0.61		0.40	1.01	(0.62)	(0.02)	(0.64)	—	(f)
July 1, 2005 through February 28, 2006 (d)	8.29	0.42		(0.06)	0.36	(0.42)	—	(0.42)	—	(f)
Year Ended June 30, 2005	8.17	0.61		0.14	0.75	(0.61)	(0.02)	(0.63)	—	(f)
Year Ended June 30, 2004	7.92	0.61		0.23	0.84	(0.59)	—	(0.59)	—
Year Ended June 30, 2003	7.30	0.65		0.62	1.27	(0.65)	—	(0.65)	—
Year Ended June 30, 2002	8.19	0.70		(0.89)	(0.19)	(0.70)	—	(0.70)	—

Intermediate Bond Fund
Year Ended February 28, 2007	10.32	0.47	(e)	0.07	0.54	(0.47)	—	(0.47)	—
July 1, 2005 through February 28, 2006 (d)	10.65	0.29		(0.29)	—	(0.33)	—	(0.33)	—
Year Ended June 30, 2005	10.63	0.40		0.12	0.52	(0.50)	—	(0.50)	—
Year Ended June 30, 2004	11.01	0.47		(0.37)	0.10	(0.48)	—	(0.48)	—
Year Ended June 30, 2003	10.70	0.57		0.32	0.89	(0.58)	—	(0.58)	—
Year Ended June 30, 2002	10.50	0.62		0.21	0.83	(0.63)	—	(0.63)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Calculated based upon average shares outstanding.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

132   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.67	5.42%	$560,556	0.75%	4.36%	0.94%	8%
10.57	(0.11)	394,309	0.75	4.54	0.97	13
10.91	6.23	373,401	0.82	4.52	1.09	16
10.77	0.84	349,290	0.85	4.34	1.16	20
11.18	9.20	429,859	0.85	5.57	1.17	23
10.82	9.09	262,489	0.85	6.09	1.18	32

7.78	5.49	45,383	0.91	4.64	0.96	26
7.73	0.31	50,622	0.90	4.65	0.94	15
7.95	6.47	56,320	0.90	4.54	1.09	20
7.82	0.98	58,697	0.88	4.50	1.15	24
8.10	9.80	75,575	0.89	5.63	1.17	16
7.81	6.76	57,173	0.89	5.86	1.16	23

10.15	4.65	157,598	0.75	4.51	0.98	24
10.15	(0.30)	146,294	0.75	4.37	0.97	6
10.48	7.89	140,496	0.79	4.43	1.02	10
10.16	(0.40)	86,614	0.87	4.38	1.04	16
10.67	9.29	152,028	0.87	4.92	1.03	19
10.26	9.01	74,166	0.87	5.37	1.03	24

8.60	12.82	83,790	1.12	7.42	1.31	69
8.23	4.39	62,622	1.11	7.51	1.30	47
8.29	9.47	68,636	1.12	7.22	1.33	68
8.17	10.96	75,885	1.12	7.37	1.33	58
7.92	18.64	82,386	1.14	8.86	1.35	52
7.30	(2.60)	32,756	1.15	8.91	1.37	34

10.39	5.42	124,797	0.83	4.56	0.96	5
10.32	0.02	146,206	0.83	4.77	0.98	5
10.65	4.99	173,146	0.83	4.48	1.10	10
10.63	0.91	238,399	0.83	4.27	1.17	17
11.01	8.52	334,574	0.83	5.24	1.17	24
10.70	8.08	233,915	0.83	5.88	1.17	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class A (continued)

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Mortgage-Backed Securities Fund
Year Ended February 28, 2007	$10.54	$0.47		$0.10	$0.57	$(0.46)	$—	$(0.46)
July 1, 2005 through February 28, 2006 (d)	10.83	0.33		(0.29)	0.04	(0.33)	—	(0.33)
Year Ended June 30, 2005	10.77	0.49		0.08	0.57	(0.51)	—	(0.51)
Year Ended June 30, 2004	10.89	0.42		(0.08)	0.34	(0.46)	—	(0.46)
Year Ended June 30, 2003	11.00	0.60		(0.04)	0.56	(0.66)	(0.01)	(0.67)
Year Ended June 30, 2002	10.47	0.61		0.55	1.16	(0.62)	(0.01)	(0.63)

Short Duration Bond Fund
Year Ended February 28, 2007	10.43	0.39	(e)	0.10	0.49	(0.40)	—	(0.40)
July 1, 2005 through February 28, 2006 (d)	10.51	0.21		(0.08)	0.13	(0.21)	—	(0.21)
Year Ended June 30, 2005	10.62	0.28		(0.10)	0.18	(0.29)	—	(0.29)
Year Ended June 30, 2004	10.86	0.27		(0.23)	0.04	(0.28)	—	(0.28)
Year Ended June 30, 2003	10.72	0.35		0.18	0.53	(0.39)	—	(0.39)
Year Ended June 30, 2002	10.56	0.48		0.19	0.67	(0.51)	—	(0.51)

Treasury & Agency Fund
Year Ended February 28, 2007	9.75	0.46		(0.03)	0.43	(0.46)	—	(0.46)
July 1, 2005 through February 28, 2006 (d)	10.00	0.32		(0.25)	0.07	(0.32)	—	(0.32)
Year Ended June 30, 2005	10.31	0.42		(0.20)	0.22	(0.42)	(0.11)	(0.53)
Year Ended June 30, 2004	10.76	0.35		(0.40)	(0.05)	(0.35)	(0.05)	(0.40)
Year Ended June 30, 2003	10.33	0.38		0.43	0.81	(0.38)	—	(0.38)
Year Ended June 30, 2002	10.04	0.44		0.29	0.73	(0.44)	—	(0.44)

Ultra Short Duration Bond Fund
Year Ended February 28, 2007	9.74	0.45		0.03	0.48	(0.45)	—	(0.45)
July 1, 2005 through February 28, 2006 (d)	9.83	0.26		(0.08)	0.18	(0.27)	—	(0.27)
Year Ended June 30, 2005	9.89	0.27		(0.04)	0.23	(0.29)	—	(0.29)
Year Ended June 30, 2004	9.97	0.20		(0.05)	0.15	(0.23)	—	(0.23)
Year Ended June 30, 2003	9.95	0.24		0.04	0.28	(0.26)	—	(0.26)
Year Ended June 30, 2002	9.86	0.36		0.11	0.47	(0.38)	—	(0.38)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

134   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$10.65	5.60%	$14,063	0.65%	4.46%	0.98%	18%
10.54	0.35	13,826	0.65	4.68	0.97	16
10.83	5.40	15,077	0.65	4.50	0.92	25
10.77	3.07	7,681	0.65	4.23	0.82	12
10.89	5.17	13,783	0.65	3.84	0.89	35
11.00	11.44	1,344	0.65	4.67	0.90	36

10.52	4.75	94,199	0.80	3.69	0.91	44
10.43	1.22	93,187	0.80	2.97	0.91	22
10.51	1.72	97,744	0.80	2.64	1.10	27
10.62	0.39	109,252	0.80	2.51	1.16	54
10.86	5.01	128,309	0.80	3.26	1.16	27
10.72	6.41	49,282	0.80	4.57	1.16	50

9.72	4.48	69,390	0.70	4.70	1.03	10
9.75	0.71	77,632	0.70	4.83	1.03	20
10.00	2.22	82,360	0.67	4.05	0.99	22
10.31	(0.52)	91,714	0.65	3.30	0.95	23
10.76	7.97	126,395	0.65	3.61	0.95	33
10.33	7.39	124,058	0.65	4.31	0.95	41

9.77	5.03	121,385	0.70	4.53	0.91	26
9.74	1.81	219,258	0.70	3.81	0.91	9
9.83	2.36	281,966	0.70	2.67	1.05	26
9.89	1.53	362,796	0.70	1.97	1.12	46
9.97	2.83	366,214	0.70	2.34	1.12	36
9.95	4.88	162,338	0.65	3.62	1.12	39

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Core Bond Fund
Year Ended February 28, 2007	$10.56	$0.39	(e)	$0.10	$0.49	$(0.39)	$—	$(0.39)	$—
July 1, 2005 through February 28, 2006 (d)	10.90	0.27		(0.33)	(0.06)	(0.28)	—	(0.28)	—
Year Ended June 30, 2005	10.76	0.42		0.17	0.59	(0.45)	—	(0.45)	—
Year Ended June 30, 2004	11.17	0.41		(0.39)	0.02	(0.43)	—	(0.43)	—
Year Ended June 30, 2003	10.81	0.54		0.36	0.90	(0.53)	(0.01)	(0.54)	—
Year Ended June 30, 2002	10.59	0.58		0.28	0.86	(0.61)	(0.03)	(0.64)	—

Core Plus Bond Fund
Year Ended February 28, 2007	7.77	0.32		0.05	0.37	(0.32)	—	(0.32)	—
July 1, 2005 through February 28, 2006 (d)	7.98	0.22		(0.22)	—	(0.21)	—	(0.21)	—
Year Ended June 30, 2005	7.86	0.32		0.12	0.44	(0.32)	—	(0.32)	—
Year Ended June 30, 2004	8.14	0.31		(0.28)	0.03	(0.31)	—	(0.31)	—
Year Ended June 30, 2003	7.84	0.40		0.30	0.70	(0.40)	—	(0.40)	—
Year Ended June 30, 2002	7.78	0.41		0.05	0.46	(0.40)	—	(0.40)	—

Government Bond Fund
Year Ended February 28, 2007	10.14	0.38		0.01	0.39	(0.39)	—	(0.39)	—
July 1, 2005 through February 28, 2006 (d)	10.47	0.25		(0.33)	(0.08)	(0.25)	—	(0.25)	—
Year Ended June 30, 2005	10.16	0.39		0.32	0.71	(0.40)	—	(0.40)	—
Year Ended June 30, 2004	10.66	0.40		(0.50)	(0.10)	(0.40)	—	(0.40)	—
Year Ended June 30, 2003	10.26	0.45		0.41	0.86	(0.46)	—	(0.46)	—
Year Ended June 30, 2002	9.93	0.47		0.34	0.81	(0.48)	—	(0.48)	—

High Yield Bond Fund
Year Ended February 28, 2007	8.23	0.57		0.40	0.97	(0.57)	(0.02)	(0.59)	—	(f)
July 1, 2005 through February 28, 2006 (d)	8.29	0.38		(0.06)	0.32	(0.38)	—	(0.38)	—	(f)
Year Ended June 30, 2005	8.18	0.55		0.14	0.69	(0.56)	(0.02)	(0.58)	—	(f)
Year Ended June 30, 2004	7.93	0.55		0.24	0.79	(0.54)	—	(0.54)	—
Year Ended June 30, 2003	7.32	0.60		0.62	1.22	(0.61)	—	(0.61)	—
Year Ended June 30, 2002	8.21	0.65		(0.89)	(0.24)	(0.65)	—	(0.65)	—

Intermediate Bond Fund
Year Ended February 28, 2007	10.18	0.40	(e)	0.07	0.47	(0.42)	—	(0.42)	—
July 1, 2005 through February 28, 2006 (d)	10.51	0.26		(0.30)	(0.04)	(0.29)	—	(0.29)	—
Year Ended June 30, 2005	10.49	0.38		0.08	0.46	(0.44)	—	(0.44)	—
Year Ended June 30, 2004	10.88	0.39		(0.37)	0.02	(0.41)	—	(0.41)	—
Year Ended June 30, 2003	10.59	0.49		0.32	0.81	(0.52)	—	(0.52)	—
Year Ended June 30, 2002	10.40	0.55		0.21	0.76	(0.57)	—	(0.57)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Calculated based upon average shares outstanding.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

136   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.66	4.75%	$74,963	1.40%	3.72%	1.44%	8%
10.56	(0.55)	85,667	1.40	3.89	1.47	13
10.90	5.57	94,897	1.47	3.87	1.68	16
10.76	0.28	98,064	1.50	3.69	1.81	20
11.17	8.53	134,915	1.50	4.92	1.82	23
10.81	8.34	76,031	1.50	5.41	1.83	32

7.82	4.91	5,464	1.45	4.09	1.46	26
7.77	0.05	6,950	1.44	4.10	1.44	15
7.98	5.74	9,424	1.51	3.92	1.70	20
7.86	0.32	11,745	1.53	3.85	1.80	24
8.14	9.19	15,226	1.54	4.99	1.82	16
7.84	6.06	13,203	1.54	5.21	1.81	23

10.14	3.93	52,182	1.46	3.82	1.48	24
10.14	(0.78)	78,500	1.45	3.67	1.47	6
10.47	7.07	95,143	1.47	3.76	1.62	10
10.16	(0.97)	101,634	1.52	3.74	1.69	16
10.66	8.64	155,876	1.52	4.30	1.68	19
10.26	8.24	84,354	1.52	4.71	1.68	24

8.61	12.19	35,667	1.77	6.78	1.81	69
8.23	3.92	35,105	1.76	6.86	1.80	47
8.29	8.71	39,697	1.77	6.58	1.93	68
8.18	10.23	39,488	1.76	6.71	1.98	58
7.93	17.90	32,796	1.79	8.20	2.00	52
7.32	(3.34)	11,572	1.80	8.32	2.02	34

10.23	4.70	61,674	1.40	4.00	1.46	5
10.18	(0.35)	82,765	1.40	4.20	1.48	5
10.51	4.46	102,614	1.46	3.86	1.70	10
10.49	0.20	132,372	1.48	3.62	1.82	17
10.88	7.85	185,642	1.48	4.54	1.82	24
10.59	7.30	86,784	1.48	5.22	1.82	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B (continued)

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Short Duration Bond Fund
Year Ended February 28, 2007	$10.50	$0.33	(e)	$0.11	$0.44	$(0.34)	$—	$(0.34)
July 1, 2005 through February 28, 2006 (d)	10.59	0.17		(0.09)	0.08	(0.17)	—	(0.17)
Year Ended June 30, 2005	10.69	0.23		(0.09)	0.14	(0.24)	—	(0.24)
Year Ended June 30, 2004	10.93	0.22		(0.23)	(0.01)	(0.23)	—	(0.23)
Year Ended June 30, 2003	10.80	0.30		0.17	0.47	(0.34)	—	(0.34)
Year Ended June 30, 2002	10.63	0.43		0.20	0.63	(0.46)	—	(0.46)

Treasury & Agency Fund
Year Ended February 28, 2007	9.74	0.43		(0.05)	0.38	(0.41)	—	(0.41)
July 1, 2005 through February 28, 2006 (d)	9.99	0.29		(0.25)	0.04	(0.29)	—	(0.29)
Year Ended June 30, 2005	10.30	0.38		(0.21)	0.17	(0.37)	(0.11)	(0.48)
Year Ended June 30, 2004	10.75	0.31		(0.41)	(0.10)	(0.30)	(0.05)	(0.35)
Year Ended June 30, 2003	10.32	0.33		0.43	0.76	(0.33)	—	(0.33)
Year Ended June 30, 2002	10.03	0.39		0.29	0.68	(0.39)	—	(0.39)

Ultra Short Duration Bond Fund
Year Ended February 28, 2007	9.67	0.38		0.05	0.43	(0.40)	—	(0.40)
July 1, 2005 through February 28, 2006 (d)	9.76	0.22		(0.08)	0.14	(0.23)	—	(0.23)
Year Ended June 30, 2005	9.82	0.21		(0.03)	0.18	(0.24)	—	(0.24)
Year Ended June 30, 2004	9.90	0.14		(0.04)	0.10	(0.18)	—	(0.18)
Year Ended June 30, 2003	9.89	0.19		0.03	0.22	(0.21)	—	(0.21)
Year Ended June 30, 2002	9.80	0.32		0.11	0.43	(0.34)	—	(0.34)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

138   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.60	4.27%	$17,787	1.30%	3.17%	1.41%	44%
10.50	0.79	22,899	1.30	2.46	1.41	22
10.59	1.31	29,369	1.30	2.13	1.71	27
10.69	0.09	42,563	1.30	2.01	1.81	54
10.93	4.39	51,994	1.30	2.72	1.81	27
10.80	5.97	14,320	1.30	4.05	1.81	50

9.71	3.97	10,948	1.20	4.19	1.53	10
9.74	0.39	16,720	1.20	4.34	1.53	20
9.99	1.70	23,012	1.17	3.45	1.60	22
10.30	(1.02)	49,443	1.15	2.80	1.60	23
10.75	7.45	79,108	1.15	3.10	1.60	33
10.32	6.89	65,913	1.15	3.84	1.60	41

9.70	4.54	32,930	1.20	4.04	1.41	26
9.67	1.46	48,750	1.20	3.31	1.41	9
9.76	1.87	62,135	1.20	2.18	1.65	26
9.82	1.02	81,758	1.20	1.48	1.77	46
9.90	2.28	101,749	1.20	1.84	1.77	36
9.89	4.43	42,494	1.15	3.08	1.76	39

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Core Bond Fund
Year Ended February 28, 2007	$10.62	$0.39	(e)	$0.11	$0.50	$(0.39)	$—	$(0.39)	$—
July 1, 2005 through February 28, 2006 (d)	10.96	0.28		(0.34)	(0.06)	(0.28)	—	(0.28)	—
Year Ended June 30, 2005	10.82	0.42		0.17	0.59	(0.45)	—	(0.45)	—
Year Ended June 30, 2004	11.23	0.42		(0.40)	0.02	(0.43)	—	(0.43)	—
Year Ended June 30, 2003	10.87	0.54		0.36	0.90	(0.53)	(0.01)	(0.54)	—
Year Ended June 30, 2002	10.64	0.58		0.30	0.88	(0.62)	(0.03)	(0.65)	—

Core Plus Bond Fund
Year Ended February 28, 2007	7.77	0.32		0.05	0.37	(0.32)	—	(0.32)	—
July 1, 2005 through February 28, 2006 (d)	7.98	0.21		(0.21)	—	(0.21)	—	(0.21)	—
Year Ended June 30, 2005	7.86	0.31		0.13	0.44	(0.32)	—	(0.32)	—
Year Ended June 30, 2004	8.14	0.31		(0.28)	0.03	(0.31)	—	(0.31)	—
Year Ended June 30, 2003	7.84	0.40		0.31	0.71	(0.41)	—	(0.41)	—
Year Ended June 30, 2002	7.78	0.40		0.07	0.47	(0.41)	—	(0.41)	—

Government Bond Fund
Year Ended February 28, 2007	10.13	0.38		0.01	0.39	(0.39)	—	(0.39)	—
July 1, 2005 through February 28, 2006 (d)	10.46	0.25		(0.33)	(0.08)	(0.25)	—	(0.25)	—
Year Ended June 30, 2005	10.15	0.40		0.31	0.71	(0.40)	—	(0.40)	—
Year Ended June 30, 2004	10.65	0.40		(0.50)	(0.10)	(0.40)	—	(0.40)	—
Year Ended June 30, 2003	10.25	0.45		0.41	0.86	(0.46)	—	(0.46)	—
Year Ended June 30, 2002	9.93	0.47		0.34	0.81	(0.49)	—	(0.49)	—

High Yield Bond Fund
Year Ended February 28, 2007	8.24	0.57		0.39	0.96	(0.57)	(0.02)	(0.59)	—	(f)
July 1, 2005 through February 28, 2006 (d)	8.29	0.38		(0.05)	0.33	(0.38)	—	(0.38)	—	(f)
Year Ended June 30, 2005	8.19	0.55		0.13	0.68	(0.56)	(0.02)	(0.58)	—
Year Ended June 30, 2004	7.93	0.55		0.25	0.80	(0.54)	—	(0.54)	—
Year Ended June 30, 2003	7.32	0.60		0.62	1.22	(0.61)	—	(0.61)	—
Year Ended June 30, 2002	8.21	0.64		(0.88)	(0.24)	(0.65)	—	(0.65)	—

Intermediate Bond Fund
Year Ended February 28, 2007	10.18	0.40	(e)	0.08	0.48	(0.42)	—	(0.42)	—
July 1, 2005 through February 28, 2006 (d)	10.51	0.26		(0.30)	(0.04)	(0.29)	—	(0.29)	—
Year Ended June 30, 2005	10.49	0.36		0.10	0.46	(0.44)	—	(0.44)	—
Year Ended June 30, 2004	10.88	0.39		(0.37)	0.02	(0.41)	—	(0.41)	—
Year Ended June 30, 2003	10.59	0.50		0.31	0.81	(0.52)	—	(0.52)	—
Year Ended June 30, 2002	10.40	0.55		0.21	0.76	(0.57)	—	(0.57)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Calculated based upon average shares outstanding.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

140   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.73	4.83%	$65,579	1.40%	3.72%	1.44%	8%
10.62	(0.55)	57,530	1.40	3.89	1.47	13
10.96	5.53	64,238	1.47	3.87	1.70	16
10.82	0.17	79,323	1.50	3.69	1.81	20
11.23	8.59	123,308	1.50	4.90	1.82	23
10.87	8.33	63,168	1.50	5.26	1.83	32

7.82	4.90	3,512	1.45	4.11	1.46	26
7.77	0.05	3,119	1.44	4.10	1.44	15
7.98	5.74	3,492	1.50	3.94	1.69	20
7.86	0.33	3,750	1.53	3.83	1.80	24
8.14	9.22	3,521	1.54	4.89	1.82	16
7.84	6.10	1,549	1.54	5.16	1.81	23

10.13	3.94	22,250	1.46	3.81	1.48	24
10.13	(0.77)	23,863	1.45	3.67	1.47	6
10.46	7.09	24,922	1.48	3.75	1.64	10
10.15	(0.96)	42,666	1.52	3.74	1.69	16
10.65	8.54	74,937	1.52	4.28	1.68	19
10.25	8.26	31,467	1.52	4.67	1.67	24

8.61	12.05	29,953	1.77	6.77	1.81	69
8.24	4.04	25,650	1.76	6.86	1.80	47
8.29	8.55	28,348	1.77	6.57	1.93	68
8.19	10.35	35,344	1.76	6.70	1.98	58
7.93	17.88	30,857	1.79	8.23	2.00	52
7.32	(3.33)	12,629	1.80	8.25	2.02	34

10.24	4.80	39,100	1.40	4.00	1.46	5
10.18	(0.35)	54,879	1.40	4.20	1.48	5
10.51	4.43	68,296	1.46	3.83	1.71	10
10.49	0.19	121,399	1.48	3.62	1.82	17
10.88	7.85	186,110	1.48	4.56	1.82	24
10.59	7.30	100,956	1.48	5.21	1.82	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C (continued)

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions
Short Duration Bond Fund
Year Ended February 28, 2007	$10.49	$0.33	(f)	$0.11	$0.44	$(0.34)	$(0.34)
July 1, 2005 through February 28, 2006 (d)	10.58	0.16		(0.08)	0.08	(0.17)	(0.17)
Year Ended June 30, 2005	10.68	0.22		(0.08)	0.14	(0.24)	(0.24)
Year Ended June 30, 2004	10.92	0.22		(0.23)	(0.01)	(0.23)	(0.23)
Year Ended June 30, 2003	10.79	0.30		0.17	0.47	(0.34)	(0.34)
November 1, 2001 (e) to June 30, 2002	10.89	0.27		(0.07)	0.20	(0.30)	(0.30)

Ultra Short Duration Bond Fund
Year Ended February 28, 2007	9.66	0.38		0.04	0.42	(0.40)	(0.40)
July 1, 2005 through February 28, 2006 (d)	9.75	0.22		(0.08)	0.14	(0.23)	(0.23)
Year Ended June 30, 2005	9.81	0.21		(0.03)	0.18	(0.24)	(0.24)
Year Ended June 30, 2004	9.89	0.14		(0.04)	0.10	(0.18)	(0.18)
Year Ended June 30, 2003	9.88	0.19		0.03	0.22	(0.21)	(0.21)
November 1, 2001 (e) to June 30, 2002	9.88	0.18		0.02	0.20	(0.20)	(0.20)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

142   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.59	4.26%	$20,777	1.30%	3.15%	1.41%	44%
10.49	0.79	38,266	1.30	2.46	1.41	22
10.58	1.30	56,296	1.30	2.12	1.71	27
10.68	(0.10)	98,576	1.30	2.01	1.81	54
10.92	4.43	156,942	1.30	2.71	1.81	27
10.79	5.77	32,680	1.30	3.92	1.82	50

9.68	4.45	242,277	1.20	4.04	1.41	26
9.66	1.46	338,830	1.20	3.31	1.41	9
9.75	1.88	438,955	1.20	2.17	1.66	26
9.81	1.03	604,084	1.20	1.48	1.77	46
9.89	2.39	741,134	1.20	1.82	1.77	36
9.88	1.89	253,974	1.15	2.75	1.78	39

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

R Class

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Core Bond Fund
May 15, 2006 (d) through February 28, 2007	$10.35	$0.39	(e)	$0.33	$0.72	$(0.41)	$—	$(0.41)	$—

High Yield Bond Fund
May 15, 2006 (d) through February 28, 2007	8.31	0.52		0.35	0.87	(0.53)	(0.02)	(0.55)	—	(f)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Commencement of offering of class of shares.

(e)	Calculated based upon average shares outstanding.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

144   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.66	7.03%	$55,785	0.45%	4.64%	0.50%	8%

8.63	10.90	8,732	0.86	7.57	0.86	69

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Core Bond Fund
Year Ended February 28, 2007	$10.56	$0.47	(e)	$0.11	$0.58	$(0.47)	$—	$(0.47)	$—
July 1, 2005 through February 28, 2006 (d)	10.90	0.33		(0.33)	—	(0.34)	—	(0.34)	—
Year Ended June 30, 2005	10.77	0.53		0.14	0.67	(0.54)	—	(0.54)	—
Year Ended June 30, 2004	11.18	0.50		(0.38)	0.12	(0.53)	—	(0.53)	—
Year Ended June 30, 2003	10.82	0.64		0.36	1.00	(0.63)	(0.01)	(0.64)	—
Year Ended June 30, 2002	10.59	0.69		0.28	0.97	(0.71)	(0.03)	(0.74)	—

Core Plus Bond Fund
Year Ended February 28, 2007	7.73	0.38		0.05	0.43	(0.38)	—	(0.38)	—
July 1, 2005 through February 28, 2006 (d)	7.95	0.25		(0.22)	0.03	(0.25)	—	(0.25)	—
Year Ended June 30, 2005	7.82	0.38		0.13	0.51	(0.38)	—	(0.38)	—
Year Ended June 30, 2004	8.10	0.38		(0.28)	0.10	(0.38)	—	(0.38)	—
Year Ended June 30, 2003	7.81	0.48		0.29	0.77	(0.48)	—	(0.48)	—
Year Ended June 30, 2002	7.75	0.48		0.06	0.54	(0.48)	—	(0.48)	—

Government Bond Fund
Year Ended February 28, 2007	10.14	0.48		0.01	0.49	(0.48)	—	(0.48)	—
July 1, 2005 through February 28, 2006 (d)	10.47	0.31		(0.33)	(0.02)	(0.31)	—	(0.31)	—
Year Ended June 30, 2005	10.15	0.49		0.32	0.81	(0.49)	—	(0.49)	—
Year Ended June 30, 2004	10.66	0.48		(0.50)	(0.02)	(0.49)	—	(0.49)	—
Year Ended June 30, 2003	10.25	0.56		0.40	0.96	(0.55)	—	(0.55)	—
Year Ended June 30, 2002	9.93	0.58		0.32	0.90	(0.58)	—	(0.58)	—

High Yield Bond Fund
Year Ended February 28, 2007	8.24	0.64		0.40	1.04	(0.64)	(0.02)	(0.66)	—	(f)
July 1, 2005 through February 28, 2006 (d)	8.30	0.43		(0.06)	0.37	(0.43)	—	(0.43)	—	(f)
Year Ended June 30, 2005	8.18	0.63		0.14	0.77	(0.63)	(0.02)	(0.65)	—	(f)
Year Ended June 30, 2004	7.93	0.61		0.25	0.86	(0.61)	—	(0.61)	—
Year Ended June 30, 2003	7.31	0.67		0.62	1.29	(0.67)	—	(0.67)	—
Year Ended June 30, 2002	8.20	0.72		(0.89)	(0.17)	(0.72)	—	(0.72)	—

Intermediate Bond Fund
Year Ended February 28, 2007	10.31	0.49	(e)	0.08	0.57	(0.50)	—	(0.50)	—
July 1, 2005 through February 28, 2006 (d)	10.65	0.35		(0.34)	0.01	(0.35)	—	(0.35)	—
Year Ended June 30, 2005	10.62	0.55		0.01	0.56	(0.53)	—	(0.53)	—
Year Ended June 30, 2004	11.01	0.49		(0.37)	0.12	(0.51)	—	(0.51)	—
Year Ended June 30, 2003	10.70	0.59		0.33	0.92	(0.61)	—	(0.61)	—
Year Ended June 30, 2002	10.50	0.65		0.21	0.86	(0.66)	—	(0.66)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Calculated based upon average shares outstanding.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

146   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.67	5.69%	$2,128,674	0.60%	4.52%	0.69%	8%
10.56	(0.02)	2,742,810	0.60	4.69	0.72	13
10.90	6.36	2,754,702	0.60	4.72	0.79	16
10.77	1.13	4,902,736	0.60	4.60	0.81	20
11.18	9.51	4,365,709	0.60	5.80	0.82	23
10.82	9.39	2,874,707	0.60	6.35	0.83	32

7.78	5.74	875,275	0.66	4.89	0.71	26
7.73	0.46	1,216,897	0.65	4.90	0.69	15
7.95	6.73	1,252,911	0.65	4.79	0.77	20
7.82	1.22	1,306,778	0.63	4.73	0.80	24
8.10	10.10	1,276,529	0.64	5.91	0.82	16
7.81	7.08	1,312,171	0.64	6.09	0.81	23

10.15	4.99	891,369	0.50	4.74	0.73	24
10.14	(0.16)	805,018	0.54	4.58	0.72	6
10.47	8.15	824,646	0.56	4.67	0.71	10
10.15	(0.16)	758,403	0.62	4.65	0.69	16
10.66	9.58	727,267	0.62	5.25	0.68	19
10.25	9.22	785,343	0.62	5.63	0.68	24

8.62	13.18	1,038,528	0.87	7.67	1.06	69
8.24	4.53	960,421	0.86	7.77	1.05	47
8.30	9.74	988,281	0.87	7.47	1.01	68
8.18	11.22	1,043,708	0.86	7.59	0.98	58
7.93	18.90	715,924	0.89	9.23	1.00	52
7.31	(2.34)	468,111	0.90	9.21	1.02	34

10.38	5.68	730,909	0.58	4.82	0.71	5
10.31	0.11	914,815	0.58	5.02	0.73	5
10.65	5.37	941,813	0.58	4.70	0.79	10
10.62	1.11	1,525,275	0.58	4.51	0.82	17
11.01	8.79	1,362,926	0.58	5.51	0.82	24
10.70	8.37	1,183,685	0.58	6.13	0.82	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class (continued)

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Mortgage-Backed Securities Fund
Year Ended February 28, 2007	$10.38	$0.49		$0.10	$0.59	$(0.49)	$—	$(0.49)
July 1, 2005 through February 28, 2006 (d)	10.67	0.34		(0.29)	0.05	(0.34)	—	(0.34)
Year Ended June 30, 2005	10.61	0.42		0.17	0.59	(0.53)	—	(0.53)
Year Ended June 30, 2004	10.75	0.45		(0.10)	0.35	(0.49)	—	(0.49)
Year Ended June 30, 2003	10.89	0.62		(0.06)	0.56	(0.69)	(0.01)	(0.70)
Year Ended June 30, 2002	10.47	0.76		0.43	1.19	(0.76)	(0.01)	(0.77)

Short Duration Bond Fund
Year Ended February 28, 2007	10.44	0.41	(e)	0.10	0.51	(0.42)	—	(0.42)
July 1, 2005 through February 28, 2006 (d)	10.52	0.23		(0.08)	0.15	(0.23)	—	(0.23)
Year Ended June 30, 2005	10.63	0.32		(0.12)	0.20	(0.31)	—	(0.31)
Year Ended June 30, 2004	10.87	0.30		(0.23)	0.07	(0.31)	—	(0.31)
Year Ended June 30, 2003	10.73	0.39		0.17	0.56	(0.42)	—	(0.42)
Year Ended June 30, 2002	10.57	0.51		0.18	0.69	(0.53)	—	(0.53)

Treasury & Agency Fund
Year Ended February 28, 2007	9.74	0.48		(0.04)	0.44	(0.48)	—	(0.48)
July 1, 2005 through February 28, 2006 (d)	9.99	0.33		(0.25)	0.08	(0.33)	—	(0.33)
Year Ended June 30, 2005	10.30	0.44		(0.19)	0.25	(0.45)	(0.11)	(0.56)
Year Ended June 30, 2004	10.75	0.37		(0.39)	(0.02)	(0.38)	(0.05)	(0.43)
Year Ended June 30, 2003	10.32	0.41		0.43	0.84	(0.41)	—	(0.41)
Year Ended June 30, 2002	10.03	0.47		0.29	0.76	(0.47)	—	(0.47)

Ultra Short Duration Bond Fund
Year Ended February 28, 2007	9.74	0.47		0.03	0.50	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (d)	9.83	0.27		(0.08)	0.19	(0.28)	—	(0.28)
Year Ended June 30, 2005	9.88	0.29		(0.03)	0.26	(0.31)	—	(0.31)
Year Ended June 30, 2004	9.97	0.23		(0.06)	0.17	(0.26)	—	(0.26)
Year Ended June 30, 2003	9.95	0.27		0.04	0.31	(0.29)	—	(0.29)
Year Ended June 30, 2002	9.86	0.40		0.10	0.50	(0.41)	—	(0.41)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

148   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.48	5.83%	$111,656	0.40%	4.71%	0.73%	18%
10.38	0.54	103,491	0.40	4.92	0.72	16
10.67	5.70	123,104	0.40	4.54	0.55	25
10.61	3.30	1,530,225	0.40	4.12	0.54	35
10.75	5.30	1,137,661	0.40	5.56	0.55	36
10.89	11.71	613,936	0.40	7.28	0.57	30

10.53	4.99	277,452	0.55	3.89	0.66	44
10.44	1.39	497,708	0.55	3.21	0.66	22
10.52	1.94	559,775	0.55	2.85	0.79	27
10.63	0.67	1,045,405	0.55	2.75	0.81	54
10.87	5.28	923,772	0.55	3.60	0.81	27
10.73	6.67	810,740	0.55	4.87	0.81	50

9.70	4.65	67,699	0.45	4.95	0.78	10
9.74	0.87	48,965	0.45	5.07	0.79	20
9.99	2.48	45,461	0.42	4.30	0.67	22
10.30	(0.23)	49,053	0.40	3.55	0.60	23
10.75	8.28	51,797	0.40	3.86	0.60	33
10.32	7.69	54,819	0.40	4.59	0.60	41

9.77	5.29	565,561	0.45	4.79	0.66	26
9.74	1.96	668,770	0.45	4.07	0.66	9
9.83	2.71	764,427	0.45	2.91	0.74	26
9.88	1.69	1,144,000	0.45	2.22	0.77	46
9.97	3.12	1,127,169	0.45	2.61	0.77	36
9.95	5.15	581,377	0.40	3.94	0.77	39

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Ultra

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Redemption fees
Core Bond Fund
Year Ended February 28, 2007	$10.56	$0.50	(f)	$0.10	$0.60	$(0.49)	$—	$(0.49)	$—
July 1, 2005 through February 28, 2006 (d)	10.90	0.35		(0.34)	0.01	(0.35)	—	(0.35)	—
February 22, 2005 (e) through June 30, 2005	10.84	0.19		0.07	0.26	(0.20)	—	(0.20)	—

Core Plus Bond Fund
Year Ended February 28, 2007	7.73	0.39		0.06	0.45	(0.40)	—	(0.40)	—
July 1, 2005 through February 28, 2006 (d)	7.95	0.27		(0.22)	0.05	(0.27)	—	(0.27)	—
February 22, 2005 (e) through June 30, 2005	7.94	0.15		0.03	0.18	(0.17)	—	(0.17)	—

High Yield Bond Fund
Year Ended February 28, 2007	8.24	0.65		0.39	1.04	(0.65)	(0.02)	(0.67)	—	(g)
July 1, 2005 through February 28, 2006 (d)	8.30	0.45		(0.08)	0.37	(0.43)	—	(0.43)	—	(g)
February 22, 2005 (e) through June 30, 2005	8.59	0.23		(0.24)	(0.01)	(0.28)	—	(0.28)	—

Intermediate Bond Fund
Year Ended February 28, 2007	10.32	0.51	(f)	0.07	0.58	(0.51)	—	(0.51)	—
July 1, 2005 through February 28, 2006 (d)	10.65	0.36		(0.33)	0.03	(0.36)	—	(0.36)	—
February 22, 2005 (e) through June 30, 2005	10.66	0.20		0.03	0.23	(0.24)	—	(0.24)	—

Mortgage-Backed Securities Fund
Year Ended February 28, 2007	10.38	0.50		0.10	0.60	(0.50)	—	(0.50)	—
July 1, 2005 through February 28, 2006 (d)	10.67	0.35		(0.29)	0.06	(0.35)	—	(0.35)	—
February 22, 2005 (e) through June 30, 2005	10.66	0.21		0.03	0.24	(0.23)	—	(0.23)	—

Short Duration Bond Fund
Year Ended February 28, 2007	10.44	0.44	(f)	0.10	0.54	(0.45)	—	(0.45)	—
July 1, 2005 through February 28, 2006 (d)	10.52	0.24		(0.07)	0.17	(0.25)	—	(0.25)	—
February 22, 2005 (e) through June 30, 2005	10.56	0.13		(0.02)	0.11	(0.15)	—	(0.15)	—

Ultra Short Duration Bond Fund
Year Ended February 28, 2007	9.75	0.49		0.02	0.51	(0.49)	—	(0.49)	—
July 1, 2005 through February 28, 2006 (d)	9.83	0.27		(0.06)	0.21	(0.29)	—	(0.29)	—
February 22, 2005 (e) through June 30, 2005	9.87	0.13		(0.02)	0.11	(0.15)	—	(0.15)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

150   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 10.67	5.88%	$711,527	0.40%	4.72%	0.44%	8%
10.56	0.12	703,229	0.40	4.89	0.47	13
10.90	2.44	649,060	0.40	5.00	0.43	16

7.78	5.97	12,094	0.45	5.10	0.46	26
7.73	0.62	12,738	0.44	5.10	0.44	15
7.95	2.35	13,894	0.43	5.27	0.43	20

8.61	13.12	64,497	0.81	7.74	0.81	69
8.24	4.60	58,131	0.80	7.95	0.80	47
8.30	(0.12)	40,477	0.79	7.91	0.85	68

10.39	5.84	127,554	0.40	4.99	0.46	5
10.32	0.31	120,779	0.40	5.20	0.48	5
10.65	2.16	134,005	0.40	5.28	0.43	10

10.48	5.97	829,330	0.25	4.83	0.48	18
10.38	0.62	1,177,895	0.25	5.08	0.47	16
10.67	2.30	1,135,323	0.25	5.19	0.46	25

10.53	5.24	299,838	0.30	4.18	0.41	44
10.44	1.60	371,212	0.30	3.47	0.41	22
10.52	1.05	392,444	0.30	3.45	0.44	27

9.77	5.37	648,283	0.25	5.01	0.41	26
9.75	2.20	474,681	0.25	4.30	0.41	9
9.83	1.11	425,437	0.25	3.68	0.40	26

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   151

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007

1. Organization

JPMorgan Trust II (“JPM II”) (the “Trust”) was formed on November 12, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are nine separate funds of the Trust (collectively, the “Funds”) covered by this report:

Classes Offered
Core Bond Fund	Class A, Class B, Class C, R Class, Select Class and Ultra
Core Plus Bond Fund	Class A, Class B, Class C, Select Class and Ultra
Government Bond Fund	Class A, Class B, Class C and Select Class
High Yield Bond Fund	Class A, Class B, Class C, R Class, Select Class and Ultra
Intermediate Bond Fund	Class A, Class B, Class C, Select Class and Ultra
Mortgage-Backed Securities Fund	Class A, Select Class and Ultra
Short Duration Bond Fund	Class A, Class B, Class C, Select Class and Ultra
Treasury & Agency Fund	Class A, Class B and Select Class
Ultra Short Duration Bond Fund	Class A, Class B, Class C, Select Class and Ultra

Effective July 1, 2006, the Board of Trustees approved the name change from JPMorgan Ultra Short Term Bond Fund to JPMorgan Ultra Short Duration Bond Fund.

R Class Shares commenced operations on May 15, 2006 for the Core Bond Fund and High Yield Bond Fund.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares (except for Class C Shares of the Short Duration Bond Fund and Ultra Short Duration Bond Fund) provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years (except for Short Duration Bond Fund, Treasury & Agency Fund and Ultra Short Duration Bond Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to the R Class, Select Class and Ultra Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A Shares, for which front-end sales charges have been waived, may be subject to contingent deferred sales charges as described in the Funds’ prospectus.

Effective August 1, 2006, the maximum sales charges incurred on sales of Class A Shares of the Funds changed as noted below:

	Sales Charge Effective August 1, 2006	Sales Charge Prior to August 1, 2006
Core Bond Fund	3.75%	4.50%
Core Plus Bond Fund	3.75	4.50
Government Bond Fund	3.75	4.50
High Yield Bond Fund	3.75	4.50
Intermediate Bond Fund	3.75	4.50
Mortgage-Backed Securities Fund	3.75	4.50
Short Duration Bond Fund	2.25	3.00
Treasury & Agency Fund	2.25	3.00
Ultra Short Duration Bond Fund	2.25	3.00

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities (other than short-term investments maturing in 61 days or less) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in 61 days or less are valued at amortized cost,

152   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following are the market value and percentage of net assets of illiquid securities as of February 28, 2007 (amounts in thousands):

	Market Value	Percentage
Core Plus Bond Fund	$624	0.1%
High Yield Bond Fund	24,705	2.0
Intermediate Bond Fund	6	—	(a)
Ultra Short Duration Bond Fund	6	—	(a)

(a)	Amount rounds to less than 0.1%

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Loan Participations and Assignments — Certain Funds may invest in Loan Participations and assignments of all or a portion of loans. When the Funds purchase a Loan Participation, the Funds typically enter into a contractual relationship with the lender or third party selling such Participations (“Selling Participant”), but not the Borrower. In contrast, a Fund has direct rights against the Borrower on a loan when it purchases an assignment. As a result, the Funds assume the credit risk of the Borrower, and with respect to Loan Participations, the Selling Participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). The Funds may not benefit directly from the collateral supporting the senior loan in which it has purchased the Loan Participation.

E. Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

As of February 28, 2007, the Ultra Short Duration Bond Fund had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   153

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end.

G. Forward Foreign Currency Exchange Contracts — The Core Plus Bond Fund may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage its exposure to foreign currency exchange fluctuations. The Core Plus Bond Fund may also enter into forward foreign currency exchange contracts to hedge against interest rate and currency risk. The values of the forward foreign currency exchange contracts are adjusted daily by reference to the applicable exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The Core Plus Bond Fund is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

H. Securities Lending — To generate additional income, each Fund (other than the Ultra Short Duration Bond Fund) may lend up to 33-1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (“U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB acting as agent for the Funds, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. For the year ended February 28, 2007, JPMCB voluntarily reduced its fees to: (i) 0.05% for each loan of U.S. securities and (ii) 0.10% for each loan of the non-U.S. securities, respectively.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of February 28, 2007, the following Funds had securities with the following market values on loan, received the following collateral and for the year then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

	Lending Agent Fees Paid	Market Value of Collateral	Market Value of Loaned Securities
Core Bond Fund	$114	$241,077	$237,110
Core Plus Bond Fund	58	96,643	95,110
Government Bond Fund	83	195,988	193,075
High Yield Bond Fund	134	202,807	196,383
Intermediate Bond Fund	47	86,385	84,976
Mortgage-Backed Securities Fund	5	124	123
Short Duration Bond Fund	93	157,508	154,497
Treasury & Agency Fund	19	39,530	38,907

154   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

I. Unfunded Commitments — At February 28, 2007, the High Yield Bond Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

Borrower	Unfunded Commitments
Baldor Term Loan	$2,865
Rexnord Corp. Term Loan B-2	1,410
True Temper 1st Lien Term Loan	1,005
Outback Bridge Loan	1,000
$6,280

J. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to segregate assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

K. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

L. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

M. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

N. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Core Bond Fund	$65	$(97)	$32
Core Plus Bond Fund	(23)	(75)	98
Government Bond Fund	(6)	6	—
High Yield Bond Fund	1	101	(102)
Intermediate Bond Fund	(30)	27	3
Mortgage-Backed Securities Fund	162	(3)	(159)
Short Duration Bond Fund	(1,636)	13	1,623
Treasury & Agency Fund	(4)	4	—
Ultra Short Duration Bond Fund	(604)	634	(30)

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   155

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

The reclassifications for the Funds relate primarily to deferred compensation, interest only/high coupon bond reclass (for Core Bond Fund, Intermediate Bond Fund and Ultra Short Duration Bond Fund), defaulted bond interest reclass (for Core Plus Bond Fund and High Yield Bond Fund), foreign currency gains and losses (for Core Plus Bond Fund), redemptions in-kind (for Mortgage-Backed Securities Fund) and expiration of capital loss carryforward (for Short Duration Bond Fund and Ultra Short Duration Bond Fund).

O. Redemption Fees — Generally, shares of the High Yield Bond Fund held for less than 60 days are subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees are paid directly to the High Yield Bond Fund and are credited to paid in capital.

P. New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Bond Fund	0.65
Intermediate Bond Fund	0.30
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Treasury & Agency Fund	0.30
Ultra Short Duration Bond Fund	0.25

Prior to December 31, 2006, JPMorgan High Yield Partners LLC served as sub-advisor with respect to the Core Plus Bond Fund and High Yield Bond Fund pursuant to Sub-advisory agreements between JPMorgan High Yield Partners, LLC and the Advisor. The Advisor paid the sub-advisor for its services. JPMorgan High Yield Partners LLC was a wholly-owned subsidiary of the Advisor.

Effective December 31, 2006, JPMorgan High Yield Partners LLC merged into J.P. Morgan Investment Management Inc. and the sub-advisory agreements terminated. As a result, JPMorgan High Yield Partners LLC no longer serves as the sub-advisor to the Core Plus Bond Fund and High Yield Bond Fund. The termination of the sub-advisory agreements did not result in any portfolio management changes to the Funds and the portfolio management staff of JPMorgan High Yield Partners LLC continued in their portfolio management roles for the Funds as portfolio managers of the Advisor. After December 31, 2006, the Advisor retains all fees previously payable to the sub-advisor.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

156   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

The amount of these waivers/reimbursements resulting from investments in the money market funds for the year ended is as follows (amounts in thousands):

Year Ended 2/28/07
Core Bond Fund	$358
Core Plus Bond Fund	46
Government Bond Fund	89
High Yield Bond Fund	37
Intermediate Bond Fund	42
Mortgage-Backed Securities Fund	148
Short Duration Bond Fund	23
Treasury & Agency Fund	5
Ultra Short Duration Bond Fund	226

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C
0.25%	0.75%	0.75%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges (“CDSC”) from the redemptions of Class B and Class C Shares (except for Class C Shares of the Short Duration Bond Fund and Ultra Short Duration Bond Fund) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2007, the Distributor retained the following amounts (amounts in thousands):

	Front-End Sales Charge	CDSC
Core Bond Fund	$477	$299
Core Plus Bond Fund	13	22
Government Bond Fund	15	214
High Yield Bond Fund	39	97
Intermediate Bond Fund	17	226
Mortgage-Backed Securities Fund	2	—	(a)
Short Duration Bond Fund	1	37
Treasury & Agency Fund	15	31
Ultra Short Duration Bond Fund	5	83

(a)	Amount rounds to less than $1,000

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   157

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	R Class	Select Class	Ultra
Core Bond Fund	0.25%	0.25%	0.25%	0.05%	0.25%	n/a
Core Plus Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a
Government Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a
High Yield Bond Fund	0.25	0.25	0.25	0.05	0.25	n/a
Intermediate Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a
Mortgage-Backed Securities Fund	0.25	n/a	n/a	n/a	0.25	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a
Treasury & Agency Fund	0.25	0.25	n/a	n/a	0.25	n/a
Ultra Short Duration Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees and/or reimbursed expenses as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	R Class	Select Class	Ultra
Core Bond Fund	0.75%	1.46%	1.46%	0.53%	0.60%	0.48%
Core Plus Bond Fund	0.92	1.57	1.57	n/a	0.67	0.45
Government Bond Fund	0.75	1.48	1.48	n/a	0.55	n/a
High Yield Bond Fund	1.15	1.80	1.80	0.86	0.90	0.81
Intermediate Bond Fund	0.83	1.48	1.48	n/a	0.58	0.48
Mortgage-Backed Securities Fund	0.65	n/a	n/a	n/a	0.40	0.25
Short Duration Bond Fund	0.80	1.30	1.30	n/a	0.55	0.44
Treasury & Agency Fund	0.70	1.20	n/a	n/a	0.45	n/a
Ultra Short Duration Bond Fund	0.70	1.20	1.20	n/a	0.45	0.44

The contractual expense limitation agreements were in effect for the year ended February 28, 2007. The expense limitation percentages in the table above are in place until at least June 30, 2007.

For the year ended February 28, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Core Bond Fund	$—	$1,329	$1,882	$3,211
Core Plus Bond Fund	—	64	296	360
Government Bond Fund	—	15	1,799	1,814
High Yield Bond Fund	—	2	1,706	1,708
Intermediate Bond Fund	20	618	667	1,305
Mortgage-Backed Securities Fund	1,915	967	118	3,000
Short Duration Bond Fund	357	337	—	694
Treasury & Agency Fund	12	105	364	481

158   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Ultra Short Duration Bond Fund	1,196	774	543	2,513

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Core Bond Fund	$—	$274	$—	$274
Core Plus Bond Fund	—	5	94	99
Government Bond Fund	—	79	324	403
High Yield Bond Fund	—	38	276	314
Intermediate Bond Fund	1	114	—	115
Short Duration Bond Fund	119	122	—	241
Treasury & Agency Fund	—	1	—	1
Ultra Short Duration Bond Fund	341	209	—	550

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Officers’ fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the year ended February 28, 2007, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with JPMorgan.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2007, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$205,483	$477,777	$65,650	$154,446
Core Plus Bond Fund	114,744	391,206	153,920	180,232
Government Bond Fund	233,891	105,781	91,500	135,224
High Yield Bond Fund	851,377	787,408	—	—
Intermediate Bond Fund	30,941	186,579	30,272	66,232
Mortgage-Backed Securities Fund	260,562	196,512	—	9,583
Short Duration Bond Fund	219,671	487,782	151,599	215,254
Treasury & Agency Fund	—	46	25,595	12,383
Ultra Short Duration Bond Fund	370,918	445,673	—	—

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   159

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2007 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$3,833,344	$52,405	$66,945	$(14,540)
Core Plus Bond Fund	1,013,639	30,854	9,608	21,246
Government Bond Fund	1,298,567	34,247	9,096	25,151
High Yield Bond Fund	1,443,801	48,298	18,268	30,030
Intermediate Bond Fund	1,175,964	14,057	27,515	(13,458)
Mortgage-Backed Securities Fund	955,818	13,311	17,076	(3,765)
Short Duration Bond Fund	864,157	2,934	3,051	(117)
Treasury & Agency Fund	188,953	591	4,287	(3,696)
Ultra Short Duration Bond Fund	1,624,265	4,861	16,039	(11,178)

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals (for Core Bond Fund, Core Plus Bond Fund, Government Bond Fund and High Yield Bond Fund) and interest only/high coupon bond adjustments (for Core Bond Fund, Intermediate Bond Fund and Ultra Short Duration Bond Fund).

The tax character of distributions paid during the fiscal year ended February 28, 2007 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$165,319	$—	$165,319
Core Plus Bond Fund	51,563	—	51,563
Government Bond Fund	48,825	—	48,825
High Yield Bond Fund	91,088	1,410	92,498
Intermediate Bond Fund	56,161	—	56,161
Mortgage-Backed Securities Fund	60,303	—	60,303
Short Duration Bond Fund	34,428	—	34,428
Treasury & Agency Fund	6,906	—	6,906
Ultra Short Duration Bond Fund	74,878	—	74,878

The tax character of distributions paid during the period ended February 28, 2006 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Total Distributions Paid
Core Bond Fund	$124,168	$124,168
Core Plus Bond Fund	42,755	42,755
Government Bond Fund	31,443	31,443
High Yield Bond Fund	58,583	58,583
Intermediate Bond Fund	45,635	45,635
Mortgage-Backed Securities Fund	43,521	43,521
Short Duration Bond Fund	23,645	23,645
Treasury & Agency Fund	4,736	4,736
Ultra Short Duration Bond Fund	51,153	51,153

160   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

The tax character of distributions paid during the fiscal year ended June 30, 2005 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$237,632	$1,439	$239,071
Core Plus Bond Fund	66,083	—	66,083
Government Bond Fund	46,762	—	46,762
High Yield Bond Fund	96,636	—	96,636
Intermediate Bond Fund	85,174	—	85,174
Mortgage-Backed Securities Fund	72,306	—	72,306
Short Duration Bond Fund	37,106	—	37,106
Treasury & Agency Fund	6,999	2,054	9,053
Ultra Short Duration Bond Fund	61,759	—	61,759

At February 28, 2007, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Fund	$6,841	$(49,159)	$(14,540)
Core Plus Bond Fund	3,576	(9,466)	21,246
Government Bond Fund	3,547	(7,287)	25,151
High Yield Bond Fund	13,036	9,357	30,057
Intermediate Bond Fund	3,105	(20,257)	(13,458)
Mortgage-Backed Securities Fund	1,275	(15,974)	(3,765)
Short Duration Bond Fund	1,640	(8,285)	(117)
Treasury & Agency Fund	305	(2,357)	(3,696)
Ultra Short Duration Bond Fund	2,165	(27,276)	(11,178)

For the Funds, the cumulative timing differences primarily consist of wash sale loss deferrals (for Core Bond Fund, Core Plus Bond Fund, Government Bond Fund and High Yield Bond Fund), deferred compensation, distributions payable, straddle loss deferrals (for Core Bond Fund and Government Bond Fund), interest only / high coupon bond write downs (for Core Bond Fund, Intermediate Bond Fund and Ultra Short Duration Bond Fund), foreign currency contract straddle loss deferrals (for Core Plus Bond Fund), post October loss deferrals (for Core Plus Bond Fund, Government Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund) and mark to market of futures contracts (for Ultra Short Duration Bond Fund).

As of February 28, 2007, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

	Expires
	2008	2009	2010	2011	2012	2013	2014	2015	Total
Core Bond Fund	$—	$—	$—	$—	$21,191	$10,237	$4,210	$13,521	$49,159
Core Plus Bond Fund	1,087	—	—	—	2,857	1,175	4,347	—	9,466
Government Bond Fund	—	—	4,261	2,650	376	—	—	—	7,287
Intermediate Bond Fund	620	1,203	—	426	10,051	1,948	1,475	4,534	20,257
Mortgage-Backed Securities Fund	—	—	—	—	6,996	7,519	1,459	—	15,974
Short Duration Bond Fund	—	190	112	—	918	736	2,672	3,657	8,285
Treasury & Agency Fund	—	—	—	—	—	—	228	2,129	2,357
Ultra Short Duration Bond Fund	632	762	322	3,761	10,779	5,666	2,597	2,757	27,276

*	The Government Bond Fund capital loss carryforward includes approximately $376,000 of losses acquired from JPMorgan U.S. Treasury Income Fund, the use of which may be limited under Code Sections 381-384.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   161

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

During the year ended February 28, 2007, the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Core Plus Bond Fund	$2,904
Government Bond Fund	2,881
High Yield Bond Fund	3,540
Mortgage-Backed Securities Fund	138

Approximately $1,623,000 and $602,000 of capital loss carryforwards previously available to the Short Duration Bond Fund and Ultra Short Duration Bond Fund, respectively expired during the year ended February 28, 2007.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the fiscal year ended February 28, 2007, the Funds deferred to March 1, 2007, post October capital losses of (amounts in thousands):

	Capital Losses	Currency Losses
Core Plus Bond Fund	$—	$4
Government Bond Fund	4	—
Short Duration Bond Fund	811	—
Treasury & Agency Fund	1	—

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Funds do not have outstanding borrowings from another fund or from the unsecured, uncommitted credit facility as of February 28, 2007. The average borrowings from the Facility for the year ended February 28, 2007 were as follows (amounts in thousands):

	Average Borrowings	Number of Days Used	Interest Paid
Core Plus Bond Fund	$1,043	3	—	(a)
Short Duration Bond Fund	1,878	13	3
Treasury & Agency Fund	1,332	6	1

(a)	Amount rounds to less than $1,000

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statement of Operations.

7. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The High Yield Bond Fund and to a lesser extent, the Core Plus Bond Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. The High Yield Bond Fund invests at least 80% of its net assets in such investments. Investments in lower-rated securities or unrated securities of comparable quality

162   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

tend to be more sensitive to economic conditions than higher rated securities. These bonds involve a greater risk of default by the issuer because such securities are generally unsecured, often subordinated to other creditors’ claims and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

8. Legal Matters

On June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed pursuant to a distribution plan to certain current and former shareholders of the funds identified in the distribution plan. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds’ former distributor), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

As noted above, the settlement agreement with the NYAG requires BOAI to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates ”means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Fund contained in this annual report is the Government Bond Fund, and the Reduced Rate was implemented September 27, 2004.

9. Business Combinations

On August 19, 2004, the Board of Trustees of the JPMorgan Funds then existing, and, on August 12, 2004, the Board of Trustees of the One Group Mutual Funds, each approved management’s proposal to merge JPMorgan Bond Fund II (the “Target Fund”) into One Group Bond Fund (the “Acquiring Fund”) and JPMorgan U.S. Treasury Income Fund (the “Target Fund”) into One Group Government Bond Fund (the “Acquiring Fund”).

The mergers were effective after the close of business February 18, 2005. The Acquiring Funds acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. The merger transactions were structured to qualify as a tax-free reorganization under

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   163

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Funds received a number of shares of the corresponding class in the corresponding Acquiring Funds with a value equal to their holdings in the Target Funds as of the close of business on date of the reorganization.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the reorganization (amounts in thousands, except per share amounts):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation
Target Fund
JPMorgan Bond Fund II				$8,857
Class A	435	$17,702	$40.71
Class B	271	10,985	40.58
Select Class	19,914	806,911	40.52

Acquiring Fund
One Group Bond Fund				36,529
Class A	32,099	348,538	10.86
Class B	8,320	90,238	10.85
Class C	6,291	68,619	10.91
Class I (renamed Select Class)	243,786	2,645,357	10.85

Post Reorganization
JPMorgan Core Bond Fund				45,386
Class A	33,729	366,240	10.86
Class B	9,332	101,223	10.85
Class C	6,291	68,619	10.91
Select Class	318,155	3,452,268	10.85

Target Fund
JPMorgan U.S. Treasury Income Fund				1,722
Class A	3,794	44,516	11.73
Class B	1,016	11,923	11.73
Select Class	7,077	73,203	11.75

Acquiring Fund
One Group Government Bond Fund				50,727
Class A	8,392	86,880	10.35
Class B	8,529	88,215	10.34
Class C	2,464	25,466	10.34
Class I (renamed Select Class)	73,923	764,567	10.34

Post Reorganization
JPMorgan Government Bond Fund				$52,449
Class A	12,692	$131,396	$10.35
Class B	9,682	100,138	10.34
Class C	2,464	25,466	10.34
Select Class	81,000	837,770	10.34

164   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

10. Transfers-In-Kind

For the year ended February 28, 2007, certain shareholders of the Mortgage-Backed Securities Fund redeemed Ultra Shares and the Fund paid the redemption proceeds primarily by means of a redemption in-kind of the Fund’s portfolio securities in exchange for shares of the Fund. Cash and portfolio securities were transferred on the date, at the market value listed, and gains for book purposes which resulted from the redemption in-kind are listed below (amounts in thousands):

	Date	Market Value	Realized Gains	Type
Mortgage-Backed Securities Fund	11/30/2006	$449,495	$160	Redemption in-kind

For the year ended June 30, 2005, certain shareholders of the Core Bond Fund, Intermediate Bond Fund and Mortgage-Backed Securities Fund redeemed Select Class Shares and the Funds paid the redemption proceeds primarily by means of a redemption in-kind of the Funds’ portfolio securities. Portfolio securities were transferred on the dates, at the market values listed, and gains for book purposes which resulted from the redemptions in-kind are listed below (amounts in thousands):

	Date	Market Value	Realized Gains	Type
Core Bond Fund	2/4/2005	$2,394,758	$83,971	Redemption in-kind
Intermediate Bond Fund	2/4/2005	373,852	10,903	Redemption in-kind
Mortgage-Backed Securities Fund	1/27/2005	359,191	5,813	Redemption in-kind

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   165

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
JPMorgan Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Bond Fund, JPMorgan Intermediate Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund, JPMorgan Treasury & Agency Fund and JPMorgan Ultra Short Duration Bond Fund (each a portfolio of JPMorgan Trust II, hereafter collectively referred to as the “Funds”) at February 28, 2007, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 27, 2007

166   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

TRUSTEES
(Unaudited)

The names of the Trustees of the Trust, together with information regarding their year of birth, the year each Trustee became a Board member of the Trust, the year each Trustee first became a Board member of any of the heritage JPMorgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	131	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	131	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	131	Director, Cardinal Health, Inc (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	131
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	131	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	131	None.

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	131	Trustee, Mather LifeWays (1994–present); Trustee, Carleton College (2003–present).

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   167

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	131	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	131	Director, American University in Cairo.

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	131	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	131	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	131	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	131
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (131 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

168   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

OFFICERS
(Unaudited)

The Trust’s executive officers (listed below) generally are employees of the Advisor or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. The Trust has no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trust and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liason, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   169

OFFICERS
(Unaudited) (continued)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.

Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

170   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2006, and continued to hold your shares at the end of the reporting period, February 28, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During Period September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$1,034.20	$3.78	0.75%
Hypothetical	1,000.00	1,021.80	3.76	0.75
Class B
Actual	1,000.00	1,030.90	7.05	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class C
Actual	1,000.00	1,031.70	7.05	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
R Class
Actual	1,000.00	1,036.80	2.27	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Select Class
Actual	1,000.00	1,036.00	3.03	0.60
Hypothetical	1,000.00	1,021.82	3.01	0.60
Ultra
Actual	1,000.00	1,036.80	2.02	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   171

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During Period September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Core Plus Bond Fund
Class A
Actual	$1,000.00	$1,036.70	$4.60	0.91%
Hypothetical	1,000.00	1,020.28	4.56	0.91
Class B
Actual	1,000.00	1,034.80	7.32	1.45
Hypothetical	1,000.00	1,017.60	7.25	1.45
Class C
Actual	1,000.00	1,033.70	7.31	1.45
Hypothetical	1,000.00	1,017.60	7.25	1.45
Select Class
Actual	1,000.00	1,037.90	3.33	0.66
Hypothetical	1,000.00	1,021.52	3.31	0.66
Ultra
Actual	1,000.00	1,039.20	2.28	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45

Government Bond Fund
Class A
Actual	1,000.00	1,033.00	3.78	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class B
Actual	1,000.00	1,029.40	7.30	1.45
Hypothetical	1,000.00	1,017.60	7.25	1.45
Class C
Actual	1,000.00	1,029.60	7.30	1.45
Hypothetical	1,000.00	1,017.60	7.25	1.45
Select Class
Actual	1,000.00	1,035.30	2.42	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

High Yield Bond Fund
Class A
Actual	1,000.00	1,087.00	5.80	1.12
Hypothetical	1,000.00	1,019.24	5.61	1.12
Class B
Actual	1,000.00	1,083.20	9.14	1.77
Hypothetical	1,000.00	1,016.02	8.85	1.77
Class C
Actual	1,000.00	1,083.20	9.14	1.77
Hypothetical	1,000.00	1,016.02	8.85	1.77
R Class
Actual	1,000.00	1,088.10	4.45	0.86
Hypothetical	1,000.00	1,020.53	4.31	0.86
Select Class
Actual	1,000.00	1,088.10	4.50	0.87
Hypothetical	1,000.00	1,020.48	4.36	0.87
Ultra
Actual	1,000.00	1,088.40	4.14	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80

172   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During Period September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Intermediate Bond Fund
Class A
Actual	$1,000.00	$1,032.50	$4.18	0.83%
Hypothetical	1,000.00	1,020.68	4.16	0.83
Class B
Actual	1,000.00	1,029.00	7.04	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class C
Actual	1,000.00	1,029.00	7.04	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Select Class
Actual	1,000.00	1,033.70	2.92	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58
Ultra
Actual	1,000.00	1,034.50	2.02	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40

Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,034.10	3.28	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Select Class
Actual	1,000.00	1,035.90	2.02	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40
Ultra
Actual	1,000.00	1,035.60	1.26	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25

Short Duration Bond Fund
Class A
Actual	1,000.00	1,024.90	4.02	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class B
Actual	1,000.00	1,022.20	6.52	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class C
Actual	1,000.00	1,022.10	6.52	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Select Class
Actual	1,000.00	1,026.20	2.76	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55
Ultra
Actual	1,000.00	1,027.50	1.51	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   173

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During Period September 1, 2006 to February 28, 2007*	Annualized Expense Ratio

Treasury & Agency Fund
Class A
Actual	$1,000.00	$1,023.70	$3.51	0.70%
Hypothetical	1,000.00	1,021.32	3.51	0.70
Class B
Actual	1,000.00	1,022.20	6.02	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Select Class
Actual	1,000.00	1,025.10	2.26	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45

Ultra Short Duration Bond Fund
Class A
Actual	1,000.00	1,027.40	3.52	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Class B
Actual	1,000.00	1,025.10	6.03	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Class C
Actual	1,000.00	1,024.20	6.02	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Select Class
Actual	1,000.00	1,028.80	2.26	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Ultra
Actual	1,000.00	1,028.70	1.26	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

174   JPMORGAN INCOME FUNDS        FEBRUARY 28, 2007

JPMorgan Income Funds

TAX LETTER
(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the fiscal year ended February 28, 2007. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the fiscal year ending February 28, 2007. The information necessary to complete your income tax returns for the calendar year ending December 31, 2007 will be received under separate cover.

Qualified Interest Income (QII)

For the fiscal year ended February 28, 2007, the Funds designate the following amounts of ordinary distributions paid during the Fund’s fiscal year that are from qualified interest income (amounts in thousands):

Qualified Interest Income
Core Bond Fund	$155,100
Core Plus Bond Fund	43,798
Government Bond Fund	42,652
High Yield Bond Fund	54,332
Intermediate Bond Fund	50,920
Mortgage-Backed Securities Fund	58,404
Short Duration Bond Fund	27,809
Treasury & Agency Fund	5,002
Ultra Short Duration Bond Fund	74,782

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2007:

Income from U.S. Treasury Obligations
Core Bond Fund	31.24%
Core Plus Bond Fund	27.17
Government Bond Fund	45.47
Intermediate Bond Fund	32.37
Mortgage-Backed Securities Fund	4.12
Short Duration Bond Fund	46.00
Treasury & Agency Fund	98.27

FEBRUARY 28, 2007        JPMORGAN INCOME FUNDS   175

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. February 2007.	AN-INC2-207

ANNUAL REPORT FEBRUARY 28, 2007

JPMorgan Funds

Money

Market

Funds

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Prime Money Market Fund	2
JPMorgan Liquid Assets Money Market Fund	3
JPMorgan U.S. Government Money Market Fund	4
JPMorgan U.S. Treasury Plus Money Market Fund	5
JPMorgan Federal Money Market Fund	6
JPMorgan 100% U.S. Treasury Securities Money Market Fund	7
JPMorgan Tax Free Money Market Fund	8
JPMorgan Municipal Money Market Fund	9
Schedules of Portfolio Investments	10
Financial Statements	70
Financial Highlights	92
Notes to Financial Statements	124
Report of Independent Registered Public Accounting Firm	137
Trustees	138
Officers	140
Schedule of Shareholder Expenses	142
Tax Letter	147

HIGHLIGHTS

•	After 17 consecutive hikes, the fed funds rate halted at 5.25%

•	High oil prices and a cooling housing market contributed to the fall of GDP growth

•	After reaching multiple-year highs, two- and 10-year U.S. Treasury yields fell sharply

•	With evidence of a weakening economy, the Fed held interest rates steady at its last five meetings

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 9, 2007 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for certain of the JPMorgan Money Market Funds for the 12 months ended February 28, 2007. Inside, you’ll find in-depth information on some of our money market funds.

“While both short- and long-term yields were relatively unchanged during the fiscal year, this was not indicative of volatility in the bond market.”

An Economic Slowdown

The Federal Reserve’s (Fed) two-year campaign of raising short-term interest rates to slow the economy appeared to have taken hold. When the Fed started raising rates in June 2004, the fed funds target rate was 1.00%, its lowest level in several decades. After 17 consecutive hikes, the fed funds rate was 5.25% at the end of June 2006. This, along with high oil prices and a cooling housing market, contributed to the fall of gross domestic product (GDP) growth from 5.6% in the first quarter of 2006 to 2.0% by the third quarter. While the U.S. Department of Commerce advance estimate for fourth-quarter GDP was a solid 3.5%, this was subsequently revised downward to 2.2%.

With mounting evidence of a weakening economy, the Fed chose to hold interest rates steady at its last five meetings. Given mixed economic and inflationary data in recent months, many financial experts believe that the Fed could continue to keep rates on hold for the time being. In the statement that was released in conjunction with its January 2007 meeting, the Fed noted, “Recent indicators have suggested somewhat firmer economic growth, and some tentative signs of stabilization have appeared in the housing market. Readings on core inflation have improved modestly in recent months, and inflation pressures seem likely to moderate over time.”

Bond Prices Rise Amid Increased Volatility

While both short- and long-term yields were relatively unchanged during the fiscal year, this was not indicative of volatility in the bond market. After reaching multiple-year highs of 5.29% and 5.25%, respectively, in late June 2006, two- and 10-year U.S. Treasury yields then fell sharply. This occurred as it became evident that the Fed would pause in its two-year tightening campaign. Yields again moved higher during the fourth quarter of 2006 and the first two months of 2007 due to concerns that the economy was picking up steam and that the Fed’s next move might be to raise, instead of lower, short-term rates. The bond market had one more surprise for investors at the end of February. With the global equity markets falling sharply, there was a mass flight to quality. Overall, two-year Treasury yields moved from 4.21% to 4.71% and 10-year Treasury yields rose from 4.39% to 4.64% during the period. The overall bond market, as measured by the Lehman Brothers U.S. Aggregate Bond Index, returned 5.54%.

Outlook

There are two views regarding the future direction of the economy. On one hand, the Fed could orchestrate an economic “soft landing,” with positive economic growth and low inflation. However, should the economy surprise on the upside and inflation flare up, the Fed may choose to raise rates again. Until there is a better understanding of the direction of the economy and interest rates, there may be continued periods of volatility in the bond market.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   1

JPMorgan Prime Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve, Cash Management and Capital Shares
Net Assets as of 2/28/07	$89.0 Billion
Average Maturity	47 days
S&P rating *	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
|
The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	34.0%
2–7 days	7.7
8–30 days	18.1
31–60 days	9.9
61–90 days	11.5
91–180 days	14.0
181+ days	4.8

7-DAY SEC YIELD (1)

Morgan Shares	4.98%
Premier Shares	5.05
Agency Shares	5.24
Class B Shares	4.50
Class C Shares	4.50
Institutional Shares	5.31
Reserve Shares	4.78
Cash Management Shares	4.51
Capital Shares	5.35

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages based on total market value of investments.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares, Cash Management Shares and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 4.97%, 5.03%, 5.18%, 4.30%, 4.30%, 5.24%, 4.76%, 4.50% and 5.29% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares, Cash Management Shares and Capital Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

2   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan Liquid Assets Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Objective	Seeks current income with liquidity and stability of principal
Primary Investments
High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations

Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve, Investor, Capital and Service Shares
Net Assets as of 2/28/07	$10.7 Billion
Average Maturity	44 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE**

1 day	27.9%
2–7 days	11.1
8–30 days	24.4
31–60 days	8.9
61–90 days	11.5
91–180 days	12.2
181+ days	4.0

7-DAY SEC YIELD (1)

Morgan Shares	4.91%
Premier Shares	5.06
Agency Shares	5.26
Class B Shares	4.51
Class C Shares	4.51
Institutional Shares	5.32
Reserve Shares	4.79
Investor Shares	4.99
Capital Shares	5.36
Service Shares	4.50

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages based on total market value of investments.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares, Investor Shares, Capital Shares and Service Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 4.88%, 5.04%, 5.20%, 4.31%, 4.31%, 5.25%, 4.77%, 4.98%, 5.30% and 4.43% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares, Investor Shares, Capital Shares and Service Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   3

JPMorgan U.S. Government Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional, Reserve, Capital and Service Shares
Net Assets as of 2/28/07	$18.2 Billion
Average Maturity	28 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	54.4%
2–7 days	0.0
8–30 days	22.3
31–60 days	11.0
61–90 days	5.0
91–180 days	3.5
181+ days	3.8

7-DAY SEC YIELD (1)

Morgan Shares	4.85%
Premier Shares	4.99
Agency Shares	5.19
Institutional Shares	5.26
Reserve Shares	4.73
Capital Shares	5.30
Service Shares	4.41

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages based on total market value of investments.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares, Capital Shares and Service Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 4.82%, 4.97%, 5.13%, 5.19%, 4.71%, 5.24% and 4.34% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares, Capital Shares and Service Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

4   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan U.S. Treasury Plus Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds, and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve and Investor Shares
Net Assets as of 2/28/07	$8.0 Billion
Average Maturity	1 day
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	100.0%
2–7 days	0.0
8–30 days	0.0
31–60 days	0.0
61–90 days	0.0
91–180 days	0.0
181+ days	0.0

7-DAY SEC YIELD (1)

Morgan Shares	4.85%
Premier Shares	5.00
Agency Shares	5.20
Class B Shares	4.45
Class C Shares	4.45
Institutional Shares	5.26
Reserve Shares	4.73
Investor Shares	4.93

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages based on total market value of investments.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares and Investor Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 4.82%, 4.98%, 5.14%, 4.25%, 4.25%, 5.19%, 4.71% and 4.92% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares and Investor Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   5

JPMorgan Federal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Objective	Current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional and Reserve Shares
Net Assets as of 2/28/07	$6.7 Billion
Average Maturity	36 days
S&P rating *	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	22.8%
2–7 days	10.0
8–30 days	26.8
31–60 days	17.3
61–90 days	14.2
91–180 days	8.9
181+ days	0.0

7-DAY SEC YIELD (1)

Morgan Shares	4.80%
Premier Shares	4.95
Agency Shares	5.15
Institutional Shares	5.21
Reserve Shares	4.69

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages based on total market value of investments.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 4.77%, 4.93%, 5.09%, 5.14%, and 4.67% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares and Reserve Shares, respectively.
A list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

6   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional, Reserve and Capital Shares
Net Assets as of 2/28/07	$8.7 Billion
Average Maturity	42 days
S&P rating*	AAAm-G
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The ‘G’ designation in the S&P rating means meaning that the Fund’s portfolio consists primarily of U.S. Government securities. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	10.3%
2–7 days	0.0
8–30 days	42.6
31–60 days	14.0
61–90 days	23.7
91–180 days	9.4
181+ days	0.0

7-DAY SEC YIELD (1)

Morgan Shares	4.65%
Premier Shares	4.80
Agency Shares	5.00
Institutional Shares	5.06
Reserve Shares	4.54
Capital Shares	5.10

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages based on total market value of investments.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 4.62%, 4.78%, 4.94%, 4.99%, 4.52%, and 5.04% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares and Capital Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   7

JPMorgan Tax Free Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income which is excluded from gross income, while preserving capital and maintaining liquidity*
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term municipal obligations
Share classes offered	Morgan, Premier, Agency, Institutional and Reserve Shares
Net Assets as of 2/28/07	$15.8 Billion
Average Maturity	24 days
S&P rating	AAAm
Moody’s rating**	Aaa
NAIC rating	Class 1

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

**	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE***

1 day	8.5%
2–7 days	76.1
8–30 days	1.9
31–60 days	1.7
61–90 days	1.2
91–180 days	5.9
181+ days	4.7

7-DAY SEC YIELD (1)

Morgan Shares	3.11%
Premier Shares	3.26
Agency Shares	3.45
Institutional Shares	3.51
Reserve Shares	3.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

***	Percentages based on total market value of investments.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.08%, 3.24%, 3.39%, 3.44% and 2.98% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares and Reserve Shares, respectively.
A list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

8   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan Municipal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal
Primary Investments	High quality short-term municipal securities, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional, Reserve, Service and E*Trade Shares
Net Assets as of 2/28/07	$3.4 Billion
Average Maturity	25 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE**

1 day	9.6%
2–7 days	71.4
8–30 days	2.5
31–60 days	3.6
61–90 days	0.5
91–180 days	9.4
181+ days	3.0

7-DAY SEC YIELD (1)

Morgan Shares	3.13%
Premier Shares	3.28
Agency Shares	3.47
Institutional Shares	3.54
Reserve Shares	3.02
Service Shares	2.70
E*Trade Shares	2.71

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages based on total market value of investments.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares, Service Shares and E*Trade Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.08%, 3.24%, 3.39%, 3.45%, 2.98%, 2.61% and 2.62% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares, Service Shares and E*Trade Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.6%
130,000	Cheyne High Grade ABS CDO Ltd. (Cayman Islands), Series 2004-1A, Class AM2, FRN, 5.37%, 05/10/07 (e) (i)	130,000
	Newcastle CDO Ltd. (Cayman Islands),
140,000	Series 3A, Class 1MM, FRN, 5.35%, 03/24/07 (e) (i)	140,000
10,000	Series 3A, Class 1MMH, FRN, 5.35%, 03/24/07 (e) (i)	10,000
29,000	Series 3A, Class 1MMJ, FRN, 5.35%, 03/24/07 (e) (i)	29,000
200,000	Pyxis Master Trust, Series 2006-4, FRN, 5.33%, 03/20/07 (e) (i)	200,000
	Steers Delaware Business Trust,
330,000	Series 2006-1, FRN, 5.32%, 04/05/07 (e) (i)	330,000
330,035	Series 2006-1, FRN, 5.33%, 03/27/07 (e) (i)	330,035
45,343	TIAA Retail Commercial Trust (Cayman Islands), Series 2003-1A, Class A1MM, FRN, 5.35%, 03/28/07 (e) (i)	45,343
87,172	Wachovia Asset Securitization, Inc., Series 2005-HM1A, Class AMM, FRN, 5.31%, 03/25/07 (e) (i)	87,172
120,000	Whitehawk CDO Funding Ltd. (Cayman Islands), Series 2004-1A, Class AMMF, FRN, 5.35%, 03/15/07 (e) (i)	120,000
	Total Asset-Backed Securities (Cost $1,421,550)	1,421,550
Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
105,000	Arkle Master Issuer plc (United Kingdom), Series 2006-1A, Class 1A, FRN, 5.30%, 03/17/07 (e)	105,000
75,000	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 1A, FRN, 5.30%, 03/15/07 (e)	75,000
	Total Collateralized Mortgage Obligations (Cost $180,000)	180,000
Corporate Bonds — 20.4%
	Capital Markets — 1.4%
250,000	Lehman Brothers Holdings, Inc., FRN, 5.38%, 03/22/07	250,000
	Links Finance LLC,
100,000	FRN, 5.31%, 04/25/07 (e)	99,999
100,000	FRN, 5.31%, 06/20/07 (e)	99,990
100,000	FRN, 5.32%, 04/18/07 (e)	100,000
100,000	FRN, 5.32%, 04/20/07 (e)	100,000
50,000	FRN, 5.32%, 04/25/07 (e)	49,998
65,000	FRN, 5.32%, 05/01/07 (e)	64,999
150,000	FRN, 5.32%, 05/25/07 (e)	149,985
345,000	Merrill Lynch & Co., Inc., FRN, 5.40%, 04/05/07	345,000
		1,259,971
	Commercial Banks — 10.5%
130,000	ANZ National International Ltd. (United Kingdom), FRN, 5.32%, 03/07/07 (e) (m)	130,000
100,000	Australia & New Zealand Banking Group Ltd. (Australia), FRN, 5.32%, 03/23/07 (e)	100,000
	Bank of America, N.A.,
553,000	FRN, 5.32%, 03/05/07	553,000
715,000	FRN, 5.32%, 03/19/07	715,000
375,000	FRN, 5.33%, 03/09/07	375,000
260,000	FRN, 5.33%, 07/11/07	260,000
150,000	FRN, 5.36%, 03/02/07	150,000
600,000	Bayerische Landesbank, FRN, 5.37%, 03/26/07	600,000
	BNP Paribas (France)
125,000	FRN, 5.30%, 04/03/07	124,985
225,000	FRN, 5.31%, 03/26/07 (e)	225,000
215,000	FRN, 5.33%, 05/21/07 (e)	215,000
255,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain), FRN, 5.36%, 04/19/07	255,000
139,000	Calyon New York, FRN, 5.33%, 05/10/07	138,995
315,000	Credit Agricole S.A. (France), FRN, 5.33%, 04/23/07 (e)	315,000
450,000	Dexia Credit Local, FRN, 5.31%, 03/06/07	449,949
200,000	Fifth Third Bancorp., FRN, 5.32%, 03/23/07 (e)	200,000
	HBOS Treasury Services plc (United Kingdom),
150,000	FRN, 5.29%, 03/07/07 (e)	150,000
570,000	FRN, 5.39%, 04/02/07 (e)	570,000
805,000	FRN, 5.43%, 05/21/07 (e)	805,000
300,000	FRN, 5.44%, 03/26/07 (e)	300,000
	Natexis Banques Populaires,
590,000	FRN, 5.31%, 03/05/07	589,912
500,000	FRN, 5.35%, 03/02/07	499,929
250,000	Royal Bank of Scotland plc (United Kingdom), FRN, 5.31%, 03/21/07 (e)	250,000
284,740	Santander US Debt S.A. Unipersonal (Spain), FRN, 5.38%, 03/21/07 (e)	284,797
	Societe Generale (France),
85,000	FRN, 5.27%, 03/21/07	84,987
85,000	FRN, 5.31%, 04/02/07 (e)	85,000
	Wells Fargo & Co.,
271,000	FRN, 5.31%, 04/05/07	271,000
175,000	FRN, 5.38%, 04/02/07	175,000
	Westpac Banking Corp.,
196,000	FRN, 5.30%, 04/06/07 (e)	196,000

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
160,000	FRN, 5.39%, 03/12/07	160,000
	Westpac Banking Corp. (Australia),
150,000	FRN, 5.42%, 05/25/07 (e)	150,033
		9,378,587
	Diversified Financial Services — 8.5%
50,000	Allstate Life Global Funding Trusts, FRN, 5.30%, 04/05/07	50,000
	Beta Finance, Inc.,
155,000	FRN, 5.27%, 03/15/07 (e)	154,995
150,000	FRN, 5.30%, 04/23/07 (e)	149,998
170,000	FRN, 5.31%, 05/24/07 (e)	169,996
103,000	FRN, 5.31%, 05/25/07 (e)	102,998
105,000	FRN, 5.31%, 05/29/07 (e)	104,997
335,000	FRN, 5.32%, 04/20/07 (e)	334,987
	CC USA, Inc.,
91,500	5.41%, 09/04/07 (e)	91,495
125,000	FRN, 5.31%, 04/11/07 (e)	124,992
200,000	FRN, 5.31%, 04/16/07 (e)	199,982
64,000	FRN, 5.31%, 05/23/07 (e)	63,999
200,000	FRN, 5.33%, 04/27/07 (e)	199,996
	Dorada Finance, Inc.,
136,000	FRN, 5.31%, 04/16/07 (e)	135,988
250,000	FRN, 5.32%, 04/23/07 (e)	249,990
240,000	FRN, 5.32%, 04/25/07 (e)	239,990
140,000	Five Finance, Inc., FRN, 5.30%, 04/11/07 (e)	139,988
	General Electric Capital Corp.,
220,000	FRN, 5.28%, 03/26/07	220,000
350,000	FRN, 5.36%, 12/07/09	350,000
468,000	FRN, 5.45%, 03/09/07	468,000
400,000	FRN, 5.45%, 03/19/07	400,000
	K2 (USA) LLC,
36,300	FRN, 5.28%, 03/15/07 (e)	36,298
225,000	FRN, 5.32%, 04/10/07 (e)	224,988
200,000	FRN, 5.32%, 04/20/07 (e)	199,992
40,000	FRN, 5.32%, 06/01/07 (e)	39,997
106,000	FRN, 5.33%, 03/12/07 (e)	105,997
300,000	FRN, 5.33%, 03/22/07 (e)	299,992
90,000	FRN, 5.33%, 05/07/07 (e)	89,996
150,000	FRN, 5.33%, 05/15/07 (e)	149,993
40,000	FRN, 5.36%, 04/25/07 (e)	40,002
120,000	Premium Asset Trust, FRN, 5.47%, 04/02/07 (e) (i)	120,000
	Restructured Asset Securities with Enhanced Returns (RACERS),
70,000	FRN, 5.52%, 03/19/07 (e) (i)	70,000
200,000	FRN, 5.52%, 04/03/07 (e) (i)	200,000
	Sigma Finance, Inc.,
200,000	FRN, 5.31%, 03/12/07 (e)	199,996
150,000	FRN, 5.32%, 03/12/07 (e)	149,998
87,000	FRN, 5.32%, 03/19/07 (e)	87,000
300,000	FRN, 5.32%, 04/11/07 (e)	299,989
90,000	FRN, 5.32%, 05/02/07 (e)	89,996
400,000	FRN, 5.32%, 05/15/07 (e)	399,962
150,000	FRN, 5.33%, 04/10/07 (e)	150,006
50,000	Structured Asset Repackaged Trust, FRN, 5.40%, 03/15/07 (e) (i)	50,000
	Tango Finance Corp.,
139,000	FRN, 5.28%, 03/15/07 (e)	138,995
99,000	FRN, 5.28%, 03/26/07 (e)	98,990
35,000	FRN, 5.32%, 04/10/07 (e)	35,000
100,000	FRN, 5.32%, 04/24/07 (e)	99,991
33,000	FRN, 5.32%, 05/15/07 (e)	32,998
60,000	FRN, 5.33%, 05/15/07 (e)	60,000
155,000	Union Hamilton Special Funding LLC, FRN, 5.36%, 03/28/07 (e) (i)	155,000
		7,577,567
	Total Corporate Bonds (Cost $18,216,125)	18,216,125
Funding Agreements — 0.5%
	Insurance — 0.5%
200,000	Metropolitan Life Insurance Co., FRN, 5.41%, 03/15/07 (e) (f) (i)	200,000
200,000	New York Life Insurance Co., FRN, 5.39%, 04/27/07 (e) (f) (i)	200,000
	Total Funding Agreements (Cost $400,000)	400,000
	Municipal Bonds — 0.4%
60,000	New York City, Taxable, Sub Series A-10, GO, VAR, FSA, 5.27%, 03/05/07	60,000
300,000	New York State Dormitory Authority, Rev., VAR, 5.39%, 05/22/07 (i)	300,000
	Total Municipal Bonds (Cost $360,000)	360,000

Certificates of Deposit — 32.1%
	Alliance & Leicester plc,
150,000	5.33%, 06/07/07	150,000
200,000	5.34%, 06/08/07	200,003
400,000	Allied Irish Banks plc, 5.37%, 03/08/07	400,000
	Banco Bilbao Vizcaya,
235,000	5.32%, 04/10/07	235,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
494,000	5.33%, 03/12/07	494,000
200,000	5.34%, 07/16/07	200,004
615,000	Bank of America, N.A., 5.32%, 06/11/07	615,000
	Bank of Ireland,
250,000	5.29%, 03/06/07	250,000
200,000	5.29%, 04/11/07	200,000
293,000	5.32%, 03/29/07	293,000
382,750	5.35%, 08/15/07	382,750
170,000	Bank of the West, 5.24%, 03/03/08	170,000
191,000	Bank of Tokyo Mitsubishi, 5.31%, 06/01/07	191,000
	Barclays Bank plc (United Kingdom),
424,150	5.31%, 01/16/08	424,150
345,000	5.32%, 05/08/07	345,000
354,600	5.32%, 06/13/07	354,600
234,000	5.40%, 09/20/07	234,000
435,500	5.53%, 06/18/07	435,500
251,000	FRN, 5.27%, 04/04/07	250,995
165,250	Bayerische Landesbank, 5.31%, 03/12/07	165,250
	BNP Paribas, (France)
345,000	5.32%, 05/21/07	345,000
35,000	5.33%, 03/12/07	35,000
250,000	5.33%, 05/10/07	250,000
80,000	FRN, 5.30%, 03/05/07	79,987
895,000	FRN, 5.31%, 03/27/07	894,874
457,000	Calyon N.A. Co., 5.26%, 04/05/07	457,000
525,000	Canadian Imperial Bank of Commerce, 5.40%, 03/18/07	525,000
	Credit Agricole S.A.,
433,000	5.09%, 03/01/07	433,000
156,000	5.33%, 08/22/07	156,000
550,000	5.33%, 08/27/07	550,000
240,000	5.35%, 08/06/07	240,000
	Credit Industriel et Commercial,
200,000	5.32%, 05/08/07	200,000
500,000	5.35%, 03/13/07	500,001
590,000	5.36%, 05/01/07	590,000
365,000	5.36%, 07/26/07	365,000
231,000	5.38%, 04/30/07	231,001
50,000	5.39%, 04/26/07	50,000
489,000	Credit Suisse First Boston LLC, 5.31%, 04/09/07	489,000
265,500	Credit Suisse New York, FRN, 5.30%, 03/01/07	265,511
	Deutsche Bank AG,
800,000	5.25%, 05/07/07	800,000
603,000	5.29%, 03/06/07	603,000
76,000	5.31%, 05/08/07	75,998
295,000	5.31%, 07/09/07	295,000
119,000	5.32%, 09/04/07	119,000
285,500	5.42%, 08/31/07	285,500
185,590	ForeningsSparbanken AB, 5.42%, 08/31/07	185,590
	Fortis Bank N.V.,
350,000	5.29%, 08/02/07	350,000
200,000	5.33%, 08/21/07	200,000
100,000	5.33%, 08/22/07	100,000
	HBOS Treasury Services plc (United Kingdom),
50,000	5.24%, 12/18/07	50,000
800,000	5.30%, 03/01/07	800,000
500,000	5.30%, 03/12/07	500,000
100,000	5.32%, 06/07/07	100,000
500,000	5.37%, 04/26/07	500,000
475,000	5.41%, 09/20/07	475,000
48,000	Intesa Bank of Ireland, 5.35%, 07/26/07	48,000
	Landesbank Baden-Wuerttemberg (Germany),
400,000	5.35%, 08/06/07	400,000
145,000	5.36%, 08/06/07	145,003
	Landesbank Hessen (Germany),
500,000	5.31%, 04/10/07	500,000
1,168,000	5.31%, 06/15/07	1,167,995
294,000	5.32%, 06/12/07	294,000
250,000	5.35%, 08/16/07	250,031
	Mizuho Corporate Bank,
180,000	5.29%, 03/14/07	180,000
135,000	5.30%, 04/26/07	135,000
175,000	5.31%, 04/12/07	175,000
350,000	5.32%, 03/01/07	350,000
	Natexis Banques Populaires U.S. Finance Co.,
459,000	FRN, 5.30%, 04/24/07	459,000
350,000	FRN, 5.34%, 03/02/07	349,983
	Nordea Bank of Finland plc (Finland),
28,800	5.40%, 09/20/07	28,800
25,000	5.59%, 06/20/07	25,000
	Norinchukin Bank Ltd.,
195,000	5.32%, 06/01/07	195,000
225,000	5.33%, 05/16/07	225,000
130,000	5.33%, 05/21/07	130,002
100,000	5.34%, 04/02/07	100,000
125,000	5.34%, 04/11/07	125,000
164,000	5.35%, 03/22/07	164,000
140,000	Royal Bank of Canada, FRN, 5.30%, 03/01/07	139,982
	Societe Generale,
125,000	5.32%, 03/12/07	125,000
250,000	5.32%, 04/10/07	250,000
104,000	FRN, 5.26%, 03/20/07	103,989

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
	Svenska Handelsbanken AB,
61,000	5.08%, 12/05/07	60,920
200,000	5.29%, 03/09/07	200,000
357,000	5.30%, 03/12/07	357,000
373,000	Toronto Dominion Bank, 5.32%, 03/22/07	373,000
	UniCredito Italiano S.p.A.,
300,000	5.31%, 07/09/07	300,000
700,000	5.32%, 05/29/07	700,000
460,300	5.37%, 03/07/07	460,300
70,000	5.37%, 03/26/07	70,002
478,000	5.38%, 03/05/07	478,000
295,000	5.40%, 03/20/07	295,000
200,000	Washington Mutual Bank, 5.32%, 04/16/07	200,000
785,000	Wells Fargo Bank, N.A., FRN, 5.30%, 03/09/07	785,000
100,000	Westpac Banking Corp., 5.32%, 05/09/07	100,000
	Total Certificates of Deposit (Cost $28,530,721)	28,530,721
Commercial Paper — 25.4% (n)
74,000	Aegis Finance, 5.29%, 03/01/07 (m)	74,000
	Ajax Bambino Funding, Inc.,
41,500	5.32%, 03/06/07 (i)	41,470
90,000	5.33%, 03/14/07 (i)	89,829
	Alliance & Leicester plc,
100,000	5.26%, 05/08/07	99,028
80,177	5.30%, 04/02/07	79,806
190,500	5.32%, 03/21/07 (m)	189,946
100,000	Alpine Securitization Corp., 5.28%, 03/12/07	99,839
	Amstel Funding Corp.,
200,000	5.30%, 04/18/07	198,597
183,108	5.31%, 03/08/07	182,921
250,000	5.32%, 04/23/07	248,068
409,498	5.34%, 03/20/07	408,359
	Amsterdam Funding Corp.,
124,000	5.28%, 03/07/07	123,891
55,000	5.29%, 04/05/07	54,722
87,000	ANZ National International Ltd., 5.33%, 07/23/07 (m)	85,187
25,677	Aquinas Funding LLC, 5.30%, 07/09/07	25,198
44,590	ASB Bank Ltd., 5.31%, 01/10/08 (m)	42,622
	ASB Finance Ltd.,
18,000	5.31%, 04/17/07 (m)	17,877
70,000	5.31%, 07/06/07 (m)	68,723
189,000	5.33%, 05/07/07 (m)	187,174
	Atlantis One Funding Corp.,
254,065	5.31%, 03/26/07	253,153
100,000	5.32%, 06/08/07	98,570
425,000	5.33%, 07/20/07	416,328
444,540	5.34%, 03/01/07	444,540
	Bank of America Corp.,
360,000	5.30%, 05/01/07	356,851
168,750	5.32%, 04/02/07	167,963
	Bank of Ireland (Ireland),
168,000	5.28%, 03/01/07	168,000
148,200	5.30%, 03/07/07 (e)	148,071
287,275	5.32%, 04/30/07	284,785
35,477	Barton Capital Corp., 5.29%, 04/10/07	35,270
160,000	Bear Stearns & Co., 5.37%, 03/16/07	160,000
77,000	Beta Finance, Inc., 5.31%, 04/10/07	76,558
200,000	CAFCO LLC, 5.30%, 04/05/07 (e)	198,982
	Caisse Nationale des Caisses d’Epargne et de Prevoyance (France),
200,000	5.25%, 12/11/07 (e)	192,104
200,000	5.25%, 12/14/07 (e)	192,024
200,000	5.41%, 03/06/07 (e)	199,854
50,000	Cantabric Finance LLC, 5.37%, 04/30/07	49,564
150,000	CGD North American Finance LLC, 5.30%, 03/08/07 (e)	149,847
200,000	Charta Corp., 5.30%, 04/05/07	198,982
47,000	CIT Group, Inc., 5.34%, 05/04/07 (e)	46,565
	Concord Minutemen Capital Co. LLC,
115,000	5.34%, 04/12/07 (e)	114,302
128,000	5.34%, 05/15/07	126,613
37,758	5.35%, 04/13/07	37,523
256,612	5.37%, 03/16/07 (e)	256,053
179,846	5.39%, 03/02/07 (e)	179,820
200,000	Corporate Receivables Corp., 5.30%, 04/05/07	198,982
140,000	Crown Point Capital Co. LLC, 5.39%, 03/08/07	139,999
	Curzon Funding Ltd.,
80,000	5.29%, 04/19/07	79,438
102,500	5.31%, 05/11/07	101,440
85,000	5.31%, 05/29/07	83,899
53,000	Daimler Chrysler Receivables Auto Trust, 5.30%, 03/08/07	52,946
	Danske Corp.,
442,000	5.30%, 03/01/07	442,000
335,000	5.32%, 04/02/07	333,438
40,000	5.32%, 05/07/07	39,618
	DnB NOR Bank ASA,
90,000	5.32%, 03/14/07	89,831
37,000	5.34%, 08/27/07	36,044
40,000	Dorada Finance, Inc., 5.32%, 08/17/07	39,026

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued (n)
300,000	DZ Bank AG (Cayman Islands), 5.32%, 03/01/07 (e)	300,000
50,000	Edison Asset Securities LLC, 5.30%, 04/23/07	49,614
	Emerald Notes Program,
100,000	5.29%, 03/08/07	99,898
171,000	5.31%, 04/10/07 (e)	170,002
55,000	5.32%, 05/01/07	54,511
197,825	5.32%, 05/14/07	195,690
75,000	5.32%, 05/24/07	74,081
216,225	5.34%, 03/22/07	215,560
140,000	Erste Finance LLC, 5.30%, 03/07/07	139,878
99,475	Fortis Funding, 5.30%, 04/04/07	98,984
78,000	Galleon Capital LLC, 5.28%, 03/08/07	77,920
	Gemini Securities Corp.,
73,000	5.28%, 03/09/07	72,915
454,272	5.33%, 03/01/07	454,272
	General Electric Capital Corp.,
352,800	5.31%, 03/20/07	351,828
150,000	5.31%, 03/21/07	149,565
234,000	5.32%, 03/08/07	233,762
750,000	5.32%, 09/28/07	727,361
350,000	5.34%, 08/13/07	341,658
	George Street Finance LLC,
56,992	5.29%, 03/23/07 (e)	56,808
36,133	5.29%, 03/26/07 (e)	36,001
74,688	Gotham Funding Corp., 5.30%, 03/09/07	74,600
186,000	Govco, Inc., 5.32%, 05/29/07 (e)	183,588
	Grampian Funding LLC,
210,000	5.31%, 05/25/07	207,412
279,080	5.31%, 06/11/07 (e)	274,988
423,000	5.32%, 03/28/07 (e)	421,357
240,000	5.32%, 05/21/07 (e)	237,203
164,000	5.33%, 08/17/07 (e)	160,000
330,000	5.34%, 05/18/07 (e)	326,282
122,150	5.37%, 03/20/07 (e)	121,813
75,000	ING U.S. Funding LLC, 5.30%, 03/07/07	74,935
	Irish Life & Permanent plc,
100,000	5.31%, 03/21/07	99,709
100,000	5.32%, 03/23/07	99,680
75,000	IXIS Corp., 5.32%, 05/29/07	74,034
100,000	KBC Financial Products International Ltd., 5.31%, 03/26/07 (e)	99,641
278,500	Landale Funding, 5.32%, 05/15/07 (e)	275,454
100,000	Leafs LLC, 5.39%, 02/20/08	100,000
35,600	Lehman Brothers, Inc., 5.36%, 04/25/07	35,316
	Lexington Parker Capital Corp.,
139,330	5.31%, 03/07/07	139,208
65,354	5.32%, 04/12/07	64,957
50,000	5.36%, 07/05/07	49,997
200,000	5.36%, 09/04/07 (e)	194,650
256,612	5.37%, 03/16/07 (e)	256,053
47,500	Liberty Street Funding Corp., 5.28%, 03/09/07	47,444
	Macquarie Bank Ltd. (Australia),
102,500	5.32%, 04/24/07 (e)	101,693
160,000	5.32%, 05/02/07 (e)	158,553
175,000	Natexis Banques Populaires U.S. Finance Co., 5.30%, 04/02/07	174,190
52,400	Nationwide Building Society, 5.33%, 03/15/07	52,293
	Park Granada LLC,
100,000	5.26%, 05/04/07	99,084
200,000	5.31%, 04/13/07 (e)	198,741
110,000	5.32%, 04/30/07	109,050
113,000	Picaros Funding LLC, 5.28%, 03/12/07	112,818
	San Paolo IMI U.S. Financial Co.,
97,300	5.29%, 06/29/07	95,626
265,600	5.30%, 03/27/07	264,610
150,000	Santander Central Hispano Finance Delaware, Inc., 5.32%, 06/12/07	147,768
	Scaldis Capital LLC,
104,140	5.28%, 03/07/07 (e)	104,049
190,000	5.32%, 04/25/07 (e)	188,488
56,050	5.33%, 03/21/07	55,886
54,000	Scotia Banc, Inc., 5.34%, 03/29/07	53,779
125,000	Sedna Finance, Inc., 5.30%, 07/09/07	122,669
100,000	Sigma Finance, Inc., 5.32%, 06/05/07 (e)	98,605
132,000	Silver Tower U.S. Funding LLC, 5.31%, 05/29/07	130,290
	Simba Funding,
42,422	5.31%, 03/02/07	42,416
100,000	5.31%, 03/13/07	99,825
79,943	5.31%, 05/29/07	78,907
	Skandinaviska Enskilda Banken AB,
149,500	5.33%, 07/09/07	146,685
300,000	5.35%, 08/02/07	293,314
237,500	Societe Generale, 5.30%, 04/27/07	235,558
	Solitaire Funding LLC,
100,000	5.31%, 05/11/07	98,967
87,027	5.32%, 05/01/07 (e)	86,253
50,000	Swedish National Housing Finance, 5.31%, 04/17/07	49,662
	Swiss RE Financial Products,
61,700	5.28%, 03/06/07 (e)	61,655
100,000	5.31%, 06/07/07 (e)	98,584

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued (n)
	Thames Asset Global Securitization, Inc.,
44,986	5.31%, 05/10/07 (e)	44,528
75,000	5.32%, 05/14/07 (e)	74,194
74,500	Tulip Funding Corp., 5.34%, 06/28/07	73,212
	UBS Finance Delaware LLC,
339,650	5.30%, 07/05/07	333,516
797,090	5.32%, 06/08/07	785,637
	Variable Funding Capital,
225,000	5.29%, 03/06/07	224,835
139,500	5.29%, 03/23/07	139,051
	Westpac Banking Corp. (Australia),
200,000	5.30%, 05/01/07 (e)	198,250
239,500	5.32%, 06/11/07 (e)	235,971
178,400	5.32%, 06/14/07	175,679
180,000	5.33%, 05/14/07	178,080
200,000	5.39%, 05/11/07	197,939
40,000	Westpac Capital Corp., 5.31%, 05/29/07	39,488
	Westpac Trust Securities Ltd.,
87,000	5.30%, 04/27/07	86,289
145,750	5.31%, 04/04/07	145,029
70,000	Windmill Funding Corp., 5.31%, 04/02/07	69,674
	Total Commercial Paper (Cost $22,586,259)	22,586,259
Master Notes — 2.7%
	Citigroup Global Markets Holdings, Inc.,
250,000	FRN, 5.32%, 08/27/07	250,000
550,000	FRN, 5.38%, 08/27/07	550,000
25,000	Morgan Stanley Asset Funding, Inc.,
	FRN, 5.45%, 07/11/07 (i)	25,000
	Morgan Stanley & Co., Inc.,
315,000	5.39%, 07/11/07 (i)	315,000
525,000	FRN, 5.45%, 03/01/07 (i)	525,000
760,000	FRN, 5.45%, 07/11/07 (i)	760,000
	Total Master Notes
	(Cost $2,425,000)	2,425,000
Repurchase Agreements — 11.4%
414,539	Banc of America Securities LLC, 5.34%, dated 02/28/07, due 03/01/07, repurchase price $414,600, collateralized by U.S. Government Agency Securities with a value of $422,830	414,539
700,000	Bank of America Corp., 5.35%, dated 02/28/07, due 03/01/07, repurchase price $700,104, collateralized by Corporate Bonds and Notes with a value of $721,000	700,000
200,000	Bank of America Corp., 5.36%, dated 02/28/07, due 03/01/07, repurchase price $200,030, collateralized by Corporate Bonds and Notes with a value of $206,000	200,000
200,000	Bear Stearns & Cos., Inc., 5.37%, dated 02/28/07, due 03/01/07, repurchase price $200,030, collateralized by U.S. Government Agency Securities with a value of $206,002	200,000
2,550,000	Citigroup, Inc., 5.36%, dated 02/28/07, due 03/01/07, repurchase price $2,550,380, collateralized by Collateralized Mortgage Obligations with a value of $2,626,500	2,550,000
1,450,000	Deutsche Bank AG, 5.36%, dated 02/28/07, due 03/01/07, repurchase price $1,450,216, collateralized by U.S. Government Agency Securities with a value of $1,493,500	1,450,000
600,000	Goldman Sachs & Co., 5.36%, dated 02/28/07, due 03/01/07, repurchase price $600,089, collateralized by U.S. Government Agency Securities with a value of $618,000	600,000
1,000,000	Goldman Sachs & Co., 5.38%, dated 02/28/07, due 03/01/07, repurchase price $1,000,149, collateralized by U.S. Government Agency Securities with a value of $1,030,000	1,000,000
685,000	Merrill Lynch & Co., Inc., 5.34%, dated 02/28/07, due 03/01/07, repurchase price $685,102, collateralized by U.S. Government Agency Securities with a value of $698,700	685,000
1,360,000	Merrill Lynch & Co., Inc., 5.35%, dated 02/28/07, due 03/01/07, repurchase price $1,360,202, collateralized by U.S. Government Agency Securities with a value of $1,400,807	1,360,000
1,000,000	Merrill Lynch & Co., Inc., 5.36%, dated 02/28/07, due 03/01/07, repurchase price $1,000,149, collateralized by U.S. Government Agency Securities with a value of $1,030,000	1,000,000
	Total Repurchase Agreements (Cost $10,159,539)	10,159,539
Time Deposits — 6.9%
500,000	BNP Paribas (France), 5.44%, 03/01/07	500,000
558,918	Calyon N.A. Co., 5.34%, 03/01/07	558,918
627,012	Deutsche Bank AG, 5.31%, 03/01/07	627,012
400,000	DZ Bank AG, 5.35%, 03/01/07	400,000
400,000	ING Bank N.V., 5.34%, 03/01/07	400,000
	La Salle Bank Midwest N.A.,
600,000	5.31%, 03/01/07	600,000
300,000	5.38%, 03/01/07	300,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — Continued
	Lehman Brothers Bankhaus AG,
399,500	5.34%, 09/04/07	399,500
150,000	5.37%, 08/22/07 (i)	150,000
100,000	5.38%, 08/02/07 (i)	100,000
	Lehman Brothers, Inc.,
175,000	5.28%, 06/06/07 (i)	175,000
476,000	5.46%, 03/01/07 (i)	476,000
	Societe Generale,
400,000	5.38%, 03/01/07	400,000
1,000,000	5.40%, 03/01/07	1,000,000
	Total Time Deposits (Cost $6,086,430)	6,086,430
	Total Investments — 101.6% (Cost $90,365,624)*	90,365,624
	Liabilities in Excess of Other Assets — (1.6)%	(1,381,496)
	NET ASSETS — 100.0%	$88,984,128

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.2%
	Steers Delaware Business Trust,
50,000	Series 2006-1, FRN, 5.32%, 04/05/07 (e) (i)	50,000
79,527	Series 2006-1, FRN, 5.33%, 03/27/07 (e) (i)	79,527
	Wachovia Asset Securitization, Inc.,
55,838	Series 2005-HM1A, Class A, FRN, 5.31%, 03/25/07 (e) (i)	55,838
7,068	Series 2005-HM1A, Class AMM, FRN, 5.31%, 03/25/07 (e) (i)	7,068
44,986	Wind Master Trust Notes, Series 2005-J1A, Class A2, FRN, 5.31%, 03/25/07 (e) (i)	44,986
	Total Asset-Backed Securities (Cost $237,419)	237,419
	Certificates of Deposit — 22.1%
	Allied Irish Banks plc (Ireland),
50,000	5.37%, 03/08/07	50,000
70,000	5.40%, 03/20/07	70,000
	Bank of Ireland (Ireland),
30,000	5.32%, 03/29/07	30,000
47,000	5.35%, 08/15/07	47,000
20,000	Bank of the West, 5.24%, 03/03/08	20,000
47,000	Bank of Tokyo Mitsubishi Ltd. (Japan), 5.31%, 06/01/07	47,000
	Barclays Bank plc (United Kingdom),
50,000	5.31%, 01/16/08	50,000
58,880	5.53%, 06/18/07	58,880
	BNP Paribas (France),
100,000	5.33%, 03/12/07	100,000
50,000	FRN, 5.29%, 03/05/07	49,992
67,000	Calyon N.A. Co., 5.26%, 04/05/07	67,000
225,000	Canadian Imperial Bank of Commerce (Canada), 5.40%, 01/15/08	225,000
	Credit Agricole S.A. (France),
62,000	5.09%, 03/01/07	62,000
10,000	5.35%, 08/06/07	10,000
	Credit Industriel et Commercial,
15,000	5.32%, 05/07/07	15,000
65,000	5.38%, 03/07/07	65,000
100,000	5.38%, 04/30/07	100,000
70,000	5.39%, 04/26/07	70,000
	Deutsche Bank AG,
71,000	5.29%, 03/06/07	71,000
125,000	5.31%, 07/09/07	125,000
46,000	5.42%, 08/31/07	46,000
100,000	Fortis Bank N.V., 5.33%, 08/22/07	100,000
	HBOS Treasury Services plc (United Kingdom),
50,000	5.30%, 03/06/07	50,000
52,000	5.41%, 09/20/07	52,000
46,000	Intesa Bank of Ireland plc (United Kingdom), 5.35%, 07/26/07	46,000
60,000	Landesbank Hessen (Germany), 5.31%, 06/15/07	60,000
100,000	Mizuho Corporate Bank, 5.31%, 04/23/07	100,000
100,000	Natexis Banques Populaires U.S. Finance Co., FRN, 5.30%, 04/24/07	100,000
	Norinchukin Bank Ltd.,
50,000	5.33%, 05/16/07	50,000
25,000	5.34%, 04/02/07	25,000
50,000	5.34%, 04/11/07	50,000
40,000	5.35%, 03/01/07	40,000
59,000	5.35%, 03/22/07	59,000
50,000	Societe Generale, 5.32%, 04/10/07	50,000
51,000	Svenska Handelsbanken AB, 5.08%, 12/05/07	50,933
	UniCredito Italiano S.p.A.,
50,000	5.32%, 03/01/07	50,000
52,000	5.32%, 05/29/07	52,000
50,000	5.38%, 03/05/07	50,000
	Total Certificates of Deposit (Cost $2,363,805)	2,363,805
	Collateralized Mortgage Obligations — 1.1%
20,000	Arkle Master Issuer plc (United Kingdom), Series 2006-1A, Class 1A, FRN, 5.30%, 03/17/07 (e)	20,000
94,376	Paragon Mortgages plc (United Kingdom), Series 11A, Class A1, FRN, 5.31%, 03/15/07 (e) (i)	94,376
	Total Collateralized Mortgage Obligations (Cost $114,376)	114,376
Commercial Paper — 29.0% (n)
25,000	Amstel Funding Corp., 5.32%, 04/23/07 (e)	24,807
53,000	ANZ National International Ltd., 5.33%, 07/23/07 (m)	51,895
	Aquinas Funding LLC,
25,000	5.34%, 05/14/07	24,733
25,000	5.32%, 05/29/07	24,680
	ASB Finance,
100,000	5.33%, 04/26/07	99,191
50,000	5.35%, 08/06/07	48,857
21,000	Atlantis One Funding Corp., 5.31%, 03/01/07	21,000
42,000	Bank of America Corp., 5.32%, 03/22/07	41,872

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued (n)
	Collateralized Mortgage Obligations — Continued
30,000	Bank of America Credit Card Trust, 5.32%, 05/01/07	29,733
	Bank of Ireland (Ireland),
75,000	5.30%, 04/05/07 (e)	74,618
32,000	5.32%, 04/30/07	31,723
92,000	Barclays U.S. Funding Corp., 5.32%, 05/08/07	91,091
90,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance, 5.40%, 03/01/07	90,000
	Cedar Springs Capital Co. LLC,
20,084	5.31%, 03/26/07	20,010
50,657	5.31%, 04/20/07	50,288
62,168	5.34%, 03/12/07	62,068
70,000	CIT Group, Inc., 5.32%, 08/24/07 (e)	68,227
15,000	Concord Minutemen Capital Co. LLC, 5.34%, 04/12/07 (e)	14,909
52,000	Countrywide Financial Corp., 5.31%, 03/01/07	52,000
	Crown Point Capital Co. LLC,
80,000	5.27%, 06/04/07	79,996
35,000	5.30%, 03/08/07	35,000
35,000	Dakota Notes (Citibank Credit Card Issuance Trust), 5.32%, 05/24/07	34,571
136,000	Danske Corp., 5.30%, 03/01/07	136,000
80,000	Depfa Bank plc (United Kingdom), 5.33%, 07/23/07	78,331
110,000	DnB NOR Bank ASA, 5.25%, 05/07/07	108,948
	Erste Finance LLC,
25,000	5.29%, 03/06/07	24,982
50,000	5.32%, 05/02/07	49,548
22,500	Five Finance Corp., 5.32%, 08/28/07	21,917
75,000	Gotham Funding Corp., 5.30%, 03/09/07	74,912
48,750	Govco LLC, 5.34%, 05/15/07 (e)	48,222
	Grampian Funding LLC,
60,000	5.30%, 06/11/07 (e)	59,122
30,000	5.32%, 05/21/07 (e)	29,650
70,000	5.34%, 05/18/07 (e)	69,211
90,000	5.37%, 03/20/07 (e)	89,752
	Kommunalkredit AG (Austria),
70,000	5.34%, 04/05/07	69,641
40,000	5.38%, 05/10/07	39,593
23,000	5.35%, 06/07/07	22,671
50,000	Lake Constance Funding LLC, 5.31%, 03/02/07	49,993
48,732	Leafs LLC, 5.32%, 02/20/08	48,732
	Lexington Parker Capital Corp.,
100,000	5.27%, 07/05/07	99,993
46,000	5.31%, 03/12/07 (e)	45,927
50,000	Macquarie Bank Ltd. (Australia), 5.32%, 04/24/07 (e)	49,606
25,000	Master Funding LLC, 5.41%, 03/30/07 (e) (i)	24,894
25,000	Mont Blanc Capital Corp., 5.29%, 03/27/07	24,905
	Morgan Stanley & Co., Inc.,
25,000	5.31%, 07/06/07	25,000
25,000	5.38%, 10/01/07	25,000
25,000	Natexis Banques Populaires U.S. Finance Co., 5.30%, 04/02/07	24,884
18,970	Newport Funding Corp., 5.29%, 03/28/07	18,895
30,559	Park Granada LLC, 5.32%, 03/06/07	30,537
9,450	PB Finance Delaware, Inc., 5.31%, 03/07/07	9,442
	Picaros Funding LLC,
80,000	5.29%, 09/04/07 (e)	77,860
149,500	5.35%, 08/07/07	146,060
20,000	Rhein-Main Securities Ltd., 5.31%, 06/01/07	19,735
21,302	Saint Germain Holding Ltd., 5.29%, 03/09/07	21,277
140,000	Scaldis Capital LLC, 5.30%, 03/26/07 (e)	139,489
50,000	Scotiabanc, Inc., 5.34%, 03/29/07	49,795
56,500	Sigma Finance, Inc., 5.42%, 08/01/07 (e)	55,249
25,000	Tulip Funding Corp., 5.34%, 06/28/07	24,568
60,000	UBS Finance Delaware LLC, 5.32%, 06/08/07	59,138
25,000	Westpac Trust Securities Ltd., 5.32%, 05/21/07	24,709
	Total Commercial Paper (Cost $3,089,457)	3,089,457
	Corporate Notes — 27.6%
30,000	Allstate Life Global Funding Trusts, FRN, 5.30%, 04/05/07	30,000
50,000	ANZ National (International) Ltd. (United Kingdom), FRN, 5.32%, 03/07/07 (e)(m)	50,000
50,000	Australia & New Zealand Banking Group Ltd. (Australia), FRN, 5.32%, 03/23/07 (e)	50,000
70,000	Bank of Ireland (Ireland), FRN, 5.30%, 03/19/07 (e)	70,000
254,000	Bayerische Landesbank, FRN, 5.37%, 03/26/07	254,000
100,000	Beta Finance, Inc., FRN, 5.32%, 04/23/07 (e)	99,996
30,000	BNP Paribas (France), FRN, 5.31%, 03/26/07 (e)	30,000
25,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain), FRN, 5.36%, 04/19/07	25,000
	CC USA, Inc.,
15,000	5.41%, 09/04/07 (e)	14,999
50,000	FRN, 5.31%, 04/11/07 (e)	49,997
45,000	Credit Agricole S.A. (France), FRN, 5.33%, 04/23/07 (e)	45,000
150,000	Dexia Credit Local, FRN, 5.30%, 03/06/07	149,983

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued (n)
	Corporate Notes — Continued
	General Electric Capital Corp.,
150,000	FRN, 5.36%, 12/07/09	150,000
6,000	FRN, 5.45%, 03/09/07	6,000
32,300	Hartford Life Global Funding Trusts, FRN, 5.32%, 03/15/07	32,300
	HBOS Treasury Services plc (United Kingdom),
150,000	FRN, 5.43%, 05/21/07 (e)	150,000
175,000	Series 2, FRN, 5.39%, 04/02/07 (e)	175,000
50,000	HSBC USA, Inc., FRN, 5.32%, 03/15/07	50,000
150,000	Islandsbanki HF (Iceland), FRN, 5.39%, 03/22/07 (e)	150,000
	K2 (USA) LLC,
50,000	FRN, 5.32%, 04/10/07 (e)	49,997
50,000	FRN, 5.32%, 05/21/07 (e)	49,996
75,000	Kaupthing Bank (Iceland), FRN, 5.40%, 03/20/07 (e)	75,000
100,000	Kommunalkredit Austria AG (Austria), FRN, 5.34%, 03/22/07 (e)	100,000
	Liberty Lighthouse Co. LLC,
50,000	FRN, 5.28%, 03/01/07 (e)	50,000
75,000	FRN, 5.33%, 03/26/07 (e)	74,992
	Links Finance LLC,
50,000	FRN, 5.30%, 06/11/07 (e)	49,995
20,000	FRN, 5.32%, 05/01/07 (e)	20,000
25,000	FRN, 5.32%, 05/18/07 (e)	24,998
80,000	FRN, 5.32%, 11/14/07 (e)	79,994
40,000	Merrill Lynch & Co., Inc. , Series 1, FRN, 5.40%, 04/05/07	40,000
20,000	Natexis Banques Populaires, FRN, 5.31%, 03/05/07	19,997
80,000	Premium Asset Trust, Series 2003-5, FRN, 5.47%, 04/02/07 (e) (i)	80,000
150,000	Royal Bank of Scotland plc (United Kingdom), FRN, 5.31%, 03/21/07 (e)	150,000
36,000	Santander US Debt S.A. Unipersonal (Spain), FRN, 5.38%, 03/21/07 (e)	36,006
125,000	Sigma Finance, Inc., FRN, 5.32%, 04/11/07 (e)	124,995
15,000	Societe Generale, FRN, 5.31%, 04/02/07 (e)	15,000
50,000	Structured Asset Repackaged Trust, FRN, 5.40%, 03/15/07 (e) (i)	50,000
	Tango Finance Corp.,
50,000	FRN, 5.32%, 05/15/07 (e)	49,997
50,000	FRN, 5.33%, 03/20/07 (e)	49,997
	Wells Fargo & Co.,
75,000	FRN, 5.31%, 04/05/07	75,000
75,000	FRN, 5.38%, 04/02/07	75,000
22,000	Westpac Banking Corp., FRN, 5.30%, 04/06/07 (e)	22,000
	Total Corporate Notes (Cost $2,945,239)	2,945,239
	Funding Agreements — 1.4%
	Insurance — 1.4%
100,000	Metropolitan Life Insurance Co., FRN, 5.41%, 03/15/07 (e) (f) (i)	100,000
50,000	New York Life Insurance Co., FRN, 5.42%, 02/22/08 (e) (f) (i)	50,000
	Total Funding Agreements (Cost $150,000)	150,000
	Master Notes — 1.9%
100,000	Citigroup Global, 5.38%, 08/27/07	100,000
100,000	Morgan Stanley & Co., Inc., 5.45%, 07/11/07 (i)	100,000
	Total Master Notes (Cost $200,000)	200,000
	Municipal Bonds — 0.3%
	Michigan — 0.3%
26,845	City of Battle Creek, Downtown Development, GO, VAR, AMBAC, 5.31%, 03/07/07 (Cost $26,845)	26,845
	Repurchase Agreements — 10.3%
498,998	Banc of America Securities LLC, 5.34%, dated 02/28/07, due 03/01/07, repurchase price $499,072, collateralized by Corporate Bonds and Notes with a value of $506,378	498,998
100,000	Bank of America Corp., 5.36%, dated 02/28/07, due 03/01/07 repurchase price $100,015, collateralized by Corporate Bonds and Notes with a value of $103,000	100,000
50,000	Deutsche Bank AG, 5.36%, dated 02/28/07, due 03/01/07, repurchase price $50,007, collateralized by Corporate Bonds and Notes with a value of $51,500	50,000
250,000	Goldman Sachs & Co., 5.36%, dated 02/28/07, due 03/01/07, repurchase price $250,037, collateralized by Corporate Bonds and Notes with a value of $257,500	250,000
100,000	Merrill Lynch & Co., Inc., 5.36%, dated 02/28/07, due 03/01/07, repurchase price $100,015, collateralized by Corporate Bonds and Notes with a value of $103,001	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued (n)
	Repurchase Agreements — Continued
100,000	Merrill Lynch & Co., Inc., 5.37%, dated 02/28/07, due 03/01/07, repurchase price $100,015, collateralized by Corporate Bonds and Notes with a value of $103,001	100,000
	Total Repurchase Agreements (Cost $1,098,998)	1,098,998
	Supranational — 0.5%
50,000	Corp. Andina de Fomento, FRN, 5.59%, 05/15/07 (Cost $50,000)	50,000
	Time Deposits — 5.6%
400,000	ING Bank N.V., 5.34%, 03/01/07	400,000
50,000	Lehman Brothers Bankhaus AG, 5.34%, 09/04/07 (i)	50,000
	Lehman Brothers, Inc.,
50,000	5.28%, 06/06/07 (i)	50,000
100,000	5.38%, 08/02/07 (i)	100,000
	Total Time Deposits (Cost $600,000)	600,000
	Total Investments — 102.0% (Cost $10,876,139)*	10,876,139
	Liabilities in Excess of Other Assets — (2.0)%	(212,955)
	NET ASSETS — 100.0%	$10,663,184

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 42.0%
	Federal Farm Credit Bank — 1.4%
150,000	FRN, 5.19%, 11/01/07	149,971
100,000	FRN, 5.26%, 05/09/07	99,993
		249,964
	Federal Home Loan Bank System — 7.6%
85,000	3.63%, 06/20/07	84,559
300,000	DN, 5.14%, 03/01/07 (n)	300,000
450,000	FRN, 5.21%, 06/08/07	449,952
550,000	FRN, 5.22%, 08/10/07	549,906
		1,384,417
	Federal Home Loan Mortgage Corp. — 23.8%
164,772	2.43%, 03/23/07	164,487
42,560	4.00%, 08/17/07	42,306
75,370	5.13%, 10/24/07	75,327
78,000	DN, 5.17%, 12/11/07 (n)	74,968
96,000	DN, 5.24%, 05/01/07 (n)	95,190
61,910	DN, 5.27%, 08/03/07 (n)	60,561
175,500	DN, 5.30%, 08/21/07 (n)	171,241
847,000	FRN, 5.17%, 09/27/07	846,773
685,000	FRN, 5.22%, 09/17/07	684,835
1,095,000	FRN, 5.23%, 06/22/07	1,094,881
600,000	FRN, 5.23%, 07/06/07	599,929
400,000	FRN, 5.24%, 06/19/07	399,965
		4,310,463
	Federal National Mortgage Association — 9.2%
60,000	4.75%, 08/03/07	59,859
29,465	4.75%, 08/10/07	29,391
258,000	DN, 5.26%, 05/01/07	255,732
205,610	DN, 5.27%, 04/02/07	204,659
231,333	DN, 5.24%, 11/30/07 (n)	222,514
266,000	DN, 5.25%, 09/28/07 (n)	258,064
55,000	DN, 5.29%, 12/28/07 (n)	52,677
142,001	DN, 5.32%, 05/31/07 (n)	140,167
43,896	DN, 5.32%, 06/29/07 (n)	43,151
412,000	FRN, 5.20%, 12/28/07	411,807
		1,678,021
	Total U.S. Government Agency Securities (Cost $7,622,865)	7,622,865
	Repurchase Agreements — 57.9%
500,000	Banc of America Securities LLC, 5.34%, dated 02/28/07, due 03/01/07, repurchase price $500,074, collateralized by U.S. Government Agency Securities with a value of $510,000	500,000
1,230,305	Banc of America Securities LLC, 5.34%, dated 02/28/07, due 03/01/07, repurchase price $1,230,487, collateralized by U.S. Government Agency Securities with a value of $1,254,918	1,230,305
215,343	Banc of America Securities LLC, 5.34%, dated 02/28/07, due 03/01/07, repurchase price $215,375, collateralized by U.S. Government Agency Securities with a value of $219,650	215,343
1,669,000	Barclays Capital, Inc., 5.34%, dated 02/28/07, due 03/01/07, repurchase price $1,669,248, collateralized by U.S. Government Agency Securities with a value of $1,702,380 (m)	1,669,000
400,000	Barclays Capital, Inc., 5.28%, dated 02/28/07, due 04/26/07, repurchase price $403,344, collateralized by U.S. Government Agency Securities with a value of $408,000 (i)	400,000
200,000	Barclays Capital, Inc., 5.28%, dated 02/28/07, due 04/26/07, repurchase price $201,672, collateralized by U.S. Government Agency Securities with a value of $204,000 (i)	200,000
1,000,000	Citigroup, Inc., 5.34%, dated 02/28/07, due 03/01/07, repurchase price $1,000,148, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
200,000	Credit Suisse First Boston USA, Inc., 5.15%, dated 02/28/07, due 03/01/07, repurchase price $200,029, collateralized by U.S. Government Agency Securities with a value of $204,002	200,000
2,000,000	Deutsche Bank AG, 5.34%, dated 02/28/07, due 03/01/07, repurchase price $2,000,297, collateralized by U.S. Government Agency Securities with a value of $2,040,000	2,000,000
1,500,000	HSBC Securities (USA), Inc., 5.34%, dated 02/28/07, due 03/01/07, repurchase price $1,500,223, collateralized by U.S. Government Agency Securities with a value of $1,553,055	1,500,000
1,000,000	Merrill Lynch & Co., Inc., 5.34%, dated 02/28/07, due 03/01/07, repurchase price $1,000,148, collateralized by U.S. Government Agency Securities with a value of $1,020,002	1,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   21

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Repurchase Agreements — Continued
600,000	UBS Warburg LLC, 5.28%, dated 02/28/07, due 04/26/07, repurchase price $605,016, collateralized by U.S. Government Agency Securities with a value of $612,001 (i)	600,000
	Total Repurchase Agreements (Cost $10,514,648)	10,514,648
	Total Investments — 99.9% (Cost $18,137,513)*	18,137,513
	Other Assets in Excess of Liabilities — 0.1%	16,987
	NET ASSETS — 100.0%	$18,154,500

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Securities — 0.0% (g)
	U.S. Treasury Bills — 0.0% (g) (n)
337	4.97%, 06/07/07 (Cost $333)	333
	Repurchase Agreements — 100.3%
1,500,000	Banc of America Securities LLC, 5.27%, dated 02/28/07, due 03/01/07, repurchase price of $1,500,220, collateralized by U.S. Treasury Securities with a value of $1,530,000	1,500,000
1,000,000	Barclays Capital, Inc., 5.28%, dated 02/28/07, due 03/01/07, repurchase price of $1,000,147, collateralized by U.S. Treasury Securities with a value of $1,020,000 (m)	1,000,000
550,000	Credit Suisse First Boston LLC, 5.27%, dated 2/28/07, due 03/01/07, repurchase price $550,081, collateralized by U.S. Treasury Securities with a value of $561,006	550,000
1,500,000	Deutsche Bank Securities, Inc., 5.27%, dated 02/28/07, due 03/01/07, repurchase price $1,500,220, collateralized by U.S. Treasury Securities with a value of $1,530,000	1,500,000
23,237	Goldman Sachs & Co., 3.75%, dated 02/28/07, due 03/01/07, repurchase price $23,239, collateralized by U.S. Treasury Securities with a value of $23,703	23,237
1,000,000	HSBC Securities (USA), Inc., 5.28%, dated 02/28/07, due 03/01/07, repurchase price $1,000,147, collateralized by U.S. Treasury Securities with a value of $1,020,001	1,000,000
1,000,000	Merrill Lynch & Co., Inc., 5.27%, dated 02/28/07, due 03/01/07, repurchase price $1,000,146, collateralized by U.S. Treasury Securities with a value of $1,030,000	1,000,000
295,000	Morgan Stanley & Co., Inc., 5.27%, dated 02/28/07, due 03/01/07, repurchase price $295,043, collateralized by U.S. Treasury Securities with a value of $303,829	295,000
1,155,000	UBS Warburg LLC, 5.27%, dated 02/28/07, due 03/01/07, repurchase price $1,155,169, collateralized by U.S. Treasury Securities with a value of $1,178,103	1,155,000
	Total Repurchase Agreements (Cost $8,023,237)	8,023,237
	Total Investments — 100.3% (Cost $8,023,570)*	8,023,570
	Liabilities in Excess of Other Assets — (0.3)%	(22,631)
	NET ASSETS — 100.0%	$8,000,939

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   23

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 99.9%
	Federal Farm Credit Bank — 24.4%
39,467	5.30%, 08/16/07	39,468
37,600	DN, 5.19%, 03/05/07 (m) (n)	37,578
6,900	DN, 5.20%, 04/17/07 (n)	6,854
26,783	DN, 5.20%, 07/16/07 (n)	26,265
44,000	DN, 5.20%, 07/23/07 (n)	43,106
50,000	DN, 5.20%, 08/08/07 (n)	48,873
49,449	DN, 5.22%, 07/13/07 (n)	48,511
100,000	FRN, 5.17%, 05/01/07	99,996
60,000	FRN, 5.18%, 10/01/08	59,982
75,000	FRN, 5.18%, 01/23/09	74,969
85,000	FRN, 5.19%, 06/02/08	84,979
62,500	FRN, 5.21%, 10/20/08	62,485
250,000	FRN, 5.22%, 02/11/08	249,931
100,000	FRN, 5.23%, 05/23/07	99,996
100,000	FRN, 5.23%, 03/18/08	99,982
90,000	FRN, 5.23%, 03/26/08	89,984
50,000	FRN, 5.23%, 06/16/08	49,988
99,650	FRN, 5.24%, 06/01/07	99,645
12,000	FRN, 5.24%, 09/24/07	12,003
100,000	FRN, 5.24%, 08/18/08	99,970
10,000	FRN, 5.25%, 05/15/07	10,001
30,000	FRN, 5.25%, 09/27/07	30,005
100,000	FRN, 5.25%, 10/05/07	99,994
11,000	FRN, 5.25%, 02/12/09	11,010
50,000	FRN, 5.26%, 05/09/07	49,996
		1,635,571
	Federal Home Loan Bank — 71.9%
23,500	2.75%, 07/27/07	23,262
102,235	3.50%, 05/15/07	101,839
21,430	3.63%, 06/20/07	21,321
20,150	3.88%, 06/08/07	20,071
115,675	4.25%, 04/16/07	115,504
50,000	5.13%, 05/15/07	49,978
22,470	5.25%, 06/08/07	22,459
70,000	5.29%, 06/25/07	70,000
200,000	DN, 5.16%, 03/02/07 (n)	199,971
350,000	DN, 5.16%, 03/07/07 (n)	349,700
450,000	DN, 5.18%, 03/14/07 (n)	449,164
100,000	DN, 5.18%, 03/28/07 (n)	99,615
100,000	DN, 5.18%, 03/30/07 (n)	99,586
53,037	DN, 5.19%, 04/11/07 (n)	52,732
18,050	DN, 5.19%, 04/18/07 (n)	17,926
150,000	DN, 5.19%, 05/09/07 (n)	148,527
150,000	DN, 5.20%, 03/09/07 (n)	149,827
300,000	DN, 5.20%, 03/16/07 (n)	299,356
150,000	DN, 5.20%, 04/13/07 (n)	149,081
150,000	DN, 5.20%, 04/20/07 (n)	148,927
171,879	DN, 5.20%, 04/25/07 (n)	170,531
150,000	DN, 5.20%, 05/02/07 (n)	148,673
199,000	DN, 5.20%, 05/11/07 (n)	196,987
150,000	DN, 5.21%, 04/27/07 (n)	148,779
183,900	DN, 5.21%, 05/18/07 (n)	181,852
21,200	DN, 5.22%, 03/20/07 (n)	21,142
300,000	DN, 5.22%, 03/21/07 (n)	299,134
150,000	DN, 5.22%, 03/23/07 (n)	149,523
109,705	DN, 5.22%, 07/11/07 (n)	107,660
130,000	DN, 5.22%, 07/13/07 (n)	127,539
393,005	DN, 5.24%, 03/01/07 (n)	393,005
91,500	FRN, 5.20%, 01/10/08	91,466
25,000	FRN, 5.21%, 06/08/07	24,997
75,000	FRN, 5.22%, 04/04/07	74,997
20,000	FRN, 5.22%, 08/10/07	19,997
75,000	FRN, 5.24%, 05/02/07	74,999
		4,820,127
	Tennessee Valley Authority — 3.6%
25,430	DN, 5.13%, 03/08/07 (n)	25,405
35,426	DN, 5.19%, 03/15/07 (n)	35,355
183,000	DN, 5.19%, 04/19/07 (n)	181,719
		242,479
	Total Investments — 99.9% (Cost $6,698,177)*	6,698,177
	Other Assets in Excess of Liabilities — 0.1%	7,898
	NET ASSETS — 100.0%	$6,706,075

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Securities — 108.2%
	U.S. Treasury Bills — 108.2% (n)
896,594	3.85%, 03/29/07 (c)	893,141
967,985	4.91%, 03/01/07 (c) (m)	967,985
998,734	4.94%, 03/08/07	997,784
1,151,661	4.98%, 03/22/07 (c)	1,148,349
612,784	5.00%, 04/05/07 (c)	609,840
101,000	5.01%, 07/26/07	98,975
187,059	5.05%, 04/19/07	185,788
400,000	5.05%, 07/05/07	393,070
225,670	5.06%, 04/12/07	224,350
575,000	5.06%, 05/03/07	569,968
400,000	5.06%, 05/31/07	394,953
295,322	5.07%, 04/26/07	293,017
575,000	5.08%, 05/10/07	569,389
500,000	5.09%, 05/17/07	494,621
600,000	5.10%, 05/24/07	592,946
973,988	5.14%, 03/15/07 (c)	972,048
	Total Investments — 108.2% (Cost $9,406,224)	9,406,224
	Liabilities in Excess of Other Assets — (8.2)%	(711,250)
	NET ASSETS — 100.0%	$8,694,974

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   25

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 0.6%
	Federal Home Loan Mortgage Corp., Multi-Family VRD Certificates,
32,068	Series M002, Class A, FRN, 3.75%, 01/15/47	32,068
54,555	Series M010, Class A, FRN, 3.66%, 11/15/36	54,555
	Total Commercial Mortgage-Backed Securities (Cost $86,623)	86,623
Municipal Commercial Paper — 5.1% (n)
	District of Columbia — 0.3%
16,000	District of Columbia, 3.65%, 07/10/07	16,000
31,100	Metropolitan Washington Airports Authority, 3.56%, 07/11/07	31,100
		47,100
	Florida — 0.2%
17,000	Jacksonville Health Facilities Authority, 3.60%, 04/09/07	17,000
13,690	Miami Dade County, 3.60%, 06/01/07	13,690
		30,690
	Georgia — 0.2%
	Metropolitan Atlanta Rapid Transit Authority,
17,500	3.53%, 03/07/07	17,500
17,500	3.60%, 06/15/07	17,500
		35,000
	Illinois — 0.2%
34,265	Illinois Educational Facilities Authority, 3.62%, 05/17/07	34,265
	Massachusetts — 0.2%
	Massachusetts State Building Authority,
10,000	3.57%, 06/12/07	10,000
30,000	3.57%, 06/13/07	30,000
		40,000
	Minnesota — 0.1%
10,000	Rochester, Minnesota Health Care Facilities, 3.00%, 03/13/07	10,000
	Mississippi — 0.1%
15,000	Mississippi Department of Transportation, 3.80%, 03/19/07	15,000
	New York — 0.2%
30,000	Metropolitan Transportation Authority, 3.65%, 06/14/07	30,000
	North Carolina — 0.5%
	City of Charlotte,
16,236	3.55%, 09/07/07	16,236
6,351	3.60%, 07/13/07	6,351
	University of North Carolina,
36,614	3.53%, 03/08/07	36,614
20,000	3.60%, 05/03/07	20,000
		79,201
	Texas — 1.2%
30,000	Dallas Rapid, 3.63%, 03/08/07	30,000
78,387	Dallas Water & Sewer, 3.62%, 05/08/07	78,387
41,609	Harris County, 3.60%, 03/09/07	41,609
45,000	Texas Municipal Power Agency, 3.60%, 03/02/07	45,000
		194,996
	Utah — 0.6%
	Intermountain Power Agency,
5,000	3.50%, 03/05/07	5,000
81,000	3.60%, 04/05/07	81,000
3,200	3.62%, 04/05/07	3,200
		89,200
	Vermont — 0.0% (g)
	University of Vermont,
3,240	3.65%, 06/07/07	3,240
2,000	3.70%, 06/07/07	2,000
		5,240
	Washington — 0.9%
50,000	King County, 3.65%, 05/16/07	50,000
	Metropolitan Washington Airports Authority,
46,000	3.60%, 03/06/07	46,000
46,000	3.68%, 08/08/07	46,000
		142,000
	Wisconsin — 0.4%
57,615	State of Wisconsin, 3.65%, 04/04/07	57,615
	Total Municipal Commercial Paper (Cost $810,307)	810,307
Municipal Bonds — 94.1%
	Alabama — 1.1%
20,900	ABN AMRO Munitops Certificate Trust, Series 2002-21, Rev., VAR, MBIA, 3.69%, 03/01/07	20,900
5,000	Birmingham Airport Authority, Municipal Securities Trust Receipts, Series SGA-47, Rev., VAR, MBIA, 3.59%, 03/01/07 (e)	5,000
2,800	Birmingham Public Educational Building Authority, University of Alabama-Birmingham Project, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.66%, 03/01/07	2,800

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Alabama — Continued
13,500	Columbia IDB, PCR, Alabama Power Co. Project, Series C, Rev., VAR, 3.68%, 03/01/07	13,500
15,000	DCH Health Care Authority, Alabama Healthcare Facilities, Rev., VAR, LOC: Regions Bank, 3.67%, 03/01/07	15,000
27,375	Health Care Authority for Baptist, Series A-2, Rev., VAR, MBIA, 3.51%, 03/07/07	27,375
7,950	Jefferson County, Sewer, Sub Series B-5, Rev., VAR, XLCA, 3.67%, 03/01/07	7,950
5,735	Jefferson County, Sewer, EAGLE, Series 2002-6016, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.71%, 03/01/07	5,735
3,780	Mobile County IDA, Exxon-Mobil Project, Rev., VAR, 3.55%, 03/01/07	3,780
	Montgomery BMC Special Care Facilities Financing Authority, Hospital, VHA Alabama, Inc.,
5,800	Series C, Rev., VAR, AMBAC, 3.53%, 03/07/07	5,800
5,000	Series D, Rev., VAR, AMBAC, 3.53%, 03/07/07	5,000
4,300	Series E, Rev., VAR, AMBAC, 3.53%, 03/07/07	4,300
9,000	Series F, Rev., VAR, AMBAC, 3.53%, 03/07/07	9,000
16,800	Montgomery IDB, General Electric Co. Project, Rev., VAR, 3.63%, 03/01/07	16,800
26,065	Morgan County-Decatur Health Care Authority, Series PT-947, Rev., VAR, 3.60%, 03/01/07	26,065
4,000	Selma IDB, Specialty Minerals Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.72%, 03/01/07	4,000
4,940	Tuscaloosa County Board of Education, Special Tax, TAW, VAR, LOC: Regions Bank, 3.67%, 03/01/07	4,940
		177,945
	Alaska — 0.3%
	Alaska Housing Finance Corp., Floating Rate Trust Receipts,
8,625	Series K-14, Regulation D, Rev., VAR, MBIA, LIQ: Lehman Liquidity Co., 3.60%, 03/07/07	8,625
1,600	Series L-25, Regulation D, Rev., VAR, MBIA, 3.57%, 03/07/07	1,600
13,005	Alaska Housing Finance Corp., Merlots, Series D, Rev., VAR, LIQ: Wachovia Bank N.A., 3.56%, 03/07/07	13,005
10,000	Alaska Housing Finance Corp., State Capital Project, Series C, Rev., VAR, MBIA, 3.64%, 03/01/07	10,000
14,400	City of North Slope Boro, Series A, GO, VAR, MBIA, 3.66%, 03/01/07	14,400
	City of Valdez, Marine Term Refunding Balance Exxon Pipeline Co. Project,
600	Series A, Rev., VAR, 3.55%, 03/01/07	600
600	Series C, Rev., VAR, 3.55%, 03/01/07	600
		48,830
	Arizona — 1.4%
	Apache County IDA, Tucson Electric Power Co.,
4,200	Series 83-A, Rev., VAR, LOC: ABN AMRO Bank N.V., 3.52%, 03/07/07	4,200
51,500	Series 83-B, Rev., VAR, LOC: Bank of New York, 3.55%, 03/07/07	51,500
7,700	Apache County IDA, IDR, Tucson Electric Power Co., Springerville, Series 1999-6, Rev., VAR, LOC: Credit Suisse First Boston, 3.52%, 03/07/07	7,700
15,970	Arizona Health Facilities Authority, Banner Health, Series C, Rev., VAR, FGIC, 3.50%, 03/07/07	15,970
	Arizona State University,
10,000	Series A, Rev., VAR, AMBAC, 3.49%, 03/07/07	10,000
5,000	Series B, Rev., VAR, AMBAC, 3.50%, 03/07/07	5,000
21,430	Downtown Phoenix Hotel Corp., Floating Rate Trust Receipts, Series P3U, Regulation D, Rev., VAR, FGIC, LIQ: Lehman Liquidity Co., 3.57%, 03/07/07	21,430
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.68%, 03/01/07	7,160
3,840	Maricopa County Public Finance Corp., Floating Rate Certificates, Series 511, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.69%, 03/01/07	3,840
19,240	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Series A, Rev., VAR, MBIA, 3.55%, 03/07/07	19,240
2,000	Phoenix IDA, Del Mar Terrace, Series A, Rev., VAR, 3.52%, 03/07/07	2,000
5,330	Phoenix IDA, Multi-Family Housing, CenterTree Apartments Project, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.72%, 03/01/07	5,330
	Pima County IDA, IDB, Tucson Electric Irvington,
21,600	Rev., VAR, LOC: Bank of New York, 3.55%, 03/07/07	21,600
21,600	Rev., VAR, LOC: Credit Suisse First Boston, 3.55%, 03/07/07	21,600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   27

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Arizona — Continued
6,850	Salt River Project Agricultural Improvement & Power District, Electric Systems, Series 1430, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	6,850
	Scottsdale IDA, Scottsdale Healthcare,
10,475	Series C, Rev., VAR, FSA, LIQ: Citibank N.A., 3.51%, 03/07/07	10,475
14,525	Series E, Rev., VAR, FSA, LIQ: Citibank N.A., 3.51%, 03/07/07	14,525
		228,420
	Arkansas — 0.1%
3,830	City of Lowell, IDR, Arkansas Democrat-Gazette Project, Rev., VAR, LOC: Bank of New York, 3.60%, 03/07/07	3,830
5,500	Columbia County, Solid Waste Disposal, Albemarle Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.74%, 03/01/07	5,500
		9,330
	California — 2.0%
2,450	ABAG Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VAR, LOC: Bank of America N.A., 3.63%, 03/01/07 (m)	2,450
2,000	Alvord Unified School District, Food Services Bridge Funding Program, COP, VAR, FSA, 3.60%, 03/01/07	2,000
18,600	Bay Area Toll Authority, San Francisco Bay Area, Series C, Rev., VAR, AMBAC, 3.56%, 03/01/07	18,600
2,300	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VAR, LOC: Mellon Bank N.A., 3.51%, 03/07/07	2,300
	California Housing Finance Agency, Home Mortgage,
3,400	Series F, Rev., VAR, AMBAC, 3.62%, 03/01/07	3,400
440	Series F, Rev., VAR, AMT, 3.62%, 03/01/07	440
10,900	Series F, Rev., VAR, FSA, 3.53%, 03/07/07	10,900
2,900	Series N, Rev., VAR, AMT, FSA, 3.62%, 03/01/07	2,900
1,125	California Housing Finance Agency, Multi-Family Housing, Series III-G, Rev., VAR, 3.56%, 03/07/07	1,125
5,850	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VAR, LOC: Union Bank of California N.A., 3.81%, 03/01/07	5,850
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.51%, 03/07/07	1,610
1,360	California Infrastructure & Economic Development Bank, IDR, Standard Abrasive Manufacturing Project, Series A, Rev., VAR, LOC: Mellon First Business Bank, 3.51%, 03/07/07	1,360
	California State Department of Water Resources, Power Supply,
500	Series C-13, Rev., VAR, FSA, 3.55%, 03/01/07	500
12,000	Sub Series G-7, Rev., VAR, FSA, 3.60%, 03/01/07	12,000
21,000	California State University, EAGLE, Series 7200-50014, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.66%, 03/01/07	21,000
14,600	California Statewide Communities Development Authority, Series ROCS-RR-II-R-774CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.74%, 03/01/07	14,600
4,400	California Statewide Communities Development Authority, Multi-Family Housing, Arbor Ridge Apartments, Series X, Rev., VAR, FNMA, LIQ: FNMA, 3.70%, 03/01/07	4,400
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VAR, FNMA, LIQ: FNMA, 3.66%, 03/01/07	3,420
40	Chabot-Las Positas Community College District, Series 87-Z, GO, VAR, AMBAC, LIQ: Goldman Sachs Special Situation, 3.70%, 03/01/07	40
1	City of Glendale, Hospital, Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.69%, 03/05/07	1
8,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.56%, 03/01/07	8,800
2,200	Colton Redevelopment Agency, Multi-Family Housing, Series 1985-A, Rev., VAR, LOC: Coast Federal Bank, 3.55%, 03/05/07	2,200
2,300	East Bay Municipal Utility District, Water System, Sub Series B-2, Rev., VAR, XLCA, 3.42%, 03/07/07	2,300
11,730	Eclipse Funding Trust, Solar Eclipse, Corona, Series 2006-0099, Tax Allocation, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.64%, 03/01/07	11,730

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
9,125	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.65%, 03/01/07	9,125
3,950	Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.65%, 03/01/07	3,950
4,100	Grant Joint Union High School District, Bridge Funding Program, COP, VAR, FSA, 3.60%, 03/01/07	4,100
31,787	GS Pool Trust, Series 24-TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.75%, 03/01/07	31,787
6,360	Huntington Beach Union High School District, School Facilities Bridge Funding Program, COP, VAR, FSA, 3.60%, 03/01/07	6,360
	Lehman Municipal Trust Receipts,
35,700	Series 06-F11, Regulation D, GO, VAR, LIQ: Lehman Liquidity Co., 3.56%, 03/07/07	35,700
31,950	Series 06-F13, Regulation D, GO, VAR, LIQ: Lehman Brothers Special Financing, 3.56%, 03/07/07	31,950
200	Los Angeles Community Redevelopment Agency, Wilshire Station Apartments, Series A, Rev., VAR, LOC: Fleet National Bank, 3.67%, 03/01/07	200
10,000	Los Angeles Department of Water & Power, EAGLE, Series 2006-0036, Class A, Rev., VAR, AMBAC, LIQ: Bayerische LandesBank, 3.66%, 03/01/07	10,000
100	Metropolitan Water District of Southern California, Series C-2, Rev., VAR, 3.50%, 03/01/07	100
	Municipal Securities Trust Certificates,
11,035	Series 281, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.61%, 03/01/07	11,035
3,050	Series 1999-73, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.55%, 03/01/07 (e)	3,050
1,600	Port of Oakland, Trust Receipts, Series 5, Class F, Rev., VAR, FGIC, 3.67%, 03/01/07	1,600
1,500	Riverside Country Asset Leasing Corp., Southwest Justice Center, Series B, Rev., VAR, MBIA, 3.42%, 03/07/07	1,500
1,200	Riverside Unified School District, School Facility Bridge Program, COP, VAR, FSA, 3.60%, 03/01/07	1,200
1,800	San Jose, Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VAR, FNMA, LIQ: FNMA, 3.61%, 03/01/07	1,800
3,560	Southern California Home Financing Authority, Single Family Housing, Series A, Rev., VAR, AMT, 3.53%, 03/04/07	3,560
1,100	Southern California Public Power Authority, Southern Transmission Project, Rev., VAR, AMBAC, LOC: Lloyds TSB Bank plc, 3.42%, 03/07/07	1,100
	State of California,
9,995	Series 391, GO, VAR, AMBAC-TCRS, LIQ: Morgan Stanley Dean Witter, 3.64%, 03/01/07	9,995
2,225	Series PA-594, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.65%, 03/01/07	2,225
16,000	Series A, Sub Series A-2, GO, VAR, LOC: Calyon Bank, 3.42%, 03/07/07	16,000
		320,263
	Colorado — 2.8%
7,100	Arapahoe County, Multi-Family Housing, Highline Oaks Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	7,100
11,310	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VAR, LIQ: FHLMC, 3.66%, 03/01/07	11,310
2,470	City of Arvada, Rev., VAR, FSA, 3.65%, 03/01/07	2,470
3,150	City of Colorado Springs, The Colorado College, Rev., VAR, 3.64%, 03/01/07	3,150
	City of Colorado Springs, Utilities,
690	Series PT-367, Rev., VAR, 3.73%, 03/01/07	690
1,000	Sub Lien, Series A, Rev., VAR, 3.65%, 03/01/07	1,000
6,910	City of Thornton, Series ROCS-RR-II-R-1052, COP, VAR, AMBAC, LIQ: Citigroup Global Markets, 3.70%, 03/01/07	6,910
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VAR, LOC: U.S. Bank N.A., 3.66%, 03/01/07	19,400
	Colorado Housing & Finance Authority,
19,590	Series A-2, Class 1, Rev., VAR, 3.53%, 03/07/07	19,590
30,000	Series A-3, Class 1, Rev., VAR, AMT, 3.58%, 03/07/07	30,000
4,880	Series AA-3, Class I, Rev., VAR, 3.53%, 03/07/07	4,880
25,000	Series B-5, Class 1, RAN, AMT, 3.85%, 06/01/07	25,000
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Series I, Rev., VAR, FNMA COLL, 3.53%, 03/07/07	1,600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Colorado — Continued
2,420	Colorado Housing & Finance Authority, Multi-Family Project, Series A-4, Class I, Rev., VAR, 3.53%, 03/07/07	2,420
	Colorado Housing & Finance Authority, Single Family Mortgage,
17,200	Series B-2, Class I, Rev., VAR, AMT, 3.58%, 03/07/07	17,200
7,200	Series C-2, Class I, Rev., VAR, AMT, 3.58%, 03/07/07	7,200
60,000	Colorado State Education Loan Program, Series B, TAN, 3.75%, 08/03/07	60,042
	Colorado Student Obligation Bond Authority, Student Loans, Senior Lien,
1,000	Series A-2, Rev., VAR, AMBAC, 3.55%, 03/07/07	1,000
2,500	Series A-3, Rev., VAR, AMBAC, 3.55%, 03/07/07	2,500
	Denver City & County, Airport,
51,000	Series A, Rev., VAR, AMT, CIFG, 3.58%, 03/07/07	51,000
5,000	Series N-12, Regulation D, Rev., VAR, FGIC, 3.62%, 03/07/07	5,000
4,985	Series ROC-II-R-98, Rev., VAR, FSA, LIQ: Citibank N.A., 3.72%, 03/01/07	4,985
14,945	Denver City & County, Colorado Convention Center Project, Series B, Rev., VAR, FSA, 3.65%, 03/01/07	14,945
	Denver City & County, Wellington E Webb,
5,000	Series PA-C3, COP, VAR, AMBAC, 3.51%, 03/07/07	5,000
57,845	Series PA-C2, COP, VAR, AMBAC, 3.52%, 03/07/07	57,845
12,500	Denver Urban Renewal Authority, Tax Allocation, Series MT-290, VAR, 3.74%, 03/05/07	12,500
10,000	Douglas County, Multi-Family Housing, Autumn Chase Project, Rev., VAR, FHLMC, LIQ: FHLMC, 3.66%, 03/01/07	10,000
6,060	Jefferson County School District R-001, Series ROCS-II-R-6516, GO, VAR, FSA, LIQ: Citibank Financial Products, 3.70%, 03/01/07	6,060
8,665	Park Creek Metropolitan District, TOCS, Series S, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.69%, 03/01/07	8,665
9,000	RBC Municipal Products, Inc. Trust, Series I-6, Rev., VAR, XLCA, LIQ: Royal Bank of Canada, 3.69%, 03/01/07	9,000
40,000	State of Colorado, RAN, 4.50%, 06/27/07	40,090
		448,552
	Connecticut — 0.3%
29,630	Connecticut State Health & Educational Facilities Authority, Series 891, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	29,630
1,100	Connecticut State Health & Educational Facilities Authority, Community Renewal Team, Series A, Rev., VAR, LOC: Fleet National Bank, 3.65%, 03/01/07	1,100
	Connecticut State Housing Finance Authority, Housing Mortgage Finance Program,
10,100	Series B-3, Rev., VAR, AMT, AMBAC, 3.68%, 03/01/07	10,100
2,400	Sub Series D-3, Rev., VAR, AMBAC, 3.63%, 03/01/07	2,400
3,700	Sub Series E-4, Rev., VAR, AMT, AMBAC, 3.67%, 03/01/07	3,700
		46,930
	Delaware — 0.7%
7,000	Delaware River & Bay Authority, Series B, Rev., VAR, AMBAC, 3.59%, 03/01/07	7,000
	GS Pool Trust,
58,671	Series 19-TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.78%, 03/01/07	58,671
10,511	Series 35-TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.78%, 03/01/07	10,511
4,732	Series 56-TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.75%, 03/01/07	4,732
24,215	Series 77, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.75%, 03/01/07	24,215
	University of Delaware,
1,200	Rev., VAR, 3.64%, 03/01/07	1,200
100	Series B, Rev., VAR, 3.64%, 03/01/07	100
		106,429
	District of Columbia — 2.4%
29,625	Bank of New York Municipal Certificates Trust, Series 5, Rev., VAR, 3.77%, 03/01/07	29,625
	District of Columbia,
600	Series D-1, GO, VAR, FSA, 3.51%, 03/07/07	600
60,000	TRAN, GO, 4.25%, 09/28/07	60,235
2,300	District of Columbia, American Psychological Association, Rev., VAR, LOC: Bank of America N.A., 3.69%, 03/01/07	2,300
	District of Columbia, American University Issue,
29,605	Rev., VAR, AMBAC, 3.50%, 03/07/07	29,605
12,000	Series A, Rev., VAR, AMBAC, 3.50%, 03/07/07	12,000

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	District of Columbia — Continued
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VAR, LOC: Bank of New York, 3.72%, 03/01/07	7,500
23,685	District of Columbia, George Washington University, Series C, Rev., VAR, MBIA, 3.53%, 03/07/07	23,685
50,000	District of Columbia Housing Finance Agency, Series F, Rev., AMT, 3.60%, 11/01/07	50,000
3,105	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VAR, LOC: Bank of America N.A., 3.82%, 03/01/07	3,105
11,000	District of Columbia, Merlots, Series B-33, GO, VAR, AMBAC, 3.56%, 03/07/07	11,000
	District of Columbia, Multimodal,
26,810	Series A, GO, VAR, FSA, 3.53%, 03/07/07	26,810
52,945	Series B, GO, VAR, FSA, 3.53%, 03/07/07	52,945
16,570	Series D, GO, VAR, MBIA, 3.53%, 03/07/07	16,570
13,650	District of Columbia, Multimodal, American University, Rev., VAR, 3.50%, 03/07/07	13,650
1,980	District of Columbia, National Children’s Center, Inc., Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	1,980
2,200	District of Columbia, Pooled Loan Program, Series A, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	2,200
6,155	Eagle Tax Exempt Trust, Weekly Option Mode, Water & Sewer, Series 98-5202, Rev., VAR, FSA, LIQ: Citibank N.A., 3.71%, 03/01/07	6,155
31,615	Eclipse Funding Trust, Solar Eclipse, Washington, D.C., Series 2007-0021, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	31,615
		381,580
	Florida — 4.2%
9,345	ABN AMRO Munitops Certificate Trust, Series 2003-6, Rev., VAR, MBIA, 3.69%, 03/01/07	9,345
10,315	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.67%, 03/01/07	10,315
19,000	City of Gainesville, Utilities System, Series C, Rev., VAR, 3.63%, 03/01/07	19,000
	City of Gulf Breeze, Local Government Loan Program,
2,815	Series B, Rev., VAR, FGIC, 3.67%, 03/01/07	2,815
26,715	Series C, Rev., VAR, FGIC, 3.67%, 03/01/07	26,715
10,000	City of Jacksonville, Capital Project, Series 2002-1, Rev., VAR, FGIC, 3.52%, 03/07/07	10,000
7,000	City of Tampa, Occupational License Tax, Series B, Rev., VAR, FGIC, 3.51%, 03/07/07	7,000
18,155	City of Tampa, Tampa Preparatory School Project, Rev., VAR, LOC: SunTrust Bank, 3.53%, 03/07/07	18,155
8,915	City of West Palm Beach, Utilities System, Rev., VAR, FGIC, 3.53%, 03/07/07	8,915
56,000	Clipper Tax-Exempt Certificate Trust, Multi-State, Series 2005-6 Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.72%, 03/01/07	56,000
6,695	Collier County, Health Facilities Authority, The Moorings, Inc. Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.53%, 03/07/07	6,695
6,345	Duval County, School Board Certificates, Series PT-2624, COP, VAR, FGIC, 3.72%, 03/05/07	6,345
	Eclipse Funding Trust, Solar Eclipse,
8,525	Series 2006-0043, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07 (e)	8,525
11,895	Series 2006-0130, Tax Allocation, VAR, XLCA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	11,895
19,770	Series 2006-0134, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	19,770
8,755	Series 2006-0135, GO, VAR, MBIA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	8,755
19,205	Series 2006-0144, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	19,205
83,750	Florida Gas Utility, Gas Supply Project No. 2-A-4, Rev., VAR, 3.63%, 03/01/07	83,750
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	6,350
7,000	Florida State Board of Education, Capital Outlay, Series PT-1223, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.72%, 03/01/07	7,000
32,680	Florida State Board of Education, Public Education, Municipal Securities Trust Receipts, Series SGA-102, GO, VAR, LIQ: Societe Generale, 3.65%, 03/01/07	32,680
11,000	Florida State Department of Environmental Protection, Preservation, Series 722, Rev., VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.69%, 03/01/07	11,000
3,750	Hillsborough County Aviation Authority, Tampa International Airport, Series D, Rev., VAR, MBIA, 3.51%, 03/07/07	3,750

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
20,000	Jacksonville Airport Authority, Rev., VAR, FGIC, 3.57%, 03/07/07	20,000
800	Jacksonville Health Facilities Authority, River Garden Project, Rev., VAR, LOC: First Union National Bank, 3.67%, 03/01/07	800
1,045	Lee County, Airport, Series PT-2269, Rev., VAR, FSA, 3.73%, 03/01/07	1,045
3,075	Lee County, Water & Sewer, Series ROCS-RR-II-R-4021, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	3,075
25,000	Liberty County, IDR, Georgia-Pacific Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.72%, 03/01/07	25,000
2,175	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VAR, LOC: Nationsbank N.A., 3.53%, 03/07/07	2,175
7,000	Miami-Dade County, Florida Aviation, Series SG-141, Rev., VAR, FGIC, 3.68%, 03/01/07	7,000
10,190	Miami-Dade County Water & Sewer Revenue Systems, Rev., VAR, FGIC, 3.51%, 03/07/07	10,190
2,700	Municipal Securities Trust Certificates, Series 2001-131, Class A, GO, VAR, LIQ: Bear Stearns Capital Markets, 3.65%, 03/01/07 (e)	2,700
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc., Project, Rev., VAR, LOC: Bank of America N.A., 3.55%, 03/07/07	6,700
16,915	North Broward Hospital District, Series B, Rev., VAR, CIFG, 3.52%, 03/07/07	16,915
7,345	Orange County Housing Finance Authority, Falcon Trace Apartments Project, Series D, Rev., VAR, FNMA, LIQ: FNMA, 3.56%, 03/05/07	7,345
10,001	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 3.67%, 03/01/07	10,001
3,920	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VAR, FNMA, LIQ: FNMA, 3.56%, 03/07/07	3,920
	Orlando & Orange County Expressway Authority,
1,800	Series C-2, Rev., VAR, FSA, 3.65%, 03/01/07	1,800
8,425	Series C-4, Rev., VAR, FSA, 3.63%, 03/01/07	8,425
10,000	Series D, Rev., VAR, FSA, 3.63%, 03/01/07	10,000
4,565	Orlando Utilities Commission, Water & Electric, Series ROCS-RR-II-R-1040, Rev., VAR, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	4,565
5,065	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.56%, 03/07/07	5,065
2,500	Pinellas County Health Facility Authority, Healthcase Systems, Baycare, Series B-1, Rev., VAR, FSA, 3.66%, 03/01/07	2,500
4,310	Pinellas County Housing Finance Authority, Single Family Mortgage, Series MT-009, Rev., VAR, 3.74%, 03/01/07	4,310
18,325	St. Johns County, Transportation Improvement, Series ROCS-RR-II-R-9071, Rev., VAR, AMBAC, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	18,325
5,295	State of Florida, Series PA-511, GO, VAR, 3.72%, 03/01/07	5,295
39,890	State of Florida, Merlots, Series A-22, Rev., VAR, 3.65%, 05/16/07	39,890
14,800	Sunshine State Governmental Financing Commission, Rev., VAR, AMBAC, 3.63%, 03/01/07	14,800
38,015	Sunshine State Governmental Financing Commission, Lehman Convention, Rev., VAR, AMBAC, 3.67%, 03/01/07	38,015
3,800	University of North Florida Foundation, Inc., Parking System, Rev., VAR, LOC: Wachovia Bank N.A., 3.65%, 03/01/07	3,800
3,600	West Orange Healthcare District, Series B, Rev., VAR, LOC: Suntrust Bank Center, 3.65%, 03/01/07	3,600
		671,236
	Georgia — 3.4%
16,610	ABN AMRO Munitops Certificate Trust, Series 2000-4, Rev., VAR, FGIC, 3.68%, 03/01/07 (e)	16,610
7,100	Albany-Dougherty County Hospital Authority, Series L3J, Regulation D, Rev., VAR, AMBAC, LIQ: Lehman Liquidity LLC, 3.57%, 03/07/07	7,100
21,000	Albany-Dougherty County Hospital Authority, Phoebe Hospital, Rev., VAR, AMBAC, 3.62%, 03/01/07	21,000
10,755	Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association, Series B, Rev., VAR, LOC: Bank of America N.A., 3.64%, 03/01/07	10,755
8,835	Atlanta Downtown Development Authority, Underground Atlanta Project, Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thuerigen, 3.64%, 03/01/07	8,835

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — Continued
5,535	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VAR, LOC: FHLMC, 3.72%, 03/01/07	5,535
	City of Atlanta, Airport,
23,000	Series B-1, Rev., VAR, MBIA, 3.68%, 03/01/07	23,000
7,500	Series B-3, Rev., VAR, MBIA, 3.65%, 03/01/07	7,500
20,000	Series C-1, Rev., VAR, MBIA, 3.68%, 03/01/07	20,000
4,385	Series PT-737, Rev., VAR, FGIC, 3.73%, 03/01/07	4,385
3,545	City of Atlanta, Water & Waste, Series B, Rev., VAR, FSA, 3.68%, 03/01/07	3,545
18,100	City of Atlanta, Westside Project, Series A, Tax Allocation, VAR, LOC: Wachovia Bank N.A., 3.67%, 03/01/07	18,100
7,160	Clayton County Housing Authority, Multi-Family Housing, Chateau Forest Apartments, Series E, Rev., VAR, FSA, 3.57%, 03/07/07	7,160
14,800	Cobb County Development Authority, Whitefield Academy, Inc. Project, Rev., VAR, LOC: RBC Centura Bank, 3.51%, 03/07/07	14,800
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	3,400
12,600	Cobb-Marietta Coliseum & Exhibit Hall Authority, Junior Lien, Series A, Rev., VAR, MBIA, LOC: Suntrust Bank, 3.53%, 03/07/07	12,600
20,255	De Kalb County Hospital Authority, De Kalb Medical Center Project, Series B, Rev., VAR, FSA, 3.67%, 03/01/07	20,255
18,600	De Kalb County Housing Authority, Multi-Family Housing, Camden Brook Project, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	18,600
9,030	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.70%, 03/01/07	9,030
12,145	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VAR, FNMA, LIQ: FNMA, 3.70%, 03/01/07	12,145
10,735	De Kalb County Housing Authority, Timber Trace Apartments Project, Rev., VAR, FHLMC, LIQ: FHLMC, 3.67%, 03/01/07	10,735
21,580	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	21,580
10,000	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	10,000
10,540	Forsyth County, School District, Series PT-2750, GO, VAR, MBIA, 3.72%, 03/01/07	10,540
700	Fulton County, Development Authority, Arthritis Foundation, Inc., Project, Rev., VAR, LOC: Suntrust Bank, 3.66%, 03/07/07	700
1,435	Fulton County, Development Authority, Morehouse College Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.52%, 03/07/07	1,435
	Gainesville & Hall County Hospital Authority, Northeast Georgia Health Project,
30,000	Series B, Rev., VAR, MBIA, 3.52%, 03/07/07	30,000
37,500	Series D, Rev., VAR, MBIA, 3.52%, 03/07/07	37,500
18,297	Georgia Municipal Association, Inc., Pooled Bond, COP, VAR, MBIA, LIQ: Bank of America N.A., 3.68%, 03/01/07	18,297
8,445	Georgia Municipal Electric Authority, Series PA-1187, Rev., VAR, MBIA-IBC, Bank of New York, 3.72%, 03/01/07	8,445
4,960	Georgia State Road & Tollway Authority, Series PT-2019, Rev., VAR, 3.72%, 03/01/07	4,960
5,650	Griffin-Spalding County Development Authority IDA, Norcom, Inc., Project, Rev., VAR, LOC: LaSalle Bank N.A., 3.72%, 03/01/07	5,650
5,900	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VAR, 3.51%, 03/07/07	5,900
10,000	Gwinnett County Hospital Authority, Gwinnett Hospital Systems, Inc., Project, Anticipation Certificates, Rev., VAR, LOC: Suntrust Bank, 3.52%, 03/07/07	10,000
9,450	Gwinnett County Water & Sewer Authority, Series A, Rev., VAR, 3.51%, 03/07/07	9,450
800	Marietta Housing Authority, Concepts 21 Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	800
7,060	Municipal Electric Authority of Georgia, Project One, Sub Series E, Rev., VAR, FSA, 3.42%, 03/07/07	7,060
9,125	Municipal Securities Trust Certificates, Series 5019, Class A, GO, VAR, LIQ: Branch Banking & Trust, 3.59%, 03/01/07	9,125
	Private Colleges & Universities Authority, Emory University,
45,480	Series B, Rev., VAR, 3.47%, 03/07/07	45,480
7,200	Series B-2, Rev., VAR, 3.63%, 03/01/07	7,200
34,940	Private Colleges & Universities Facilities Authority, Emory University, Series B, Rev., VAR, 3.47%, 03/07/07	34,940

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — Continued
5,200	Tift County Hospital Authority, Anticipation Certificates, Series A, Rev., VAR, AMBAC, 3.51%, 03/07/07	5,200
		539,352
	Hawaii — 0.3%
20,825	ABN AMRO Munitops Certificate Trust, Series 2004-1, Rev., VAR, FGIC, 3.65%, 05/08/07	20,825
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
8,990	Series 2006-0096, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	8,990
9,455	Series 2006-0123, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	9,455
13,722	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VAR, LOC: Union Bank of California N.A., 3.70%, 03/06/07	13,722
		52,992
	Idaho — 0.1%
	Idaho Housing & Finance Association, Single Family Mortgage,
10,500	Series C, Class 1, Rev., VAR, 3.58%, 03/07/07	10,500
2,595	Series F-1, Class 1, Rev., VAR, 3.58%, 03/07/07	2,595
		13,095
	Illinois — 4.4%
	ABN AMRO Munitops Certificate Trust,
17,150	Series 2005-4, Rev., VAR, FGIC, 3.71%, 03/01/07	17,150
6,195	Series 2005-23, Rev., VAR, FSA, 3.71%, 03/01/07	6,195
7,970	Series 2005-57, Rev., VAR, GNMA COLL, 3.60%, 03/01/07	7,970
6,545	Series 2005-64, Rev., VAR, AMBAC, 3.74%, 03/01/07	6,545
36,005	Series 2006-13, Rev., VAR, GNMA COLL, 3.74%, 03/01/07	36,005
10,000	Series 2006-44, Rev., VAR, FSA, 3.70%, 03/01/07	10,000
12,500	Series 2006-63, GO, VAR, FSA, 3.70%, 03/01/07	12,500
	Chicago Board of Education,
21,960	Series B, GO, VAR, FSA, 3.65%, 03/01/07	21,960
20,000	Series E-2, GO, VAR, CIFG, 3.66%, 03/01/07	20,000
5,470	Series PT-2446, GO, VAR, MBIA, 3.72%, 03/07/07	5,470
5,300	Chicago O’Hare International Airport, General Airport, Second Lien, Series B, Rev., VAR, LOC: Bayerische Landesbank, 3.56%, 03/07/07	5,300
2,500	Chicago O’Hare International Airport, Special Facilities, Compagnie Nationale Air France, Rev., VAR, LOC: Societe Generale, 3.60%, 03/07/07	2,500
	City of Chicago,
5,435	GO, VAR, FSA, LIQ: Landesbank Hessen-Thuerigen, 3.68%, 03/01/07	5,435
14,000	Series B, GO, VAR, FGIC, 3.68%, 03/01/07	14,000
6,075	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments, Series A, Rev., VAR, LOC: LaSalle Bank N.A., 3.73%, 03/01/07	6,075
20,000	City of Chicago, Municipal Securities Trust Receipts, Series SGA-99, GO, VAR, FGIC, LIQ: Societe Generale, 3.59%, 03/07/07	20,000
19,145	City of Chicago, Water, Second Lien, Rev., VAR, MBIA, 3.66%, 03/01/07	19,145
315	City of Libertyville, IDR, Libertyville Manor Project, Rev., VAR, LOC: National City Bank, 3.66%, 03/01/07	315
10,900	City of Schaumberg, Multi-Family Housing, Treehouse II Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 03/07/07	10,900
	Cook County,
4,503	Series 403, GO, VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.69%, 03/01/07	4,503
7,215	Series PT-1497, GO, VAR, FGIC, 3.72%, 03/01/07	7,215
4,710	Du Page County Community Unit School District No. 200 Wheaton, Series ROCS-RR-II-R-4013, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	4,710
	Eclipse Funding Trust, Solar Eclipse, Chicago,
3,115	Series 2006-0003, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.71%, 03/05/07	3,115
10,420	Series 2006-0131, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	10,420
10,955	Series 2006-0075, GO, VAR, XLCA-ICR, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	10,955
46,185	Eclipse Funding Trust, Solar Eclipse, Illinois, Series 2006-0104, GO, VAR, AMBAC-TCRS Bank of New York, LIQ: U.S. Bank N.A., 3.65%, 03/05/07 (e)	46,185
15,675	Eclipse Funding Trust, Springfield, Series 2006-0007, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	15,675
4,300	Galesburg, Knox College Project, Rev., VAR, LOC: LaSalle National Bank, 3.68%, 03/01/07	4,300
3,286	Illinois Development Finance Authority, Metropolitan Family Services, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	3,286

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — Continued
4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project, Rev., VAR, LOC: Fifth Third Bank, 3.70%, 03/01/07	4,485
10,000	Illinois Development Finance Authority, Residential Rental, Rev., VAR, FHLMC, LIQ: FHLMC, 3.73%, 03/01/07	10,000
1,210	Illinois Development Finance Authority, IDR, Toughy Ltd. Partnership Project, Rev., VAR, LOC: LaSalle National Bank, 3.59%, 03/07/07	1,210
3,340	Illinois Development Finance Authority, St. Vincent de Paul Project, Series A, Rev., VAR, 3.50%, 03/07/07	3,340
6,895	Illinois Educational Facilities Authority, Series PA-896, Rev., VAR, 3.72%, 03/01/07	6,895
4,300	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VAR, LOC: LaSalle Bank N.A., 3.68%, 03/01/07	4,300
11,380	Illinois Finance Authority, Clare Oaks, Series C, Rev., VAR, LOC: Sovereign Bank FSB, 3.68%, 03/01/07	11,380
8,700	Illinois Finance Authority, University of Chicago, Series B, Rev., VAR, 3.65%, 03/01/07	8,700
11,400	Illinois Health Facilities Authority, Gottlieb Health Resources, Inc., Rev., VAR, LOC: Harris Trust & Savings Bank, 3.54%, 03/07/07	11,400
1,915	Illinois Health Facilities Authority, Loyola University Health System, Series B, Rev., VAR, MBIA, 3.51%, 03/07/07	1,915
12,600	Illinois Health Facilities Authority, Swedish Covenant Hospital Project, Rev., VAR, AMBAC, 3.49%, 03/01/07	12,600
985	Illinois Housing Development Authority, Center Apartments, Rev., VAR, LOC: FHLMC, 3.47%, 03/07/07	985
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VAR, 3.60%, 03/07/07	10,175
7,500	Series C-3, Rev., VAR, 3.58%, 03/07/07	7,500
8,375	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VAR, FSA, 3.70%, 03/01/07	8,375
10,060	Jackson County, Multi-Family Housing, Series PT-2943, Rev., VAR, 3.76%, 03/02/07	10,060
2,370	Lake County, IDR, A.L. Hansen Manufacturing Co. Project, Rev., VAR, LOC: Harris Trust & Savings Bank, 3.81%, 03/01/07	2,370
53,690	Lehman Municipal Trust, State Toll Highway, Rev., VAR, FSA, LIQ: Lehman Liquidity Co., 3.57%, 03/07/07	53,690
7,000	Metropolitan Pier & Exposition Authority, EAGLE, Dedicated State Tax, Series 2004-0030, Class A , Rev., VAR, MBIA, 3.71%, 03/01/07	7,000
	Municipal Securities Trust Certificates,
3,245	Series 7006, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.67%, 03/01/07	3,245
10,000	Series 7016, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.69%, 03/01/07	10,000
10,000	Series 7017, Class A, GO, VAR, LIQ: Bear Stearns Capital Markets, 3.69%, 03/01/07	10,000
100	Series 2000-93, Class A, Rev., VAR, AMBAC, LOC: Bear Stearns Capital Markets, 3.67%, 03/01/07	100
5,500	Series 2001-9021, Class A, GO, VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.59%, 03/01/07	5,500
12,375	Series 2004-218, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.61%, 03/01/07	12,375
18,450	Series 2005-223, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.61%, 03/01/07	18,450
	Regional Transportation Authority,
67,750	Series B, Rev., VAR, 3.55%, 03/07/07	67,750
6,500	Series PT-1448, Rev., VAR, FGIC, 3.72%, 06/01/19	6,500
19,800	Series PT-818-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	19,800
	State of Illinois,
13,040	Series 2003-33, GO, VAR, FGIC, LIQ: BNP Paribas, 3.71%, 03/01/07	13,040
10,000	Series B, GO, VAR, 3.53%, 03/07/07	10,000
3,255	State of Illinois, Sales Tax, Municipal Securities Trust Certificates, Series SG-9, VAR, FSA, LIQ: Societe Generale, 3.71%, 03/01/07	3,255
8,300	University of Illinois, Health Services Facilities System, Series B, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.55%, 03/07/07	8,300
		702,524
	Indiana — 1.7%
10,000	ABN AMRO Munitops Certificate Trust, Series 2006-34, Rev., VAR, AMBAC, 3.74%, 03/01/07	10,000
7,615	Boone County Hospital Association, Series PT-2828, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.72%, 03/05/07	7,615

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Indiana — Continued
5,985	Carmel School Building Corp., Series ROCS-RR-II-R-S014, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	5,985
6,790	Center Grove 2000 Building Corp., Series PT-2699, Rev., VAR, FGIC, 3.72%, 03/05/07	6,790
	City of Indianapolis, Local Public Improvement Bond Bank,
8,570	Series PT-1408, Rev., VAR, MBIA, 3.72%, 03/01/07	8,570
170	Series Z-7, Rev., VAR, AMBAC, LIQ: Goldman Sachs Special Situations, 3.71%, 03/01/07	170
	City of Indianapolis, Local Public Improvements Bond Bank, Waterworks Project,
20,830	Series G-1, Rev., VAR, MBIA, 3.65%, 03/01/07	20,830
25,650	Series H, Rev., VAR, MBIA, 3.65%, 03/01/07	25,650
6,345	Danville Multi-School Building Corp., Series PT-1483, Rev., VAR, FSA, 3.72%, 03/01/07	6,345
5,000	DeKalb County, Economic Development, New Process Steel Project, Rev., VAR, LOC: Bank of America N.A., 3.74%, 03/01/07	5,000
5,355	Dyer Redevelopment Authority Economic Development Lease Rent, Series PT-2697, Rev., VAR, CIFG, 3.72%, 03/05/07	5,355
15,435	Eclipse Funding Trust, Solar Eclipse, Wayne, Series 2006-0015, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	15,435
7,445	Hammond School Building Corp., Series ROCS-RR-II-R-6516, Rev., VAR, MBIA, LIQ: Citibank Financial Products, 3.70%, 03/01/07	7,445
5,055	Indiana Health Facility Financing Authority, Series PA-1069, VAR, 3.72%, 03/01/07	5,055
39,000	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 3.82%, 07/03/07	39,000
2,485	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	2,485
	Indiana Housing & Community Development Authority,
26,900	Series C-3, Rev., VAR, GNMA/FNMA, 3.73%, 03/01/07	26,900
8,000	Series E-2, RAN, AMT, 3.62%, 12/20/07	8,000
6,900	Indiana State Finance Authority, Ispat Inland Inc., Rev., VAR, LOC: Royal Bank of Scotland, 3.52%, 03/07/07	6,900
18,600	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts, Series SGA 151, Class A, Rev., VAR, LIQ: Societe Generale, 3.59%, 03/01/07	18,600
22,000	Purdue University, Student Fee, Series V, Rev., VAR, 3.50%, 03/07/07	22,000
6,060	Tell City-Troy Township Elementary School Building Corp., Series PT-2825, Rev., VAR, FSA, 3.72%, 03/05/07	6,060
		260,190
	Iowa — 0.3%
3,290	City of Des Moines, Series PT-2268, GO, VAR, AMBAC, 3.72%, 03/01/07	3,290
	Iowa Finance Authority, Health System,
17,100	Series A-1, Rev., VAR, FGIC, 3.52%, 03/07/07	17,100
4,430	Series B, Rev., VAR, AMBAC, 3.53%, 03/07/07	4,430
	Iowa Finance Authority, Single Family Mortgage,
8,100	Series D, Rev., VAR, AMT, GNMA/FNMA, 3.76%, 03/01/07	8,100
5,900	Series F, Rev., VAR, GNMA/FNMA, LIQ: Wells Fargo Bank N.A, 3.73%, 03/01/07	5,900
14,235	Municipal Securities Trust Certificates, Series 7024, Class A, Rev., VAR, CIFG, LIQ: Bear Stearns Capital Markets, 3.69%, 03/01/07	14,235
		53,055
	Kansas — 0.3%
9,780	City of Overland Park, Series SG-155, GO, VAR, 3.68%, 03/01/07	9,780
	Kansas State Department of Transportation, Highway,
27,500	Series C-2, Rev., VAR, LIQ: Pooled Money Investment Board, 3.50%, 03/07/07	27,500
8,950	Series C-4, Rev., VAR, 3.63%, 03/01/07	8,950
		46,230
	Kentucky — 2.2%
13,310	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VAR, LOC: U.S. Bank N.A., 3.64%, 03/07/07	13,310
12,280	Clipper Tax-Exempt Certificate Trust, Series 2005-35, Rev., VAR, 3.74%, 03/01/07	12,280
1,850	Kentucky Development Finance Authority, Pooled Loan Program, Series A, Rev., VAR, FGIC, LOC: Helaba, 3.68%, 03/01/07	1,850

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Kentucky — Continued
4,000	Kentucky Housing Corp., Series H, Rev., VAR, AMT, 3.55%, 03/05/07	4,000
294,222	Kentucky Public Energy Authority, Series A, Rev., VAR, 3.66%, 03/01/07	294,222
15,000	Louisville & Jefferson County, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, Rev., VAR, FGIC, 3.71%, 03/01/07 (e)	15,000
		340,662
	Louisiana — 0.4%
12,000	ABN AMRO Munitops Certificate Trust, Series 2002-17, Rev., VAR, AMBAC, 3.69%, 03/01/07	12,000
200	East Baton Rouge Parish, Solid Waste Disposal Authority, Exxon Corp. Project, Rev., VAR, 3.72%, 03/01/07	200
980	Iberia Parish IDB, IDR, Cuming Insulation Corp. Project, Rev., VAR, LOC: Regions Bank, 3.77%, 03/01/07	980
1,475	Louisiana Housing Finance Agency, Series PT-1340, Rev., VAR, 3.73%, 03/01/07	1,475
8,365	Louisiana Local Government, Environmental Facilities & Community Development Authority, Series A, Rev., VAR, LOC: Regions Bank, 3.67%, 03/01/07	8,365
300	Louisiana Public Facilities Authority, Tiger Athletic Foundation Project, Rev., VAR, LOC: Regions Bank, 3.66%, 03/01/07	300
	Louisiana State University & Agricultural & Mechanical College,
19,900	Rev., VAR, FGIC, 3.50%, 03/07/07	19,900
8,345	Series B, Rev., VAR, AMBAC, 3.66%, 03/01/07	8,345
4,950	South Louisiana Port Commission, Marine Terminal Facilities, Occidental Petroleum, Rev., VAR, LOC: Bayerische Landesbank, 3.55%, 03/07/07	4,950
		56,515
	Maine — 0.8%
9,200	Maine Finance Authority, Jackson Lab Issue, Series 2002, Rev., VAR, LOC: Fleet National Bank, 3.70%, 03/01/07	9,200
6,405	Maine Health & Higher Educational Facilities Authority, Series B, Rev., VAR, AMBAC, 3.53%, 03/07/07	6,405
	Maine State Housing Authority, Mortgage,
9,000	Series B-3, Rev., VAR, AMT, 3.68%, 03/01/07	9,000
16,000	Series C, Rev., VAR, AMT, 3.50%, 03/12/07	16,000
10,000	Series C-3, Rev., VAR, AMT, 3.73%, 03/01/07	10,000
13,500	Series D-3, Rev., VAR, AMT, 3.68%, 03/01/07	13,500
2,100	Series E-1, Rev., VAR, AMBAC, 3.69%, 03/01/07	2,100
21,950	Series E-2, Rev., VAR, AMBAC, 3.73%, 03/01/07	21,950
14,000	Series F, Rev., VAR, AMT, 3.65%, 09/14/07	14,000
17,300	Series G, Rev., VAR, AMT, 3.68%, 03/01/07	17,300
		119,455
	Maryland — 1.6%
23,825	Baltimore IDA, IDR, Baltimore Capital Acquisition, Rev., VAR, LOC: Bayerische Landesbank, 3.55%, 03/07/07	23,825
	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential,
26,000	Series G, Rev., VAR, AMT, 3.65%, 03/01/07	26,000
16,000	Series Q, RAN, 3.59%, 12/14/07	16,000
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VAR, FNMA, LIQ: FNMA, 3.49%, 03/07/07	3,135
3,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA,, 3.70%, 03/01/07	3,700
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	6,400
	Maryland State Community Development Administration, Department of Housing & Community Development, Residential,
20,000	Series C, Rev., VAR, AMT, 3.65%, 03/01/07	20,000
16,900	Series C, Rev., VAR, AMT, 3.67%, 03/01/07	16,900
3,310	Maryland State Economic Development Corp., Series L9-J, Regulation D, Rev., VAR, FSA, 3.62%, 03/07/07	3,310
1,750	Maryland State Health & Higher Educational Facilities Authority, Loyola College Issue, Series B, Rev., VAR, MBIA, 3.64%, 03/01/07	1,750
15,625	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VAR, LOC: Bank of America N.A., 3.65%, 03/01/07	15,625

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Maryland — Continued
23,605	Maryland State Stadium Authority, Sports Facilities Lease, Rev., VAR, LIQ: Bank of America N.A., 3.58%, 03/07/07	23,605
28,200	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport, Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 3.63%, 03/01/07	28,200
22,600	Montgomery County, Public Improvements, Series B, BAN, GO, VAR, 3.63%, 03/01/07	22,600
5,100	Montgomery County Housing Opportunities Commission, The Grand-Issue I, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	5,100
890	Northeast Waste Disposal Authority, Resource Recovery, Harford County Resources, Rev., VAR, AMBAC, 3.47%, 03/07/07	890
22,800	Washington Suburban Sanitation District, Series A, BAN, GO, VAR, 3.42%, 03/07/07	22,800
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VAR, 3.42%, 03/07/07	5,100
		244,940
	Massachusetts — 3.4%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	6,030
6,780	Clipper Tax-Exempt Trust, Series 2001-4, COP, VAR, LIQ: State Street Bank & Trust Co, 3.60%, 03/06/07	6,780
	Commonwealth of Massachusetts,
57,998	Series 716-D, GO, VAR, MBIA-IBC, LIQ: Morgan Stanley Dean Witter, 3.68%, 03/01/07	57,997
11,140	Series A, GO, VAR, 3.52%, 03/07/07	11,140
35,600	Series B, GO, VAR, 3.63%, 03/01/07	35,600
33,600	Series C, GO, VAR, 3.63%, 03/01/07	33,600
86,220	Lehman Municipal Trust Receipts, Series 07-P6, Regulation D, Rev., VAR, MBIA, XLCA, FGIC, LIQ: Lehman Liquidity Co., 3.66%, 03/01/07	86,220
5,030	Massachusetts Bay Transportation Authority, EAGLE, Series 2004-0031, Class A, Rev., VAR, LIQ: Citibank N.A., 3.70%, 03/01/07	5,030
6,600	Massachusetts Bay Transportation Authority, Floating Rate Receipts, Series P7U, Regulation D, Rev., VAR, LIQ: Lehman Liquidity Co., 3.55%, 03/07/07	6,600
5,750	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Special Assessment, Series SGA-123, VAR, LIQ: Societe Generale, 3.59%, 03/01/07	5,750
10,000	Massachusetts Development Finance Agency, Brimmer & May School, Rev., VAR, LOC: Sovereign Bank FSB, 3.65%, 03/01/07	10,000
	Massachusetts Development Finance Agency, Clark University,
6,600	Rev., VAR, AMBAC, 3.47%, 03/07/07	6,600
12,765	Series A, Rev., VAR, AMBAC, 3.47%, 03/07/07	12,765
14,065	Series B, Rev., VAR, AMBAC, 3.47%, 03/07/07	14,065
27,483	Massachusetts Development Finance Agency, Higher Education, Smith College, Rev., VAR, 3.60%, 03/01/07	27,483
6,000	Massachusetts Development Finance Agency, ISO New England, Inc., Rev., VAR, LOC: Keybank N.A., 3.67%, 03/01/07	6,000
4,220	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VAR, LOC: Fleet National Bank, 3.50%, 03/07/07	4,220
19,275	Massachusetts Health & Educational Facilities Authority, Fairview Extended, Series B, Rev., VAR, LOC: Fleet National Bank, 3.65%, 03/01/07	19,275
28,150	Massachusetts Health & Educational Facilities Authority, Harvard University, Series BB, Rev., VAR, 3.63%, 03/01/07	28,150
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare Systems,
5,445	Series D-4, Rev., VAR, 3.63%, 03/01/07	5,445
18,230	Series F-3, Rev., VAR, 3.63%, 03/01/07	18,230
2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., VAR, LOC: Dexia Credit Local, 3.50%, 03/07/07	2,200
	Massachusetts Housing Finance Agency,
3,750	Series F, Rev., VAR, FSA, 3.47%, 03/07/07	3,750
4,585	Series G, Rev., VAR, 3.47%, 03/07/07	4,585
5,535	Massachusetts Housing Finance Agency, Single-Family, Rev., VAR, FSA, 3.55%, 03/07/07	5,535
300	Massachusetts Industrial Finance Agency, Milton Academy Issue, Rev., VAR, MBIA, 3.65%, 03/01/07	300
2,506	Massachusetts State Turnpike Authority, Series 334, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.68%, 03/01/07	2,506

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — Continued
	Massachusetts State Water Resources Authority, Multimodal,
9,970	Sub Series B, Rev., VAR, AMBAC, 3.53%, 03/07/07	9,970
9,550	Sub Series B, Rev., VAR, FGIC, 3.53%, 03/07/07	9,550
9,000	Sub Series B, Rev., VAR, LOC: Helaba, 3.42%, 03/07/07	9,000
6,675	Sub Series C, Rev., VAR, FGIC, 3.53%, 03/07/07	6,675
57,270	Massachusetts State Water Resources Authority, Series 742D, Rev., VAR, FSA, LIQ: Morgan Stanley Dean Witter, 3.68%, 03/01/07	57,270
11,480	Route 3 North Transit Improvement Association, Demand Obligations, Series B, Rev., VAR, AMBAC, 3.51%, 03/07/07	11,480
		529,801
	Michigan — 2.8%
	ABN AMRO Munitops Certificate Trust,
30,795	Series 2000-16, GO, VAR, Q-SBLF, FGIC, 3.67%, 03/01/07	30,795
5,000	Series 2002-29, GO, VAR, FGIC, Q-SBLF, 3.67%, 03/01/07	5,000
15,050	Series 2005-12, Rev., VAR, AMT, GNMA COLL, 3.60%, 03/01/07	15,050
1,500	Series 2004-44, GO, VAR, MBIA, 3.69%, 03/01/07	1,500
27,900	City of Detroit, Sewer Disposal, Second Lien, Series E, Rev., VAR, FGIC, LIQ: Depfa Bank plc, 3.78%, 07/12/07	27,900
13,300	City of Detroit, Water Supply System, Second Lien, Series B, Rev., VAR, FSA, 3.65%, 03/01/07	13,300
35,800	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, FGIC, 3.65%, 03/01/07	35,800
	City of Detroit, Sewer Disposal, Senior Lien,
3,345	Series C-1, Rev., VAR, FSA, 3.66%, 03/01/07	3,345
5,000	Series C-2, Rev., VAR, FGIC, 3.66%, 03/01/07	5,000
2,500	City of Grand Rapids, Water Supply, Rev., VAR, FGIC, LIQ: Societe Generale, 3.49%, 03/07/07	2,500
	City of Detroit School District,
25,700	SAAN, GO, 4.50%, 08/21/07	25,805
3,370	Series 2003-28, GO, VAR, FGIC, Q-SBLF, LIQ: BNP Paribas, 3.70%, 03/01/07	3,370
5,270	East Lansing School District, Series ROCS-RR-II-R-2188, GO, VAR, MBIA Q-SBLF, LIQ: Citigroup Global Markets, 3.70%, 03/01/07	5,270
3,000	East Lansing School District, Municipal Securities Trust Receipts, Series SGA-114, GO, VAR, Q-SBLF, LIQ: Societe Generale, 3.59%, 03/01/07	3,000
20,745	Holt Public Schools, GO, VAR, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.68%, 03/01/07	20,745
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VAR, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.68%, 03/01/07	12,500
6,885	Michigan State Building Authority, Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	6,885
7,495	Michigan State Hospital Finance Authority, Series PT-668, Rev., VAR, MBIA, 3.71%, 03/01/07	7,495
13,025	Michigan State Hospital Finance Authority, Trinity Health Credit, Series G, Rev., VAR, CIFG, 3.63%, 03/01/07	13,025
6,350	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.68%, 03/01/07	6,350
	Michigan State University,
2,500	Rev., VAR, 3.49%, 03/07/07	2,500
18,910	Series A, Rev., VAR, 3.49%, 03/07/07	18,910
3,005	Series A, Rev., VAR, 3.50%, 03/07/07	3,005
2,710	Series B, Rev., VAR, 3.49%, 03/07/07	2,710
3,700	Milan Area Schools, GO, VAR, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 3.68%, 03/01/07	3,700
14,135	Municipal Security Trust, Series 2007-294, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.59%, 03/01/07	14,135
11,800	Oakland University, Rev., VAR, FGIC, 3.53%, 03/07/07	11,800
1,000	Royal Oak Hospital Finance Authority, Wiliam Beaumont Hospital, Rev., VAR, AMBAC, 3.64%, 03/01/07	1,000
33,250	Saline Area Schools, GO, VAR, Q-SBLF, LIQ: Helaba, 3.68%, 03/01/07	33,250
	State of Michigan,
45,000	Series A, GO, LOC: Depfa Bank plc, 4.25%, 09/28/07	45,180
2,775	Series D, Rev., GAN, VAR, FSA, 3.53%, 03/07/07	2,775
4,360	Series PT-2021, GO, VAR, 3.71%, 03/01/07	4,360
11,785	University of Michigan, Rev., VAR, 3.65%, 03/01/07	11,785

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Michigan — Continued
	University of Michigan, Hospital,
100	Series A, Rev., VAR, 3.64%, 03/01/07	100
3,100	Series A-2, Rev., VAR, 3.62%, 03/01/07	3,100
2,225	Series B, Rev., VAR, 3.65%, 03/01/07	2,225
	University of Michigan, Medical Services Plan,
25,700	Series A, Rev., VAR, 3.52%, 03/07/07	25,700
350	Series A-1, Rev., VAR, 3.62%, 03/01/07	350
11,075	Wayne Charter County, Floating Rate Receipts, Series SG-122, Rev., VAR, LIQ: Societe Generale, 3.70%, 03/01/07	11,075
		442,295
	Minnesota — 0.2%
3,720	City of St. Louis Park, Catholic Finance Corp., St. Benilde, Rev., VAR, LOC: Allied Irish Bank plc, 3.68%, 03/01/07	3,720
	Minneapolis & St. Paul Metropolitan Airports Commission, Municipal Securities Trust Receipts,
8,710	Series SG-136, Rev., VAR, FGIC, 3.71%, 03/01/07	8,710
9,000	Series SGA-127, Rev., VAR, FGIC, LIQ: Societe Generale, 3.59%, 03/01/07	9,000
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VAR, AMT, 3.73%, 03/01/07	5,000
5,435	Series J, Rev., VAR, AMT, 3.73%, 03/01/07	5,435
4,995	Minnesota Public Facilities Authority, PCR, Water, Series ROCS-RR-II-R-31, Rev., VAR, LIQ: Citibank N.A., 3.70%, 03/01/07	4,995
		36,860
	Mississippi — 0.3%
4,155	Clipper Tax-Exempt Certificate Trust, Series 2005-16, Rev., VAR, AMT, LIQ: State Street Bank & Trust Co., 3.74%, 03/01/07	4,155
22,051	Mississippi Development Bank Special Obligation, Municipal Gas Authority, Natural Gas Project, Rev., VAR, 3.65%, 03/01/07	22,051
20,500	Perry County, Leaf River Forest Production Project, Rev., VAR, LOC: Suntrust Bank, 3.68%, 03/01/07	20,500
		46,706
	Missouri — 0.8%
11,070	Bi-State Development Agency, Metropolitan District, Series PT-1593, Rev., VAR, FSA, 3.72%, 03/01/07	11,070
11,125	City of O’Fallon, Series PT-1396, COP, VAR, MBIA, 3.72%, 03/01/07	11,125
2,600	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VAR, LOC: Bank of America N.A., 3.74%, 03/01/07	2,600
	Metropolitan St. Louis Sewer District,
17,915	Series ROCS-RR-II-R-9069, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	17,915
17,915	Series ROCS-RR-II-R-9070, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	17,915
	Missouri Higher Education Loan Authority, Student Loan,
3,000	Series B, Rev., VAR, LOC: Bank of America N.A., 3.57%, 03/07/07	3,000
1,600	Series B, Rev., VAR, MBIA, 3.56%, 03/07/07	1,600
1,075	Missouri Housing Development Commission, Series PT-1286, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.73%, 03/01/07	1,075
5,200	Missouri Housing Development Commission, Single Family Mortgage, Series L-5J, Regulation D, Rev., VAR, GNMA/FNMA, LIQ: Lehman Liquidity LLC, 3.62%, 03/07/07	5,200
	Missouri State Health & Educational Facilities Authority, SSM Healthcare Services,
7,125	Series C-2, Rev., VAR, FGIC, 3.52%, 03/07/07	7,125
4,400	Series C-3, Rev., VAR, FGIC, 3.51%, 03/07/07	4,400
20,935	Series C-4, Rev., VAR, FSA, 3.52%, 03/07/07	20,935
2,500	Series C-5, Rev., VAR, FGIC, 3.51%, 03/07/07	2,500
13,600	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	13,600
2,500	Missouri State Health & Educational Facilities Authority, EAGLE, Series 2002-6026, Class A, Rev., VAR, LIQ: Citibank N.A., 3.71%, 03/01/07	2,500
10,285	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VAR, 3.64%, 03/01/07	10,285
180	Municipal Securities Trust Certificates, Series 2005-236, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.61%, 03/01/07	180
		133,025

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nebraska — 0.1%
2,357	American Public Energy Agency, Series A, Rev., VAR, 3.65%, 03/01/07	2,357
5,169	American Public Energy Agency, National Public Gas Agency Project, Series A, Rev., VAR, 3.65%, 03/01/07	5,169
3,285	NEBHELP, Inc., Multimodal, Series A, Rev., VAR, MBIA, 3.60%, 03/07/07	3,285
	Nebraska Investment Finance Authority, Single Family Housing,
4,835	Series E, Rev., VAR, 3.58%, 03/07/07	4,835
3,390	Series N-7, Regulation D, Rev., VAR, 3.62%, 03/07/07	3,390
		19,036
	Nevada — 0.9%
3,750	Clark County, Airport, Sub Lien, Series C, Rev., VAR, FGIC, 3.52%, 03/07/07	3,750
5,890	Clark County School District, Series PT-2406, GO, VAR, MBIA, 3.72%, 03/01/07	5,890
16,680	Clipper Tax-Exempt Certificate Trust, Series 2005-37, Rev., VAR, 3.69%, 03/01/07	16,680
12,880	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VAR, MBIA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	12,880
	Nevada Housing Division, Multi-Unit Housing,
6,750	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.68%, 03/01/07	6,750
3,295	Series M, Rev., VAR, LOC: East West Bank, 3.68%, 03/01/07	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VAR, LOC: Heller Financial, Inc., 4.00%, 03/01/07 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VAR, LOC: Heller Financial, Inc., 4.00%, 03/01/07	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.68%, 03/01/07	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VAR, LOC: East West Bank, 3.68%, 03/01/07	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VAR, LOC: East West Bank, 3.68%, 03/01/07	5,520
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.68%, 03/01/07	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.68%, 03/01/07	12,710
18,000	Nevada Housing Division, Multi-Unit Housing, Southwest Villages, Rev., VAR, FNMA, LIQ: FNMA, 3.68%, 03/01/07	18,000
5,385	Nevada Housing Division, Multi-Unit Housing, Sundance Village, Rev., VAR, LOC: Citibank N.A., 3.68%, 03/01/07	5,385
	State of Nevada,
4,800	Series PT-403, GO, VAR, 3.72%, 03/01/07	4,800
8,855	Series ROCS-RR-II-R-4054, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	8,855
		147,845
	New Hampshire — 0.7%
	New Hampshire Health & Education Facilities Authority
3,796	Series 772, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	3,796
9,200	Series 866, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	9,200
9,075	New Hampshire Health & Education Facilities Authority, Dartmouth College Issue, Rev., VAR, 3.48%, 03/07/07	9,075
66,710	New Hampshire Health & Education Facilities Authority, New Hampshire University, Series B, Rev., VAR, XLCA, 3.50%, 03/07/07	66,710
	New Hampshire Health & Education Facilities Authority, VHA New England, Inc.,
6,300	Series C, Rev., VAR, AMBAC, 3.53%, 03/07/07	6,300
7,250	Series D, Rev., VAR, AMBAC, 3.53%, 03/07/07	7,250
7,200	Series F, Rev., VAR, AMBAC, 3.53%, 03/07/07	7,200
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	5,200
1,690	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VAR, LOC: Bank of America N.A., 3.77%, 03/01/07	1,690
		116,421
	New Jersey — 2.8%
5,730	Burlington County Bridge Commissioner, Community Pooled Loan, Series PT-1546, Rev., VAR, 3.68%, 03/01/07	5,730
6,675	Hudson County Improvement Authority, Essential Purpose Pooled Government Loan, Rev., VAR, LOC: Bank of New York, 3.58%, 03/01/07	6,675

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Jersey — Continued
7,900	Mercer County Improvement Authority, Atlantic Foundation & Johnson, Rev., VAR, MBIA, 3.71%, 03/01/07	7,900
11,600	Municipal Securities Trust Certificates, Series 2001-175, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.57%, 03/01/07	11,600
4,995	New Jersey EDA, Series A, GO, VAR, AMBAC, LIQ: Citibank N.A., 3.68%, 03/01/07	4,995
6,000	New Jersey EDA, Kenwood USA Corporate Project, Rev., VAR, LOC: Bank of New York, 3.65%, 03/01/07	6,000
14,490	New Jersey EDA, Merlots, Series B-14, Rev., VAR, AMBAC, 3.55%, 03/07/07	14,490
9,900	New Jersey EDA, Senior Care, Bayshore Health, Series A, Rev., VAR, LOC: Kreditbank N.V., 3.56%, 03/01/07	9,900
43,155	New Jersey Environmental Infrastructure Trust, EnCap Golf Holdings LLC Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.65%, 03/01/07	43,155
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VAR, LOC: Fleet National Bank, 3.54%, 03/01/07	1,500
3,215	New Jersey Sports & Exposition Authority, State Contract, Series C, Rev., VAR, MBIA, 3.58%, 03/01/07	3,215
	New Jersey State Educational Facilities Authority,
5,435	Series PT-1597, Rev., VAR, AMBAC, 3.68%, 03/01/07	5,435
5,210	Series PT-1599, Rev., VAR, 3.68%, 03/01/07	5,210
10,170	Series SG-148, Rev., VAR, LIQ: Societe Generale, 3.67%, 03/01/07	10,170
16,845	New Jersey State Turnpike Authority, Series ROCS-RR-II-R-7012, Rev., VAR, FSA, LIQ: Citibank N.A., 3.68%, 03/01/07	16,845
8,432	New Jersey Transportation Trust Fund Authority, Series 941-D, Rev., VAR, FSA-CR, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	8,432
	New Jersey Transportation Trust Fund Authority, Merlots,
5,685	Series B-04, Rev., VAR, MBIA, 3.55%, 03/07/07	5,685
10,680	Series B-23, Rev., VAR, AMBAC-TCRS Bank of New York, 3.55%, 03/07/07	10,680
256,300	State of New Jersey, TRAN, 4.50%, 06/22/07	257,042
		434,659
	New Mexico — 0.9%
13,141	City of Albuquerque, Airport, Sub Lien, Rev., VAR, AMBAC, 3.51%, 03/07/07	13,141
2,400	City of Farmington, Arizona Public Service Co., Series C, Rev., VAR, LOC: Barclays Bank plc, 3.66%, 03/01/07	2,400
6,395	New Mexico Finance Authority, Series ROCS-RR-II-R-2118, Rev., VAR, AMBAC, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	6,395
	New Mexico Mortgage Finance Authority,
2,335	Series PT-1308, Rev., VAR, GNMA/FNMA/FHLMC, 3.73%, 03/01/07	2,335
2,475	Series PT-1378, Rev., VAR, GNMA/FNMA/FHLMC, 3.73%, 03/01/07	2,475
	State of New Mexico,
95,000	TRAN, 4.25%, 06/29/07	95,202
20,000	TRAN, 4.50%, 06/29/07	20,049
		141,997
	New York — 11.5%
24,795	ABN AMRO Munitops Certificate Trust, Series 2002-19, Rev., VAR, MBIA-IBC, 3.68%, 03/01/07	24,795
	Bank of New York Municipal Certificates Trust,
22,720	Rev., VAR, 3.72%, 03/01/07	22,720
5,285	Rev., VAR, 3.77%, 03/01/07	5,285
15,975	Series 4, Rev., VAR, LIQ: Bank of New York, 3.65%, 03/05/07	15,975
6,446	Series 6, Rev., VAR, 3.63%, 03/01/07	6,446
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.65%, 03/01/07	14,210
10,705	Series 2006-2028, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.65%, 03/01/07	10,705
	Eclipse Funding Trust, Solar Eclipse, New York,
11,500	Series 2006-0029, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.65%, 03/01/07	11,500
11,505	Series 2006-0112, Rev., VAR, FSA-CR, LIQ: U.S. Bank N.A., 3.65%, 03/01/07	11,505
19,900	Lehman Municipal Trust Receipts, Series 07-P8, Regulation D, Rev., VAR, AMBAC, FGIC, LIQ: Lehman Liquidity Co., 3.64%, 03/01/07	19,900
53,060	Liberty Development Corp., Series 1416, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	53,060

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
	Long Island Power Authority, Electric Systems,
900	Series D, Rev., VAR, FSA, 3.47%, 03/07/07	900
9,995	Series PA-513-R, Rev., VAR, FSA, 3.68%, 03/06/07	9,995
4,800	Series PT-386, Rev., VAR, 3.69%, 03/01/07	4,800
	Metropolitan Transportation Authority,
20,162	Series 823-D, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	20,162
20,687	Series 848-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	20,687
250	Series G, Rev., VAR, LOC: BNP Paribas, 3.64%, 03/01/07	250
500	Series G-2, Rev., VAR, LOC: BNP Paribas, 3.62%, 03/01/07	500
920	Sub Series A-3, GO, VAR, XLCA, 3.61%, 03/01/07	920
15,400	Sub Series E-1, Rev., VAR, LOC: Fortis Bank N.V., 3.62%, 03/01/07	15,400
18,900	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., VAR, FSA, 3.63%, 03/01/07	18,900
11,975	Metropolitan Transportation Authority, Merlots, Series B-16, Rev., VAR, 3.55%, 03/07/07	11,975
6,420	Monroe County Airport Authority, Series PA-585, Rev., VAR, MBIA, 3.70%, 03/01/07	6,420
	Municipal Securities Trust Certificates,
1,300	Series 2000-109, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.63%, 03/01/07 (e)	1,300
17,055	Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.56%, 03/01/07 (e)	17,055
8,600	Series 2001-122, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.56%, 03/01/07 (e)	8,600
10,410	Series 2006-262, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.61%, 03/01/07	10,410
20,915	Series 2006-267, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.61%, 03/01/07	20,915
5,000	Series 5020, Class A, Rev., VAR, LIQ: Branch Banking & Trust, 3.65%, 03/01/07	5,000
23,300	Series 7032, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.65%, 03/01/07	23,300
	Nassau Health Care Corp.,
8,100	Sub Series 2004-C1, Rev., VAR, FSA, 3.61%, 03/01/07	8,100
6,800	Sub Series 2004-C3, Rev., VAR, FSA, 3.60%, 03/01/07	6,800
	New York City,
10,300	Series F-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.50%, 03/07/07	10,300
4,995	Series PA- 878, GO, VAR, MBIA-IBC, 3.68%, 03/06/07	4,995
44,400	Sub Series A-2, GO, VAR, LOC: Bank of America N.A., 3.45%, 03/07/07	44,400
20,550	Sub Series A-3, GO, VAR, LOC: BNP Paribas, 3.50%, 03/07/07	20,550
1,000	Sub Series A-4, GO, VAR, LOC: Westdeutsche Landesbank, 3.60%, 03/01/07	1,000
2,800	Sub Series A-6, GO, VAR, FSA, 3.60%, 03/01/07	2,800
5,100	Sub Series A-6, GO, VAR, LOC: Helaba, 3.47%, 03/07/07	5,100
140	Sub Series B-5, GO, VAR, MBIA, 3.60%, 03/01/07	140
15,650	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 3.50%, 03/07/07	15,650
2,000	Sub Series C-5, GO, VAR, LOC: Bank of New York, 3.46%, 03/07/07	2,000
10,850	Sub Series E-2, GO, VAR, LOC: Bank of America N.A., 3.62%, 03/01/07	10,850
30,000	Sub Series E-4, GO, VAR, LOC: Bank of America N.A., 3.64%, 03/01/07	30,000
30,225	Sub Series H-1, GO, VAR, LOC: Bank of New York, 3.60%, 03/01/07	30,225
14,085	Sub Series H-2, GO, VAR, LOC: Bank of New York, 3.46%, 03/07/07	14,085
7,250	Sub Series H-2, GO, VAR, LOC: Bank of Nova Scotia, 3.45%, 03/07/07	7,250
400	Sub Series H-2, GO, VAR, LOC: Dexia Credit Local, 3.63%, 03/01/07	400
3,300	Sub Series H-2, GO, VAR, MBIA, 3.60%, 03/01/07	3,300
300	Sub Series H-2, GO, VAR, MBIA, 3.64%, 03/01/07	300
39,135	Sub Series H-3, GO, VAR, LOC: Bank of New York, 3.50%, 03/07/07	39,135
5,100	Sub Series H-4, GO, VAR, AMBAC, 3.50%, 03/07/07	5,100
9,755	Sub Series H-5, GO, VAR, LOC: Dexia Credit Local, 3.50%, 03/07/07	9,755
1,700	Sub Series H-6, GO, VAR, MBIA, 3.45%, 03/07/07	1,700
35,000	New York City, Housing Development Corp., Series J-1, Rev., VAR, AMT, 3.60%, 11/01/07	35,000
2,700	New York City Housing Development Corp., 55 Pierrepont Development, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.53%, 03/07/07	2,700

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
6,000	New York City Housing Development Corp., 155 West 21st St., Series A , Rev., VAR, AMT, LOC: Bank of New York, 3.55%, 03/07/07	6,000
17,810	New York City Housing Development Corp., 500 East 165th St. Apartments, Series A, Rev., VAR, LOC: Bank of America N.A., 3.53%, 03/07/07	17,810
12,800	New York City Housing Development Corp., La Casa De Sol, Series A, Rev., VAR, LOC: Citibank N.A., 3.54%, 03/07/07	12,800
25,000	New York City, Housing Development Corp., Markham Gardens Apartments, Series A, Rev., VAR, LOC: Citibank N.A., 3.54%, 03/07/07	25,000
4,300	New York City, Housing Development Corp., Monterey, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.47%, 03/07/07	4,300
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.47%, 03/07/07	3,070
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.53%, 03/07/07	15,000
6,950	New York City Housing Development Corp., Parkview Apartments, Series A, Rev., VAR, LOC: LIQ: Citibank N.A., 3.55%, 03/07/07	6,950
10,900	New York City Housing Development Corp., Tribeca Tower, Series A, Rev., VAR, FNMA, AMT, LIQ: FNMA, 3.52%, 03/07/07	10,900
10,700	New York City Housing Development Corp., Thessalonica Court, Series A, Rev., VAR, LOC: Citibank N.A., 3.54%, 03/07/07	10,700
13,800	New York City Housing Development Corp., Urban Horizons, Series II-A, Rev., VAR, LOC: Citibank N.A., 3.54%, 03/07/07	13,800
1,800	New York City IDA, Liberty Bonds, 1 Bryant Park LLC, Series B, Rev., VAR, LOC: Bank of America N.A., 3.65%, 03/01/07	1,800
20,000	New York City IDA, Liberty Bonds, FC Hanson Office, Rev., VAR, LOC: ING Bank N.V., 3.65%, 03/01/07	20,000
400	New York City IDA, Municipal Securities Trust Receipts, Series SGA-110, Rev., VAR, LIQ: Societe Generale, 3.56%, 03/01/07	400
	New York City, Municipal Securities Trust Receipts,
12,100	Series SGB-36, GO, VAR, AMBAC, LIQ: Societe Generale, 3.65%, 03/01/07	12,100
9,000	Series SGA-51, VAR., AMBAC, 3.56%, 03/07/07	9,000
	New York City Municipal Water Finance Authority,
40,000	Series 1501, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	40,000
800	Series A, Rev., VAR, FGIC, 3.60%, 03/01/07	800
5,885	Series PA-1076, Rev., VAR, 3.70%, 03/01/07	5,885
14,500	Series PA-454, Rev., VAR, FGIC, 3.69%, 03/06/07	14,500
7,160	Series ROCS-RR-II-R-385, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.70%, 03/01/07	7,160
1,500	Sub Series C-3, Rev., VAR, 3.62%, 03/01/07	1,500
1,300	Sub Series F-1, Rev., VAR, 3.62%, 03/01/07	1,300
200	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series AA-3, Rev., VAR, 3.64%, 03/01/07	200
	New York City Transitional Finance Authority,
12,175	BAN, 4.25%, 06/29/07	12,204
40,180	Series 1628, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	40,180
8,995	Series PA-1043-R, Rev., VAR, 3.69%, 03/01/07	8,995
9,485	Sub Series 2-E, Rev., VAR, LIQ: NYS Common Return Fund, 3.51%, 03/01/07	9,485
	New York City Transitional Finance Authority, Future Tax Secured,
9,800	Series C, Rev., VAR, 3.60%, 03/01/07	9,800
1,550	Sub Series C-5, Rev., VAR, 3.60%, 03/01/07	1,550
4,400	New York City Transitional Finance Authority, New York City Recovery, Sub Series 1A, Rev., VAR, LIQ: Landesbank Hessen-Thuerigen, 3.50%, 03/07/07	4,400
7,910	New York City Trust for Cultural Resources, Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.67%, 03/01/07	7,910
14,790	New York City Trust for Cultural Resources, Manhattan School of Music, Rev., VAR, RADIAN, 3.62%, 03/01/07	14,790
1,100	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 3.63%, 03/01/07	1,100
	New York Local Government Assistance Corp.,
1,700	Series B, Rev., VAR, LOC: Bank of Nova Scotia, 3.48%, 03/07/07	1,700
16,800	Series F, Rev., VAR, LOC: Societe Generale, 3.46%, 03/07/07	16,800
7,900	Series G, Rev., VAR, LOC: Bank of Nova Scotia, 3.45%, 03/07/07	7,900

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
	New York Local Government Assistance Corp., Floating Rate Receipts,
5,500	Series SG-99, Rev., VAR, AMBAC, 3.67%, 03/01/07	5,500
10,300	Series SG-100, Rev., VAR, MBIA-IBC, 3.67%, 03/01/07	10,300
16,250	New York Local Government Assistance Corp., Municipal Securities Trust Receipts, Series SGA-59, Rev., VAR, 3.63%, 03/01/07	16,250
12,350	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VAR, FSA, 3.48%, 03/07/07	12,350
	New York Mortgage Agency, Homeowner Mortgage,
10,000	Series 122, Rev., VAR, AMT, 3.52%, 03/07/07	10,000
31,500	Series 125, Rev., VAR, AMT, 3.55%, 03/07/07	31,500
	New York State Dormitory Authority,
17,845	Series 1158, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	17,845
34,975	Series 1322, Rev., VAR, FHA, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	34,975
5,000	Series PA-409, Rev., VAR, AMBAC, FHA, 232, 3.69%, 03/01/07	5,000
6,445	Series PA-773-R, Rev., VAR, MBIA-IBC, 3.69%, 03/01/07	6,445
15,470	Series PA-1088, Rev., VAR, AMBAC, FHA, 3.69%, 03/01/07	15,470
7,120	Series PA-1089, Rev., VAR, AMBAC, FHA, 3.69%, 03/01/07	7,120
9,730	Series PT-1447, Rev., VAR, MBIA, 3.69%, 03/06/07	9,730
6,785	Series PT-1621, Rev., VAR, MBIA, 3.69%, 03/01/07	6,785
	New York State Dormitory Authority, Mental Health Services,
25,980	Sub Series D-2B, Rev., VAR, FSA, 3.61%, 03/01/07	25,980
11,900	Sub Series D-2D, Rev., VAR, AMBAC, 3.58%, 03/01/07	11,900
5,000	Sub Series D-2E, Rev., VAR, 3.61%, 03/01/07	5,000
33,400	Sub Series D-2H, Rev., VAR, 3.61%, 03/01/07	33,400
4,570	New York State Dormitory Authority, New York Public Library, Series A, Rev., VAR, MBIA, 3.47%, 03/07/07	4,570
6,000	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Sub Series C-1, Rev., VAR, LOC: Citibank N.A., 3.54%, 03/07/07	6,000
10,000	New York State Energy Resources & Development Authority, Orange & Rockland Project, Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 3.45%, 03/07/07	10,000
	New York State Environmental Facilities Corp.,
4,995	Series PA-174, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.69%, 03/01/07	4,995
15,000	Series PA-1261, Rev., VAR, MBIA, 3.69%, 03/05/07	15,000
31,237	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.67%, 03/01/07	31,237
	New York State Housing Finance Agency,
13,950	Series C, Rev., VAR, LOC: Dexia Credit Local, 3.50%, 03/07/07	13,950
14,000	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 3.50%, 03/07/07	14,000
24,300	New York State Housing Finance Agency, 10 Liberty St., Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.47%, 03/07/07	24,300
46,750	New York State Housing Finance Agency, 101 West End, Series 883, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	46,750
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	4,100
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VAR, LOC: FNMA, 3.55%, 03/07/07	4,200
1,900	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.54%, 03/07/07	1,900
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	3,200
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	5,900
24,000	New York State Housing Finance Agency, Bowery Place I, Series A, Rev., VAR, LOC: Bank of America N.A., 3.54%, 03/07/07	24,000
9,250	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev, VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	9,250
40,000	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	40,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
11,000	New York State Housing Finance Agency, Kew Gardens Hills, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	11,000
	New York State Housing Finance Agency, Multi-Family Housing,
13,900	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	13,900
1,800	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	1,800
5,695	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.51%, 03/07/07	5,695
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.55%, 03/07/07	11,300
2,000	New York State Housing Finance Agency, Union Square South Housing, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	2,000
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.55%, 03/07/07	10,000
18,000	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	18,000
21,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	21,400
11,415	New York State Thruway Authority, Series PA-532, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.69%, 03/01/07	11,415
11,980	New York State Thruway Authority, EAGLE, Series 7-2005-3022, Class A, Rev., VAR, FSA, LIQ: Bayerische Landesbank, 3.70%, 03/01/07	11,980
6,200	New York State Urban Development Corp., Series SG-163, Rev., VAR, FGIC-TCRS, 3.67%, 03/01/07	6,200
12,525	New York State Urban Development Corp., State Facilities & Equipment, Sub Series A-3-A, Rev., VAR, CIFG, 3.58%, 03/01/07	12,525
10,565	Onondaga County IDA, Solvay Paperboard Project, Rev., VAR, LOC: Citibank N.A., 3.75%, 03/01/07	10,565
8,070	Port Authority of New York & New Jersey, Series PT-2263, Rev., VAR, FGIC-TCRS, 3.68%, 03/01/07	8,070
18,145	Tobacco Settlement Financing Authority, TOCS, Series D, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.73%, 03/01/07	18,145
	Triborough Bridge & Tunnel Authority,
12,080	Series PA-1090, Rev., VAR, MBIA-IBC, 3.69%, 03/01/07	12,080
2,050	Series M1J, Regulation D, Rev., VAR, MBIA-IBC, 3.51%, 03/07/07	2,050
595	Series PT-2017, Rev., VAR, MBIA, 3.69%, 03/01/07	595
7,570	Series B, Rev., VAR, FSA, 3.50%, 03/07/07	7,570
5,465	Series D, Rev., VAR, FSA, 3.47%, 03/07/07	5,465
2,100	Triborough Bridge & Tunnel Authority, General Purpose, Series C, Rev., VAR, AMBAC, 3.47%, 03/07/07	2,100
		1,815,771
	North Carolina — 2.3%
26,500	Buncombe County Metropolitan Sewerage District, Rev., VAR, XLCA, 3.69%, 03/01/07	26,500
8,500	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series C, Rev., VAR, 3.64%, 03/01/07	8,500
9,825	City of Charlotte, Airport, Series D, Rev., VAR, MBIA, 3.51%, 03/07/07	9,825
6,235	City of Charlotte, Transit Projects, Phase II-F, COP, VAR, 3.47%, 03/07/07	6,235
8,405	City of Charlotte, Water & Sewer Systems, Series B, Rev., VAR, 3.67%, 03/01/07	8,405
1,400	City of Durham, Water & Sewer Utility Systems, Rev., VAR, 3.53%, 03/07/07	1,400
22,690	City of Greensboro, Enterprise Systems, Series B, Rev., VAR, 3.55%, 03/07/07	22,690
5,000	City of Winston-Salem, Water & Sewer Systems, Series B, Rev., VAR, 3.53%, 03/07/07	5,000
	Fayetteville Public Works Commission,
8,605	Rev., VAR, FSA, 3.52%, 03/07/07	8,605
4,500	Series A, Rev., VAR, FSA, 3.52%, 03/07/07	4,500
39,175	Guilford County, Series B, GO, VAR, 3.67%, 03/01/07	39,175
300	Guilford County Industrial Facilities & Pollution Control Financing Authority, IDA, Neal Manufacturing, Inc., Rev., VAR, LOC: Bank of America N.A., 3.72%, 03/01/07	300
9,060	Henderson County, Series PT-2751, COP, VAR, AMBAC, 3.72%, 03/01/07	9,060
4,800	Iredell County Public Facilities Corp., Iredell County Schools Project, Rev., VAR, AMBAC, 3.67%, 03/01/07	4,800
5,000	Mecklenburg County, Series C, GO, VAR, LIQ: Bank of America N.A., 3.55%, 03/07/07	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — Continued
8,530	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	8,530
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	10,255
7,925	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VAR, LOC: Bank of America N.A., 3.55%, 03/07/07	7,925
3,525	North Carolina Housing Finance Agency, Series 2003-L44J, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.65%, 03/07/07	3,525
5,335	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.55%, 03/07/07	5,335
	North Carolina Housing Finance Agency, Home Ownership,
13,090	Series 16-C, Rev., VAR, LIQ: Bank of America N.A., 3.57%, 03/07/07	13,090
1,000	Series 17-C, Rev., VAR, LIQ: Bank of America N.A., 3.57%, 03/07/07	1,000
6,105	North Carolina Medical Care Commission, Baptist Hospitals Project, Rev., VAR, 3.52%, 03/01/07	6,105
	North Carolina Medical Care Commission, Duke University Health System,
44,820	Series B, Rev., VAR, 3.51%, 03/07/07	44,820
3,780	Series C, Rev., VAR, 3.51%, 03/07/07	3,780
7,100	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VAR, 3.52%, 03/07/07	7,100
2,400	North Carolina Medical Care Commission, Lincoln Health Systems Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	2,400
10,200	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project, Rev., VAR, 3.68%, 03/01/07	10,200
12,000	North Carolina Medical Care Commission, Northeast Medical Center Project, Series A, Rev., VAR, 3.52%, 03/07/07	12,000
5,100	North Carolina Medical Care Commission., ACES, Pooled Equipment Financing Project, Rev., VAR, MBIA, 3.53%, 03/06/07	5,100
15,000	North Carolina Medical Care Commission, Union Regulation Medical Center Project, Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.67%, 03/01/07	15,000
14,900	North Carolina State University at Raleigh, Series B, Rev., VAR, 3.47%, 03/07/07	14,900
5,560	State of North Carolina, Public Improvement, Series D, GO, VAR, 3.53%, 03/07/07	5,560
13,900	Union County, Series B, GO, VAR, 3.64%, 03/01/07	13,900
20,265	University of North Carolina, Series C, Rev., VAR, 3.44%, 03/07/07	20,265
		370,785
	North Dakota — 0.2%
3,535	North Dakota State Housing Finance Agency, Series ROCS-RR-II-R-140, Rev., VAR, LIQ: Citibank N.A., 3.72%, 03/01/07	3,535
	North Dakota State Housing Finance Agency, Home Mortgage,
9,205	Series B, Rev., VAR, 3.59%, 03/07/07	9,205
22,650	Series C, Rev., VAR, 3.59%, 03/07/07	22,650
		35,390
	Ohio — 0.4%
6,285	Cincinnati City School District, Series ROCS-RR-II-R-4049, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	6,285
1,750	City of Cleveland, Series M, Rev., VAR, FSA, 3.63%, 03/01/07	1,750
3,610	Franklin County, Hospital, OhioHealth Corp., Series D, Rev., VAR, LOC: National City Bank, 3.51%, 03/07/07	3,610
7,800	Franklin County, Trinity Health Credit, Series C-1, Rev., VAR, FGIC, 3.53%, 03/07/07	7,800
16,300	Montgomery County, Catholic Health, Series B-2, Rev., VAR, 3.50%, 03/07/07	16,300
9,990	Municipal Securities Trust Certificates, Series 9047, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.57%, 03/01/07	9,990
4,995	Ohio State Turnpike Commission, Series ROCS-RR-II-R-51, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.70%, 03/01/07	4,995
10,200	Ohio State Water Development Authority, Multimodal, Water Development, Timken, Rev., VAR, LOC: Northern Trust Co., 3.52%, 03/07/07	10,200
7,755	State of Ohio, Series ROCS-RR II-R-208, GO, VAR, FSA, LIQ: Citibank N.A., 3.70%, 03/01/07	7,755
		68,685

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Oklahoma — 0.4%
28,500	Oklahoma Turnpike Authority, Second Senior Lien, Series B, Rev., VAR, XLCA, 3.62%, 03/01/07	28,500
9,000	Payne County EDA, OSUF Phase 3 Student Project, Series B, Rev., VAR, AMBAC, 3.67%, 03/01/07	9,000
9,600	Payne County EDA, Student Housing, OSUF Phase III Project, Rev., VAR, AMBAC, 3.68%, 03/01/07	9,600
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.66%, 03/01/07	10,490
6,500	Tulsa Industrial Authority, Justin Industries Project, Rev., VAR, LOC: Bank of New York, 3.67%, 03/01/07	6,500
		64,090
	Oregon — 1.0%
6,000	Oregon Health & Science University, OHSU Medical Group Project, Series A, Rev., VAR, LOC: Bank of New York, 3.52%, 03/07/07	6,000
9,290	Oregon State Department of Administrative Services, Series 89, COP, VAR, MBIA, LIQ: BNP Paribas, 3.71%, 03/07/07	9,290
5,140	Oregon State Department of Administrative Services, State Lottery, Series PT-1394, Rev., VAR, FSA, 3.72%, 03/01/07	5,140
47,035	Oregon State Department of Transportation, Sub Lien, Series B-2, Rev., VAR, LIQ: Dexia Credit Local, 3.63%, 03/01/07	47,035
	Oregon State Housing & Community Services Department,
10,000	Series C, Rev., VAR, AMT, 3.68%, 03/01/07	10,000
15,000	Series I, Rev., VAR, AMT, 3.58%, 03/07/07	15,000
7,630	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.75%, 03/01/07	7,630
5,000	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series L, Rev., VAR, 3.58%, 03/07/07	5,000
12,445	Portland Housing Authority, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VAR, AMT, FHLMC, LOC: Wells Fargo Bank N.A., 3.68%, 03/01/07	12,445
	State of Oregon,
16,200	Series 73-F, GO, VAR, 3.50%, 03/07/07	16,200
9,275	Series MT-229, Rev., VAR, 3.73%, 03/05/07	9,275
21,600	State of Oregon, Veterans Welfare, Series 83, GO, VAR, 3.53%, 03/07/07	21,600
		164,615
	Other — 8.4%
10,000	ABN AMRO Munitops Certificate Trust, Series 1999-9, Rev., VAR, PSF-GTD, 3.68%, 03/01/07 (e)	10,000
	ABN AMRO Munitops Certificate Trust, Multi-State,
13,280	Series 2000-10, VAR, MBIA, 3.68%, 03/01/07 (e)	13,280
16,685	Series 2000-13, Rev., VAR, PSF-GTD, 3.68%, 03/01/07	16,685
9,850	Series 2001-10, GO, VAR, MBIA, 3.70%, 03/01/07	9,850
15,010	Series 2001-21, GO, VAR, MBIA, 3.70%, 03/01/07	15,010
11,000	Series 2001-26, GO, VAR, PSF-GTD, 3.69%, 03/01/07	11,000
19,775	Series 2002-1, Rev., VAR, AMT, 3.80%, 03/01/07	19,775
9,995	Series 2002-3, Rev., VAR, GNMA COLL, 3.56%, 03/01/07	9,995
5,500	Series 2002-16, GO, VAR, PSF-GTD, 3.70%, 03/01/07 (e)	5,500
4,820	Series 2002-37, Rev., VAR, AMT, FHA, GNMA COLL, 3.60%, 03/01/07	4,820
10,750	Series 2004-8, GO, VAR, AMBAC. 3.65%, 11/08/07	10,750
16,280	Series 2004-43, GO, VAR, FGIC, 3.70%, 03/01/07	16,280
	Clipper Tax-Exempt Certificate Trust, Multi-State,
7,446	Series 2005-2, Rev., VAR, 3.80%, 03/01/07	7,446
11,550	Series 2005-30, Rev., VAR, 3.80%, 03/01/07	11,550
11,171	Clipper Tax-Exempt Certificate Trust, Series 2005-15, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.74%, 03/01/07	11,171
1,275	Clipper Tax-Exempt Trust, Series 1999-2, COP, VAR, AMT, 3.80%, 03/01/07	1,275
27,323	Clipper Tax-Exempt Trust, Weekly, Series 2002-9, COP, VAR, LIQ: State Street Bank & Trust Co., 3.80%, 03/01/07	27,323

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other — Continued
	Eagle Tax-Exempt Trust,
10,000	Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.71%, 03/01/07	10,000
17,315	Rev., VAR, MBIA, LIQ: Bayerische Landesbank, 3.69%, 03/01/07	17,315
	Eagle Tax-Exempt Trust, Option Mode, Weekly,
1,230	Series 1994-4904, GO, VAR, LIQ: Citibank N.A., 3.73%, 03/01/07	1,230
2,000	Series 2000-1601, Rev., VAR, LIQ: Citibank N.A., 3.71%, 03/01/07	2,000
	Eagle Tax-Exempt Trust, Weekly,
6,000	Series 2000-1003, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.71%, 03/01/07	6,000
14,850	Series 2000-3208, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.70%, 03/01/07	14,850
5,900	Series 2001-3801, Class A, VAR, AMBAC, LIQ: Citibank N.A., 3.71%, 03/01/07	5,900
2,420	Series 2001-4303, Class A, VAR, LIQ: Citibank N.A., 3.71%, 03/01/07	2,420
10,475	Series 2001-4304, Class A, GO, VAR, PSF-GTD, LIQ: Citibank N.A., 3.71%, 03/01/07	10,475
7,000	Series 2002-0301, Class A, Rev., VAR, LIQ: Citibank N.A., 3.71%, 03/01/07	7,000
3,000	Series 2002-4302, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.71%, 03/01/07	3,000
	Lehman Municipal Trust Receipts,
75,650	Series 07-P12, Regulation D, Rev., VAR, AMBAC, CIFG, FGIC, MBIA, XLCA, LIQ: Lehman Liquidity Co., 3.67%, 03/01/07	75,650
62,730	Series 07-P13, Regulation D, Rev., VAR, AMBAC, FGIC, MBIA, XLCA, LIQ: Lehman Liquidity Co., 3.67%, 03/01/07	62,730
21,800	Medium Term Tax-Exempt Multifamily Housing Trust, Series MT-274, Rev., VAR, 3.78%, 03/05/07	21,800
	Municipal Securities Pool Trust, Weekly Floating Rate Receipts,
8,045	Series SG-P-18, Rev., VAR, LIQ: Societe Generale, 3.78%, 03/01/07	8,045
11,120	Series SG-PG-17, Rev., VAR, LIQ: Societe Generale, 3.78%, 03/01/07	11,120
	Puttable Floating Option Tax-Exempt Receipts,
225,945	Series EC-001, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.90%, 03/01/07	225,945
325,010	Series EC-002, Rev., VAR, 3.90%, 03/05/07	325,010
205,775	Series EC-003, Rev., VAR, 3.90%, 03/05/07	205,775
8,500	Series PPT-34, 4.25%, 03/06/07	8,500
47,680	Series PPT-12, VAR, LIQ: Merrill Lynch Capital Services, 3.78%, 03/01/07	47,680
21,005	Series PZP-016, Rev., VAR, 3.75%, 03/05/07	21,005
29,900	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A , Rev., VAR, LIQ: FHLMC, 3.74%, 03/06/07	29,900
9,300	SunAmerica Trust, Series 2, Class A , Rev., VAR, FHLMC, LIQ: FHLMC, 3.80%, 03/01/07	9,300
		1,334,360
	Pennsylvania — 3.4%
6,745	Allegheny County Hospital Development Authority, Series PA-748, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.73%, 03/01/07	6,745
9,300	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Series B-1, Rev., VAR, 3.78%, 03/01/07	9,300
4,170	Berks County IDA, Kutztown University Foundation Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.67%, 03/01/07	4,170
13,380	Bucks County IDA, Law School Admission Council, Rev., VAR, LOC: Allied Irish Bank plc, 3.53%, 03/07/07	13,380
4,285	Chester County Health & Educational Facilities Authority, Barclay Friends Project, Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.53%, 03/07/07	4,285
15,000	City of Philadelphia, TRAN, GO, 4.50%, 06/29/07	15,035
10,000	City of Philadelphia, EAGLE, Series 7-2005-0050, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.71%, 03/01/07	10,000
340	City of Philadelphia, Gas Works, Series PA-1144, Rev., VAR, FSA, 3.70%, 03/01/07	340
4,900	City of Philadelphia IDA, 30th Street Station Project, Rev., VAR, MBIA, LIQ: Royal Bank of Scotland, 3.65%, 03/07/07	4,900
	City of Philadelphia, Water & Wastewater Systems,
16,465	Rev., VAR, FSA, 3.51%, 03/07/07	16,465
3,700	Series B, Rev., VAR, AMBAC, 3.51%, 03/07/07	3,700
7,850	Cornwall Lebanon School District, Series PT-2765, GO, VAR, FSA, 3.70%, 03/05/07	7,850
11,600	Emmaus General Authority, Loan Program, Series A, Rev., VAR, FSA, 3.67%, 03/01/07	11,600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Pennsylvania — Continued
4,040	Erie County Hospital Authority, Series 820, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	4,040
5,000	Harrisburg Authority, Water, Series A, Rev., VAR, FGIC, 3.70%, 03/01/07	5,000
9,475	Luzerne County IDA, Series ROCS-RR-II-R-93, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.70%, 03/01/07	9,475
13,330	Montgomery County IDA, PCR, Exelon Corp, Rev., VAR, LOC: Wachovia Bank N.A., 3.52%, 03/07/07	13,330
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manor Apartments Project,
4,710	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.65%, 03/01/07	4,710
1,900	Series T-2, Rev., VAR, LIQ: FNMA, 3.65%, 03/01/07	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.65%, 03/01/07	10,000
	Municipal Securities Trust Certificates,
9,890	Series 2001-9022, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.57%, 03/01/07	9,890
20,625	Series 7031, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.69%, 03/01/07	20,625
6,700	North Wales Water Authority, Rev., VAR, FSA, 3.63%, 03/01/07	6,700
6,400	Northampton County Higher Education Authority, Lafayette College, Series A, Rev., VAR, 3.65%, 03/01/07	6,400
37,000	Octorara Area School District, GO, VAR, FSA, 3.66%, 03/01/07	37,000
7,600	Pennsylvania Convention Center Authority, Series PT-1224, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.70%, 03/01/07	7,600
3,010	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.57%, 03/07/07	3,010
	Pennsylvania Higher Education Assistance Agency,
10,500	Series B, Rev., VAR, AMBAC, 3.58%, 03/07/07	10,500
13,250	Series C, Rev., VAR, AMBAC, 3.61%, 03/07/07	13,250
3,800	Pennsylvania Higher Educational Facilties Authority, Philadelphia University, Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.65%, 03/01/07	3,800
21,880	Pennsylvania Housing Finance Agency, Series 95-C, Rev., VAR, AMT, 3.52%, 03/07/07	21,880
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
5,505	Series 83-B, Rev., VAR, AMT, 3.52%, 03/07/07	5,505
14,200	Series 85-B, Rev., VAR, 3.52%, 03/07/07	14,200
17,000	Series 85-C, Rev., VAR, 3.52%, 03/07/07	17,000
12,800	Series 86-B, Rev., VAR, 3.55%, 03/07/07	12,800
11,780	Series 87-B, Rev., VAR, AMT, 3.52%, 03/07/07	11,780
26,600	Series 91-B, Rev., VAR, AMT, 3.55%, 03/07/07	26,600
1,820	Series 90-C, Rev., VAR, 3.55%, 03/07/07	1,820
32,770	Pennsylvania State Public School Building Authority, Series 1586, Rev., VAR, FSA, LIQ: Depfa Bank plc, 3.69%, 03/01/07	32,770
	Pennsylvania Turnpike Commission,
12,300	Series A-3, Rev., VAR, 3.52%, 03/07/07	12,300
5,200	Series B, Rev., VAR, 3.65%, 03/01/07	5,200
30,120	Series U, Rev., VAR, 3.65%, 03/01/07	30,120
12,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health, Series C, Rev., VAR, LOC: PNC Bank N.A., 3.68%, 03/01/07	12,000
	Sayre Health Care Facilities Authority, VHR Pennsylvania Capital Financing Project,
3,900	Series B, Rev., VAR, AMBAC, LIQ: Bank of New York, 3.53%, 03/07/07	3,900
945	Series F, Rev., VAR, AMBAC, 3.53%, 03/07/07	945
11,000	Series M, Rev., VAR, AMBAC, LIQ: Bank of New York, 3.53%, 03/07/07	11,000
10,000	Southcentral General Authority, Rev., VAR, AMBAC, 3.70%, 03/01/07	10,000
3,865	Southcentral General Authority, Wellspan Health Obligation, Series B, Rev., VAR, AMBAC, 3.51%, 03/07/07	3,865
	University of Pittsburgh, University Capital Project,
15,000	Series B, Rev., VAR, 3.50%, 03/07/07	15,000
6,500	Series C, Rev., VAR, 3.50%, 03/07/07	6,500
3,700	York General Authority, Pooled Financing, Harrisburg Parking Facilities Improvements, Sub Series 96-C, Rev., VAR, FSA, 3.67%, 03/01/07	3,700
		533,885

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Rhode Island — 0.5%
9,990	Narragansett Bay Commission, Wastewater System, Series A, Rev., VAR, MBIA, 3.52%, 03/07/07	9,990
4,760	Rhode Island Clean Water Finance Agency, PCR, Series PT-1535, Rev., VAR, 3.72%, 03/06/07	4,760
3,645	Rhode Island Health & Educational Building Corp., Series PT-2253, Rev., 3.72%, 03/01/07	3,645
2,390	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VAR, LOC: Fleet National Bank, 3.53%, 03/07/07	2,390
30,000	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VAR, 3.63%, 03/01/07	30,000
6,400	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital, Rev., VAR, LOC: Fleet National Bank, 3.53%, 03/07/07	6,400
13,540	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VAR, LIQ: Bank of New York, 3.52%, 03/07/07	13,540
1,300	Rhode Island Industrial Facilities Corp., Marine Terminal, Exxon-Mobil Project, Rev., VAR, 3.55%, 03/01/07	1,300
9,000	Rhode Island State & Providence Plantations, Series 720, GO, VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.69%, 03/01/07	9,000
3,830	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series B, GO, VAR, 3.48%, 03/07/07	3,830
		84,855
	South Carolina — 1.6%
16,335	ABN AMRO Munitops Certificate Trust, Series 2004-27, Rev., VAR, FGIC, 3.69%, 03/01/07	16,335
20,325	Charleston County School District Development Corp., GO, SCSDE, 4.00%, 03/01/07	20,325
3,000	Cherokee County IDB, Oshkosh Truck Project, Rev., VAR, LOC: Bank of America N.A., 3.62%, 03/07/07	3,000
15,000	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	15,000
	Greenville County School District,
40,000	GO, SCSDE, 4.50%, 06/01/07	40,094
1,350	Series 982, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	1,350
	Greenville Hospital System Board,
3,750	Series A, Rev., VAR, AMBAC, 3.64%, 03/01/07	3,750
13,100	Series B, Rev., VAR, AMBAC, 3.64%, 03/01/07	13,100
10,000	Series C, Rev., VAR, AMBAC, 3.64%, 03/01/07	10,000
	Piedmont Municipal Power Agency, Electric,
28,250	Series B, Rev., VAR, MBIA, 3.53%, 03/07/07	28,250
10,100	Series C, Rev., VAR, MBIA, 3.53%, 03/07/07	10,100
34,975	Sub Series B-5, Rev., VAR, MBIA, 3.53%, 03/07/07	34,975
19,600	Sub Series B-6, Rev., VAR, MBIA, 3.52%, 03/07/07	19,600
1,200	South Carolina Educational Facilities Authority, Morris College Project, Rev., VAR, LOC: Bank of America N.A., 3.72%, 03/01/07	1,200
900	South Carolina Jobs & EDA, Concept Packaging Group Project, Rev., VAR, LOC: Bank of America N.A., 3.77%, 03/01/07	900
9,110	South Carolina Jobs & EDA, Medical University Facilities Corp. Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.67%, 03/01/07	9,110
2,505	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VAR, LOC: Bank of America N.A., 3.72%, 03/01/07	2,505
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VAR, LOC: Bank of New York, 3.58%, 03/07/07	4,600
5,220	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VAR, LOC: Bank of America N.A., 3.58%, 03/07/07	5,220
1,950	South Carolina Jobs & EDA, Valley Proteins, Inc., Project, Rev., VAR, LOC: U.S. Bank N.A., 3.72%, 03/01/07	1,950
2,145	South Carolina State Housing Finance & Development Authority, Reference Rent Housing Greenville, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.66%, 03/01/07	2,145
5,205	South Carolina State Public Service Authority, Series PT-1525, Rev., VAR, FSA, 3.72%, 03/01/07	5,205
		248,714
	South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
10,500	Series C-1, Rev., VAR, 3.63%, 03/01/07	10,500
5,000	Series F, Rev., VAR, 3.68%, 03/01/07	5,000
5,000	Series G, Rev., VAR, 3.57%, 03/07/07	5,000
		20,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Tennessee — 3.7%
5,000	ABN AMRO Munitops Certificate Trust, Series 2002-25, GO, VAR, MBIA, 3.69%, 03/01/07	5,000
	Blount County Public Building Authority, Local Government Public Improvement,
10,345	Series A-3-A, Rev., VAR, AMBAC, 3.64%, 03/01/07	10,345
12,500	Series A-4-A, Rev., VAR, 3.63%, 03/01/07	12,500
5,400	Series A-8-A, Rev., VAR, AMBAC, 3.68%, 03/01/07	5,400
2,700	Series A-8-B, Rev., VAR, AMBAC, 3.68%, 03/01/07	2,700
14,800	Series D-6-A, Rev., VAR, XLCA, 3.64%, 03/01/07	14,800
24,300	Series D-8-A, Rev., VAR, XLCA, 3.64%, 03/01/07	24,300
8,000	Series D-8-C, Rev., VAR, XLCA, 3.64%, 03/01/07	8,000
8,860	City of Memphis, Series ROCS-RR-II-6033, GO, VAR, MBIA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	8,860
100	City of South Pittsburg IDB, Lodge Manufacturing Co. Project, Rev., VAR, LOC: Suntrust Bank, 3.71%, 03/07/07	100
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
23,350	Rev., VAR, LOC: Bank of America N.A., 3.65%, 03/01/07	23,350
7,055	Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	7,055
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.72%, 03/01/07	3,000
8,100	Loudon IDB, A.E. Staley Manufacturing Co. Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.67%, 03/01/07	8,100
14,475	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Project,, Rev., VAR, FHLMC, LIQ: FHLMC, 3.67%, 03/01/07	14,475
2,415	Metropolitan Government Nashville & Davidson County, Series PT-1526, Rev., VAR, AMBAC, 3.72%, 03/01/07	2,415
50,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Ascension Health Credit, Series B-1, Rev., VAR, 3.72%, 08/03/07	50,000
9,200	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Belmont University Project, Rev., VAR, LOC: Suntrust Bank, 3.51%, 03/07/07	9,200
14,100	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series B, Rev., VAR, 3.65%, 03/01/07	14,100
2,425	Metropolitan Government Nashville & Davidson County IDB, Country Music Hall of Fame, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	2,425
3,015	Metropolitan Government Nashville & Davidson County IDB, L&S LLC Project, Rev., VAR, LOC: Bank of New York, 3.72%, 03/01/07	3,015
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
31,010	Rev., VAR, LOC: Bank of America N.A., 3.65%, 03/01/07	31,010
32,660	Rev., VAR, LOC: Bank of America N.A., 3.65%, 03/01/07	32,660
	Sevier County Public Building Authority, Local Government Public Improvement,
15,500	Series 6-A1, Rev., VAR, 3.63%, 03/01/07	15,500
1,500	Series II-A-1, Rev., VAR, AMBAC, 3.68%, 03/01/07	1,500
2,500	Series II-A-2, Rev., VAR, AMBAC, 3.68%, 03/01/07	2,500
6,000	Series II-C-2, Rev., VAR, AMBAC, 3.68%, 03/01/07	6,000
835	Series II-D-3, Rev., VAR, AMBAC, 3.68%, 03/01/07	835
2,900	Series III-B-3, Rev., VAR, AMBAC, 3.68%, 03/01/07	2,900
8,800	Series III-C-5, Rev., VAR, AMBAC, 3.68%, 03/01/07	8,800
1,600	Series III-D-3, Rev., VAR, AMBAC, 3.68%, 03/01/07	1,600
2,500	Series III-E-3, Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.68%, 03/01/07	2,500
27,065	Series III-F, Rev., VAR, AMBAC, LIQ: Landesbank Hessen Thueringen, 3.68%, 03/01/07	27,065
12,500	Series VI-B-1, Rev., VAR, 3.64%, 03/01/07	12,500
4,075	Series VI-C-3, Rev., VAR, AMBAC, 3.64%, 03/01/07	4,075
9,550	Series VI-G-1, Rev., VAR, XLCA, 3.64%, 03/01/07	9,550
15,675	Series V1-H-1, Rev., VAR, AMBAC, 3.64%, 03/01/07	15,675

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
75,000	Sevierville Public Building Authority, Government Public Improvement, Rev., VAR, XLCA, 3.62%, 03/01/07	75,000
20,000	Shelby County Health Educational & Housing Facilities Board, Series PA-1277, Rev., VAR, 3.73%, 03/01/07	20,000
4,990	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	4,990
41,985	Tennessee Energy Acquisition Corp., Series 1580, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	41,985
31,000	TRS Trust, Series F6, Regulation D, Rev., VAR, LIQ: Lehman Brothers Special Financing, 3.62%, 03/07/07	31,000
		576,785
	Texas — 9.4%
	ABN AMRO Munitops Certificate Trust,
17,990	Series 2005-45, Rev., VAR, 3.65%, 05/08/07	17,990
9,945	Series 2006-54, GO, VAR, PSF-GTD, 3.70%, 03/01/07	9,945
6,040	Series 2006-77, GO, VAR, PSF-GTD, 3.72%, 03/01/07	6,040
19,010	Series 2007-14, GO, VAR, MBIA, 3.70%, 03/01/07	19,010
38,545	Aldine Independent School District, School Buildings, GO, VAR, PSF-GTD, 3.72%, 06/15/07	38,545
7,505	Alief Independent School District, Series PT-2767, GO, VAR, PSF-GTD, 3.72%, 03/05/07	7,505
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	9,100
	Brazos River Authority, PCR,
27,500	Series D-1, Rev., VAR, LOC: Wachovia Bank N.A., 3.56%, 03/07/07	27,500
6,530	Series PT-679, Rev., VAR, MBIA, 3.71%, 03/01/07	6,530
12,900	Capital Area Housing Finance Corp., Series ROCS-RR-II-R-773CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.76%, 03/01/07	12,900
7,260	Carroll Independent School District, Series PT-2744, GO, VAR, PSF-GTD, LIQ: Merrill Lynch Capital Services, 3.72%, 03/05/07	7,260
48,890	City of Austin, Hotel Occupancy Tax, Sub Lien, Rev., VAR, CIFG, 3.65%, 03/01/07	48,890
14,560	City of Austin, Water & Wastewater Systems, Merlots, Series LLL, Rev., VAR., MBIA, 3.56%, 03/07/07	14,560
13,175	City of El Paso, Series PT-2676, Rev., VAR, AMBAC, 3.72%, 03/01/07	13,175
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VAR, FSA, LIQ: Societe Generale, 3.69%, 03/01/07	17,500
11,000	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VAR, AMT, FSA, 3.58%, 03/07/07	11,000
78,900	City of Katy, Independent School District, CSH Building, Series C, GO, VAR, PSF-GTD, 3.66%, 03/01/07	78,900
12,035	City of Richardson, Refinancing & Improvement, GO, VAR, 3.72%, 06/15/07	12,035
	City of San Antonio, Electric & Gas,
10,460	Series PT-1498, Rev., VAR, 3.73%, 03/01/07	10,460
4,195	Series SG-105, GO, LOC: Societe Generale, 3.71%, 03/01/07	4,195
11,000	City of San Antonio, Electric & Gas, Systems, Junior Lien, Rev., VAR, 3.56%, 03/07/07	11,000
3,000	City of San Antonio, Municipal Drainage Utilities, Series 1089, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	3,000
6,435	City of San Antonio, Water, Series SG-159, Rev., VAR, FSA, 3.68%, 03/01/07	6,435
10,000	City of Tyler, Municipal Securities Trust Receipts, Waterworks & Sewer, Series SGA-112, Rev., VAR, FGIC, LIQ: Societe Generale, 3.65%, 03/01/07	10,000
20,000	Clipper Tax-Exempt Certificate Trust, Series 2007-4, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.70%, 03/01/07	20,000
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bend Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	8,719
19,040	Crawford Education Facilities Corp., Higher Education, Southwestern University Project, Series B, Rev., VAR, 3.66%, 03/01/07	19,040
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Flight Safety Project, Rev., VAR, 3.70%, 03/01/07	5,000
11,230	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	11,230

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
5,000	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VAR, MBIA, PSF-GTD, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	5,000
13,850	Eclipse Funding Trust, Solar Eclipse, North, Series 2006-0058, GO, VAR, MBIA-IBC, PSF-GTD, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	13,850
5,000	Greater East Texas Higher Education Authority, Series B, Rev., VAR, LOC: State Street Bank & Trust Co, 3.71%, 03/01/07	5,000
	Greater Texas Student Loan Corp.,
14,350	Series A, Rev., VAR, LOC: State Street Bank & Trust Co, 3.71%, 03/01/07	14,350
25,000	Series A, Rev., VAR, LOC: State Street Bank & Trust Co, 3.71%, 03/01/07	25,000
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.59%, 03/01/07	5,000
2,890	Harris County, Series ROCS-RR-II-R-1029, Rev., VAR, FSA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	2,890
9,605	Harris County Health Facilities Development Corp., Series PT-2350, Rev., VAR, 3.70%, 03/01/07	9,605
5,100	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project, Series A, Rev., VAR, LOC: Suntrust Bank N.A., 3.67%, 03/01/07	5,100
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts, Series SG-139, Rev., VAR, 3.71%, 03/01/07	29,245
28,755	Houston Independent School District, Series ROCS-RR-II-R-408, GO, VAR, PSF-GTD, LIQ: Citibank N.A., 3.70%, 03/01/07	28,755
14,000	Houston Independent School District, School House, GO, VAR, 3.63%, 06/15/07	14,000
21,260	Lamar Consolidated Independent School District, School House, GO, VAR, PSF-GTD, 3.62%, 09/07/07	21,260
5,710	Leander Independent School District, Series ROCS-RR-II-R-2143, GO, VAR, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	5,710
	Lower Colorado River Authority,
19,425	Series PA-590, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.72%, 03/01/07	19,425
3,610	Series PT-1523, Rev., VAR, MBIA, 3.72%, 03/01/07	3,610
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
250	Series A, Rev., VAR, 3.55%, 03/01/07	250
400	Series A-2, Rev., VAR, 3.55%, 03/01/07	400
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.59%, 03/01/07 (e)	5,455
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.59%, 03/01/07	5,290
10,240	Municipal Securities Trust Certificates, Series 2006-260, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.61%, 03/01/07	10,240
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.68%, 03/01/07	17,050
7,810	North Central Texas Health Facility Development Corp., Series PT-1411, Rev., VAR, AMBAC, 3.72%, 03/01/07	7,810
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.69%, 03/01/07	20,000
	North Texas Higher Education Authority,
10,100	Series A, Rev., VAR, AMBAC, 3.57%, 03/07/07	10,100
13,000	Series A, Rev., VAR, AMT, AMBAC, 3.57%, 03/07/07	13,000
10,000	Series A, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.57%, 03/07/07	10,000
9,000	Series C, Rev., VAR, AMBAC, 3.57%, 03/07/07	9,000
20,000	North Texas Tollway Authority, Interest Accrual, Series C, Rev., VAR, FGIC, 3.55%, 03/07/07	20,000
	Panhandle-Plains Higher Education Authority, Inc.,
4,100	Series A, Rev., VAR, MBIA, 3.58%, 03/07/07	4,100
3,300	Series B, Rev., VAR, MBIA, 3.58%, 03/07/07	3,300
18,000	Pasadena Independent School District, Series A, GO, VAR, PSF-GTD, 3.66%, 03/01/07	18,000
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts, Series SGA-101, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.59%, 03/01/07	11,735
9,000	Port of Port Arthur Navigation District, Texaco, Inc. Project, Rev., VAR, 3.64%, 03/01/07	9,000

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
135	Southeast Texas Housing Finance Corp., Single Family Mortgage, Series 938, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.72%, 03/01/07	135
7,355	Southwest Independent School District, Series DB-142, GO, VAR, PSF-GTD, LIQ: Deutsche Bank AG, 3.71%, 03/05/07	7,355
367,300	State of Texas, TRAN, 4.50%, 08/31/07	368,971
50,000	State of Texas, College Student Loan, GO, VAR, 3.73%, 08/01/07	50,000
68,510	State of Texas, Mobility Fund, Series B, GO, VAR, 3.49%, 03/07/07	68,510
11,000	State of Texas, Mobility Fund, Multimodal, Series B, GO, VAR, 3.52%, 09/05/07	11,000
	State of Texas, Veterans Housing Assistance,
3,610	Series A-1, GO, VAR, LIQ: Texas State Treasurer, 3.56%, 03/07/07	3,610
8,160	Series II-A, GO, VAR, 3.58%, 03/07/07	8,160
13,955	Series II-B, GO, VAR, 3.58%, 03/07/07	13,955
14,030	Strategic Housing Finance Corp., Series ROCS-RR-II-R-700CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.73%, 03/01/07	14,030
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VAR, FNMA, LIQ: FNMA, 3.54%, 03/07/07	8,700
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.72%, 03/01/07	5,000
10,250	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Senior, Rev., VAR, FHLMC, LIQ: FHLMC, 3.72%, 03/01/07	10,250
1,075	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VAR, FHLMC, LIQ: FHLMC, 3.60%, 03/07/07	1,075
10,100	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series B, Rev., VAR, AMT, FSA, 3.57%, 03/07/07	10,100
26,265	Texas Small Business Industrial Development Corp., Public Facilities Capital Access, Rev., VAR, LOC: Bank of America N.A., 3.56%, 03/07/07	26,265
12,553	Texas State Affordable Housing Corp., Series 1315, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.75%, 03/01/07	12,552
5,500	Trinity River Authority, Series ROCS-RR-II-R-2006, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.70%, 03/18/08	5,500
5,235	University of Texas, Series 2003-19, Rev., VAR, LIQ: BNP Paribas, 3.71%, 03/01/07	5,235
7,743	Victoria County, Series 959, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	7,743
		1,488,140
	Utah — 1.4%
	Central Utah Water Conservancy District,
19,400	Series A, GO, VAR, AMBAC, 3.52%, 03/07/07	19,400
65,400	Series B, GO, VAR, AMBAC, 3.52%, 03/07/07	65,400
13,400	Series B, Rev., VAR, AMBAC, 3.52%, 03/07/07	13,400
9,400	City of Murray, Murray City Hospital, IHC Health Services, Inc., Series D, Rev., VAR, 3.63%, 03/01/07	9,400
28,560	University of Utah, Floating Rate Trust Receipts, Series N-15, Regulation D, Rev., VAR, MBIA, 3.57%, 03/07/07	28,560
	Utah Housing Corp., Single Family Mortgage,
12,500	Series E, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.58%, 03/07/07	12,500
6,870	Series E-1, Class I, Rev., VAR, 3.58%, 03/07/07	6,870
10,950	Series E-2, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.58%, 03/07/07	10,950
8,140	Series F, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.58%, 03/07/07	8,140
	Utah Housing Finance Agency, Single Family Mortgage,
4,600	Series C-1, Class I, Rev., VAR, 3.58%, 03/07/07	4,600
6,510	Series D-1, Rev., VAR, AMT, 3.58%, 03/07/07	6,510
4,105	Series E-1, Rev., VAR, AMT, LIQ: Bayerische Landesbank, 3.58%, 03/07/07	4,105
4,935	Series F-2, Class I, Rev., VAR, 3.58%, 03/07/07	4,935
	Utah State Board of Regents,
1,000	Series L, Rev., VAR, AMT, AMBAC, 3.57%, 03/07/07	1,000
20,000	Series W, Rev., VAR, AMT, AMBAC, 3.57%, 03/07/07	20,000
		215,770

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Vermont — 0.5%
6,970	Vermont Educational & Health Buildings Financing Agency, St. Johnsbury Academy Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.67%, 03/01/07	6,970
	Vermont Educational & Health Buildings Financing Agency, Hospital, VHA New England,
5,900	Series D, Rev., VAR, AMBAC, 3.53%, 03/07/07	5,900
8,300	Series G, Rev., VAR, AMBAC, LIQ: Bank of New York, 3.53%, 03/07/07	8,300
	Vermont Housing Finance Agency, Single-Family,
10,380	Series 21A, Rev., VAR, AMT, FSA, 3.57%, 03/07/07	10,380
11,200	Series 22, Rev., VAR, AMT, FSA, 3.57%, 03/07/07	11,200
12,945	Series 25A, Rev., VAR, AMT, FSA, 3.57%, 03/07/07	12,945
	Vermont Student Assistance Corp.,
5,000	Rev., VAR, LOC: State Street Bank & Trust Co., 3.66%, 03/01/07	5,000
10,000	Senior Series QQ, Rev., VAR, AMBAC, 3.57%, 03/07/07	10,000
		70,695
	Virginia — 1.4%
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital, Series A, Rev., VAR, LOC: Suntrust Bank, 3.52%, 03/07/07	8,000
7,950	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	7,950
23,170	City of Richmond IDA, Educational Facilities Church Schools, Rev., VAR, LOC: Suntrust Bank, 3.62%, 03/01/07	23,170
17,955	Clipper Tax-Exempt Certificate Trust, Series 2005-38, Rev., VAR, 3.69%, 03/01/07	17,955
9,000	James City County IDA, Multi-Family Housing, Chambrel Project, Rev., VAR, FNMA, LIQ: FNMA, 3.66%, 03/01/07	9,000
21,905	Loudoun County IDA, Howard Hughes Medical, Series D, Rev., VAR, 3.53%, 03/07/07	21,905
	Lynchburg IDA, VHA Mid-Atlantic/Capital,
3,600	Series D, Rev., VAR, AMBAC, 3.53%, 03/07/07	3,600
200	Series G, Rev., VAR, AMBAC, 3.53%, 03/07/07	200
27,350	Montgomery County IDA, Virginia Tech Foundation, Rev., VAR, LOC: Bank of America N.A., 3.62%, 03/01/07	27,350
11,060	Municipal Securities Trust Certificates, Series 2001-130, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.67%, 03/01/07 (e)	11,060
5,000	University of Virginia, EAGLE, Series 2006-0017, Rev., VAR, LIQ: Citibank N.A., 3.71%, 03/01/07	5,000
14,000	Virginia College Building Authority, Shenandoah University Project, Rev., VAR, LOC: Branch Banking & Trust, 3.62%, 03/01/07	14,000
5,707	Virginia Commonwealth Transportation Board, Series 727, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.69%, 03/01/07	5,707
23,590	Virginia Commonwealth Transportation Board, Floating Rate Receipts, Series SG-137, Rev., VAR, LIQ: Societe Generale, 3.67%, 03/01/07	23,590
26,300	Virginia Commonwealth University, Series B, Rev., VAR, AMBAC, 3.62%, 03/01/07	26,300
13,300	Virginia Public Building Authority, Series D, Rev., VAR, 3.61%, 03/01/07	13,300
4,895	Virginia Public School Authority, Series ROCS-RR-II-R-4050, Rev., VAR, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	4,895
5,415	Virginia Resources Authority, Infrastructure, Series ROCS-RR-II-R-249, Rev., VAR, LIQ: Citibank N.A., 3.70%, 03/01/07	5,415
		228,397
	Washington — 1.8%
13,040	ABN AMRO Munitops Certificate Trust, Series 2005-51, GO, VAR, FSA, 3.70%, 03/01/07	13,040
4,955	Central Puget Sound Regional Transportation Authority, Series ROCS-RR-II-R-7004, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.70%, 03/01/07	4,955
7,215	Central Washington University, Series PT-2251, Rev., VAR, FGIC, 3.72%, 03/01/07	7,215
13,200	City of Seattle, Municipal Light & Power, Municipal Securities Trust Receipts, Series SGA-96, Rev., VAR, MBIA, LIQ: Societe Generale, 3.65%, 03/01/07	13,200
11,780	City of Seattle, Municipal Light & Power, Series PT-1421, Rev., VAR, FSA, 3.72%, 03/01/07	11,780
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VAR, LIQ: Societe Generale, 3.59%, 03/01/07	4,000
11,105	City of Tacoma, Electric Systems, Series PT-1404, Rev., VAR, AMBAC, 3.72%, 03/01/07	11,105

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Washington — Continued
	Eclipse Funding Trust, Solar Eclipse,
15,545	Series 2005-0001, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	15,545
11,000	Series 2006-0009, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	11,000
6,995	Energy Northwest Electric, Series PT-734, Rev., VAR, MBIA, 3.71%, 03/06/07	6,995
20,500	Grant County Public Utility District No. 2, Priest Rapids, Series ROCS-RR-II-R-4088, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	20,500
	King County,
11,020	Series PT-2170, GO, VAR, AMBAC, 3.72%, 03/07/07	11,020
5,260	Series ROCS-RR-II-R-1028, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	5,260
12,000	King County, Sewer, Series 1200, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	12,000
	Port of Seattle,
4,430	Series PT-728, Rev., VAR, FGIC, 3.73%, 03/01/07	4,430
6,080	Series PT-2171, Rev., VAR, FGIC, 3.73%, 03/01/07	6,080
8,000	Sub Lien, Rev., VAR, AMT, LOC: Fortis Bank N.V., 3.57%, 03/07/07	8,000
995	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VAR, LOC: U.S. Bank N.A., 3.72%, 03/01/07	995
9,840	Skagit County Public Hospital District No. 1, Series ROCS-RR-II-R-2126, GO, VAR, MBIA, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	9,840
6,050	Skagit County Public Hospital District No. 2, Series PT-2410, GO, VAR, MBIA, 3.72%, 03/01/07	6,050
12,100	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VAR, LOC: Bank of America N.A., 3.55%, 03/07/07	12,100
3,900	Snohomish County Public Utility District No 1, Series A-2, Rev., VAR, FSA, 3.51%, 03/07/07	3,900
16,600	Snohomish County Public Utility District No.1, Generation Systems, Series A, Rev., VAR, FSA, 3.51%, 03/07/07	16,600
36,000	Washington Health Care Facilities Authority, Swedish Health Services, Rev., VAR, LOC: Citibank N.A., 3.61%, 03/07/07	36,000
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A, 3.74%, 03/01/07	2,545
15,945	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VAR, LOC: Bank of America N.A., 3.65%, 03/01/07	15,945
2,810	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	2,810
13,360	Washington State Public Power Supply System, Project No. 3 Electric, Series 3A, Rev., VAR, MBIA, 3.51%, 03/07/07	13,360
		286,270
	West Virginia — 0.5%
19,655	Eclipse Funding Trust, Solar Eclipse, Series 2006-0132, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	19,655
3,000	Municipal Securities Trust Certificates, Series 9026, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.59%, 03/01/07	3,000
2,815	West Virginia EDA, IDR, Gemark Services, Rev., VAR, LOC: Bank of New York, 3.72%, 03/01/07	2,815
5,765	West Virginia State Building Commission, Series PA-520 Rev., 3.73%, 03/06/07	5,765
	West Virginia State Hospital Finance Authority, VHA Mid-Atlantic/Capital,
4,000	Series C, Rev., VAR, AMBAC, 3.53%, 03/07/07	4,000
5,700	Series D, Rev., VAR, AMBAC, 3.53%, 03/07/07	5,700
5,000	Series E, Rev., VAR, AMBAC, 3.53%, 03/07/07	5,000
9,200	Series G, Rev., VAR, AMBAC, 3.53%, 03/07/07	9,200
7,100	Series H, Rev., VAR, AMBAC, 3.53%, 03/07/07	7,100
	West Virginia State Parkways Economic Development & Tourism Authority,
9,670	Rev., VAR, FGIC, 3.50%, 03/07/07	9,670
		71,905
	Wisconsin — 1.3%
	City of Milwaukee,
46,500	Rev., RAN, 4.50%, 08/30/07	46,708
21,000	Series V8, GO, VAR, 3.55%, 03/07/07	21,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Wisconsin — Continued
	Dane County,
6,875	Series ROCS-RR-II-R-2003, GO, VAR, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	6,875
5,740	Series ROCS-RR-II-R-4504, GO, VAR, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	5,740
10,000	Eclipse Funding Trust, Solar Eclipse, Series 2007-0029, Rev., VAR, AMBAC-TCRS-BNY, LIQ: U.S. Bank N.A., 3.69%, 03/01/07	10,000
	Wisconsin Housing & EDA,
4,000	Series A, Rev., VAR, 3.56%, 03/05/07	4,000
3,765	Series D, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.55%, 03/07/07	3,765
7,285	Series E, Rev., VAR, 3.58%, 03/07/07	7,285
3,405	Series E, Rev., VAR, FSA, 3.55%, 03/07/07	3,405
3,355	Series E, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.55%, 03/07/07	3,355
5,180	Series F, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.55%, 03/07/07	5,180
4,105	Series G, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.55%, 03/07/07	4,105
17,420	Series H, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.55%, 03/05/07	17,420
5,090	Series I, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.49%, 03/07/07	5,090
47,900	Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Health, Series B, Rev., VAR, AMBAC, 3.65%,03/01/07	47,900
10,000	Wisconsin State Health & Educational Facilities Authority, University of Wisconsin Medical Foundation, Rev., VAR, LOC: LaSalle Bank N.A., 3.51%, 03/01/07	10,000
		201,828
	Wyoming — 0.6%
95,000	Campbell County IDR, Two Electric Power Generation Station Project, Rev., VAR, 3.80%, 11/30/07	95,000
300	Sublette County, Exxon Project, Series A, Rev., VAR, 3.60%, 03/01/07	300
		95,300
	Total Municipal Bonds (Cost $14,893,910)	14,893,910
	Total Investments — 99.8% (Cost $15,790,840)*	15,790,840
	Other Assets In Excess of Liabilities — 0.2%	33,830
	NET ASSETS — 100.0%	$15,824,670

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 12.1% (n)
	District of Columbia — 0.2%
5,000	Metropolitan Washington Airports Authority, LOC: Bank of America, 3.56%, 03/08/07	5,000
	Florida — 3.3%
2,400	Florida Local Government Finance Commission, LIQ: Wachovia Bank, N.A., 3.60%, 04/12/07	2,400
25,718	Miami Dade Airport, AMT, LOC’s: BNP Paribas/ Dexia Credit Local, 3.55%, 06/01/07	25,718
	Miami Dade County, LOC’s: BNP Paribas/Dexia Credit Local,
25,064	AMT, 3.57%, 06/01/07	25,064
36,501	AMT, 3.60%, 06/01/07	36,501
25,255	Sunshine State Municipal, LIQ: Depfa Bank plc, 3.70%, 04/02/07	25,255
		114,938
	Indiana — 1.0%
34,000	Indiana Development Finance Authority, LOC: Landes Bank Hessen-Thueringen, 3.51%, 03/08/07	34,000
	Michigan — 2.8%
21,000	Detroit Sewer Disposal, Second Lien, Series E, Rev., VAR, FGIC, LIQ: Depha Bank plc, 3.78%, 07/12/07	21,000
3,000	Michigan State Housing Development Authority, 3.57%, 04/02/07	3,000
	State of Michigan,
6,600	LOC: Landes Bank Hessen-Thueringen, 3.61%, 04/03/07	6,600
6,000	LOC: Landes Bank Hessen-Thueringen, 3.65%, 03/06/07	6,000
20,145	LOC’s: State Street Bank & Trust Co./Bank of New York, 3.68%, 03/28/07	20,145
39,000	University of Michigan, 3.65%, 04/02/07	39,000
		95,745
	Minnesota — 2.1%
41,500	Rochester, Minnesota Health Care Facilities (Mayo Clinic), Series D, LIQ: Wells Fargo Bank N.A., 3.57%, 03/02/07	41,500
30,500	University of Minnesota, 3.52%, 03/05/07	30,500
		72,000
	Nevada — 0.7%
	Las Vegas Valley Water District, LIQ: BNP Paribas/Lloyd TSB Bank plc,
12,400	3.55%, 04/04/07	12,400
12,000	3.60%, 04/03/07	12,000
		24,400
	Ohio — 0.8%
	Cuyahoga County, LIQ: Bank of America,
11,000	3.52%, 03/07/07	11,000
10,000	3.64%, 07/11/07	10,000
7,000	Ohio State University, 3.52%, 03/01/07	7,000
		28,000
	Texas — 0.6%
20,000	Texas Municipal Power Agency, LIQ: Bayerische Landes Bank, 3.58%, 04/02/07	20,000
	Washington — 0.6%
	Metropolitan Washington Airports Authority,
11,000	3.60%, 03/06/07	11,000
5,500	3.63%, 03/08/07	5,500
4,900	University of Washington, LOC: KBC Bank, 3.53%, 04/02/07	4,900
		21,400
	Total Commercial Paper (Cost $415,483)	415,483
Daily Demand Notes — 9.4%
	California — 0.2%
6,600	Regional Airports Improvement Corp., Los Angeles International Airport, Rev., VAR, LOC: Societe Generale, 3.71%, 03/01/07	6,600
	Kentucky — 2.2%
18,100	Louisville Regional Airport Authority, OH LLC Project, Series A, Rev., VAR, 3.70%, 03/01/07	18,100
59,075	Louisville & Jefferson County, Regional Airport Authority, UPS Worldwide Forwarding, Series A, Rev., VAR, 3.66%, 03/01/07	59,075
		77,175
	Louisiana — 2.0%
29,385	City of Plaquemines Parish, Environmental Facilities, BP Exploration & Oil Project, Rev., VAR, AMT, 3.69%, 03/01/07	29,385
23,400	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VAR, AMT, 3.70%, 03/01/07	23,400
15,500	Saint Bernard Parish, Environmental Facilities, Mobil Oil Project, Rev., VAR, 3.60%, 03/01/07	15,500
		68,285
	Michigan — 0.5%
	Michigan State Hospital Finance Authority, Trinity Health Credit,
5,340	Series F, Rev., VAR, 3.63%, 03/01/07	5,340

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	Michigan — Continued
2,085	Series G, Rev., VAR, CIFG, 3.63%, 03/01/07	2,085
	Michigan State Housing Development Authority,
2,000	Series A, Rev., VAR, AMT, FSA, 3.70%, 03/01/07	2,000
9,300	Series C, Rev., VAR, AMT, FSA, 3.70%, 03/01/07	9,300
		18,725
	New York — 0.1%
3,260	Metropolitan Transportation Authority, Series G, Rev., VAR, LOC: BNP Paribas, 3.64%, 03/01/07	3,260
	Ohio — 1.4%
1,465	Ohio Air Quality Development Authority, Pollution Control, Series C, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.70%, 03/01/07	1,465
8,980	Ohio State Water Development Authority, Edison Co. Project, Series 1998-BP, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.68%, 03/01/07	8,980
1,810	State of Ohio, BP Chemical, Inc. Project Rev., VAR, AMT, 3.68%, 03/01/07	1,810
5,100	State of Ohio, Higher Education Facilities, Case Western Reserve Series A, Rev., VAR, 3.66%, 03/01/07	5,100
20,185	State of Ohio, Solid Waste, BP Exploration & Oil Project Series 2000-BP, Rev., VAR, AMT, GTY: BP North America 3.68%, 03/01/07	20,185
4,100	State of Ohio, Solid Waste, BP Products North America, Rev., VAR, AMT, GTY: BP North America, 3.68%, 03/01/07	4,100
4,900	University of Toledo, Rev., VAR, FGIC, 3.64%, 03/01/07	4,900
		46,540
	Oregon — 0.3%
8,700	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., SO, VAR, LOC: Bank of America N.A., 3.71%, 03/01/07	8,700
	Pennsylvania — 1.2%
10,600	Harris County, Industrial Development Corp., PCR, Exxon Project, Rev., VAR, 3.60%, 03/01/07	10,600
31,100	Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Series B, Rev., VAR, 3.60%, 03/01/07	31,100
		41,700
	Texas — 0.8%
20,000	Gulf Coast IDA, Citgo Petroleum Corp. Project, Rev., VAR, LOC: Royal Bank of Scotland, 3.69%, 03/01/07	20,000
6,350	West Side Calhoun Country Naval District, BP Chemical, Inc. Project, Rev., VAR, 3.69%, 03/01/07	6,350
		26,350
	Virginia — 0.4%
	King George County IDA, Birchwood Power Partners,
10,400	Series A, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 3.75%, 03/01/07	10,400
4,200	Series B, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 3.75%, 03/01/07	4,200
		14,600
	Wyoming — 0.3%
11,000	Sublette County, Exxon Project, Series B, Rev., VAR, 3.60%, 03/01/07	11,000
	Total Daily Demand Notes (Cost $322,935)	322,935
Municipal Bonds — 11.7%
	Arizona — 0.9%
31,475	Phoenix Civic Improvement Corp., Series 1122, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/02/07	31,475
	California — 0.7%
11,000	City of Oakland, TRAN, 4.50%, 07/17/07	11,033
13,000	County of Los Angeles, Metropolitan Transit Authority, Series A, TRAN, Rev., 4.50%, 06/29/07	13,041
		24,074
	Colorado — 2.6%
15,000	Colorado Housing & Finance Authority, Single Family, Series CL-1-B-5, Rev., AMT, 3.85%, 06/01/07	15,000
65,000	Colorado State Education Loan Program, Series A, Rev., TRAN, 4.50%, 08/03/07	65,187
8,730	Summit County School District No. 1, GO, TAN, 4.50%, 06/29/07	8,756
		88,943
	Idaho — 0.1%
5,000	State of Idaho, GO, TAN, 4.50%, 06/29/07	5,013
	Indiana — 0.6%
19,000	Indiana Health Facility Financing Authority, Ascension, Series A-2, Rev., VAR, 3.62%, 06/01/07	19,000

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Iowa — 0.2%
7,000	Iowa State School Cash Anticipation Program, Series A, FSA, 4.50%, 06/28/07	7,017
	Maine — 0.1%
5,000	Maine State Housing Authority, Series F, Rev., VAR, AMT, 3.65%, 09/14/07	5,000
	Michigan — 0.7%
25,000	State of Michigan, Series A, GO, LOC: Depfa Bank plc, 4.25%, 09/28/07	25,105
	Minnesota — 0.1%
5,000	Minnesota Housing Finance Agency, Residential, Series R, Rev., AMT, 3.58%, 07/01/07	5,000
	New Mexico — 0.3%
9,000	State of New Mexico, Rev., TRAN, 4.50%, 06/29/07	9,022
	North Carolina — 0.3%
11,000	North Carolina Housing Finance Agency, Series 22-C, Rev., AMT, 3.65%, 07/01/07	11,000
	Ohio — 1.5%
4,250	Bowling Green City School District, GO, BAN, 4.25%, 06/19/07	4,258
2,313	City of Lakewood, Series A, GO, BAN, 4.50%, 06/14/07	2,318
16,445	City of Stow, GO, BAN, 4.50%, 05/10/07	16,470
9,000	Hamilton City School District, School Improvement, GO, 4.25%, 06/06/07	9,014
	University of Cincinnati,
11,965	Series C, Rev., BAN, 4.50%, 03/28/07	11,973
7,000	Series C, Rev., BAN, 4.50%, 01/24/08	7,054
		51,087
	Other — 1.0%
	Federal Home Loan Mortgage Corp., Multi-Family VRD Certificates,
10,785	Series 2003-M001, Class A, VAR, AMT, GTY: FHLMC, 3.75%, 03/05/07	10,785
11,496	Series 2003-M002, Class A, VAR, AMT, 3.75%, 03/05/07	11,496
10,690	Series M008, Class A, VAR, AMT, 3.75%, 03/01/07	10,691
		32,972
	Pennsylvania — 0.5%
8,000	City of Philadelphia, GO, TRAN, 4.50%, 06/29/07	8,019
9,000	Philadelphia School District, Series A, GO, TRAN, LOC: Bank of America N.A., 4.50%, 06/29/07	9,020
		17,039
	Texas — 1.9%
50,000	State of Texas, TRAN, 4.50%, 08/31/07	50,229
14,505	State of Texas, College Student Loan, GO, VAR, 3.73%, 08/01/07	14,505
		64,734
	Wisconsin — 0.2%
5,000	Waukesha School District, GO, TRAN, 4.50%, 08/22/07	5,021
	Total Municipal Bonds (Cost $401,502)	401,502
Weekly Demand Notes — 67.1%
	Alabama — 0.2%
7,130	Alabama Housing Finance Authority, Multi-Family Housing, Series F17J, Class D, Rev., VAR, AMT, LIQ: Lehman Brothers Special Financing, 3.67%, 03/07/07	7,130
	Arizona — 1.0%
13,995	Maricopa County IDA, Series 116, Rev., VAR, LIQ: Bank of America N.A., 3.75%, 03/01/07	13,995
20,000	Salt River Pima-Maricopa Indian Community, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/02/07	20,000
		33,995
	Arkansas — 0.3%
2,810	Arkansas Development Finance Authority, Semco, Inc. Project, Rev., VAR, AMT, LOC: Bank of America N.A., 3.77%, 03/01/07	2,810
8,500	Osceola Solid Waste District, Plum Point Energy Association LLC Project, Rev., VAR, LOC: Credit Suisse, 3.69%, 03/05/07	8,500
		11,310
	California — 1.7%
4,200	ABAG Finance Authority for Nonprofit Corps, Paragon Apartments, Series A, Rev., VAR, LOC: Comerica Bank, 3.69%, 03/02/07 (m)	4,200
	Goldman Sachs Pool Trust,
19,793	Series 24TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.75%, 03/05/07	19,793
2,990	Series 34TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.75%, 03/02/07	2,989

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   61

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
12,540	Golden State Tobacco Securitization Corp., Series 8Z, Rev., VAR, AMBAC, LIQ: Special Situations Investing, 3.71%, 03/01/07	12,540
7,000	Municipal Securities Trust Certificates, Series 3001, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.61%, 03/06/07	7,000
12,000	Roaring Fork Municipal Products LLC, Class A, Series 2007-3, Class A, Rev., FNMA, 3.78%, 03/01/07	12,000
		58,522
	Colorado — 4.0%
6,750	Adams County Housing Authority, Multi-Family Housing, Semper Village, Apartments Project, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.72%, 03/01/07	6,750
4,840	City of Erie, Finance Corp., COP, VAR, LOC: Keybank N.A., 3.57%, 03/07/07	4,840
5,300	Colorado Housing & Finance Authority, Multi-Family Housing, Grant, Series A, VAR, LOC: Wells Fargo Bank N.A., 3.65%, 03/01/07	5,300
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,200	Series A2, Class I, Rev., VAR, AMT, 3.58%, 03/07/07	23,200
10,000	Series A3, Class 1, Rev., VAR, AMT, 3.58%, 03/07/07	10,000
5,900	Crystal Valley Metropolitan District No. 1, Rev., VAR, LOC: Well Fargo Bank N.A., 3.65%, 03/05/07	5,900
	Denver City & County Airport,
22,300	Series A, Rev., VAR, AMT, CIFG, 3.58%, 03/07/07	22,300
8,300	Series B, Rev., VAR, AMT, CIFG, 3.56%, 03/07/07	8,300
9,100	Series C, Rev., VAR, AMT, LOC: Societe Generale, 3.55%, 03/07/07	9,100
10,775	Denver City & County Airport, Merlots, Series A-61, Rev., VAR, FGIC, 3.61%, 03/07/07	10,775
7,000	Denver City & County, Wellington E Webb, Series C3, COP, VAR, AMBAC, 3.51%, 03/07/07	7,000
3,500	Harvest JCT Metropolitan District, GO, VAR, LOC: U.S. Bank N.A., 3.70%, 03/01/07	3,500
5,845	Mesa County, Goodwill Industries, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.65%, 03/01/07	5,845
	Public Highway Authority, TOCS,
3,021	Series Z-9, Rev., VAR, MBIA, LIQ: Goldman Sachs Special Situation, 3.71%, 03/07/07	3,021
6,100	Series Z-13, Rev., VAR, MBIA, LIQ: Goldman Sachs, 3.71%, 03/02/07	6,100
5,690	Westminster Economic Development Authority, Mandalay Gardens Urban, Tax & Allocation Bond, VAR, LOC: Depfa Bank plc, 3.66%, 03/05/07	5,690
		137,621
	Delaware — 1.8%
	Goldman Sachs Pool Trust,
45,255	Series 19TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.78%, 03/05/07	45,255
6,692	Series 35TP, Rev., VAR, LIQ: Goldman Sachs Special Situation,3.78%, 03/06/07	6,692
3,700	Series 56TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.75%, 03/02/07	3,700
5,600	New Castle County, Fairfield English Village Project, Rev., VAR, AMT, FNMA, LIQ: FNMA, 3.72%, 03/02/07	5,600
		61,247
	District of Columbia — 0.3%
8,835	Metropolitan Washington D.C. Airport Authority, STARS, Series 2006-148, Rev., VAR, MBIA, LIQ: BNP Paribas, 3.73%, 03/04/07	8,835
	Florida — 4.8%
11,995	City of Palm Coast, STARS, Series 2007-004, Rev., MBIA, LIQ: BNP Paribas, 3.72%, 03/05/07	11,995
21,171	Clipper Tax-Exempt Certificate Trust, Series 2005-40 Rev., VAR, AMT, 3.73%, 03/05/07	21,171
17,800	Collier County IDA, Allete, Inc., Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.72%, 03/06/07	17,800
32,000	Florida Gas Utility, Gas Supply Project No. 2-A-4, Rev., VAR, 3.63%, 03/07/07	32,000
7,115	Florida Housing Finance Agency, Multi-Family Housing, Series PT-3766, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.78%, 03/05/07	7,115
11,000	Highlands County Health Facilities Authority, Adventist Health System, Series C, Rev., VAR, 3.68%, 03/07/07	11,000
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.65%, 03/05/07	8,000

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Florida — Continued
	Miami-Dade County,
4,100	Series 1415, Rev., CIFG, LIQ: Morgan Stanley Municipal Funding, 3.72%, 03/01/07	4,100
5,975	Series MT-345, Rev., FGIC, LIQ: Svenska Handelsbanken, 3.73%, 03/05/07	5,975
9,300	Miami-Dade County Health Facilities Authority, Hospital Revenue, Series PT721, Rev., VAR, AMBAC, 3.71%, 03/03/07	9,300
4,755	Palm Beach County Housing Development Corp., Caribbean Villas, Rev., VAR, AMT, FNMA, LIQ: FNMA, 3.72%, 03/01/07	4,755
5,500	Palm Beach County, Zoological Society, Inc., Project, Rev., VAR, AMT, LOC: Northern Trust Co., 3.66%, 03/05/07	5,500
27,690	Tampa Bay Water Florida Utility System Revenue, Series PT-3505, Rev., VAR, FGIC, LIQ: Dexia Credit Local, 3.71%, 03/05/07	27,690
		166,401
	Georgia — 0.2%
6,600	Lehman Municipal Trust Receipts, Atlanta Georgia Apartments, Series S, Rev., VAR, FGIC, LIQ: Lehman Liquidity Co., 3.62%, 03/05/07	6,600
	Illinois — 2.1%
23,780	Chicago Board of Education, Series PT-2931, GO, VAR, AMBAC, LIQ: Dexia Credit Local, 3.71%, 03/01/07	23,780
7,460	Chicago Board of Education, Merlots, Series A47, GO, VAR, FGIC, 3.56%, 03/07/07	7,460
	Chicago O’Hare International Airport, Merlots,
5,560	Series A85, Rev., VAR, AMBAC, 3.61%, 03/07/07	5,560
10,000	Series B06, Rev., VAR, AMT, AMBAC, 3.61%, 03/07/07	10,000
2,871	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VAR, AMT, LOC: Societe Generale, 3.57%, 03/07/07	2,871
5,000	City of Carol Stream, Multi-Family Housing, Charles Square, Rev., VAR, FNMA, LIQ: FNMA, 3.66%, 03/07/07	5,000
7,400	Illinois Housing Development Authority, Housing Pheasant Ridge/Hunter, Rev., VAR, AMT, LOC: LaSalle Bank N.A., 3.73%, 03/06/07	7,400
6,610	Metropolitan Pier & Exposition Authority, Series PZ-44, Rev., VAR, FSA, MBIA, 3.72%, 03/07/07	6,610
2,330	Will & Kankakee County Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VAR, LOC: PNC Bank N.A., 3.77%, 03/05/07	2,330
		71,011
	Indiana — 1.6%
6,500	City of Hammond Sewer, Cargill, Inc. Project, Rev., VAR, 3.60%, 03/07/07	6,500
1,700	City of Indianapolis EDR, Roth Companies, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.86%, 03/07/07	1,700
7,500	City of Marion, Wesleyan University Project, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	7,500
3,565	Indiana Health Facility Financing Authority, Mary Sherman Hospital, Rev., VAR, LOC: Fifth Third Bank, 3.70%, 03/05/07	3,565
10,000	Indiana Housing & Community Development Authority, Series A-2, Rev., VAR, GNMA/FNMA COLL, 3.70%, 03/02/07	10,000
3,395	Indiana State Finance Authority, Series 111, Rev., VAR, AMBAC, LIQ: Bank of America N.A., 3.73%, 03/01/07	3,395
	Indianapolis Local Public Improvement Bond Bank, Water Works Project,
3,810	Series H, Rev., VAR, AMT, MBIA, 3.65%, 03/06/07	3,810
8,155	Series Z7, Rev., VAR, AMBAC, LIQ: Goldman Sachs Special Situation, 3.71%, 03/06/07	8,155
9,495	Vanderburgh County, Multi-Family Housing, Arbors Apartment Project, Rev., VAR, AMT, LOC: LaSalle Bank N.A., 3.73%, 03/02/07	9,495
		54,120
	Iowa — 0.6%
6,875	Iowa Finance Authority, Diocese of Sioux City Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.65%, 03/05/07	6,875
15,370	Iowa Finance Authority, Private School Facilities, Regis Schools, Rev., VAR, LOC: Allied Irish Bank plc, 3.72%, 03/06/07	15,370
		22,245
	Kansas — 0.1%
4,310	City of Independence, Limited Obligation, Matcor Project, Series A, Rev., VAR, AMT, LOC: Comerica Bank, 3.81%, 03/05/07	4,310

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   63

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Louisiana — 0.2%
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VAR, 3.59%, 03/06/07	6,250
	Maryland — 0.5%
4,020	Carrol County, Fairhaven & Copper, Series A, Rev., VAR, LOC: Branch Banking & Trust, 3.67%, 03/07/07	4,020
5,555	Maryland State Community Development Administration Multi-Family Housing, Residential, Series PA-1432, Rev., VAR, 3.71%, 03/01/07	5,555
7,585	Montgomery County Housing Opportunities Commission, Series PT-3765, Rev., VAR, 3.78%, 03/05/07	7,585
		17,160
	Michigan — 4.3%
	ABN AMRO Munitops Certificate Trust,
8,320	Series 2004-44, GO, VAR, MBIA, 3.69%, 03/05/07	8,320
11,685	Series 2006-45, Rev., VAR, AMT, GNMA COLL, 3.74%, 03/05/07	11,685
7,785	Allen Park Public School District, Merlots, GO, FSA Q-SBLF, 3.56%, 03/07/07	7,785
6,735	Kentwood Economic Development Corp., Limited Obligation, Holland, Series B, Rev., VAR, LOC: LaSalle Bank N.A., 3.65%, 03/05/07	6,735
3,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VAR, FSA, LIQ: Morgan Stanley Dean Witter, 3.69%, 03/01/07	3,000
3,140	Michigan State Hospital Finance Authority, Southwestern Rehab Hospital, Rev., VAR, LOC: Fifth Third Bank, 3.70%, 03/01/07	3,140
8,400	Michigan State Housing Development Authority, Series B, Rev., VAR, AMT, 3.61%, 03/02/07	8,400
7,900	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments Rev., VAR, LOC: Bank of New York, 3.56%, 03/01/07	7,900
2,460	Michigan Strategic Fund, JEB Property LLC Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.81%, 03/01/07	2,460
2,630	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VAR, AMT, LOC: LaSalle Bank N.A., 3.72%, 03/01/07	2,630
4,000	Michigan Strategic Fund, Millennium Steering LLC Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.78%, 03/01/07	4,000
2,540	Michigan Strategic Fund, Limited Obligation, Sterling Die & Engineering Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.81%, 03/01/07	2,540
19,400	Milan Area Schools, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.68%, 03/06/07	19,400
6,415	Roaring Fork Municipal Products LLC, Series 2006-9, Class A, Rev., FSA, 3.72%, 03/05/07	6,415
6,505	University of Michigan, Hospital, Series A, Rev., VAR, 3.52%, 03/01/07	6,505
8,850	University of Michigan, Medical Services Plan, Series A, Rev., VAR, 3.52%, 03/02/07	8,850
13,235	Wayne Charter County Airport, Detroit Metropolitan County, Series A, Rev., VAR, AMT, AMBAC, 3.56%, 03/07/07	13,235
25,000	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien, Rev., VAR, AMT, FSA, 3.69%, 03/02/07	25,000
		148,000
	Minnesota — 0.3%
10,000	City of Minneapolis, St. Paul Metropolitan Airports Commission, Series 2007-1G, Rev., VAR, AMBAC, LIQ: Goldman Sachs Special Situation, 3.70%, 03/01/07	10,000
	Mississippi — 0.3%
10,000	Mississippi Development Bank, Municipal Gas Authority, Natural Gas Project, Rev., SO, VAR, 3.65%, 03/07/07	10,000
	Missouri — 0.9%
	Missouri Higher Education Loan Authority, Student Loans,
15,000	Series A, Rev., VAR, MBIA, 3.72%, 03/06/07	15,000
4,900	Series E, Rev., VAR, MBIA, 3.73%, 03/06/07	4,900
4,850	Missouri Housing Development Commission, Single Family Mortgage, Certificates Macon Trust, Series 2002-K, Rev., VAR, AMT, GNMA/FNMA, 3.73%, 03/05/07	4,850
6,790	Municipal Securities Trust Certificates, Series 2005-236, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.61%, 03/05/07	6,790
		31,540
	Montana — 0.1%
3,715	Montana Board of Housing, Single-Housing Mortgage, Certificates Macon Trust, Series 2002-L, Rev., VAR, AMT, 3.78%, 03/05/07	3,715

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Nebraska — 1.1%
4,253	American Public Energy Agency, Series A, Rev., VAR, 3.65%, 03/01/07	4,253
14,543	American Public Energy Agency, National Public Gas Agency Project, Series A, Rev., VAR, 3.65%, 03/01/07	14,543
17,465	Nebraska Investment Finance Authority, Single Family Housing, Series B, Rev., VAR, GNMA/FNMA/FHLMC, 3.58%, 03/07/07	17,465
		36,261
	Nevada — 1.5%
18,730	Las Vegas Valley Water District, Merlots, Series B-10, GO, MBIA, 3.56%, 03/05/07	18,730
33,840	Clark County School District, Merlots, Series C-09, GO, AMBAC, 3.56%, 03/07/07	33,840
		52,570
	New Jersey — 0.6%
10,960	Municipal Securities Trust Certificates, Series 2006-3014, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.61%, 03/01/07	10,960
8,785	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series 10Z, Rev., VAR, FSA, LIQ: Goldman Sachs Special Situation, 3.71%, 03/01/07	8,785
		19,745
	New Mexico — 0.3%
9,080	New Mexico Educational Assistance Foundation, Merlots, Series A-26, Rev., VAR, LIQ: Wachovia Bank N.A., 3.61%, 03/07/07	9,080
	New York — 0.6%
11,500	Seneca County Industrial Development Agency, Series W, Rev., VAR, LIQ: Bank of America N.A., 3.75%, 03/02/07	11,500
10,000	Tobacco Settlement Financing Authority, TOCS, Series D, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.73%, 03/07/07	10,000
		21,500
	North Carolina — 2.5%
6,250	County of Guilford, Series B, GO, VAR, 3.67%, 03/06/07	6,250
37,010	Mecklenburg County, COP, VAR, 3.64%, 03/01/07	37,010
20,680	North Carolina Capital Facilities Finance Agency, NCA&T University Foundation Project, Series B, Rev., VAR, RADIAN, 3.72%, 03/07/07	20,680
7,065	North Carolina Eastern Municipal Power Agency, Merlots, Series A-02, Rev., VAR, MBIA-IBC, 3.56%, 03/07/07	7,065
4,075	North Carolina Eastern Municipal Power Agency, Series MT-99, Rev., VAR, FGIC, 3.71%, 03/02/07	4,075
12,000	Raleigh Durham Airport Authority, Series C, Rev., VAR, AMT, XLCA, 3.58%, 03/07/07	12,000
		87,080
	North Dakota — 0.8%
27,210	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VAR, 3.59%, 03/07/07	27,210
	Ohio — 7.8%
9,495	City of Lyndhurst, EDR, Hawken Schools, Series 2002, VAR, 3.67%, 03/01/07	9,495
4,460	City of Westlake, Health Care Facilities, Lutheran Home Project, Rev., VAR, LOC: National City Bank, 3.68%, 03/06/07	4,460
26,510	County of Hamilton, Ohio Sewer Systems, Series PT-3736, Rev., MBIA, 3.70%, 03/06/07	26,510
3,640	Cuyahoga County Health Care Facilities, Eliza Jennings Home Project, Rev., VAR, LOC: LaSalle Bank, N.A., 3.67%, 03/02/07	3,640
25,000	Dayton-Montgomery County Port Authority, Series ROCS-RR-II-R-813CE, Rev., VAR, LIQ: Citigroup Financial Products, 1.00%, 03/01/07	25,000
3,245	Eclipse Funding Trust, Solar Eclipse, Series 2006-0107, VAR, FGIC, LIQ: U.S. Bank N.A., 3.69%, 03/02/07	3,245
895	Franklin County, Health Care Facilities, Friendship Village-Dublin, Series A, Rev., VAR, LOC: LaSalle Bank N.A., 3.65%, 03/02/07	895
4,365	Franklin County, Health Care Facilities, Presbyterian, Series B, Rev., VAR, LOC: National City Bank, 3.67%, 03/07/07	4,365
4,510	Franklin County, Multi-Family Housing, Ashton Square Apartments Project Rev., VAR, AMT, FNMA, LIQ: FNMA, 3.72%, 03/05/07	4,510
440	Kent State University, General Receipts, Rev., VAR, MBIA, 3.50%, 03/07/07	440
6,865	Lake County, Hospital Facilities, Lake Hospital System, Inc., Rev., VAR, RADIAN, 3.60%, 03/07/07	6,865

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   65

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
3,785	Mahoning County, Forum Health Obligation Group, Series B, Rev., VAR, LOC: Fifth Third Bank, 3.68%, 03/01/07	3,785
4,240	Miami County, Hospital Authority, Series PT-575, Rev., VAR, 3.74%, 03/02/07	4,240
3,500	Montgomery County, Dayton Art Institute Project, Rev., VAR, LOC: National City Bank, 3.72%, 03/05/07	3,500
11,451	Ohio Housing Finance Agency, Multi-Family Housing, Chambrel At Montrose, Series F, Rev., VAR, FNMA, LIQ: FNMA, 3.66%, 03/05/07	11,451
	Ohio Housing Finance Agency, Residential Mortgage Backed,
7,500	Series B, Rev., VAR, AMT, 3.57%, 03/07/07	7,500
10,500	Series F, Rev., VAR, AMT, GNMA/FNMA, 3.55%, 03/02/07	10,500
29,550	Series F, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 3.55%, 03/07/07	29,550
21,880	Ohio State Water Development Authority, First Energy Nuclear, Series C, Rev., VAR, LOC: Wachovia Bank N.A., 3.58%, 03/07/07	21,880
25,675	Ohio State Water Development Authority, First Energy Project, Series A, Rev., VAR, AMT, LOC: Barclays Bank plc, 3.70%, 03/06/07	25,675
7,000	State of Ohio, Common Schools, Series C, GO, VAR, 3.50%, 03/07/07	7,000
6,935	State of Ohio, Merlots, Series D-06, GO, VAR, MBIA, 3.56%, 03/07/07	6,935
43,430	Student Loan Funding Corp., Cincinnati Student Loan, Series A-2, Rev., VAR, AMT, GTY: U.S. Department of Education Project, 3.60%, 03/07/07	43,430
2,990	Warren County, EDA, Ralph J. Stolle Countryside, Rev., VAR, LOC: Fifth Third Bank, 3.69%, 03/02/07	2,990
		267,861
	Oklahoma — 0.4%
14,384	Roaring Fork Municipal Products LLC, Series 2006-13, Class A, Rev., VAR, 3.80%, 03/07/07	14,384
	Other — 10.0%
2,430	ABN AMRO Munitops Certificate Trust, Series 2002-1, Rev., VAR, AMT, 3.80%, 03/05/07 (m)	2,430
36,026	Clipper Tax-Exempt Certificate Trust, Series 2002-9 Weekly, COP, VAR, AMT, LIQ: State Street Bank & Trust Co., 3.80%, 03/02/07	36,026
	Puttable Floating Option Tax-Exempt Receipts,
74,600	Series EC-001, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.90%, 03/05/07	74,600
110,215	Series EC-002, Rev., VAR, 3.90%, 03/06/07	110,215
7,065	Series PPT-39, Class A, Rev., VAR, 3.78%, 03/01/07	7,065
7,675	Series PPT-1006, Class A, Rev., VAR, 3.78%, 03/05/07	7,675
15,900	Series PZP-015, Class A, Rev., VAR, 3.75%, 03/01/07	15,900
26,025	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 3.74%, 03/06/07	26,025
	Roaring Fork Municipal Products LLC,
10,660	Series 2001-7, Class A, Rev., VAR, AMT, 3.80%, 03/05/07	10,660
8,800	Series 2001-10, Class A, Rev., VAR, AMT, 3.80%, 03/01/07	8,800
10,535	Series 2005-19, Class A, Rev., VAR, FSA, 3.73%, 03/07/07	10,535
35,000	TEBS Tax Exempt Multi-family Housing Certificates, Series 2006-A, Rev., VAR, 3.78%, 03/05/07	35,000
		344,931
	Pennsylvania — 2.3%
15,250	Lancaster County Hospital Authority, Quarryville Presbyterian, Rev., VAR, LOC: Manufactures & Traders, 3.67%, 03/01/07	15,250
10,000	Lancaster County Hospital Authority, Willow Valley Retirement Project, Series A, Rev., VAR, RADIAN, 3.67%, 03/02/07	10,000
5,855	Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Rev., VAR, LIQ: Lehman Brothers Special Financing, 3.67%, 03/05/07	5,855
3,100	Pennsylvania Economic Development Financing Authority, Fabtech, Inc. Project, Series D, VAR, AMT, LOC: PNC Bank N.A., 3.73%, 03/07/07	3,100
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VAR, AMT, LOC: PNC Bank N.A., 3.61%, 03/07/07	6,000
10,000	Pennsylvania Higher Education Assistance Agency, Series A, Rev., VAR, AMT, AMBAC, 3.60%, 03/07/07	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Pennsylvania — Continued
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
18,795	Series 83-B, Rev., VAR, AMT, 3.52%, 03/07/07	18,795
10,000	Series 84-D, Rev., VAR, AMT, 3.55%, 03/07/07	10,000
		79,000
	Rhode Island — 0.2%
7,735	Rhode Island Health & Educational Building Corp., Series PA-1384, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.73%, 03/05/07	7,735
	South Carolina — 0.1%
4,100	South Carolina Jobs & EDA, Episcopal Church Home, Rev., VAR, RADIAN, 3.68%, 03/01/07	4,100
	South Dakota — 0.6%
20,000	South Dakota Housing Development Authority, Homeownership Mortgage, Series C, Rev., VAR, AMT, 3.56%, 03/05/07	20,000
	Tennessee — 0.7%
10,000	TRS Trust, Series F6, Regulation D, Rev., VAR, LIQ: Lehman Brothers Special Financing, 3.62%, 03/07/07	10,000
13,600	Volunteer State Student Funding Corp., Series A-2, Rev., VAR, LOC: State Street Bank & Trust Co., 3.57%, 03/07/07	13,600
		23,600
	Texas — 6.4%
9,815	ABN AMRO Munitops Certificate Trust, Series 2006-69, GO, VAR, AMT, MBIA, 3.74%, 03/01/07	9,815
14,755	Austin Housing Finance Corp., Series PT-3680, Rev., VAR, 3.76%, 03/02/07	14,755
9,495	Bexar County Housing Finance Corp., Series PT-3764, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.78%, 03/05/07	9,495
4,000	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.59%, 03/07/07	4,000
5,500	Capital Area Housing Finance Corp., Cypress Creek at River Apartments, Rev., VAR, LOC: Citibank N.A., 3.63%, 03/07/07	5,500
19,900	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VAR, AMT, FSA, 3.58%, 03/07/07	19,900
22,500	City of San Antonio, Series SG-159, Rev., VAR, FSA, 3.68%, 03/02/07	22,500
25,000	Clipper Tax-Exempt Certificate Trust, Series 2007-4, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.70%, 03/01/07	25,000
5,000	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VAR, MBIA, PSF-GTD, LIQ: U.S. Bank N.A., 3.69%, 03/06/07	5,000
13,600	Harris County Housing Finance Corp., Baypointe Apartments, Rev., VAR, LOC: Citibank N.A., 3.63%, 03/07/07	13,600
3,805	Montgomery County Housing Finance Corp., Multi-Family Housing, Series F1, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.62%, 03/07/07	3,805
7,400	Municipal Securities Trust Certificates, Series 272, Class A, VAR, GO, PSF-GTD, LIQ: Bear Stearns Capital Markets, 3.61%, 03/01/07	7,400
5,160	Nacogdoches County, Hospital District Sales Tax, Merlots, Series A59, Rev., VAR, AMBAC, 3.56%, 03/07/07	5,160
8,595	Roaring Fork Municipal Products LLC, Waste Water, Series 2005-10, Class A, Rev., VAR, 3.73%, 03/06/07	8,595
6,195	State of Texas, Series PZ-108, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.72%, 03/05/07	6,195
13,635	State of Texas, Veterans Housing Assistance Fund, Series II-A, GO, VAR, AMT, 3.58%, 03/07/07	13,635
15,000	Texas Department of Housing & Community Affairs, Harris Branch Apartments, Rev., VAR, LOC: Wachovia Bank N.A. 3.72%, 03/07/07	15,000
14,250	Texas State Department of Housing & Community Affairs, Idlewilde Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.72%, 03/02/07	14,250
6,725	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 3.60%, 03/07/07	6,725
9,330	Trinity River Authority, Community Waste Disposal Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.72%, 03/02/07	9,330
		219,660
	Utah — 0.5%
10,016	Jordanelle Special District, Tuhaye Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.65%, 03/06/07	10,016
8,400	Utah State Board of Regents, Series L, Rev., VAR, AMT, AMBAC, 3.57%, 03/07/07	8,400
		18,416

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   67

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Virginia — 0.6%
	Virginia Housing Development Authority, Merlots,
7,990	Series C03, Rev., VAR, 3.61%, 03/07/07	7,990
7,400	Series C07, Rev., VAR, 3.61%, 03/07/07	7,400
5,820	Virginia Small Business Financing Authority, University Real Estate, Rev., VAR, CIFG, 3.67%, 03/02/07	5,820
		21,210
	Washington — 1.3%
13,420	Port of Seattle, Merlots, Series B-04, Rev., VAR, AMT, FGIC, 3.61%, 03/07/07	13,420
2,000	Port of Seattle, Sub Lien, Rev., VAR, AMT, LOC: Fortis Bank S.A./N.V., 3.57%, 03/07/07	2,000
8,995	State of Washington, Merlots, Series B-22, VAR, GO, FGIC, MBIA, 3.56%, 03/07/07	8,995
4,000	Washington State Housing Finance Commission, District Council No.5, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.65%, 03/02/07	4,000
16,340	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VAR, LIQ: FNMA, 3.72%, 03/06/07	16,340
		44,755
	West Virginia — 0.6%
8,345	Marshall County, IDR, Warren Distribution, Inc., Rev., VAR, LOC: Bank of America N.A., 3.72%, 03/01/07	8,345
10,800	Putnam County, Solid Waste Disposal, Toyota Motor Manufacturing Project, Series A, Rev., VAR, AMT, 3.57%, 03/07/07	10,800
		19,145
	Wisconsin — 2.7%
7,275	Milwaukee Redevelopment Authority, Yankee Hill Apartments, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.60%, 03/05/07	7,275
	Wisconsin Housing & EDA,
74,995	Series A, Rev., VAR, AMT, 3.55%, 03/01/07	74,995
6,140	Series B, Rev., VAR, AMT, 3.58%, 03/07/07	6,140
5,690	Series C, Rev., VAR, AMT, 3.58%, 03/07/07	5,690
		94,100
	Wyoming — 0.2%
8,600	City of Green River, Solid Waste Disposal, OCI Wyoming LP Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.91%, 03/05/07	8,600
	Total Weekly Demand Notes (Cost $2,310,955)	2,310,955
	Total Investments — 100.3% (Cost $3,450,875)*	3,450,875
	Liabilities in Excess of Other Assets — (0.3)%	(8,661)
	NET ASSETS — 100.0%	$3,442,214

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan Money Market Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

ABBREVIATIONS:

*—	The cost of securities is substantially the same for federal income tax purposes.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)—	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(f)—	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands).

	Market Value	Percentage
Prime Money Market Fund	$400,000	0.5%
Liquid Assets Money Market Fund	150,000	1.4

(g)—	Amount rounds to less than 0.1%

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell

(m)—	All or a portion of this security is segregated for current or potential holdings of when-issued securities, delayed delivery securities, and reverse repurchase agreements

(n)—	The rate shown is the effective yield at the date of purchase

ACES—	Automatically Convertible Securities

AMBAC—	American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax

BAN—	Bond Anticipation Notes

CIFG—	CDC IXIS Financial Guaranty

COLL—	Collateral

COP—	Certificates of Participation

CR—	Custodial Receipts

DN—	Discount Notes

EAGLE—	Earnings of accrual generated on local tax-exempt securities

EDA—	Economic Development Authority

EDR—	Economic Development Revenue

FGIC—	Financial Guaranty Insurance Co.

FHA—	Federal Housing Authority

FHLMC—	Federal Home Loan Mortgage Corp.

FNMA—	Federal National Mortgage Association

FSA—	Financial Security Assurance

GNMA—	Government National Mortgage Association

FRN—	Floating Rate Notes. The interest rate shown is the rate in effect at February 28, 2007

GAN—	Grant Anticipation Note

GO—	General Obligation

GTD—	Guaranteed

GTY—	Guaranty

IBC—	Insured Bond Certificates

ICR—	Insured Custodial Receipts

IDA—	Industrial Development Authority

IDB—	Industrial Development Board

IDR—	Industrial Development Revenue

LIQ—	Liquidity Agreement

LOC—	Letter of Credit

MBIA—	Municipal Bond Insurance Association

Merlots—	Municipal Exempt Receipts Liquidity Optional Tender

PCR—	Pollution Control Revenue

PSF—	Permanent School Fund

Q-SBLF—	Qualified School Board Loan Fund

RADIAN—	Radian Asset Assurance

RAN—	Revenue Anticipation Notes

Rev—	Revenue Bond

SAAN—	Student Aid Anticipatory Notes

SCAGO—	South Carolina Association of Governmental Organizations

SCSDE—	South Carolina School District Enhancement

SO—	Special Obligation

STARS—	Short-Term Adjustable Rate

TAN—	Tax Anticipation Notes

TAW—	Tax Anticipation Warrant

TCRS—	Transferable Custodial Receipts

TOCS—	Tender Options Certificates

TRAN—	Tax & Revenue Anticipation Notes

VAR—	Variable Rate Note. The interest rate shown is the rate in effect at February 28, 2007

VHA—	Veterans Health Administration

VRD—	Variable Rate Demand

XLCA—	XL Capital Assurance

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   69

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2007

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments, at value	$80,206,085	$9,777,141	$7,622,865	$333
Repurchase agreements, at value	10,159,539	1,098,998	10,514,648	8,023,237
Total investment securities, at value	90,365,624	10,876,139	18,137,513	8,023,570
Cash	2,204	531	1	—	(a)
Receivables:
Fund shares sold	3,473	282	13	6
Interest and dividends	487,823	49,474	50,439	1,174
Prepaid expenses and other assets	1	4	3	2
Total Assets	90,859,125	10,926,430	18,187,969	8,024,752

LIABILITIES:
Payables:
Dividends	135,551	13,971	28,442	20,439
Investment securities purchased	1,719,140	244,855	—	—
Fund shares redeemed	31	23	—	—	(a)
Accrued liabilities:
Investment advisory fees	5,544	647	1,037	496
Administration fees	5,287	517	812	452
Shareholder servicing fees	5,032	1,718	1,762	1,587
Distribution fees	99	772	401	334
Custodian and accounting fees	893	83	104	81
Trustees’ and Officers’ fees	602	30	221	92
Other	2,818	630	690	332
Total Liabilities	1,874,997	263,246	33,469	23,813
Net Assets	$88,984,128	$10,663,184	$18,154,500	$8,000,939

(a)	Amount rounds to less than $1,000.

*	Redemption price for Class B and Class C Shares may be reduced by contingent deferred sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid in capital	$88,984,963	$10,663,717	$18,154,966	$8,001,175
Accumulated undistributed (distributions in excess of) net investment income	(813)	(529)	(465)	(236)
Accumulated net realized gains (losses)	(22)	(4)	(1)	—
Total Net Assets	$88,984,128	$10,663,184	$18,154,500	$8,000,939
Net Assets:
Morgan	$5,961,657	$2,783,868	$3,245,121	$1,909,921
Premier	7,844,932	545,911	1,624,006	1,424,189
Agency	10,626,102	183,392	3,890,478	896,961
Class B	6,161	18,717	—	1,528
Class C	1,497	494,963	—	28,026
Institutional	25,408,596	1,670,013	2,065,993	1,009,749
Reserve	461,798	1,461,304	343,592	876,221
Investor	—	1,841,427	—	1,854,344
Cash Management	28,464	—	—	—
Capital	38,644,921	1,663,573	6,985,294	—
Service	—	16	16	—
Total	$88,984,128	$10,663,184	$18,154,500	$8,000,939
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Morgan	5,961,384	2,783,877	3,245,280	1,910,002
Premier	7,844,885	545,914	1,624,031	1,424,301
Agency	10,626,118	183,409	3,890,582	896,839
Class B	6,162	18,718	—	1,529
Class C	1,497	494,962	—	28,026
Institutional	25,409,551	1,670,052	2,066,064	1,009,770
Reserve	461,805	1,461,492	343,600	876,231
Investor	—	1,841,454	—	1,854,415
Cash Management	28,467	—	—	—
Capital	38,644,951	1,663,654	6,985,364	—
Service	—	16	16	—
Net asset value offering and redemption price per share (all classes)*	$1.00	$1.00	$1.00	$1.00
Cost of investments	$90,365,624	$10,876,139	$18,137,513	$8,023,570

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   71

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments at value	$6,698,177		$9,406,224		$15,790,840	$3,450,875
Cash	—	(a)	—	(a)	1	—	(a)
Receivables:
Fund shares sold	—		362		—	2
Interest and dividends	15,001		297		96,437	25,149
Prepaid expenses and other assets	—		—		—	42
Total Assets	6,713,178		9,406,883		15,887,278	3,476,068

LIABILITIES:
Payables:
Dividends and distributions	5,570		15,800		25,080	2,987
Investment securities purchased	—		693,132		31,947	29,000
Accrued liabilities:
Investment advisory fees	396		535		997	214
Administration fees	365		432		942	123
Shareholder servicing fees	369		1,104		1,961	687
Distribution fees	18		301		951	820
Custodian and accounting fees	48		110		163	21
Trustees’ and Officers’ fees	46		151		94	2
Other	291		344		473	—
Total Liabilities	7,103		711,909		62,608	33,854
Net Assets	$6,706,075		$8,694,974		$15,824,670	$3,442,214

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid in capital	$6,706,178	$8,695,074	$15,826,450	$3,442,060
Accumulated undistributed (distributions in excess of) net investment income	(86)	(28)	(691)	207
Accumulated net realized gains (losses)	(17)	(72)	(1,089)	(53)
Total Net Assets	$6,706,075	$8,694,974	$15,824,670	$3,442,214

Net Assets:
Morgan	$235,377	$1,893,320	$570,935	$315,046
Premier	604,858	1,291,467	2,078,846	1,037,219
Agency	172,324	556,544	288,068	16,427
Institutional	5,692,265	2,784,927	8,255,381	236,421
Reserve	1,251	785,951	4,631,440	113,653
Capital	—	1,382,765	—	—
Service	—	—	—	15
E*Trade	—	—	—	1,723,433
Total	$6,706,075	$8,694,974	$15,824,670	$3,442,214

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Morgan	235,386	1,893,489	571,290	315,018
Premier	605,336	1,291,462	2,079,125	1,037,077
Agency	172,313	556,414	288,364	16,423
Institutional	5,692,297	2,784,902	8,255,875	236,418
Reserve	1,251	785,957	4,631,341	113,643
Capital	—	1,382,869	—	—
Service	—	—	—	15
E*Trade	—	—	—	1,723,456
Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments	$6,698,177	$9,406,224	$15,790,840	$3,450,875
Market value of securities on loan	—	2,531,569	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   73

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2007

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income	$4,296,442	$521,714	$929,228	$490,271
Income from interfund lending (net)	53	104	—	—
Income from securities lending (net)	—	1	34	—
Total investment income	4,296,495	521,819	929,262	490,271

EXPENSES:
Investment advisory fees	65,886	8,067	14,477	7,686
Administration fees	68,116	8,361	15,017	7,980
Distribution fees	1,349	10,286	4,144	4,493
Shareholder servicing fees	96,756	24,846	28,119	23,171
Custodian and accounting fees	3,873	445	736	315
Interest expense	116	31	137	— (a)
Professional fees	588	140	149	129
Trustees’ and Officers’ fees	1,158	151	284	142
Printing and mailing costs	1,784	704	507	262
Registration and filing fees	18	482	—	310
Transfer agent fees	2,011	155	396	178
Other	1,057	296	563	229
Total expenses	242,712	53,964	64,529	44,895
Less amounts waived	(49,511)	(6,020)	(10,566)	(4,655)
Less earnings credits	(716)	(25)	(128)	(18)
Less reimbursements for legal matters	(34)	(13)	(12)	(7)
Net expenses	192,451	47,906	53,823	40,215
Net investment income (loss)	4,104,044	473,913	875,439	450,056

REALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	1	(2)	— (a)	9
Change in net assets resulting from operations	$4,104,045	$473,911	$875,439	$450,065

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

74   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income	$249,801		$399,954	$534,313	$105,119
Income from securities lending (net)	—		3,959	—	—
Total investment income	249,801		403,913	534,313	105,119

EXPENSES:
Investment advisory fees	3,892		6,598	12,120	2,352
Administration fees	4,016		6,834	12,549	2,426
Distribution fees	222		2,036	1,647	7,791
Shareholder servicing fees	6,662		15,920	29,000	8,494
Custodian and accounting fees	175		297	539	106
Professional fees	83		104	146	70
Trustees’ and Officers’ fees	68		118	215	39
Printing and mailing costs	102		186	260	162
Registration and filing fees	—		228	—	130
Transfer agent fees	221		371	266	67
Interest expense	—	(a)	16	64	5
Other	97		204	258	59
Total expenses	15,538		32,912	57,064	21,701
Less amounts waived	(3,367)		(4,817)	(7,709)	(1,737)
Less earnings credits	—	(a)	(31)	(133)	(6)
Less reimbursements for legal matters	—		(5)	—	(2)
Net expenses	12,171		28,059	49,222	19,956
Net investment income (loss)	237,630		375,854	485,091	85,163

REALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	(14)		191	2,225	445
Change in net assets resulting from operations	$237,616		$376,045	$487,316	$85,608

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund			Liquid Assets Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (c)(d)	Year Ended 6/30/2005 (e)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,104,044	$1,426,752	$1,476,850	$473,913	$266,366	$159,037
Net realized gain (loss)	1	— (f)	(21)	(2)	3	—
Change in net assets resulting from operations	4,104,045	1,426,752	1,476,829	473,911	266,369	159,037

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(230,812)	(69,875)	(77,968)	(107,309)	(13,198)	(1,941)
Premier
From net investment income	(359,208)	(147,992)	(157,478)	(21,516)	(4,838)	(575)
Agency
From net investment income	(484,533)	(201,080)	(288,478)	(10,822)	(9,149)	(3,480)
Class B
From net investment income	(261)	(92)	(91)	(906)	(466)	(409)
Class C
From net investment income	(118)	(9)	(8)	(18,477)	(8,475)	(968)
Institutional
From net investment income	(1,107,375)	(401,903)	(573,461)	(84,431)	(43,875)	(12,611)
Reserve
From net investment income	(18,448)	(7,450)	(5,147)	(79,387)	(76,876)	(59,449)
Select*
From net investment income	—	—	(4,222)	—	—	—
Investor
From net investment income	—	—	—	(81,392)	(40,119)	(50,637)
Cash Management
From net investment income	(2,140)	(1,384)	(1,384)	—	—	—
Capital
From net investment income	(1,901,133)	(596,983)	(368,613)	(69,639)	(69,403)	(29,353)
Service
From net investment income	—	—	—	(1)	— (f)	—
Total distributions to shareholders	(4,104,028)	(1,426,768)	(1,476,850)	(473,880)	(266,399)	(159,423)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	17,409,707	(2,798,897)	25,352,498	(77,556)	(538,718)	2,958,828

NET ASSETS:
Change in net assets	17,409,724	(2,798,913)	25,352,477	(77,525)	(538,748)	2,958,442
Beginning of period	71,574,404	74,373,317	49,020,840	10,740,709	11,279,457	8,321,015
End of period	$88,984,128	$71,574,404	$74,373,317	$10,663,184	$10,740,709	$11,279,457
Accumulated undistributed (distributions in excess of) net investment income	$(813)	$339	$355	$(529)	$(375)	$(342)

*	The Select Class was exchanged into the Premier Class.

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Capital Shares on February 19, 2005.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

(d)	Commencement of offering of Service Shares on July 15, 2005.

(e)	Commencement of offering of Morgan, Premier, Agency, Institutional and Capital Shares on February 19, 2005.

(f)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

76   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	U.S. Government Money Market Fund			U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)(b)	Year Ended 6/30/2005 (c)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (d)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$875,439	$482,422	$216,473	$450,056	$242,620	$101,421
Net realized gain (loss)	— (e)	—	1	9	97	4
Change in net assets resulting from operations	875,439	482,422	216,474	450,065	242,717	101,425

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(131,004)	(56,262)	(18,902)	(65,687)	(19,479)	(5,682)
Premier
From net investment income	(79,979)	(39,537)	(19,270)	(59,351)	(27,146)	(9,229)
Agency
From net investment income	(186,005)	(85,099)	(35,370)	(44,055)	(22,416)	(7,459)
Class B
From net investment income	—	—	—	(73)	(37)	(31)
Class C
From net investment income	—	—	—	(1,142)	(515)	(79)
Institutional
From net investment income	(113,258)	(55,073)	(21,940)	(144,174)	(90,662)	(14,307)
Reserve
From net investment income	(22,397)	(16,206)	(4,685)	(49,590)	(34,417)	(24,457)
Investor
From net investment income	—	—	—	(86,048)	(47,952)	(40,343)
Capital
From net investment income	(342,789)	(230,254)	(116,520)	—	—	—
Service
From net investment income	(1)	— (e)	—	—	—	—
Total distributions to shareholders	(875,433)	(482,431)	(216,687)	(450,120)	(242,624)	(101,587)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(4,333,093)	7,283,865	7,219,915	(2,601,187)	1,898,737	4,076,503

NET ASSETS:
Change in net assets	(4,333,087)	7,283,856	7,219,702	(2,601,242)	1,898,830	4,076,341
Beginning of period	22,487,587	15,203,731	7,984,029	10,602,181	8,703,351	4,627,010
End of period	$18,154,500	$22,487,587	$15,203,731	$8,000,939	$10,602,181	$8,703,351
Accumulated undistributed (distributions in excess of) net investment income	$(465)	$(112)	$(103)	$(236)	$17	$(47)

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Service Shares on July 15, 2005.

(c)	Commencement of offering of Morgan, Institutional and Reserve Shares on February 19, 2005.

(d)	Commencement of offering of Morgan, Premier, Agency and Institutional Shares on February 19, 2005.

(e)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund			100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (c)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$237,630	$72,001	$80,127	$375,854	$126,415	$123,512
Net realized gain (loss)	(14)	(1)	18	191	(9)	91
Change in net assets resulting from operations	237,616	72,000	80,145	376,045	126,406	123,603

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(9,883)	(3,604)	(4,250)	(77,627)	(30,047)	(35,756)
From net realized gains	—	—	—	(44)	—	—
Premier
From net investment income	(27,063)	(20,867)	(34,831)	(71,987)	(26,279)	(13,804)
From net realized gains	—	—	—	(37)	—	—
Agency
From net investment income	(7,376)	(3,056)	(5,916)	(48,005)	(11,849)	(16,045)
From net realized gains	—	—	—	(23)	—	—
Institutional
From net investment income	(193,248)	(44,453)	(35,126)	(100,264)	(26,156)	(32,424)
From net realized gains	—	—	—	(41)	—	—
Reserve
From net investment income	(60)	(21)	(4)	(3,989)	(26)	(25,547)
From net realized gains	—	—	—	— (d)	—	—
Capital
From net investment income	—	—	—	(74,027)	(31,956)	(2)
From net realized gains	—	—	—	(32)	—	—
Total distributions to shareholders	(237,630)	(72,001)	(80,127)	(376,076)	(126,313)	(123,578)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	3,273,932	(314,188)	789,329	1,212,243	711,432	1,576,925

NET ASSETS:
Change in net assets	3,273,918	(314,189)	789,347	1,212,212	711,525	1,576,950
Beginning of period	3,432,157	3,746,346	2,956,999	7,482,762	6,771,237	5,194,287
End of period	$6,706,075	$3,432,157	$3,746,346	$8,694,974	$7,482,762	$6,771,237
Accumulated undistributed (distributions in excess of) net investment income	$(86)	$(18)	$(22)	$(28)	$206	$58

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Reserve Shares on February 19, 2005.

(c)	Commencement of offering Reserve and Capital Shares on February 19, 2005.

(d)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

78   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Tax Free Money Market Fund			Municipal Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (c)(d)(f)	Year Ended 6/30/2005 (e)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$485,091	$205,636	$262,068	$85,163	$23,900	$17,680
Net realized gain (loss)	2,225	(3,166)	264	445	1	— (g)
Change in net assets resulting from operations	487,316	202,470	262,332	85,608	23,901	17,680

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(11,927)	(5,438)	(8,638)	(9,346)	(1,273)	(206)
From net realized gains	—	—	—	(30)	—	—
Premier
From net investment income	(178,541)	(63,803)	(70,008)	(32,552)	(13,132)	(13,017)
From net realized gains	—	—	—	(100)	—	—
Agency
From net investment income	(13,170)	(9,632)	(15,256)	(792)	(552)	(2)
From net realized gains	—	—	—	(1)	—	—
Institutional
From net investment income	(266,628)	(126,470)	(168,158)	(7,498)	(3,210)	(331)
From net realized gains	—	—	—	(23)	—	—
Reserve
From net investment income	(14,491)	(27)	(9)	(4,178)	(5,114)	(4,156)
From net realized gains	—	—	—	(12)	—	—
Service
From net investment income	—	—	—	— (g)	— (g)	—
From net realized gains	—	—	—	— (g)	—	—
E*Trade
From net investment income	—	—	—	(30,798)	(619)	—
From net realized gains	—	—	—	(148)	—	—
Total distributions to shareholders	(484,757)	(205,370)	(262,069)	(85,478)	(23,900)	(17,712)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(677,339)	1,377,190	661,870	1,511,052	608,641	79,184

NET ASSETS:
Change in net assets	(674,780)	1,374,290	662,133	1,511,182	608,642	79,152
Beginning of period	16,499,450	15,125,160	14,463,027	1,931,032	1,322,390	1,243,238
End of period	$15,824,670	$16,499,450	$15,125,160	$3,442,214	$1,931,032	$1,322,390
Accumulated undistributed (distributions in excess of) net investment income	$(691)	$(751)	$(1,017)	$207	$— (g)	$(1)

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Reserve Shares on February 19, 2005.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

(d)	Commencement of offering of E*Trade Shares on January 17, 2006.

(e)	Commencement of offering of Morgan, Agency and Institutional Shares on February 19, 2005.

(f)	Commencement of offering of Service Shares on July 15, 2005.

(g)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund			Liquid Assets Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$242,893,000	$13,163,914	$25,737,711	$3,864,634	$2,896,325	$323,978
Net assets acquired in a tax-free reorganization (Note 9)	—	—	—	—	—	22,165
Dividends reinvested	149,704	54,039	57,581	105,401	12,804	1,846
Cost of shares redeemed	(241,076,252)	(12,993,836)	(25,943,643)	(3,076,080)	(1,273,206)	(93,990)
Change in net assets from Morgan capital transactions	$1,966,452	$224,117	$(148,351)	$893,955	$1,635,923	$253,999
Premier
Proceeds from shares issued	$382,767,174	$145,908,536	$73,419,211	$2,286,918	$1,696,255	$118,661
Net assets acquired in a tax-free reorganization (Note 9)	—	—	1,171,415	—	—	56,312
Dividends reinvested	138,694	47,488	50,169	8,498	1,980	139
Cost of shares redeemed	(382,511,304)	(147,083,581)	(71,950,491)	(2,065,902)	(1,462,651)	(94,296)
Change in net assets from Premier capital transactions	$394,564	$(1,127,557)	$2,690,304	$229,514	$235,584	$80,816
Agency
Proceeds from shares issued	$138,881,614	$43,624,592	$92,782,107	$2,877,596	$3,140,660	$1,685,375
Net assets acquired in a tax-free reorganization (Note 9)	—	—	370,939	—	—	480,348
Dividends reinvested	391,298	148,602	213,021	8,912	7,948	3,296
Cost of shares redeemed	(138,003,978)	(46,822,411)	(92,629,099)	(2,909,214)	(3,425,102)	(1,686,412)
Change in net assets from Agency capital transactions	$1,268,934	$(3,049,217)	$736,968	$(22,706)	$(276,494)	$482,607
Class B
Proceeds from shares issued	$11,242	$5,071	$5,208	$13,552	$5,585	$18,272
Dividends reinvested	231	78	79	862	436	391
Cost of shares redeemed	(11,219)	(4,931)	(7,852)	(16,147)	(12,570)	(33,202)
Change in net assets from Class B capital transactions	$254	$218	$(2,565)	$(1,733)	$(6,549)	$(14,539)
Class C
Proceeds from shares issued	$7,101	$988	$807	$564,463	457,954	$386,941
Dividends reinvested	87	7	8	18,453	8,465	961
Cost of shares redeemed	(6,301)	(772)	(1,089)	(631,020)	(270,638)	(48,901)
Change in net assets from Class C capital transactions	$887	$223	$(274)	$(48,104)	$195,781	$339,001

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

(c)	Commencement of offering of Morgan, Premier and Agency Shares on February 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

80   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Prime Money Market Fund			Liquid Assets Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (c)(d)	Year Ended 6/30/2005 (e)
CAPITAL TRANSACTIONS:
Institutional
Proceeds from shares issued	$237,553,985	$124,415,924	$395,935,404	$7,368,275	$5,283,539	$3,190,767
Dividends reinvested	529,426	183,727	250,432	70,477	39,217	12,138
Cost of shares redeemed	(233,774,190)	(125,016,470)	(401,183,552)	(7,651,647)	(4,892,730)	(1,749,987)
Change in net assets from Institutional capital transactions	$4,309,221	$(416,819)	$(4,997,716)	$(212,895)	$430,026	$1,452,918
Reserve
Proceeds from shares issued	$57,801,715	$31,686,968	$20,430,584	$420,949,560	$364,271,548	$6,882,491
Dividends reinvested	6,518	2,575	2,872	4,327	22,580	18,991
Cost of shares redeemed	(57,791,554)	(31,548,683)	(20,398,714)	(422,056,777)	(365,299,466)	(7,704,387)
Change in net assets from Reserve capital transactions	$16,679	$140,860	$34,742	$(1,102,890)	$(1,005,338)	$(802,905)
Select*
Proceeds from shares issued	$—	$—	$(4,044,490)	$—	$—	$—
Dividends reinvested	—	—	(7,864)	—	—	—
Cost of shares redeemed	—	—	3,384,915	—	—	—
Change in net assets from Select Class capital transactions	$—	$—	$(667,439)	$—	$—	$—
Investor
Proceeds from shares issued	$—	$—	$—	$2,317,378	$1,594,866	$8,015,631
Dividends reinvested	—	—	—	4,600	861	12,195
Cost of shares redeemed	—	—	—	(2,166,481)	(1,872,618)	(9,963,532)
Change in net assets from Investor capital transactions	$—	$—	$—	$155,497	$(276,891)	$(1,935,706)
Cash Management
Proceeds from shares issued	$421,996	$219,676	$597,458	$—	$—	$—
Dividends reinvested	1,910	1,297	1,053	—	—	—
Cost of shares redeemed	(478,372)	(235,830)	(585,289)	—	—	—
Change in net assets from Cash Management capital transactions	$(54,466)	$(14,857)	$13,222	$—	$—	$—
Capital
Proceeds from shares issued	$644,829,243	$271,350,131	$214,882,796	$17,606,861	$18,507,984	$10,922,597
Net assets acquired in a tax–free reorganization (Note 9)	—	—	14,825,395	—	—	1,999,916
Dividends reinvested	755,680	209,138	132,341	56,455	54,229	22,039
Cost of shares redeemed	(636,077,741)	(270,115,134)	(202,146,925)	(17,631,511)	(20,032,988)	(9,841,915)
Change in net assets from Capital capital transactions	$9,507,182	$1,444,135	$27,693,607	$31,805	$(1,470,775)	$3,102,637
Service
Proceeds from shares issued	$—	$—	$—	$— (f)	$15	$—
Dividends reinvested	—	—	—	1	— (f)	—
Cost of shares redeemed	—	—	—	— (f)	—	—
Change in net assets from Service capital transactions	$—	$—	$—	$1	$15	$—

*	The Select Class was exchanged into Premier Shares.

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Capital Shares on February 19, 2005.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

(d)	Commencement of offering of Service Shares on July 15, 2005.

(e)	Commencement of offering of Institutional and Capital Shares on February 19, 2005.

(f)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund			Liquid Assets Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (b)	Year Ended 6/30/2005 (c)
SHARE TRANSACTIONS:
Morgan
Issued	242,893,000	13,163,914	25,737,688	3,864,634	2,896,325	323,979
Shares issued in connection with Fund reorganization (Note 9)	—	—	—	—	—	22,164
Reinvested	149,704	54,039	57,582	105,401	12,804	1,846
Redeemed	(241,076,252)	(12,993,836)	(25,943,621)	(3,076,080)	(1,273,206)	(93,990)
Change in Morgan Shares	1,966,452	224,117	(148,351)	893,955	1,635,923	253,999
Premier
Issued	382,767,174	145,908,536	68,588,849	2,286,918	1,696,255	118,660
Shares issued in connection with Fund reorganization (Note 9)	—	—	1,171,410	—	—	56,312
Reinvested	138,694	47,488	38,447	8,498	1,980	139
Redeemed	(382,511,304)	(147,083,581)	(67,108,473)	(2,065,902)	(1,462,651)	(94,295)
Change in Premier Shares	394,564	(1,127,557)	2,690,233	229,514	235,584	80,816
Agency
Issued	138,881,614	43,624,592	92,782,107	2,877,596	3,140,660	1,685,375
Shares issued in connection with Fund reorganization (Note 9)	—	—	370,943	—	—	480,349
Reinvested	391,298	148,602	213,021	8,912	7,947	3,296
Redeemed	(138,003,978)	(46,822,411)	(92,629,097)	(2,909,214)	(3,425,102)	(1,686,410)
Change in Agency Shares	1,268,934	(3,049,217)	736,974	(22,706)	(276,495)	482,610
Class B
Issued	11,242	5,071	5,208	13,550	5,585	18,272
Reinvested	231	78	79	862	436	391
Redeemed	(11,219)	(4,932)	(7,852)	(16,145)	(12,570)	(33,202)
Change in Class B Shares	254	217	(2,565)	(1,733)	(6,549)	(14,539)
Class C
Issued	7,101	988	807	564,463	457,954	386,941
Reinvested	87	7	8	18,453	8,465	961
Redeemed	(6,301)	(772)	(1,089)	(631,020)	(270,638)	(48,901)
Change in Class C Shares	887	223	(274)	(48,104)	195,781	339,001

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

(c)	Commencement of offering of Morgan, Premier and Agency Shares on February 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

82   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Prime Money Market Fund			Liquid Assets Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (c)(d)	Year Ended 6/30/2005 (e)
SHARE TRANSACTIONS:
Institutional
Issued	237,553,985	124,415,924	395,935,405	7,368,275	5,283,538	3,190,767
Reinvested	529,426	183,727	250,432	70,477	39,218	12,137
Redeemed	(233,774,190)	(125,016,470)	(401,183,550)	(7,651,647)	(4,892,730)	(1,749,983)
Change in Institutional Shares	4,309,221	(416,819)	(4,997,713)	(212,895)	430,026	1,452,921
Reserve
Issued	57,801,715	31,686,968	20,430,584	420,949,560	364,271,548	6,882,490
Reinvested	6,518	2,575	2,872	4,327	22,581	18,991
Redeemed	(57,791,554)	(31,548,683)	(20,398,715)	(422,056,777)	(365,299,467)	(7,704,379)
Change in Reserve Shares	16,679	140,860	34,741	(1,102,890)	(1,005,338)	(802,898)
Select*
Issued	—	—	785,873	—	—	—
Reinvested	—	—	3,858	—	—	—
Redeemed	—		(1,457,102)	—	—	—
Change in Select Class Shares	—	—	(667,371)	—	—	—
Investor
Issued	—	—	—	2,317,378	1,594,867	8,015,600
Reinvested	—	—	—	4,600	861	12,225
Redeemed	—	—	—	(2,166,481)	(1,872,618)	(9,963,528)
Change in Investor Shares	—	—	—	155,497	(276,890)	(1,935,703)
Cash Management
Issued	421,996	219,676	597,457	—	—	—
Reinvested	1,910	1,297	1,053	—	—	—
Redeemed	(478,372)	(235,830)	(585,289)	—	—	—
Change in Cash Management Shares	(54,466)	(14,857)	13,221	—	—	—
Capital
Issued	644,829,243	271,350,131	214,882,796	17,606,861	18,507,984	10,922,595
Shares issued in connection with Fund reorganization (Note 9)	—	—	14,825,420	—	—	1,999,897
Reinvested	755,680	209,138	132,341	56,455	54,229	22,039
Redeemed	(636,077,741)	(270,115,134)	(202,146,923)	(17,631,511)	(20,032,988)	(9,841,907)
Change in Capital Shares	9,507,182	1,444,135	27,693,634	31,805	(1,470,775)	3,102,624
Service
Issued	—	—	—	— (f)	15	—
Reinvested	—	—	—	1	— (f)	—
Redeemed	—	—	—	— (f)	—	—
Change in Service Class Shares	—	—	—	1	15	—

*	The Select Class was exchanged into Premier Shares.

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Capital Shares on February 19, 2005.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

(d)	Commencement of offering of Service Shares on July 15, 2005.

(e)	Commencement of offering of Institutional and Capital Shares on February 19, 2005.

(f)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund			U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (c)
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$320,733,869	$144,336,105	$73,873,031	$122,096,434	$3,058,729	$1,508,859
Net assets acquired in a tax-free reorganization (Note 9)	—	—	2,602,083	—	—	646,969
Dividends reinvested	38,130	19,507	6,309	24,010	8,018	2,462
Cost of shares redeemed	(320,175,175)	(144,152,735)	(74,035,964)	(121,086,120)	(3,003,941)	(1,345,481)
Change in net assets from Morgan capital transactions	$596,824	$202,877	$2,445,459	$1,034,324	$62,806	$812,809
Premier
Proceeds from shares issued	$168,917,097	$113,199,105	$4,734,062	$10,775,455	$6,220,158	$1,957,053
Net assets acquired in a tax-free reorganization (Note 9)	—	—	834,347	—	—	1,345,010
Dividends reinvested	30,396	12,501	5,473	15,339	4,789	1,470
Cost of shares redeemed	(169,281,296)	(112,670,398)	(4,885,718)	(10,531,544)	(6,069,511)	(2,294,006)
Change in net assets from Premier capital transactions	$(333,803)	$541,208	$688,164	$259,250	$155,436	$1,009,527
Agency
Proceeds from shares issued	$86,001,530	$29,406,736	$16,284,750	$11,241,927	$7,473,267	$5,099,820
Net assets acquired in a tax-free reorganization (Note 9)	—	—	3,579,682	—	—	869,931
Dividends reinvested	127,447	58,953	26,698	27,698	15,272	5,562
Cost of shares redeemed	(85,755,462)	(29,994,480)	(15,943,537)	(11,267,534)	(7,491,788)	(5,077,180)
Change in net assets from Agency capital transactions	$373,515	$(528,791)	$3,947,593	$2,091	$(3,249)	$898,133
Class B
Proceeds from shares issued	$—	$—	$—	$774	$314	$1,657
Dividends reinvested	—	—	—	69	35	30
Cost of shares redeemed	—	—	—	(1,133)	(888)	(2,189)
Change in net assets from Class B capital transactions	$—	$—	$—	(290)	$(539)	$(502)
Class C
Proceeds from shares issued	$—	$—	$—	$51,726	$42,134	$33,110
Dividends reinvested	—	—	—	1,142	508	79
Cost of shares redeemed	—	—	—	(45,990)	(49,083)	(6,149)
Change in net assets from Class C capital transactions	$—	$—	$—	$6,878	$(6,441)	$27,040

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Morgan Shares on February 19, 2005.

(c)	Commencement of offering of Morgan, Premier and Agency Shares on February 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

84   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	U.S. Government Money Market Fund			U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)(b)	Year Ended 6/30/2005 (c)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (d)
CAPITAL TRANSACTIONS:
Institutional
Proceeds from shares issued	$16,664,731	$10,880,860	$7,123,597	$12,603,553	$11,165,668	$6,235,442
Net assets acquired in a tax-free reorganization (Note 9)	—	—	2,277,446	—	—	648,830
Dividends reinvested	70,177	27,421	12,597	33,824	30,961	4,745
Cost of shares redeemed	(16,983,287)	(10,611,070)	(7,396,447)	(15,779,030)	(8,750,816)	(5,183,435)
Change in net assets from Institutional capital transactions	$(248,379)	$297,211	$2,017,193	$(3,141,653)	$2,445,813	$1,705,582
Reserve
Proceeds from shares issued	$128,632,377	$111,526,567	$896,641	$247,302,603	$190,515,282	$7,728,605
Net assets acquired in a tax-free reorganization (Note 9)	—	—	500,579	—	—	229,956
Dividends reinvested	69	254	1	6,047	7,547	6,873
Cost of shares redeemed	(129,008,689)	(111,556,459)	(647,740)	(247,937,378)	(190,755,664)	(7,930,586)
Change in net assets from Reserve capital transactions	$(376,243)	$(29,638)	$749,481	$(628,728)	$(232,835)	$34,848
Investor
Proceeds from shares issued	$—	$—	$—	$3,620,956	$2,137,328	$4,591,861
Dividends reinvested	—	—	—	4,023	60	43
Cost of shares redeemed	—	—	—	(3,758,038)	(2,659,642)	(5,002,838)
Change in net assets from Investor capital transactions	$—	$—	$—	$(133,059)	$(522,254)	$(410,934)
Capital
Proceeds from shares issued	$45,274,162	$37,432,817	$30,953,998	$—	$—	$—
Dividends reinvested	93,461	61,939	29,195	—	—	—
Cost of shares redeemed	(49,712,631)	(30,693,773)	(33,611,168)	—	—	—
Change in net assets from Capital capital transactions	$(4,345,008)	$6,800,983	$(2,627,975)	$—	$—	$—
Service
Proceeds from shares issued	$20	$15	$—	$—	$—	$—
Dividends reinvested	1	— (e)	—	—	—	—
Cost of shares redeemed	(20)	— (e)	—	—	—	—
Change in net assets from Service capital transactions	$1	$15	$—	$—	$—	$—

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Service Shares on July 15, 2005.

(c)	Commencement of offering of Institutional and Reserve Shares on February 19, 2005.

(d)	Commencement of offering of Institutional Shares on February 19, 2005.

(e)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund			U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (c)
SHARE TRANSACTIONS:
Morgan
Issued	320,733,869	144,336,106	73,873,031	122,096,434	3,058,729	1,508,856
Shares issued in connection with Fund reorganization (Note 9)	—	—	2,602,203	—	—	647,035
Reinvested	38,130	19,507	6,308	24,010	8,018	2,462
Redeemed	(320,175,175)	(144,152,735)	(74,035,964)	(121,086,120)	(3,003,941)	(1,345,481)
Change in Morgan Shares	596,824	202,878	2,445,578	1,034,324	62,806	812,872
Premier
Issued	168,917,097	113,199,104	4,734,062	10,775,455	6,220,158	1,957,049
Shares issued in connection with Fund reorganization (Note 9)	—	—	834,357	—	—	1,345,102
Reinvested	30,396	12,501	5,473	15,339	4,789	1,470
Redeemed	(169,281,296)	(112,670,398)	(4,885,718)	(10,531,544)	(6,069,511)	(2,294,006)
Change in Premier Shares	(333,803)	541,207	688,174	259,250	155,436	1,009,615
Agency
Issued	86,001,530	29,406,736	16,284,749	11,241,927	7,473,267	5,099,817
Shares issued in connection with Fund reorganization (Note 9)	—	—	3,579,738	—	—	869,798
Reinvested	127,447	58,953	26,697	27,698	15,272	5,563
Redeemed	(85,755,462)	(29,994,480)	(15,943,537)	(11,267,534)	(7,491,789)	(5,077,180)
Change in Agency Shares	373,515	(528,791)	3,947,647	2,091	(3,250)	897,998
Class B
Issued	—	—	—	774	314	1,657
Reinvested	—	—	—	69	35	29
Redeemed	—	—	—	(1,133)	(888)	(2,188)
Change in Class B Shares	—	—	—	(290)	(539)	(502)
Class C
Issued	—	—	—	51,726	42,134	33,111
Reinvested	—	—	—	1,142	508	79
Redeemed	—		—	(45,990)	(49,083)	(6,149)
Change in Class C Shares	—	—	—	6,878	(6,441)	27,041

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Morgan Shares on February 19, 2005.

(c)	Commencement of offering of Morgan, Premier and Agency Shares on February 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

86   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	U.S. Government Money Market Fund			U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)(b)	Year Ended 6/30/2005 (c)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 6/30/2005 (d)
SHARE TRANSACTIONS:
Institutional
Issued	16,664,731	10,880,860	7,123,597	12,603,553	11,165,668	6,235,437
Shares issued in connection with Fund reorganization (Note 9)	—	—	2,277,485	—	—	648,863
Reinvested	70,177	27,421	12,597	33,824	30,961	4,744
Redeemed	(16,983,287)	(10,611,070)	(7,396,447)	(15,779,030)	(8,750,816)	(5,183,434)
Change in Institutional Shares	(248,379)	297,211	2,017,232	(3,141,653)	2,445,813	1,705,610
Reserve
Issued	128,632,377	111,526,566	896,642	247,302,603	190,515,283	7,728,599
Shares issued in connection with Fund reorganization (Note 9)	—	—	500,579	—	—	229,976
Reinvested	69	254	1	6,047	7,547	6,873
Redeemed	(129,008,689)	(111,556,459)	(647,740)	(247,937,378)	(190,755,665)	(7,930,586)
Change in Reserve Shares	(376,243)	(29,639)	749,482	(628,728)	(232,835)	34,862
Investor
Issued	—	—	—	3,620,956	2,137,328	4,591,852
Reinvested	—	—	—	4,023	60	43
Redeemed	—	—	—	(3,758,038)	(2,659,642)	(5,002,838)
Change in Investor Shares	—	—	—	(133,059)	(522,254)	(410,943)
Capital Class
Issued	45,274,162	37,432,817	30,953,997	—	—	—
Reinvested	93,461	61,939	29,195	—	—	—
Redeemed	(49,712,631)	(30,693,773)	(33,611,168)	—	—	—
Change in Capital Shares	(4,345,008)	6,800,983	(2,627,976)	—	—	—
Service
Issued	20	15	—	—	—	—
Reinvested	1	— (e)	—	—	—	—
Redeemed	(20)	— (e)	—	—	—	—
Change in Service Class Shares	1	15	—	—	—	—

(a)	The Fund changed its fiscal year end from June 30 to the last day of February.

(b)	Commencement of offering of Service Shares on July 15, 2005.

(c)	Commencement of offering of Institutional and Reserve Shares on February 19, 2005.

(d)	Commencement of offering of Institutional Shares on February 19, 2005.

(e)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund			100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (c)
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$4,363,188	$3,591,453	$7,865,771	$13,075,840	$3,776,738	$7,848,500
Dividends reinvested	5,913	2,267	2,697	51,687	20,513	22,755
Cost of shares redeemed	(4,340,649)	(3,607,679)	(7,886,225)	(13,147,712)	(3,916,315)	(7,707,406)
Change in net assets from Morgan capital transactions	$28,452	$(13,959)	$(17,757)	$(20,185)	$(119,064)	$163,849
Premier
Proceeds from shares issued	$2,661,541	$2,120,277	$7,999,963	$107,525,040	$46,287,989	$15,473,968
Net assets acquired in a tax-free reorganization (Note 9)	—	—	—	—	—	366,113
Dividends reinvested	14,946	8,886	13,358	16,165	3,878	3,763
Cost of shares redeemed	(2,828,389)	(2,875,367)	(7,567,871)	(107,757,670)	(45,793,996)	(15,398,519)
Change in net assets from Premier capital transactions	$(151,902)	$(746,204)	$445,450	$(216,465)	$497,871	$445,325
Agency
Proceeds from shares issued	$1,188,597	$800,315	$2,061,609	$4,683,954	$4,013,823	$8,999,161
Net assets acquired in a tax-free reorganization (Note 9)	—	—	—	—	—	134,217
Dividends reinvested	3,374	920	1,774	42,991	9,421	12,402
Cost of shares redeemed	(1,220,469)	(804,017)	(2,249,246)	(5,269,280)	(3,662,766)	(9,191,447)
Change in net assets from Agency capital transactions	$(28,498)	$(2,782)	$(185,863)	$(542,335)	$360,478	$(45,667)
Institutional
Proceeds from shares issued	$17,625,865	$6,859,699	$6,271,911	$14,119,865	$3,814,741	$8,634,846
Dividends reinvested	115,435	19,399	14,682	51,119	12,746	18,480
Cost of shares redeemed	(14,315,911)	(6,430,008)	(5,740,187)	(12,965,567)	(3,566,262)	(9,311,878)
Change in net assets from Institutional capital transactions	$3,425,389	$449,090	$546,406	$1,205,417	$261,225	$(658,552)
Reserve
Proceeds from shares issued	$18,724	$9,025	$3,075	$1,456,924	$5,795	$1,594
Dividends reinvested	60	21	4	312	26	2
Cost of shares redeemed	(18,293)	(9,379)	(1,986)	(673,942)	(4,126)	(629)
Change in net assets from Reserve capital transactions	$491	$(333)	$1,093	$783,294	$1,695	$967
Capital
Proceeds from shares issued	$—	$—	$—	$7,857,276	$2,812,944	$3,557,673
Net assets acquired in a tax-free reorganization (Note 9)	—	—	—	—	—	2,002,704
Dividends reinvested	—	—	—	22,793	3,770	2,796
Cost of shares redeemed	—	—	—	(7,877,552)	(3,107,487)	(3,892,170)
Change in net assets from Capital capital transactions	$—	$—	$—	$2,517	$(290,773)	$1,671,003

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Reserve Shares on February 19, 2005.

(c)	Commencement of offering Reserve and Capital Shares on February 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

88   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Federal Money Market Fund			100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (c)
SHARE TRANSACTIONS:
Morgan
Issued	4,363,188	3,591,453	7,865,771	13,075,840	3,776,738	7,848,500
Reinvested	5,913	2,267	2,697	51,687	20,513	22,755
Redeemed	(4,340,649)	(3,607,679)	(7,886,225)	(13,147,712)	(3,916,315)	(7,707,406)
Change in Morgan Shares	28,452	(13,959)	(17,757)	(20,185)	(119,064)	163,849
Premier
Issued	2,661,541	2,120,277	7,999,963	107,525,040	46,287,988	15,473,968
Shares issued in connection with Fund reorganization (Note 9)	—	—	—	—	—	366,115
Reinvested	14,946	8,886	13,358	16,165	3,878	3,764
Redeemed	(2,828,389)	(2,875,367)	(7,567,871)	(107,757,670)	(45,793,996)	(15,398,519)
Change in Premier Shares	(151,902)	(746,204)	445,450	(216,465)	497,870	445,328
Agency
Issued	1,188,597	800,315	2,061,609	4,683,954	4,013,823	8,999,161
Shares issued in connection with Fund reorganization (Note 9)	—	—	—	—	—	134,233
Reinvested	3,374	920	1,774	42,991	9,421	12,402
Redeemed	(1,220,469)	(804,017)	(2,249,246)	(5,269,280)	(3,662,767)	(9,191,447)
Change in Agency Shares	(28,498)	(2,782)	(185,863)	(542,335)	360,477	(45,651)
Institutional
Issued	17,625,865	6,859,698	6,271,911	14,119,865	3,814,741	8,634,846
Reinvested	115,435	19,399	14,682	51,119	12,746	18,480
Redeemed	(14,315,911)	(6,430,008)	(5,740,187)	(12,965,567)	(3,566,262)	(9,311,878)
Change in Institutional Shares	3,425,389	449,089	546,406	1,205,417	261,225	(658,552)
Reserve
Proceeds from shares issued	18,724	9,025	3,075	1,456,924	5,796	1,594
Dividends reinvested	60	21	4	312	26	2
Cost of shares redeemed	(18,293)	(9,379)	(1,986)	(673,942)	(4,126)	(629)
Change in Reserve Shares	491	(333)	1,093	783,294	1,696	967
Capital
Proceeds from shares issued	—	—	—	7,857,276	2,812,944	3,557,673
Shares issued in connection with Fund reorganization (Note 9)	—	—	—	—	—	2,002,826
Dividends reinvested	—	—	—	22,793	3,770	2,796
Cost of shares redeemed	—	—	—	(7,877,552)	(3,107,487)	(3,892,170)
Change in Capital Shares	—	—	—	2,517	(290,773)	1,671,125

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Reserve Shares on February 19, 2005.

(c)	Commencement of offering of Reserve and Capital Shares on February 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund			Municipal Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (c)(d)(f)	Year Ended 6/30/2005 (e)
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$20,898,989	$2,799,394	$1,767,790	$1,140,564	$741,863	$46,984
Dividends reinvested	6,219	3,163	4,185	9,256	1,243	193
Cost of shares redeemed	(20,800,377)	(2,894,678)	(1,780,647)	(1,082,925)	(531,478)	(10,682)
Change in net assets from Morgan capital transactions	$104,831	$(92,121)	$(8,672)	$66,895	$211,628	$36,495
Premier
Proceeds from shares issued	$27,707,596	$13,397,911	$20,165,881	$1,327,555	$882,315	$1,116,456
Dividends reinvested	12,570	4,958	5,776	2,274	145	71
Cost of shares redeemed	(31,762,508)	(11,968,103)	(19,524,300)	(1,199,580)	(802,925)	(1,156,677)
Change in net assets from Premier capital transactions	$(4,042,342)	$1,434,766	$647,357	$130,249	$79,535	$(40,150)
Agency
Proceeds from shares issued	$2,720,547	$1,877,740	$4,923,353	$164,706	$251,364	$1,315
Dividends reinvested	11,210	5,250	7,064	789	543	2
Cost of shares redeemed	(2,888,261)	(2,343,079)	(5,199,043)	(194,606)	(206,390)	(1,300)
Change in net assets from Agency capital transactions	$(156,504)	$(460,089)	$(268,626)	$(29,111)	$45,517	$17
Institutional
Proceeds from shares issued	$52,326,990	$38,074,120	$60,613,671	$1,706,229	$959,914	$263,164
Dividends reinvested	155,174	69,083	91,305	1,723	490	29
Cost of shares redeemed	(53,693,999)	(37,648,976)	(60,415,589)	(1,721,295)	(795,397)	(178,438)
Change in net assets from Institutional capital transactions	$(1,211,835)	$494,227	$289,387	$(13,343)	$165,007	$84,755
Reserve
Proceeds from shares issued	$7,413,784	$4,674	$4,583	$30,717,550	$28,410,335	$1,684,229
Dividends reinvested	36	19	7	208	2,218	2,114
Cost of shares redeemed	(2,785,309)	(4,286)	(2,166)	(30,777,487)	(28,612,979)	(1,688,276)
Change in net assets from Reserve capital transactions	$4,628,511	$407	$2,424	$(59,729)	$(200,426)	$(1,933)
Service
Proceeds from shares issued	$—	$—	$—	$— (g)	$15	$—
Dividends reinvested	—	—	—	— (g)	— (g)	—
Cost of shares redeemed	—	—	—	— (g)	—	—
Change in net assets from Service Class capital transactions	$—	$—	$—	$— (g)	$15	$—
E*Trade
Proceeds from shares issued	$—	$—	$—	$1,960,200	$315,961	$—
Dividends reinvested	—	—	—	30,946	619	—
Cost of shares redeemed	—	—	—	(575,055)	(9,215)	—
Change in net assets from E*Trade capital transactions	$—	$—	$—	$1,416,091	$307,365	$—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Reserve Shares on February 19, 2005.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

(d)	Commencement of offering of E*Trade Shares on January 17, 2006.

(e)	Commencement of offering of Morgan, Agency and Institutional Shares on February 19, 2005.

(f)	Commencement of offering of Service Shares on July 15, 2005.

(g)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

90   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Tax Free Money Market Fund			Municipal Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)	Year Ended 8/31/2005 (b)	Year Ended 2/28/2007	Period Ended 2/28/2006 (c)(d)(f)	Year Ended 6/30/2005 (e)
SHARE TRANSACTIONS:
Morgan
Issued	20,898,989	2,799,394	1,767,791	1,140,564	741,863	46,984
Reinvested	6,219	3,163	4,185	9,256	1,243	192
Redeemed	(20,800,377)	(2,894,678)	(1,780,647)	(1,082,925)	(531,478)	(10,681)
Change in Morgan Shares	104,831	(92,121)	(8,671)	66,895	211,628	36,495
Premier
Issued	27,707,596	13,397,911	20,165,881	1,327,555	882,315	1,116,456
Reinvested	12,570	4,958	5,777	2,274	145	71
Redeemed	(31,762,508)	(11,968,103)	(19,524,298)	(1,199,580)	(802,925)	(1,156,677)
Change in Premier Shares	(4,042,342)	1,434,766	647,360	130,249	79,535	(40,150)
Agency
Issued	2,720,547	1,877,739	4,923,353	164,706	251,364	1,315
Reinvested	11,210	5,250	7,064	789	543	2
Redeemed	(2,888,261)	(2,343,078)	(5,199,042)	(194,606)	(206,390)	(1,300)
Change in Agency Shares	(156,504)	(460,089)	(268,625)	(29,111)	45,517	17
Institutional
Issued	52,326,990	38,074,120	60,613,671	1,706,229	959,913	263,164
Reinvested	155,174	69,083	91,304	1,723	490	29
Redeemed	(53,693,999)	(37,648,976)	(60,415,582)	(1,721,295)	(795,397)	(178,438)
Change in Institutional Shares	(1,211,835)	494,227	289,393	(13,343)	165,006	84,755
Reserve
Issued	7,413,784	4,674	4,582	30,717,550	28,410,335	1,684,229
Reinvested	36	19	7	208	2,218	2,114
Redeemed	(2,785,309)	(4,286)	(2,166)	(30,777,487)	(28,612,979)	(1,688,276)
Change in Reserve Shares	4,628,511	407	2,423	(59,729)	(200,426)	(1,933)
Service
Issued	—	—	—	— (g)	15	—
Reinvested	—	—	—	— (g)	— (g)	—
Redeemed	—	—	—	— (g)	—	—
Change in Service Class Shares	—	—	—	— (g)	15	—
E*Trade
Proceeds from shares issued	—	—	—	1,960,200	315,961	—
Dividends reinvested	—	—	—	30,946	619	—
Cost of shares redeemed	—	—	—	(575,055)	(9,215)	—
Change in E*Trade Shares	—	—	—	1,416,091	307,365	—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Reserve Shares on February 19, 2005.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

(d)	Commencement of offering of E*Trade Shares on January 17, 2006.

(e)	Commencement of offering of Morgan, Agency and Institutional Shares on February 19, 2005.

(f)	Commencement of offering of Service Shares on July 15, 2005.

(g)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   91

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Morgan

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 28, 2007	$1.00	$0.05		$—	(f)	$0.05		$(0.05)	$—		$(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Liquid Assets Money Market Fund
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

U.S. Government Money Market Fund
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)

Federal Money Market Fund
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	—		— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	—		(0.01)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	—	(f)	(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	—		— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02		—		0.02		(0.02)	—		(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

92   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	4.79%	$5,961,657	0.51%	4.72%	0.53%
1.00	1.80	3,995,204	0.51	3.61	0.53
1.00	2.08	3,771,089	0.55	2.05	0.58
1.00	0.59	3,919,246	0.59	0.59	0.63
1.00	0.87	4,627,000	0.59	0.90	0.62
1.00	1.71	7,552,000	0.58	1.72	0.61

1.00	4.69	2,783,868	0.59	4.62	0.64
1.00	2.26	1,889,908	0.59	3.56	0.64
1.00	0.84	253,991	0.59	2.36	0.64

1.00	4.65	3,245,121	0.59	4.58	0.63
1.00	2.24	2,648,298	0.59	3.34	0.63
1.00	0.81	2,445,422	0.59	2.26	0.63

1.00	4.62	1,909,921	0.59	4.59	0.63
1.00	2.16	875,609	0.59	3.20	0.64
1.00	0.78	812,795	0.59	2.20	0.62

1.00	4.61	235,377	0.59	4.53	0.63
1.00	1.72	206,926	0.59	3.44	0.64
1.00	1.88	220,885	0.64	1.85	0.72
1.00	0.41	238,643	0.70	0.40	0.79
1.00	0.70	310,996	0.70	0.72	0.79
1.00	1.51	451,881	0.70	1.53	0.72

1.00	4.39	1,893,320	0.59	4.29	0.63
1.00	1.59	1,913,521	0.59	3.18	0.64
1.00	1.75	2,032,558	0.59	1.75	0.66
1.00	0.45	1,868,692	0.59	0.43	0.69
1.00	0.75	2,535,204	0.59	0.77	0.69
1.00	1.55	3,525,590	0.59	1.53	0.69

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Morgan (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Year Ended February 28, 2007	$1.00	$0.03		$—	(f)	$0.03		$(0.03)	$—		$(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	—		— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Municipal Money Market Fund
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

94   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.97%	$570,935	0.59%	3.00%	0.62%
1.00	1.15	465,810	0.59	2.37	0.63
1.00	1.43	557,839	0.59	1.43	0.66
1.00	0.48	566,501	0.59	0.48	0.68
1.00	0.69	655,098	0.59	0.72	0.69
1.00	1.21	903,000	0.59	1.14	0.69

1.00	3.01	315,046	0.59	2.97	0.63
1.00	1.49	248,123	0.59	2.33	0.64
1.00	0.63	36,495	0.59	1.79	0.63

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Premier

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 28, 2007	$1.00	$0.05	$—	(f)	$0.05	$(0.05)	$—		$(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Liquid Assets Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

U.S. Treasury Plus Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

Federal Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 28, 2007	1.00	0.04	—	(f)	0.04	(0.04)	—	(f)	(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

96   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	4.85%	$7,844,932	0.45%	4.75%	0.48%
1.00	1.83	7,450,365	0.45	3.65	0.48
1.00	2.18	8,577,924	0.45	2.22	0.48
1.00	0.73	5,887,641	0.45	0.73	0.47
1.00	1.01	5,411,913	0.45	1.00	0.46
1.00	1.85	5,182,000	0.44	1.80	0.47

1.00	4.84	545,911	0.45	4.77	0.49
1.00	2.36	316,397	0.45	3.61	0.49
1.00	0.89	80,814	0.45	2.52	0.52

1.00	4.80	1,624,006	0.45	4.69	0.48
1.00	2.37	1,957,807	0.39	3.56	0.48
1.00	1.79	1,416,600	0.39	1.94	0.44
1.00	0.72	728,456	0.39	0.71	0.39
1.00	1.15	770,196	0.39	1.13	0.39
1.00	2.21	699,907	0.37	2.24	0.39

1.00	4.76	1,424,189	0.45	4.68	0.48
1.00	2.25	1,164,950	0.45	3.36	0.49
1.00	0.83	1,009,503	0.45	2.32	0.47

1.00	4.76	604,858	0.45	4.62	0.48
1.00	1.79	756,761	0.45	3.52	0.49
1.00	2.08	1,502,964	0.45	2.13	0.49
1.00	0.66	1,057,504	0.45	0.65	0.48
1.00	0.95	1,214,705	0.45	0.96	0.47
1.00	1.77	1,403,875	0.45	1.73	0.47

1.00	4.54	1,291,467	0.45	4.45	0.48
1.00	1.69	1,507,936	0.39	3.48	0.49
1.00	1.92	1,010,061	0.41	2.08	0.48
1.00	0.58	564,734	0.46	0.57	0.47
1.00	0.88	488,963	0.46	0.85	0.47
1.00	1.68	352,873	0.46	1.52	0.48

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Premier (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Year Ended February 28, 2007	$1.00	$0.03	$—	(f)	$0.03	$(0.03)	$—		$(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.01	—		0.01	(0.01)	—		(0.01)

Municipal Money Market Fund (d)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 1, 2005 to February 28, 2006 (e)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.01	—		0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 19, 2005, Class I was renamed as Premier Shares.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

98   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	3.12%	$2,078,846	0.45%	3.07%	0.47%
1.00	1.22	6,120,346	0.45	2.47	0.48
1.00	1.58	4,686,356	0.45	1.57	0.48
1.00	0.62	4,038,922	0.45	0.62	0.47
1.00	0.83	3,429,000	0.45	0.82	0.47
1.00	1.35	3,066,000	0.45	1.25	0.48

1.00	3.16	1,037,219	0.45	3.11	0.48
1.00	1.58	906,870	0.45	2.36	0.48
1.00	1.42	827,335	0.45	1.39	0.51
1.00	0.61	867,509	0.45	0.60	0.53
1.00	0.96	1,085,136	0.45	0.96	0.53
1.00	1.45	1,290,395	0.45	1.38	0.53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Agency

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 28, 2007	$1.00	$0.05	$—	(g)	$0.05	$(0.05)	$—		$(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.03	—		0.03	(0.03)	—		(0.03)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Liquid Assets Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund (f)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
November 1, 2001 (e) to June 30, 2002	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)

Federal Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—	(g)	(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Effective February 19, 2005, Administrative Class was renamed as Agency Shares.

(g)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

100   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$1.00	5.05%	$10,626,102	0.26%	4.95%	0.33%
1.00	1.93	9,357,166	0.26	3.84	0.33
1.00	2.37	12,406,388	0.26	2.35	0.33
1.00	0.93	11,669,540	0.26	0.92	0.32
1.00	1.20	12,648,000	0.26	1.20	0.31
1.00	2.05	12,562,000	0.25	2.08	0.32

1.00	5.03	183,392	0.26	4.94	0.34
1.00	2.49	206,098	0.26	3.68	0.34
1.00	0.96	482,594	0.26	2.68	0.37

1.00	5.00	3,890,478	0.26	4.91	0.33
1.00	2.48	3,516,960	0.24	3.65	0.33
1.00	1.95	4,045,754	0.24	2.55	0.32
1.00	0.87	98,212	0.24	0.86	0.24
1.00	1.30	578,118	0.24	1.14	0.24
1.00	1.21	81,789	0.24	1.72	0.24

1.00	4.96	896,961	0.26	4.85	0.33
1.00	2.38	894,875	0.26	3.55	0.34
1.00	0.89	898,116	0.26	2.52	0.32

1.00	4.96	172,324	0.26	4.82	0.33
1.00	1.89	200,822	0.26	3.74	0.34
1.00	2.27	203,604	0.26	2.17	0.34
1.00	0.85	389,465	0.26	0.85	0.33
1.00	1.14	333,490	0.26	1.20	0.33
1.00	1.96	522,503	0.26	2.02	0.32

1.00	4.74	556,544	0.26	4.63	0.33
1.00	1.77	1,098,879	0.24	3.56	0.34
1.00	2.10	738,403	0.24	2.09	0.33
1.00	0.79	784,065	0.25	0.78	0.32
1.00	1.09	818,000	0.25	1.11	0.32
1.00	1.89	1,090,033	0.25	1.86	0.32

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Agency (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Year Ended February 28, 2007	$1.00	$0.03	$—	(f)	$0.03	$(0.03)	$—		$(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Municipal Money Market Fund
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

102   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$1.00	3.31%	$288,068	0.26%	3.26%	0.32%
1.00	1.31	444,492	0.26	2.63	0.33
1.00	1.77	904,664	0.26	1.74	0.33
1.00	0.81	1,173,270	0.26	0.82	0.32
1.00	1.02	724,817	0.26	1.05	0.33
1.00	1.54	1,091,000	0.26	1.45	0.33

1.00	3.35	16,427	0.26	3.22	0.34
1.00	1.71	45,534	0.26	2.71	0.34
1.00	0.75	17	0.26	2.34	0.32

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Total Distributions
Prime Money Market Fund
Year Ended February 28, 2007	$1.00	$0.04		$—	(e)	$0.04		$(0.04)	$(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	(0.02)
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended August 31, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

Liquid Assets Money Market Fund
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

U.S. Treasury Plus Money Market Fund
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(e)	0.01		(0.01)	(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

104   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	4.31%	$6,161	0.97%	4.26%	1.18%
1.00	1.57	5,907	0.97	3.16	1.18
1.00	1.52	5,690	1.11	1.58	1.23
1.00	0.12	8,247	1.06	0.12	1.28
1.00	0.25	10,093	1.21	0.27	1.27
1.00	1.05	13,296	1.23	1.10	1.26

1.00	4.30	18,717	0.97	4.23	1.19
1.00	2.01	20,450	0.97	2.97	1.19
1.00	1.27	26,999	1.01	1.17	1.44
1.00	0.15	41,540	1.02	0.15	1.54
1.00	0.33	62,581	1.33	0.32	1.55
1.00	1.12	38,690	1.52	1.08	1.55

1.00	4.22	1,528	0.97	4.15	1.18
1.00	1.90	1,819	0.97	2.82	1.19
1.00	1.25	2,358	0.87	1.18	1.42
1.00	0.24	2,860	0.82	0.24	1.52
1.00	0.31	3,096	1.17	0.31	1.53
1.00	1.05	1,735	1.52	0.95	1.53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Total Distributions
Prime Money Market Fund
Year Ended February 28, 2007	$1.00	$0.04		$—	(e)	$0.04		$(0.04)	$(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	(0.02)
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended August 31, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

Liquid Assets Money Market Fund
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

U.S. Treasury Plus Money Market Fund
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(e)	0.01		(0.01)	(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

106   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	4.31%	$1,497	0.97%	4.33%	1.17%
1.00	1.57	611	0.97	3.21	1.18
1.00	1.52	387	1.11	1.54	1.23
1.00	0.12	661	1.07	0.13	1.28
1.00	0.25	564	1.21	0.25	1.27
1.00	1.05	628	1.23	1.16	1.26

1.00	4.29	494,963	0.97	4.20	1.19
1.00	2.01	543,064	0.97	3.04	1.19
1.00	1.27	347,285	0.97	2.06	1.23
1.00	0.15	8,284	1.02	0.15	1.52
1.00	0.33	9,267	1.33	0.31	1.55
1.00	1.12	3,430	1.52	0.95	1.55

1.00	4.22	28,026	0.97	4.18	1.18
1.00	1.90	21,148	0.97	2.82	1.19
1.00	1.25	27,589	0.96	1.90	1.21
1.00	0.24	548	0.83	0.24	1.53
1.00	0.31	869	1.19	0.30	1.53
1.00	1.05	682	1.52	1.02	1.53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 28, 2007	$1.00	$0.05	$—	(f)	$0.05	$(0.05)	$—		$(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.03	—		0.03	(0.03)	—		(0.03)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Liquid Assets Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.03	—	(f)	0.03	(0.03)	—		(0.03)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)
U.S. Government Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
U.S. Treasury Plus Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Federal Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)
100% U.S. Treasury Securities Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—	(f)	(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Tax Free Money Market Fund
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—		(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Municipal Money Market Fund
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

108   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$1.00	5.11%	$25,408,596	0.20%	5.01%	0.28%
1.00	1.96	21,099,369	0.20	3.91	0.28
1.00	2.43	21,516,192	0.20	2.36	0.30
1.00	0.99	26,513,965	0.20	0.99	0.32
1.00	1.27	25,075,000	0.20	1.24	0.31
1.00	2.02	21,881,000	0.19	2.06	0.32

1.00	5.10	1,670,013	0.20	4.96	0.29
1.00	2.53	1,882,903	0.20	3.77	0.29
1.00	0.98	1,452,881	0.20	2.76	0.32

1.00	5.06	2,065,993	0.20	4.94	0.28
1.00	2.50	2,314,372	0.20	3.76	0.28
1.00	0.94	2,017,162	0.20	2.66	0.28

1.00	5.03	1,009,749	0.20	4.87	0.28
1.00	2.42	4,151,409	0.20	3.72	0.29
1.00	0.92	1,705,565	0.20	2.61	0.27

1.00	5.02	5,692,265	0.20	4.95	0.28
1.00	1.92	2,266,888	0.20	3.86	0.29
1.00	2.34	1,817,800	0.20	2.36	0.31
1.00	0.91	1,271,387	0.20	0.90	0.32
1.00	1.20	1,712,000	0.20	1.20	0.32
1.00	1.93	1,953,000	0.20	1.97	0.32

1.00	4.80	2,784,927	0.20	4.72	0.28
1.00	1.79	1,579,514	0.20	3.59	0.29
1.00	2.14	1,318,264	0.20	2.07	0.30
1.00	0.84	1,976,796	0.20	0.84	0.31
1.00	1.14	1,126,307	0.20	1.08	0.32
1.00	1.85	267,011	0.20	1.67	0.33

1.00	3.37	8,255,381	0.20	3.32	0.27
1.00	1.34	9,465,973	0.20	2.69	0.28
1.00	1.83	8,973,878	0.20	1.81	0.30
1.00	0.87	8,684,334	0.20	0.87	0.31
1.00	1.09	6,332,000	0.20	1.05	0.32
1.00	1.54	3,889,112	0.20	1.46	0.33

1.00	3.41	236,421	0.20	3.36	0.28
1.00	1.75	249,762	0.20	2.71	0.29
1.00	0.77	84,755	0.20	2.27	0.28

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Reserve

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 28, 2007	$1.00	$0.04		$—	(g)	$0.04		$(0.04)	$—		$(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Liquid Assets Money Market Fund (e)
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.02		—		0.02		(0.02)	—		(0.02)

U.S. Government Money Market Fund
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
February 19, 2005 (f) to June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund (e)
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Federal Money Market Fund
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
February 19, 2005 (f) to August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—	(g)	(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
February 19, 2005 (f) to August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Effective February 19, 2005, Class A was renamed as Reserve Shares.

(f)	Commencement of offering of class of shares.

(g)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

110   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	4.59%	$461,798	0.70%	4.49%	0.73%
1.00	1.71	445,119	0.70	3.45	0.73
1.00	1.92	304,259	0.70	1.92	0.73
1.00	0.48	269,516	0.70	0.48	0.73
1.00	0.76	355,358	0.70	0.76	0.71
1.00	1.60	393,000	0.68	1.41	0.72

1.00	4.58	1,461,304	0.70	4.41	0.74
1.00	2.19	2,564,187	0.70	3.25	0.74
1.00	1.53	3,569,531	0.75	1.48	0.78
1.00	0.40	4,372,583	0.77	0.40	0.79
1.00	0.89	5,744,025	0.77	0.90	0.80
1.00	1.88	6,521,235	0.77	1.88	0.80

1.00	4.54	343,592	0.70	4.37	0.73
1.00	2.17	719,836	0.69	3.23	0.73
1.00	0.77	749,475	0.69	2.19	0.73

1.00	4.50	876,221	0.70	4.36	0.73
1.00	2.08	1,504,955	0.70	3.10	0.74
1.00	1.38	1,737,775	0.74	1.40	0.75
1.00	0.29	1,702,965	0.77	0.29	0.77
1.00	0.73	2,453,050	0.77	0.75	0.78
1.00	1.81	3,162,893	0.77	1.80	0.78

1.00	4.50	1,251	0.70	4.45	0.73
1.00	1.67	760	0.70	3.30	0.74
1.00	1.21	1,093	0.70	2.65	0.73

1.00	4.27	785,951	0.70	4.37	0.72
1.00	1.54	2,663	0.68	3.21	0.74
1.00	1.11	968	0.68	2.37	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Reserve (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Year Ended February 28, 2007	$1.00	$0.03		$—	(g)	$0.03		$(0.03)	$—		$(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
February 19, 2005 (f) to August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Municipal Money Market Fund (e)
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—	(g)	(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Effective February 19, 2005, Class A was renamed as Reserve Shares.

(f)	Commencement of offering of class of shares.

(g)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

112   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.86%	$4,631,440	0.70%	2.92%	0.72%
1.00	1.09	2,829	0.70	2.17	0.73
1.00	0.86	2,423	0.70	1.71	0.73

1.00	2.90	113,653	0.70	2.85	0.73
1.00	1.41	173,362	0.70	2.09	0.73
1.00	1.16	373,788	0.70	1.13	0.76
1.00	0.36	375,729	0.70	0.35	0.78
1.00	0.71	486,778	0.70	0.71	0.78
1.00	1.20	534,947	0.69	1.19	0.77

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Investor

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Total Distributions
Liquid Assets Money Market Fund (c)
Year Ended February 28, 2007	$1.00	$0.05	$—	(e)	$0.05	$(0.05)	$(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(e)	0.02	(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.02	—		0.02	(0.02)	(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)	(0.02)

U.S. Treasury Plus Money Market Fund (c)
Year Ended February 28, 2007	1.00	0.05	—	(e)	0.05	(0.05)	(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(e)	0.02	(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(e)	0.02	(0.02)	(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)	(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 19, 2005, Class I was renamed as Investor Shares.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

114   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	4.77%	$1,841,427	0.51%	4.69%	0.54%
1.00	2.32	1,685,923	0.51	3.44	0.54
1.00	1.77	1,962,817	0.52	1.58	0.55
1.00	0.65	3,898,608	0.52	0.65	0.54
1.00	1.15	4,881,506	0.52	1.14	0.55
1.00	2.14	5,325,870	0.52	2.12	0.55

1.00	4.70	1,854,344	0.51	4.60	0.53
1.00	2.21	1,987,416	0.51	3.27	0.54
1.00	1.52	2,509,650	0.52	1.56	0.52
1.00	0.55	2,920,637	0.52	0.54	0.52
1.00	0.99	3,912,526	0.52	0.99	0.53
1.00	2.07	4,188,032	0.52	2.01	0.53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Cash Management

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Total Distributions
Prime Money Market Fund
Year Ended February 28, 2007	$1.00	$0.04		$—	(e)	$0.04		$(0.04)	$(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	(0.02)
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	(0.01)
September 10, 2001 (d) to August 31, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Commencement of offering of class of shares.

(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

116   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	4.32%	$28,464	0.96%	4.19%	0.98%
1.00	1.58	82,930	0.96	3.15	0.98
1.00	1.66	97,786	0.96	1.67	0.99
1.00	0.21	84,565	0.96	0.21	0.99
1.00	0.50	544,027	0.95	0.48	0.96
1.00	1.25	282,217	0.96	1.17	0.99

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Capital

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 28, 2007	$1.00	$0.05	$—	(g)	$0.05	$(0.05)	$—		$(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 to August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Liquid Assets Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund (f)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.03	—		0.03	(0.03)	—		(0.03)
Year Ended June 30, 2005	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—	(g)	(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 to August 31, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Effective February 19, 2005, Class I was renamed as Capital Shares.

(g)	Amount is less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

118   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	5.15%	$38,644,921	0.16%	5.06%	0.23%
1.00	1.98	29,137,733	0.16	3.97	0.23
1.00	1.55	27,693,602	0.16	2.96	0.23

1.00	5.14	1,663,573	0.16	5.02	0.24
1.00	2.56	1,631,764	0.16	3.73	0.24
1.00	0.99	3,102,545	0.16	2.80	0.27

1.00	5.10	6,985,294	0.16	4.94	0.23
1.00	2.54	11,330,299	0.14	3.89	0.23
1.00	2.05	4,529,318	0.14	1.94	0.17
1.00	0.97	7,157,361	0.14	0.96	0.14
1.00	1.40	9,031,960	0.14	1.37	0.14
1.00	2.45	5,951,880	0.14	2.40	0.14

1.00	4.84	1,382,765	0.16	4.72	0.23
1.00	1.82	1,380,249	0.14	3.61	0.24
1.00	1.40	1,670,983	0.14	2.64	0.23

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Service

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Total realized gains		Total Distributions
Liquid Assets Money Market Fund
Year Ended February 28, 2007	$1.00	$0.04	$—	(e)	$0.04	$(0.04)	$—		$(0.04)
July 15, 2005 (d) to February 28, 2006 (c)	1.00	0.02	—	(e)	0.02	(0.02)	—		(0.02)

U.S. Government Money Market Fund
Year Ended February 28, 2007	1.00	0.04	—	(e)	0.04	(0.04)	—		(0.04)
July 15, 2005 (d) to February 28, 2006 (c)	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Municipal Money Market Fund
Year Ended February 28, 2007	1.00	0.03	—	(e)	0.03	(0.03)	—	(e)	(0.03)
July 15, 2005 (d) to February 28, 2006 (c)	1.00	0.01	—	(e)	0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

(d)	Commencement of offering of class of shares.

(e)	Amount is less than $0.01

SEE NOTES TO FINANCIAL STATEMENTS.

120   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	4.27%	$16	1.00%	4.19%	1.09%
1.00	1.89	15	1.00	3.00	1.10

1.00	4.23	16	1.00	4.15	1.07
1.00	1.87	15	1.00	2.97	1.09

1.00	2.59	15	1.00	2.55	1.09
1.00	1.16	15	1.00	1.85	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

E*Trade

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gains		Total distributions
Municipal Money Market Fund
Year Ended February 28, 2007	$1.00	$0.03		$—	(e)	$0.03		$(0.03)		$—	(e)	$(0.03)
January 17, 2006 (c) to February 28, 2006 (d)	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount rounds to less than $0.01

SEE NOTES TO FINANCIAL STATEMENTS.

122   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.59%	$1,723,433	1.00%	2.60%	1.08%
1.00	0.25	307,366	1.00	2.11	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   123

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004 as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
Prime Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve, Cash Management and Capital	JPM I
Liquid Assets Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve, Investor, Capital and Service	JPM II
U.S. Government Money Market Fund	Morgan, Premier, Agency, Institutional, Reserve, Capital and Service	JPM II
U.S. Treasury Plus Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve and Investor	JPM II
Federal Money Market Fund	Morgan, Premier, Agency, Institutional and Reserve	JPM I
100% U.S. Treasury Securities Money Market Fund	Morgan, Premier, Agency, Institutional, Reserve and Capital	JPM I
Tax Free Money Market Fund	Morgan, Premier, Agency, Institutional and Reserve	JPM I
Municipal Money Market Fund	Morgan, Premier, Agency, Institutional, Reserve, Service and E*Trade	JPM II

Class B and Class C Shares generally provide for a contingent deferred sales charge. Class B Shares automatically convert to Morgan Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Certain Funds may hold funding agreements which are contracts that obligate the issuer to pay a guaranteed rate of interest on a principal sum deposited by a purchaser and which may also guarantee the return of principal. Because the funding agreements are not traded, they are generally classified as illiquid securities and are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations are generally based on the creditworthiness of the funding agreement’s issuer. It is possible that the estimated values may differ from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following are the market value and percentage of net assets of illiquid securities as of February 28, 2007 (amounts in thousands):

	Market Value	Percentage
Prime Money Market Fund	$5,373,849	6.0%
Liquid Assets Money Market Fund	936,689	8.8
U.S. Government Money Market Fund	1,200,000	6.6

C.  Repurchase Agreements — Certain Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty

124   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Securities Lending — To generate additional income, the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund may lend up to 33-1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB acting as agent for the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Liquid Assets Money Market Fund and U.S. Government Money Market Fund retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the 100% U.S. Treasury Securities Money Market Fund. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. For the year ended February 28, 2007, JPMCB voluntarily reduced its fees to: (i) 0.05% for each loan of U.S. securities and (ii) 0.10% for each loan of the non-U.S. securities, respectively.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund from any losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of February 28, 2007, the following Funds had securities with the following market values on loan, received the following collateral and for the year then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

	Lending Agent Fees Paid	Market Value of Collateral	Market Value of Loaned Securities
Liquid Assets Money Market Fund	$1	$—	$—
U.S. Government Money Market Fund	21	—	—
100% U.S. Treasury Securities Money Market Fund (a)	1,128	2,580,894	2,531,569

(a)	Collateral was received in the form of U.S. Treasury Securities, which the Fund cannot sell or repledge, and accordingly, are not reflected in the Fund’s assets and liabilities.

E.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

F.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the particular Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution fees and shareholder servicing fees.

G.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   125

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

H. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e. that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Prime Money Market Fund	$1,168	$(1,168)	$—
Liquid Assets Money Market Fund	187	(187)	—
U.S. Government Money Market Fund	359	(359)	—
U.S. Treasury Plus Money Market Fund	198	(189)	(9)
Federal Money Market Fund	70	(68)	(2)
100% U.S. Treasury Securities Money Market Fund	128	(189)	61
Tax Free Money Market Fund	274	(274)	—
Municipal Money Market Fund	(24)	208	(184)

The reclassifications for the Funds relate primarily to differences in deferred compensation and the character for tax purposes of distributions (U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund).

I.  New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to separate Amended and Restated Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM”) acts as the investment advisor to the Prime Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund and JPMorgan Investment Advisors Inc., (“JPMIA”, and together with JPMIM, each an “Advisor”) acts as the investment advisor to the Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market and Municipal Money Market Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIA is an indirect, wholly-owned subsidiary of JPMorgan. The annual advisory fee for each Fund is 0.08%.

The Advisors waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

As of February 28, 2007, there were no waivers/reimbursements resulting from investments in the money market funds.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the JPMorgan Fund Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds.

126   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Morgan Shares, Class B, Class C, Reserve Shares, Cash Management Shares, Service Shares and E*Trade Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Premier Shares, Agency Shares, Institutional Shares, Investor Shares and Capital Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Morgan	Class B	Class C	Reserve	Cash Management	Service	E*Trade
Prime Money Market Fund	n/a	0.75%	0.75%	0.25%	0.50%	n/a	n/a
Liquid Assets Money Market Fund	0.10%	0.75	0.75	0.25	n/a	0.60%	n/a
U.S. Government Money Market Fund	0.10	n/a	n/a	0.25	n/a	0.60	n/a
U.S. Treasury Plus Money Market Fund	0.10	0.75	0.75	0.25	n/a	n/a	n/a
Federal Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
Tax Free Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
Municipal Money Market Fund	0.10	n/a	n/a	0.25	n/a	0.60	0.60%

In addition, the Distributor is entitled to receive the contingent deferred sales charges (“CDSC”) from redemptions of Class B and Class C Shares. For the year ended February 28, 2007, the Distributor received the following amounts (in thousands):

CDSC
Prime Money Market Fund	$62
Liquid Assets Money Market Fund	66
U.S. Treasury Plus Money Market Fund	4

D.  Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Morgan	Premier	Agency	Class B	Class C	Institutional
Prime Money Market Fund	0.35%	0.30%	0.15%	0.25%	0.25%	0.10%
Liquid Assets Money Market Fund	0.35	0.30	0.15	0.25	0.25	0.10
U.S. Government Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.15	0.25	0.25	0.10
Federal Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
Tax Free Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
Municipal Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10

	Reserve	Investor	Cash Management	Capital	Service	E*Trade
Prime Money Market Fund	0.30%	n/a	0.30%	0.05%	n/a	n/a
Liquid Assets Money Market Fund	0.30	0.35%	n/a	0.05	0.30%	n/a
U.S. Government Money Market Fund	0.30	n/a	n/a	0.05	0.30	n/a
U.S. Treasury Plus Money Market Fund	0.30	0.35	n/a	n/a	n/a	n/a
Federal Money Market Fund	0.30	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.30	n/a	n/a	0.05	n/a	n/a
Tax Free Money Market Fund	0.30	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	0.30	n/a	n/a	n/a	0.30	0.30%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder and administrative services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of this shareholder servicing fee to such financial intermediaries for performing such services.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   127

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

The Distributor waived Shareholder Servicing fees and/or reimbursed expenses as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F.  Waivers and Reimbursements — The Advisors, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Morgan	Premier	Agency	Class B	Class C	Institutional
Prime Money Market Fund	0.52%	0.45%	0.26%	0.97%	0.97%	0.20%
Liquid Assets Money Market Fund	0.59	0.45	0.26	0.97	0.97	0.20
U.S. Government Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
U.S. Treasury Plus Money Market Fund	0.59	0.45	0.26	0.97	0.97	0.20
Federal Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
100% U.S. Treasury Securities Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
Tax Free Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
Municipal Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20

	Reserve	Investor	Cash Management	Capital	Service	E*Trade
Prime Money Market Fund	0.70%	n/a	0.96%	0.16%	n/a	n/a
Liquid Assets Money Market Fund	0.70	0.51%	n/a	0.16	1.00%	n/a
U.S. Government Money Market Fund	0.70	n/a	n/a	0.16	1.00	n/a
U.S. Treasury Plus Money Market Fund	0.70	0.51	n/a	n/a	n/a	n/a
Federal Money Market Fund	0.70	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.70	n/a	n/a	0.16	n/a	n/a
Tax Free Money Market Fund	0.70	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	0.70	n/a	n/a	n/a	1.00	1.00%

The contractual expense limitation agreements were in effect for the year ended February 28, 2007. The expense limitation percentages in the table above are in place until at least June 30, 2007.

For the year ended February 28, 2007, the Funds’ service providers waived fees for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees in future years.

	Contractual Waivers
	Administration	Shareholder Servicing	Total
Prime Money Market Fund	$11,303	$37,741	$49,044
Liquid Assets Money Market Fund	2,629	3,391	6,020
U.S. Government Money Market Fund	4,845	5,721	10,566
U.S. Treasury Plus Money Market Fund	1,842	2,813	4,655
Federal Money Market Fund	305	3,062	3,367
100% U.S. Treasury Securities Money Market Fund	2,531	2,286	4,817
Tax Free Money Market Fund	295	7,414	7,709
Municipal Money Market Fund	992	745	1,737

	Voluntary Waivers
	Administration	Total
Prime Money Market Fund	$467	$467

G.  Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Officers’ fees in the Statement of Operations.

128   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

The Funds may use related party brokers/dealers. For the year ended February 28, 2007, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisors.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific expenses for the year ended February 28, 2007 are as follows (amounts in thousands):

	Distribution		Shareholder Servicing
Prime Money Market Fund
Morgan	$—		$17,119
Premier	—		22,675
Agency	—		14,683
Class B	46		15
Class C	21		7
Institutional	—		22,094
Reserve	1,027		1,233
Cash Management	255		153
Capital	—		18,777
	$1,349		$96,756
Liquid Assets Money Market Fund
Morgan	$2,323		$8,132
Premier	—		1,354
Agency	—		329
Class B	161		54
Class C	3,301		1,100
Institutional	—		1,702
Reserve	4,501		5,401
Investor	—		6,080
Capital	—		694
Service	—	(a)	—	(a)
	$10,286		$24,846
U.S. Government Money Market Fund
Morgan	$2,862		$10,019
Premier	—		5,120
Agency	—		5,682
Institutional	—		2,293
Reserve	1,282		1,538
Capital	—		3,467
Service	—	(a)	—	(a)
	$4,144		$28,119

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   129

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

	Distribution		Shareholder Servicing
U.S. Treasury Plus Money Market Fund
Morgan	$1,431		$5,007
Premier	—		3,805
Agency	—		1,361
Class B	13		5
Class C	205		68
Institutional	—		2,962
Reserve	2,844		3,413
Investor	—		6,550
	$4,493		$23,171
Federal Money Market Fund
Morgan	$218		$764
Premier	—		1,758
Agency	—		230
Institutional	—		3,906
Reserve	4		4
	$222		$6,662
100% U.S. Treasury Securities Money Market Fund
Morgan	$1,808		$6,328
Premier	—		4,854
Agency	—		1,554
Institutional	—		2,126
Reserve	228		274
Capital	—		784
	$2,036		$15,920
Tax Free Money Market Fund
Morgan	$406		$1,419
Premier	—		17,463
Agency	—		606
Institutional	—		8,023
Reserve	1,241		1,489
	$1,647		$29,000
Municipal Money Market Fund
Morgan	$314		$1,101
Premier	—		3,138
Agency	—		37
Institutional	—		223
Reserve	367		440
Service	—	(a)	—	(a)
E*Trade	7,110		3,555
	$7,791		$8,494

(a)	Amount rounds to less than $1,000.

130   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2007, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
100% U.S. Treasury Securities Money Market Fund	$9,406,296	$—	$72	$(72)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended February 28, 2007 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$4,104,028	$—	$4,104,028
Liquid Assets Money Market Fund	473,880	—	473,880
U.S. Government Money Market Fund	875,433	—	875,433
U.S. Treasury Plus Money Market Fund	450,120	—	450,120
Federal Money Market Fund	237,630	—	237,630
100% U.S. Treasury Securities Money Market Fund	376,076	—	376,076
Tax Free Money Market Fund	1,560	483,197	484,757
Municipal Money Market Fund	498	84,980	85,478

The tax character of distributions paid during the period ended February 28, 2006 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$1,426,768	$—	$1,426,768
Liquid Assets Money Market Fund	266,399	—	266,399
U.S. Government Money Market Fund	482,431	—	482,431
U.S. Treasury Plus Money Market Fund	242,624	—	242,624
Federal Money Market Fund	72,001	—	72,001
100% U.S. Treasury Securities Money Market Fund	126,313	—	126,313
Tax Free Money Market Fund	1,282	204,088	205,370
Municipal Money Market Fund	85	23,815	23,900

The tax character of distributions paid during the 2005 fiscal year was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$1,476,850	$—	$—	$1,476,850
Liquid Assets Money Market Fund	159,423	—	—	159,423
U.S. Government Money Market Fund	216,687	—	—	216,687
U.S. Treasury Plus Money Market Fund	101,587	—	—	101,587
Federal Money Market Fund	80,127	—	—	80,127
100% U.S. Treasury Securities Money Market Fund	123,578	—	—	123,578
Tax Free Money Market Fund	3,689	570	257,810	262,069
Municipal Money Market Fund	31	—	17,681	17,712

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   131

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

At February 28, 2007, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$136,358	$(20)	$—	$—
Liquid Assets Money Market Fund	13,881	(4)	—	—
U.S. Government Money Market Fund	28,488	(1)	—	—
U.S. Treasury Plus Money Market Fund	20,454	—	—	—
Federal Money Market Fund	5,587	—	—	—
100% U.S. Treasury Securities Money Market Fund	16,036	—	—	(72)
Tax Free Money Market Fund	—	(1,089)	24,705	—
Municipal Money Market Fund	—	—	3,163	—

The cumulative timing differences primarily consist of wash sale loss deferrals (100% U.S. Treasury Securities Money Market Fund), deferred compensation, distributions payable, and post October loss deferrals (Prime Money Market Fund, Liquid Assets Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund).

As of February 28, 2007, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

	Expires
	2010	2012	2013		2014	2015	Total
Prime Money Market Fund	$—	$—	$—		$20	$—	$20
Liquid Assets Money Market Fund	—	1	1		—	2	4
U.S. Government Money Market Fund	1	—	—	(a)	—	—	1
Tax Free Money Market Fund	—	—	—		1,089	—	1,089

(a)	Amount rounds to less than $1,000.

During the year ended February 28, 2007, the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Prime Money Market Fund	$4
U.S. Government Money Market Fund	1
Tax Free Money Market Fund	2,225

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2007, the Funds deferred to March 1, 2007 post October capital losses of (amounts in thousands):

	Capital Losses
Prime Money Market Fund	$3
Liquid Assets Money Market Fund	—	(a)
Federal Money Market Fund	17
100% U.S. Treasury Securities Money Market Fund	1

(a)	Amount rounds to less than $1,000

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

132   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

As of February 28, 2007, the Prime Money Market Fund and Liquid Asset Money Market Fund had no outstanding loans from another fund. Average loans for the year ended February 28, 2007, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Prime Money Market Fund	$2,576	1	$53
Liquid Assets Money Market Fund	2,254	1	104

Interest earned, if any, as a result of lending money to another fund as of February 28, 2007 is included in Income from interfund lending (net) in the Statement of Operations.

The Funds do not have outstanding borrowings from another fund or from the unsecured, uncommitted credit facility as of the year ended February 28, 2007. Average borrowings for the year ended February 28, 2007, were as follows (amounts in thousands):

	Average Borrowings	Average Number of Days Outstanding	Interest Paid
Tax Free Money Market Fund	$141,472	1	$21

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statement of Operations.

7. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment adviser or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The Municipal Money Market Fund and Tax Free Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The issuer’s abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

8. Legal Matters

On June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisers, Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed pursuant to a distribution plan to certain current and former shareholders of funds identified in the distribution plan. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) it managed in the aggregate amount of approximately $8 million annually over a five-year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   133

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right of Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

JPM I, JPM II, any series thereof, or any Fund identified in this report as having acquired the assets of a former One Group Mutual Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

9. Business Combinations

On August 12, 2004, the Board of Trustees of the One Group Mutual Funds, and on August 19, 2004, the Board of Trustees of the J.P. Morgan Funds, each approved management’s proposal to merge One Group U.S. Government Securities Money Market Fund and JPMorgan U.S. Government Money Market Fund (the “Target Funds”) into One Group Government Money Market Fund (the “Acquiring Fund”), JPMorgan Treasury Plus Money Market Fund (the “Target Fund”) into One Group U.S. Treasury Securities Money Market Fund (the “Acquiring Fund”), JPMorgan Liquid Assets Money Market Fund (the “Target Fund”) into One Group Prime Money Market Fund (the “Acquiring Fund”), One Group Institutional Prime Money Market Fund (the “Target Fund”) into JPMorgan Prime Money Market Fund (the “Acquiring Fund”), and One Group Treasury Only Money Market Fund (the “Target Fund”) into JPMorgan 100% U.S. Treasury Securities Fund (the “Acquiring Fund”).

On February 4, 2005, JPMorgan Prime Money Market Fund’s Premier Class assumed all of the net assets of JPMorgan Prime Money Market Fund’s Select Class, and the Select Class was closed.

After shareholder approval was obtained, the mergers were effective after the close of business on February 18, 2005. The Acquiring Funds acquired all of the assets and liabilities of the corresponding Target Funds as shown in the table below. The merger transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Funds received a number of shares of the corresponding class in the corresponding Acquiring Funds with a value equal to the value of their holdings in the Target Funds as of the close of business on the date of the reorganization.

The reorganization of One Group Institutional Prime Money Market Fund into JPMorgan Prime Money Market Fund and One Group Treasury Only Money Market Fund into JPMorgan 100% U.S. Treasury Securities Money Market Fund resulted in the creation of a new share class. The Prime Money Market Fund’s Capital Shares assumed all of the Class I Shares of Institutional Prime Money Market Fund, and the 100% U.S. Treasury Securities Money Market Fund’s Capital Shares assumed all of the Class I Shares of Treasury Only Money Market Fund. The One Group Institutional Prime Money Market and One Group Treasury Only Funds’ Class S Shares merged into the Premier Shares of the JPMorgan Prime Money Market Fund and JPMorgan 100% U.S. Treasury Securities Money Market Fund, respectively. In addition, the One Group Institutional Prime Money Market and One Group Treasury Only Funds’ Administrative Class Shares merged into the Agency Shares of the JPMorgan Prime Money Market Fund and JPMorgan 100% U.S. Treasury Securities Money Market Fund, respectively.

The following is a summary of Shares Outstanding, Net Assets and Net Asset Value Per Share immediately before and after the reorganization (amounts in thousands, except per share amounts):

	Shares Outstanding	Net Assets	Net Asset Value Per Share
Target Fund
One Group U.S. Government Securities Money Market Fund
Class I	116,106	$116,103	$1.00
Class A	500,579	500,579	1.00
JPMorgan U.S. Government Money Market Fund
Morgan	2,602,203	2,602,083	1.00
Premier	718,251	718,244	1.00
Institutional	2,277,485	2,277,446	1.00
Agency	3,579,738	3,579,682	1.00

134   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Shares Outstanding	Net Assets	Net Asset Value Per Share
Acquiring Fund
One Group Government Money Market Fund
Class I	5,228,081	$5,228,081	$1.00
Class S	679,751	679,755	1.00
Administrative Class	64,748	64,749	1.00
Post Reorganization
JPMorgan U.S. Government Money Market Fund
Morgan	2,602,381	2,602,262	1.00
Premier	1,514,108	1,514,102	1.00
Agency	3,644,486	3,644,431	1.00
Institutional	2,277,485	2,277,446	1.00
Reserve	500,400	500,400	1.00
Capital	5,228,081	5,228,081	1.00
Target Fund
JPMorgan Treasury Plus Money Market Fund
Morgan	647,035	646,969	1.00
Premier	1,345,102	1,345,010	1.00
Institutional	648,863	648,830	1.00
Agency	869,798	869,931	1.00
Reserve	229,976	229,956	1.00
Acquiring Fund
One Group U.S. Treasury Securities Money Market Fund
Class I	2,401,439	2,401,406	1.00
Class A	1,714,028	1,714,061	1.00
Class B	2,418	2,417	1.00
Class C	657	656	1.00
Post Reorganization
JPMorgan U.S. Treasury Plus Money Market Fund
Morgan	647,035	646,969	1.00
Premier	1,345,102	1,345,010	1.00
Agency	869,798	869,931	1.00
Class B	2,418	2,417	1.00
Class C	657	656	1.00
Institutional	648,863	648,830	1.00
Reserve	1,944,004	1,944,017	1.00
Investor	2,401,439	2,401,406	1.00
Target Fund
JPMorgan Liquid Assets Money Market Fund
Morgan	22,164	22,165	1.00
Premier	56,312	56,312	1.00
Institutional	1,999,897	1,999,916	1.00
Agency	480,349	480,348	1.00
Acquiring Fund
One Group Prime Money Market Fund
Class I	3,154,348	3,154,396	1.00
Class A	3,969,494	3,969,445	1.00
Class B	31,292	31,292	1.00
Class C	6,605	6,605	1.00

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   135

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

	Shares Outstanding	Net Assets	Net Asset Value Per Share
Post Reorganization
JPMorgan Liquid Assets Money Market Fund
Morgan	22,164	$22,165	$1.00
Premier	56,312	56,312	1.00
Agency	480,349	480,348	1.00
Class B	31,292	31,292	1.00
Class C	6,605	6,605	1.00
Reserve	3,969,494	3,969,445	1.00
Investor	3,154,348	3,154,396	1.00
Capital	1,999,897	1,999,916	1.00
Target Fund
One Group Institutional Prime Money Market Fund
Class I	14,825,420	14,825,395	1.00
Class S	1,171,410	1,171,415	1.00
Administrative Class	370,943	370,939	1.00
Acquiring Fund
JPMorgan Prime Money Market Fund
Morgan	3,708,638	3,708,717	1.00
Premier	7,304,303	7,304,385	1.00
Agency	12,837,707	12,837,817	1.00
Class B	5,410	5,401	1.00
Class C	427	427	1.00
Institutional	28,097,411	28,096,510	1.00
Reserve	266,645	266,637	1.00
Cash Management	60,285	60,281	1.00
Post Reorganization
JPMorgan Prime Money Market Fund
Morgan	3,708,638	3,708,717	1.00
Premier	8,475,713	8,475,800	1.00
Agency	13,208,650	13,308,756	1.00
Class B	5,410	5,401	1.00
Class C	427	427	1.00
Institutional	28,097,411	28,096,510	1.00
Reserve	266,645	266,637	1.00
Cash Management	60,285	60,281	1.00
Capital	14,825,420	14,825,395	1.00
Target Fund
One Group Treasury Only Money Market Fund
Class I	2,002,826	2,002,704	1.00
Class S	366,115	366,113	1.00
Administrative Class	134,233	134,217	1.00
Acquiring Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Morgan	1,954,564	1,954,402	1.00
Premier	430,084	430,099	1.00
Agency	738,445	738,603	1.00
Institutional	1,291,477	1,291,493	1.00
Post Reorganization
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Morgan	1,954,564	1,954,402	1.00
Premier	796,199	796,212	1.00
Agency	872,678	872,820	1.00
Institutional	1,291,477	1,291,493	1.00
Capital	2,002,826	2,002,704	1.00

136   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
JPMorgan Trust I and JPMorgan Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Prime Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund (hereafter collectively referred to as the “Funds”) at February 28, 2007, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2007

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   137

TRUSTEES
(Unaudited)

The names of the Trustees of the Trusts, together with information regarding their year of birth, the year each Trustee became a Board member of the Trusts, the year each Trustee first became a Board member of any of the heritage JPMorgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	131	None.
Roland R. Eppley, Jr. (1932); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	131	None.
John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	131	Director, Cardinal Health, Inc (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	131
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	131	None.
Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	131	None.
Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	131	Trustee, Mather LifeWays (1994–present); Trustee, Carleton College (2003–present).

138   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	131	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).
Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	131	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trusts (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	131	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	131	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	131	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	131
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (131 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   139

OFFICERS
(Unaudited)

The Trusts’ executive officers (listed below) generally are employees of the Advisor or one of its affiliates. The officers conduct and supervise the business operations of the Trusts. The officers hold office until a successor has been elected and duly qualified. The Trusts have no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trusts and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.
Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

140   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   141

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at September 1, 2006, and continued to hold your shares at the end of the reporting period, February 28, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During Period September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Prime Money Market Fund
Morgan
Actual	$1,000.00	$1,024.30	$2.56	0.51%
Hypothetical	1,000.00	1,022.27	2.56	0.51
Premier
Actual	1,000.00	1,024.70	2.26	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Agency
Actual	1,000.00	1,025.60	1.31	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Class B
Actual	1,000.00	1,022.00	4.86	0.97
Hypothetical	1,000.00	1,019.98	4.86	0.97
Class C
Actual	1,000.00	1,022.00	4.86	0.97
Hypothetical	1,000.00	1,019.98	4.86	0.97
Institutional
Actual	1,000.00	1,025.90	1.00	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Reserve
Actual	1,000.00	1,023.40	3.51	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Cash Management
Actual	1,000.00	1,022.10	4.81	0.96
Hypothetical	1,000.00	1,020.03	4.81	0.96

142   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Beginning Account Value September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During Period September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Prime Money Market Fund — Continued
Capital
Actual	$1,000.00	$1,026.10	$0.80	0.16%
Hypothetical	1,000.00	1,024.00	0.80	0.16

Liquid Assets Money Market Fund
Morgan
Actual	1,000.00	1,024.00	2.96	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier
Actual	1,000.00	1,024.70	2.26	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Agency
Actual	1,000.00	1,025.70	1.31	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Class B
Actual	1,000.00	1,022.10	4.86	0.97
Hypothetical	1,000.00	1,019.98	4.86	0.97
Class C
Actual	1,000.00	1,022.10	4.86	0.97
Hypothetical	1,000.00	1,019.98	4.86	0.97
Institutional
Actual	1,000.00	1,026.00	1.00	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Reserve
Actual	1,000.00	1,023.40	3.51	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Investor
Actual	1,000.00	1,024.40	2.56	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Capital
Actual	1,000.00	1,026.20	0.80	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Service
Actual	1,000.00	1,022.00	4.96	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99

U.S. Government Money Market Fund
Morgan
Actual	1,000.00	1,023.70	2.96	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier
Actual	1,000.00	1,024.40	2.26	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Agency
Actual	1,000.00	1,025.30	1.31	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Institutional
Actual	1,000.00	1,025.60	1.00	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   143

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

	Beginning Account Value September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During Period September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
U.S. Government Money Market Fund — Continued
Reserve
Actual	$1,000.00	$1,023.10	$3.51	0.70%
Hypothetical	1,000.00	1,021.32	3.51	0.70
Capital
Actual	1,000.00	1,025.80	0.80	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Service
Actual	1,000.00	1,021.60	5.06	1.01
Hypothetical	1,000.00	1,019.79	5.06	1.01

U.S. Treasury Plus Money Market Fund
Morgan
Actual	1,000.00	1,023.60	2.96	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier
Actual	1,000.00	1,024.30	2.26	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Agency
Actual	1,000.00	1,025.20	1.31	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Class B
Actual	1,000.00	1,021.70	4.86	0.97
Hypothetical	1,000.00	1,019.98	4.86	0.97
Class C
Actual	1,000.00	1,021.70	4.86	0.97
Hypothetical	1,000.00	1,019.98	4.86	0.97
Institutional
Actual	1,000.00	1,025.50	1.00	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Reserve
Actual	1,000.00	1,023.00	3.51	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Investor
Actual	1,000.00	1,024.00	2.56	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Federal Money Market Fund
Morgan
Actual	1,000.00	1,023.40	2.96	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier
Actual	1,000.00	1,024.20	2.26	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Agency
Actual	1,000.00	1,025.10	1.31	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Institutional
Actual	1,000.00	1,025.40	1.00	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20

144   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Beginning Account Value September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During Period September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Federal Money Market Fund — Continued
Reserve
Actual	$1,000.00	$1,022.90	$3.51	0.70%
Hypothetical	1,000.00	1,021.32	3.51	0.70

100% US Treasury Securities Money Market
Morgan
Actual	1,000.00	1,022.30	2.96	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier
Actual	1,000.00	1,023.00	2.26	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Agency
Actual	1,000.00	1,023.90	1.30	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Institutional
Actual	1,000.00	1,024.20	1.00	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Reserve
Actual	1,000.00	1,021.70	3.51	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Capital
Actual	1,000.00	1,024.40	0.80	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16

Tax Free Money Market Fund
Morgan
Actual	1,000.00	1,015.00	2.95	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier
Actual	1,000.00	1,015.70	2.25	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Agency
Actual	1,000.00	1,016.70	1.30	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Institutional
Actual	1,000.00	1,017.00	1.00	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Reserve
Actual	1,000.00	1,014.50	3.50	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70

Municipal Money Market Fund
Morgan
Actual	1,000.00	1,015.20	2.95	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier
Actual	1,000.00	1,015.90	2.25	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Agency
Actual	1,000.00	1,016.90	1.30	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   145

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

	Beginning Account Value September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During Period September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Municipal Money Market Fund — Continued
Institutional
Actual	$1,000.00	$1,017.20	$1.00	0.20%
Hypothetical	1,000.00	1,023.80	1.00	0.20
Reserve
Actual	1,000.00	1,014.70	3.50	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Service
Actual	1,000.00	1,013.10	4.99	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
E*Trade
Actual	1,000.00	1,013.20	4.99	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

146   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

TAX LETTER
(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2007. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2007. The information necessary to complete your income tax returns for the calendar year ending December 31, 2007 will be sent under separate cover.

For the fiscal year ended February 28, 2007, the Funds designated the following amounts of ordinary distributions paid during the Fund’s fiscal year that are from qualified interest income (amounts in thousands):

Qualified Interest Income
Prime Money Market Fund	$3,478,209
Liquid Assets Money Market Fund	380,477
U.S. Government Money Market Fund	865,558
U.S. Treasury Plus Money Market Fund	446,653
Federal Money Market Fund	234,846
100% U.S. Treasury Securities Money Market Fund	368,781

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 28, 2007:

Exempt Distributions Paid
Tax Free Money Market Fund	99.68%
Municipal Money Market Fund	100.00

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2007:

Income from U.S. Treasury Obligations
U.S. Government Money Market Fund	26.40%
U.S. Treasury Plus Money Market Fund	11.31
100% U.S. Treasury Securities Money Market Fund	99.01
Federal Money Market Fund	100.00

For the fiscal year ended February 28, 2007, The Funds designate the following amounts of ordinary distributions paid during the Fund’s fiscal year that are from qualified short-term capital gains (amounts in thousands):

Qualified Short Term Gains
U.S. Treasury Plus Money Market Fund	$9
100% U.S. Treasury Securities Money Market Fund	177
Federal Money Market Fund	2
Municipal Money Market Fund	498

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   147

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. February 2007.	AN-MMKT-207

ANNUAL REPORT     FEBRUARY 28, 2007

JPMorgan Funds

Money

Market

Funds

JPMorgan California Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan California Municipal Money Market Fund	2
JPMorgan Michigan Municipal Money Market Fund	3
JPMorgan New York Municipal Money Market Fund	4
JPMorgan Ohio Municipal Money Market Fund	5
Schedules of Portfolio Investments	6
Financial Statements	28
Financial Highlights	34
Notes to Financial Statements	42
Report of Independent Registered Public Accounting Firm	48
Trustees	49
Officers	51
Schedule of Shareholder Expenses	53
Tax Letter	55

HIGHLIGHTS

•	After 17 consecutive hikes, the fed funds rate halted at 5.25%

•	High oil prices and a cooling housing market, contributed to the fall of GDP growth

•	After reaching multiple-year highs, two- and 10-year U.S. Treasury yields fell sharply

•	With evidence of a weakening economy, the Fed held interest rates steady at its last five meetings

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 9, 2007 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for certain of the JPMorgan Money Market Funds for the 12 months ended February 28, 2007. Inside, you’ll find in-depth information on some of our money market funds.

“While both short- and long-term yields were relatively unchanged during the fiscal year, this was not indicative of volatility in the bond market.”

An Economic Slowdown

The Federal Reserve’s (Fed) two-year campaign of raising short-term interest rates to slow the economy appeared to have taken hold. When the Fed started raising rates in June 2004, the fed funds target rate was 1.00%, its lowest level in several decades. After 17 consecutive hikes, the fed funds rate was 5.25% at the end of June 2006. This, along with high oil prices and a cooling housing market, contributed to the fall of gross domestic product (GDP) growth from 5.6% in the first quarter of 2006 to 2.0% by the third quarter. While the U.S. Department of Commerce advance estimate for fourth-quarter GDP was a solid 3.5%, this was subsequently revised downward to 2.2%.

With mounting evidence of a weakening economy, the Fed chose to hold interest rates steady at its last five meetings. Given mixed economic and inflationary data in recent months, many financial experts believe that the Fed could continue to keep rates on hold for the time being. In the statement that was released in conjunction with its January 2007 meeting, the Fed noted, “Recent indicators have suggested somewhat firmer economic growth, and some tentative signs of stabilization have appeared in the housing market. Readings on core inflation have improved modestly in recent months, and inflation pressures seem likely to moderate over time.”

Bond Prices Rise Amid Increased Volatility

While both short- and long-term yields were relatively unchanged during the fiscal year, this was not indicative of volatility in the bond market. After reaching multiple-year highs of 5.29% and 5.25%, respectively, in late June 2006, two- and 10-year U.S. Treasury yields then fell sharply. This occurred as it became evident that the Fed would pause in its two-year tightening campaign. Yields again moved higher during the fourth quarter of 2006 and the first two months of 2007 due to concerns that the economy was picking up steam and that the Fed’s next move might be to raise, instead of lower, short-term rates. The bond market had one more surprise for investors at the end of February. With the global equity markets falling sharply, there was a mass flight to quality. Overall, two-year Treasury yields moved from 4.21% to 4.71% and 10-year Treasury yields rose from 4.39% to 4.64% during the period. The overall bond market, as measured by the Lehman Brothers U.S. Aggregate Bond Index, returned 5.54%.

Outlook

There are two views regarding the future direction of the economy. On one hand, the Fed could orchestrate an economic “soft landing,” with positive economic growth and low inflation. However, should the economy surprise on the upside and inflation flare up, the Fed may choose to raise rates again. Until there is a better understanding of the direction of the economy and interest rates, there may be continued periods of volatility in the bond market.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   1

JPMorgan California Municipal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS
Objective	Highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan and E*Trade
Net Assets as of 2/28/07	$1.0 Billion
Average Maturity	18 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	6.4%
2–7 days	82.3
8–30 days	0.8
31–60 days	0.7
61–90 days	3.9
91–180 days	4.4
181+ days	1.5

7-DAY SEC YIELD (1)

Morgan Shares	3.13%
E*Trade Shares	2.67

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares and E*Trade Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.03% and 2.57% for Morgan Shares and E*Trade Shares, respectively.

**	Percentages based on total market value of investments.
A list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

2   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan Michigan Municipal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS
Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 2/28/07	$267.5 Million
Average Maturity	16 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	8.5%
2–7 days	81.2
8–30 days	2.6
31–60 days	3.1
61–90 days	0.0
91–180 days	2.4
181+ days	2.2

7-DAY SEC YIELD (1)

Morgan Shares	3.17%
Premier Shares	3.31
Reserve Shares	3.05

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Premier Shares and Reserve Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.09%, 3.24% and 2.98% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

**	Percentages based on total market value of investments.
A list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   3

JPMorgan New York Municipal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS
Objective
Highest possible level of current income which is excluded from gross income and exempt from New York State and New York
City personal income taxes, while still preserving capital and maintaining liquidity*

Primary Investment	New York short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Reserve and E*Trade
Net Assets as of 2/28/07	$1.8 Billion
Average Maturity	28 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	4.2%
2–7 days	78.3
8–30 days	1.4
31–60 days	0.0
61–90 days	0.7
91–180 days	13.4
181+ days	2.0

7-DAY SEC YIELD (1)

Morgan Shares	3.10%
Reserve Shares	2.98
E*Trade Shares	2.68

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Reserve Shares and E*Trade Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.05%, 2.94% and 2.59% for Morgan Shares, Reserve Shares and E*Trade Shares, respectively.

**	Percentages based on total market value of investments.
A list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

4   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan Ohio Municipal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS
Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 2/28/07	$136.3 Million
Average Maturity	21 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	7.2%
2–7 days	79.7
8–30 days	2.1
31–60 days	0.0
61–90 days	3.9
91–180 days	4.3
181+ days	2.8

7-DAY SEC YIELD (1)

Morgan Shares	3.15%
Premier Shares	3.29
Reserve Shares	3.03

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Premier Shares and Reserve Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.02%, 3.17% and 2.91% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

**	Percentages based on total market value of investments.
A list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 11.0% (n)
	California — 11.0%
32,964	California State Department of Water Resources, 3.58%, 03/07/07	32,964
17,500	Chino Basin Regional Financing Authority, Inland Empire Utilities, LOC: State Street Bank, 3.55%, 05/01/07	17,500
2,600	Riverside County of California, Teeter Financing Program, 3.53%, 06/07/07	2,600
8,000	Riverside County Transportation Commission, 3.55%, 05/02/07	8,000
	San Diego County Water Authority,
4,000	3.50%, 03/08/07	4,000
7,500	3.52%, 04/02/07	7,500
4,900	San Francisco City & County Public Utilities Commission, Rev., VAR, LIQ: BNP Paribas, 3.55%, 06/06/07	4,900
	State of California,
5,000	3.48%, 03/01/07	5,000
5,000	3.52%, 05/01/07	5,000
10,000	3.53%, 05/01/07	10,000
13,000	3.55%, 03/06/07	13,000
4,000	GO, 3.50%, 03/16/07	4,000
	Total Commercial Paper (Cost $114,464)	114,464
Daily Demand Notes — 5.9%
	California — 5.9%
	California Health Facilities Financing Authority, Adventist Health Systems,
1,700	Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.60%, 03/01/07	1,700
300	Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.60%, 03/01/07	300
	California Housing Finance Agency, Home Mortgage,
1,070	Series B, Rev., VAR, FSA, 3.67%, 03/01/07	1,070
2,585	Series C, Rev., VAR, AMT, 3.67%, 03/01/07	2,585
2,990	City of Los Angeles, Housing Loans to Lender Program, Series A, Rev., VAR, LOC: FHLB, 3.69%, 03/01/07	2,990
	Los Angeles Community Redevelopment Agency, Wilshire Station Apartments,
2,200	Series A, Rev., VAR, LOC: Bank of America, 3.67%, 03/01/07	2,200
7,900	Series A, Rev., VAR, LOC: Fleet National Bank, 3.67%, 03/01/07	7,900
18,900	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport, Series LAX-2, Rev., VAR, LOC: Societe Generale, 3.63%, 03/01/07	18,900
	Municipal Securities Trust Certificates,
1,500	Series 2001-135, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.63%, 03/01/07 (e)	1,500
1,000	Series 2001-136, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.63%, 03/01/07 (e)	1,000
4,900	Regional Airports Improvement Corp., Rev., VAR, LOC: Societe Generale, 3.71%, 03/01/07	4,900
15,000	Southern California Home Financing Authority, Series A, Rev., VAR, AMT, 3.63%, 03/01/07	15,000
1,250	State of California, Municipal Securities Trust Receipts, Series SGA-119, GO, VAR, FGIC, LIQ: Societe Generale, 3.63%, 03/01/07	1,250
	Total Daily Demand Notes (Cost $61,295)	61,295
Municipal Notes & Bonds — 5.2%
	California — 4.5%
1,500	California School Cash Reserve Program Authority, Series A, Rev., 4.50%, 07/06/07	1,505
3,000	California Statewide Communities Development Authority, Series A-1, TRAN, Rev., FSA, 4.50%, 06/29/07	3,008
5,000	City of Oakland, TRAN, Rev., 4.50%, 07/17/07	5,015
7,485	Los Angeles County, Series A, TRAN, Rev., 4.50%, 06/29/07	7,507
1,000	Los Angeles County Schools, Series A, TRAN, GO, 4.50%, 06/29/07	1,003
10,000	Los Angeles Unified School District, TRAN, GO, 4.50%, 12/03/07	10,080
5,750	School Project for Utility Rate Reduction, RAN, Rev., 4.50%, 10/04/07	5,784
	State of California,
7,000	RAN, Rev., 4.50%, 06/29/07	7,022
6,000	Ventura County, TRAN, GO, 4.50%, 07/02/07	6,016
		46,940
	Puerto Rico — 0.7%
7,000	Commonwealth of Puerto Rico, TRAN, Rev., 4.50%, 07/30/07	7,028
	Total Municipal Notes & Bonds (Cost $53,968)	53,968

SEE NOTES TO FINANCIAL STATEMENTS.

6   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — 77.4%
	California — 70.9%
5,450	ABAG Finance Authority for Nonprofit Corps., Acton Courtyard Apartments, Series A, Rev., VAR, FSA, LOC: Wells Fargo Bank, N.A., 3.67%, 03/01/07 (m)	5,450
1,000	ABAG Finance Authority for Nonprofit Corps., Arbors Apartments, Series A, Rev., VAR, LIQ: FNMA, 3.46%, 03/07/07	1,000
	ABN AMRO Munitops Certificate Trust,
6,995	Series 2003-11, GO, VAR, FSA, 3.65%, 03/01/07	6,995
10,697	Series 2006-73 , GO, VAR, AMBAC 3.70%, 03/01/07	10,697
11,675	Series 2007-12, Rev., VAR, FSA, 3.68%, 03/01/07	11,675
2,505	Alameda Corridor Transportation Authority, Series 1513, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.66%, 03/01/07	2,505
8,500	Auburn Union School District, COP, VAR, FSA, 3.71%, 03/05/07	8,500
150	California Educational Facilities Authority, Series PA-542, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.65%, 03/07/07	150
20,000	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VAR, LOC: Bank of America N.A., 3.43%, 03/07/07	20,000
13,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VAR, 3.47%, 03/07/07	13,000
1,975	California Health Facilities Financing Authority, Series ROCS-RR-II-603CE, Rev., VAR, LIQ: Citibank N.A., 3.65%, 03/07/07	1,975
745	California Housing Finance Agency, Series D, Rev., VAR, FSA, 3.53%, 03/07/07	745
	California Infrastructure & Economic Development Bank, Lance Camper Manufacturing Corp.,
6,000	Series A, Rev., VAR, LOC: Comerica Bank, 3.76%, 03/02/07	6,000
600	Series B, Rev., VAR, LOC: Comerica Bank, 3.76%, 03/02/07	600
3,000	California Infrastructure & Economic Development Bank, Le Lycee Francias De, Rev., VAR, LOC: Mellon First Business Bank, 3.50%, 03/05/07	3,000
3,500	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VAR, LOC: First Republic Bank, 3.52%, 03/02/07	3,500
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.52%, 03/07/07	1,000
2,380	California Pollution Control Financing Authority, U.S. Borax, Inc. Project, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.57%, 03/02/07	2,380
	California State Department of Water Resources,
2,950	Series C-12, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.60%, 03/01/07	2,950
1,000	Sub Series G-13, Rev., VAR, FGIC, 3.48%, 03/01/07	1,000
	California State Public Works Board,
5,000	Series BNP - 160, STARS, Rev., VAR, AMBAC, LIQ: BNP Paribas, 3.64%, 03/05/07	5,000
1,275	Series PA-814, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.65%, 03/01/07	1,275
	California Statewide Communities Development Authority,
2,990	Rev., VAR, LOC: Comerica, 3.61%, 03/07/07	2,990
1,650	Series 909, COP, VAR., MBIA, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/01/07	1,650
3,400	Series 54TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.75%, 03/02/07	3,400
2,800	Series J, Rev., VAR, 3.47%, 03/07/07	2,800
21,520	Series M, Rev., VAR, 3.47%, 03/07/07	21,520
5,565	Series PT-3682, Rev., VAR, 3.74%, 03/02/07	5,565
2,500	California Statewide Communities Development Authority, Amern Baptist Homes West, Rev., VAR, LOC: Lasalle Bank N.A., 3.54%, 03/05/07	2,500
3,750	California Statewide Communities Development Authority, Busseto Foods, Inc., Series B, Rev., VAR, LOC: Comerica Bank, 3.75%, 03/07/07	3,750
	California Statewide Communities Development Authority, Kaiser Permanente,
3,700	Series A, Rev., VAR, 3.47%, 03/07/07	3,700
1,000	Series B, Rev., VAR, 3.47%, 03/07/07	1,000
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VAR, LOC: Union Bank of California N.A., 3.60%, 03/06/07	2,000
2,510	Chabot-Las Positas Community College District, Series 87-Z, GO, VAR, AMBAC, LIQ: Goldman Sachs Special Situation, 3.70%, 03/01/07	2,510

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
3,410	City & County of San Francisco, Series PT-3017, GO, VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.65%, 03/01/07	3,410
2,399	City of Glendale, Hospital, Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.69%, 03/04/07	2,399
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.60%, 03/01/07	2,000
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VAR, LIQ: FHLMC, 3.58%, 03/06/07	3,600
4,860	City of Los Angeles, Series PT-3700, Rev., VAR, 3.74%, 03/02/07	4,860
1,965	City of Los Angeles, Multimodal, Series C, Rev., VAR, FGIC, 3.60%, 03/01/07	1,965
3,900	City of Modesto, Series 910, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/06/07	3,900
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project, Rev., VAR, FHLMC, LIQ: FHLMC, 3.45%, 03/07/07	3,000
975	City of San Jose, Airport, Series ROCS-II-R-2004, Rev., VAR, FSA, LIQ: Citigroup Financial Products, 3.65%, 03/01/07	975
3,925	City of Santa Rosa, Waste Water Systems, Series PZ-43, Rev., VAR, AMBAC, 3.69%, 03/01/07	3,925
7,490	Coast Community College District, Series ROCS RR-II-R-6088, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.65%, 03/01/07	7,490
	Contra Costa Community College District,
4,610	Series ROCS RR-II-R-548X, GO, VAR, FSA, LIQ: Citibank N.A., 3.65%, 03/01/07	4,610
650	Contra Costa County Housing Authority, Lakeshore, Series C, Rev., VAR, FHLMC, LIQ: FHLMC, 3.42%, 03/07/07	650
	East Bay Municipal Utility District,
4,000	Series 1317-X, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/01/07	4,000
2,400	Series 1414, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/02/07	2,400
3,995	East Side Union High School District-Santa Clara County, Merlots, Series B-28, GO, VAR, MBIA, 3.54%, 03/07/07	3,995
28,432	Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Demand Certificates, Series M001, Class A, 3.75%, 03/07/07	28,432
2,990	Fairfield-Suisun Unified School District, Series ROCS RR-II-R-6019, GO, VAR, MBIA, LIQ: Citigroup Financial Products, 3.65%, 03/06/07	2,990
2,895	Fullerton School District, Series PT-1558, GO, VAR, FGIC, 3.65%, 03/05/07	2,895
	Golden State Pool Trust,
38,568	Series 24TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.75%, 03/01/07	38,568
3,733	Series 34TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.75%, 03/02/07	3,733
	Golden State Tobacco Securitization Corp.,
7,500	Series 1422, Rev., VAR, FGIC-TCRS, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/02/07	7,500
6,400	Series 1436, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/02/07	6,400
2,355	Series 8Z, Rev., VAR, AMBAC, LIQ: Special Situations Investing, 3.71%, 03/01/07	2,355
10,000	Series F-C2, Class D, Rev., VAR, LIQ: Lehman Brothers, 3.56%, 03/01/07	10,000
11,275	Series PA-1206, Rev., VAR, 3.68%, 03/06/07	11,275
1,048	Series Z-5, Rev., VAR, TOCS, FSA, LIQ: Goldman Sachs Special Situation, 3.71%, 03/07/07	1,048
8,795	Hacienda La Puente Unified School District, Series PT-2877,GO, VAR, FGIC, LIQ: Dexia Credit Local, 3.64%, 03/05/07	8,795
2,100	Hayward Housing Authority, Multi-Family Barrington Hill S.A., Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.45%, 03/07/07	2,100
1,000	Hesperia, Civic Plaza Financing, COP, VAR, LOC: Bank of America N.A., 3.42%, 03/07/07	1,000
645	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VAR, LOC: Bank of America N.A., 3.60%, 03/07/07	645
5,025	Huntington Beach Union High School District, Series PT-3413, GO, VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.65%, 03/06/07	5,025
5,880	Huntington Park Public Financing Authority Series PT-2719, Rev., VAR, FSA, 3.65%, 03/01/07	5,880
	Lehman Municipal Trust Receipts,
5,000	GO, VAR, LIQ: Lehman Liquidity Co., 3.54%, 03/07/07	5,000
5,750	Series 07-F1, Class D, LIQ: Lehman Brothers Special Financing, 3.56%, 03/07/07	5,750
10,000	Series 07-F2, Class D, Rev., GO, LIQ: Lehman Brothers, Special Financing, 3.60%, 03/07/07	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
8,000	Series 07-K7, Class D, Rev., LIQ: Lehman Liquidity Co., MBIA, 3.56%, 03/07/07	8,000
9,455	Lehman Municipal Trust Receipts, Metropolitan Water District, Rev., VAR, LIQ: Lehman Liquidity Co., 3.54%, 03/07/07	9,455
16,000	Long Beach Bond Finance Authority, Series 812, Class D, TAN, VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/01/07	16,000
6,660	Los Angeles Community College District, Series ROCS-II-R-71, GO, VAR, MBIA, LIQ: Salomon Smith Barney, 3.65%, 03/02/07	6,660
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II, Series II-C, Rev., VAR, FNMA, LIQ: FNMA, 3.58%, 03/02/07	5,440
1,850	Los Angeles County IDA, Goldberg & Solovy Foods, Rev., VAR, LOC: Union Bank of California, 4.95%, 03/06/07	1,850
	Los Angeles Department of Water & Power,
1,970	Series ROCS-RR-II-R-4510, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.65%, 03/01/07	1,970
2,000	Sub Series A-8, Rev., VAR, 3.58%, 03/05/07	2,000
2,000	Los Angeles Harbor Department, Series ROCS-RR-II-R-559, Rev., VAR, FGIC MBIA, LIQ: Citibank N.A., 3.67%, 03/06/07	2,000
3,000	Los Angeles IDA, Packing & Shipping Project, Series AAA, Rev., VAR, LOC: City National Bank, 3.76%, 03/05/07	3,000
	Los Angeles Unified School District,
9,128	Series 924, GO, VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/01/07	9,128
2,800	Series PT-1179, GO, VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.65%, 03/05/07	2,800
5,600	Metropolitan Water District of Southern California, Series B-2, Rev., VAR, 3.52%, 03/06/07	5,600
1,000	Monrovia Unified School District, Municipal Securities Trust Receipts, Series SGA-70, GO, VAR, MBIA, 3.55%, 03/07/07	1,000
5,600	Morgan Hill Unified School District, Floating Rate Receipts, Series SG-145, GO, VAR, FGIC, 3.64%, 03/01/07	5,600
	Municipal Securities Trust Certificates,
5,035	Series 281, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.61%, 03/07/07	5,035
23,945	Series 2000-96, Class A, GO, VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.53%, 03/07/07 (e)	23,945
6,050	Series 2006-259, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.61%, 03/07/07	6,050
8,605	Series 2006-287, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, FGIC, 3.55%, 03/07/07	8,605
4,555	Series 3001, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.61%, 03/07/07	4,555
8,725	Series 3024, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.61%, 03/07/07	8,725
9,725	Series 3035, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.61%, 03/07/07	9,725
11,475	Series 3044, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.61%, 03/07/07	11,475
5,000	Series 7021, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.70%, 03/02/07	5,000
1,450	Orange County Apartment Development, Bluffs Apartments, Series C, Rev., VAR, FHLMC, LIQ: FHLMC, 3.58%, 03/06/07	1,450
675	Orange County Housing Authority, Lantern Pines Project, Series CC, Rev., VAR, FNMA, LIQ: FNMA, 3.42%, 03/07/07	675
1,000	Orange County Sanitation District, Series 1032, COP, VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/05/07	1,000
2,005	Orange County, Villas, Series PAZ-F, Rev., VAR, FNMA, LOC: FNMA., 3.55%, 03/05/07	2,005
8,000	Placentia-Yorba Linda Unified School District, Series 1245, COP, VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/05/07	8,000
5,515	Poway Redevelopment Agency, Tax Allocation, PT-2474, TAN, VAR, MBIA, 3.65%, 03/07/07	5,515
1,295	Poway Unified School District, PT-2113, GO, VAR, MBIA, 3.65%, 03/05/07	1,295
13,995	Puttable Floating Option, Tax-Exempt Receipts, Sun America Trust, Series 2001-1, Class A Certificates, Rev., VAR, FHLMC, LIQ: FHLMC, 3.71%, 03/05/07	13,995
	Reset Optional Certificates Trust II-R,
2,650	Series ROCS-RR-II-R-647, GO, VAR., MBIA, LIQ: Wells Fargo Bank N.A.3.68%, 03/01/07	2,650
6,000	Series ROCS-RR-II-R-681, GO, VAR, CIFG-TCRS, LIQ: Citibank N.A., 3.65%, 03/02/07	6,000
2,600	Riverside County, Public Facilities, Series B, COP, VAR, LOC: State Street Bank & Trust Co, 3.42%, 03/06/07	2,600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
11,525	Roaring Fork Municipal Products LLC, Series 2007-3, Class A, Rev., VAR, FNMA, 3.78%, 03/01/07	11,525
1,574	Sacramento City Financing Authority, Series Z-3, TOCS, TAN, VAR, FGIC, LIQ: Goldman Sachs Special Situation, 3.71%, 03/01/07	1,574
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford, Series D, Rev., VAR, FNMA, LIQ: FNMA, 3.58%, 03/07/07	4,000
3,020	San Bernardino County Housing Authority, Montclair Heritage, Series A, Rev., VAR, LOC: California Federal Bank, 3.57%, 03/01/07	3,020
3,400	San Diego County, COP, VAR, LOC: Allied Irish Bank plc, 3.57%, 03/06/07	3,400
	San Diego Unified School District,
5,000	Series 964-D, GO, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/05/07	5,000
3,090	Series PT-2176, GO, VAR, FGIC, 3.65%, 03/01/07	3,090
3,865	San Francisco City & County Public Utilities Commission, Series 1259-X, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/07/07	3,865
3,950	San Francisco City & County Redevelopment Agency, Community Facilities District No. 4, Rev., VAR, LOC: Bank of America, N.A., 3.43%, 03/07/07	3,950
	San Joaquin Hills Transportation Corridor Agency,
2,290	Series 90TPZ, Rev., VAR, MBIA, LIQ: Goldman Sachs Special Situation, 3.68%, 03/05/07	2,290
1,162	Series 91TPZ, Rev., VAR, MBIA, LIQ: Goldman Sachs Special Situation, 3.68%, 03/05/07	1,162
1,410	San Jose Unified School District/Santa Clara County, Series PZ-115, GO, VAR, FGIC, 3.69%, 03/01/07	1,410
1,000	San Mateo County Board of Education, Series A, COP, VAR, LOC: Allied Irish Bank plc, 3.60%, 03/05/07	1,000
400	Santa Ana Unified School District, COP, VAR, LOC: BNP Paribas, 3.43%, 03/07/07	400
4,375	Solar Eclipse Funding Trust, COP, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.65%, 03/06/07	4,375
	State of California,
15,000	Series A, Sub Series A-3, GO, VAR, LOC: Bank of America N.A., 3.43%, 03/07/07	15,000
18,800	Series B, Sub Series B-1, GO, VAR, LOC: Bank of America N.A., 3.43%, 03/07/07	18,800
5,400	Series C-2, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.60%, 03/01/07	5,400
14,500	Series C-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.58%, 03/01/07	14,500
6,020	Series DB-102E, GO, VAR, LIQ: Deutsche Bank A.G., 3.68%, 03/01/07	6,020
3,000	Series FP3, GO, VAR, LIQ: Lehman Brothers Special Financing, 3.56%, 03/07/07	3,000
3,595	Series PA-594, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.65%, 03/05/07	3,595
1,760	Series PT-1236, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.68%, 03/07/07	1,760
1,245	Series PT-2831, GO, VAR, AMBAC, 3.64%, 03/05/07	1,245
1,050	Series SG-85, GO, VAR, FGIC-TCRS, LIQ: Societe Generale, 3.64%, 03/03/07	1,050
	State of California, Economic Recovery,
2,900	Series C-14, Rev., VAR, XLCA, 3.42%, 03/07/07	2,900
4,300	Series C-18, Rev., VAR, XLCA, 3.40%, 03/07/07	4,300
400	Series C-21, Rev., VAR, XLCA, 3.44%, 03/07/07	400
1,000	State of California, Macon Trust, Series N, GO, VAR, AMBAC, 3.65%, 03/06/07	1,000
	State of California, Municipal Securities Trust Receipts,
250	Series 2, Class A, GO, VAR, FGIC, LIQ: Societe Generale, 3.67%, 03/05/07	250
1,175	Series SGA-7, GO, VAR, FSA, 3.55%, 03/07/07	1,175
300	Series SGA-40, GO, VAR, FGIC, 3.55%, 03/07/07	300
4,720	Series SGA 54, GO, VAR, AMBAC, 3.55%, 03/07/07	4,720
100	Series SGA-55, GO, VAR, FGIC, 3.55%, 03/07/07	100
1,625	Series SGA-58, Rev., VAR, FGIC, 3.55%, 03/07/07	1,625
2,000	State of California, UBS Municipal, Series 2006-1005, GO, VAR, MBIA, 3.65%, 03/01/07	2,000
2,520	University of California, Series 1198, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.64%, 03/05/07	2,520
905	Vacaville Unified School District, Series PT-3068, GO, VAR, MBIA, 3.65%, 03/07/07	905
3,365	Vista Unified School District, Series PT-2116, GO, VAR, FSA, 3.65%, 03/05/07	3,365
4,350	West Valley-Mission Community College District, Series PT-3446, GO, VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.65%, 03/06/07	4,350

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
1,995	West Contra Costa Unified School District, Series PT-1828, GO, VAR, FGIC, 3.65%, 03/05/07	1,995
745	West Covina Redevelopment Agency, Lakes Public Parking Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.42%, 03/07/07	745
		737,236
	Puerto Rico — 6.5%
5,000	Commonwealth of Puerto Rico, Series PA-943, GO, VAR, MBIA-IBC, LIQ: Merrill Lynch Capital Services, 3.64%, 03/06/07	5,000
3,900	Lehman Municipal Trust Receipts, Series 06-FC4, Class D, Rev., VAR, LIQ: Lehman Liquidity Co., 3.56%, 03/07/07	3,900
	Municipal Securities Trust Certificates,
4,200	Series 2000-107, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.51%, 03/07/07	4,200
1,150	Series 2002-199, Class A, GO, VAR, MBIA-IBC, LIQ: Bear Stearns Capital Markets, 3.51%, 03/07/07	1,150
2,000	Series 7005, Class A, SO, VAR, LIQ: Bear Stearns Capital Markets, 3.63%, 03/07/07	2,000
	Puerto Rico Aqueduct & Sewer Authority,
25,100	Series ROCS-PR-II-R-709CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	25,100
3,100	Series ROCS-PR-II-R-771CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	3,100
	Puerto Rico Highway & Transportation Authority,
6,000	Series ROCS-PR-II-R-785CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.67%, 03/01/07	6,000
500	Series M, Rev., VAR, FGIC, 3.65%, 03/05/07	500
1,150	Puerto Rico Infrastructure Financing Authority, Series 1, SO, VAR, LIQ: Bank of New York, 3.66%, 03/05/07	1,150
9,870	Puerto Rico Municipal Finance Agency, Series PA-609, Rev., VAR, FSA, 3.64%, 03/06/07	9,870
4,550	Puerto Rico Public Buildings Authority, Series 747D, Rev., VAR, CIFG-TCRS, LIQ: Morgan Stanley Dean Witter, 3.64%, 03/07/07	4,550
1,300	TICS-TOCS Trust, Series 2001-2, GO, VAR, FSA, LIQ: Bank of New York, 3.66%, 03/06/07	1,300
		67,820
	Total Weekly Demand Notes (Cost $805,056)	805,056
	Total Investments — 99.5% (Cost $1,034,783)	1,034,783
	Other Assets in Excess of Liabilities — 0.5%	5,102
	NET ASSETS — 100.0%	1,039,885

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 8.3% (n)
	Michigan — 8.3%
6,900	Michigan State Building Authority, Series 5, 3.68%, 03/28/07	6,900
5,500	Michigan State Housing Development Authority, 3.57%, 04/02/07	5,500
6,900	State of Michigan, 3.65%, 03/06/07	6,900
	University of Michigan,
3,000	3.65%, 04/02/07	3,000
	Total Commercial Paper (Cost $22,300)	22,300
Daily Demand Notes — 7.2%
	Michigan — 7.2%
	Michigan State Hospital Finance Authority, Trinity Health Credit,
1,665	Series G, Rev., VAR, CIFG, 3.63%, 03/01/07	1,665
720	Series H, Rev., VAR, CIFG, 3.63%, 03/01/07	720
1,200	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VAR, LOC: FHLB, 3.74%, 03/01/07	1,200
4,690	Michigan State Housing Development Authority, Rental Housing, Series 2006-C, Rev., VAR, AMT, FSA, 3.70%, 03/01/07	4,690
3,300	Michigan State University, Series A, Rev., VAR, 3.66%, 03/01/07	3,300
3,160	Michigan Strategic Fund, Henry Ford Museum Project Rev., VAR, LOC: Comerica Bank, 3.63%, 03/01/07	3,160
4,000	Municipal Securities Trust Certificates, Series 2006-277, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.68%, 03/01/07	4,000
300	Royal Oak Hospital Finance Authority, William Beaumont, Rev., VAR, AMBAC, 3.64%, 03/01/07	300
300	University of Michigan, Hospital Series A-2; Rev., VAR, 3.62%, 03/01/07	300
	Total Daily Demand Notes (Cost $19,335)	19,335
Monthly Demand Note — 0.7%
	Michigan — 0.7%
1,900	Michigan State Job Development Authority, East Lansing Resident, Rev., VAR, LOC: Wells Fargo Bank, N.A., 3.60%, 03/01/07 (Cost $1,900)	1,900
Municipal Notes & Bonds — 6.0%
	Michigan — 6.0%
3,500	City of Detroit, TAN, GO, LOC: Bank of Nova Scotia, 4.50%, 03/01/07	3,500
4,200	City of Detroit, Sewer Disposal System, Second Lien, Series E, Rev., VAR, FGIC, LIQ: Depfa Bank plc, 3.78%, 07/12/07	4,200
4,000	City of Kalamazoo, EDC, Heritage Project, TAN, GO, VAR, 4.25%, 12/01/07	4,019
2,300	Detroit School District, SAAN, GO, 4.50%, 08/21/07	2,309
2,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VAR, LIQ: U.S. Bank N.A., FSA Q-SBLF, 3.55%, 05/01/07	2,000
	Total Municipal Notes & Bonds (Cost $16,028)	16,028
Weekly Demand Notes — 78.7%
	Michigan — 78.7%
	ABN AMRO Munitops Certificate Trust,
3,350	Series 2006-1, Rev., VAR, AMT, GNMA COLL, 3.74%, 03/07/07 (m)	3,350
1,500	Series 2006-45, Rev., VAR, AMT, GNMA COLL, 3.74%, 03/03/07 (m)	1,500
2,965	City of Dearborn, EDC, Henry Ford Village, Limited Obligation, Rev., VAR, LOC: Comerica Bank, 3.72%, 03/05/07	2,965
2,495	City of Detroit, EDC, Merlots-A90-4/00, Rev., VAR, AMBAC, LIQ: Wachovia, 3.64%, 03/07/07	2,495
	City of Detroit, Sewer Disposal System,
2,000	MT-370, Rev., VAR, LIQ: Depfa Bank plc, MBIA, 3.71%, 03/05/07	2,000
9,760	PT-2595, Rev., VAR, MBIA, 3.70%, 03/02/07	9,760
3,205	City of Detroit, Water Supply System, Series PT-2587, Rev., VAR, FGIC, 3.87%, 03/05/07	3,205
1,000	City of Kalamazoo, EDC, WBC Properties Ltd. Project, Rev., VAR, LOC: Old Kent Bank & Trust, 3.72%, 03/05/07	1,000
3,190	City of Wyoming, Ace-Hi Displays, Inc. Project, Rev., VAR, AMT, LOC: Standard Federal Bank, 3.76%, 03/01/07	3,190
4,560	Dearborn School District, P-FLOATS-PT-2641, GO, VAR, FSA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 3.71%, 03/04/07	4,560
2,800	Delta County, EDC, Mead Westvaco, Escanaba Paper Co., Series PT-2371, Rev., VAR, LOC: Merrill Lynch, 3.73%, 03/02/07	2,800
900	Detroit City School District, Series 2003-28, GO, VAR, FGIC, Q-SBLF, LIQ: BNP Paribas, 3.70%, 03/03/07	900

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
4,450	East Lansing School District, Municipal Securities Trust Receipts, Series SD-114, GO, VAR, Q-SBLF, LIQ: Societe Generale, 3.59%, 03/07/07	4,450
1,900	Grand Rapids, EDC, Limited Obligation, Cornerstone University, Rev., VAR, LOC: National City Bank, 3.67%, 03/05/07	1,900
2,555	Jackson County, EDC, Industrial Steel Treating Co. Project, Rev., VAR, LOC: Comerica Bank, 3.81%, 03/06/07	2,555
4,950	Kenowa Hills Public Schools, Series PT-2552, GO, VAR, FGIC, Q-SBLF, 3.71%, 03/06/07	4,950
	Michigan Higher Education Student Loan Authority,
2,000	Series 1280, Rev., VAR, AMBAC, GTD Student Loans, LIQ: Morgan Stanley Municipal Funding, 3.72%, 03/02/07	2,000
8,100	Series XII-B, Rev., VAR, AMBAC, GTD Student Loans, 3.58%, 03/07/07	8,100
6,205	Michigan Municipal Bond Authority, Clean Water, Series 397, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.71%, 03/05/07	6,205
1,855	Michigan Public Educational Facilities Authority, Academy Woods Project, Rev., VAR, LOC: Fifth Third Bank, 3.76%, 03/02/07	1,855
	Michigan State Building Authority,
4,000	EAGLE, Series 20060142, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.71%, 03/01/07	4,000
1,540	P-FLOATS-PZ-140, Rev., VAR, FGIC, 3.72%, 03/5/07	1,540
2,365	Series PT-2234, Rev., VAR, MBIA, 3.71%, 03/02/07	2,365
3,460	Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Citigroup Financial Products, 3.70%, 03/06/07	3,460
2,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VAR, FSA, LIQ: Morgan Stanley Dean Witter, 3.69%, 03/05/07	2,000
	Michigan State Housing Development Authority,
1,115	Series A, Rev., AMT, VAR, MBIA, LIQ: Landesbank Hessen-Thueringen, 3.69%, 03/01/07	1,115
3,000	Series B, Rev., AMT, VAR, 3.61%, 03/07/07	3,000
1,675	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments, Rev., VAR, AMT, LOC: Bank of New York, 3.56%, 03/01/07	1,675
3,780	Michigan State Housing Development Authority, Multi-Family Housing, Weston, Series B, Rev., VAR, LOC: National City Bank, 3.77%, 03/05/07	3,780
6,030	Michigan State Housing Development Authority, Rental Housing, Series MT-267, Rev., VAR, FSA, LIQ: Bayerische Landesbank, 3.72%, 03/05/07	6,030
5,000	Michigan State Housing Development Authority, River Park Senior Apartments, Series B, Rev., VAR, FSA, LOC: National City Bank 3.74%, 03/06/07	5,000
2,100	Michigan State Housing Development Authority, Single Family Housing, Series C, Rev., VAR, FSA, LIQ: Dexia Credit Local, 3.55%, 03/06/07	2,100
2,795	Michigan State Trunk Line, Merlots, Series B-02, Rev., VAR, FSA, 3.56%, 03/07/07	2,795
3,040	Michigan Strategic Fund, Artinian, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.81%, 03/06/07	3,040
1,340	Michigan Strategic Fund, Atmosphere Heat Treating, Rev., VAR, AMT, LOC: Comerica Bank, 3.81%, 03/05/07	1,340
900	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Series 1997, Rev., VAR, AMT, LOC: Standard Federal Bank, 3.61%, 03/07/07	900
1,345	Michigan Strategic Fund, Custom Profile, Inc. Project, Series 2001, Rev., VAR, AMT, LOC: Firstar Bank N.A., 3.82%, 03/01/07	1,345
4,170	Michigan Strategic Fund, Dawnbreakers LLC Project, Rev., VAR, LOC: Fifth Third Bank, 3.77%, 03/05/07	4,170
485	Michigan Strategic Fund, Dennenlease LC Project, Rev., VAR, AMT, LOC: Old Kent Bank & Trust, 3.81%, 03/05/07	485
1,870	Michigan Strategic Fund, DOU-FORM Acquisition Project, Series 2001, Rev., VAR, AMT, LOC: First Union National Bank, 3.77%, 03/07/07	1,870
1,935	Michigan Strategic Fund, Geskus Photography, Inc., Rev., VAR, LOC: Wachovia Bank, 3.67%, 03/07/07	1,935
3,635	Michigan Strategic Fund, Grand River, Inc. Project, Rev., VAR, LOC: Fifth Third Bank, 3.76%, 03/02/07	3,635
1,100	Michigan Strategic Fund, Imperial Metal Products Co. Project, Rev., VAR, LOC: Fifth Third Bank, 3.77%, 03/05/07	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   13

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
195	Michigan Strategic Fund, Ironwood Plastics, Inc. Project, Rev., VAR, AMT, LOC: First of America Bank, 3.81%, 03/02/07	195
2,000	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VAR, LOC: LaSalle Bank N.A., 3.72%, 03/01/07	2,000
2,800	Michigan Strategic Fund, Mans Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.81%, 03/01/07	2,800
4,000	Michigan Strategic Fund, Millennium Steering LLC, Rev., VAR, LOC: Comerica Bank, 3.78%, 03/01/07	4,000
1,275	Michigan Strategic Fund, Monarch Hydraulics Inc. Project, Limited Obligation, Rev., VAR, LOC: Fifth Third Bank, 3.77%, 03/01/07	1,275
2,095	Michigan Strategic Fund, Nicholas Plastics Project, Rev., VAR, AMT, LOC: Fifth Third Bank, 3.82%, 03/01/07	2,095
930	Michigan Strategic Fund, Petoskey Plastics, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.81%, 03/06/07	930
1,140	Michigan Strategic Fund, Pyper Products Corp. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.81%, 03/05/07	1,140
2,000	Michigan Strategic Fund, Quincy Strategic, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.81%, 03/08/07	2,000
2,525	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VAR, AMT, LOC: Firstar Bank N.A., 3.82%, 03/02/07	2,525
3,105	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VAR, AMT, LOC: Sovereign Bank FSB, 3.68%, 03/01/07	3,105
3,880	Michigan Strategic Fund, Ritz-Craft Corp., Michigan Project, Rev., VAR, LOC: Old Kent Bank & Trust, 3.70%, 03/07/07	3,880
1,200	Michigan Strategic Fund, Saginaw Products Corp. Project, Limited Obligation, Rev., VAR, 3.81%, 03/07/07	1,200
4,975	Michigan Strategic Fund, Solid Waste Disposal Trust, Floating Rate Trust Receipts, Rev., VAR, AMT, LIQ: Lehman Brothers Special Financing, 3.67%, 03/07/07	4,975
3,530	Michigan Strategic Fund, Scoclan II LLC Project, Series 1999, Rev., VAR, LOC: Standard Federal Bank, 3.76%, 03/01/07	3,530
2,836	Michigan Strategic Fund, Solid Waste, Grayling Generating Project, Rev., VAR, AMT, LOC: Barclays Bank, New York, 3.56%, 03/07/07	2,836
855	Michigan Strategic Fund, Ultra Aluminum Manufacturing, Inc. Project, Rev., VAR, LOC: Fifth Third Bank, 3.76%, 03/02/07	855
2,220	Michigan Strategic Fund, Whitehall Products LLC Project, Rev., VAR, LOC: Fifth Third Bank, 3.77%, 03/05/07	2,220
5,600	Milan Area Schools, GO, VAR, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 3.68%, 03/06/07	5,600
1,900	Municipal Securities Trust Certificates, Series 9054, GO, VAR, Q-SBLF, LIQ: Bear Stearns Capital Markets, 3.59%, 03/07/07	1,900
940	Oakland County, EDC, IBC N.A., Inc., Rev., VAR, LOC: Comerica Bank, 3.81%, 03/06/07	940
2,700	Oakland County, EDC, V&M Corp. Project, Rev., VAR, AMT, LOC: Standard Federal Bank, 3.61%, 03/07/07	2,700
4,175	Saline Area Schools, GO, VAR, Q-SBLF, LIQ: Helaba, 3.68%, 03/02/07	4,175
2,020	South Redford School District, Series 2928, GO, VAR, MBIA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 3.71%, 03/06/07	2,020
4,800	State of Michigan, Series PT- 3760, GO, VAR, LIQ: Dexia Credit Local, 3.71%, 03/06/07	4,800
2,690	State of Michigan, Comprehensive Transportation, Series PT-2754, Rev., VAR, FSA, LIQ: Dexia Credit Local, 3.70%, 03/06/07	2,690
2,000	State of Michigan, Healthcare Equipment Loan Program, Series C, Rev., VAR, LOC: Fifth Third Bank, 3.56%, 03/07/07	2,000
	Wayne Charter County, Detroit Metropolitan County,
300	Series A, Rev., VAR, AMT, FGIC, 3.58%, 03/07/07	300
2,800	Series B, Rev., VAR, AMT, AMBAC, 3.56%, 03/07/07	2,800
2,320	Series B, Rev., VAR, AMT, AMBAC, LOC: Helaba, 3.58%, 03/07/07	2,320
960	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien, Series PT-2609, Rev., VAR, FSA, 3.69%, 03/07/07	960
	Wayne Charter Airport, Detroit Metropolitan,
2,150	Series 1327, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.72%, 03/01/07	2,150
2,625	Series SG-122, Rev., VAR, MBIA, LIQ: Societe Generale, 3.70%, 03/06/07	2,625

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
2,500	Wayne County Airport Authority, Series MT-115, Rev., VAR, MBIA, LIQ: Svenska Handelsbanken, 3.73%, 03/01/07	2,500
	Total Weekly Demand Notes (Cost $210,461)	210,461
	Total Investments — 100.9% (Cost $270,024)*	270,024
	Liabilities in Excess of Other Assets — (0.9)%	(2,479)
	NET ASSETS — 100.0%	$267,545

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 2.5% (n)
	New York — 2.5%
45,000	New York City Metropolitan Transportation Authority, 3.65%, 06/08/07 (Cost $45,000)	45,000
Daily Demand Notes — 4.2%
	New York — 4.2%
70	Jay Street Development Corp., Series A-4, Rev., VAR, LOC: Depfa Bank plc, 3.62%, 03/01/07	70
	Lehman Municipal Trust Receipts,
23,050	Series 07-P7, Rev., VAR, AMBAC, FGIC, LIQ: Lehman Liquidity Co., 3.64%, 03/01/07	23,050
13,960	Series 07-P7, Rev., VAR, AMBAC, LIQ: Lehman Liquidity Co., 3.64%, 03/01/07	13,960
	Metropolitan Transportation Authority,
250	Sub Series G-2, Rev., VAR, LOC: BNP Paribas, 3.62%, 03/01/07	250
1,080	Sub Series G-2, Rev., VAR, LOC: BNP Paribas, 3.64%, 03/01/07	1,080
1,030	Municipal Securities Trust Certificates, Series 2000-109, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.63%, 03/01/07 (e)	1,030
	New York City,
800	Sub Series A-4, GO, VAR, LOC: Westdeutsche Landesbank AG, 3.60%, 03/01/07	800
420	Sub Series A-6, GO, VAR, FSA, 3.60%, 03/01/07	420
1,000	Sub Series B-5, GO, VAR, MBIA, 3.60%, 03/01/07	1,000
2,000	Sub Series B-5, GO, MBIA, 3.60%, 03/02/07	2,000
1,800	Sub Series E-4, GO, VAR, LOC: State Street Bank & Trust Co., 3.60%, 03/01/07	1,800
7,200	Sub Series H-1, GO, VAR, LOC: Bank of New York, 3.60%, 03/01/07	7,200
1,800	Sub Series H-2, GO, VAR, LOC: Dexia Bank, 3.63% 03/01/07	1,800
1,700	Sub Series H-2, GO, VAR, MBIA, 3.60%, 03/01/07	1,700
1,200	Sub Series H-3, GO, VAR, FSA, 3.62%, 03/01/07	1,200
3,100	Sub Series H-7, GO, VAR, LOC: KBC Bank N.V., 3.62%, 03/01/07	3,100
700	New York City Industrial Development Agency, Liberty, 1 Byrant Park LLC, Series B, Rev., VAR, LOC: Bank of America N.A., 3.65%, 03/01/07	700
	New York City Municipal Water Finance Authority,
700	Series A, Rev., VAR, FGIC, 3.60%, 03/01/07	700
1,300	Series C, Rev., VAR, 3.62%, 03/01/07	1,300
4,200	Series C, Rev., VAR, FGIC, 3.63%, 03/01/07	4,200
	New York City Transitional Finance Authority,
3,200	Sub Series 2-A, Rev., VAR, LIQ: Dexia Credit Local, 3.60%, 03/01/07	3,200
1,000	Sub Series 3-H, Rev., VAR, 3.60%, 03/01/07	1,000
	New York City Transitional Finance Authority, Future Tax Secured
1,000	Series B, Rev., VAR, 3.60%, 03/01/07	1,000
100	Series C, Rev., VAR, 3.60%, 03/01/07	100
200	Series C-5, Rev., VAR, 3.60%, 03/01/07	200
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 3.63%, 03/01/07	1,055
1,900	New York Local Government Assistance Corp., Municipal Securities Trust Receipts, Series SGA-59, Rev., VAR, 3.63%, 03/01/07	1,900
900	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.66%, 03/01/07	900
	Total Daily Demand Notes (Cost $76,715)	76,715
Municipal Notes & Bonds — 17.5%
	New York — 17.5%
9,317	Amsterdam Enlarged City School District, BAN, GO, 3.56%, 07/20/07	9,322
31,995	Bank of New York Municipal Certificates Trust, Rev., VAR, 3.70%, 06/29/07	31,995
6,000	Board of Cooperative Educational Services First Supervisory District Suffolk County, RAN, Rev., 3.82%, 06/28/07	6,015
13,000	Board of Cooperative Educational Services for the Sole Supervisory District, RAN, Rev., 3.60%, 12/28/07	13,037
7,000	Board of Cooperative Educational Services of Second Supervisory District Westchester RAN, Rev., 3.51%, 06/29/07	7,007
3,250	Campbell-Savona Central School District, BAN, GO, 3.69%, 06/28/07	3,253
5,000	Carmel Central School District, TAN, GO, 3.78%, 06/29/07	5,011
8,000	Catskill Central School District, BAN, GO, 3.56%, 07/13/07	8,005
2,200	City of Schenectady, BAN, GO, LOC: Bank of America N.A., 3.62%, 05/24/07	2,204
10,000	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0159, Rev., FGIC, LIQ: U.S. Bank NA, 3.58%, 06/06/07	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Notes & Bonds — Continued
	New York — Continued
10,000	Greater Southern Tier Board of Cooperative Educational Services District, RAN, Rev., 3.75% 06/29/07	10,008
10,000	Jamestown City School District, BAN, GO, 3.73%, 05/23/07	10,010
	Lackawanna City School District,
12,145	BAN, GO, 3.63%, 06/15/07	12,169
	Long Island Power Authority Electric Systems,
2,695	Series PT-386, Rev., 3.69%, 03/02/07	2,695
8,780	Series SG-125, LIQ: Societe General, VAR, 3.67%, 03/01/07	8,780
20,000	New York City Housing Development Corp., Series J-1, Rev., VAR, AMT, 3.62%, 11/01/07	20,000
20,000	New York City Transitional Finance Authority, BAN, Rev., 3.54%, 06/29/07	20,044
24,000	New York Power Authority, GO, VAR, LIQ: Dexia Credit Local, 3.63%, 09/04/07	24,000
2,670	New York State Dormitory Authority, Series PA-419, Rev., VAR, 3.69%, 03/05/07	2,670
7,925	New York State Housing Finance Agency, Series PA-423, Rev., 3.69%, 03/04/07	7,925
4,995	Niagara Falls Bridge Commission, Series PA-530, LIQ: Merrill Lynch Capital Services, 3.69%, 03/02/07	4,995
5,400	Pearl River Union Free School District, BAN, GO, 3.54%, 09/19/07	5,419
6,500	Plainview Old Bethpage Central School District, TAN, GO, 3.75%, 06/29/07	6,514
13,090	Port Authority of New York & New Jersey, Rev., VAR, 3.81%, 03/09/07 (i)	13,090
7,000	Putnam County, TAN, GO, 3.50%, 11/15/07	7,022
10,000	Rockland County, TAN, GO, 3.67%, 03/22/07	10,005
	Roosevelt Union Free School District,
15,000	Series B, BAN, GO, 4.25%, 08/02/07	15,023
5,000	RAN, GO, 4.50%,06/29/07	5,008
12,000	Salamanca City School District, BAN, GO, 3.68%, 06/15/07	12,022
6,225	Sullivan County, BAN, GO, 3.80%, 07/19/07	6,240
11,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, RAN, Rev., 3.86%, 06/29/07	11,021
4,995	Triborough Bridge & Tunnel Authority, Series PA-665, Rev., 3.70%, 03/03/07	4,995
5,460	Town of Webster, BAN, GO, 4.25%, 09/20/07	5,469
	Total Municipal Notes & Bonds (Cost $320,973)	320,973
Weekly Demand Notes — 75.2%
	Indiana — 0.1%
1,295	Dyer Redevelopment Authority Economic Development Lease Rent, Series PT-2697, Rev., VAR, CIFG, 3.72%, 03/05/07	1,295
	New York — 75.1%
	ABN AMRO Munitops Certificate Trust,
8,985	Series 2004-33, Rev., VAR, AMBAC, 3.68%, 03/01/07	8,985
10,000	Series 2005-60, Rev., VAR, FSA, 3.68%, 03/01/07	10,000
6,165	Series 2006-32, GO, VAR, MBIA-IBC, 3.68%, 03/01/07	6,165
370	Albany Industrial Development Agency, Newkirk Productions, Inc., Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.67%, 03/01/07	370
	Dutchess County Industrial Development Agency, Civic Facilities, Marist College,
10,485	Series A, Rev., VAR, LOC: Bank of New York, 3.65%, 03/01/07	10,485
14,525	Series A, Rev., VAR, LOC: Keybank N.A., 3.65%, 03/01/07	14,525
20,890	Eagle Tax-Exempt Trust, Weekly Options Mode, Series 94-3203, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.70%, 03/01/07	20,890
	Eagle Tax-Exempt Trust, Weekly Partner Certificate,
5,990	Series 2000-3206, Class A, Rev., VAR, 3.70%, 03/01/07	5,990
3,300	Series 2001-3202, Class A, Rev., VAR, LIQ: Citibank N.A., 3.70%, 03/01/07	3,300
4,000	Series 2002-6003, Class A, Rev., VAR, FSA, 3.70%, 03/01/07	4,000
8,135	Series A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.70%, 03/01/07 (e)	8,135
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
2,495	Series 2006-0028, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.65%, 03/01/07	2,495
9,785	Series 2006-0117, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.65%, 03/01/07	9,785
8,200	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0029, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.65%, 03/01/07	8,200
9,100	Erie County Water Authority, Series A, Rev., VAR, AMBAC, 3.46%, 03/07/07	9,100
2,400	Franklin County IDA, Civic Facilities, Trudeau Institute, Inc., Project, Rev., VAR, LOC: Fleet National Bank, 3.47%, 03/07/07	2,400

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
3,040	Great Neck North Water Authority, Water System, Series A, Rev., VAR, FGIC, 3.47%, 03/07/07	3,040
700	Guilderland Industrial Development Agency, North Eastern Industrial Park, Series A, Rev., VAR, LOC: Fleet Bank of New York, 3.47%, 03/07/07	700
12,425	Hempstead Town Industrial Development Agency, Series A, Rev., VAR, CTFS, 3.70%, 03/01/07	12,425
3,485	Liberty Development Corp., Series 1416, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	3,485
	Long Island Power Authority, Electric Systems,
300	Series D, Rev., VAR, FSA, 3.47%, 03/07/07	300
3,500	Series G, Rev., VAR, FSA, 3.45%, 03/07/07	3,500
300	Series H, Rev., VAR, FSA, 3.47%, 03/07/07	300
9,235	Series 822D, Rev., VAR, CIFG, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	9,235
4,360	Series PA-841, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.68%, 03/05/07	4,360
	Metropolitan Transportation Authority,
14,968	Series 823D, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	14,968
6,970	Series A-1, Rev., VAR, XLCA, 3.65%, 03/01/07	6,970
1,790	Series B, Rev., VAR, FSA, 3.63%, 03/01/07	1,790
6,090	Series D-2, Rev., VAR, FSA, 3.61%, 03/01/07	6,090
4,600	Series E-1, Rev., VAR, LOC: Fortis Bank SA/NV, 3.62%, 03/01/07	4,600
6,300	Series G1, Rev., VAR, AMBAC, 3.62%, 03/05/07	6,300
1,700	Series G2, Rev., VAR, AMBAC, 3.62%, 03/05/07	1,700
5,405	Series PA-1105, Rev., VAR, 3.69%, 03/07/07	5,405
5,940	Series PT-1547, Rev., VAR, FGIC, 3.69%, 03/02/07	5,940
7,580	Series PT-2290, Rev., VAR, FSA, 3.69%, 03/05/07	7,580
10,445	Sub Series A-1, GO, VAR, CIFG, 3.61%, 03/01/07	10,445
12,310	Sub Series A-2, GO, VAR, CIFG, 3.63%, 03/01/07	12,310
	Metropolitan Transportation Authority, EAGLE,
3,300	Series 2002-6021, Class A, Rev., VAR, MBIA, 3.70%, 03/01/07	3,300
5,000	Series 2002-6028, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.70%, 03/01/07	5,000
14,875	Metropolitan Transportation Authority, Merlots, Series B-16, Rev., VAR, 3.55%, 03/07/07	14,875
11,300	Monroe County Industrial Development Agency, Rochester Institute Project, Series A, Rev., VAR, LOC: First Union National Bank, 3.50%, 03/07/07	11,300
	Municipal Securities Trust Certificates,
500	Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.56%, 03/07/07 (e)	500
9,995	Series 7001, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.62%, 03/01/07	9,995
6,320	Series 2001-122, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.56%, 03/07/07 (e)	6,320
9,995	Series 2001-176, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.56%, 03/07/07	9,995
11,810	Series 2002-203, Class A, Rev., VAR, FSA, CR, LIQ: Bear Stearns Capital Markets, 3.56%, 03/07/07	11,810
	Municipal Security Trust,
7,500	Series 7033, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.65% 03/01/07	7,500
13,125	Series 7035, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.65% 03/01/07	13,125
	Municipal Water Finance Authority,
10,910	ROCS RR-II-R-385, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.70%, 03/01/07	10,910
8,410	Series PA-447, Rev., VAR, FGIC-TCRS, 3.69%, 03/06/07	8,410
6,495	Series PA-900, Rev., VAR, 3.70%, 03/07/07	6,495
2,900	Series PA-1076, Rev., VAR, 3.70%, 03/04/07	2,900
5,900	Sub Series C-2, Rev., VAR, 3.58%, 03/01/07	5,900
6,700	Sub Series F-1, Rev., VAR, 3.62%, 03/01/07	6,700
5,595	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VAR., FSA, 3.45%, 03/07/07	5,595
	Nassau Health Care Corp.,
13,400	Sub Series 2004-C1, Rev., VAR, FSA, CNTY GTD, 3.61%, 03/01/07	13,400
2,200	Sub Series 2004-C3, Rev., VAR, FSA, CNTY GTD, 3.60%, 03/01/07	2,200
	New York City,
1,585	Series A-8, GO, VAR, AMBAC, 3.45%, 03/07/07	1,585
3,000	Series F-2, GO, VAR, LOC: Depfa Bank plc, 3.47%, 03/07/07	3,000
6,400	Series F-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.50%, 03/07/07	6,400
3,800	Series F-5, GO, VAR, LOC: Bayerische Landesbank, 3.50%, 03/07/07	3,800

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
6,600	Sub Series A-2, GO, VAR, LOC: Bank of America, N.A., 3.45%, 03/07/07	6,600
5,400	Sub Series A-4, GO, VAR, LOC: Bank of Nova Scotia, 3.45%, 03/07/07	5,400
2,700	Sub Series A-6, GO, VAR, LOC: Helaba, 3.47%, 03/07/07	2,700
12,050	Sub Series A-6, GO, VAR, LOC: Landesbank Baden Wurrtm, 3.45%, 03/07/07	12,050
1,200	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 3.50%, 03/07/07	1,200
3,700	Sub Series C-3, GO, VAR, LOC: BNP Paribas, 3.50%, 03/07/07	3,700
12,050	Sub Series C-4, GO, VAR, LOC: BNP Paribas, 3.45%, 03/07/07	12,050
5,995	Sub Series C-5, GO, VAR, LOC: Bank of New York, 3.46%, 03/07/07	5,995
2,000	Sub Series F-3, GO, VAR, LOC: Royal Bank of Scotland, 3.60%, 03/01/07	2,000
6,000	Sub Series G-2, GO, VAR, LOC: Bank Of Nova Scotia, 3.45%, 03/07/07	6,000
13,735	Sub Series H-2, GO, VAR, LOC: Bank of New York, 3.46%, 03/07/07	13,735
6,495	Sub Series H-2, GO, VAR, LOC: Bank of Nova Scotia, 3.45%, 03/07/07	6,495
38,390	Sub Series H-3, GO, VAR, LOC: Bank of New York, 3.50%, 03/07/07	38,390
6,200	Sub Series H-6, GO, VAR, MBIA, 3.45%, 03/07/07	6,200
3,400	New York City Housing Development Corp., 100 Jane Street Development, Series A, AMT, Rev., VAR, FNMA, LIQ: FNMA, 3.53%, 03/07/07	3,400
3,100	New York City Housing Development Corp., 201 Pearl Street Development, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 03/07/07	3,100
200	New York City Housing Development Corp., Brittany Development, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.53%, 03/07/07	200
3,700	New York City Housing Development Corp., Brookhaven Apartments, Series A, Rev., VAR, LOC: Citibank N.A., 3.54%, 03/07/07	3,700
5,700	New York City Housing Development Corp., Carnegie Park, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.47%, 03/07/07	5,700
2,750	New York City Housing Development Corp., Chelsea Arms, Series A, Rev, VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	2,750
200	New York City Housing Development Corp., Lyric Development, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.53%, 03/07/07	200
1,900	New York City Housing Development Corp., Mortgage-55 Pierrepont Development, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.53%, 03/07/07	1,900
2,000	New York City Housing Development Corp., Mortgage-155 West 21st Street, Series A , Rev., AMT, VAR, LOC: Bank of New York, 3.55%, 03/07/07	2,000
5,300	New York City Housing Development Corp., Mortgage-Ogden Ave. Apartments II, Series A, Rev., VAR, LOC: Bank of America N.A., 3.53%, 03/07/07	5,300
4,655	New York City Housing Development Corp., Mortgage-Parkview Apartments, Series A, Rev., VAR, LOC: Citibank N.A., 3.55%, 03/07/07	4,655
8,800	New York City Housing Development Corp., Mortgage-Thessalonica Court, Series A, Rev., VAR, LOC: Citibank N.A., 3.54%, 03/07/07	8,800
10,000	New York City Housing Development Corp., Mortgage-West 61st Street Apartments, Series A, Rev., VAR, LOC: HSBC Bank USA N.A., 3.55%, 03/07/07	10,000
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.47%, 03/07/07	3,200
300	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	300
15,400	New York City Housing Development Corp., Progress of Peoples Development, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	15,400
6,900	New York City Housing Development Corp., Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.53%, 03/07/07	6,900
3,300	New York City Housing Development Corp., West 43rd Street Development, Series A, AMT, Rev., VAR, FNMA, LIQ: FNMA, 3.53%, 03/07/07	3,300
2,400	New York City Housing Development Corp., West 89th Street Development, Series A, Rev., VAR, LOC: FNMA, 3.52%, 03/07/07	2,400
9,900	New York City Housing Development Corp., White Plains Apartments, Series A, Rev. VAR, LOC: Bank of America N.A., 3.53%, 03/07/07	9,900

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   19

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
2,000	New York City Industrial Development Agency, Abraham Joshua Heschel Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.66%, 03/01/07	2,000
3,115	New York City Industrial Development Agency, Allen Steveson School, Rev., VAR, LOC: Allied Irish Bank plc, 3.67%, 03/01/07	3,115
870	New York City Industrial Development Agency, American Society Technion Project, Rev., VAR, LOC: Allies Irish Bank PLC, 3.46%, 03/07/07	870
2,465	New York City Industrial Development Agency, Brooklyn United Methodist Project, Rev., VAR, LOC: Bank of New York, 3.65%, 03/01/07	2,465
13,000	New York City Industrial Development Agency, Civic Facilities, Columbia Grammar & Prep School, Rev., VAR, LOC: Allied Irish Bank plc, 3.67%, 03/01/07	13,000
5,000	New York City Industrial Development Agency, Congregational Nursing, Series A, Rev., VAR, LOC: HSBC Bank USA, 3.61%, 03/01/07	5,000
5,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.61%, 03/01/07	5,000
3,010	New York City Industrial Development Agency, Hewitt School Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.67%, 03/01/07	3,010
4,475	New York City Industrial Development Agency, Jamaica First Packaged LLC Project, Rev., VAR, LOC: Bank of New York, 3.65%, 03/01/07	4,475
9,400	New York City Industrial Development Agency, Korean Air Lines Co., Series A, Rev., VAR, LOC: HSBC Bank USA N.A., 3.55%, 03/07/07	9,400
25,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VAR, LOC: ING Bank N.V., 3.65%, 03/01/07	25,800
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VAR, LIQ: Societe Generale, 3.56%, 03/07/07	580
2,390	New York City Municipal Water Finance Authority, American Securities Trust Receipts, Series SGB-25, Rev., VAR, MBIA, LIQ: Societe Generale, 3.68%, 03/01/07 (p)	2,390
4,900	New York City Transit Authority/Metropolitan Transit Authority/Triborough Bridge & Tunnel, Floating Rate Trust Receipts, Series PMD-10, COP, VAR, AMBAC, 3.68%, 03/01/07	4,900
	New York City Transitional Finance Authority,
4,900	RR-II-R-4052, Rev., VAR, LIQ: Citigroup Financial Products, 3.69%, 03/01/07	4,900
9,570	Sub Series 2-B, Rev., VAR, LIQ: Dexia Credit Local, 3.47% 03/07/07	9,570
10,030	Sub Series 2-D, Rev., VAR, LIQ: Lloyds TSB Bank plc, 3.50%, 03/07/07	10,030
2,715	Sub Series 2-E, Rev., VAR, 3.51%, 03/02/07	2,715
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VAR, 3.50%, 03/07/07	600
	New York City Transitional Finance Authority, New York City Recovery,
2,900	Sub Series 3-C, Rev., VAR, 3.51%, 03/01/07	2,900
5,000	Sub Series 3-D, Rev., VAR, 3.51%, 03/01/07	5,000
2,300	New York City Trust for Cultural Resources, Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.67%, 03/01/07	2,300
1,900	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VAR, LOC: Citibank N.A., 3.46%, 03/07/07	1,900
18,255	New York City Trust for Cultural Resources, Manhattan School of Music, Rev., VAR, RADIAN, 3.62%, 03/01/07	18,255
	New York City, Municipal Securities Trust Receipts,
1,300	Series SG-109, GO, VAR, AMBAC, LIQ: Societe Generale, 3.67%, 03/05/07	1,300
1,000	Series SGA-51, GO, VAR, AMBAC, 3.56%, 03/07/07	1,000
765	Series SGB-36, GO, VAR, AMBAC, LIQ: Societe Generale, 3.65%, 03/01/07	765
10,000	New York Convention Center Operating Corp., Series 1007, Rev., VAR, AMBAC, 3.67%, 03/01/07	10,000
	New York Local Government Assistance Corp.,
13,700	Series A-5V, Rev., VAR, FSA, 3.48%, 03/07/07	13,700
1,250	Series C, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.48%, 03/07/07	1,250
4,400	Series D, Rev., VAR, LOC: Societe Generale, 3.45%, 03/07/07	4,400
8,450	Series F, Rev., VAR, LOC: Societe Generale, 3.46%, 03/07/07	8,450
9,000	Series G, Rev., VAR, LOC: Bank Of Nova Scotia, 3.45%, 03/07/07	9,000

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
	New York Local Government Assistance Corp., Floating Rate Receipts,
1,195	Series SG-99, Rev., VAR, AMBAC, 3.67%, 03/07/07	1,195
120	Series SG-100, Rev., VAR, MBIA-IBC, 3.67%, 03/07/07	120
13,150	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VAR, FSA, 3.48%, 03/07/07	13,150
1,500	New York Mortgage Agency, Homeowner Mortgage, Series 122, Rev., VAR, 3.52%, 03/01/07	1,500
	New York State Dormitory Authority,
3,810	Series 1143, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.67%, 03/01/07	3,810
4,415	Series PA-409, Rev., VAR, AMBAC, FHA, 3.69%, 03/05/07	4,415
3,545	Series PA-449, Rev., VAR, FSA, 3.69%, 03/02/07	3,545
670	Series PA-541, Rev., VAR, AMBAC, FHA, 3.69%, 03/04/07	670
9,790	Series PT-1447, Rev., VAR, MBIA, 3.69%, 03/06/07	9,790
7,925	Series PT-2240, Rev., VAR, FSA, 3.69%, 03/05/07	7,925
	New York State Dormitory Authority, Mental Health Services,
12,400	Sub Series D-2B, Rev., VAR, FSA, 3.61%, 03/01/07	12,400
1,600	Sub Series D-2C, Rev., VAR, MBIA, 3.62%, 03/01/07	1,600
3,855	Sub Series D-2D, Rev., VAR, AMBAC, 3.58%, 03/01/07	3,855
3,400	Sub Series D-2E, Rev., VAR, 3.61%, 03/01/07	3,400
4,000	Sub Series D-2G, Rev, VAR, 3.61%, 03/01/07	4,000
1,600	Sub Series D-2H, Rev., VAR, 3.61%, 03/01/07	1,600
4,000	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VAR, LIQ: Societe Generale, 3.56%, 03/07/07	4,000
405	New York State Dormitory Authority, New York Public Library, Series A, Rev., VAR, MBIA, 3.47%, 03/07/07	405
	New York State Dormitory Authority, Rochester University,
4,800	Series A-1, Rev., VAR, MBIA, 3.46%, 03/07/07	4,800
5,300	Series B-1, Rev., VAR, MBIA, 3.47%, 03/07/07	5,300
	New York State Energy Research & Development Authority,
5,100	Series C-1, Rev., VAR, LOC: Citibank N.A., 3.54%, 03/07/07	5,100
575	Series C-2, Rev., VAR, LOC: Citibank N.A., 3.52%, 03/07/07	575
600	New York State Energy Research & Development Authority, Orange & Rockland Utility, Series A, Rev., VAR, AMBAC, 3.45%, 03/07/07	600
4,300	New York State Energy Resources & Development Authority, Orange & Rockland Project, Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 3.45%, 03/07/07	4,300
10,450	New York State Energy Research & Development Authority, PCR, Series PA-450, Rev., VAR, AMBAC, 3.69%, 03/03/07	10,450
13,322	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.67%, 03/01/07	13,322
	New York State Housing Finance Agency,
1,100	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	1,100
1,400	Series C, Rev., VAR, LOC: Dexia Credit Local, 3.50%, 03/07/07	1,400
850	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 3.50%, 03/07/07	850
13,100	New York State Housing Finance Agency, 10 Liberty Street, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.47%, 03/07/07	13,100
8,600	New York State Housing Finance Agency, 101 West End, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	8,600
7,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	7,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VAR, 3.55%, 03/07/07	2,000
4,000	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VAR, LOC: Fleet National Bank, 3.56%, 03/07/07	4,000
10,400	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.54%, 03/07/07	10,400
	New York State Housing Finance Agency, 350 West 43rd Street Housing,
6,800	Series A, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.55%, 03/07/07	6,800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   21

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
2,800	Series A, Rev.. VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	2,800
5,000	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	5,000
4,400	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	4,400
8,700	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VAR, LOC: Bank of New York, 3.48%, 03/07/07	8,700
8,100	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	8,100
7,200	New York State Housing Finance Agency, Multi-Family Housing, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	7,200
4,600	New York State Housing Finance Agency, Multi-Family Housing Secured Mortgage, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.53%, 03/07/07	4,600
3,400	New York State Housing Finance Agency, Normandie Court I Project, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.50%, 03/07/07	3,400
5,105	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.51%, 03/07/07	5,105
6,300	New York State Housing Finance Agency, Service Contract, Series E, Rev., VAR, LOC: BNP Paribas, 3.50%, 03/07/07	6,300
10,500	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VAR, LOC: FNMA, 3.55%, 03/07/07	10,500
13,500	New York State Housing Finance Agency, Theater Row, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.55%, 03/07/07	13,500
	New York State Housing Finance Agency, Tribeca,
1,150	Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	1,150
3,400	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	3,400
20,600	New York State Housing Finance Agency, Union Square South Housing, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	20,600
20,005	New York State Housing Finance Agency, Victory Housing, Series 2000-A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.55%, 03/07/07	20,005
	New York State Housing Finance Agency, West 23rd Street,
3,000	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	3,000
900	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	900
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.53%, 03/07/07	7,700
4,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	4,500
	New York State Housing Finance Agency, Worth Street,
11,600	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 03/07/07	11,600
5,700	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.55%, 03/07/07	5,700
4,190	New York State Thruway Authority, Series 1194, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.68%, 03/01/07	4,190
	New York State Thruway Authority, EAGLE,
2,000	Series 720050010, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.70%, 03/01/07	2,000
24,000	Series 720053022, Class A, Rev., VAR, FSA, LIQ: Bayerische Landesbank, 3.70%, 03/01/07	24,000
13,100	New York State Thruway Authority, Floating Rate Receipts, Series SG-121, Rev., VAR, LIQ: Societe Generale, 3.67%, 03/01/07	13,100
4,040	New York State Urban Development Corp., Series PT-1669, Rev., VAR, FGIC, 3.69%, 03/03/07	4,040
	New York State Urban Development Corp., State Facilities & Equipment,
12,200	Sub Series A-3-B, Rev., VAR, CIFG, 3.58%, 03/01/07	12,200
100	Sub Series A-3-C, Rev., VAR, CIFG, 3.59%, 03/01/07	100
2,850	Oneida County Industrial Development Agency, Rev., VAR, LOC: NBT Bank N.A., 3.80%, 03/01/07	2,850
6,820	Oneida County Industrial Development Agency, Industrial Development Champion Home, Rev., VAR, LOC: Credit Suisse, 3.66%, 03/01/07	6,820
4,580	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VAR, LOC: Fleet National Bank, 3.52%, 03/07/07	4,580

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
3,435	Onondaga County Industrial Development Agency, Refunding Solvay Paperboard Project, Rev., VAR, LOC: Citibank N.A., 3.75%, 03/01/07	3,435
10,050	Onondaga County Industrial Development Agency, Solvay Paperboard Project, Series A, Rev., VAR, LOC: Citibank N.A., 3.75%, 03/01/07	10,050
3,400	Ontario County Industrial Development Agency, Friends Finger Lakes, Series A, Rev., VAR, LOC: Citizens Bank N.A., 3.67%, 03/01/07	3,400
920	Port Jervis Industrial Development Agency, The Future Home Technical, Inc., Rev., VAR, LOC: Bank of New York, 3.66%, 03/07/07	920
6,330	Poughkeepsie Industrial Development Agency, Manor at Woodside Project, Rev., VAR, LOC: Bank of New York, 3.70%, 03/01/07	6,330
4,270	Rockland County Industrial Development Agency, Rev., VAR, LOC: Bank of New York, 3.51%, 03/07/07	4,270
1,100	Rockland County Industrial Development Agency, X Products Corp. Project, Rev., VAR, LOC: Bank of New York, 3.70%, 03/01/07	1,100
1,010	Rockland County Industrial Development Agency, Shock Tech, Inc. Project, Rev., VAR, LOC: Bank of New York, 3.66%, 03/07/07	1,010
20,000	State of New York, Series B, GO, Rev., VAR, LOC: Dexia Credit Local, 3.58%, 03/05/07	20,000
6,335	Suffolk County Industrial Development Agency, Guide Dog Foundation, Inc., Rev., VAR, LOC: Bank of New York, 3.65%, 03/01/07	6,335
3,000	Suffolk County Water Authority, Rev., VAR, BAN, 3.45%, 03/07/07	3,000
	Tobacco Settlement Financing Authority,
10,315	RR-II-R-1066, Rev., VAR, AMBAC, LIQ: Citigroup Financial Products, 3.70%, 03/01/07	10,315
7,495	Series 2003, Rev., TOCS, VAR, 3.73%, 03/01/07	7,495
10,000	Series D, Rev., TOCS, VAR, LIQ: Goldman Sachs, 3.73%, 03/01/07	10,000
	Triborough Bridge & Tunnel Authority,
4,150	Series B, Rev., VAR, 3.50%, 03/07/07	4,150
1,450	Series B, Rev., VAR, FSA, 3.50%, 03/07/07	1,450
2,440	Series D, Rev., VAR, FSA, 3.47%, 03/07/07	2,440
7,675	Series PA-1080, Rev., VAR, 3.70%, 03/01/07	7,675
360	Series PA-1090, Rev., VAR, MBIA-IBC, 3.69%, 03/07/07	360
700	Sub Series 4, Rev., VAR, 3.63%, 03/01/07	700
14,930	Sub Series B-3, Rev., VAR, 3.63%, 03/01/07	14,930
2,500	Triborough Bridge & Tunnel Authority, EAGLE, Series 2003-0004, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.70%, 03/01/07	2,500
4,200	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., VAR, AMBAC, 3.47%, 03/07/07	4,200
4,235	Ulster County Industrial Development Agency, Hunter Panels LLC Project, Series A, Rev., VAR, LOC: Credit Lyonnais, 3.52%, 03/07/07	4,235
4,385	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VAR, LOC: Bank of New York, 3.65%, 03/01/07	4,385
2,525	Westchester County Industrial Development Agency, The Masters School, Rev., VAR, LOC: Allied Irish Bank plc, 3.67%, 03/01/07	2,525
4,195	Westchester County Industrial Development Agency, Young Women’s Christian Association, Rev., VAR, LOC: Bank of New York, 3.65%, 03/01/07	4,195
		1,373,965
	Total Weekly Demand Notes (Cost$1,375,260)	1,375,260
	Total Investments — 99.4% (Cost $1,817,948)*	1,817,948
	Other Assets in Excess of Liabilities — 0.6%	10,383
	NET ASSETS — 100.0%	$1,828,331

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   23

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 5.1% (n)
	Ohio — 5.1%
4,000	Cuyahoga County, Cleveland Clinic, LIQ: Bank of America N.A., 3.52%, 03/07/07	4,000
3,000	Ohio State University, Series C, 3.52%, 03/01/07	3,000
	Total Commercial Paper (Cost $7,000)	7,000
Daily Demand Notes — 5.2%
	Ohio — 5.2%
1,440	Ohio Air Quality Development Authority, Pollution Control, Series C, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.70%, 03/01/07	1,440
840	State of Ohio, BP Chemical, Inc. Project, Series 2002-BP, Rev., VAR, 3.68%, 03/01/07	840
125	State of Ohio, Higher Education Facilities, Case Western Reserve, Series A, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 3.66%, 03/01/07	125
460	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VAR, AMT, GTY: BP North America, 3.68%, 03/01/07	460
	State of Ohio, Solid Waste, BP Products North America,
375	Rev., VAR, GTY: BP North America, 3.68%, 03/01/07	375
485	Series 2002B-BP, Rev., VAR, GTY: BP North America, 3.68%, 03/01/07	485
2,925	State of Ohio Water Development Authority, First Energy Generation Corp., Series A, Rev., VAR, LOC: Barclays Bank plc, 3.64%, 03/01/07	2,925
440	State of Ohio Water Development Authority, Ohio Edison Co. Project, Series PJ-B, Rev., VAR, LOC: Wachovia Bank N.A., 3.68%, 03/01/07	440
	Total Daily Demand Notes (Cost $7,090)	7,090
Municipal Notes & Bonds — 13.5%
	Ohio — 13.5%
2,000	Bowling Green City School District, BAN, GO, 4.25%, 06/19/07	2,004
1,000	City of Lakewood, Series A, BAN, GO, 4.50%, 06/14/07	1,002
3,000	City of Stow, BAN, GO, 4.50%, 05/10/07	3,005
3,000	Hamilton City School District, School Improvement, BAN, GO, 4.25%, 06/06/07	3,005
2,400	State of Ohio, 3rd Frontier Research & Development, Series A, GO, 4.00%, 05/01/07	2,401
1,575	Town of Westerville, Electrical System Improvements, GO, 4.50%, 09/20/07	1,583
	University of Cincinnati,
3,000	Series C, BAN, Rev., 4.50%, 03/28/07	3,002
2,400	Series C, BAN, Rev., 4.50%, 01/24/08	2,418
	Total Municipal Notes & Bonds (Cost $18,420)	18,420
Weekly Demand Notes — 79.1%
	Ohio — 78.0%
	ABN AMRO Munitops Certificate Trust,
5,000	Series 2001-7, Rev., VAR, AMBAC, LIQ; ABN Amro Bank N.V., 3.69%, 03/02/07 (m)	5,000
2,000	Series 2006-4, GO, VAR, FSA, LIQ: ABN Amro Bank N.V., 3.69%, 03/01/07	2,000
1,890	Cincinnati City School District, Series 1511, GO, VAR, FGIC, LIQ: Rabobank Nederland, 3.69%, 03/02/07	1,890
2,000	City of Cleveland, Airport System, Series PT-799, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.73%, 03/06/07	2,000
	City of Cleveland, Apartment System Revenue,
5,000	Series PT-3731, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.71%, 03/05/07	5,000
3,000	Series 2006-149, Rev., VAR, FSA, LIQ: BNP Paribas, 3.73%, 03/05/07	3,000
500	City of Lyndhurst, EDR, Hawken Schools, Series 2002, VAR, LOC: National City Bank, 3.67%, 03/08/07	500
540	City of Westlake, Health Care Facilities, Lutheran Home Project, Rev., VAR, LOC: National City Bank, 3.68%, 03/06/07	540
2,000	City of Wooster, IDR, Allen Group, Inc., Series 1985, Rev., VAR, LOC: Wachovia Bank N.A., 3.52%, 03/01/07	2,000
1,500	Cleveland-Cuyahoga County Port Authority, Cultural Facilities, Playhouse Square, Foundation Project, Rev., VAR, LOC: Fifth Third Bank, 3.66%, 03/01/07	1,500
2,000	Cuyahoga County, Gilmore Academy Project, Rev., VAR, LOC: Fifth Third Bank, 3.69%, 03/02/07	2,000
760	Cuyahoga County, Health Care Facilities, Eliza Jennings Home Project, Rev., VAR, LOC: Lasalle Bank N.A., 3.67%, 03/02/07	760
1,375	Cuyahoga County, Health Care Facilities, Franciscan Communities, Series E, Rev., VAR, LOC: Lasalle Bank N.A., 3.65%, 03/05/07	1,375

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
2,200	Cuyahoga County, Health Care Facilities, Jennings Center Older Project, Rev., VAR, LOC: Fifth Third Bank, 3.71%, 03/05/07	2,200
2,885	Cuyahoga County, Hospital Facilities, Series MT-264, Rev., VAR, GTY: Merrill Lynch Capital Services, 3.73%, 03/05/07	2,885
5,000	Dayton-Montgomery County Port Authority, Rev., VAR, LIQ: Citigroup Financial Products, 3.59%, 03/01/07	5,000
2,000	Eclipse Funding Trust, Series 2006-0107, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.69%, 03/02/07	2,000
985	Franklin County, Health Care Facilities, Friendship Village of Dublin, Series A, Rev., VAR, LOC: Lasalle Bank N.A., 3.65%, 03/02/07	985
1,040	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VAR, AMT, FNMA, LIQ: FNMA, 3.72%, 03/05/07	1,040
900	Franklin County, Ohio Children’s Hospital, Series 2005-A, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.68%, 03/05/07	900
2,000	Franklin County, OhioHealth Corp., Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.50%, 3/07/07	2,000
1,500	Hamilton County, Hospital Facilities, Children’s Hospital Medical Center, Series 1997-A, Rev., VAR, LOC: PNC Bank N.A., 3.67%, 03/05/07 (m)	1,500
1,040	Huron County, EDR, Norwalk Furniture Project, Rev., VAR, LOC: Comerica Bank, 3.81%, 03/05/07	1,040
255	Kent State University, General Receipts, Series 2001, Rev., VAR, MBIA, LIQ: Dexia Public Finance Bank, 3.50%, 03/07/07	255
3,655	Lake County, Hospital Facilities, Lake Hospital System, Inc., Rev., VAR, RADIAN, LIQ: Bank of America, 3.60%, 03/07/07	3,655
1,060	Lake County, Pressure Technology, Inc., Series 2002, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.82%, 03/05/07	1,060
335	Mahoning County, Forum Health Obligation Group, Series 2002-B, Rev., VAR, LOC: Fifth Third Bank, 3.68%, 03/05/07	335
3,000	Middletown Hospital Facilities, Series MT- 239, Rev., VAR, GTY: Merrill Lynch Capital Services, 3.74%, 03/05/07	3,000
4,125	Montgomery County, Cambridge Commons Apartments, Series A, Rev., VAR, LOC: FHLB, 3.72%, 03/05/07	4,125
4,653	Montgomery County, Pedcor Lyons Gate Project, Series A, Rev., VAR, AMT, LOC: FHLB, 3.72%, 03/06/07	4,653
4,000	Ohio Air Quality Development Authority, Edison Project, Series 1219, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/05/07	4,000
	Ohio Housing Finance Agency, Merlots,
1,235	Series A34, Rev., VAR, FHLB, LIQ: Wachovia Bank N.A., 3.61%, 03/05/07	1,235
1,420	Series A78, Rev., VAR, GNMA COLL, FHLB, LIQ: Wachovia Bank N.A., 3.61%, 03/07/07	1,420
	Ohio Housing Finance Agency, Residential Mortgage Backed,
2,500	Series B, Rev., VAR, AMT, LIQ: Citibank N.A., 3.57%, 03/07/07	2,500
4,305	Series F, Rev., VAR, GNMA/FNMA, LIQ: Citibank N.A., 3.55%, 03/02/07	4,305
4,000	Series F, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 3.55%, 03/07/07	4,000
775	Ohio State Department of Administrative Services, Series PT-2856, COP, VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.70%, 03/01/07	775
1,570	Ohio State Higher Educational Facility Commission, John Carroll, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.66%, 03/07/07	1,570
2,000	Ohio State Water Development Authority, FirstEnergy Project, Series B, Rev., VAR, LOC: Barclays Bank plc, 3.54%, 03/07/07	2,000
	Ohio State Water Development Authority, Pure Water,
2,120	Series C, Rev., VAR, LOC: Wachovia Bank N.A., 3.58%, 03/07/07	2,120
2,315	Series 1118, Rev., VAR, LIQ: Rabobank Nederland, 3.69%, 03/01/07	2,315
3,000	State of Ohio, Antioch University, Rev., VAR, LOC: National City Bank, 3.68%, 03/05/07	3,000
5,085	State of Ohio, Solid Waste, BP Products North America, Series 1600, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.69%, 03/01/07	5,085
2,570	Student Loan Funding Corp., Cincinnati Student Loan, Series A-2, Rev., VAR, AMT, 3.60%, 03/07/07	2,570
2,525	Tuscarawas County, Hospital Facilities, Series MT-103, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.73%, 03/05/07	2,525

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   25

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
862	Warren County Health Care Facilities, Otterbein Homes Project, Series B, Rev., VAR, LOC: Fifth Third Bank, 3.68%, 03/07/07	862
1,840	Warren County, Ralph J. Stolle Countryside, Series 1985, Rev., VAR, LOC: Fifth Third Bank, 3.69%, 03/02/07	1,840
		106,320
	Puerto Rico — 1.1%
1,415	Puerto Rico Highway & Transportation Authority, Macon Trust, Series M, Rev., VAR, LIQ: Bank of America, FGIC, 3.65%, 03/05/07	1,415
	Total Weekly Demand Notes (Cost $107,735)	107,735
	Total Investments — 102.9% (Cost $140,245)*	140,245
	Liabilities in Excess of Other Assets — (2.9)%	(3,985)
	NET ASSETS — 100.0%	$136,260

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

JPMorgan Money Market Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

ABBREVIATIONS:

*—	The cost of securities is substantially the same for federal income tax purposes.

(e)—	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)—	All or a portion of this security is segregated for current or potential holdings of TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)—	The rate shown is the effective yield at the date of purchase.

(p)—	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC—	American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax Paper

BAN—	Bond Anticipation Notes

CIFG—	CDC IXIS Financial Guarantee

CNTY—	County

COLL—	Collateral

COP—	Certificates of Participation

CR—	Custodial Receipts

CTFS—	Certificates

EAGLE—	Earnings of accrual generated on local tax-exempt securities

EDC—	Economic Development Corporation

EDR—	Economic Development Revenue

FGIC—	Financial Guaranty Insurance Co.

FHA—	Federal Housing Administration

FHLB—	Federal Home Loan Bank

FHLMC—	Federal Home Loan Mortgage Corporation

FNMA—	Federal National Mortgage Association

FSA—	Financial Security Assurance

GNMA—	Government National Mortgage Association

GO—	General Obligation

GTD—	Guaranteed

GTY—	Guaranty

IDA—	Industrial Development Authority

IBC—	Insured Bond Certificates

IDR—	Industrial Development Revenue

LIQ—	Liquidity Agreement

LOC—	Letter of Credit

MBIA—	Municipal Bond Insurance Association

Merlots—	Municipal Exempt Receipts Liquidity Optional Tender

PCR—	Pollution Control Revenue

Q-SBLF—	Qualified School Board Loan Fund

RADIAN—	Radian Asset Assurance

RAN—	Revenue Anticipation Note

Rev.—	Revenue Bond

SAAN—	Student Aid Anticipation Notes

SO—	Special Obligation

STARS—	Short-Term Adjustable Rates

TAN—	Tax Anticipation Note

TCRS—	Transferable Custodial Receipts

TICS—	Tenants in Common

TOCS—	Tender Options Certificates

TRAN—	Tax & Revenue Anticipation Note

VAR—	Variable Rate Note. The interest rate shown is the rate in effect at February 28, 2007.

XLCA—	XL Capital Assurance

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   27

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2007

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund		New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments at value	$1,034,783	$270,024		$1,817,948	$140,245
Cash	17	4		16	1
Receivables:
Fund shares sold	120	—		812	3
Interest and dividends	5,937	1,971		11,615	1,168
Prepaid expenses and other assets	—	—	(a)	—	—	(a)
Total Assets	1,040,857	271,999		1,830,391	141,417

LIABILITIES:
Payables:
Dividends	113	333		877	79
Investment securities purchased	90	4,000		—	5,000
Accrued liabilities:
Investment advisory fees	63	16		111	8
Administration fees	34	15		101	4
Shareholder servicing fees	189	50		398	24
Distribution fees	435	10		319	16
Custodian and accounting fees	11	5		20	4
Trustees’ and Officers’ fees	3	—		49	—	(a)
Other	34	25		185	22
Total Liabilities	972	4,454		2,060	5,157
Net Assets	$1,039,885	$267,545		$1,828,331	$136,260

NET ASSETS:
Paid in capital	$1,039,793	$267,529		$1,827,512	$136,202
Accumulated undistributed (distributions in excess of) net investment income	97	16		665	58
Accumulated net realized gains (losses)	(5)	—		154	—
Total Net Assets	$1,039,885	$267,545		$1,828,331	$136,260
Net Assets:
Morgan	$91,046	$60,944		$1,204,017	$33,418
Premier	—	177,698		—	32,989
Reserve	—	28,903		194,629	69,853
E*Trade	948,839	—		429,685	—
Total	$1,039,885	$267,545		$1,828,331	$136,260
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Morgan	91,065	60,942		1,203,369	33,415
Premier	—	177,683		—	32,962
Reserve	—	28,915		194,570	69,802
E*Trade	948,740	—		429,651	—
Net asset value offering and redemption price per share (all shares)	$1.00	$1.00		$1.00	$1.00

Cost of investments	$1,034,783	$270,024		$1,817,948	$140,245

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2007

(Amounts in thousands)

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund		New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income	$23,443	$8,192		$57,806	$4,857

EXPENSES:
Investment advisory fees	531	183		1,311	110
Administration fees	544	189		1,356	114
Distribution fees:
Morgan	63	52		1,158	26
Reserve	—	48		480	173
E*Trade	3,605	—		1,732	—
Shareholder servicing fees:
Morgan	220	184		4,054	92
Premier	—	471		—	125
Reserve	—	58		576	208
E*Trade	1,802	—		866	—
Custodian and accounting fees	46	24		92	19
Professional fees	73	42		85	35
Trustees’ and Officers’ fees	9	2		23	2
Printing and mailing costs	34	4		131	14
Registration and filing fees	13	29		—	15
Transfer agent fees	17	28		261	24
Interest expense	— (a)	—	(a)	3	—	(a)
Other	26	13		17	9
Total expenses	6,983	1,327		12,145	966
Less amounts waived	(625)	(174)		(1,035)	(137)
Less earnings credits	(4)	(2)		(43)	(1)
Less reimbursements for legal matters	—	—	(a)	—	—	(a)
Net expenses	6,354	1,151		11,067	828
Net investment income (loss)	17,089	7,041		46,739	4,029

REALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	120	14		179	14
Change in net assets resulting from operations	$17,209	$7,055		$46,918	$4,043

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund			Michigan Municipal Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)(b)	Year Ended 8/31/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (c)	Year Ended 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$17,089	$1,893	$3,047	$7,041	$2,903	$2,449
Net realized gain (loss)	120	5	19	14	1	—
Change in net assets resulting from operations	17,209	1,898	3,066	7,055	2,904	2,449

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(1,861)	(1,762)	(3,047)	(1,574)	(184)	(73)
Premier
From net investment income	—	—	—	(4,911)	(2,179)	(1,819)
Reserve
From net investment income	—	—	—	(557)	(540)	(557)
E*Trade
From net investment income	(15,233)	(131)	—	—	—	—
Total distributions to shareholders	(17,094)	(1,893)	(3,047)	(7,042)	(2,903)	(2,449)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	924,534	(101,935)	62,821	81,122	(4,397)	24,639

NET ASSETS:
Change in net assets	924,649	(101,930)	62,840	81,135	(4,396)	24,639
Beginning of period	115,236	217,166	154,326	186,410	190,806	166,167
End of period	$1,039,885	$115,236	$217,166	$267,545	$186,410	$190,806
Accumulated undistributed (distributions in excess of) net investment income	$97	$(20)	$(44)	$16	$1	$—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of E*Trade Shares on January 17, 2006.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	New York Municipal Money Market Fund			Ohio Municipal Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)(b)	Year Ended 8/31/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (c)	Year Ended 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$46,739	$17,009	$22,689	$4,029	$1,851	$1,453
Net realized gain (loss)	179	11	99	14	12	15
Change in net assets resulting from operations	46,918	17,020	22,788	4,043	1,863	1,468

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(33,926)	(15,023)	(20,747)	(775)	(99)	(11)
Premier
From net investment income	—	—	—	(1,286)	(635)	(651)
Reserve
From net investment income	(5,422)	(1,828)	(1,942)	(1,969)	(1,117)	(791)
E*Trade
From net investment income	(7,389)	(160)	—	—	—	—
Total distributions to shareholders	(46,737)	(17,011)	(22,689)	(4,030)	(1,851)	(1,453)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	469,842	(284,988)	(51,469)	(8,336)	15,470	22,147

NET ASSETS:
Change in net assets	470,023	(284,979)	(51,370)	(8,323)	15,482	22,162
Beginning of period	1,358,308	1,643,287	1,694,657	144,583	129,101	106,939
End of period	$1,828,331	$1,358,308	$1,643,287	$136,260	$144,583	$129,101
Accumulated undistributed (distributions in excess of) net investment income	$665	$688	$690	$58	$43	$31

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of E*Trade Shares on January 17, 2006.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund			Michigan Municipal Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)(b)	Year Ended 8/31/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (c)	Year Ended 6/30/2005
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$401,208	$240,048	$1,069,545	$190,820	$46,029	$17,341
Dividends reinvested	842	209	509	1,559	183	72
Cost of shares redeemed	(356,040)	(412,408)	(1,007,233)	(163,017)	(22,435)	(9,610)
Change in net assets from Morgan capital transactions	$46,010	$(172,151)	$62,821	$29,362	$23,777	$7,803
Premier
Proceeds from shares issued	$—	$—	$—	$263,823	$193,875	$247,130
Dividends reinvested	—	—	—	1,338	655	685
Cost of shares redeemed	—	—	—	(223,168)	(200,530)	(218,874)
Change in net assets from Premier capital transactions	$—	$—	$—	$41,993	$(6,000)	$28,941
Reserve
Proceeds from shares issued	$—	$—	$—	$120,508	$157,668	$248,669
Dividends reinvested	—	—	—	556	528	551
Cost of shares redeemed	—	—	—	(111,297)	(180,370)	(261,325)
Change in net assets from Reserve capital transactions	$—	$—	$—	$9,767	$(22,174)	$(12,105)
E*Trade
Proceeds from shares issued	$1,087,309	$71,639	—	—	—	—
Dividends reinvested	15,233	131	—	—	—	—
Cost of shares redeemed	(224,018)	(1,554)	—	—	—	—
Change in net assets from E*Trade capital transactions	$878,524	$70,216	$—	$—	$—	$—

SHARE TRANSACTIONS:
Morgan
Issued	401,208	240,048	1,069,544	190,820	46,029	17,341
Reinvested	842	209	509	1,559	183	72
Redeemed	(356,040)	(412,408)	(1,007,233)	(163,017)	(22,435)	(9,610)
Change in Morgan Shares	46,010	(172,151)	62,820	29,362	23,777	7,803
Premier
Issued	—	—	—	263,823	193,876	247,130
Reinvested	—	—	—	1,338	654	685
Redeemed	—	—	—	(223,168)	(200,530)	(218,874)
Change in Premier Shares	—	—	—	41,993	(6,000)	28,941
Reserve
Issued	—	—	—	120,508	157,668	248,669
Reinvested	—	—	—	556	528	551
Redeemed	—	—	—	(111,297)	(180,370)	(261,325)
Change in Reserve Shares	—	—	—	9,767	(22,174)	(12,105)
E*Trade
Issued	1,087,309	71,639	—	—	—	—
Reinvested	15,233	131	—	—	—	—
Redeemed	(224,018)	(1,554)	—	—	—	—
Change in E*Trade Shares	878,524	70,216	—	—	—	—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of E*Trade Shares on January 17, 2006.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	New York Municipal Money Market Fund			Ohio Municipal Money Market Fund
	Year Ended 2/28/2007	Period Ended 2/28/2006 (a)(b)	Year Ended 8/31/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (c)	Year Ended 6/30/2005
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$6,098,286	$4,689,556	$10,063,474	$142,217	$50,948	$2,887
Dividends reinvested	27,598	9,692	12,478	775	99	11
Cost of shares redeemed	(6,019,950)	(5,087,041)	(10,130,574)	(136,114)	(26,401)	(1,007)
Change in net assets from Morgan capital transactions	$105,934	$(387,793)	$(54,622)	$6,878	$24,646	$1,891
Premier
Proceeds from shares issued	$—	$—	$—	$105,619	$72,566	$118,573
Dividends reinvested	—	—	—	24	2	2
Cost of shares redeemed	—	—	—	(111,422)	(78,276)	(121,080)
Change in net assets from Premier capital transactions	$—	$—	$—	$(5,779)	$(5,708)	$(2,505)
Reserve
Proceeds from shares issued	$23,430,950	$1,686,409	$718,769	$258,927	$246,224	$283,001
Dividends reinvested	2,531	1,691	1,914	1,970	1,106	796
Cost of shares redeemed	(23,416,906)	(1,667,613)	(717,530)	(270,332)	(250,798)	(261,036)
Change in net assets from Reserve capital transactions	$16,575	$20,487	$3,153	$(9,435)	$(3,468)	$22,761
E*Trade
Proceeds from shares issued	$486,070	$88,070	$—	$—	$—	$—
Dividends reinvested	7,389	160	—	—	—	—
Cost of shares redeemed	(146,126)	(5,912)	—	—	—	—
Change in net assets from E*Trade capital transactions	$347,333	$82,318	$—	$—	$—	$—

SHARE TRANSACTIONS:
Morgan
Issued	6,098,286	4,689,556	10,063,475	142,217	50,948	2,887
Reinvested	27,598	9,692	12,478	775	99	11
Redeemed	(6,019,950)	(5,087,041)	(10,130,575)	(136,114)	(26,401)	(1,007)
Change in Morgan Shares	105,934	(387,793)	(54,622)	6,878	24,646	1,891
Premier
Issued	—	—	—	105,619	72,566	118,572
Reinvested	—	—	—	24	2	2
Redeemed	—	—	—	(111,422)	(78,276)	(121,080)
Change in Premier Shares	—	—	—	(5,779)	(5,708)	(2,506)
Reserve
Issued	23,430,950	1,686,409	718,769	258,927	246,224	283,001
Reinvested	2,531	1,691	1,914	1,970	1,106	796
Redeemed	(23,416,906)	(1,667,614)	(717,530)	(270,332)	(250,798)	(261,036)
Change in Reserve Shares	16,575	20,486	3,153	(9,435)	(3,468)	22,761
E*Trade
Issued	486,070	88,070	—	—	—	—
Reinvested	7,389	160	—	—	—	—
Redeemed	(146,126)	(5,912)	—	—	—	—
Change in E*Trade Shares	347,333	82,318	—	—	—	—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of E*Trade Shares on January 17, 2006.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   33

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Morgan

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
California Municipal Money Market Fund
Year Ended February 28, 2007	$1.00	$0.03		$—	(f)	$0.03		$(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)

Michigan Municipal Money Market Fund
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—		0.01		(0.01)

New York Municipal Money Market Fund
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)

Ohio Municipal Money Market Fund
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year from August 31 to the last day of February.

(d)	The Fund changed its fiscal year from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$ 1.00	2.99%	$91,046	0.55%	2.96%	0.65%
1.00	1.16	45,020	0.55	2.28	0.68
1.00	1.47	217,166	0.55	1.49	0.70
1.00	0.51	154,326	0.55	0.51	0.80
1.00	0.72	149,147	0.55	0.72	0.73
1.00	1.13	163,071	0.55	1.05	0.76

1.00	3.02	60,944	0.59	3.00	0.67
1.00	1.47	31,580	0.59	2.27	0.69
1.00	0.64	7,803	0.59	1.81	0.70

1.00	2.97	1,204,017	0.59	2.93	0.65
1.00	1.14	1,097,957	0.59	2.27	0.64
1.00	1.42	1,485,743	0.59	1.40	0.67
1.00	0.48	1,540,274	0.59	0.48	0.70
1.00	0.72	1,662,000	0.59	0.72	0.69
1.00	1.20	2,123,000	0.59	1.17	0.69

1.00	2.99	33,418	0.59	2.95	0.70
1.00	1.46	26,537	0.59	2.34	0.72
1.00	0.63	1,891	0.59	1.80	0.72

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   35

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Premier

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Michigan Municipal Money Market Fund
Year Ended February 28, 2007	$1.00	$0.03	$—	(d)	$0.03	$(0.03)
July 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(d)	0.02	(0.02)
Year Ended June 30, 2005	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2002	1.00	0.01	—		0.01	(0.01)

Ohio Municipal Money Market Fund
Year Ended February 28, 2007	1.00	0.03	—	(d)	0.03	(0.03)
July 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(d)	0.02	(0.02)
Year Ended June 30, 2005	1.00	0.01	—	(d)	0.01	(0.01)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)
Year Ended June 30, 2002	1.00	0.01	—		0.01	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year from June 30 to the last day of February.

(d)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursement and earning credits
$ 1.00	3.17%	$177,698	0.45%	3.13%	0.52%
1.00	1.57	135,695	0.45	2.34	0.54
1.00	1.32	141,695	0.47	1.37	0.56
1.00	0.56	112,753	0.47	0.56	0.55
1.00	0.87	64,146	0.49	0.88	0.57
1.00	1.41	83,008	0.47	1.49	0.55

1.00	3.14	32,989	0.45	3.09	0.55
1.00	1.55	38,765	0.45	2.32	0.57
1.00	1.40	44,469	0.46	1.36	0.52
1.00	0.56	46,968	0.47	0.55	0.50
1.00	0.88	73,757	0.47	0.88	0.50
1.00	1.43	57,338	0.46	1.47	0.50

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Reserve

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
Michigan Municipal Money Market Fund (c)
Year Ended February 28, 2007	$1.00	$0.03		$—	(f)	$0.03		$(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)

New York Municipal Money Market Fund
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
September 1, 2005 to February 28, 2006 (e)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended August 31, 2005	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)

Ohio Municipal Money Market Fund (c)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 19, 2005, Class A was renamed Reserve.

(d)	The Fund changed its fiscal year from June 30 to the last day of February.

(e)	The Fund changed its fiscal year from August 31 to the last day of February.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursement and earning credits
$ 1.00	2.91%	$28,903	0.70%	2.89%	0.78%
1.00	1.40	19,135	0.70	2.06	0.79
1.00	1.14	41,308	0.72	1.10	0.81
1.00	0.31	53,414	0.73	0.31	0.81
1.00	0.62	77,476	0.74	0.62	0.82
1.00	1.16	62,408	0.72	1.21	0.80

1.00	2.86	194,629	0.70	2.82	0.75
1.00	1.09	178,032	0.70	2.19	0.75
1.00	1.27	157,544	0.74	1.26	0.81
1.00	0.28	154,383	0.79	0.28	0.88
1.00	0.52	175,000	0.79	0.50	0.87
1.00	1.00	180,000	0.79	0.85	0.90

1.00	2.88	69,853	0.70	2.84	0.80
1.00	1.38	79,281	0.70	2.09	0.82
1.00	1.14	82,741	0.71	1.17	0.77
1.00	0.30	59,971	0.72	0.30	0.75
1.00	0.63	79,911	0.72	0.62	0.75
1.00	1.17	90,602	0.71	1.17	0.75

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

E*Trade

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
California Municipal Money Market Fund
Year Ended February 28, 2007	$1.00	$0.03		$—	(e)	$0.03		$(0.03)
January 17, 2006 (c) to February 28, 2006 (d)	1.00	—	(e)	—	(e)	—	(e)	—	(e)

New York Municipal Money Market Fund
Year Ended February 28, 2007	1.00	0.03		—	(e)	0.03		(0.03)
January 17, 2006 (c) to February 28, 2006 (d)	1.00	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	The Fund changed its fiscal year from August 31 to the last day of February.

(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursement and earning credits
$ 1.00	2.53%	$948,839	1.00%	2.53%	1.09%
1.00	0.25	70,216	1.00	2.10	1.24

1.00	2.55	429,685	1.00	2.56	1.10
1.00	0.24	82,319	1.00	2.08	1.11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   41

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declaration of Trusts dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
California Municipal Money Market Fund	Morgan and E*Trade	JPM I
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II
New York Municipal Money Market Fund	Morgan, Reserve and E*Trade	JPM I
Ohio Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II

E*Trade Shares commenced operations on January 17, 2006, for the California Municipal Money Market Fund and New York Municipal Money Market Fund.

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

B. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of February 28, 2007 (amounts in thousands):

	Market Value	Percentage
New York Municipal Money Market Fund	$13,090	0.7%

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to

42   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
California Municipal Money Market Fund	$3	$122	$(125)
Michigan Municipal Money Market Fund	(2)	16	(14)
New York Municipal Money Market Fund	25	(25)	—
Ohio Municipal Money Market Fund	(2)	16	(14)

The reclassifications for the Funds relate primarily to deferred compensation and reclassification of dividends (California Municipal Money Market Fund, Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund).

H. New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to separate Amended and Restated Investment Advisory Agreements, J.P.Morgan Investment Management Inc. (“JPMIM”) acts as the investment advisor to the California Municipal Money Market Fund and New York Municipal Money Market Fund and JPMorgan Investment Advisors Inc. (“JPMIA”, and together with JPMIM, each an “Advisor”) acts as the investment advisor to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase Bank, N.A. (“JPMCB”), which is a wholly-owned subsidiary of JPMorgan. The Advisors supervise the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Funds may invest in one or more money market funds advised by the Advisors or their affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

As of February 28, 2007, there were no waivers/reimbursements resulting from investments in the money market funds.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds.

The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   43

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Morgan Shares, Reserve Shares and E*Trade Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Morgan	Reserve	E*Trade
California Municipal Money Market Fund	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.10	0.25	0.60
Ohio Municipal Money Market Fund	0.10	0.25	n/a

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Morgan	Premier	Reserve	E*Trade
California Municipal Money Market Fund	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	0.35	0.30	0.30	n/a

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees and/or reimbursed expenses as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Morgan	Premier	Reserve	E*Trade
California Municipal Money Market Fund	0.55%	n/a	n/a	1.00%
Michigan Municipal Money Market Fund	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	0.59	n/a	0.70	1.00
Ohio Municipal Money Market Fund	0.59	0.45	0.70	n/a

The contractual expense limitation agreements were in effect for the year ended February 28, 2007. The expense limitation percentages in the table above are in place until at least June 30, 2007.

For the year ended February 28, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Administration	Shareholder Servicing	Total
California Municipal Money Market Fund	$109	$516	$625
Michigan Municipal Money Market Fund	14	160	174
New York Municipal Money Market Fund	316	719	1,035
Ohio Municipal Money Market Fund	25	112	137

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

44   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Officers’ fees in the Statement of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the year ended February 28, 2007, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2007, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Municipal Money Market Fund	$1,034,788	$—	$5	$(5)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended February 28, 2007 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$99	$26	$16,969	$17,094
Michigan Municipal Money Market Fund	10	5	7,027	7,042
New York Municipal Money Market Fund	—	—	46,737	46,737
Ohio Municipal Money Market Fund	26	—	4,004	4,030

The tax character of distributions paid during the period ended February 28, 2006 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$4	$1	$1,888	$1,893
Michigan Municipal Money Market Fund	9	—	2,894	2,903
New York Municipal Money Market Fund	—	—	17,011	17,011
Ohio Municipal Money Market Fund	17	—	1,834	1,851

The tax character of distributions paid during the 2005 fiscal year was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$6	$—	$3,041	$3,047
Michigan Municipal Money Market Fund	4	—	2,445	2,449
New York Municipal Money Market Fund	432	104	22,153	22,689
Ohio Municipal Money Market Fund	23	—	1,430	1,453

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   45

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

At February 28, 2007, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-term Capital Gain or (Tax Basis Capital Loss Carryover)	Current Distributable Tax exempt Income	Net Unrealized Appreciation (Depreciation)
California Municipal Money Market Fund	$—	$—	$217	$(5)
Michigan Municipal Money Market Fund	—	—	351	—
New York Municipal Money Market Fund	29	126	1,611	—
Ohio Municipal Money Market Fund	—	—	138	—

For the Funds, the cumulative timing differences consist of deferred compensation, wash sales, post October loss deferrals (California Municipal Money Market Fund) and distributions payable.

During the year ended February 28, 2007, the New York Municipal Money Market Fund utilized net capital loss carryforwards of approximately $24,000.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2007, the California Municipal Money Market Fund deferred approximately $1,000 to March 1, 2007 of post October losses.

5. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds in JPM I because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2007, or at any time during the year then ended.

6. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. The issuer’s abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

7. Legal Matters

On June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisers, Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and

46   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed pursuant to a distribution plan to certain current and former shareholders of funds identified in the distribution plan. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) it managed in the aggregate amount of approximately $8 million annually over a five-year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the “Funds’ former distributor” of One Group Mutual Funds), certain officers of One Group Mutual Funds and certain current and former Trustees of One Group Mutual Funds, the predecessor to JPM II. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund related contracts, and (v) conspired to commit unlawful acts.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right of Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

JPM II, any series thereof, or any Fund identified in this report as having acquired the assets of a former One Group Mutual Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
JPMorgan Trust I and JPMorgan Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Michigan Municipal Money Market Fund, JPMorgan Ohio Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (hereafter collectively referred to as the “Funds”) at February 28, 2007, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2007

48   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

TRUSTEES
(Unaudited)

The names of the Trustees of the Trusts, together with information regarding their year of birth, the year each Trustee became a Board member of the Trusts, the year each Trustee first became a Board member of any of the heritage JPMorgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	131	None.
Roland R. Eppley, Jr. (1932); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	131	None.
John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	131	Director, Cardinal Health, Inc (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	131
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	131	None.
Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	131	None.
Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	131	Trustee, Mather LifeWays (1994–present); Trustee, Carleton College (2003–present).

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   49

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	131	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).
Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	131	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trusts (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	131	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	131	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	131	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	131
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (131 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

50   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

OFFICERS
(Unaudited)

The Trusts’ executive officers (listed below) generally are employees of the Advisor or one of its affiliates. The officers conduct and supervise the business operations of the Trusts. The officers hold office until a successor has been elected and duly qualified. The Trusts have no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trusts and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liason, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.
Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   51

OFFICERS
(Unaudited) (continued)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

52   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at September 1, 2006, and continued to hold your shares at the end of the reporting period, February 28, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During September 1, 2006 to February 28, 2007**	Annualized Expense Ratio
California Municipal Money Market Fund
Morgan
Actual	$1,000.00	$1,014.90	$2.75	0.55%
Hypothetical	1,000.00	1,022.07	2.76	0.55
E*Trade
Actual	1,000.00	1,012.70	4.99	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00

Michigan Municipal Money Market Fund
Morgan Class
Actual	1,000.00	1,015.20	2.95	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier Class
Actual	1,000.00	1,015.90	2.25	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Reserve Class
Actual	1,000.00	1,014.70	3.50	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70

New York Municipal Money Market Fund
Morgan Class
Actual	1,000.00	1,015.00	2.95	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   53

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During September 1, 2006 to February 28, 2007**	Annualized Expense Ratio
Reserve Class
Actual	$1,000.00	$1,014.40	$3.50	0.70%
Hypothetical	1,000.00	1,021.32	3.51	0.70
E*Trade
Actual	1,000.00	1,012.90	4.99	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00

Ohio Municipal Money Market Fund
Morgan Class
Actual	1,000.00	1,015.00	2.95	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier Class
Actual	1,000.00	1,015.70	2.25	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Reserve Class
Actual	1,000.00	1,014.50	3.50	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70

**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

54   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 28, 2007

TAX LETTER
(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2007. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2007. The information necessary to complete your income tax returns for the calendar year ending December 31, 2007 will be received under separate cover.

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 28, 2007:

Exempt Distributions Paid
California Municipal Money Market Fund	100.00%
Michigan Municipal Money Market Fund	100.00
New York Municipal Money Market Fund	100.00
Ohio Municipal Money Market Fund	99.69

For the fiscal year ended February 28, 2007, the Funds designate the following amounts of ordinary distributions paid during the Fund’s fiscal year that are from qualified short-term capital gains (amounts in thousands):

Qualified Short-Term Gain
California Municipal Money Market Fund	$99
Michigan Municipal Money Market Fund	10
Ohio Municipal Money Market Fund	14

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 28, 2007 (amounts in thousands):

Qualified Long-Term Capital Gain 15%
California Municipal Money Market Fund	$27
Michigan Municipal Money Market Fund	5

FEBRUARY 28, 2007        JPMORGAN MONEY MARKET FUNDS   55

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. February 2007.	AN-MMKTST-207

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is William Armstrong. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2007 – $980,800
2006 – $577,116*

* The Funds’ fiscal year end changed to the last day of February effective February 2006. The fees are for the eight months ending February 28, 2006, the new fiscal year end of the Funds.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES (On a calendar year basis)
2006 – $9,775,000

2005 – $10,110,000

The audit-related fees consist of aggregate fees billed for assurance and related services by the independent registered public accounting firm to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”), that were reasonably related to the performance of the annual audit of the Registrant's financial statements.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2007 – $153,520

2006 – $203,052*

* The Funds’ fiscal year end changed to the last day of February effective February 2006. The fees are for the eight months ending February 28, 2006, the new fiscal year end of the Funds.

The tax fees include fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended December 31, 2006 and 2005, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2007 – Not applicable

2006 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, the Pre-approval Policy lists a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2007 – 100%

2006 – 100%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $21.6 million in 2006 and $19.1 million in 2005.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

May 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

May 09, 2007

By:	/s/____________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 09, 2007